UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
NEW YORK LIFE INVESTMENTS FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

NYLI Fiera SMID Growth Fund
Class A/APSRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$58	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	2/12/2018	(4.07)%	11.21%	2.21%	9.35%
Class A Shares - Excluding sales charges		1.51%	17.68%	2.21%	9.35%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.17%
Russell 2500TM Growth Index[3]		6.54%	35.11%	3.52%	10.05%
Morningstar Mid Cap Growth Category Average[4]		1.83%	20.57%	3.16%	10.35%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$232,313,208%
Total number of portfolio holdings	75%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments
Top Industries
Biotechnology	15.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	6.8%
Construction & Engineering	5.9%
Machinery	5.4%
Specialty Retail	5.0%
Banks	4.2%
Capital Markets	4.2%
Building Products	4.2%
Other	28.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSFSG10A-06/26
NYLI Fiera SMID Growth Fund

NYLI Fiera SMID Growth Fund
Class C/APSLX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$102	2.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	7/24/2023	0.07%	15.64%	5.05%
Class C Shares - Excluding sales charges		1.06%	16.64%	5.05%
Russell 3000®Index[2]		6.11%	31.01%	19.16%
Russell 2500TM Growth Index[3]		6.54%	35.11%	12.98%
Morningstar Mid Cap Growth Category Average[4]		1.83%	20.57%	12.74%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$232,313,208%
Total number of portfolio holdings	75%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments
Top Industries
Biotechnology	15.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	6.8%
Construction & Engineering	5.9%
Machinery	5.4%
Specialty Retail	5.0%
Banks	4.2%
Capital Markets	4.2%
Building Products	4.2%
Other	28.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSFSG10C-06/26
NYLI Fiera SMID Growth Fund

NYLI Fiera SMID Growth Fund
Class I/APSGX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 21, 2023, the Fiera Capital Small/Mid-Cap Growth Fund (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to July 21, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund. The historical performance presented prior to February 12, 2018 reflects the performance of APEXcm Small/Mid-Cap Growth Fund, a former series of The Ultimus Managers Trust (the "Prior Predecessor Fund"). The returns of the Prior Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Predecessor Fund or the Fund. The returns prior to February 12, 2018 are based on the previous performance and actual fees and expenses of the Prior Predecessor Fund's sole class of shares (i.e., the Prior Predecessor Fund's Institutional Class shares, which commenced operations on June 29, 2012). The Predecessor Fund's Investor Class shares commenced operations on February 12, 2018.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	6/29/2012	1.69%	18.07%	2.50%	11.21%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 2500TM Growth Index[3]		6.54%	35.11%	3.52%	11.69%
Morningstar Mid Cap Growth Category Average[4]		1.83%	20.57%	3.16%	11.45%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$232,313,208%
Total number of portfolio holdings	75%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments
Top Industries
Biotechnology	15.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	6.8%
Construction & Engineering	5.9%
Machinery	5.4%
Specialty Retail	5.0%
Banks	4.2%
Capital Markets	4.2%
Building Products	4.2%
Other	28.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSFSG10I-06/26
NYLI Fiera SMID Growth Fund

NYLI Fiera SMID Growth Fund
Class R6/APSDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Fiera SMID Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$41	0.82%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	7/24/2023	1.69%	18.05%	6.31%
Russell 3000®Index[2]		6.11%	31.01%	19.16%
Russell 2500TM Growth Index[3]		6.54%	35.11%	12.98%
Morningstar Mid Cap Growth Category Average[4]		1.83%	20.57%	12.74%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2500™ Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Mid-Cap Growth Category Average is representative of funds that invest primarily in U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. Stocks in the middle 20% of the capitalization of the U.S. equity market are defined as mid-cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$232,313,208%
Total number of portfolio holdings	75%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Argenx SE, ADR	3.5%
BWX Technologies, Inc.	3.5%
Curtiss-Wright Corp.	3.3%
Comfort Systems USA, Inc.	3.1%
Lattice Semiconductor Corp.	2.8%
EMCOR Group, Inc.	2.8%
Entegris, Inc.	2.8%
Insmed, Inc.	2.6%
JFrog Ltd.	2.2%
Stifel Financial Corp.	2.2%
* Excluding short-term investments
Top Industries
Biotechnology	15.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	6.8%
Construction & Engineering	5.9%
Machinery	5.4%
Specialty Retail	5.0%
Banks	4.2%
Capital Markets	4.2%
Building Products	4.2%
Other	28.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSFSG10R6-06/26
NYLI Fiera SMID Growth Fund

NYLI Epoch Capital Growth Fund
Class A/MECDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$59	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/30/2016	(0.46)%	13.36%	8.00%	12.71%
Class A Shares - Excluding sales charges		5.33%	19.96%	9.23%	13.36%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.95%
Morningstar Global Large Stock Growth Category Average[3]		1.26%	20.81%	5.91%	11.47%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$133,961,866%
Total number of portfolio holdings	107%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	69.5%
United Kingdom	4.8%
Japan	4.1%
Taiwan	3.5%
Spain	2.2%
Thailand	2.1%
Netherlands	2.0%
France	1.9%
Mexico	1.8%
Switzerland	1.4%
Other	6.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSECG10A-06/26
NYLI Epoch Capital Growth Fund

NYLI Epoch Capital Growth Fund
Class C/MECEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$109	2.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/30/2016	3.86%	17.74%	8.13%	12.26%
Class C Shares - Excluding sales charges		4.83%	18.74%	8.13%	12.26%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.95%
Morningstar Global Large Stock Growth Category Average[3]		1.26%	20.81%	5.91%	11.47%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$133,961,866%
Total number of portfolio holdings	107%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	69.5%
United Kingdom	4.8%
Japan	4.1%
Taiwan	3.5%
Spain	2.2%
Thailand	2.1%
Netherlands	2.0%
France	1.9%
Mexico	1.8%
Switzerland	1.4%
Other	6.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSECG10C-06/26
NYLI Epoch Capital Growth Fund

NYLI Epoch Capital Growth Fund
Class I/MECFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$46	0.90%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/30/2016	5.50%	20.28%	9.51%	13.63%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.95%
Morningstar Global Large Stock Growth Category Average[3]		1.26%	20.81%	5.91%	11.47%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$133,961,866%
Total number of portfolio holdings	107%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	69.5%
United Kingdom	4.8%
Japan	4.1%
Taiwan	3.5%
Spain	2.2%
Thailand	2.1%
Netherlands	2.0%
France	1.9%
Mexico	1.8%
Switzerland	1.4%
Other	6.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSECG10I-06/26
NYLI Epoch Capital Growth Fund

NYLI Epoch Capital Growth Fund
Investor Class/MECVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch Capital Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$71	1.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/30/2016	(0.07)%	13.66%	7.82%	12.43%
Investor Class Shares - Excluding sales charges		5.19%	19.64%	8.94%	13.08%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.95%
Morningstar Global Large Stock Growth Category Average[3]		1.26%	20.81%	5.91%	11.47%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large Stock Growth Category Average is representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$133,961,866%
Total number of portfolio holdings	107%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	3.5%
Apple, Inc.	2.3%
EMCOR Group, Inc.	2.1%
Fabrinet	2.1%
Alphabet, Inc., Class A	2.0%
Broadcom, Inc.	1.9%
Hoya Corp.	1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
AbbVie, Inc.	1.6%
West Pharmaceutical Services, Inc.	1.5%
* Excluding short-term investments
Top Countries
United States	69.5%
United Kingdom	4.8%
Japan	4.1%
Taiwan	3.5%
Spain	2.2%
Thailand	2.1%
Netherlands	2.0%
France	1.9%
Mexico	1.8%
Switzerland	1.4%
Other	6.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSECG10INV-06/26
NYLI Epoch Capital Growth Fund

NYLI Epoch International Choice Fund
Class A/ICEVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$62	1.17%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/1/2006	7.47%	20.60%	5.39%	6.75%
Class A Shares - Excluding sales charges		13.73%	27.61%	6.59%	7.36%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
Morningstar Foreign Large Blend Category Average[3]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$292,576,551%
Total number of portfolio holdings	37%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	20.4%
Japan	19.4%
France	16.0%
Germany	11.0%
United States	8.4%
Netherlands	6.6%
Sweden	5.2%
Taiwan	4.2%
Republic of Korea	3.5%
Finland	3.4%
Other	1.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEIC10A-06/26
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
Class C/ICEWX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$119	2.24%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/2006	12.14%	25.24%	5.47%	6.25%
Class C Shares - Excluding sales charges		13.14%	26.24%	5.47%	6.25%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
Morningstar Foreign Large Blend Category Average[3]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$292,576,551%
Total number of portfolio holdings	37%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	20.4%
Japan	19.4%
France	16.0%
Germany	11.0%
United States	8.4%
Netherlands	6.6%
Sweden	5.2%
Taiwan	4.2%
Republic of Korea	3.5%
Finland	3.4%
Other	1.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEIC10C-06/26
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
Class I/ICEUX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$49	0.92%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/31/1997	13.89%	27.92%	6.88%	7.64%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
Morningstar Foreign Large Blend Category Average[3]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$292,576,551%
Total number of portfolio holdings	37%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	20.4%
Japan	19.4%
France	16.0%
Germany	11.0%
United States	8.4%
Netherlands	6.6%
Sweden	5.2%
Taiwan	4.2%
Republic of Korea	3.5%
Finland	3.4%
Other	1.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEIC10I-06/26
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
Investor Class/ICELX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$79	1.49%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective January 9, 2017, and the Fund's principal investment strategies changed effective March 13, 2017. The past performance in the graph and table prior to those dates reflects the Fund's prior subadvisor and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	4/29/2008	7.87%	20.84%	5.19%	6.48%
Investor Class Shares - Excluding sales charges		13.54%	27.20%	6.27%	7.08%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
Morningstar Foreign Large Blend Category Average[3]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$292,576,551%
Total number of portfolio holdings	37%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	20.4%
Japan	19.4%
France	16.0%
Germany	11.0%
United States	8.4%
Netherlands	6.6%
Sweden	5.2%
Taiwan	4.2%
Republic of Korea	3.5%
Finland	3.4%
Other	1.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEIC10INV-06/26
NYLI Epoch International Choice Fund

NYLI Epoch International Choice Fund
SIMPLE Class/ICERX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch International Choice Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$77	1.46%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	13.59%	27.24%	6.19%	8.17%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	11.35%
Morningstar Foreign Large Blend Category Average[3]		10.67%	26.63%	8.20%	10.67%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$292,576,551%
Total number of portfolio holdings	37%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Keyence Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	4.2%
RELX plc	4.1%
Linde plc	4.0%
ING Groep NV	3.9%
TotalEnergies SE	3.7%
Samsung Electronics Co. Ltd., GDR	3.5%
Vonovia SE	3.5%
Deutsche Post AG	3.4%
AstraZeneca plc	3.4%
* Excluding short-term investments
Top Countries
United Kingdom	20.4%
Japan	19.4%
France	16.0%
Germany	11.0%
United States	8.4%
Netherlands	6.6%
Sweden	5.2%
Taiwan	4.2%
Republic of Korea	3.5%
Finland	3.4%
Other	1.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEIC10SI-06/26
NYLI Epoch International Choice Fund

NYLI Balanced Fund
Class A/MBNAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$54	1.05%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	4.51%	11.75%	5.13%	6.38%
Class A Shares - Excluding sales charges		7.74%	15.21%	5.77%	6.98%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.95%	3.67%	1.27%	2.03%
Balanced Composite Index[5]		8.79%	18.51%	6.81%	7.75%
Morningstar Moderate Allocation Category Average[6]		5.24%	18.84%	6.62%	8.55%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$448,301,201%
Total number of portfolio holdings	193%
Portfolio turnover rate	89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.2%
U.S. Government & Federal Agencies	16.8%
Exchange-Traded Funds	8.7%
Corporate Bonds	8.5%
Mortgage-Backed Securities	1.6%
Short-Term Investments	0.9%
Asset-Backed Securities	0.9%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSBL10A-06/26
NYLI Balanced Fund

NYLI Balanced Fund
Class C/MBACX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$106	2.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	6.22%	13.06%	4.71%	5.94%
Class C Shares - Excluding sales charges		7.22%	14.06%	4.71%	5.94%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.95%	3.67%	1.27%	2.03%
Balanced Composite Index[5]		8.79%	18.51%	6.81%	7.75%
Morningstar Moderate Allocation Category Average[6]		5.24%	18.84%	6.62%	8.55%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$448,301,201%
Total number of portfolio holdings	193%
Portfolio turnover rate	89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.2%
U.S. Government & Federal Agencies	16.8%
Exchange-Traded Funds	8.7%
Corporate Bonds	8.5%
Mortgage-Backed Securities	1.6%
Short-Term Investments	0.9%
Asset-Backed Securities	0.9%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSBL10C-06/26
NYLI Balanced Fund

NYLI Balanced Fund
Class I/MBAIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$42	0.81%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/1/1989	7.91%	15.50%	6.04%	7.25%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.95%	3.67%	1.27%	2.03%
Balanced Composite Index[5]		8.79%	18.51%	6.81%	7.75%
Morningstar Moderate Allocation Category Average[6]		5.24%	18.84%	6.62%	8.55%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$448,301,201%
Total number of portfolio holdings	193%
Portfolio turnover rate	89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.2%
U.S. Government & Federal Agencies	16.8%
Exchange-Traded Funds	8.7%
Corporate Bonds	8.5%
Mortgage-Backed Securities	1.6%
Short-Term Investments	0.9%
Asset-Backed Securities	0.9%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSBL10I-06/26
NYLI Balanced Fund

NYLI Balanced Fund
Class R6/MBERX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$37	0.72%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	12/15/2017	7.94%	15.58%	6.12%	6.89%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	13.78%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	10.25%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.95%	3.67%	1.27%	2.24%
Balanced Composite Index[5]		8.79%	18.51%	6.81%	7.31%
Morningstar Moderate Allocation Category Average[6]		5.24%	18.84%	6.62%	7.54%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$448,301,201%
Total number of portfolio holdings	193%
Portfolio turnover rate	89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.2%
U.S. Government & Federal Agencies	16.8%
Exchange-Traded Funds	8.7%
Corporate Bonds	8.5%
Mortgage-Backed Securities	1.6%
Short-Term Investments	0.9%
Asset-Backed Securities	0.9%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSBL10R6-06/26
NYLI Balanced Fund

NYLI Balanced Fund
Investor Class/MBINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Balanced Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$68	1.32%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s equity subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former equity subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced the subadvisor to the equity portion of the Fund and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisor and principal investment strategies for the equity portion of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.93%	12.06%	4.97%	6.14%
Investor Class Shares - Excluding sales charges		7.62%	14.93%	5.50%	6.74%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Bloomberg U.S. Intermediate Government/Credit Bond Index[4]		0.95%	3.67%	1.27%	2.03%
Balanced Composite Index[5]		8.79%	18.51%	6.81%	7.75%
Morningstar Moderate Allocation Category Average[6]		5.24%	18.84%	6.62%	8.55%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Bloomberg U.S. Intermediate Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of U.S. dollar-denominated U.S. treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

5.
The Balanced Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Russell 1000® Value Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index weighted 60%/40%, respectively.

6.
The Morningstar Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$448,301,201%
Total number of portfolio holdings	193%
Portfolio turnover rate	89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	16.8%
iShares Intermediate Government/Credit Bond ETF	3.8%
Alphabet, Inc., Class C	3.4%
Vanguard Intermediate-Term Treasury ETF	2.9%
JPMorgan Chase & Co.	2.3%
Vanguard Russell 1000 Value ETF	2.1%
Johnson & Johnson	1.6%
Merck & Co., Inc.	1.4%
Cisco Systems, Inc.	1.4%
UnitedHealth Group, Inc.	1.3%
* Excluding short-term investments
Portfolio Composition
Common Stocks	62.2%
U.S. Government & Federal Agencies	16.8%
Exchange-Traded Funds	8.7%
Corporate Bonds	8.5%
Mortgage-Backed Securities	1.6%
Short-Term Investments	0.9%
Asset-Backed Securities	0.9%
Other Assets, Less Liabilities	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSBL10INV-06/26
NYLI Balanced Fund

NYLI Floating Rate Fund
Class A/MXFAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$48	0.97%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/3/2004	(1.80)%	2.24%	4.48%	4.20%
Class A Shares - Excluding sales charges		1.23%	5.40%	5.12%	4.52%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	5.53%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	4.54%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSFR10A-06/26
NYLI Floating Rate Fund

NYLI Floating Rate Fund
Class C/MXFCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$93	1.87%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/3/2004	(0.20)%	3.47%	4.18%	3.67%
Class C Shares - Excluding sales charges		0.78%	4.45%	4.18%	3.67%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	5.53%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	4.54%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSFR10C-06/26
NYLI Floating Rate Fund

NYLI Floating Rate Fund
Class I/MXFIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$36	0.72%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/3/2004	1.36%	5.66%	5.38%	4.78%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	5.53%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	4.54%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSFR10I-06/26
NYLI Floating Rate Fund

NYLI Floating Rate Fund
Class R6/MXFEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$32	0.64%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2019	1.40%	5.74%	5.45%	5.00%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.81%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	5.61%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	4.43%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSFR10R6-06/26
NYLI Floating Rate Fund

NYLI Floating Rate Fund
Investor Class/MXFNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$56	1.12%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.37)%	2.61%	4.46%	4.13%
Investor Class Shares - Excluding sales charges		1.16%	5.24%	4.99%	4.45%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	5.53%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	4.54%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSFR10INV-06/26
NYLI Floating Rate Fund

NYLI Floating Rate Fund
SIMPLE Class/MXFMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Floating Rate Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$60	1.19%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	1.12%	5.15%	4.80%	5.13%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	(0.20)%
Morningstar LSTA US Leveraged Loan Index[3]		1.73%	6.22%	6.09%	6.60%
Morningstar Bank Loan Category Average[4]		1.62%	6.00%	5.17%	5.49%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Morningstar LSTA US Leveraged Loan Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market.

4.
The Morningstar Bank Loan Category Average is representative of funds that invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,310,827,768%
Total number of portfolio holdings	466%
Portfolio turnover rate	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 5.902%-6.75%, due 3/22/30-1/31/34	0.8%
Asurion LLC, 7.413%-9.017%, due 1/19/29-2/23/33	0.8%
AthenaHealth Group, Inc., 6.402%, due 2/15/29	0.7%
Clydesdale Acquisition Holdings, Inc., 6.827%-8.75%, due 4/13/29-4/1/32	0.7%
Allied Universal Holdco LLC, 6.902%, due 8/20/32	0.7%
Genesys Cloud Services, Inc., 6.152%, due 1/30/32	0.7%
Clarios Global LP, 6.152%-6.402%, due 5/6/30-1/28/32	0.7%
Indy US Holdco LLC, 5.902%, due 10/31/30	0.7%
Hologic, Inc., 5.924%, due 4/7/33	0.7%
Univision Communications, Inc., 7.017%-8.50%, due 1/31/29-7/31/31	0.7%
* Excluding short-term investments
Top Industries
Finance	7.5%
Services: Business	6.8%
Software	5.5%
Chemicals, Plastics & Rubber	5.1%
Insurance	4.8%
Electronics	4.4%
High Tech Industries	4.2%
Aerospace & Defense	3.3%
Healthcare & Pharmaceuticals	3.2%
Automobile	2.9%
Other	52.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSFR10SI-06/26
NYLI Floating Rate Fund

NYLI MacKay California Muni Fund
Class A/MSCAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$38	0.75%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/2013	(1.51)%	2.66%	(0.48)%	1.65%
Class A Shares - Excluding sales charges		1.54%	5.83%	0.44%	2.12%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	2.11%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	1.89%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCTF10A-06/26
NYLI MacKay California Muni Fund

NYLI MacKay California Muni Fund
Class C/MSCCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$52	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	2/28/2013	0.39%	4.53%	0.14%	1.83%
Class C Shares - Excluding sales charges		1.39%	5.53%	0.14%	1.83%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	2.11%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	1.89%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCTF10C-06/26
NYLI MacKay California Muni Fund

NYLI MacKay California Muni Fund
Class C2/MCAMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C2	$59	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	0.32%	4.37%	(0.01)%	0.55%
Class C2 Shares - Excluding sales charges		1.32%	5.37%	(0.01)%	0.55%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.21%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	1.07%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	0.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCTF10C2-06/26
NYLI MacKay California Muni Fund

NYLI MacKay California Muni Fund
Class I/MCOIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$25	0.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	2/28/2013	1.66%	6.10%	0.67%	2.37%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	2.11%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	1.89%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCTF10I-06/26
NYLI MacKay California Muni Fund

NYLI MacKay California Muni Fund
Class R6/MSODX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$24	0.48%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	1.67%	6.11%	0.71%	1.58%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.64%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	1.54%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	1.17%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCTF10R6-06/26
NYLI MacKay California Muni Fund

NYLI MacKay California Muni Fund
Investor Class/MSCVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay California Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$39	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2013	(1.02)%	3.15%	(0.41)%	1.62%
Investor Class Shares - Excluding sales charges		1.52%	5.79%	0.41%	2.09%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg California Municipal Bond Index[3]		0.96%	6.37%	0.86%	2.11%
Morningstar Muni California Long Category Average[4]		1.30%	5.81%	0.45%	1.89%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg California Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of California investment-grade, tax-exempt, fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni California Long Category Average is representative of funds that invest at least 80% of assets in California municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,311,331,570%
Total number of portfolio holdings	382%
Portfolio turnover rate	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
California Community Choice Financing Authority, 3.902%-5.50%, due 11/1/33-10/1/56	11.5%
California Municipal Finance Authority, 3.242%-5.50%, due 7/15/29-7/1/57	6.5%
City of Los Angeles, 5.00%-5.50%, due 5/15/29-5/15/47	4.3%
San Francisco City & County Airport Commission, 5.00%-5.75%, due 5/1/42-5/1/55	4.0%
University of California, 2.50%-5.50%, due 5/15/37-5/15/50	3.1%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	3.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, due 7/1/33-7/1/47	2.4%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/27-7/1/58	2.3%
Sacramento City Unified School District, (zero coupon)-5.00%, due 7/1/32-8/1/44	2.2%
Southern California Public Power Authority, 3.10%-5.25%, due 7/1/36-7/1/53	2.1%
* Excluding short-term investments
Top Industries
Other Revenue	31.3%
General Obligation	25.0%
Transportation	12.6%
Water & Sewer	7.5%
Education	6.6%
Utilities	5.3%
Hospital	4.1%
General	2.9%
Housing	1.1%
Certificate of Participation/Lease	0.5%
Other	3.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCTF10INV-06/26
NYLI MacKay California Muni Fund

NYLI MacKay High Yield Muni Bond Fund
Class A/MMHAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$43	0.86%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	3/31/2010	(1.13)%	3.67%	0.13%	2.70%
Class A Shares - Excluding sales charges		1.93%	6.88%	1.05%	3.18%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg High Yield Municipal Bond Index[3]		2.24%	5.63%	1.88%	4.22%
High Yield Municipal Bond Composite Index[4]		1.86%	5.92%	1.50%	3.42%
Morningstar High Yield Muni Category Average[5]		1.73%	5.92%	0.78%	2.57%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,546,893,926%
Total number of portfolio holdings	1,385%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	11.0%
Illinois	9.1%
California	5.9%
Texas	4.7%
Ohio	4.3%
Wisconsin	4.0%
Pennsylvania	3.8%
Florida	3.5%
Alabama	3.5%
Other	38.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMHY10A-06/26
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay High Yield Muni Bond Fund
Class C/MMHDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$82	1.63%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	3/31/2010	0.55%	5.08%	0.30%	2.39%
Class C Shares - Excluding sales charges		1.55%	6.08%	0.30%	2.39%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg High Yield Municipal Bond Index[3]		2.24%	5.63%	1.88%	4.22%
High Yield Municipal Bond Composite Index[4]		1.86%	5.92%	1.50%	3.42%
Morningstar High Yield Muni Category Average[5]		1.73%	5.92%	0.78%	2.57%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,546,893,926%
Total number of portfolio holdings	1,385%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	11.0%
Illinois	9.1%
California	5.9%
Texas	4.7%
Ohio	4.3%
Wisconsin	4.0%
Pennsylvania	3.8%
Florida	3.5%
Alabama	3.5%
Other	38.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMHY10C-06/26
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay High Yield Muni Bond Fund
Class I/MMHIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$31	0.61%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	3/31/2010	2.06%	7.14%	1.31%	3.43%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg High Yield Municipal Bond Index[3]		2.24%	5.63%	1.88%	4.22%
High Yield Municipal Bond Composite Index[4]		1.86%	5.92%	1.50%	3.42%
Morningstar High Yield Muni Category Average[5]		1.73%	5.92%	0.78%	2.57%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,546,893,926%
Total number of portfolio holdings	1,385%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	11.0%
Illinois	9.1%
California	5.9%
Texas	4.7%
Ohio	4.3%
Wisconsin	4.0%
Pennsylvania	3.8%
Florida	3.5%
Alabama	3.5%
Other	38.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMHY10I-06/26
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay High Yield Muni Bond Fund
Class R6/MMHEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$28	0.56%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	2.08%	7.30%	1.38%	2.47%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.64%
Bloomberg High Yield Municipal Bond Index[3]		2.24%	5.63%	1.88%	2.86%
High Yield Municipal Bond Composite Index[4]		1.86%	5.92%	1.50%	2.39%
Morningstar High Yield Muni Category Average[5]		1.73%	5.92%	0.78%	1.47%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,546,893,926%
Total number of portfolio holdings	1,385%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	11.0%
Illinois	9.1%
California	5.9%
Texas	4.7%
Ohio	4.3%
Wisconsin	4.0%
Pennsylvania	3.8%
Florida	3.5%
Alabama	3.5%
Other	38.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMHY10R6-06/26
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay High Yield Muni Bond Fund
Investor Class/MMHVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay High Yield Muni Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$44	0.88%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	3/31/2010	(0.71)%	4.19%	0.22%	2.69%
Investor Class Shares - Excluding sales charges		1.84%	6.86%	1.04%	3.16%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg High Yield Municipal Bond Index[3]		2.24%	5.63%	1.88%	4.22%
High Yield Municipal Bond Composite Index[4]		1.86%	5.92%	1.50%	3.42%
Morningstar High Yield Muni Category Average[5]		1.73%	5.92%	0.78%	2.57%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal High Yield Bond Index, which is generally representative of the market sectors or type of investments in which the Fund invests, is a flagship measure of the non-investment grade and non-rated U.S. dollar-denominated tax-exempt bond market.

4.
The High Yield Municipal Bond Composite Index, which is generally representative of the market sectors or type of investments in which the Fund invests, consists of the Bloomberg High Yield Municipal Bond Index and the Bloomberg Municipal Bond Index weighted 60%/40%, respectively.

5.
The Morningstar High Yield Muni Category Average is representative of funds that invest a substantial portion of assets in high-income municipal securities that are not rated or that are rated at the level of or below BBB by a major ratings agency such as Standard & Poor’s or Moody’s. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$9,546,893,926%
Total number of portfolio holdings	1,385%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York Transportation Development Corp., 4.00%-5.50%, due 10/1/30-12/31/60	5.0%
Public Finance Authority, (zero coupon)-9.00%, due 10/1/28-5/1/71	3.9%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/33-11/1/51	3.5%
Metropolitan Pier & Exposition Authority, (zero coupon)-5.00%, due 6/15/30-12/15/56	3.1%
Puerto Rico Sales Tax Financing Corp., (zero coupon)-5.00%, due 7/1/31-7/1/58	2.9%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/27-12/1/50	2.4%
Buckeye Tobacco Settlement Financing Authority, 3.00%-5.00%, due 6/1/48-6/1/55	2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 3.50%-5.00%, due 7/1/26-7/1/47	2.1%
Puerto Rico Electric Power Authority, (zero coupon)-7.00%, due 7/1/19-7/1/43	1.8%
Matching Fund Special Purpose Securitization Corp., 5.00%, due 10/1/30-10/1/39	1.8%
* Excluding short-term investments
Top States
Puerto Rico	12.1%
New York	11.0%
Illinois	9.1%
California	5.9%
Texas	4.7%
Ohio	4.3%
Wisconsin	4.0%
Pennsylvania	3.8%
Florida	3.5%
Alabama	3.5%
Other	38.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMHY10INV-06/26
NYLI MacKay High Yield Muni Bond Fund

NYLI MacKay Total Return Bond Fund
Class A/MTMAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$36	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(3.84)%	(0.34)%	(0.20)%	1.79%
Class A Shares - Excluding sales charges		0.69%	4.36%	0.73%	2.26%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	2.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSTRB10A-06/26
NYLI MacKay Total Return Bond Fund

NYLI MacKay Total Return Bond Fund
Class C/MTMCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$88	1.76%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/2/2004	(0.71)%	2.27%	(0.29)%	1.31%
Class C Shares - Excluding sales charges		0.28%	3.27%	(0.29)%	1.31%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	2.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSTRB10C-06/26
NYLI MacKay Total Return Bond Fund

NYLI MacKay Total Return Bond Fund
Class I/MTMIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$18	0.35%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	0.98%	4.76%	1.08%	2.60%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	2.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSTRB10I-06/26
NYLI MacKay Total Return Bond Fund

NYLI MacKay Total Return Bond Fund
Class R6/MTRDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$18	0.35%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	12/29/2014	0.99%	4.77%	1.09%	2.63%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	2.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSTRB10R6-06/26
NYLI MacKay Total Return Bond Fund

NYLI MacKay Total Return Bond Fund
Investor Class/MTMNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$50	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(3.38)%	(0.01)%	(0.35)%	1.59%
Investor Class Shares - Excluding sales charges		0.65%	4.15%	0.47%	2.06%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	2.23%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSTRB10INV-06/26
NYLI MacKay Total Return Bond Fund

NYLI MacKay Total Return Bond Fund
SIMPLE Class/MTMSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Total Return Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$45	0.90%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	0.71%	4.16%	0.44%	0.29%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	(0.20)%
Morningstar Intermediate Core-Plus Bond Category Average[3]		0.69%	4.74%	0.60%	0.46%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Intermediate Core-Plus Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, but generally have greater flexibility than core offerings to hold non-core sectors such as corporate high yield, bank loan, emerging-markets debt, and non-U.S. currency exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$608,737,362%
Total number of portfolio holdings	573%
Portfolio turnover rate	97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-4.125%, due 4/30/28-2/15/36	13.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	11.6%
UMBS, 30 Year, 2.00%-6.00%, due 12/1/44-10/1/54	4.9%
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	3.7%
UMBS Pool, 30 Year, 2.00%-6.00%, due 9/1/51-8/1/55	2.3%
Connecticut Avenue Securities Trust, 5.345%-13.01%, due 11/25/39-2/25/45	1.5%
FHLMC STACR REMIC Trust, 4.995%-10.745%, due 9/25/41-1/25/50	1.5%
FNMA, (zero coupon)-5.00%, due 6/25/46-6/25/55	1.5%
FHLMC MSCR Trust, 6.295%-8.595%, due 5/25/44-3/25/46	0.9%
FHLMC, (zero coupon)-4.00%, due 6/25/50-6/25/55	0.9%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	33.4%
Corporate Bonds	28.9%
Mortgage-Backed Securities	22.7%
Asset-Backed Securities	9.6%
Short-Term Investments	3.0%
Loan Assignments	2.1%
Foreign Government Bonds	1.8%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(1.5)%
‡ Less than one-tenth of a percent.
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSTRB10SI-06/26
NYLI MacKay Total Return Bond Fund

NYLI Epoch Global Equity Yield Fund
Class A/EPSPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$58	1.09%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/2/2006	8.99%	25.59%	10.93%	8.84%
Class A Shares - Excluding sales charges		15.33%	32.90%	12.20%	9.45%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Global Equity Yield Composite Index[3]		8.39%	13.12%	7.58%	8.10%
Morningstar Global Large Stock Value Category Average[4]		12.55%	29.05%	10.62%	10.23%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$933,561,243%
Total number of portfolio holdings	116%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	7.7%
Pharmaceuticals	7.4%
Banks	6.5%
Insurance	5.7%
Electric Utilities	5.3%
Oil, Gas & Consumable Fuels	5.0%
Diversified Telecommunication Services	4.3%
Chemicals	2.6%
Communications Equipment	2.4%
Other	42.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEGE10A-06/26
NYLI Epoch Global Equity Yield Fund

NYLI Epoch Global Equity Yield Fund
Class C/EPSKX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$98	1.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	13.90%	30.93%	11.35%	8.65%
Class C Shares - Excluding sales charges		14.90%	31.93%	11.35%	8.65%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Global Equity Yield Composite Index[3]		8.39%	13.12%	7.58%	8.10%
Morningstar Global Large Stock Value Category Average[4]		12.55%	29.05%	10.62%	10.23%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$933,561,243%
Total number of portfolio holdings	116%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	7.7%
Pharmaceuticals	7.4%
Banks	6.5%
Insurance	5.7%
Electric Utilities	5.3%
Oil, Gas & Consumable Fuels	5.0%
Diversified Telecommunication Services	4.3%
Chemicals	2.6%
Communications Equipment	2.4%
Other	42.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEGE10C-06/26
NYLI Epoch Global Equity Yield Fund

NYLI Epoch Global Equity Yield Fund
Class I/EPSYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$45	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/27/2005	15.48%	33.22%	12.47%	9.73%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Global Equity Yield Composite Index[3]		8.39%	13.12%	7.58%	8.10%
Morningstar Global Large Stock Value Category Average[4]		12.55%	29.05%	10.62%	10.23%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$933,561,243%
Total number of portfolio holdings	116%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	7.7%
Pharmaceuticals	7.4%
Banks	6.5%
Insurance	5.7%
Electric Utilities	5.3%
Oil, Gas & Consumable Fuels	5.0%
Diversified Telecommunication Services	4.3%
Chemicals	2.6%
Communications Equipment	2.4%
Other	42.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEGE10I-06/26
NYLI Epoch Global Equity Yield Fund

NYLI Epoch Global Equity Yield Fund
Class R6/EPSRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$40	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	15.54%	33.37%	12.58%	9.72%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Global Equity Yield Composite Index[3]		8.39%	13.12%	7.58%	8.10%
Morningstar Global Large Stock Value Category Average[4]		12.55%	29.05%	10.62%	10.23%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$933,561,243%
Total number of portfolio holdings	116%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	7.7%
Pharmaceuticals	7.4%
Banks	6.5%
Insurance	5.7%
Electric Utilities	5.3%
Oil, Gas & Consumable Fuels	5.0%
Diversified Telecommunication Services	4.3%
Chemicals	2.6%
Communications Equipment	2.4%
Other	42.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEGE10R6-06/26
NYLI Epoch Global Equity Yield Fund

NYLI Epoch Global Equity Yield Fund
Investor Class/EPSIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch Global Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$61	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	9.54%	26.16%	10.98%	8.80%
Investor Class Shares - Excluding sales charges		15.30%	32.80%	12.12%	9.42%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Global Equity Yield Composite Index[3]		8.39%	13.12%	7.58%	8.10%
Morningstar Global Large Stock Value Category Average[4]		12.55%	29.05%	10.62%	10.23%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Global Equity Yield Composite Index consists of the MSCI World High Dividend Yield Index and the MSCI World Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI World High Dividend Yield Index is based on the MSCI World Index and is designed to reflect the performance of equities in the MSCI World Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI World Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the MSCI large and mid-cap equity universe across 23 developed markets countries. The MSCI World Minimum Volatility (USD) Index is calculated by optimizing the MSCI World Index for the lowest absolute risk (within a given set of constraints).

4.
Morningstar Global Large Stock Value Category Average portfolios invest in a variety of international stocks and typically skew towards large caps that are less expensive or growing more slowly than other global large-cap stocks. Global large stock value portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe’s emerging markets. These funds are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$933,561,243%
Total number of portfolio holdings	116%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.4%
Cisco Systems, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2.4%
Dell Technologies, Inc., Class C	2.3%
Hewlett Packard Enterprise Co.	2.2%
Analog Devices, Inc.	2.1%
Texas Instruments, Inc.	2.0%
Microsoft Corp.	1.8%
Microchip Technology, Inc.	1.8%
AbbVie, Inc.	1.5%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	10.7%
Technology Hardware, Storage & Peripherals	7.7%
Pharmaceuticals	7.4%
Banks	6.5%
Insurance	5.7%
Electric Utilities	5.3%
Oil, Gas & Consumable Fuels	5.0%
Diversified Telecommunication Services	4.3%
Chemicals	2.6%
Communications Equipment	2.4%
Other	42.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEGE10INV-06/26
NYLI Epoch Global Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
Class A/EPLPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$55	1.04%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/3/2009	5.38%	18.49%	9.89%	10.01%
Class A Shares - Excluding sales charges		11.51%	25.39%	11.14%	10.64%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.53%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEUE10A-06/26
NYLI Epoch U.S. Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
Class C/EPLKX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$109	2.08%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	11/16/2009	9.94%	23.14%	10.01%	9.55%
Class C Shares - Excluding sales charges		10.94%	24.14%	10.01%	9.55%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.53%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEUE10C-06/26
NYLI Epoch U.S. Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
Class I/EPLCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$38	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/3/2008	11.71%	25.84%	11.49%	10.97%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.53%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEUE10I-06/26
NYLI Epoch U.S. Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
Class R6/EPLDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$38	0.73%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	5/8/2017	11.71%	25.83%	11.49%	10.79%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.29%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	10.62%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.03%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	10.42%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEUE10R6-06/26
NYLI Epoch U.S. Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
Investor Class/EPLIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$69	1.33%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	11/16/2009	5.80%	18.81%	9.69%	9.75%
Investor Class Shares - Excluding sales charges		11.37%	25.06%	10.83%	10.37%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.53%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEUE10INV-06/26
NYLI Epoch U.S. Equity Yield Fund

NYLI Epoch U.S. Equity Yield Fund
SIMPLE Class/EPLMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Epoch U.S. Equity Yield Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$67	1.27%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	11.38%	25.15%	10.75%	13.24%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.64%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	14.38%
U.S. Equity Yield Composite Index[4]		7.37%	13.57%	7.64%	9.42%
Morningstar Large Value Category Average[5]		11.40%	26.16%	10.13%	14.07%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The U.S. Equity Yield Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large- and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and  persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large- and mid-cap U.S. equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in U.S. dollars for the lowest absolute risk (within a given set of constraints).

5.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,162,774,162%
Total number of portfolio holdings	108%
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Broadcom, Inc.	2.3%
JPMorgan Chase & Co.	2.1%
Bank of America Corp.	2.0%
Johnson & Johnson	2.0%
Cisco Systems, Inc.	1.9%
Walmart, Inc.	1.7%
Dell Technologies, Inc., Class C	1.7%
AbbVie, Inc.	1.7%
Chevron Corp.	1.7%
American Electric Power Co., Inc.	1.6%
* Excluding short-term investments
Top Industries
Banks	8.8%
Semiconductors & Semiconductor Equipment	6.7%
Electric Utilities	6.5%
Pharmaceuticals	6.0%
Oil, Gas & Consumable Fuels	4.6%
Technology Hardware, Storage & Peripherals	4.4%
Insurance	4.2%
Chemicals	3.3%
Electrical Equipment	3.1%
Diversified Telecommunication Services	2.9%
Other	49.5%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSEUE10SI-06/26
NYLI Epoch U.S. Equity Yield Fund

NYLI Candriam Emerging Markets Equity Fund
Class A/MCYAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$80	1.44%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	11/15/2017	15.79%	54.16%	4.05%	6.34%
Class A Shares - Excluding sales charges		22.52%	63.13%	5.24%	7.05%
MSCI Emerging Markets Index (Net)[2]		15.13%	46.68%	6.05%	6.91%
Morningstar Diversified Emerging Markets Category Average[3]		16.82%	46.60%	5.95%	6.68%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$130,120,383%
Total number of portfolio holdings	120%
Portfolio turnover rate	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments
Top Countries
Taiwan	25.1%
China	22.9%
Republic of Korea	20.3%
India	9.9%
Brazil	5.5%
Turkey	2.6%
Argentina	2.2%
Saudi Arabia	1.3%
Peru	1.3%
South Africa	1.0%
Other	7.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCEME10A-06/26
NYLI Candriam Emerging Markets Equity Fund

NYLI Candriam Emerging Markets Equity Fund
Class C/MCYCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$121	2.20%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	11/15/2017	20.94%	60.79%	4.31%	6.13%
Class C Shares - Excluding sales charges		21.94%	61.79%	4.31%	6.13%
MSCI Emerging Markets Index (Net)[2]		15.13%	46.68%	6.05%	6.91%
Morningstar Diversified Emerging Markets Category Average[3]		16.82%	46.60%	5.95%	6.68%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$130,120,383%
Total number of portfolio holdings	120%
Portfolio turnover rate	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments
Top Countries
Taiwan	25.1%
China	22.9%
Republic of Korea	20.3%
India	9.9%
Brazil	5.5%
Turkey	2.6%
Argentina	2.2%
Saudi Arabia	1.3%
Peru	1.3%
South Africa	1.0%
Other	7.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCEME10C-06/26
NYLI Candriam Emerging Markets Equity Fund

NYLI Candriam Emerging Markets Equity Fund
Class I/MCYIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$56	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	11/15/2017	22.74%	63.85%	5.61%	7.43%
MSCI Emerging Markets Index (Net)[2]		15.13%	46.68%	6.05%	6.91%
Morningstar Diversified Emerging Markets Category Average[3]		16.82%	46.60%	5.95%	6.68%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$130,120,383%
Total number of portfolio holdings	120%
Portfolio turnover rate	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments
Top Countries
Taiwan	25.1%
China	22.9%
Republic of Korea	20.3%
India	9.9%
Brazil	5.5%
Turkey	2.6%
Argentina	2.2%
Saudi Arabia	1.3%
Peru	1.3%
South Africa	1.0%
Other	7.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCEME10I-06/26
NYLI Candriam Emerging Markets Equity Fund

NYLI Candriam Emerging Markets Equity Fund
Class R6/MCYSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$56	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/15/2017	22.67%	63.71%	5.59%	7.43%
MSCI Emerging Markets Index (Net)[2]		15.13%	46.68%	6.05%	6.91%
Morningstar Diversified Emerging Markets Category Average[3]		16.82%	46.60%	5.95%	6.68%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$130,120,383%
Total number of portfolio holdings	120%
Portfolio turnover rate	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments
Top Countries
Taiwan	25.1%
China	22.9%
Republic of Korea	20.3%
India	9.9%
Brazil	5.5%
Turkey	2.6%
Argentina	2.2%
Saudi Arabia	1.3%
Peru	1.3%
South Africa	1.0%
Other	7.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCEME10R6-06/26
NYLI Candriam Emerging Markets Equity Fund

NYLI Candriam Emerging Markets Equity Fund
Investor Class/MCYVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$80	1.45%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	11/15/2017	16.34%	54.85%	4.01%	6.20%
Investor Class Shares - Excluding sales charges		22.46%	63.00%	5.09%	6.91%
MSCI Emerging Markets Index (Net)[2]		15.13%	46.68%	6.05%	6.91%
Morningstar Diversified Emerging Markets Category Average[3]		16.82%	46.60%	5.95%	6.68%
1.	Not annualized.
2.
The Fund has selected MSCI Emerging Markets Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

3.
The Morningstar Diversified Emerging Markets Category Average is representative of funds that tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These funds invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$130,120,383%
Total number of portfolio holdings	120%
Portfolio turnover rate	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.6%
Samsung Electronics Co. Ltd., 0.000-1.880%	7.4%
SK hynix, Inc.	4.7%
Tencent Holdings Ltd.	3.2%
Alibaba Group Holding Ltd.	2.3%
Delta Electronics, Inc.	1.9%
China Construction Bank Corp., Class H	1.8%
MediaTek, Inc.	1.4%
Aselsan Elektronik Sanayi ve Ticaret A/S	1.3%
Al Rajhi Bank	1.3%
* Excluding short-term investments
Top Countries
Taiwan	25.1%
China	22.9%
Republic of Korea	20.3%
India	9.9%
Brazil	5.5%
Turkey	2.6%
Argentina	2.2%
Saudi Arabia	1.3%
Peru	1.3%
South Africa	1.0%
Other	7.9%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCEME10INV-06/26
NYLI Candriam Emerging Markets Equity Fund

NYLI MacKay New York Muni Fund
Class A/MNOAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$38	0.75%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	5/14/2012	(1.27)%	3.57%	(0.29)%	1.72%
Class A Shares - Excluding sales charges		1.79%	6.77%	0.64%	2.19%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	2.07%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSNTF10A-06/26
NYLI MacKay New York Muni Fund

NYLI MacKay New York Muni Fund
Class C/MNOCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$52	1.03%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/14/2012	0.65%	5.47%	0.36%	1.91%
Class C Shares - Excluding sales charges		1.64%	6.47%	0.36%	1.91%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	2.07%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSNTF10C-06/26
NYLI MacKay New York Muni Fund

NYLI MacKay New York Muni Fund
Class C2/MNOLX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$59	1.18%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	0.68%	5.31%	0.23%	0.83%
Class C2 Shares - Excluding sales charges		1.68%	6.31%	0.23%	0.83%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.21%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	1.32%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.00%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSNTF10C2-06/26
NYLI MacKay New York Muni Fund

NYLI MacKay New York Muni Fund
Class I/MNOIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$25	0.50%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/14/2012	1.91%	6.92%	0.89%	2.44%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	2.07%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSNTF10I-06/26
NYLI MacKay New York Muni Fund

NYLI MacKay New York Muni Fund
Class R6/MNODX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$24	0.48%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	2.03%	7.06%	0.91%	1.79%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.64%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	1.57%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.19%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSNTF10R6-06/26
NYLI MacKay New York Muni Fund

NYLI MacKay New York Muni Fund
Investor Class/MNOVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay New York Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$39	0.78%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	5/14/2012	(0.77)%	3.96%	(0.21)%	1.70%
Investor Class Shares - Excluding sales charges		1.77%	6.62%	0.61%	2.17%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg New York Municipal Bond Index[3]		1.38%	6.20%	0.90%	2.07%
Morningstar Muni New York Long Category Average[4]		1.48%	5.87%	0.46%	1.91%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg New York Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of New York investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

4.
The Morningstar Muni New York Long Category Average is representative of funds that invest at least 80% of assets in New York municipal debt. These funds have durations of more than 7.0 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,568,196,950%
Total number of portfolio holdings	452%
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New York State Dormitory Authority, 3.00%-5.50%, due 12/1/31-7/1/55	8.7%
Triborough Bridge & Tunnel Authority, 3.35%-5.50%, due 1/1/32-12/1/59	7.7%
New York Transportation Development Corp., (zero coupon)-6.00%, due 12/1/29-12/31/60	5.8%
New York City Transitional Finance Authority, 4.00%-5.50%, due 7/15/38-2/1/53	4.2%
Metropolitan Transportation Authority, (zero coupon)-5.00%, due 11/1/32-11/15/52	3.8%
Build NYC Resource Corp., 4.00%-6.00%, due 6/1/32-6/15/63	3.3%
Battery Park City Authority, 4.00%-5.25%, due 11/1/44-11/1/55	3.2%
New York City Municipal Water Finance Authority, 4.00%-5.25%, due 6/15/45-6/15/54	2.8%
New York City Housing Development Corp., 3.25%-5.25%, due 7/1/27-11/1/55	2.7%
New York State Thruway Authority, 4.00%-5.25%, due 1/1/39-3/15/59	2.6%
* Excluding short-term investments
Top Industries
Other Revenue	43.7%
Transportation	13.4%
Education	13.2%
Hospital	9.8%
Water & Sewer	5.8%
General Obligation	5.6%
Utilities	2.6%
General	0.9%
Housing	0.2%
Certificate of Participation/Lease	0.1%
Other	4.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSNTF10INV-06/26
NYLI MacKay New York Muni Fund

NYLI MacKay Short Term Muni Fund
Class A/MSTAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$33	0.67%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective May 22, 2018, the Fund changed among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	0.12%	3.03%	1.25%	1.30%
Class A Shares - Excluding sales charges		1.13%	4.07%	1.45%	1.40%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg 3-Year Municipal Bond Index[3]		1.24%	4.12%	1.34%	1.61%
Morningstar Muni National Short Category Average[4]		1.23%	3.90%	1.64%	1.56%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,345,913,453%
Total number of portfolio holdings	415%
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	94.6%
Corporate Bonds	1.4%
Closed-End Fund	0.9%
Short-Term Investment	0.7%
Other Assets, Less Liabilities	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSTM10A-06/26
NYLI MacKay Short Term Muni Fund

NYLI MacKay Short Term Muni Fund
Class A2/MSTUX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A2	$33	0.67%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A2 Shares - Including sales charges	9/30/2020	(0.90)%	2.09%	1.04%	1.09%
Class A2 Shares - Excluding sales charges		1.13%	4.18%	1.45%	1.46%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.22%
Bloomberg 3-Year Municipal Bond Index[3]		1.24%	4.12%	1.34%	1.33%
Morningstar Muni National Short Category Average[4]		1.23%	3.90%	1.64%	1.61%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,345,913,453%
Total number of portfolio holdings	415%
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	94.6%
Corporate Bonds	1.4%
Closed-End Fund	0.9%
Short-Term Investment	0.7%
Other Assets, Less Liabilities	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSTM10A2-06/26
NYLI MacKay Short Term Muni Fund

NYLI MacKay Short Term Muni Fund
Class I/MSTIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$20	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective May 22, 2018, the Fund changed among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	1.26%	4.36%	1.73%	1.68%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg 3-Year Municipal Bond Index[3]		1.24%	4.12%	1.34%	1.61%
Morningstar Muni National Short Category Average[4]		1.23%	3.90%	1.64%	1.56%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,345,913,453%
Total number of portfolio holdings	415%
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	94.6%
Corporate Bonds	1.4%
Closed-End Fund	0.9%
Short-Term Investment	0.7%
Other Assets, Less Liabilities	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSTM10I-06/26
NYLI MacKay Short Term Muni Fund

NYLI MacKay Short Term Muni Fund
Class R6/MSTEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$20	0.39%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	5/2/2022	1.27%	4.48%	3.14%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.27%
Bloomberg 3-Year Municipal Bond Index[3]		1.24%	4.12%	2.86%
Morningstar Muni National Short Category Average[4]		1.23%	3.90%	2.94%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,345,913,453%
Total number of portfolio holdings	415%
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	94.6%
Corporate Bonds	1.4%
Closed-End Fund	0.9%
Short-Term Investment	0.7%
Other Assets, Less Liabilities	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSTM10R6-06/26
NYLI MacKay Short Term Muni Fund

NYLI MacKay Short Term Muni Fund
Investor Class/MYTBX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Short Term Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$49	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective May 22, 2018, the Fund changed among other things, its principal investment strategies. Effective February 28, 2019, the Fund changed its investment objective. The past performance in the graph and table reflects the Fund's prior investment objectives and principal investment strategies, as applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	0.46%	3.32%	1.03%	0.94%
Investor Class Shares - Excluding sales charges		0.97%	3.84%	1.13%	1.04%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg 3-Year Municipal Bond Index[3]		1.24%	4.12%	1.34%	1.61%
Morningstar Muni National Short Category Average[4]		1.23%	3.90%	1.64%	1.56%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg 3-Year Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity range of 2-4 years.

4.
The Morningstar Muni National Short Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from these bonds is generally free from federal taxes and/or from state taxes in the issuing state. To lower risk, some of these funds spread their assets across many states and sectors. Other funds buy bonds from only one state in order to get the state-tax benefit. These funds have durations of less than 4.5 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,345,913,453%
Total number of portfolio holdings	415%
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.74%-6.00%, due 2/1/29-11/1/53	2.8%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-5/1/55	2.7%
Southern California Public Power Authority, 3.10%-5.00%, due 7/1/28-7/1/36	2.6%
City of New York, 4.82%-5.00%, due 2/1/29-8/1/31	2.5%
California Community Choice Financing Authority, 5.00%-5.25%, due 11/1/33-2/1/55	2.4%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 7/1/52-5/1/55	1.9%
San Antonio Water System, Series A, 3.40%, due 5/1/54	1.8%
Pennsylvania Economic Development Financing Authority, 0.95%-5.00%, due 6/15/31-12/1/33	1.8%
Michigan Finance Authority, 3.75%-3.94%, due 12/1/38-12/1/44	1.6%
New Jersey Higher Education Student Assistance Authority, 5.00%, due 12/1/27-12/1/30	1.6%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	94.6%
Corporate Bonds	1.4%
Closed-End Fund	0.9%
Short-Term Investment	0.7%
Other Assets, Less Liabilities	2.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSTM10INV-06/26
NYLI MacKay Short Term Muni Fund

NYLI Short Term Bond Fund
Class A/MIXAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$38	0.77%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	(0.04)%	2.16%	1.56%	1.76%
Class A Shares - Excluding sales charges		0.96%	3.19%	1.76%	2.07%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		1.34%	3.42%	2.07%	2.03%
Morningstar Short-Term Bond Category Average[4]		1.43%	4.29%	2.37%	2.43%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$81,807,739%
Total number of portfolio holdings	106%
Portfolio turnover rate	210%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	42.9%
Corporate Bonds	33.4%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	6.2%
Other Assets, Less Liabilities	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSTB10A-06/26
NYLI Short Term Bond Fund

NYLI Short Term Bond Fund
Class I/MIXIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$20	0.40%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	1.26%	3.56%	2.11%	2.39%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		1.34%	3.42%	2.07%	2.03%
Morningstar Short-Term Bond Category Average[4]		1.43%	4.29%	2.37%	2.43%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$81,807,739%
Total number of portfolio holdings	106%
Portfolio turnover rate	210%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	42.9%
Corporate Bonds	33.4%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	6.2%
Other Assets, Less Liabilities	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSTB10I-06/26
NYLI Short Term Bond Fund

NYLI Short Term Bond Fund
Investor Class/MIXNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$46	0.92%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective December 5, 2019, the Fund's investment objective and principal investment strategies changed. Prior to that date, the Fund operated as an index fund and sought to match the return of its former benchmark gross of fees. The past performance in the graph and table prior to that date reflects the Fund’s prior investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	0.48%	2.59%	1.49%	1.55%
Investor Class Shares - Excluding sales charges		0.99%	3.10%	1.59%	1.86%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		1.34%	3.42%	2.07%	2.03%
Morningstar Short-Term Bond Category Average[4]		1.43%	4.29%	2.37%	2.43%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$81,807,739%
Total number of portfolio holdings	106%
Portfolio turnover rate	210%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	42.9%
Corporate Bonds	33.4%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	6.2%
Other Assets, Less Liabilities	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSTB10INV-06/26
NYLI Short Term Bond Fund

NYLI Short Term Bond Fund
SIMPLE Class/MIXMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Short Term Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$49	0.99%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	0.96%	3.05%	1.45%	1.38%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	(0.20)%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index[3]		1.34%	3.42%	2.07%	1.87%
Morningstar Short-Term Bond Category Average[4]		1.43%	4.29%	2.37%	2.26%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 1-3 Year U.S. Government/Credit Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is an unmanaged index comprised of investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities, with maturities of one to three years.

4.
The Morningstar Short-Term Bond Category Average is representative of funds that invest primarily in corporate and other investment-grade U.S. fixed-income issues and typically have durations of 1.0 to 3.5 years. These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$81,807,739%
Total number of portfolio holdings	106%
Portfolio turnover rate	210%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.75%-3.875%, due 4/30/28-4/15/29	41.7%
GNMA, 0.70%-5.50%, due 5/16/50-6/16/63	2.7%
BX Trust, 5.355%-5.496%, due 4/15/41-12/15/44	2.6%
A&D Mortgage Trust, 5.699%-7.472%, due 9/25/68-11/25/69	1.6%
UBS Group AG, 4.398%-6.327%, due 12/22/27-9/23/31	1.6%
Barclays plc, 5.829%-7.385%, due 5/9/27-11/2/28	1.5%
Ford Motor Credit Co. LLC, 4.542%-5.73%, due 8/1/26-9/5/30	1.2%
Meta Platforms, Inc., 4.20%, due 11/15/30	1.2%
Trafigura Securitisation Finance plc, Series 2024-1A, 5.98%, due 11/15/27	1.2%
JPMorgan Chase & Co., 4.255%, due 10/22/31	1.2%
* Excluding short-term investments
Portfolio Composition
U.S. Government & Federal Agencies	42.9%
Corporate Bonds	33.4%
Mortgage-Backed Securities	13.4%
Asset-Backed Securities	6.2%
Other Assets, Less Liabilities	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSTB10SI-06/26
NYLI Short Term Bond Fund

NYLI WMC Growth Fund
Class A/KLGAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$50	1.01%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	8/7/2006	(7.29)%	17.95%	6.63%	12.76%
Class A Shares - Excluding sales charges		(1.89)%	24.81%	7.84%	13.40%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
Morningstar Large Growth Category Average[4]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,034,505,990%
Total number of portfolio holdings	54%
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.1%
Interactive Media & Services	11.3%
Software	11.2%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.3%
Financial Services	4.0%
Capital Markets	4.0%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	21.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWG10A-06/26
NYLI WMC Growth Fund

NYLI WMC Growth Fund
Class C/KLGCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$101	2.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	1/18/2013	(3.33)%	22.53%	6.73%	12.24%
Class C Shares - Excluding sales charges		(2.39)%	23.53%	6.73%	12.24%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
Morningstar Large Growth Category Average[4]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,034,505,990%
Total number of portfolio holdings	54%
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.1%
Interactive Media & Services	11.3%
Software	11.2%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.3%
Financial Services	4.0%
Capital Markets	4.0%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	21.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWG10C-06/26
NYLI WMC Growth Fund

NYLI WMC Growth Fund
Class I/KLGIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$37	0.76%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	11/2/2009	(1.76)%	25.16%	8.15%	13.70%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
Morningstar Large Growth Category Average[4]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,034,505,990%
Total number of portfolio holdings	54%
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.1%
Interactive Media & Services	11.3%
Software	11.2%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.3%
Financial Services	4.0%
Capital Markets	4.0%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	21.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWG10I-06/26
NYLI WMC Growth Fund

NYLI WMC Growth Fund
Class R6/KLGDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$35	0.71%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	4/26/2021	(1.74)%	25.20%	8.18%	7.91%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	11.79%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	13.55%
Morningstar Large Growth Category Average[4]		0.52%	29.03%	10.16%	9.67%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,034,505,990%
Total number of portfolio holdings	54%
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.1%
Interactive Media & Services	11.3%
Software	11.2%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.3%
Financial Services	4.0%
Capital Markets	4.0%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	21.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWG10R6-06/26
NYLI WMC Growth Fund

NYLI WMC Growth Fund
Investor Class/KLGNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$64	1.31%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 29, 2016, the Fund replaced its subadvisor and modified its principal investment strategies. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	1/18/2013	(6.92)%	18.24%	6.44%	12.45%
Investor Class Shares - Excluding sales charges		(2.02)%	24.46%	7.54%	13.09%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
Morningstar Large Growth Category Average[4]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$1,034,505,990%
Total number of portfolio holdings	54%
Portfolio turnover rate	24%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	12.1%
Alphabet, Inc., Class C	8.9%
Broadcom, Inc.	6.6%
Microsoft Corp.	6.6%
Amazon.com, Inc.	6.2%
Apple, Inc.	4.8%
Eli Lilly & Co.	4.3%
Mastercard, Inc., Class A	2.9%
Meta Platforms, Inc., Class A	2.4%
Netflix, Inc.	2.2%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.1%
Interactive Media & Services	11.3%
Software	11.2%
Broadline Retail	6.2%
Technology Hardware, Storage & Peripherals	4.8%
Pharmaceuticals	4.3%
Financial Services	4.0%
Capital Markets	4.0%
Health Care Equipment & Supplies	3.7%
Entertainment	3.6%
Other	21.8%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWG10INV-06/26
NYLI WMC Growth Fund

NYLI WMC International Research Equity Fund
Class A/MYITX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$60	1.13%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	9/28/2007	6.64%	29.83%	8.11%	6.20%
Class A Shares - Excluding sales charges		12.85%	37.38%	9.34%	6.80%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
MSCI ACWI® ex USA Index (Net)[3]		12.11%	32.20%	8.38%	9.10%
Morningstar Foreign Large Blend Category Average[4]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$279,735,424%
Total number of portfolio holdings	223%
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments
Top Countries
Japan	13.6%
United Kingdom	11.9%
France	9.4%
Taiwan	7.7%
United States	6.8%
Republic of Korea	6.8%
China	5.9%
Netherlands	4.1%
Germany	3.7%
Australia	3.4%
Other	26.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWIRE10A-06/26
NYLI WMC International Research Equity Fund

NYLI WMC International Research Equity Fund
Class C/MYICX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$119	2.25%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/28/2007	11.33%	35.00%	8.13%	5.72%
Class C Shares - Excluding sales charges		12.33%	36.00%	8.13%	5.72%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
MSCI ACWI® ex USA Index (Net)[3]		12.11%	32.20%	8.38%	9.10%
Morningstar Foreign Large Blend Category Average[4]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$279,735,424%
Total number of portfolio holdings	223%
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments
Top Countries
Japan	13.6%
United Kingdom	11.9%
France	9.4%
Taiwan	7.7%
United States	6.8%
Republic of Korea	6.8%
China	5.9%
Netherlands	4.1%
Germany	3.7%
Australia	3.4%
Other	26.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWIRE10C-06/26
NYLI WMC International Research Equity Fund

NYLI WMC International Research Equity Fund
Class I/MYIIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$46	0.86%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	9/28/2007	13.00%	37.83%	9.64%	7.08%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
MSCI ACWI® ex USA Index (Net)[3]		12.11%	32.20%	8.38%	9.10%
Morningstar Foreign Large Blend Category Average[4]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$279,735,424%
Total number of portfolio holdings	223%
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments
Top Countries
Japan	13.6%
United Kingdom	11.9%
France	9.4%
Taiwan	7.7%
United States	6.8%
Republic of Korea	6.8%
China	5.9%
Netherlands	4.1%
Germany	3.7%
Australia	3.4%
Other	26.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWIRE10I-06/26
NYLI WMC International Research Equity Fund

NYLI WMC International Research Equity Fund
Investor Class/MYINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC International Research Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$79	1.50%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.02%	30.02%	7.83%	5.91%
Investor Class Shares - Excluding sales charges		12.66%	36.87%	8.95%	6.51%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	8.85%
MSCI ACWI® ex USA Index (Net)[3]		12.11%	32.20%	8.38%	9.10%
Morningstar Foreign Large Blend Category Average[4]		10.67%	26.63%	8.20%	8.78%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The MSCI ACWI® ex USA Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S.

4.
The Morningstar Foreign Large Blend Category Average is representative of funds that invest in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds typically will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$279,735,424%
Total number of portfolio holdings	223%
Portfolio turnover rate	58%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5%
Samsung Electronics Co. Ltd.	2.5%
ASML Holding NV	2.3%
Tencent Holdings Ltd.	2.2%
SK hynix, Inc.	1.9%
Shell plc	1.9%
TotalEnergies SE	1.7%
British American Tobacco plc	1.4%
AstraZeneca plc	1.2%
KBC Group NV	1.2%
* Excluding short-term investments
Top Countries
Japan	13.6%
United Kingdom	11.9%
France	9.4%
Taiwan	7.7%
United States	6.8%
Republic of Korea	6.8%
China	5.9%
Netherlands	4.1%
Germany	3.7%
Australia	3.4%
Other	26.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWIRE10INV-06/26
NYLI WMC International Research Equity Fund

NYLI S&P 500 Index Fund
Class A/MSXAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$26	0.50%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	4.17%	28.41%	12.22%	14.32%
Class A Shares - Excluding sales charges		5.75%	30.37%	12.56%	14.67%
S&P 500®Index[2]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[3]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,053,879,311%
Total number of portfolio holdings	509%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	16.3%
Interactive Media & Services	8.5%
Software	7.8%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.2%
Banks	3.3%
Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Pharmaceuticals	3.0%
Other	40.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSP10A-06/26
NYLI S&P 500 Index Fund

NYLI S&P 500 Index Fund
Class I/MSPIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$13	0.25%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/1991	5.87%	30.68%	12.84%	14.95%
S&P 500®Index[2]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[3]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,053,879,311%
Total number of portfolio holdings	509%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	16.3%
Interactive Media & Services	8.5%
Software	7.8%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.2%
Banks	3.3%
Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Pharmaceuticals	3.0%
Other	40.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSP10I-06/26
NYLI S&P 500 Index Fund

NYLI S&P 500 Index Fund
Investor Class/MYSPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$36	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, a former subadvisor, transitioned to MacKay Shields LLC. The Fund's subadvisor changed again effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.59%	28.81%	12.12%	14.13%
Investor Class Shares - Excluding sales charges		5.64%	30.12%	12.35%	14.47%
S&P 500®Index[2]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[3]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,053,879,311%
Total number of portfolio holdings	509%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	16.3%
Interactive Media & Services	8.5%
Software	7.8%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.2%
Banks	3.3%
Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Pharmaceuticals	3.0%
Other	40.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSP10INV-06/26
NYLI S&P 500 Index Fund

NYLI S&P 500 Index Fund
SIMPLE Class/MSXMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI S&P 500 Index Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$37	0.72%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund's subadvisor changed effective June 10, 2022 due to the transition of Francis J. Ok, the Fund's portfolio manager, from MacKay Shields LLC, a former subadvisor, to IndexIQ Advisors LLC, which is a wholly-owned, indirect subsidiary of New York Life Investment Holdings LLC. Effective August 28, 2024, all investment personnel of IndexIQ Advisors LLC and the day-to-day investment services provided by IndexIQ Advisors LLC to the Fund, were transitioned to New York Life Investment Management LLC, the investment manager of the Fund. The past performance in the graph and table prior to the dates above reflects the Fund's prior subadvisors.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	5.63%	30.06%	12.21%	14.30%
S&P 500®Index[2]		6.03%	31.05%	13.14%	15.27%
Morningstar Large Blend Category Average[3]		5.78%	27.72%	11.20%	13.39%
1.	Not annualized.
2.
The Fund has selected the S&P 500® Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by New York Life Investment Management LLC. The S&P 500® Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by New York Life Investment Management LLC. NYLI S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

3.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,053,879,311%
Total number of portfolio holdings	509%
Portfolio turnover rate	0.0%[1]
1.	Less than 0.5%.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	7.7%
Alphabet, Inc.	6.4%
Apple, Inc.	6.3%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	2.1%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	16.3%
Interactive Media & Services	8.5%
Software	7.8%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	4.2%
Banks	3.3%
Financial Services	3.3%
Oil, Gas & Consumable Fuels	3.1%
Capital Markets	3.1%
Pharmaceuticals	3.0%
Other	40.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSP10SI-06/26
NYLI S&P 500 Index Fund

NYLI WMC Small Companies Fund
Class A/MOPAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$66	1.20%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/2/2004	16.74%	40.18%	5.14%	7.64%
Class A Shares - Excluding sales charges		23.53%	48.34%	6.33%	8.25%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 2000®Index[3]		13.63%	44.41%	5.75%	10.98%
Morningstar Small Blend Category Average[4]		14.42%	35.62%	6.59%	10.60%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$323,578,302%
Total number of portfolio holdings	140%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments
Top Industries
Biotechnology	8.8%
Banks	7.8%
Electronic Equipment, Instruments & Components	6.7%
Metals & Mining	5.7%
Semiconductors & Semiconductor Equipment	5.2%
Energy Equipment & Services	4.2%
Construction & Engineering	4.0%
Financial Services	3.9%
Specialty Retail	3.8%
Trading Companies & Distributors	3.8%
Other	46.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWSC10A-06/26
NYLI WMC Small Companies Fund

NYLI WMC Small Companies Fund
Class C/MOPCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$123	2.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/30/2002	21.91%	45.81%	5.26%	7.15%
Class C Shares - Excluding sales charges		22.91%	46.81%	5.26%	7.15%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 2000®Index[3]		13.63%	44.41%	5.75%	10.98%
Morningstar Small Blend Category Average[4]		14.42%	35.62%	6.59%	10.60%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$323,578,302%
Total number of portfolio holdings	140%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments
Top Industries
Biotechnology	8.8%
Banks	7.8%
Electronic Equipment, Instruments & Components	6.7%
Metals & Mining	5.7%
Semiconductors & Semiconductor Equipment	5.2%
Energy Equipment & Services	4.2%
Construction & Engineering	4.0%
Financial Services	3.9%
Specialty Retail	3.8%
Trading Companies & Distributors	3.8%
Other	46.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWSC10C-06/26
NYLI WMC Small Companies Fund

NYLI WMC Small Companies Fund
Class I/MOPIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$53	0.95%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/12/1987	23.66%	48.69%	6.60%	8.52%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 2000®Index[3]		13.63%	44.41%	5.75%	10.98%
Morningstar Small Blend Category Average[4]		14.42%	35.62%	6.59%	10.60%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$323,578,302%
Total number of portfolio holdings	140%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments
Top Industries
Biotechnology	8.8%
Banks	7.8%
Electronic Equipment, Instruments & Components	6.7%
Metals & Mining	5.7%
Semiconductors & Semiconductor Equipment	5.2%
Energy Equipment & Services	4.2%
Construction & Engineering	4.0%
Financial Services	3.9%
Specialty Retail	3.8%
Trading Companies & Distributors	3.8%
Other	46.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWSC10I-06/26
NYLI WMC Small Companies Fund

NYLI WMC Small Companies Fund
Investor Class/MOINX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI WMC Small Companies Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$82	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund replaced its subadvisor effective April 1, 2019, and changed its investment objective and principal investment strategies. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors, investment objective and principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	17.18%	40.55%	4.96%	7.34%
Investor Class Shares - Excluding sales charges		23.35%	47.95%	6.04%	7.95%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 2000®Index[3]		13.63%	44.41%	5.75%	10.98%
Morningstar Small Blend Category Average[4]		14.42%	35.62%	6.59%	10.60%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 2000® Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

4.
The Morningstar Small Blend Category Average is representative of funds that favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$323,578,302%
Total number of portfolio holdings	140%
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Vishay Intertechnology, Inc.	3.8%
Tower Semiconductor Ltd.	3.1%
TTM Technologies, Inc.	2.9%
Lundin Mining Corp.	2.9%
Kaiser Aluminum Corp.	2.8%
Centuri Holdings, Inc.	2.3%
Xometry, Inc., Class A	2.2%
Hexcel Corp.	2.1%
Power Integrations, Inc.	2.1%
Laureate Education, Inc.	2.1%
* Excluding short-term investments
Top Industries
Biotechnology	8.8%
Banks	7.8%
Electronic Equipment, Instruments & Components	6.7%
Metals & Mining	5.7%
Semiconductors & Semiconductor Equipment	5.2%
Energy Equipment & Services	4.2%
Construction & Engineering	4.0%
Financial Services	3.9%
Specialty Retail	3.8%
Trading Companies & Distributors	3.8%
Other	46.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSWSC10INV-06/26
NYLI WMC Small Companies Fund

NYLI U.S. Government Liquidity Fund
Class I/MUSXX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI U.S. Government Liquidity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at nylim.com/mutual-funds/nyli-us-government-liquidity-fund. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$7	0.14%
1.	Annualized.
Fund Performance
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	7/2/2018	1.79%	3.93%	3.33%	2.56%
Average Lipper U.S. Government Money Market Fund[2]		1.60%	3.53%	3.04%	2.28%
1.	Not annualized.
2.
The Average Lipper U.S. Government Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the U.S. government money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
Fund's net assets	$1,001,179,928
Total number of portfolio holdings	16
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
U.S. Treasury Debt	100.3%
Other Assets, Less Liabilities	(0.3)%
Availability of Additional Information
At nylim.com/mutual-funds/nyli-us-government-liquidity-fund, you can find additional information about the Fund, when available, including the Fund’s financial information.
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSUGL10I-06/26
NYLI U.S. Government Liquidity Fund

NYLI PineStone International Equity Fund
Class A/FCIRX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$57	1.14%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/29/2017	(4.37)%	0.98%	4.55%	7.77%
Class A Shares - Excluding sales charges		1.19%	6.86%	4.55%	7.77%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	7.92%
Morningstar Foreign Large Growth Category Average[3]		4.01%	17.19%	3.62%	6.48%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPIE10A-06/26
NYLI PineStone International Equity Fund

NYLI PineStone International Equity Fund
Class C/FCICX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$111	2.22%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	(0.35)%	4.68%	7.21%
Class C Shares - Excluding sales charges		0.65%	5.68%	7.21%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	18.72%
Morningstar Foreign Large Growth Category Average[3]		4.01%	17.19%	13.80%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPIE10C-06/26
NYLI PineStone International Equity Fund

NYLI PineStone International Equity Fund
Class I/FCIUX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	9/29/2017	1.30%	7.19%	4.82%	8.02%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	7.92%
Morningstar Foreign Large Growth Category Average[3]		4.01%	17.19%	3.62%	6.48%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPIE10I-06/26
NYLI PineStone International Equity Fund

NYLI PineStone International Equity Fund
Class P/FCIHX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class P	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	1.34%	7.24%	8.74%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	18.72%
Morningstar Foreign Large Blend Category Average[3]		4.01%	17.19%	13.80%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPIE10P-06/26
NYLI PineStone International Equity Fund

NYLI PineStone International Equity Fund
Class R6/FCIWX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital International Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	9/29/2017	1.34%	7.21%	4.94%	8.18%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	8.83%	7.92%
Morningstar Foreign Large Growth Category Average[3]		4.01%	17.19%	3.62%	6.48%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPIE10R6-06/26
NYLI PineStone International Equity Fund

NYLI PineStone International Equity Fund
Investor Class/FCIKX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone International Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$73	1.47%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Investor Class Shares - Including sales charges	8/28/2023	(4.02)%	1.19%	5.99%
Investor Class Shares - Excluding sales charges		1.03%	6.52%	8.03%
MSCI EAFE® Index (Net)[2]		9.98%	24.60%	18.72%
Morningstar Foreign Large Growth Category Average[3]		4.01%	17.19%	13.80%
1.	Not annualized.
2.
The Fund has selected the MSCI EAFE® Index (Net) to represent a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

3.
The Morningstar Foreign Large Growth Category Average is representative of funds that focus on high-priced growth stocks, mainly outside of the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These funds primarily invest in stocks that have market caps in the top 70% of each economically integrated market and will have less than 20% of assets invested in U.S. stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$500,293,823%
Total number of portfolio holdings	38%
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.9%
ASML Holding NV	7.3%
London Stock Exchange Group plc	6.5%
InterContinental Hotels Group plc	5.7%
Keyence Corp.	5.7%
Cie Financiere Richemont SA (Registered)	4.3%
Nestle SA (Registered)	4.1%
Air Liquide SA	3.7%
LVMH Moet Hennessy Louis Vuitton SE	3.4%
EssilorLuxottica SA	3.1%
* Excluding short-term investments
Top Countries
United States	22.1%
France	15.9%
United Kingdom	14.5%
Taiwan	10.9%
Switzerland	9.4%
Netherlands	7.3%
Spain	5.7%
Japan	5.7%
Germany	4.4%
Canada	3.7%
Other	0.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPIE10INV-06/26
NYLI PineStone International Equity Fund

NYLI PineStone U.S. Equity Fund
Class A/FCUEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$49	0.98%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	9/30/2019	(2.42)%	8.97%	8.60%	13.30%
Class A Shares - Excluding sales charges		3.26%	15.32%	8.60%	13.30%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	15.55%
S&P 500®Index[3]		6.03%	31.05%	13.14%	16.14%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.66%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$422,668,313%
Total number of portfolio holdings	26%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	15.9%
Specialty Retail	12.5%
Interactive Media & Services	11.4%
Semiconductors & Semiconductor Equipment	8.0%
Software	7.4%
Chemicals	7.0%
Broadline Retail	6.2%
Financial Services	5.5%
Machinery	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPUE10A-06/26
NYLI PineStone U.S. Equity Fund

NYLI PineStone U.S. Equity Fund
Class C/FCUCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$93	1.84%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	1.82%	13.33%	9.98%
Class C Shares - Excluding sales charges		2.82%	14.33%	9.98%
Russell 3000®Index[2]		6.11%	31.01%	21.31%
S&P 500®Index[3]		6.03%	31.05%	21.76%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	18.93%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$422,668,313%
Total number of portfolio holdings	26%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	15.9%
Specialty Retail	12.5%
Interactive Media & Services	11.4%
Semiconductors & Semiconductor Equipment	8.0%
Software	7.4%
Chemicals	7.0%
Broadline Retail	6.2%
Financial Services	5.5%
Machinery	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPUE10C-06/26
NYLI PineStone U.S. Equity Fund

NYLI PineStone U.S. Equity Fund
Class I/FCUIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$37	0.73%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital U.S. Equity Long-Term Quality Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	9/30/2019	3.41%	15.60%	8.85%	13.57%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	15.55%
S&P 500®Index[3]		6.03%	31.05%	13.14%	16.14%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.66%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$422,668,313%
Total number of portfolio holdings	26%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	15.9%
Specialty Retail	12.5%
Interactive Media & Services	11.4%
Semiconductors & Semiconductor Equipment	8.0%
Software	7.4%
Chemicals	7.0%
Broadline Retail	6.2%
Financial Services	5.5%
Machinery	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPUE10I-06/26
NYLI PineStone U.S. Equity Fund

NYLI PineStone U.S. Equity Fund
Class P/FCUPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class P	$31	0.61%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	3.44%	15.75%	11.31%
Russell 3000®Index[2]		6.11%	31.01%	21.31%
S&P 500®Index[3]		6.03%	31.05%	21.76%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	18.93%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$422,668,313%
Total number of portfolio holdings	26%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	15.9%
Specialty Retail	12.5%
Interactive Media & Services	11.4%
Semiconductors & Semiconductor Equipment	8.0%
Software	7.4%
Chemicals	7.0%
Broadline Retail	6.2%
Financial Services	5.5%
Machinery	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPUE10P-06/26
NYLI PineStone U.S. Equity Fund

NYLI PineStone U.S. Equity Fund
Class R6/FCUDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone U.S. Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$31	0.61%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	8/28/2023	3.44%	15.75%	11.31%
Russell 3000®Index[2]		6.11%	31.01%	21.31%
S&P 500®Index[3]		6.03%	31.05%	21.76%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	18.93%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the portfolios' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$422,668,313%
Total number of portfolio holdings	26%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.4%
Microsoft Corp.	7.4%
Moody's Corp.	6.9%
Amazon.com, Inc.	6.2%
AutoZone, Inc.	6.0%
Mastercard, Inc., Class A	5.5%
Analog Devices, Inc.	4.9%
CME Group, Inc.	4.4%
Linde plc	3.8%
Hilton Worldwide Holdings, Inc.	3.5%
* Excluding short-term investments
Top Industries
Capital Markets	15.9%
Specialty Retail	12.5%
Interactive Media & Services	11.4%
Semiconductors & Semiconductor Equipment	8.0%
Software	7.4%
Chemicals	7.0%
Broadline Retail	6.2%
Financial Services	5.5%
Machinery	3.9%
Hotels, Restaurants & Leisure	3.5%
Other	18.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPUE10R6-06/26
NYLI PineStone U.S. Equity Fund

NYLI PineStone Global Equity Fund
Class A/FCGEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$56	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	4/28/2017	(1.21)%	15.92%	8.16%	12.18%
Class A Shares - Excluding sales charges		4.54%	22.67%	8.16%	12.18%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.42%
Morningstar Global Large-Stock Growth Category Average[3]		1.26%	20.81%	5.91%	10.82%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$43,097,274%
Total number of portfolio holdings	30%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments
Top Countries
United States	70.6%
Taiwan	10.7%
Netherlands	5.2%
Switzerland	4.5%
Japan	3.8%
France	2.3%
Spain	1.4%
United Kingdom	1.4%
Other	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPGE10A-06/26
NYLI PineStone Global Equity Fund

NYLI PineStone Global Equity Fund
Class C/FCGYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$101	2.00%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class C Shares - Including sales charges	8/28/2023	3.13%	20.56%	12.45%
Class C Shares - Excluding sales charges		4.10%	21.56%	12.45%
MSCI World Index (Net)[2]		6.83%	29.16%	20.82%
Morningstar Global Large-Stock Growth Category Average[3]		1.26%	20.81%	16.29%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$43,097,274%
Total number of portfolio holdings	30%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments
Top Countries
United States	70.6%
Taiwan	10.7%
Netherlands	5.2%
Switzerland	4.5%
Japan	3.8%
France	2.3%
Spain	1.4%
United Kingdom	1.4%
Other	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPGE10C-06/26
NYLI PineStone Global Equity Fund

NYLI PineStone Global Equity Fund
Class I/FCGIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 25, 2023, the Fiera Capital Global Equity Fund (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below prior to August 25, 2023 is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses other than sales loads (if applicable) of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	4/28/2017	4.67%	22.94%	8.44%	12.47%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.42%
Morningstar Global Large-Stock Growth Category Average[3]		1.26%	20.81%	5.91%	10.82%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$43,097,274%
Total number of portfolio holdings	30%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments
Top Countries
United States	70.6%
Taiwan	10.7%
Netherlands	5.2%
Switzerland	4.5%
Japan	3.8%
France	2.3%
Spain	1.4%
United Kingdom	1.4%
Other	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPGE10I-06/26
NYLI PineStone Global Equity Fund

NYLI PineStone Global Equity Fund
Class P/FCGPX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class P	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $5,000,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class P Shares	8/28/2023	4.68%	22.99%	13.77%
MSCI World Index (Net)[2]		6.83%	29.16%	20.82%
Morningstar Global Large-Stock Growth Category Average[3]		1.26%	20.81%	16.29%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$43,097,274%
Total number of portfolio holdings	30%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments
Top Countries
United States	70.6%
Taiwan	10.7%
Netherlands	5.2%
Switzerland	4.5%
Japan	3.8%
France	2.3%
Spain	1.4%
United Kingdom	1.4%
Other	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPGE10P-06/26
NYLI PineStone Global Equity Fund

NYLI PineStone Global Equity Fund
Class R6/FCGMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI PineStone Global Equity Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$43	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class R6 Shares	8/28/2023	4.70%	23.04%	13.76%
MSCI World Index (Net)[2]		6.83%	29.16%	20.82%
Morningstar Global Large-Stock Growth Category Average[3]		1.26%	20.81%	16.29%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Morningstar Global Large-Stock Growth Category Average is a representative of funds that invest in a variety of international stocks and typically skew towards large caps that are more expensive or projected to grow faster than other global large-cap stocks. World large stock growth portfolios have few geographical limitations. It is common for these portfolios to invest the majority of their assets in developed markets, with the remainder divided among the globe's emerging markets. These portfolios are not significantly overweight U.S. equity exposure relative to the Morningstar Global Market Index and maintain at least a 20% absolute U.S. exposure. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$43,097,274%
Total number of portfolio holdings	30%
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class A	11.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	10.7%
Microsoft Corp.	5.6%
ASML Holding NV	5.2%
AutoZone, Inc.	4.8%
CME Group, Inc.	4.8%
Moody's Corp.	4.7%
Mastercard, Inc., Class A	4.7%
Keyence Corp.	3.8%
InterContinental Hotels Group plc	3.5%
* Excluding short-term investments
Top Countries
United States	70.6%
Taiwan	10.7%
Netherlands	5.2%
Switzerland	4.5%
Japan	3.8%
France	2.3%
Spain	1.4%
United Kingdom	1.4%
Other	0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSPGE10R6-06/26
NYLI PineStone Global Equity Fund

NYLI MacKay Strategic Muni Allocation Fund
Class A/MTFDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.72%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the graph and table prior to this date reflects the Fund’s prior principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class A Shares - Including sales charges	6/28/2019	(1.48)%	3.16%	0.50%	1.56%
Class A Shares - Excluding sales charges		1.57%	6.35%	1.43%	2.25%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.82%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	1.90%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	0.98%	1.72%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMSMA10A-06/26
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Class C/MTFFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$51	1.01%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the graph and table prior to this date reflects the Fund’s prior principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C Shares - Including sales charges	6/28/2019	0.33%	4.94%	1.04%	1.84%
Class C Shares - Excluding sales charges		1.33%	5.94%	1.04%	1.84%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.82%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	1.90%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	0.98%	1.72%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMSMA10C-06/26
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Class C2/MTFMX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C2	$58	1.16%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class C2 Shares - Including sales charges	12/13/2022	0.36%	4.89%	3.38%
Class C2 Shares - Excluding sales charges		1.36%	5.89%	3.38%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.49%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.34%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	3.51%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMSMA10C2-06/26
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Class I/MTFGX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$24	0.47%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the graph and table prior to this date reflects the Fund’s prior principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class I Shares	6/28/2019	1.59%	6.52%	1.67%	2.47%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.82%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	1.90%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	0.98%	1.72%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMSMA10I-06/26
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Class R6/MTFHX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$22	0.44%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the graph and table prior to this date reflects the Fund’s prior principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	6/28/2019	1.72%	6.56%	1.70%	2.50%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.82%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	1.90%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	0.98%	1.72%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMSMA10R6-06/26
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Class Z/MTFZX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$31	0.62%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class Z Shares	7/19/2024	1.62%	6.46%	3.67%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.65%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	3.37%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMSMA10Z-06/26
NYLI MacKay Strategic Muni Allocation Fund

NYLI MacKay Strategic Muni Allocation Fund
Investor Class/MTFEX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Strategic Muni Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$38	0.76%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective November 30, 2021, the Fund made changes to its principal investment strategies. The performance in the graph and table prior to this date reflects the Fund’s prior principal investment strategies.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Investor Class Shares - Including sales charges	6/28/2019	(0.98)%	3.65%	0.52%	1.43%
Investor Class Shares - Excluding sales charges		1.56%	6.31%	1.34%	2.11%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.82%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	1.90%
Morningstar Muni National Intermediate Category Average[4]		1.33%	5.84%	0.98%	1.72%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligations, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni National Intermediate Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,648,517,542%
Total number of portfolio holdings	1,353%
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Black Belt Energy Gas District, 3.44%-5.50%, due 12/1/26-12/1/55	3.0%
Chicago Board of Education, 4.00%-6.00%, due 12/1/30-12/1/46	2.1%
New Hampshire Business Finance Authority, (zero coupon)-6.125%, due 4/1/30-11/1/64	2.1%
Los Angeles Department of Water & Power, 5.00%, due 7/1/28-7/1/48	2.0%
Main Street Natural Gas, Inc., 4.00%-5.00%, due 5/1/52-5/1/55	2.0%
Southeast Energy Authority A Cooperative District, 5.00%-5.50%, due 10/1/30-1/1/56	1.3%
Kentucky Public Energy Authority, 4.00%-5.25%, due 12/1/33-5/1/55	1.3%
Commonwealth of Puerto Rico, (zero coupon)-5.75%, due 7/1/27-11/1/51	1.3%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.2%
California Community Choice Financing Authority, 3.902%-5.25%, due 3/1/36-4/1/56	1.2%
* Excluding short-term investments
Top States
Texas	8.7%
California	6.8%
Illinois	6.5%
Alabama	6.4%
New York	5.3%
Georgia	4.7%
Florida	4.6%
Kentucky	4.2%
Puerto Rico	3.4%
Colorado	3.2%
Other	46.2%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSMSMA10INV-06/26
NYLI MacKay Strategic Muni Allocation Fund

NYLI Conservative Allocation Fund
Class A/MCKAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$19	0.38%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	1.24%	10.36%	3.37%	4.89%
Class A Shares - Excluding sales charges		4.37%	13.77%	4.01%	5.48%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Conservative Allocation Composite Index[5]		3.25%	13.83%	4.99%	6.56%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.10%	15.55%	4.32%	5.65%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$363,963,776%
Total number of portfolio holdings	33%
Portfolio turnover rate	21%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	37.7%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.9%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSACA10A-06/26
NYLI Conservative Allocation Fund

NYLI Conservative Allocation Fund
Class C/MCKCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$66	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	2.87%	11.71%	3.04%	4.52%
Class C Shares - Excluding sales charges		3.87%	12.71%	3.04%	4.52%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Conservative Allocation Composite Index[5]		3.25%	13.83%	4.99%	6.56%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.10%	15.55%	4.32%	5.65%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$363,963,776%
Total number of portfolio holdings	33%
Portfolio turnover rate	21%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	37.7%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.9%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSACA10C-06/26
NYLI Conservative Allocation Fund

NYLI Conservative Allocation Fund
Class I/MCKIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$7	0.13%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	4.51%	14.04%	4.26%	5.75%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Conservative Allocation Composite Index[5]		3.25%	13.83%	4.99%	6.56%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.10%	15.55%	4.32%	5.65%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$363,963,776%
Total number of portfolio holdings	33%
Portfolio turnover rate	21%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	37.7%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.9%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSACA10I-06/26
NYLI Conservative Allocation Fund

NYLI Conservative Allocation Fund
Investor Class/MCKNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.62%	10.63%	3.28%	4.70%
Investor Class Shares - Excluding sales charges		4.23%	13.47%	3.81%	5.30%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Conservative Allocation Composite Index[5]		3.25%	13.83%	4.99%	6.56%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.10%	15.55%	4.32%	5.65%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$363,963,776%
Total number of portfolio holdings	33%
Portfolio turnover rate	21%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	37.7%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.9%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSACA10INV-06/26
NYLI Conservative Allocation Fund

NYLI Conservative Allocation Fund
SIMPLE Class/MCKSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Conservative Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$31	0.60%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	4.24%	13.51%	3.67%	4.71%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	(0.20)%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	11.35%
Conservative Allocation Composite Index[5]		3.25%	13.83%	4.99%	5.60%
Morningstar Global Moderately Conservative Allocation Category Average[6]		5.10%	15.55%	4.32%	5.67%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Conservative Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the Bloomberg U.S. Aggregate Bond Index, the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 60%, 30% and 10%, respectively.

6.
The Morningstar Global Moderately Conservative Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately conservative strategies prioritize preservation of capital over appreciation. They typically expect volatility similar to a strategic equity exposure between 30% and 50%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$363,963,776%
Total number of portfolio holdings	33%
Portfolio turnover rate	21%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	37.7%
Fixed Income Funds	51.7%
Short-Term Investment	9.7%
Other Assets, Less Liabilities	0.9%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSACA10SI-06/26
NYLI Conservative Allocation Fund

NYLI Equity Allocation Fund
Class A/MGXAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$19	0.37%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	5.16%	22.00%	6.63%	9.25%
Class A Shares - Excluding sales charges		8.41%	25.77%	7.28%	9.87%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Equity Allocation Composite Index[5]		7.09%	29.56%	12.15%	13.71%
Morningstar Global Aggressive Allocation Category Average[6]		8.44%	27.23%	8.12%	10.67%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$495,185,732%
Total number of portfolio holdings	28%
Portfolio turnover rate	23%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.3%
Short-Term Investment	3.1%
Other Assets, Less Liabilities	0.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAEA10A-06/26
NYLI Equity Allocation Fund

NYLI Equity Allocation Fund
Class C/MGXCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$67	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	6.93%	23.63%	6.30%	8.88%
Class C Shares - Excluding sales charges		7.93%	24.63%	6.30%	8.88%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Equity Allocation Composite Index[5]		7.09%	29.56%	12.15%	13.71%
Morningstar Global Aggressive Allocation Category Average[6]		8.44%	27.23%	8.12%	10.67%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$495,185,732%
Total number of portfolio holdings	28%
Portfolio turnover rate	23%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.3%
Short-Term Investment	3.1%
Other Assets, Less Liabilities	0.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAEA10C-06/26
NYLI Equity Allocation Fund

NYLI Equity Allocation Fund
Class I/MGXIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$6	0.11%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	8.56%	26.11%	7.55%	10.15%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Equity Allocation Composite Index[5]		7.09%	29.56%	12.15%	13.71%
Morningstar Global Aggressive Allocation Category Average[6]		8.44%	27.23%	8.12%	10.67%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$495,185,732%
Total number of portfolio holdings	28%
Portfolio turnover rate	23%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.3%
Short-Term Investment	3.1%
Other Assets, Less Liabilities	0.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAEA10I-06/26
NYLI Equity Allocation Fund

NYLI Equity Allocation Fund
Investor Class/MGXNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$29	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	5.57%	22.44%	6.55%	9.07%
Investor Class Shares - Excluding sales charges		8.28%	25.58%	7.09%	9.69%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Equity Allocation Composite Index[5]		7.09%	29.56%	12.15%	13.71%
Morningstar Global Aggressive Allocation Category Average[6]		8.44%	27.23%	8.12%	10.67%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$495,185,732%
Total number of portfolio holdings	28%
Portfolio turnover rate	23%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.3%
Short-Term Investment	3.1%
Other Assets, Less Liabilities	0.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAEA10INV-06/26
NYLI Equity Allocation Fund

NYLI Equity Allocation Fund
SIMPLE Class/MGXSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Equity Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$31	0.59%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	8.29%	25.50%	6.93%	10.13%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.64%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	11.35%
Equity Allocation Composite Index[5]		7.09%	29.56%	12.15%	14.38%
Morningstar Global Aggressive Allocation Category Average[6]		8.44%	27.23%	8.12%	11.48%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Equity Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index and the MSCI EAFE® Index (Net) weighted 75% and 25%, respectively.

6.
The Morningstar Global Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These aggressive strategies typically prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure of more than 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$495,185,732%
Total number of portfolio holdings	28%
Portfolio turnover rate	23%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	96.3%
Short-Term Investment	3.1%
Other Assets, Less Liabilities	0.6%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAEA10SI-06/26
NYLI Equity Allocation Fund

NYLI Growth Allocation Fund
Class A/MGDAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$18	0.35%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	4.08%	18.32%	5.96%	8.04%
Class A Shares - Excluding sales charges		7.30%	21.98%	6.61%	8.65%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Growth Allocation Composite Index[6]		5.84%	24.17%	9.78%	11.36%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		8.88%	26.19%	7.89%	9.31%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Key Fund Statistics
Fund's net assets	$882,344,939%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.2%
Fixed Income Funds	12.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAGA10A-06/26
NYLI Growth Allocation Fund

NYLI Growth Allocation Fund
Class C/MGDCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$67	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	5.85%	19.89%	5.60%	7.63%
Class C Shares - Excluding sales charges		6.85%	20.89%	5.60%	7.63%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Growth Allocation Composite Index[6]		5.84%	24.17%	9.78%	11.36%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		8.88%	26.19%	7.89%	9.31%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Key Fund Statistics
Fund's net assets	$882,344,939%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.2%
Fixed Income Funds	12.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAGA10C-06/26
NYLI Growth Allocation Fund

NYLI Growth Allocation Fund
Class I/MGDIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$5	0.10%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	7.43%	22.31%	6.87%	8.92%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Growth Allocation Composite Index[6]		5.84%	24.17%	9.78%	11.36%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		8.88%	26.19%	7.89%	9.31%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Key Fund Statistics
Fund's net assets	$882,344,939%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.2%
Fixed Income Funds	12.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAGA10I-06/26
NYLI Growth Allocation Fund

NYLI Growth Allocation Fund
Investor Class/MGDNX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	4.52%	18.70%	5.85%	7.83%
Investor Class Shares - Excluding sales charges		7.20%	21.75%	6.39%	8.44%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Growth Allocation Composite Index[6]		5.84%	24.17%	9.78%	11.36%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		8.88%	26.19%	7.89%	9.31%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Key Fund Statistics
Fund's net assets	$882,344,939%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.2%
Fixed Income Funds	12.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAGA10INV-06/26
NYLI Growth Allocation Fund

NYLI Growth Allocation Fund
SIMPLE Class/MGDSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Growth Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$30	0.58%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	7.16%	21.71%	6.25%	8.68%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.64%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	11.35%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	(0.20)%
Growth Allocation Composite Index[6]		5.84%	24.17%	9.78%	11.44%
Morningstar Global Moderately Aggressive Allocation Category Average[7]		8.88%	26.19%	7.89%	10.71%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Growth Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%, 20% and 20%, respectively.

7.
The Morningstar Global Moderately Aggressive Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderately aggressive strategies prioritize capital appreciation over preservation. They typically expect volatility similar to a strategic equity exposure between 70% and 85%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Key Fund Statistics
Fund's net assets	$882,344,939%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	77.2%
Fixed Income Funds	12.7%
Short-Term Investment	9.6%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAGA10SI-06/26
NYLI Growth Allocation Fund

NYLI Moderate Allocation Fund
Class A/MMRAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$18	0.34%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	4/4/2005	2.40%	14.18%	4.70%	6.62%
Class A Shares - Excluding sales charges		5.57%	17.71%	5.33%	7.23%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Moderate Allocation Composite Index[6]		4.56%	18.93%	7.39%	8.98%
Morningstar Global Moderate Allocation Category Average[7]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$803,896,013%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.0%
Fixed Income Funds	32.0%
Short-Term Investment	9.5%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAMA10A-06/26
NYLI Moderate Allocation Fund

NYLI Moderate Allocation Fund
Class C/MMRCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Class C	$66	1.30%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/4/2005	4.19%	15.66%	4.34%	6.23%
Class C Shares - Excluding sales charges		5.19%	16.66%	4.34%	6.23%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Moderate Allocation Composite Index[6]		4.56%	18.93%	7.39%	8.98%
Morningstar Global Moderate Allocation Category Average[7]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$803,896,013%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.0%
Fixed Income Funds	32.0%
Short-Term Investment	9.5%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAMA10C-06/26
NYLI Moderate Allocation Fund

NYLI Moderate Allocation Fund
Class I/MMRIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$5	0.09%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/4/2005	5.77%	18.06%	5.61%	7.50%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Moderate Allocation Composite Index[6]		4.56%	18.93%	7.39%	8.98%
Morningstar Global Moderate Allocation Category Average[7]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$803,896,013%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.0%
Fixed Income Funds	32.0%
Short-Term Investment	9.5%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAMA10I-06/26
NYLI Moderate Allocation Fund

NYLI Moderate Allocation Fund
Investor Class/MMRDX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2,3]
Investor Class	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
3.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	2.86%	14.50%	4.60%	6.42%
Investor Class Shares - Excluding sales charges		5.50%	17.44%	5.13%	7.02%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	8.85%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	1.67%
Moderate Allocation Composite Index[6]		4.56%	18.93%	7.39%	8.98%
Morningstar Global Moderate Allocation Category Average[7]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$803,896,013%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.0%
Fixed Income Funds	32.0%
Short-Term Investment	9.5%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAMA10INV-06/26
NYLI Moderate Allocation Fund

NYLI Moderate Allocation Fund
SIMPLE Class/MMRSX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI Moderate Allocation Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$30	0.58%
1.	Annualized.
2.	Excludes the fees and expenses of the acquired (underlying) funds in which the Fund invested.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	5.44%	17.39%	4.98%	6.68%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.64%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.27%
MSCI EAFE® Index (Net)[4]		9.98%	24.60%	8.83%	11.35%
Bloomberg U.S. Aggregate Bond Index[5]		0.54%	4.06%	0.18%	(0.20)%
Moderate Allocation Composite Index[6]		4.56%	18.93%	7.39%	8.52%
Morningstar Global Moderate Allocation Category Average[7]		8.00%	21.73%	6.49%	8.44%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The MSCI EAFE® Index (Net), which is generally representative of the market sectors or types of investments in which the Fund invests, consists of international stocks representing the developed world outside of North America.

5.
The Bloomberg U.S. Aggregate Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

6.
The Moderate Allocation Composite Index, which is generally representative of the market sectors or types of investments in which the Fund invests, consists of the S&P 500® Index, the MSCI EAFE® Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 45%, 15% and 40%, respectively.

7.
The Morningstar Global Moderate Allocation Category Average is representative of funds in allocation categories that seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.

Key Fund Statistics
Fund's net assets	$803,896,013%
Total number of portfolio holdings	35%
Portfolio turnover rate	24%
Asset Diversification
(as a Percentage of Net Asset Value)
Equity Funds	58.0%
Fixed Income Funds	32.0%
Short-Term Investment	9.5%
Other Assets, Less Liabilities	0.5%

Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAMA10SI-06/26
NYLI Moderate Allocation Fund

NYLI MacKay Short Duration High Income Fund
Class A/MDHAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$51	1.02%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	12/17/2012	(0.92)%	3.29%	3.84%	4.46%
Class A Shares - Excluding sales charges		2.15%	6.48%	4.47%	4.78%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		2.58%	8.08%	4.79%	5.41%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,929,531,688%
Total number of portfolio holdings	455%
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	82.0%
Loan Assignments	12.9%
Convertible Bonds	0.4%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSHI10A-06/26
NYLI MacKay Short Duration High Income Fund

NYLI MacKay Short Duration High Income Fund
Class C/MDHCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$89	1.78%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	12/17/2012	0.88%	4.67%	3.65%	3.93%
Class C Shares - Excluding sales charges		1.87%	5.67%	3.65%	3.93%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		2.58%	8.08%	4.79%	5.41%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,929,531,688%
Total number of portfolio holdings	455%
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	82.0%
Loan Assignments	12.9%
Convertible Bonds	0.4%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSHI10C-06/26
NYLI MacKay Short Duration High Income Fund

NYLI MacKay Short Duration High Income Fund
Class I/MDHIX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$39	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/17/2012	2.38%	6.74%	4.74%	5.04%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		2.58%	8.08%	4.79%	5.41%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,929,531,688%
Total number of portfolio holdings	455%
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	82.0%
Loan Assignments	12.9%
Convertible Bonds	0.4%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSHI10I-06/26
NYLI MacKay Short Duration High Income Fund

NYLI MacKay Short Duration High Income Fund
Investor Class/MDHVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Short Duration High Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$52	1.03%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	12/17/2012	(0.31)%	3.79%	3.90%	4.40%
Investor Class Shares - Excluding sales charges		2.25%	6.45%	4.43%	4.72%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index[3]		2.58%	8.08%	4.79%	5.41%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA 1-5 Year BB-B U.S. High Yield Corporate Cash Pay Index, which is generally representative of the market sectors or types of investments in which the Fund invests, generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$2,929,531,688%
Total number of portfolio holdings	455%
Portfolio turnover rate	18%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-12/1/31	2.2%
Churchill Downs, Inc., 4.75%-5.75%, due 4/1/27-4/1/30	1.7%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	1.6%
Organon & Co., 4.125%-5.125%, due 4/30/28-4/30/31	1.4%
Talen Energy Supply LLC, 5.652%-6.153%, due 5/17/30-11/25/32	1.3%
CCO Holdings LLC, 4.25%-6.375%, due 5/1/27-2/1/31	1.3%
Venture Global LNG, Inc., 7.00%-9.50%, due 6/1/28-6/1/31	1.2%
Live Nation Entertainment, Inc., 3.75%-6.50%, due 5/15/27-1/15/28	1.1%
Great Outdoors Group LLC, 6.902%, due 1/23/32	1.1%
Cloud Software Group, Inc., 6.50%-6.95%, due 3/31/29-8/16/32	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	82.0%
Loan Assignments	12.9%
Convertible Bonds	0.4%
Common Stocks	0.4%
Preferred Stock	0.2%
Other Assets, Less Liabilities	4.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSSHI10INV-06/26
NYLI MacKay Short Duration High Income Fund

NYLI MacKay Arizona Muni Fund
Class A/AZTAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	(1.32)%	3.05%	1.79%
Class A Shares - Excluding sales charges		1.74%	6.24%	3.55%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.65%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	3.07%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$132,227,162%
Total number of portfolio holdings	100%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	48.9%
General Obligation	24.8%
Hospital	9.7%
Education	5.6%
Water & Sewer	3.2%
Utility	2.4%
General	2.1%
Transportation	0.1%
Short-Term Investment	1.8%
Other	1.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAZM10A-06/26
NYLI MacKay Arizona Muni Fund

NYLI MacKay Arizona Muni Fund
Class C/AZTCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$55	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/1996	0.49%	4.94%	0.02%	0.84%
Class C Shares - Excluding sales charges		1.49%	5.94%	0.02%	0.84%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$132,227,162%
Total number of portfolio holdings	100%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	48.9%
General Obligation	24.8%
Hospital	9.7%
Education	5.6%
Water & Sewer	3.2%
Utility	2.4%
General	2.1%
Transportation	0.1%
Short-Term Investment	1.8%
Other	1.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAZM10C-06/26
NYLI MacKay Arizona Muni Fund

NYLI MacKay Arizona Muni Fund
Class I/AZTYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/1/1996	1.76%	6.39%	0.83%	1.76%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$132,227,162%
Total number of portfolio holdings	100%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	48.9%
General Obligation	24.8%
Hospital	9.7%
Education	5.6%
Water & Sewer	3.2%
Utility	2.4%
General	2.1%
Transportation	0.1%
Short-Term Investment	1.8%
Other	1.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAZM10I-06/26
NYLI MacKay Arizona Muni Fund

NYLI MacKay Arizona Muni Fund
Class Z/AZTFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$37	0.74%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	3/13/1986	(1.38)%	3.03%	0.08%	1.30%
Class Z Shares - Excluding sales charges		1.67%	6.22%	0.69%	1.61%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$132,227,162%
Total number of portfolio holdings	100%
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Arizona Industrial Development Authority, 2.12%-6.25%, due 11/1/28-1/1/59	10.7%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 1/1/32-12/1/45	6.4%
Industrial Development Authority of the City of Phoenix Arizona (The), 3.10%-5.00%, due 7/1/36-2/1/59	5.2%
Maricopa County & Phoenix Industrial Development Authorities, 5.75%-6.50%, due 3/1/55-9/1/56	4.4%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.1%
Pima County Unified School District No. 1, 5.00%, due 7/1/34-7/1/42	3.7%
Chandler Industrial Development Authority, 4.00%-5.00%, due 6/1/49-9/1/52	3.2%
City of Goodyear, 3.00%-5.00%, due 1/1/27-7/1/42	3.2%
City of Glendale, 5.00%, due 7/1/38-7/1/41	3.1%
Maricopa County Pollution Control Corp., Series A, 3.60%, due 2/1/40	2.4%
* Excluding short-term investments
Top Industries
Other Revenue	48.9%
General Obligation	24.8%
Hospital	9.7%
Education	5.6%
Water & Sewer	3.2%
Utility	2.4%
General	2.1%
Transportation	0.1%
Short-Term Investment	1.8%
Other	1.4%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSAZM10Z-06/26
NYLI MacKay Arizona Muni Fund

NYLI MacKay Utah Muni Fund
Class A/UTAVX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	(1.05)%	3.55%	2.05%
Class A Shares - Excluding sales charges		2.01%	6.76%	3.81%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.65%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	3.07%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$200,101,595%
Total number of portfolio holdings	161%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	42.1%
Education	13.3%
Transportation	11.7%
General	7.2%
General Obligation	6.9%
Utilities	4.7%
Water & Sewer	4.7%
Hospital	4.6%
Housing	3.3%
Short-Term Investment	1.2%
Other	0.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSUTM10A-06/26
NYLI MacKay Utah Muni Fund

NYLI MacKay Utah Muni Fund
Class C/UTACX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$55	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/21/1996	0.75%	5.33%	0.06%	0.89%
Class C Shares - Excluding sales charges		1.75%	6.33%	0.06%	0.89%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$200,101,595%
Total number of portfolio holdings	161%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	42.1%
Education	13.3%
Transportation	11.7%
General	7.2%
General Obligation	6.9%
Utilities	4.7%
Water & Sewer	4.7%
Hospital	4.6%
Housing	3.3%
Short-Term Investment	1.2%
Other	0.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSUTM10C-06/26
NYLI MacKay Utah Muni Fund

NYLI MacKay Utah Muni Fund
Class I/UTAYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/21/1996	2.13%	7.00%	0.93%	1.82%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$200,101,595%
Total number of portfolio holdings	161%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	42.1%
Education	13.3%
Transportation	11.7%
General	7.2%
General Obligation	6.9%
Utilities	4.7%
Water & Sewer	4.7%
Hospital	4.6%
Housing	3.3%
Short-Term Investment	1.2%
Other	0.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSUTM10I-06/26
NYLI MacKay Utah Muni Fund

NYLI MacKay Utah Muni Fund
Class Z/UTAHX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Z	$40	0.80%
1.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	7/24/1992	(1.15)%	3.45%	0.08%	1.30%
Class Z Shares - Excluding sales charges		1.91%	6.65%	0.69%	1.60%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$200,101,595%
Total number of portfolio holdings	161%
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 4/15/29-10/15/46	11.4%
Utah Housing Corp., 2.65%-6.75%, due 7/1/32-7/1/55	7.9%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	5.4%
Intermountain Power Agency, 5.00%-5.25%, due 7/1/35-7/1/45	3.9%
Downtown Revitalization Public Infrastructure District, 5.00%-5.25%, due 6/1/31-6/1/45	3.9%
City of Salt Lake City, 5.00%-5.25%, due 7/1/38-7/1/46	3.5%
Tennessee Energy Acquisition Corp., 5.00%, due 11/1/34-5/1/53	3.3%
City of Houston, 5.25%-5.50%, due 7/15/38-7/1/43	2.3%
Washington State Housing Finance Commission, 3.685%-3.812%, due 11/20/41-3/1/50	2.2%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.0%
* Excluding short-term investments
Top Industries
Other Revenue	42.1%
Education	13.3%
Transportation	11.7%
General	7.2%
General Obligation	6.9%
Utilities	4.7%
Water & Sewer	4.7%
Hospital	4.6%
Housing	3.3%
Short-Term Investment	1.2%
Other	0.3%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSUTM10Z-06/26
NYLI MacKay Utah Muni Fund

NYLI MacKay Oregon Muni Fund
Class A/ORTBX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	(1.55)%	2.72%	1.13%
Class A Shares - Excluding sales charges		1.50%	5.89%	2.88%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.65%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	3.07%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$270,354,882%
Total number of portfolio holdings	155%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	45.9%
Other Revenue	27.6%
Hospital	10.4%
Transportation	6.6%
Water & Sewer	5.4%
General	1.5%
Education	0.4%
Short-Term Investment	0.5%
Other	1.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSORM10A-06/26
NYLI MacKay Oregon Muni Fund

NYLI MacKay Oregon Muni Fund
Class C/ORTCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$55	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/5/1996	0.35%	4.59%	(0.26)%	0.42%
Class C Shares - Excluding sales charges		1.35%	5.59%	(0.26)%	0.42%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$270,354,882%
Total number of portfolio holdings	155%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	45.9%
Other Revenue	27.6%
Hospital	10.4%
Transportation	6.6%
Water & Sewer	5.4%
General	1.5%
Education	0.4%
Short-Term Investment	0.5%
Other	1.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSORM10C-06/26
NYLI MacKay Oregon Muni Fund

NYLI MacKay Oregon Muni Fund
Class I/ORTYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/5/1996	1.62%	6.17%	0.58%	1.35%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$270,354,882%
Total number of portfolio holdings	155%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	45.9%
Other Revenue	27.6%
Hospital	10.4%
Transportation	6.6%
Water & Sewer	5.4%
General	1.5%
Education	0.4%
Short-Term Investment	0.5%
Other	1.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSORM10I-06/26
NYLI MacKay Oregon Muni Fund

NYLI MacKay Oregon Muni Fund
Class Z/ORTFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$36	0.71%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	6/1/1986	(1.60)%	2.72%	(0.20)%	0.88%
Class Z Shares - Excluding sales charges		1.44%	5.89%	0.41%	1.18%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$270,354,882%
Total number of portfolio holdings	155%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-6.25%, due 12/1/34-12/1/59	10.2%
Washington & Clackamas Counties School District No. 23J, 5.00%, due 6/15/30-6/15/44	4.7%
Tri-County Metropolitan Transportation District of Oregon, 3.00%-5.00%, due 10/1/27-9/1/44	4.2%
Port of Portland, 5.00%-5.25%, due 7/1/35-7/1/44	4.1%
Oregon State Facilities Authority, 3.30%-5.00%, due 6/1/30-10/1/46	3.5%
Oregon Health & Science University, Series B-2, 5.00%, due 7/1/46	3.5%
City of Portland, 2.00%-5.00%, due 6/15/29-12/1/47	3.5%
Deschutes & Jefferson Counties School District No. 2J, 5.00%, due 6/15/35-6/15/42	2.8%
Metro, 4.00%-5.00%, due 6/1/26-6/1/35	2.7%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	45.9%
Other Revenue	27.6%
Hospital	10.4%
Transportation	6.6%
Water & Sewer	5.4%
General	1.5%
Education	0.4%
Short-Term Investment	0.5%
Other	1.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSORM10Z-06/26
NYLI MacKay Oregon Muni Fund

NYLI MacKay Colorado Muni Fund
Class A/COTAX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$40	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Since Inception
Class A Shares - Including sales charges	7/22/2024	(1.45)%	2.80%	1.31%
Class A Shares - Excluding sales charges		1.60%	5.98%	3.05%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	3.32%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	3.65%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	3.07%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$108,471,479%
Total number of portfolio holdings	105%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	39.4%
General Obligation	22.4%
Certificate of Participation/Lease	10.8%
Transportation	8.7%
Hospital	6.6%
Education	6.4%
Water & Sewer	1.8%
Short-Term Investment	2.2%
Other	1.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCOM10A-06/26
NYLI MacKay Colorado Muni Fund

NYLI MacKay Colorado Muni Fund
Class C/COTCX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$55	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/30/1996	0.46%	4.69%	(0.17)%	0.38%
Class C Shares - Excluding sales charges		1.46%	5.69%	(0.17)%	0.38%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$108,471,479%
Total number of portfolio holdings	105%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	39.4%
General Obligation	22.4%
Certificate of Participation/Lease	10.8%
Transportation	8.7%
Hospital	6.6%
Education	6.4%
Water & Sewer	1.8%
Short-Term Investment	2.2%
Other	1.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCOM10C-06/26
NYLI MacKay Colorado Muni Fund

NYLI MacKay Colorado Muni Fund
Class I/COTYX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$28	0.55%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/30/1996	1.73%	6.24%	0.69%	1.31%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$108,471,479%
Total number of portfolio holdings	105%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	39.4%
General Obligation	22.4%
Certificate of Participation/Lease	10.8%
Transportation	8.7%
Hospital	6.6%
Education	6.4%
Water & Sewer	1.8%
Short-Term Investment	2.2%
Other	1.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCOM10I-06/26
NYLI MacKay Colorado Muni Fund

NYLI MacKay Colorado Muni Fund
Class Z/COTFX
SEMIANNUAL SHAREHOLDER REPORT | April 30, 2026
This semiannual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$34	0.68%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As the accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	5/21/1987	(1.38)%	2.95%	0.00%	0.94%
Class Z Shares - Excluding sales charges		1.67%	6.13%	0.61%	1.24%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		1.07%	5.98%	1.21%	2.12%
Morningstar Muni Single State Intermediate Category Average[4]		1.45%	5.96%	0.56%	1.50%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$108,471,479%
Total number of portfolio holdings	105%
Portfolio turnover rate	23%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Colorado Health Facilities Authority, 3.35%-5.25%, due 11/1/28-11/15/60	7.7%
Colorado Housing and Finance Authority, 2.10%-6.25%, due 11/1/35-5/1/55	5.5%
City & County of Denver, 4.00%-5.75%, due 11/15/31-11/15/40	4.8%
Public Authority for Colorado Energy, 6.50%, due 11/15/38	3.3%
Denver City & County School District No. 1, 3.00%-5.50%, due 12/1/43-12/1/47	3.1%
Adams County School District No. 14, 5.00%-5.50%, due 12/1/34-12/1/35	2.7%
City of Colorado Springs, 3.15%-5.00%, due 11/15/40-12/1/45	2.4%
Commonwealth of Puerto Rico, (zero coupon)-5.625%, due 7/1/27-11/1/51	2.4%
Midcities Metropolitan District No. 2, 5.00%, due 12/1/31	2.4%
Black Belt Energy Gas District, 5.00%, due 7/1/28-10/1/35	2.3%
* Excluding short-term investments
Top Industries
Other Revenue	39.4%
General Obligation	22.4%
Certificate of Participation/Lease	10.8%
Transportation	8.7%
Hospital	6.6%
Education	6.4%
Water & Sewer	1.8%
Short-Term Investment	2.2%
Other	1.7%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
7811203
REG036-26
MSCOM10Z-06/26
NYLI MacKay Colorado Muni Fund

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

NYLI Fiera SMID Growth Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.1%
Aerospace & Defense 6.8%
BWX Technologies, Inc.	37,384	$ 8,089,524
Curtiss-Wright Corp.	10,591	7,627,638
		15,717,162
Automobile Components 1.8%
Dorman Products, Inc. (a)	22,331	2,512,461
Patrick Industries, Inc.	18,677	1,736,961
		4,249,422
Banks 4.2%
Cullen	15,992	2,317,721
East West Bancorp, Inc.	26,515	3,353,352
Wintrust Financial Corp.	27,490	4,139,169
		9,810,242
Biotechnology 15.7%
Argenx SE, ADR (a)	10,462	8,178,355
Biohaven Ltd. (a)	35,459	340,052
Bridgebio Pharma, Inc. (a)	15,714	1,117,422
Cogent Biosciences, Inc. (a)	43,896	1,571,038
Dyne Therapeutics, Inc. (a)	67,004	1,175,920
Ideaya Biosciences, Inc. (a)	122,935	3,577,408
Immunocore Holdings plc, ADR (a)	53,781	1,501,028
Insmed, Inc. (a)	43,446	5,922,993
Madrigal Pharmaceuticals, Inc. (a)	8,451	4,372,463
Neurocrine Biosciences, Inc. (a)	32,579	4,289,677
Travere Therapeutics, Inc. (a)	43,082	1,814,614
uniQure NV (a)	39,120	780,444
Xenon Pharmaceuticals, Inc. (a)	35,131	1,968,741
		36,610,155
Broadline Retail 1.2%
Etsy, Inc. (a)	44,291	2,849,683
Building Products 4.2%
Builders FirstSource, Inc. (a)	26,673	2,109,568
Lennox International, Inc.	5,884	3,147,293
Modine Manufacturing Co. (a)	17,318	4,409,682
		9,666,543
Capital Markets 4.2%
Houlihan Lokey, Inc.	17,926	2,774,048
Piper Sandler Cos.	21,477	1,872,794
Stifel Financial Corp.	64,302	5,067,641
		9,714,483
Chemicals 1.0%
Avient Corp.	40,626	1,506,412
	Shares	Value

Chemicals (continued)
Cabot Corp.	10,991	$ 845,867
		2,352,279
Construction & Engineering 5.9%
Comfort Systems USA, Inc.	3,934	7,239,543
EMCOR Group, Inc.	7,183	6,404,866
		13,644,409
Consumer Staples Distribution & Retail 1.4%
Dollar General Corp.	28,876	3,346,151
Diversified Consumer Services 1.6%
Bright Horizons Family Solutions, Inc. (a)	21,314	1,728,779
Stride, Inc. (a)	20,714	2,012,572
		3,741,351
Electrical Equipment 2.0%
Hubbell, Inc.	9,008	4,577,595
Financial Services 0.9%
Toast, Inc., Class A (a)	73,886	2,107,229
Ground Transportation 0.8%
Knight-Swift Transportation Holdings, Inc.	27,661	1,795,199
Health Care Equipment & Supplies 0.5%
PROCEPT BioRobotics Corp. (a)	48,158	1,157,718
Health Care Providers & Services 1.4%
Molina Healthcare, Inc. (a)	16,552	3,221,350
Hotels, Restaurants & Leisure 3.1%
Expedia Group, Inc.	16,251	4,036,261
Hyatt Hotels Corp., Class A	18,375	3,079,099
		7,115,360
Household Durables 1.4%
TopBuild Corp. (a)	7,484	3,313,167
Insurance 0.5%
Baldwin Insurance Group, Inc. (The) (a)(b)	52,276	1,187,711
IT Services 1.6%
MongoDB, Inc. (a)	15,064	3,778,503

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Machinery 5.4%
Lincoln Electric Holdings, Inc.	15,896	$ 4,212,440
Mueller Industries, Inc.	31,128	4,215,665
Nordson Corp.	13,962	4,027,339
		12,455,444
Oil, Gas & Consumable Fuels 2.8%
Antero Midstream Corp.	88,704	1,939,069
EQT Corp.	75,839	4,556,407
		6,495,476
Pharmaceuticals 1.9%
Crinetics Pharmaceuticals, Inc. (a)	29,374	1,139,124
Ligand Pharmaceuticals, Inc. (a)	6,591	1,512,305
Terns Pharmaceuticals, Inc. (a)	34,581	1,830,372
		4,481,801
Professional Services 0.3%
Upwork, Inc. (a)	69,419	718,487
Semiconductors & Semiconductor Equipment 8.2%
Entegris, Inc.	45,155	6,384,014
Impinj, Inc. (a)	9,775	1,416,593
Lattice Semiconductor Corp. (a)	52,561	6,427,159
MACOM Technology Solutions Holdings, Inc. (a)	11,176	3,147,274
Semtech Corp. (a)	16,607	1,744,565
		19,119,605
Software 12.0%
Appfolio, Inc., Class A (a)	11,314	1,890,456
Docusign, Inc. (a)	62,393	2,869,454
Dolby Laboratories, Inc., Class A	43,200	2,770,848
HubSpot, Inc. (a)	9,177	2,035,092
JFrog Ltd. (a)	111,321	5,169,747
Klaviyo, Inc., Class A (a)	121,345	2,437,821
Pegasystems, Inc.	54,736	2,000,601
Procore Technologies, Inc. (a)	45,254	2,560,471
Rubrik, Inc., Class A (a)	63,464	3,375,015
Tyler Technologies, Inc. (a)	7,918	2,701,147
		27,810,652
	Shares	Value

Specialty Retail 5.0%
Boot Barn Holdings, Inc. (a)	14,401	$ 2,469,052
Chewy, Inc., Class A (a)	129,791	3,299,287
Murphy USA, Inc.	6,918	4,067,784
National Vision Holdings, Inc. (a)	73,915	1,716,306
		11,552,429
Textiles, Apparel & Luxury Goods 0.7%
On Holding AG, Class A (a)	46,684	1,662,417
Trading Companies & Distributors 1.6%
Applied Industrial Technologies, Inc.	11,953	3,654,630
Total Common Stocks (Cost $172,444,084)		227,906,653
Short-Term Investment 1.9%
Affiliated Investment Company 1.9%
NYLI U.S. Government Liquidity Fund, 3.536% (c)	4,446,103	4,446,103
Total Short-Term Investment (Cost $4,446,103)		4,446,103
Total Investments (Cost $176,890,187)	100.0%	232,352,756
Other Assets, Less Liabilities	(0.0)‡	(39,548)
Net Assets	100.0%	$ 232,313,208

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $800,380. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $837,507. (See Note 2(H))
(c)	Current yield as of April 30, 2026.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Fiera SMID Growth Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,205	$ 55,640	$ (52,399)	$ —	$ —	$ 4,446	$ 78	$ —	4,446

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 227,906,653	$ —	$ —	$ 227,906,653
Short-Term Investment
Affiliated Investment Company	4,446,103	—	—	4,446,103
Total Investments in Securities	$ 232,352,756	$ —	$ —	$ 232,352,756

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $172,444,084) including securities on loan of $800,380	$227,906,653
Investment in affiliated investment companies, at value (identified cost $4,446,103)	4,446,103
Receivables:
Fund shares sold	120,639
Investment securities sold	64,447
Dividends	33,925
Securities lending	370
Other assets	43,314
Total assets	232,615,451
Liabilities
Payables:
Manager (See Note 3)	130,653
Fund shares redeemed	95,114
Transfer agent (See Note 3)	36,546
Professional fees	23,371
Custodian	6,032
Distribution/Service fees (See Note 3)	4,191
Shareholder communication	3,120
Trustees	1,376
Accrued expenses	1,840
Total liabilities	302,243
Net assets	$232,313,208
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$13,220
Additional paid-in-capital	170,712,610
170,725,830
Total distributable earnings (loss)	61,587,378
Net assets	$232,313,208
Class A
Net assets applicable to outstanding shares	$17,014,069
Shares of beneficial interest outstanding	999,686
Net asset value per share outstanding	$17.02
Maximum sales charge (5.50% of offering price)	0.99
Maximum offering price per share outstanding	$18.01
Class C
Net assets applicable to outstanding shares	$987,962
Shares of beneficial interest outstanding	59,529
Net asset value and offering price per share outstanding	$16.60
Class I
Net assets applicable to outstanding shares	$109,222,199
Shares of beneficial interest outstanding	6,200,272
Net asset value and offering price per share outstanding	$17.62
Class R6
Net assets applicable to outstanding shares	$105,088,978
Shares of beneficial interest outstanding	5,960,196
Net asset value and offering price per share outstanding	$17.63

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Fiera SMID Growth Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$779,029
Dividends-affiliated	77,546
Securities lending, net	3,295
Total income	859,870
Expenses
Manager (See Note 3)	1,124,901
Transfer agent (See Note 3)	91,683
Professional fees	38,611
Registration	31,061
Distribution/Service—Class A (See Note 3)	21,738
Distribution/Service—Class C (See Note 3)	4,902
Shareholder communication	17,170
Custodian	13,433
Trustees	5,243
Miscellaneous	7,071
Total expenses before waiver/reimbursement	1,355,813
Expense waiver/reimbursement from Manager (See Note 3)	(66,707)
Net expenses	1,289,106
Net investment income (loss)	(429,236)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	10,117,508
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(6,323,963)
Net realized and unrealized gain (loss)	3,793,545
Net increase (decrease) in net assets resulting from operations	$3,364,309
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(429,236)	$(1,359,086)
Net realized gain (loss)	10,117,508	7,142,328
Net change in unrealized appreciation (depreciation)	(6,323,963)	17,337,272
Net increase (decrease) in net assets resulting from operations	3,364,309	23,120,514
Distributions to shareholders:
Class A	(459,817)	(356,298)
Class C	(25,363)	(30,231)
Class I	(2,648,202)	(4,279,426)
Class R6	(5,113,090)	(6,407,526)
Total distributions to shareholders	(8,246,472)	(11,073,481)
Capital share transactions:
Net proceeds from sales of shares	20,496,200	67,476,120
Net asset value of shares issued to shareholders in reinvestment of distributions	7,954,502	10,468,124
Cost of shares redeemed	(138,613,835)	(129,368,372)
Increase (decrease) in net assets derived from capital share transactions	(110,163,133)	(51,424,128)
Net increase (decrease) in net assets	(115,045,296)	(39,377,095)
Net Assets
Beginning of period	347,358,504	386,735,599
End of period	$232,313,208	$347,358,504
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Fiera SMID Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class A	2026*	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$17.18	$16.60	$13.78	$13.96	$19.12	$20.85	$12.68
Net investment income (loss) (b)	(0.05)	(0.11)	(0.08)	(0.04)	(0.08)	(0.12)	(0.15)
Net realized and unrealized gain (loss)	0.32	1.19	3.32	(0.14)	(2.79)	0.80	12.52
Total from investment operations	0.27	1.08	3.24	(0.18)	(2.87)	0.68	12.37
Less distributions:
From net realized gain on investments	(0.43)	(0.50)	(0.42)	—	(2.29)	(2.41)	(4.20)
Net asset value at end of period	$17.02	$17.18	$16.60	$13.78	$13.96	$19.12	$20.85
Total investment return	1.51%(c)	6.36%(c)	23.78%(c)	(1.29)%(c)	(14.38)% (d)(e)	2.64% (d)(e)	99.38% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.58)%††	(0.69)%	(0.49)%	(0.47)%††	(0.52)% (f)(g)	(0.55)% (f)(g)	(0.78)% (f)(g)
Net expenses	1.15%††(h)	1.15%(h)	1.15%(h)	1.19%††(h)	1.30% (f)(g)	1.30% (f)(g)	1.30% (f)(g)
Expenses (before waiver/reimbursement)	1.21%††(h)	1.22%(h)	1.23%(h)	1.35%††(h)	1.61%(g)	1.40%(g)	1.41%(g)
Portfolio turnover rate	9%	50%	51%	24%	88%(e)	24%(e)	53%(e)
Net assets at end of period (in 000's)	$17,014	$18,474	$11,096	$446	$122	$108	$70

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		July 24, 2023^ through October 31,
Class C	2026*	2025	2024	2023
Net asset value at beginning of period	$16.84	$16.42	$13.75	$15.58
Net investment income (loss) (a)	(0.12)	(0.25)	(0.22)	(0.05)
Net realized and unrealized gain (loss)	0.31	1.17	3.31	(1.78)
Total from investment operations	0.19	0.92	3.09	(1.83)
Less distributions:
From net realized gain on investments	(0.43)	(0.50)	(0.42)	—
Net asset value at end of period	$16.60	$16.84	$16.42	$13.75
Total investment return (b)	1.06%	5.44%	22.71%	(11.75)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.48)%††	(1.58)%	(1.37)%	(1.23)%††
Net expenses (d)	2.05%††	2.05%	2.05%	2.05%††
Expenses (before waiver/reimbursement) (d)	2.07%††	2.08%	2.06%	2.12%††
Portfolio turnover rate	9%	50%	51%	24%
Net assets at end of period (in 000’s)	$988	$1,021	$995	$28

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Fiera SMID Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class I	2026*	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$17.74	$17.08	$14.12	$14.28	$19.45	$21.13	$12.78
Net investment income (loss) (b)	(0.02)	(0.06)	(0.03)	(0.02)	(0.04)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	0.33	1.22	3.41	(0.14)	(2.84)	0.79	12.65
Total from investment operations	0.31	1.16	3.38	(0.16)	(2.88)	0.73	12.55
Less distributions:
From net realized gain on investments	(0.43)	(0.50)	(0.42)	—	(2.29)	(2.41)	(4.20)
Net asset value at end of period	$17.62	$17.74	$17.08	$14.12	$14.28	$19.45	$21.13
Total investment return	1.69%(c)	6.66%(c)	24.21%(c)	(1.12)%(c)	(14.18)% (d)(e)	2.85% (d)(e)	100.06% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.28)%††	(0.37)%	(0.16)%	(0.25)%††	(0.27)% (f)(g)	(0.30)% (f)(g)	(0.53)% (f)(g)
Net expenses	0.85%††(h)	0.85%(h)	0.85%(h)	0.95%††(h)	1.05% (f)(g)	1.05% (f)(g)	1.05% (f)(g)
Expenses (before waiver/reimbursement)	0.96%††(h)	0.97%(h)	0.98%(h)	1.17%††(h)	1.36%(g)	1.15%(g)	1.16%(g)
Portfolio turnover rate	9%	50%	51%	24%	88%(e)	24%(e)	53%(e)
Net assets at end of period (in 000's)	$109,222	$111,280	$150,143	$85,042	$73,927	$123,419	$149,608

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		July 24, 2023^ through October 31,
Class R6	2026*	2025	2024	2023
Net asset value at beginning of period	$17.75	$17.09	$14.13	$15.96
Net investment income (loss) (a)	(0.02)	(0.06)	(0.02)	0.00‡
Net realized and unrealized gain (loss)	0.33	1.22	3.40	(1.83)
Total from investment operations	0.31	1.16	3.38	(1.83)
Less distributions:
From net realized gain on investments	(0.43)	(0.50)	(0.42)	—
Net asset value at end of period	$17.63	$17.75	$17.09	$14.13
Total investment return (b)	1.69%	6.66%	24.19%	(11.47)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.25)%††	(0.35)%	(0.13)%	0.00%††‡‡
Net expenses (d)	0.82%††	0.82%	0.83%	0.84%††
Expenses (before waiver/reimbursement) (d)	0.82%††	0.82%	0.83%	0.86%††
Portfolio turnover rate	9%	50%	51%	24%
Net assets at end of period (in 000’s)	$105,089	$216,584	$224,501	$130,464

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
‡‡	Less than 0.01%.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Fiera SMID Growth Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Fiera SMID Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital Small/Mid Cap Growth Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on July 24, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to July 24, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 12, 2018
Class C	July 24, 2023
Class I	June 29, 2012
Class R6	July 24, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter, eight years after the date they were purchased. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than
Class A shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital growth.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation

13

Notes to Financial Statements (Unaudited) (continued)
materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by

14	NYLI Fiera SMID Growth Fund

independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method.
Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending,
15

Notes to Financial Statements (Unaudited) (continued)
the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Market Capitalization Risk.  Investments in securities issued by small- or mid-cap companies, will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Fiera Capital, Inc. (“Fiera” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Fiera, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.15%; Class C, 2.05%; Class I, 0.85%; and Class R6, 0.84%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $1,124,901 and waived fees and/or reimbursed expenses in the amount of $66,707 and paid the Subadvisor fees in the amount of $562,449.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.

16	NYLI Fiera SMID Growth Fund

(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended April 30, 2026, were $3,515.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $2,616 and $18, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$12,033	$—
Class C	1,218	—
Class I	74,977	—
Class R6	3,455	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C	$28,662	2.9%
Class R6	29,632	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$179,364,521	$68,917,425	$(15,929,190)	$52,988,235
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Long-Term Capital Gains	$11,073,481
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
17

Notes to Financial Statements (Unaudited) (continued)
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $27,247 and $148,970, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	105,300	$1,791,466
Shares issued to shareholders in reinvestment of distributions	26,061	451,375
Shares redeemed	(205,693)	(3,500,313)
Net increase (decrease) in shares outstanding before conversion	(74,332)	(1,257,472)
Shares converted from Class A (See Note 1)	(1,361)	(23,133)
Net increase (decrease)	(75,693)	$(1,280,605)
Year ended October 31, 2025:
Shares sold	713,375	$11,501,497
Shares issued to shareholders in reinvestment of distributions	19,668	352,260
Shares redeemed	(333,594)	(5,320,676)
Net increase (decrease) in shares outstanding before conversion	399,449	6,533,081
Shares converted into Class A (See Note 1)	7,494	116,562
Net increase (decrease)	406,943	$6,649,643

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	585	$9,794
Shares issued to shareholders in reinvestment of distributions	295	5,007
Shares redeemed	(1,966)	(32,158)
Net increase (decrease)	(1,086)	$(17,357)
Year ended October 31, 2025:
Shares sold	26,709	$440,831
Shares issued to shareholders in reinvestment of distributions	364	6,434
Shares redeemed	(27,035)	(431,446)
Net increase (decrease)	38	$15,819

18	NYLI Fiera SMID Growth Fund

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	788,232	$13,763,539
Shares issued to shareholders in reinvestment of distributions	133,786	2,396,112
Shares redeemed	(995,667)	(17,285,357)
Net increase (decrease) in shares outstanding before conversion	(73,649)	(1,125,706)
Shares converted into Class I (See Note 1)	1,316	23,133
Net increase (decrease)	(72,333)	$(1,102,573)
Year ended October 31, 2025:
Shares sold	1,506,813	$25,813,766
Shares issued to shareholders in reinvestment of distributions	204,339	3,768,014
Shares redeemed	(4,222,602)	(70,601,832)
Net increase (decrease) in shares outstanding before conversion	(2,511,450)	(41,020,052)
Shares converted from Class I (See Note 1)	(7,266)	(116,562)
Net increase (decrease)	(2,518,716)	$(41,136,614)

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	281,533	$4,931,401
Shares issued to shareholders in reinvestment of distributions	284,710	5,102,008
Shares redeemed	(6,804,778)	(117,796,007)
Net increase (decrease)	(6,238,535)	$(107,762,598)
Year ended October 31, 2025:
Shares sold	1,801,285	$29,720,026
Shares issued to shareholders in reinvestment of distributions	343,708	6,341,416
Shares redeemed	(3,084,999)	(53,014,418)
Net increase (decrease)	(940,006)	$(16,952,976)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
26

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
27

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
28

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
29

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI Epoch Capital Growth Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Australia 1.1%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	19,866	$ 676,223
Pro Medicus Ltd. (Health Care Technology)	7,601	735,483
		1,411,706
Brazil 0.8%
WEG SA (Electrical Equipment)	118,500	1,073,531
China 0.8%
BYD Co. Ltd., Class H (Automobiles)	77,900	1,019,438
Denmark 0.7%
Novo Nordisk A/S, Class B (Pharmaceuticals)	20,880	892,798
France 1.9%
Gaztransport Et Technigaz SA (Oil, Gas & Consumable Fuels)	7,562	1,837,154
Hermes International SCA (Textiles, Apparel & Luxury Goods)	360	685,952
		2,523,106
Indonesia 0.3%
Bank Central Asia Tbk. PT (Banks)	1,153,600	389,865
Italy 0.4%
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	8,851	515,659
Japan 4.1%
BayCurrent, Inc. (Professional Services)	33,500	1,082,750
Disco Corp. (Semiconductors & Semiconductor Equipment)	1,900	898,208
Hoya Corp. (Health Care Equipment & Supplies)	12,800	2,379,228
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,200	1,190,879
		5,551,065
Mexico 1.8%
Grupo Financiero Banorte SAB de CV, Class O (Banks)	89,702	974,020
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	464,722	1,465,051
		2,439,071
	Shares	Value

Netherlands 2.0%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	850	$ 1,219,469
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment) (a)	5,057	1,467,169
		2,686,638
Portugal 0.5%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	26,342	632,547
Singapore 0.7%
Singapore Exchange Ltd. (Capital Markets)	56,300	959,860
South Africa 0.9%
FirstRand Ltd. (Financial Services) (a)	230,809	1,222,529
Spain 2.2%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	16,707	960,801
Industria de Diseno Textil SA (Specialty Retail) (a)	32,557	1,932,688
		2,893,489
Sweden 1.2%
Atlas Copco AB, Class B (Machinery) (a)	30,797	516,522
Evolution AB (Hotels, Restaurants & Leisure)	16,105	1,120,560
		1,637,082
Switzerland 1.4%
Belimo Holding AG (Registered) (Building Products)	504	459,912
Partners Group Holding AG (Capital Markets) (a)	1,295	1,405,465
		1,865,377
Taiwan 3.5%
eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	12,000	1,475,169
Fortune Electric Co. Ltd. (Electrical Equipment)	35,000	980,921
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	33,000	2,223,643
		4,679,733

3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Thailand 2.1%
Fabrinet (Electronic Equipment, Instruments & Components) (b)	4,121	$ 2,816,580
United Arab Emirates 0.6%
Emaar Properties PJSC (Real Estate Management & Development)	261,985	841,639
United Kingdom 4.8%
AstraZeneca plc (Pharmaceuticals)	7,575	1,437,715
Autotrader Group plc (Interactive Media & Services) (c)	65,042	438,989
Games Workshop Group plc (Leisure Products)	2,715	720,046
Howden Joinery Group plc (Trading Companies & Distributors)	27,939	295,400
RELX plc (Professional Services)	49,970	1,823,671
Rightmove plc (Interactive Media & Services)	130,868	771,793
Wise plc, Class A (Financial Services) (b)	66,180	946,922
		6,434,536
United States 67.7%
AbbVie, Inc. (Biotechnology)	9,982	2,109,396
Accenture plc, Class A (IT Services)	7,621	1,361,949
Alphabet, Inc., Class A (Interactive Media & Services)	6,842	2,632,802
Ameriprise Financial, Inc. (Capital Markets)	2,787	1,323,240
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,284	3,061,913
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,076	2,002,431
AppLovin Corp., Class A (Software) (b)	1,904	849,850
Argan, Inc. (Construction & Engineering)	2,590	1,735,248
Arista Networks, Inc. (Communications Equipment) (b)	10,551	1,822,263
Automatic Data Processing, Inc. (Professional Services)	2,976	630,733
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	7,523	1,266,572
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	6,084	2,539,644
CH Robinson Worldwide, Inc. (Air Freight & Logistics)	2,146	390,164
Chemed Corp. (Health Care Providers & Services)	2,859	1,215,018
	Shares	Value

United States (continued)
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (b)	25,741	$ 874,937
Copart, Inc. (Commercial Services & Supplies) (b)	34,428	1,139,911
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,465	1,486,286
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (b)	16,249	1,660,648
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	1,688	572,941
Donaldson Co., Inc. (Machinery)	7,111	626,977
Eagle Materials, Inc. (Construction Materials)	4,801	1,008,738
Eli Lilly & Co. (Pharmaceuticals)	1,236	1,155,166
EMCOR Group, Inc. (Construction & Engineering)	3,179	2,834,619
Expeditors International of Washington, Inc. (Air Freight & Logistics)	4,448	657,815
Fastenal Co. (Trading Companies & Distributors)	37,901	1,702,892
Halozyme Therapeutics, Inc. (Biotechnology) (b)	14,535	925,298
HCA Healthcare, Inc. (Health Care Providers & Services)	1,969	855,432
Hess Midstream LP, Class A (Oil, Gas & Consumable Fuels)	25,237	986,767
IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (b)	1,884	1,056,547
Jack Henry & Associates, Inc. (Financial Services)	7,758	1,192,793
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,138	1,991,898
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	7,549	1,946,585
LPL Financial Holdings, Inc. (Capital Markets)	4,815	1,608,836
Magnolia Oil & Gas Corp., Class A (Oil, Gas & Consumable Fuels)	45,038	1,361,949
Manhattan Associates, Inc. (Software) (b)	5,233	721,578
Marsh & McLennan Cos., Inc. (Insurance)	5,711	957,792
Mastercard, Inc., Class A (Financial Services)	3,500	1,760,220
Medpace Holdings, Inc. (Life Sciences Tools & Services) (b)	2,100	879,186
Meta Platforms, Inc., Class A (Interactive Media & Services)	2,728	1,669,290
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	1,073	1,369,803

4	NYLI Epoch Capital Growth Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Microsoft Corp. (Software)	3,408	$ 1,389,714
Monster Beverage Corp. (Beverages) (b)	26,584	2,048,829
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	12,808	1,418,742
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	23,189	4,627,829
NVR, Inc. (Household Durables) (b)	39	246,319
Old Dominion Freight Line, Inc. (Ground Transportation)	4,618	981,002
O'Reilly Automotive, Inc. (Specialty Retail) (b)	8,857	880,386
PACCAR, Inc. (Machinery)	10,708	1,272,110
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	9,361	1,681,048
Regeneron Pharmaceuticals, Inc. (Biotechnology)	2,898	2,049,060
Rollins, Inc. (Commercial Services & Supplies)	11,441	637,607
ServiceNow, Inc. (Software) (b)	3,559	314,295
Spotify Technology SA (Entertainment) (b)	1,668	744,845
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	3,964	1,758,708
TJX Cos., Inc. (The) (Specialty Retail)	8,968	1,405,734
TKO Group Holdings, Inc. (Entertainment)	5,089	947,012
Uber Technologies, Inc. (Ground Transportation) (b)	14,358	1,071,250
Ulta Beauty, Inc. (Specialty Retail) (b)	2,316	1,244,804
VeriSign, Inc. (IT Services)	4,651	1,249,538
Verisk Analytics, Inc. (Professional Services)	5,331	983,516
Visa, Inc., Class A (Financial Services)	4,939	1,629,080
Vistra Corp. (Independent Power and Renewable Electricity Producers)	1,969	310,787
Waters Corp. (Life Sciences Tools & Services) (b)	3,068	948,718
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	6,940	2,065,275
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	10,512	1,678,241
Zoetis, Inc. (Pharmaceuticals)	10,702	1,230,409
		90,760,985
Total Common Stocks (Cost $89,512,238)		133,247,234

	Number of Warrants	Value

Warrants 0.0% ‡
Canada 0.0% ‡
Constellation Software, Inc. (Software)
Expires 3/31/40 (b)(d)	721	$ —
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 1.8%
Affiliated Investment Company 0.3%
United States 0.3%
NYLI U.S. Government Liquidity Fund, 3.536% (e)	427,431	427,431
Unaffiliated Investment Company 1.5%
United States 1.5%
Invesco Government & Agency Portfolio, 3.659% (e)(f)	2,026,611	2,026,611
Total Short-Term Investments (Cost $2,454,042)		2,454,042
Total Investments (Cost $91,966,280)	101.3%	135,701,276
Other Assets, Less Liabilities	(1.3)	(1,739,410)
Net Assets	100.0%	$ 133,961,866

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $6,472,366; the total market value of collateral held by the Fund was $6,779,781. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,753,170. The Fund received cash collateral with a value of $2,026,611. (See Note 2(J))
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of April 30, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,317	$ 14,600	$ (15,490)	$ —	$ —	$ 427	$ 14	$ —	427

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 133,247,234	$ —	$ —	$ 133,247,234
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	427,431	—	—	427,431
Unaffiliated Investment Company	2,026,611	—	—	2,026,611
Total Short-Term Investments	2,454,042	—	—	2,454,042
Total Investments in Securities	$ 135,701,276	$ —	$ —	$ 135,701,276

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
6	NYLI Epoch Capital Growth Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Air Freight & Logistics	$1,047,979	0.8%
Automobiles	1,019,438	0.8
Banks	1,363,885	1.0
Beverages	2,048,829	1.5
Biotechnology	5,083,754	3.8
Building Products	459,912	0.3
Capital Markets	5,297,401	4.0
Commercial Services & Supplies	1,777,518	1.3
Communications Equipment	1,822,263	1.4
Construction & Engineering	4,569,867	3.4
Construction Materials	1,008,738	0.8
Consumer Staples Distribution & Retail	3,583,884	2.7
Electrical Equipment	2,054,452	1.5
Electronic Equipment, Instruments & Components	2,816,580	2.1
Entertainment	1,691,857	1.3
Financial Services	6,751,544	5.0
Ground Transportation	2,052,252	1.5
Health Care Equipment & Supplies	3,435,775	2.6
Health Care Providers & Services	2,070,450	1.6
Health Care Technology	735,483	0.6
Hotels, Restaurants & Leisure	7,150,275	5.3
Household Durables	246,319	0.2
Independent Power and Renewable Electricity Producers	310,787	0.2
Insurance	957,792	0.7
Interactive Media & Services	5,512,874	4.1
IT Services	2,611,487	2.0
Leisure Products	720,046	0.5
Life Sciences Tools & Services	5,262,982	3.9
Machinery	2,415,609	1.8
Oil, Gas & Consumable Fuels	5,944,578	4.4
Pharmaceuticals	5,231,747	3.9
Professional Services	4,520,670	3.4
Real Estate Management & Development	841,639	0.6
Semiconductors & Semiconductor Equipment	23,263,972	17.4
Software	3,275,437	2.4
Specialty Retail	5,463,612	4.1
Technology Hardware, Storage & Peripherals	4,480,655	3.3
Textiles, Apparel & Luxury Goods	2,346,600	1.8
Trading Companies & Distributors	1,998,292	1.5
	133,247,234	99.5
	Value	Percent †^
Short-Term Investments	$2,454,042	1.8%
Other Assets, Less Liabilities	(1,739,410)	(1.3)
Net Assets	$133,961,866	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
7

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $91,538,849) including securities on loan of $6,472,366	$135,273,845
Investment in affiliated investment companies, at value (identified cost $427,431)	427,431
Cash denominated in foreign currencies (identified cost $73,921)	73,922
Receivables:
Dividends	309,421
Fund shares sold	102,353
Securities lending	1,738
Other assets	32,607
Total assets	136,221,317
Liabilities
Cash collateral received for securities on loan	2,026,611
Payables:
Fund shares redeemed	78,235
Manager (See Note 3)	69,845
Transfer agent (See Note 3)	24,684
Professional fees	24,034
Distribution/Service fees (See Note 3)	15,801
Custodian	14,666
Shareholder communication	4,609
Trustees	358
Accrued expenses	608
Total liabilities	2,259,451
Net assets	$133,961,866
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$8,249
Additional paid-in-capital	79,226,932
79,235,181
Total distributable earnings (loss)	54,726,685
Net assets	$133,961,866
Class A
Net assets applicable to outstanding shares	$71,205,011
Shares of beneficial interest outstanding	4,391,804
Net asset value per share outstanding	$16.21
Maximum sales charge (5.50% of offering price)	0.94
Maximum offering price per share outstanding	$17.15
Investor Class
Net assets applicable to outstanding shares	$4,308,857
Shares of beneficial interest outstanding	268,768
Net asset value per share outstanding	$16.03
Maximum sales charge (5.00% of offering price)	0.84
Maximum offering price per share outstanding	$16.87
Class C
Net assets applicable to outstanding shares	$764,751
Shares of beneficial interest outstanding	51,645
Net asset value and offering price per share outstanding	$14.81
Class I
Net assets applicable to outstanding shares	$57,683,247
Shares of beneficial interest outstanding	3,536,948
Net asset value and offering price per share outstanding	$16.31

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch Capital Growth Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $47,490)	$901,851
Dividends-affiliated	13,536
Securities lending, net	3,479
Total income	918,866
Expenses
Manager (See Note 3)	512,664
Distribution/Service—Class A (See Note 3)	84,636
Distribution/Service—Investor Class (See Note 3)	5,166
Distribution/Service—Class C (See Note 3)	5,020
Transfer agent (See Note 3)	65,250
Professional fees	37,570
Registration	30,881
Custodian	22,154
Shareholder communication	14,964
Trustees	2,139
Miscellaneous	5,225
Total expenses before waiver/reimbursement	785,669
Expense waiver/reimbursement from Manager (See Note 3)	(67,743)
Net expenses	717,926
Net investment income (loss)	200,940
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	11,893,531
Foreign currency transactions	(18,062)
Net realized gain (loss)	11,875,469
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(4,849,138)
Translation of other assets and liabilities in foreign currencies	9,001
Net change in unrealized appreciation (depreciation)	(4,840,137)
Net realized and unrealized gain (loss)	7,035,332
Net increase (decrease) in net assets resulting from operations	$7,236,272
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$200,940	$570,386
Net realized gain (loss)	11,875,469	13,580,841
Net change in unrealized appreciation (depreciation)	(4,840,137)	3,806,240
Net increase (decrease) in net assets resulting from operations	7,236,272	17,957,467
Distributions to shareholders:
Class A	(5,200,436)	(2,860,272)
Investor Class	(312,868)	(157,173)
Class C	(87,462)	(57,825)
Class I	(5,574,753)	(5,087,351)
Total distributions to shareholders	(11,175,519)	(8,162,621)
Capital share transactions:
Net proceeds from sales of shares	9,436,346	39,028,988
Net asset value of shares issued to shareholders in reinvestment of distributions	11,050,388	8,043,853
Cost of shares redeemed	(27,866,022)	(83,647,772)
Increase (decrease) in net assets derived from capital share transactions	(7,379,288)	(36,574,931)
Net increase (decrease) in net assets	(11,318,535)	(26,780,085)
Net Assets
Beginning of period	145,280,401	172,060,486
End of period	$133,961,866	$145,280,401
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch Capital Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$16.64	$15.35	$11.98	$10.44	$17.09	$14.43
Net investment income (loss) (a)	0.02	0.03	0.04	0.06	0.03	(0.01)
Net realized and unrealized gain (loss)	0.83	1.93	3.38	1.61	(2.86)	5.43
Total from investment operations	0.85	1.96	3.42	1.67	(2.83)	5.42
Less distributions:
From net investment income	(0.03)	(0.06)	(0.05)	(0.02)	—	(0.03)
From net realized gain on investments	(1.25)	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)
Total distributions	(1.28)	(0.67)	(0.05)	(0.13)	(3.82)	(2.76)
Net asset value at end of period	$16.21	$16.64	$15.35	$11.98	$10.44	$17.09
Total investment return (b)	5.33%	13.22%	28.67%	16.09%	(20.79)%	42.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.20%††	0.22%	0.27%	0.51%	0.30%	(0.08)%
Net expenses (c)	1.15%††	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses (before waiver/reimbursement) (c)	1.25%††	1.25%	1.23%	1.26%	1.25%	1.36%
Portfolio turnover rate	19%	33%	33%	30%	31%	80%
Net assets at end of period (in 000’s)	$71,205	$67,850	$57,130	$38,828	$20,880	$21,767

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$16.46	$15.19	$11.87	$10.35	$17.02	$14.40
Net investment income (loss) (a)	(0.00)‡	(0.01)	0.00‡	0.03	0.01	(0.05)
Net realized and unrealized gain (loss)	0.82	1.91	3.36	1.60	(2.86)	5.40
Total from investment operations	0.82	1.90	3.36	1.63	(2.85)	5.35
Less distributions:
From net investment income	—	(0.02)	(0.04)	—	—	(0.00)‡
From net realized gain on investments	(1.25)	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)
Total distributions	(1.25)	(0.63)	(0.04)	(0.11)	(3.82)	(2.73)
Net asset value at end of period	$16.03	$16.46	$15.19	$11.87	$10.35	$17.02
Total investment return (b)	5.19%	12.90%	28.40%	15.81%	(21.04)%	42.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.05)%††	(0.05)%	0.02%	0.26%	0.05%	(0.31)%
Net expenses (c)	1.40%††	1.42%	1.41%	1.41%	1.39%	1.42%
Expenses (before waiver/reimbursement) (c)	1.41%††	1.42%	1.41%	1.46%	1.44%	1.59%
Portfolio turnover rate	19%	33%	33%	30%	31%	80%
Net assets at end of period (in 000's)	$4,309	$4,128	$3,772	$3,195	$1,134	$1,648

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$15.35	$14.30	$11.22	$9.86	$16.49	$14.10
Net investment income (loss) (a)	(0.06)	(0.11)	(0.10)	(0.05)	(0.08)	(0.16)
Net realized and unrealized gain (loss)	0.77	1.77	3.18	1.52	(2.73)	5.28
Total from investment operations	0.71	1.66	3.08	1.47	(2.81)	5.12
Less distributions:
From net realized gain on investments	(1.25)	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)
Net asset value at end of period	$14.81	$15.35	$14.30	$11.22	$9.86	$16.49
Total investment return (b)	4.83%	12.09%	27.40%	14.97%	(21.60)%	41.17%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.84)%††	(0.80)%	(0.72)%	(0.43)%	(0.71)%	(1.09)%
Net expenses (c)	2.15%††	2.16%	2.15%	2.15%	2.14%	2.17%
Expenses (before waiver/reimbursement) (c)	2.16%††	2.16%	2.15%	2.20%	2.20%	2.34%
Portfolio turnover rate	19%	33%	33%	30%	31%	80%
Net assets at end of period (in 000’s)	$765	$1,105	$1,418	$1,091	$794	$1,288

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch Capital Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$16.75	$15.45	$12.04	$10.49	$17.15	$14.47
Net investment income (loss) (a)	0.03	0.07	0.08	0.09	0.06	0.03
Net realized and unrealized gain (loss)	0.85	1.93	3.41	1.62	(2.88)	5.45
Total from investment operations	0.88	2.00	3.49	1.71	(2.82)	5.48
Less distributions:
From net investment income	(0.07)	(0.09)	(0.08)	(0.05)	(0.02)	(0.07)
From net realized gain on investments	(1.25)	(0.61)	(0.00)‡	(0.11)	(3.82)	(2.73)
Total distributions	(1.32)	(0.70)	(0.08)	(0.16)	(3.84)	(2.80)
Net asset value at end of period	$16.31	$16.75	$15.45	$12.04	$10.49	$17.15
Total investment return (b)	5.50%	13.43%	29.09%	16.39%	(20.63)%	42.99%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.44%††	0.47%	0.53%	0.75%	0.54%	0.21%
Net expenses (c)	0.90%††	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses (before waiver/reimbursement) (c)	1.00%††	1.00%	0.98%	1.01%	1.00%	1.10%
Portfolio turnover rate	19%	33%	33%	30%	31%	80%
Net assets at end of period (in 000’s)	$57,683	$72,198	$109,740	$84,371	$41,282	$53,944

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch Capital Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 30, 2016
Investor Class	June 30, 2016
Class C	June 30, 2016
Class I	June 30, 2016
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent

14	NYLI Epoch Capital Growth Fund

buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
15

Notes to Financial Statements (Unaudited) (continued)
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The
Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred

16	NYLI Epoch Capital Growth Fund

under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the
Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the
17

Notes to Financial Statements (Unaudited) (continued)
entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(L) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(M) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the
“Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Epoch, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.15% and Class I, 0.90%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $512,664 and waived fees and/or reimbursed expenses in the amount of $67,743 and paid the Subadvisor fees in the amount of $222,488.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.

18	NYLI Epoch Capital Growth Fund

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $13,876 and $149, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended April 30, 2026, of $1,518.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$30,445	$—
Investor Class	5,008	—
Class C	1,217	—
Class I	28,580	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$92,851,222	$47,913,249	$(5,063,195)	$42,850,054
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$4,356,524
Long-Term Capital Gains	3,806,097
Total	$8,162,621
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those
19

Notes to Financial Statements (Unaudited) (continued)
under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $26,052 and $43,888, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	452,300	$7,165,006
Shares issued to shareholders in reinvestment of distributions	329,430	5,135,816
Shares redeemed	(472,463)	(7,499,754)
Net increase (decrease) in shares outstanding before conversion	309,267	4,801,068
Shares converted into Class A (See Note 1)	5,218	80,444
Shares converted from Class A (See Note 1)	(618)	(10,025)
Net increase (decrease)	313,867	$4,871,487
Year ended October 31, 2025:
Shares sold	1,652,584	$25,545,124
Shares issued to shareholders in reinvestment of distributions	179,754	2,771,810
Shares redeemed	(1,509,240)	(23,081,376)
Net increase (decrease) in shares outstanding before conversion	323,098	5,235,558
Shares converted into Class A (See Note 1)	34,056	516,468
Net increase (decrease)	357,154	$5,752,026

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	15,018	$237,077
Shares issued to shareholders in reinvestment of distributions	20,277	312,868
Shares redeemed	(12,280)	(192,551)
Net increase (decrease) in shares outstanding before conversion	23,015	357,394
Shares converted into Investor Class (See Note 1)	165	2,619
Shares converted from Investor Class (See Note 1)	(5,273)	(80,444)
Net increase (decrease)	17,907	$279,569
Year ended October 31, 2025:
Shares sold	42,818	$635,033
Shares issued to shareholders in reinvestment of distributions	10,280	157,173
Shares redeemed	(21,778)	(329,423)
Net increase (decrease) in shares outstanding before conversion	31,320	462,783
Shares converted into Investor Class (See Note 1)	128	2,018
Shares converted from Investor Class (See Note 1)	(28,886)	(437,404)
Net increase (decrease)	2,562	$27,397

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	2,095	$30,134
Shares issued to shareholders in reinvestment of distributions	4,303	61,488
Shares redeemed	(26,554)	(372,715)
Net increase (decrease) in shares outstanding before conversion	(20,156)	(281,093)
Shares converted from Class C (See Note 1)	(178)	(2,619)
Net increase (decrease)	(20,334)	$(283,712)
Year ended October 31, 2025:
Shares sold	9,267	$129,434
Shares issued to shareholders in reinvestment of distributions	2,966	42,559
Shares redeemed	(33,462)	(478,168)
Net increase (decrease) in shares outstanding before conversion	(21,229)	(306,175)
Shares converted from Class C (See Note 1)	(6,000)	(81,082)
Net increase (decrease)	(27,229)	$(387,257)

20	NYLI Epoch Capital Growth Fund

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	125,080	$2,004,129
Shares issued to shareholders in reinvestment of distributions	353,781	5,540,216
Shares redeemed	(1,253,860)	(19,801,002)
Net increase (decrease) in shares outstanding before conversion	(774,999)	(12,256,657)
Shares converted into Class I (See Note 1)	615	10,025
Net increase (decrease)	(774,384)	$(12,246,632)
Year ended October 31, 2025:
Shares sold	819,435	$12,719,397
Shares issued to shareholders in reinvestment of distributions	327,457	5,072,311
Shares redeemed	(3,940,556)	(59,758,805)
Net increase (decrease)	(2,793,664)	$(41,967,097)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
29

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
30

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
31

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
32

NYLI Epoch International Choice Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 95.9%
Finland 3.4%
Nordea Bank Abp (Banks)	530,051	$ 9,880,239
France 16.0%
Airbus SE (Aerospace & Defense)	32,845	6,741,368
AXA SA (Insurance)	145,061	6,970,069
BNP Paribas SA (Banks)	83,896	8,785,991
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	7,949	4,211,266
Sanofi SA (Pharmaceuticals)	102,317	9,585,132
TotalEnergies SE (Oil, Gas & Consumable Fuels)	114,630	10,667,320
		46,961,146
Germany 11.0%
Deutsche Boerse AG (Capital Markets)	30,330	9,312,124
Deutsche Post AG (Air Freight & Logistics)	170,180	10,062,486
Siemens AG (Registered) (Industrial Conglomerates)	9,226	2,734,636
Vonovia SE (Real Estate Management & Development)	379,139	10,194,411
		32,303,657
Japan 19.4%
Capcom Co. Ltd. (Entertainment)	384,200	8,105,858
Hitachi Ltd. (Industrial Conglomerates)	172,800	5,388,583
Hoya Corp. (Health Care Equipment & Supplies)	11,400	2,119,000
Keyence Corp. (Electronic Equipment, Instruments & Components)	28,700	13,070,870
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	19,400	5,290,064
Mitsubishi UFJ Financial Group, Inc. (Banks)	514,500	9,257,747
Sony Group Corp. (Household Durables)	408,400	8,120,783
Suzuki Motor Corp. (Automobiles)	495,000	5,528,456
		56,881,361
Netherlands 6.6%
ING Groep NV (Banks)	389,304	11,310,724
NN Group NV (Insurance)	91,177	7,950,834
		19,261,558
Republic of Korea 3.5%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	2,782	10,415,808
	Shares	Value

Sweden 5.2%
Atlas Copco AB, Class A (Machinery) (a)	508,756	$ 9,599,014
Epiroc AB, Class A (Machinery) (a)	192,821	5,505,144
		15,104,158
Taiwan 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	30,771	12,187,162
United Kingdom 20.4%
AstraZeneca plc (Pharmaceuticals)	52,749	9,883,580
BAE Systems plc (Aerospace & Defense)	171,559	4,768,194
Beazley plc (Insurance)	197,735	3,433,307
Coca-Cola Europacific Partners plc (Beverages)	44,530	4,211,202
Compass Group plc (Hotels, Restaurants & Leisure)	195,717	5,529,005
Lloyds Banking Group plc (Banks)	5,906,940	8,012,951
RELX plc (Professional Services)	332,029	12,117,503
Severn Trent plc (Water Utilities)	105,741	4,703,668
Unilever plc (Personal Care Products)	118,467	6,926,935
		59,586,345
United States 6.2%
Linde plc (Chemicals)	23,552	11,802,849
Sunbelt Rentals Holdings, Inc. (Trading Companies & Distributors)	84,013	6,315,075
		18,117,924
Total Common Stocks (Cost $238,215,358)		280,699,358
Short-Term Investment 2.2%
Affiliated Investment Company 2.2%
United States 2.2%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	6,395,790	6,395,790
Total Short-Term Investment (Cost $6,395,790)		6,395,790
Total Investments (Cost $244,611,148)	98.1%	287,095,148
Other Assets, Less Liabilities	1.9	5,481,403
Net Assets	100.0%	$ 292,576,551

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $15,104,110. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $15,629,164. (See Note 2(J))
(b)	Current yield as of April 30, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 4,405	$ 54,787	$ (52,796)	$ —	$ —	$ 6,396	$ 154	$ —	6,396

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 280,699,358	$ —	$ —	$ 280,699,358
Short-Term Investment
Affiliated Investment Company	6,395,790	—	—	6,395,790
Total Investments in Securities	$ 287,095,148	$ —	$ —	$ 287,095,148

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch International Choice Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$11,509,562	3.9%
Air Freight & Logistics	10,062,486	3.4
Automobiles	5,528,456	1.9
Banks	47,247,652	16.1
Beverages	4,211,202	1.4
Capital Markets	9,312,124	3.2
Chemicals	11,802,849	4.0
Electronic Equipment, Instruments & Components	13,070,870	4.5
Entertainment	8,105,858	2.8
Health Care Equipment & Supplies	2,119,000	0.7
Hotels, Restaurants & Leisure	5,529,005	1.9
Household Durables	8,120,783	2.8
Industrial Conglomerates	8,123,219	2.8
Insurance	18,354,210	6.3
Machinery	15,104,158	5.2
Oil, Gas & Consumable Fuels	10,667,320	3.6
Personal Care Products	6,926,935	2.4
Pharmaceuticals	19,468,712	6.6
Professional Services	12,117,503	4.1
Real Estate Management & Development	10,194,411	3.5
Semiconductors & Semiconductor Equipment	17,477,226	6.0
Technology Hardware, Storage & Peripherals	10,415,808	3.6
Textiles, Apparel & Luxury Goods	4,211,266	1.4
Trading Companies & Distributors	6,315,075	2.2
Water Utilities	4,703,668	1.6
	280,699,358	95.9
Short-Term Investment	6,395,790	2.2
Other Assets, Less Liabilities	5,481,403	1.9
Net Assets	$292,576,551	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $238,215,358) including securities on loan of $15,104,110	$280,699,358
Investment in affiliated investment companies, at value (identified cost $6,395,790)	6,395,790
Cash denominated in foreign currencies (identified cost $631,714)	631,487
Receivables:
Dividends and interest	3,707,291
Investment securities sold	1,400,636
Securities lending	5,090
Fund shares sold	1,089
Other assets	57,870
Total assets	292,898,611
Liabilities
Payables:
Manager (See Note 3)	188,787
Fund shares redeemed	32,423
Investment securities purchased	28,357
Professional fees	21,630
Custodian	21,517
Transfer agent (See Note 3)	15,624
Distribution/Service fees (See Note 3)	8,202
Shareholder communication	4,545
Trustees	279
Accrued expenses	696
Total liabilities	322,060
Net assets	$292,576,551
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$5,549
Additional paid-in-capital	257,963,053
257,968,602
Total distributable earnings (loss)	34,607,949
Net assets	$292,576,551
Class A
Net assets applicable to outstanding shares	$36,477,450
Shares of beneficial interest outstanding	691,305
Net asset value per share outstanding	$52.77
Maximum sales charge (5.50% of offering price)	3.07
Maximum offering price per share outstanding	$55.84
Investor Class
Net assets applicable to outstanding shares	$3,611,711
Shares of beneficial interest outstanding	68,475
Net asset value per share outstanding	$52.74
Maximum sales charge (5.00% of offering price)	2.78
Maximum offering price per share outstanding	$55.52
Class C
Net assets applicable to outstanding shares	$45,547
Shares of beneficial interest outstanding	865
Net asset value and offering price per share outstanding(a)	$52.64
Class I
Net assets applicable to outstanding shares	$252,305,395
Shares of beneficial interest outstanding	4,786,188
Net asset value and offering price per share outstanding	$52.72
SIMPLE Class
Net assets applicable to outstanding shares	$136,448
Shares of beneficial interest outstanding	2,591
Net asset value and offering price per share outstanding	$52.66

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch International Choice Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $29,711)	$3,393,859
Dividends-affiliated	153,898
Securities lending, net	10,885
Total income	3,558,642
Expenses
Manager (See Note 3)	1,102,055
Professional fees	55,479
Distribution/Service—Class A (See Note 3)	42,131
Distribution/Service—Investor Class (See Note 3)	4,571
Distribution/Service—Class C (See Note 3)	215
Distribution/Service—SIMPLE Class (See Note 3)	229
Transfer agent (See Note 3)	46,282
Registration	36,363
Custodian	17,273
Shareholder communication	14,720
Trustees	4,013
Miscellaneous	6,938
Total expenses before waiver/reimbursement	1,330,269
Expense waiver/reimbursement from Manager (See Note 3)	(2,730)
Net expenses	1,327,539
Net investment income (loss)	2,231,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	24,353,091
Foreign currency transactions	(87,176)
Net realized gain (loss)	24,265,915
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	9,490,823
Translation of other assets and liabilities in foreign currencies	98,335
Net change in unrealized appreciation (depreciation)	9,589,158
Net realized and unrealized gain (loss)	33,855,073
Net increase (decrease) in net assets resulting from operations	$36,086,176
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,231,103	$5,240,073
Net realized gain (loss)	24,265,915	15,935,505
Net change in unrealized appreciation (depreciation)	9,589,158	23,217,080
Net increase (decrease) in net assets resulting from operations	36,086,176	44,392,658
Distributions to shareholders:
Class A	(575,274)	(357,155)
Investor Class	(52,128)	(33,656)
Class C	(32)	—
Class I	(4,639,819)	(3,395,121)
SIMPLE Class	(1,200)	(487)
Total distributions to shareholders	(5,268,453)	(3,786,419)
Capital share transactions:
Net proceeds from sales of shares	5,128,131	32,150,746
Net asset value of shares issued to shareholders in reinvestment of distributions	5,248,189	3,769,460
Cost of shares redeemed	(12,156,911)	(51,934,108)
Increase (decrease) in net assets derived from capital share transactions	(1,780,591)	(16,013,902)
Net increase (decrease) in net assets	29,037,132	24,592,337
Net Assets
Beginning of period	263,539,419	238,947,082
End of period	$292,576,551	$263,539,419
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch International Choice Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$47.28	$40.52	$35.17	$31.28	$41.50	$33.68
Net investment income (loss) (a)	0.35	0.80	0.56	0.54	0.35	0.34
Net realized and unrealized gain (loss)	5.99	6.48	5.35	3.68	(9.61)	7.66
Total from investment operations	6.34	7.28	5.91	4.22	(9.26)	8.00
Less distributions:
From net investment income	(0.85)	(0.52)	(0.56)	(0.33)	(0.96)	(0.18)
Net asset value at end of period	$52.77	$47.28	$40.52	$35.17	$31.28	$41.50
Total investment return (b)	13.73%	18.13%	16.90%	13.52%	(22.84)%(c)	23.80%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.43%††	1.89%	1.38%	1.44%	0.97%	0.83%
Net expenses (d)	1.17%††	1.20%	1.23%	1.22%	1.23%	1.21%
Portfolio turnover rate	34%	51%	60%	34%	49%	43%
Net assets at end of period (in 000’s)	$36,477	$32,188	$28,137	$26,164	$19,445	$26,613

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (22.89)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$47.18	$40.41	$35.08	$31.20	$41.39	$33.60
Net investment income (loss) (a)	0.25	0.65	0.43	0.42	0.24	0.20
Net realized and unrealized gain (loss)	6.00	6.49	5.35	3.69	(9.60)	7.68
Total from investment operations	6.25	7.14	5.78	4.11	(9.36)	7.88
Less distributions:
From net investment income	(0.69)	(0.37)	(0.45)	(0.23)	(0.83)	(0.09)
Net asset value at end of period	$52.74	$47.18	$40.41	$35.08	$31.20	$41.39
Total investment return (b)	13.54%	17.74%	16.58%	13.19%	(23.07)%(c)	23.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.02%††	1.54%	1.06%	1.13%	0.67%	0.50%
Net expenses (d)	1.49%††	1.52%	1.54%	1.51%	1.52%	1.50%
Expenses (before waiver/reimbursement) (d)	1.64%††	1.70%	1.71%	1.68%	1.63%	1.59%
Portfolio turnover rate	34%	51%	60%	34%	49%	43%
Net assets at end of period (in 000's)	$3,612	$3,581	$3,671	$3,892	$3,795	$5,341

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.12)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$46.63	$39.83	$34.44	$30.66	$40.33	$32.90
Net investment income (loss) (a)	0.08	0.35	0.16	0.14	(0.01)	(0.28)
Net realized and unrealized gain (loss)	5.96	6.45	5.24	3.64	(9.49)	7.71
Total from investment operations	6.04	6.80	5.40	3.78	(9.50)	7.43
Less distributions:
From net investment income	(0.03)	—	(0.01)	—	(0.17)	—
Net asset value at end of period	$52.64	$46.63	$39.83	$34.44	$30.66	$40.33
Total investment return (b)	13.14%	16.84%	15.71%	12.33%	(23.66)%(c)	22.55%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.33%††	0.85%	0.40%	0.38%	(0.02)%	(0.71)%
Net expenses (d)	2.24%††	2.26%	2.29%	2.26%	2.27%	2.25%
Expenses (before waiver/reimbursement) (d)	2.39%††	2.45%	2.46%	2.43%	2.38%	2.28%
Portfolio turnover rate	34%	51%	60%	34%	49%	43%
Net assets at end of period (in 000’s)	$46	$44	$85	$207	$339	$1,081

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.71)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$47.29	$40.55	$35.19	$31.30	$41.52	$33.69
Net investment income (loss) (a)	0.41	0.89	0.68	0.62	0.45	0.40
Net realized and unrealized gain (loss)	5.98	6.49	5.35	3.71	(9.61)	7.70
Total from investment operations	6.39	7.38	6.03	4.33	(9.16)	8.10
Less distributions:
From net investment income	(0.96)	(0.64)	(0.67)	(0.44)	(1.06)	(0.27)
Net asset value at end of period	$52.72	$47.29	$40.55	$35.19	$31.30	$41.52
Total investment return (b)	13.89%	18.40%	17.24%	13.84%	(22.63)%(c)	24.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.66%††	2.10%	1.69%	1.67%	1.27%	0.99%
Net expenses (d)	0.92%††	0.95%	0.95%	0.95%	0.95%	0.95%
Expenses (before waiver/reimbursement) (d)	0.92%††	0.95%	0.98%	0.97%	0.98%	0.96%
Portfolio turnover rate	34%	51%	60%	34%	49%	43%
Net assets at end of period (in 000’s)	$252,305	$227,648	$207,003	$157,911	$173,142	$241,084

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (22.68)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch International Choice Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$47.11	$40.41	$35.07	$31.16	$41.39	$33.59
Net investment income (loss) (a)	0.36	0.72	0.44	0.38	0.14	0.11
Net realized and unrealized gain (loss)	5.91	6.40	5.37	3.70	(9.60)	7.69
Total from investment operations	6.27	7.12	5.81	4.08	(9.46)	7.80
Less distributions:
From net investment income	(0.72)	(0.42)	(0.47)	(0.17)	(0.77)	—
Net asset value at end of period	$52.66	$47.11	$40.41	$35.07	$31.16	$41.39
Total investment return (b)	13.59%	17.74%	16.64%	13.10%	(23.26)%(c)	23.19%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.48%††	1.69%	1.10%	1.03%	0.40%	0.27%
Net expenses (d)	1.46%††	1.51%	1.48%	1.58%	1.77%	1.74%
Expenses (before waiver/reimbursement) (d)	1.46%††	1.51%	1.48%	1.58%	1.88%	1.86%
Portfolio turnover rate	34%	51%	60%	34%	49%	43%
Net assets at end of period (in 000’s)	$136	$78	$52	$37	$28	$34

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In 2022, the Fund’s total investment return includes impact of payments from affiliates due to a trade communications error. Excluding these items, total return would have been (23.31)%.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch International Choice Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 1, 2006
Investor Class	April 29, 2008
Class C	September 1, 2006
Class I	December 31, 1997
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.

12	NYLI Epoch International Choice Fund

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation
Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
13

Notes to Financial Statements (Unaudited) (continued)
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of

14	NYLI Epoch International Choice Fund

shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and
15

Notes to Financial Statements (Unaudited) (continued)
less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Epoch, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management  Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.80% up to $5 billion; 0.775% from $5 billion to $7.5 billion; and 0.75% in excess of $7.5 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.80% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.95% of its average daily net assets. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $1,102,055 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $2,730 and paid the Subadvisor fees in the amount of $551,028.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a

16	NYLI Epoch International Choice Fund

total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $673 and $97, respectively.
During the six-month period ended April 30, 2026, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$4,600	$—
Investor Class	9,046	(2,698)
Class C	106	(32)
Class I	32,502	—
SIMPLE Class	28	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$39,012	28.6%
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$244,689,994	$50,932,622	$(8,527,468)	$42,405,154
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $34,679,769, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$34,680	$—
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$3,786,419
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
17

Notes to Financial Statements (Unaudited) (continued)
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $90,123 and $91,438, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	24,497	$1,217,123
Shares issued to shareholders in reinvestment of distributions	12,231	569,823
Shares redeemed	(38,069)	(1,889,949)
Net increase (decrease) in shares outstanding before conversion	(1,341)	(103,003)
Shares converted into Class A (See Note 1)	11,814	588,431
Net increase (decrease)	10,473	$485,428
Year ended October 31, 2025:
Shares sold	98,983	$4,120,449
Shares issued to shareholders in reinvestment of distributions	9,003	353,814
Shares redeemed	(131,588)	(5,482,933)
Net increase (decrease) in shares outstanding before conversion	(23,602)	(1,008,670)
Shares converted into Class A (See Note 1)	10,024	435,490
Net increase (decrease)	(13,578)	$(573,180)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	7,967	$397,723
Shares issued to shareholders in reinvestment of distributions	1,116	52,039
Shares redeemed	(4,791)	(238,400)
Net increase (decrease) in shares outstanding before conversion	4,292	211,362
Shares converted from Investor Class (See Note 1)	(11,709)	(583,450)
Net increase (decrease)	(7,417)	$(372,088)
Year ended October 31, 2025:
Shares sold	1,860	$80,835
Shares issued to shareholders in reinvestment of distributions	855	33,608
Shares redeemed	(8,817)	(372,672)
Net increase (decrease) in shares outstanding before conversion	(6,102)	(258,229)
Shares converted into Investor Class (See Note 1)	206	8,997
Shares converted from Investor Class (See Note 1)	(9,040)	(393,821)
Net increase (decrease)	(14,936)	$(643,053)

18	NYLI Epoch International Choice Fund

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	77	$4,000
Shares issued to shareholders in reinvestment of distributions	1	32
Shares redeemed	(57)	(2,936)
Net increase (decrease) in shares outstanding before conversion	21	1,096
Shares converted from Class C (See Note 1)	(104)	(4,981)
Net increase (decrease)	(83)	$(3,885)
Year ended October 31, 2025:
Shares sold	124	$5,029
Shares redeemed	(870)	(38,841)
Net increase (decrease) in shares outstanding before conversion	(746)	(33,812)
Shares converted from Class C (See Note 1)	(430)	(18,231)
Net increase (decrease)	(1,176)	$(52,043)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	71,701	$3,465,592
Shares issued to shareholders in reinvestment of distributions	99,464	4,625,095
Shares redeemed	(199,159)	(10,025,606)
Net increase (decrease)	(27,994)	$(1,934,919)
Year ended October 31, 2025:
Shares sold	708,641	$27,922,822
Shares issued to shareholders in reinvestment of distributions	86,220	3,381,551
Shares redeemed	(1,085,224)	(46,032,142)
Net increase (decrease) in shares outstanding before conversion	(290,363)	(14,727,769)
Shares converted from Class I (See Note 1)	(775)	(32,435)
Net increase (decrease)	(291,138)	$(14,760,204)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	903	$43,693
Shares issued to shareholders in reinvestment of distributions	26	1,200
Shares redeemed	—	(20)
Net increase (decrease)	929	$44,873
Year ended October 31, 2025:
Shares sold	555	$21,611
Shares issued to shareholders in reinvestment of distributions	12	487
Shares redeemed	(182)	(7,520)
Net increase (decrease)	385	$14,578
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
20

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

21

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
28

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
29

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI Balanced Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 27.8%
Asset-Backed Securities 0.9%
Automobile Asset-Backed Securities 0.5%
American Credit Acceptance Receivables Trust (a)
Series 2026-2, Class D
5.18%, due 6/8/32	$ 400,000	$ 398,149
Series 2024-4, Class D
5.34%, due 8/12/31	380,000	382,198
AutoNation Finance Trust
Series 2026-1A, Class C
4.56%, due 10/14/31 (a)	340,000	337,567
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class B
5.85%, due 6/20/30 (a)	480,000	491,009
Exeter Automobile Receivables Trust
Series 2025-5A, Class D
5.16%, due 3/15/32	380,000	381,073
Hertz Vehicle Financing LLC
Series 2022-2A, Class A
2.33%, due 6/26/28 (a)	395,000	387,298
		2,377,294
Other Asset-Backed Securities 0.4%
Invesco US CLO Ltd.
Series 2024-3A, Class A
5.185% (3 Month SOFR + 1.51%), due 7/20/37 (a)(b)	444,444	445,024
Point Broadband Funding LLC
Series 2025-1A, Class A2
5.336%, due 7/20/55 (a)	400,000	401,676
Store Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	301,288	283,089
Zayo Issuer LLC
Series 2025-2A, Class A2
5.953%, due 6/20/55 (a)	400,000	406,251
		1,536,040
Total Asset-Backed Securities (Cost $3,938,685)		3,913,334
Corporate Bonds 8.5%
Agriculture 0.1%
Altria Group, Inc.
2.45%, due 2/4/32	365,000	321,281
	Principal Amount	Value

Auto Manufacturers 0.5%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	$ 325,000	$ 331,387
Ford Motor Credit Co. LLC
5.73%, due 9/5/30	600,000	604,478
5.875%, due 11/7/29	305,000	309,725
Hyundai Capital America
4.875%, due 6/23/27 (a)	635,000	637,482
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	370,000	367,757
		2,250,829
Banks 2.0%
Banco Bilbao Vizcaya Argentaria SA
5.127%, due 3/3/36	400,000	389,021
Bank of America Corp. (c)
1.734%, due 7/22/27	1,040,000	1,033,830
5.518%, due 10/25/35	505,000	508,750
Barclays plc
4.521%, due 2/24/32 (c)	330,000	323,021
BNP Paribas SA
5.786%, due 1/13/33 (a)(c)	460,000	476,174
Citizens Financial Group, Inc.
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	390,000	386,648
Deutsche Bank AG
4.469%, due 12/10/31 (c)	650,000	639,686
Goldman Sachs Group, Inc. (The) (c)
4.516%, due 1/21/32	1,045,000	1,029,760
5.065%, due 1/21/37	190,000	185,751
HSBC Holdings plc
7.39%, due 11/3/28 (c)	470,000	489,047
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (c)	390,000	385,515
M&T Bank Corp.
6.082%, due 3/13/32 (c)	370,000	387,763
Morgan Stanley (c)
Series I
4.356%, due 10/22/31	310,000	304,476
Series I
4.892%, due 10/22/36	185,000	179,502
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	385,000	384,453
PNC Financial Services Group, Inc. (The)
6.615%, due 10/20/27 (c)	545,000	550,669

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	$ 250,000	$ 248,297
UBS Group AG
5.428% (1 Year Treasury Constant Maturity Rate + 1.52%), due 2/8/30 (a)(b)	340,000	347,006
Wells Fargo & Co.
4.97%, due 4/23/29 (c)	595,000	600,403
		8,849,772
Beverages 0.0% ‡
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	155,000	153,923
Biotechnology 0.1%
Amgen, Inc.
5.15%, due 3/2/28	300,000	304,150
Chemicals 0.1%
Dow Chemical Co. (The)
4.80%, due 1/15/31	390,000	386,182
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	400,000	393,693
Computers 0.1%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	270,000	269,040
Diversified Financial Services 0.6%
AerCap Ireland Capital DAC
4.625%, due 9/10/29	530,000	529,032
Aircastle Ltd.
5.00%, due 5/15/31 (a)	445,000	442,030
Ally Financial, Inc.
5.548%, due 7/31/33 (c)	395,000	392,566
Capital One Financial Corp.
6.183%, due 1/30/36 (c)	335,000	341,173
Equitable America Global Funding
4.95%, due 6/9/30 (a)	575,000	576,621
	Principal Amount	Value

Diversified Financial Services (continued)
Synchrony Financial
5.45%, due 3/6/31 (c)	$ 320,000	$ 320,870
		2,602,292
Electric 1.5%
Arizona Public Service Co.
5.55%, due 8/1/33	415,000	426,594
Duke Energy Carolinas LLC
4.95%, due 1/15/33	195,000	197,484
Duke Energy Corp.
4.50%, due 8/15/32	140,000	138,017
Duke Energy Florida LLC
4.20%, due 12/1/30	200,000	197,655
Duke Energy Ohio, Inc.
5.25%, due 4/1/33	70,000	71,548
5.30%, due 6/15/35	700,000	709,654
Entergy Arkansas LLC
5.15%, due 1/15/33	220,000	224,116
Entergy Louisiana LLC
5.15%, due 9/15/34	375,000	378,358
Florida Power & Light Co.
5.05%, due 4/1/28	640,000	650,116
Georgia Power Co.
4.65%, due 5/16/28	755,000	760,430
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	345,000	341,737
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	403,636
6.10%, due 1/15/29	240,000	248,019
6.40%, due 6/15/33	110,000	117,032
PECO Energy Co.
4.90%, due 6/15/33 (d)	310,000	312,485
Public Service Co. of Oklahoma
5.45%, due 1/15/36	305,000	307,132
Southern California Edison Co.
5.30%, due 3/1/28	380,000	384,658
Southern Co. (The)
5.70%, due 10/15/32	100,000	104,528
Virginia Electric and Power Co.
5.05%, due 8/15/34	375,000	375,588
Vistra Operations Co. LLC
5.25%, due 4/30/33 (a)	300,000	298,935
Xcel Energy, Inc.
5.50%, due 3/15/34	290,000	295,710
		6,943,432

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Balanced Fund

	Principal Amount	Value
Corporate Bonds (continued)
Electronics 0.1%
Amphenol Corp.
5.00%, due 1/15/35	$ 370,000	$ 370,512
Gas 0.2%
CenterPoint Energy Resources Corp.
1.75%, due 10/1/30	550,000	488,637
National Fuel Gas Co.
2.95%, due 3/1/31	425,000	387,441
Southwest Gas Corp.
5.45%, due 3/23/28	220,000	224,004
		1,100,082
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32	360,000	336,051
Insurance 0.4%
GA Global Funding Trust
5.40%, due 1/13/30 (a)	645,000	648,282
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	430,000	436,090
RGA Global Funding
6.00%, due 11/21/28 (a)	800,000	826,113
		1,910,485
Internet 0.2%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	384,977
Meta Platforms, Inc.
4.60%, due 11/15/32	640,000	632,305
		1,017,282
Leisure Time 0.1%
Carnival Corp.
4.00%, due 8/1/28 (a)	395,000	385,666
Media 0.2%
Charter Communications Operating LLC
2.80%, due 4/1/31	765,000	685,063
6.384%, due 10/23/35	370,000	373,841
		1,058,904
Oil & Gas 0.1%
Antero Resources Corp.
5.40%, due 2/1/36	330,000	324,110
	Principal Amount	Value

Pharmaceuticals 0.1%
AbbVie, Inc.
5.05%, due 3/15/34	$ 385,000	$ 390,328
Pipelines 0.7%
Columbia Pipelines Holding Co. LLC
5.097%, due 10/1/31 (a)	320,000	322,832
Columbia Pipelines Operating Co. LLC
5.927%, due 8/15/30 (a)	270,000	282,204
Energy Transfer LP
3.75%, due 5/15/30	185,000	178,959
5.75%, due 2/15/33	205,000	213,479
MPLX LP
5.50%, due 6/1/34	385,000	389,706
Plains All American Pipeline LP
4.70%, due 1/15/31 (d)	770,000	768,265
Targa Resources Corp.
5.50%, due 2/15/35	260,000	263,491
Targa Resources Partners LP
5.50%, due 3/1/30	755,000	764,067
		3,183,003
Real Estate Investment Trusts 0.2%
American Tower Corp.
2.10%, due 6/15/30	660,000	597,299
GLP Capital LP
4.00%, due 1/15/30	400,000	384,421
		981,720
Semiconductors 0.2%
Broadcom, Inc.
2.60%, due 2/15/33	120,000	104,960
5.05%, due 4/15/30	460,000	469,369
Foundry JV Holdco LLC
5.90%, due 1/25/33 (a)	310,000	322,534
		896,863
Software 0.2%
Fiserv, Inc.
4.55%, due 2/15/31	595,000	583,226
Oracle Corp.
4.80%, due 9/26/32	275,000	261,488
		844,714
Telecommunications 0.6%
AT&T, Inc.
2.25%, due 2/1/32	415,000	362,105
4.35%, due 3/1/29	955,000	954,109
4.55%, due 11/1/32	500,000	490,306
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Verizon Communications, Inc.
2.10%, due 3/22/28	$ 340,000	$ 326,521
4.75%, due 1/15/33	700,000	690,783
		2,823,824
Total Corporate Bonds (Cost $37,763,891)		38,098,138
Mortgage-Backed Securities 1.6%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.2%
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class A
4.325%, due 8/15/46 (a)(e)	420,000	382,395
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A
2.843%, due 3/9/44 (a)	560,000	520,343
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	360,000	342,800
Series 2025-ARIA, Class A
5.199%, due 12/13/42 (e)	380,000	382,561
Series 2025-VLT7, Class A
5.355% (1 Month SOFR + 1.70%), due 7/15/44 (b)	385,000	384,519
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	922,126
Grace Trust
Series 2020-GRCE, Class D
2.769%, due 12/10/40 (a)(e)	360,000	317,889
Houston Galleria Mall Trust
Series 2025-HGLR, Class A
5.644%, due 2/5/45 (a)(e)	500,000	511,442
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-NLP, Class A
4.501% (1 Month SOFR + 0.847%), due 4/15/37 (a)(b)	385,103	381,733
LBTY Commercial Mortgage Trust
Series 2026-225L, Class B
5.047%, due 2/10/43 (a)(e)	330,000	325,787
NJ Trust
Series 2025-WBRK, Class A
5.867%, due 3/5/35 (a)(e)	450,000	462,914
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
RFR Trust
Series 2025-SGRM, Class A
5.562%, due 3/11/41 (a)(e)	$ 380,000	$ 384,225
		5,318,734
Whole Loan (Collateralized Mortgage Obligations) 0.4%
BRAVO Residential Funding Trust
Series 2023-NQM8, Class A1
6.394%, due 10/25/63 (a)(f)	261,043	261,966
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M2
7.495% (SOFR 30A + 3.85%), due 5/25/42 (a)(b)	620,000	637,694
J.P. Morgan Mortgage Trust ACES
Series 2026-ACES1, Class A2
5.161%, due 4/25/66 (a)(g)	450,000	444,751
Sequoia Mortgage Trust
Series 2026-5, Class A26F
5.34% (SOFR 30A + 1.70%), due 5/25/56 (a)(b)	510,000	509,531
		1,853,942
Total Mortgage-Backed Securities (Cost $7,293,387)		7,172,676
U.S. Government & Federal Agencies 16.8%
United States Treasury Notes 16.8%
U.S. Treasury Notes
3.75%, due 4/30/28	23,680,000	23,618,950
3.875%, due 4/15/29	15,817,000	15,800,936
3.875%, due 4/30/31	14,945,000	14,844,588
4.125%, due 4/30/33	14,435,000	14,360,570
4.125%, due 2/15/36 (d)	6,765,000	6,622,301
		75,247,345
Total U.S. Government & Federal Agencies (Cost $75,475,892)		75,247,345
Total Long-Term Bonds (Cost $124,471,855)		124,431,493

	Shares

Common Stocks 62.2%
Aerospace & Defense 0.9%
L3Harris Technologies, Inc.	12,545	4,021,300

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Balanced Fund

	Shares	Value
Common Stocks (continued)
Automobile Components 0.7%
Gentex Corp.	134,055	$ 3,098,011
Banks 5.1%
Huntington Bancshares, Inc.	264,545	4,433,774
JPMorgan Chase & Co.	32,388	10,144,893
M&T Bank Corp.	19,853	4,340,462
PNC Financial Services Group, Inc. (The)	18,513	4,128,399
		23,047,528
Beverages 0.9%
Keurig Dr Pepper, Inc.	143,963	4,232,512
Biotechnology 0.9%
Gilead Sciences, Inc.	29,972	3,921,536
Building Products 1.0%
Johnson Controls International plc	30,347	4,431,572
Capital Markets 5.5%
Ares Management Corp.	32,874	3,859,408
KKR & Co., Inc.	43,275	4,515,313
LPL Financial Holdings, Inc.	11,115	3,713,855
Nasdaq, Inc.	45,999	4,227,768
Raymond James Financial, Inc.	25,131	3,978,740
S&P Global, Inc.	9,585	4,133,340
		24,428,424
Communications Equipment 2.2%
Cisco Systems, Inc.	67,259	6,154,198
F5, Inc. (h)	11,555	3,742,665
		9,896,863
Consumer Staples Distribution & Retail 0.9%
U.S. Foods Holding Corp. (h)	41,128	3,845,057
Diversified Consumer Services 0.6%
H&R Block, Inc.	86,384	2,740,964
Electric Utilities 0.9%
American Electric Power Co., Inc.	29,889	4,098,081
Electrical Equipment 1.8%
Eaton Corp. plc	10,639	4,606,794
Emerson Electric Co.	26,169	3,675,174
		8,281,968
	Shares	Value

Food Products 1.0%
Archer-Daniels-Midland Co.	57,659	$ 4,297,902
Gas Utilities 0.9%
Atmos Energy Corp.	20,975	3,984,831
Health Care Providers & Services 2.5%
Elevance Health, Inc.	13,573	5,109,148
UnitedHealth Group, Inc.	16,241	6,016,966
		11,126,114
Industrial Conglomerates 0.8%
3M Co.	23,397	3,428,128
Insurance 4.6%
American International Group, Inc.	53,875	4,029,850
Chubb Ltd.	12,662	4,140,474
Marsh & McLennan Cos., Inc.	25,255	4,235,516
MetLife, Inc.	53,775	4,307,377
Progressive Corp. (The)	19,988	4,023,185
		20,736,402
Interactive Media & Services 3.4%
Alphabet, Inc., Class C	40,400	15,430,376
IT Services 1.7%
Accenture plc, Class A	22,243	3,975,046
Amdocs Ltd.	59,076	3,820,445
		7,795,491
Machinery 1.5%
Middleby Corp. (The) (h)	21,573	3,027,986
PACCAR, Inc.	31,002	3,683,038
		6,711,024
Metals & Mining 0.8%
Freeport-McMoRan, Inc.	61,833	3,572,711
Multi-Utilities 1.1%
Sempra	51,918	4,938,440
Oil, Gas & Consumable Fuels 3.6%
Antero Resources Corp. (h)	97,613	3,832,286
Diamondback Energy, Inc.	22,929	4,714,890
Marathon Petroleum Corp.	14,700	3,649,863
Targa Resources Corp.	15,647	4,069,472
		16,266,511
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Personal Care Products 0.8%
Unilever plc, Sponsored ADR (United Kingdom)	62,699	$ 3,697,987
Pharmaceuticals 6.9%
AstraZeneca plc (United Kingdom)	15,100	2,829,287
Eli Lilly & Co.	3,782	3,534,657
Johnson & Johnson	31,666	7,278,430
Merck & Co., Inc.	58,259	6,360,718
Pfizer, Inc.	185,888	4,963,210
Roche Holding AG	5,942	2,421,364
Zoetis, Inc.	29,951	3,443,466
		30,831,132
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	10,727	4,477,772
NVIDIA Corp.	22,548	4,499,904
NXP Semiconductors NV (Netherlands)	16,080	4,720,927
		13,698,603
Software 0.9%
Microsoft Corp.	9,660	3,939,155
Specialized REITs 1.7%
Crown Castle, Inc.	44,485	3,949,378
Gaming and Leisure Properties, Inc.	76,395	3,702,102
		7,651,480
Specialty Retail 1.9%
Dick's Sporting Goods, Inc.	20,029	4,544,981
Industria de Diseno Textil SA, ADR (Spain) (d)	251,798	3,759,344
		8,304,325
Technology Hardware, Storage & Peripherals 0.9%
NetApp, Inc.	37,297	4,131,389
Trading Companies & Distributors 1.0%
Ferguson Enterprises, Inc.	16,960	4,540,362
Water Utilities 0.8%
American Water Works Co., Inc.	26,237	3,369,356
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.	21,744	4,250,952
Total Common Stocks (Cost $213,154,163)		278,746,487
	Shares	Value
Exchange-Traded Funds 8.7%
iShares Intermediate Government/Credit Bond ETF	159,088	$ 16,946,054
Vanguard Intermediate-Term Treasury ETF	218,344	12,945,616
Vanguard Russell 1000 Value ETF (d)	91,290	9,260,457
Total Exchange-Traded Funds (Cost $36,443,947)		39,152,127
Short-Term Investments 0.9%
Affiliated Investment Company 0.3%
NYLI U.S. Government Liquidity Fund, 3.536% (i)	1,393,075	1,393,075
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 3.659% (i)(j)	1,763,370	1,763,370

	Principal Amount

U.S. Treasury Debt 0.2%
U.S. Treasury Bills
(zero coupon), due 5/28/26 (k)	$ 1,015,000	1,012,282
Total Short-Term Investments (Cost $4,168,729)		4,168,727
Total Investments (Cost $378,238,694)	99.6%	446,498,834
Other Assets, Less Liabilities	0.4	1,802,367
Net Assets	100.0%	$ 448,301,201

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.

(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2026.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2026.
(d)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $1,991,024; the total market value of collateral held by the Fund was $2,040,008. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $276,638. The Fund received cash collateral with a value of $1,763,370. (See Note 2(J))

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Balanced Fund

(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2026.
(f)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(h)	Non-income producing security.
(i)	Current yield as of April 30, 2026.
(j)	Represents a security purchased with cash collateral received for securities on loan.
(k)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,127	$ 24,727	$ (26,461)	$ —	$ —	$ 1,393	$ 41	$ —	1,393

Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 2 Year Notes	(2)	June 2026	$ (417,874)	$ (414,250)	$ 3,624

1.	As of April 30, 2026, cash in the amount of $2,400 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 3,913,334	$ —	$ 3,913,334
Corporate Bonds	—	38,098,138	—	38,098,138
Mortgage-Backed Securities	—	7,172,676	—	7,172,676
U.S. Government & Federal Agencies	—	75,247,345	—	75,247,345
Total Long-Term Bonds	—	124,431,493	—	124,431,493
Common Stocks	278,746,487	—	—	278,746,487
Exchange-Traded Funds	39,152,127	—	—	39,152,127
Short-Term Investments
Affiliated Investment Company	1,393,075	—	—	1,393,075
Unaffiliated Investment Company	1,763,370	—	—	1,763,370
U.S. Treasury Debt	—	1,012,282	—	1,012,282
Total Short-Term Investments	3,156,445	1,012,282	—	4,168,727
Total Investments in Securities	321,055,059	125,443,775	—	446,498,834
Other Financial Instruments
Futures Contracts (b)	3,624	—	—	3,624
Total Investments in Securities and Other Financial Instruments	$ 321,058,683	$ 125,443,775	$ —	$ 446,502,458

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Balanced Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $376,845,619) including securities on loan of $1,991,024	$445,105,759
Investment in affiliated investment companies, at value (identified cost $1,393,075)	1,393,075
Cash	4,263,490
Cash collateral on deposit at broker for futures contracts	2,400
Receivables:
Investment securities sold	1,961,499
Dividends and interest	817,329
Fund shares sold	35,168
Securities lending	4,126
Variation margin on futures contracts	1,734
Other assets	63,338
Total assets	453,647,918
Liabilities
Cash collateral received for securities on loan	1,763,370
Payables:
Investment securities purchased	2,972,141
Manager (See Note 3)	229,949
Fund shares redeemed	163,457
Transfer agent (See Note 3)	86,636
Distribution/Service fees (See Note 3)	83,047
Professional fees	31,067
Custodian	9,443
Shareholder communication	1,347
Trustees	747
Accrued expenses	5,513
Total liabilities	5,346,717
Net assets	$448,301,201
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$13,758
Additional paid-in-capital	364,408,081
364,421,839
Total distributable earnings (loss)	83,879,362
Net assets	$448,301,201
Class A
Net assets applicable to outstanding shares	$365,261,952
Shares of beneficial interest outstanding	11,213,247
Net asset value per share outstanding	$32.57
Maximum sales charge (3.00% of offering price)	1.01
Maximum offering price per share outstanding	$33.58
Investor Class
Net assets applicable to outstanding shares	$30,910,454
Shares of beneficial interest outstanding	948,739
Net asset value per share outstanding	$32.58
Maximum sales charge (2.50% of offering price)	0.84
Maximum offering price per share outstanding	$33.42
Class C
Net assets applicable to outstanding shares	$3,568,981
Shares of beneficial interest outstanding	111,099
Net asset value and offering price per share outstanding	$32.12
Class I
Net assets applicable to outstanding shares	$48,490,534
Shares of beneficial interest outstanding	1,482,383
Net asset value and offering price per share outstanding	$32.71
Class R6
Net assets applicable to outstanding shares	$69,280
Shares of beneficial interest outstanding	2,115
Net asset value and offering price per share outstanding	$32.76

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $29,153)	$3,884,899
Interest	2,755,046
Dividends-affiliated	41,437
Securities lending, net	22,761
Total income	6,704,143
Expenses
Manager (See Note 3)	1,442,715
Distribution/Service—Class A (See Note 3)	450,376
Distribution/Service—Investor Class (See Note 3)	38,412
Distribution/Service—Class C (See Note 3)	20,751
Transfer agent (See Note 3)	262,635
Professional fees	54,423
Registration	39,753
Shareholder communication	23,273
Custodian	19,767
Trustees	6,735
Miscellaneous	13,798
Total expenses before waiver/reimbursement	2,372,638
Expense waiver/reimbursement from Manager (See Note 3)	(35,484)
Net expenses	2,337,154
Net investment income (loss)	4,366,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	17,306,801
Futures transactions	(12,486)
Foreign currency transactions	(16)
Net realized gain (loss)	17,294,299
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	11,915,069
Futures contracts	(15,098)
Translation of other assets and liabilities in foreign currencies	1,454
Net change in unrealized appreciation (depreciation)	11,901,425
Net realized and unrealized gain (loss)	29,195,724
Net increase (decrease) in net assets resulting from operations	$33,562,713
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Balanced Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,366,989	$9,097,129
Net realized gain (loss)	17,294,299	21,399,900
Net change in unrealized appreciation (depreciation)	11,901,425	(2,710,349)
Net increase (decrease) in net assets resulting from operations	33,562,713	27,786,680
Distributions to shareholders:
Class A	(19,982,964)	(19,981,666)
Investor Class	(1,708,266)	(1,831,272)
Class B(a)	—	(21,346)
Class C	(218,808)	(346,387)
Class I	(2,818,494)	(3,034,975)
Class R6	(3,720)	(3,691)
Total distributions to shareholders	(24,732,252)	(25,219,337)
Capital share transactions:
Net proceeds from sales of shares	15,906,682	35,230,844
Net asset value of shares issued to shareholders in reinvestment of distributions	24,445,914	24,884,744
Cost of shares redeemed	(45,566,517)	(74,019,237)
Increase (decrease) in net assets derived from capital share transactions	(5,213,921)	(13,903,649)
Net increase (decrease) in net assets	3,616,540	(11,336,306)
Net Assets
Beginning of period	444,684,661	456,020,967
End of period	$448,301,201	$444,684,661

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$31.98	$31.77	$27.34	$28.21	$37.09	$29.72
Net investment income (loss) (a)	0.31	0.64	0.64	0.59	0.36	0.27
Net realized and unrealized gain (loss)	2.07	1.35	4.45	(0.82)	(2.03)	7.70
Total from investment operations	2.38	1.99	5.09	(0.23)	(1.67)	7.97
Less distributions:
From net investment income	(0.33)	(0.63)	(0.66)	(0.61)	(0.33)	(0.28)
From net realized gain on investments	(1.46)	(1.15)	—	(0.03)	(6.88)	(0.32)
Total distributions	(1.79)	(1.78)	(0.66)	(0.64)	(7.21)	(0.60)
Net asset value at end of period	$32.57	$31.98	$31.77	$27.34	$28.21	$37.09
Total investment return (b)	7.74%	6.49%	18.73%	(0.86)%	(5.35)%	27.03%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.97%††	2.05%	2.10%	2.06%	1.22%	0.78%
Net expenses (c)	1.05%††	1.06%	1.06%	1.06%	1.06%	1.08%
Expenses (before waiver/reimbursement) (c)	1.06%††	1.06%	1.06%	1.06%	1.06%	1.08%
Portfolio turnover rate	89%	201%	230%	313%	290%	182%
Net assets at end of period (in 000’s)	$365,262	$358,797	$358,863	$328,665	$345,376	$343,224

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$31.98	$31.77	$27.34	$28.20	$37.10	$29.75
Net investment income (loss) (a)	0.27	0.56	0.56	0.51	0.28	0.19
Net realized and unrealized gain (loss)	2.08	1.35	4.45	(0.80)	(2.03)	7.69
Total from investment operations	2.35	1.91	5.01	(0.29)	(1.75)	7.88
Less distributions:
From net investment income	(0.29)	(0.55)	(0.58)	(0.54)	(0.27)	(0.21)
From net realized gain on investments	(1.46)	(1.15)	—	(0.03)	(6.88)	(0.32)
Total distributions	(1.75)	(1.70)	(0.58)	(0.57)	(7.15)	(0.53)
Net asset value at end of period	$32.58	$31.98	$31.77	$27.34	$28.20	$37.10
Total investment return (b)	7.62%	6.20%	18.41%	(1.08)%	(5.62)%	26.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.71%††	1.80%	1.86%	1.81%	0.95%	0.54%
Net expenses (c)	1.32%††	1.32%	1.32%	1.31%	1.32%	1.35%
Expenses (before waiver/reimbursement) (c)	1.46%††	1.42%	1.43%	1.41%	1.34%	1.37%
Portfolio turnover rate	89%	201%	230%	313%	290%	182%
Net assets at end of period (in 000's)	$30,910	$31,528	$34,819	$36,675	$40,341	$46,706

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Balanced Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$31.54	$31.33	$26.95	$27.80	$36.71	$29.55
Net investment income (loss) (a)	0.15	0.33	0.34	0.30	0.06	(0.07)
Net realized and unrealized gain (loss)	2.05	1.32	4.38	(0.81)	(2.00)	7.63
Total from investment operations	2.20	1.65	4.72	(0.51)	(1.94)	7.56
Less distributions:
From net investment income	(0.16)	(0.29)	(0.34)	(0.31)	(0.09)	(0.08)
From net realized gain on investments	(1.46)	(1.15)	—	(0.03)	(6.88)	(0.32)
Total distributions	(1.62)	(1.44)	(0.34)	(0.34)	(6.97)	(0.40)
Net asset value at end of period	$32.12	$31.54	$31.33	$26.95	$27.80	$36.71
Total investment return (b)	7.22%	5.40%	17.57%	(1.87)%	(6.30)%	25.75%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.97%††	1.07%	1.13%	1.06%	0.19%	(0.20)%
Net expenses (c)	2.06%††	2.07%	2.07%	2.07%	2.07%	2.10%
Expenses (before waiver/reimbursement) (c)	2.20%††	2.17%	2.18%	2.16%	2.09%	2.12%
Portfolio turnover rate	89%	201%	230%	313%	290%	182%
Net assets at end of period (in 000’s)	$3,569	$4,584	$8,183	$11,121	$17,020	$26,050

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$32.10	$31.89	$27.44	$28.31	$37.19	$29.80
Net investment income (loss) (a)	0.35	0.72	0.72	0.66	0.44	0.37
Net realized and unrealized gain (loss)	2.09	1.35	4.46	(0.81)	(2.03)	7.70
Total from investment operations	2.44	2.07	5.18	(0.15)	(1.59)	8.07
Less distributions:
From net investment income	(0.37)	(0.71)	(0.73)	(0.69)	(0.41)	(0.36)
From net realized gain on investments	(1.46)	(1.15)	—	(0.03)	(6.88)	(0.32)
Total distributions	(1.83)	(1.86)	(0.73)	(0.72)	(7.29)	(0.68)
Net asset value at end of period	$32.71	$32.10	$31.89	$27.44	$28.31	$37.19
Total investment return (b)	7.91%	6.73%	19.02%	(0.61)%	(5.09)%	27.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.22%††	2.30%	2.36%	2.30%	1.47%	1.08%
Net expenses (c)	0.81%††	0.81%	0.81%	0.81%	0.81%	0.84%
Portfolio turnover rate	89%	201%	230%	313%	290%	182%
Net assets at end of period (in 000’s)	$48,491	$49,710	$53,409	$53,113	$57,772	$72,481

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$32.14	$31.93	$27.47	$28.35	$37.23	$29.83
Net investment income (loss) (a)	0.36	0.75	0.74	0.69	0.46	0.39
Net realized and unrealized gain (loss)	2.11	1.35	4.48	(0.83)	(2.03)	7.73
Total from investment operations	2.47	2.10	5.22	(0.14)	(1.57)	8.12
Less distributions:
From net investment income	(0.39)	(0.74)	(0.76)	(0.71)	(0.43)	(0.40)
From net realized gain on investments	(1.46)	(1.15)	—	(0.03)	(6.88)	(0.32)
Total distributions	(1.85)	(1.89)	(0.76)	(0.74)	(7.31)	(0.72)
Net asset value at end of period	$32.76	$32.14	$31.93	$27.47	$28.35	$37.23
Total investment return (b)	7.94%	6.81%	19.14%	(0.51)%	(5.04)%	27.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.29%††	2.38%	2.43%	2.40%	1.55%	1.12%
Net expenses (c)	0.72%††	0.72%	0.72%	0.72%	0.73%	0.74%
Portfolio turnover rate	89%	201%	230%	313%	290%	182%
Net assets at end of period (in 000’s)	$69	$65	$62	$52	$53	$61

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Balanced Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Balanced Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class C	December 30, 2002
Class I	May 1, 1989
Class R6	December 15, 2017
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fees.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent

17

Notes to Financial Statements (Unaudited) (continued)
buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible

18	NYLI Balanced Fund

and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisors (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisors, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
19

Notes to Financial Statements (Unaudited) (continued)
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and

20	NYLI Balanced Fund

liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money because the Fund may be unable to invest in higher yielding assets. The Fund is subject to interest-rate risk and can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer or guarantor may fail to pay interest and principal in a timely manner.
The Fund may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic instruments.
Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund’s securities as well as to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$3,624
Total Fair Value	$3,624

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
21

Notes to Financial Statements (Unaudited) (continued)
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(12,486)
Total Net Realized Gain (Loss)	$(12,486)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(15,098)
Total Net Change in Unrealized Appreciation (Depreciation)	$(15,098)

Average Notional Amount	Total
Futures Contracts Long (a)	$9,991,700
Futures Contracts Short	$(9,616,521)

(a)	Positions were open for five months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisors. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund’s Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP (“Wellington” or the "Subadvisor”), a registered investment adviser, serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the equity portion of the Fund, pursuant to the terms of a Subadvisory Agreement (a “Subadvisory Agreement”) between New York Life Investment Management and Wellington. NYL Investors LLC (“NYL Investors” or the “Subadvisor,” and, together with Wellington, the “Subadvisors”), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as a Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the fixed-income portion of the Fund, pursuant to the terms of a Subadvisory Agreement between New York Life Investment Management and NYL Investors. New York Life Investment Management pays for the services of the Subadvisors.
Pursuant to the Management  Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.65% up to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.65% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
Effective February 28, 2026, New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.04% of its average daily net assets. New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $1,442,715 and waived fees and/or reimbursed expenses, including the voluntary waiver/reimbursement of certain class specific expenses in the amount of $35,484 and paid Wellington and NYL Investors $369,520 and $212,415, respectively.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the

22	NYLI Balanced Fund

average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $8,002 and $929, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $6,394 and $746, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$157,033	$—
Investor Class	74,356	(20,996)
Class C	10,032	(2,830)
Class I	21,212	—
Class R6	2	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$43,677	63.0%
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$380,295,124	$75,594,570	$(9,390,860)	$66,203,710
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$13,899,626
Long-Term Capital Gains	11,319,711
Total	$25,219,337
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors.
23

Notes to Financial Statements (Unaudited) (continued)
Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of U.S. government securities were $307,388 and $306,491, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $84,006 and $110,647, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisors. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the six-month period ended April 30, 2026, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$1,938	$358
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	391,562	$12,474,093
Shares issued to shareholders in reinvestment of distributions	633,171	19,757,915
Shares redeemed	(1,090,566)	(34,811,604)
Net increase (decrease) in shares outstanding before conversion	(65,833)	(2,579,596)
Shares converted into Class A (See Note 1)	60,573	1,906,042
Shares converted from Class A (See Note 1)	(2,173)	(67,740)
Net increase (decrease)	(7,433)	$(741,294)
Year ended October 31, 2025:
Shares sold	966,686	$30,045,335
Shares issued to shareholders in reinvestment of distributions	632,411	19,710,258
Shares redeemed	(1,815,689)	(56,603,081)
Net increase (decrease) in shares outstanding before conversion	(216,592)	(6,847,488)
Shares converted into Class A (See Note 1)	143,460	4,498,198
Shares converted from Class A (See Note 1)	(635)	(20,255)
Net increase (decrease)	(73,767)	$(2,369,545)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	16,619	$531,273
Shares issued to shareholders in reinvestment of distributions	54,545	1,703,165
Shares redeemed	(52,656)	(1,682,839)
Net increase (decrease) in shares outstanding before conversion	18,508	551,599
Shares converted into Investor Class (See Note 1)	1,688	54,712
Shares converted from Investor Class (See Note 1)	(57,304)	(1,802,573)
Net increase (decrease)	(37,108)	$(1,196,262)
Year ended October 31, 2025:
Shares sold	30,644	$951,346
Shares issued to shareholders in reinvestment of distributions	58,515	1,823,706
Shares redeemed	(102,611)	(3,192,446)
Net increase (decrease) in shares outstanding before conversion	(13,452)	(417,394)
Shares converted into Investor Class (See Note 1)	14,061	442,361
Shares converted from Investor Class (See Note 1)	(110,564)	(3,481,427)
Net increase (decrease)	(109,955)	$(3,456,460)

24	NYLI Balanced Fund

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	694	$21,346
Shares redeemed	(1,070)	(32,756)
Net increase (decrease) in shares outstanding before conversion	(376)	(11,410)
Shares converted from Class B	(21,486)	(661,917)
Net increase (decrease)	(21,862)	$(673,327)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	6,422	$201,805
Shares issued to shareholders in reinvestment of distributions	7,100	218,808
Shares redeemed	(43,814)	(1,377,882)
Net increase (decrease) in shares outstanding before conversion	(30,292)	(957,269)
Shares converted from Class C (See Note 1)	(3,941)	(124,182)
Net increase (decrease)	(34,233)	$(1,081,451)
Year ended October 31, 2025:
Shares sold	15,310	$474,860
Shares issued to shareholders in reinvestment of distributions	11,268	346,265
Shares redeemed	(116,236)	(3,557,093)
Net increase (decrease) in shares outstanding before conversion	(89,658)	(2,735,968)
Shares converted from Class C (See Note 1)	(26,175)	(797,215)
Net increase (decrease)	(115,833)	$(3,533,183)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	84,254	$2,698,237
Shares issued to shareholders in reinvestment of distributions	88,179	2,762,306
Shares redeemed	(239,526)	(7,691,729)
Net increase (decrease) in shares outstanding before conversion	(67,093)	(2,231,186)
Shares converted into Class I (See Note 1)	2,164	67,740
Shares converted from Class I (See Note 1)	(1,053)	(33,999)
Net increase (decrease)	(65,982)	$(2,197,445)
Year ended October 31, 2025:
Shares sold	119,491	$3,758,282
Shares issued to shareholders in reinvestment of distributions	95,255	2,979,478
Shares redeemed	(341,638)	(10,632,464)
Net increase (decrease) in shares outstanding before conversion	(126,892)	(3,894,704)
Shares converted into Class I (See Note 1)	632	20,255
Net increase (decrease)	(126,260)	$(3,874,449)

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	40	$1,274
Shares issued to shareholders in reinvestment of distributions	119	3,720
Shares redeemed	(77)	(2,463)
Net increase (decrease)	82	$2,531
Year ended October 31, 2025:
Shares sold	32	$1,021
Shares issued to shareholders in reinvestment of distributions	119	3,691
Shares redeemed	(45)	(1,397)
Net increase (decrease)	106	$3,315

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
26

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreements
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

27

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
28

history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
29

its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
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Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI Floating Rate Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.6%
Asset-Backed Securities 2.4%
Other Asset-Backed Securities 2.4%
720 East CLO IV Ltd. (a)(b)
Series 2024-1A, Class B
5.673% (3 Month SOFR + 2.00%), due 4/15/37	$ 787,500	$ 788,128
Series 2024-1A, Class D
7.523% (3 Month SOFR + 3.85%), due 4/15/37	1,250,000	1,250,451
720 East CLO VI Ltd. (a)(b)
Series 2024-3A, Class B
5.325% (3 Month SOFR + 1.65%), due 1/20/38	694,433	694,705
Series 2024-3A, Class D2
7.775% (3 Month SOFR + 4.10%), due 1/20/38	1,250,000	1,212,625
720 East CLO VIII Ltd.
Series 2025-8A, Class D1
6.475% (3 Month SOFR + 2.80%), due 7/20/38 (a)(b)	2,000,000	1,993,220
AGL CLO 44 Ltd.
Series 2025-44A, Class D1
6.164% (3 Month SOFR + 2.50%), due 10/22/37 (a)(b)	1,100,000	1,100,050
AIMCO CLO 16 Ltd.
Series 2021-16A, Class D2R
7.88% (3 Month SOFR + 4.20%), due 7/17/37 (a)(b)	4,000,000	4,001,296
AIMCO CLO 20 Ltd.
Series 2023-20A, Class D1R
6.28% (3 Month SOFR + 2.60%), due 10/16/38 (a)(b)	2,000,000	2,001,574
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class C1R
7.417% (3 Month SOFR + 3.75%), due 4/25/38 (a)(b)	2,000,000	2,006,618
Elmwood CLO 35 Ltd. (a)(b)
Series 2024-11A, Class B
5.325% (3 Month SOFR + 1.65%), due 10/18/37	1,000,000	1,000,838
Series 2024-11A, Class D2
7.675% (3 Month SOFR + 4.00%), due 10/18/37	600,000	600,020
Elmwood CLO 45 Ltd.
Series 2025-8A, Class D
6.28% (3 Month SOFR + 2.60%), due 10/17/38 (a)(b)	2,500,000	2,503,202
	Principal Amount	Value

Other Asset-Backed Securities (continued)
Empower CLO Ltd. (a)(b)
Series 2022-1A, Class BR
5.425% (3 Month SOFR + 1.75%), due 10/20/37	$ 1,250,000	$ 1,252,491
Series 2023-2A, Class D1R
6.473% (3 Month SOFR + 2.80%), due 10/15/38	1,250,000	1,229,373
Series 2022-1A, Class D1R
6.675% (3 Month SOFR + 3.00%), due 10/20/37	1,250,000	1,234,811
Palmer Square CLO Ltd. (a)(b)
Series 2022-2A, Class D1R
6.675% (3 Month SOFR + 3.00%), due 7/20/37	1,875,000	1,875,476
Series 2022-2A, Class D2R
7.875% (3 Month SOFR + 4.20%), due 7/20/37	1,875,000	1,864,524
Palmer Square Loan Funding Ltd.
Series 2025-3A, Class C
6.11% (3 Month SOFR + 2.40%), due 1/15/34 (a)(b)	2,000,000	1,939,804
Sixth Street CLO 27 Ltd.
Series 2024-27A, Class D2
7.68% (3 Month SOFR + 4.00%), due 1/17/38 (a)(b)	1,875,000	1,864,223
Texas Debt Capital CLO Ltd.
Series 2023-1A, Class D1R
6.425% (3 Month SOFR + 2.75%), due 7/20/38 (a)(b)	1,000,000	1,001,061
Total Asset-Backed Securities (Cost $31,556,697)		31,414,490
Corporate Bonds 7.4%
Aerospace & Defense 0.0% ‡
TransDigm, Inc.
6.75%, due 1/31/34 (a)	450,000	462,283
Airlines 0.4%
JetBlue Airways Corp.
9.875%, due 9/20/31 (a)	2,800,000	2,607,832
VistaJet Malta Finance plc
9.50%, due 6/1/28 (a)	2,000,000	2,021,753
		4,629,585
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,061,138

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment 0.4%
Adient Global Holdings Ltd. (a)
7.50%, due 2/15/33	$ 2,600,000	$ 2,659,655
8.25%, due 4/15/31	1,000,000	1,043,136
American Axle & Manufacturing, Inc.
6.875%, due 7/1/28	1,248,000	1,249,435
		4,952,226
Building Materials 0.3%
CP Atlas Buyer, Inc.
9.75%, due 7/15/30 (a)	2,700,000	2,510,140
JELD-WEN, Inc.
4.875%, due 12/15/27 (a)	780,000	580,848
Wilsonart LLC
11.00%, due 8/15/32 (a)	500,000	386,338
		3,477,326
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29 (a)(c)	557,843	794
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	667,869
		668,663
Commercial Services 0.4%
Champions Financing, Inc.
8.75%, due 2/15/29 (a)	1,650,000	1,605,640
Clarivate Science Holdings Corp.
4.875%, due 7/1/29 (a)	700,000	634,839
ION Platform Finance US, Inc.
7.875%, due 9/30/32 (a)	1,400,000	1,087,977
WEX, Inc.
6.50%, due 3/15/33 (a)	1,600,000	1,593,628
		4,922,084
Computers 0.0% ‡
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	510,000	527,906
Distribution & Wholesale 0.2%
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	2,170,000	2,135,372
Diversified Financial Services 0.6%
Azorra Finance Ltd.
7.75%, due 4/15/30 (a)	1,250,000	1,294,919
	Principal Amount	Value

Diversified Financial Services (continued)
Focus Financial Partners LLC
6.75%, due 9/15/31 (a)	$ 2,000,000	$ 2,034,689
GGAM Finance Ltd. (a)
6.875%, due 4/15/29	840,000	858,169
8.00%, due 2/15/27	1,250,000	1,255,718
TrueNoord Capital DAC
8.75%, due 3/1/30 (a)	2,300,000	2,345,100
		7,788,595
Electric 0.2%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,499,731
XPLR Infrastructure Operating Partners LP
8.625%, due 3/15/33 (a)	1,450,000	1,553,843
		3,053,574
Entertainment 0.1%
Great Canadian Gaming Corp.
8.75%, due 11/15/29 (a)	1,400,000	1,365,016
Food 0.0% ‡
US Foods, Inc.
7.25%, due 1/15/32 (a)	500,000	520,078
Forest Products & Paper 0.2%
Magnera Corp.
7.25%, due 11/15/31 (a)	2,250,000	2,106,641
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	467,749
Healthcare-Services 0.4%
Concentra Health Services, Inc.
6.875%, due 7/15/32 (a)	1,500,000	1,554,436
LifePoint Health, Inc. (a)
8.375%, due 2/15/32	1,250,000	1,311,493
10.00%, due 6/1/32	2,000,000	2,047,000
		4,912,929
Housewares 0.2%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	2,500,000	2,612,412

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Floating Rate Fund

	Principal Amount	Value
Corporate Bonds (continued)
Insurance 0.4%
Acrisure LLC
8.25%, due 2/1/29 (a)	$ 1,110,000	$ 1,113,891
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	4,000,000	4,018,731
		5,132,622
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	1,320,000	1,325,444
Machinery-Diversified 0.1%
GrafTech Finance, Inc.
4.625%, due 12/23/29 (a)	430,000	272,691
GrafTech Global Enterprises, Inc.
9.875%, due 12/23/29 (a)	2,100,000	1,569,750
		1,842,441
Media 0.4%
Gray Media, Inc.
10.50%, due 7/15/29 (a)	1,746,000	1,853,700
Univision Communications, Inc.
8.50%, due 7/31/31 (a)	3,250,000	3,298,424
VZ Secured Financing BV
7.50%, due 1/15/33 (a)	700,000	678,519
		5,830,643
Mining 0.1%
Novelis Corp.
6.875%, due 1/30/30 (a)	1,300,000	1,332,781
Oil & Gas 0.4%
SM Energy Co. (a)
6.75%, due 8/1/29	1,350,000	1,384,824
7.00%, due 8/1/32	1,350,000	1,385,801
8.625%, due 11/1/30	2,270,000	2,401,149
		5,171,774
Oil & Gas Services 0.1%
Star Holding LLC
8.75%, due 8/1/31 (a)	990,000	1,010,130
Packaging & Containers 0.2%
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	900,000	816,593
LABL, Inc.
8.625%, due 10/1/31 (a)(d)(e)	3,000,000	1,290,000
	Principal Amount	Value

Packaging & Containers (continued)
Trident TPI Holdings, Inc.
12.75%, due 12/31/28 (a)	$ 1,180,000	$ 1,183,519
		3,290,112
Pharmaceuticals 0.2%
1261229 B.C. Ltd.
10.00%, due 4/15/32 (a)	750,000	774,583
Endo Finance Holdings LP
8.50%, due 4/15/31 (a)	1,737,000	1,841,307
		2,615,890
Pipelines 0.2%
Global Partners LP
8.25%, due 1/15/32 (a)	1,000,000	1,049,840
NGL Energy Operating LLC
8.125%, due 2/15/29 (a)	1,000,000	1,036,578
		2,086,418
Real Estate Investment Trusts 0.1%
RHP Hotel Properties LP
7.25%, due 7/15/28 (a)	1,100,000	1,125,596
Retail 0.3%
Global Auto Holdings Ltd.
8.375%, due 1/15/29 (a)	2,500,000	2,374,150
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,386,002
		3,760,152
Software 0.6%
Central Parent LLC
8.00%, due 6/15/29 (a)	1,500,000	731,250
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	1,670,000	1,586,563
CoreWeave, Inc. (a)
9.25%, due 6/1/30	1,000,000	1,012,608
9.75%, due 10/1/31	900,000	905,212
Rocket Software, Inc.
9.00%, due 11/28/28 (a)	3,500,000	3,482,679
		7,718,312
Telecommunications 0.3%
Altice France SA
6.50%, due 10/15/31 (a)	1,500,000	1,471,730
Zegona Finance plc
8.625%, due 7/15/29 (a)	2,800,000	2,929,009
		4,400,739
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Transportation 0.1%
Stonepeak Nile Parent LLC
7.25%, due 3/15/32 (a)	$ 1,670,000	$ 1,747,342
Trucking & Leasing 0.1%
FTAI Aviation Investors LLC
7.00%, due 6/15/32 (a)	1,150,000	1,187,073
Total Corporate Bonds (Cost $99,868,567)		96,241,046
Loan Assignments 85.8%
Aerospace & Defense 3.3%
AAdvantage Loyalty IP Ltd.
First Lien 2025 Incremental Term Loan
6.425% (3 Month SOFR + 2.75%), due 5/28/32 (b)	2,772,000	2,757,369
Arcline FM Holdings LLC
First Lien 2025-1 New Term Loan
6.45% (3 Month SOFR + 2.75%), due 6/24/30 (b)	4,701,831	4,721,813
Asplundh Tree Expert LLC
First Lien 2021 Refinancing Term Loan
5.502% (1 Month SOFR + 1.75%), due 9/6/27 (b)	3,544,685	3,556,078
Chromalloy Corp.
First Lien Term Loan
6.932% (3 Month SOFR + 3.25%), due 3/27/31 (b)	5,177,936	5,187,184
Cobham Ultra SeniorCo SARL
First Lien USD Facility Term Loan B
7.791% (6 Month SOFR + 3.75%), due 8/3/29 (b)	2,460,119	2,470,575
Dynasty Acquisition Co., Inc. (b)
First Lien Initial Term Loan B1
5.652% (1 Month SOFR + 2.00%), due 10/31/31	739,235	741,392
First Lien Initial Term Loan B2
5.652% (1 Month SOFR + 2.00%), due 10/31/31	281,180	282,024
Engineering Research and Consulting LLC
First Lien Term Loan B
8.70% (3 Month SOFR + 5.00%), due 8/15/31 (b)	2,370,000	1,848,600
	Principal Amount	Value

Aerospace & Defense (continued)
Galileo Parent, Inc.
First Lien Initial Term Loan
8.118% (6 Month SOFR + 4.50%), due 3/3/33 (b)	$ 2,500,000	$ 2,493,750
Goat Holdco LLC
First Lien Term Loan B
6.152% (1 Month SOFR + 2.50%), due 1/27/32 (b)	3,924,137	3,919,231
Kaman Corp.
First Lien Initial Term Loan
5.95% (3 Month SOFR + 2.25%), due 2/26/32 (b)	1,195,092	1,199,906
PAC DAC LLC
First Lien Term Loan B
6.913% (3 Month SOFR + 3.25%), due 10/28/30 (b)	1,995,000	1,973,388
TransDigm, Inc. (b)
First Lien Tranche Term Loan K
5.902% (1 Month SOFR + 2.25%), due 3/22/30	8,693,265	8,705,757
First Lien Tranche Term Loan L
6.152% (1 Month SOFR + 2.50%), due 1/19/32	985,000	986,436
First Lien Term Loan N
6.152% (1 Month SOFR + 2.50%), due 2/14/33	600,000	600,750
Vista Management Holding, Inc.
First Lien Initial Term Loan
7.442% (3 Month SOFR + 3.75%), due 4/1/31 (b)	2,474,807	2,446,966
		43,891,219
Animal Food 0.3%
Alltech, Inc.
First Lien Term Loan B2
8.017% (1 Month SOFR + 4.25%), due 8/13/30 (b)	4,390,838	4,399,984
Automobile 2.9%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.20% (3 Month SOFR + 4.50%), due 5/28/32 (b)	4,251,545	4,240,916
American Axle & Manufacturing, Inc.
First Lien Tranche Term Loan C
6.912% (3 Month SOFR + 3.25%), due 2/3/33 (b)	975,000	973,781

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Automobile (continued)
Autokiniton US Holdings, Inc.
First Lien Term Loan B
7.767% (1 Month SOFR + 4.00%), due 4/6/28 (b)	$ 1,916,279	$ 1,891,527
Clarios Global LP (b)
First Lien 2024 Dollar Term Loan
6.152% (1 Month SOFR + 2.50%), due 5/6/30	4,350,153	4,366,466
First Lien Amendment No. 6 Dollar Term Loan
6.402% (1 Month SOFR + 2.75%), due 1/28/32	4,477,500	4,497,089
First Brands Group LLC (c)
First Lien 2021 Term Loan
3.779% (10.78% PIK), due 3/30/27 (d)(e)	40,008	100
First Lien DIP Roll Up Term Loan
10.661% (10.67% PIK) (1 Month SOFR + 7.00%), due 6/29/26 (b)	38,606	36
First Lien 2022-II Incremental Term Loan
10.779% (10.78% PIK) (1 Month SOFR + 7.00%), due 3/30/27 (b)(d)(e)	127,025	318
First Lien USD DIP New Money Term Loan
13.657% (13.67% PIK) (1 Month SOFR + 10.00%), due 6/29/26 (b)	3,713	891
Gates Corp.
First Lien Initial Dollar Term Loan B5
5.402% (1 Month SOFR + 1.75%), due 6/4/31 (b)	4,407,563	4,412,107
LSF12 Helix Parent LLC
First Lien Term Loan B
7.152% (1 Month SOFR + 3.50%), due 2/10/33 (b)	3,882,333	3,882,822
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.669% (6 Month SOFR + 3.00%), due 5/4/28 (b)	6,201,834	6,205,710
OPENLANE, Inc.
First Lien 2025 Incremental Term Loan
6.14% (3 Month SOFR + 2.50%), due 10/8/32 (b)	1,995,000	1,999,988
	Principal Amount	Value

Automobile (continued)
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.152% (1 Month SOFR + 2.50%), due 1/30/31 (b)	$ 5,976,764	$ 5,983,918
		38,455,669
Banking 0.6%
Jane Street Group LLC
First Lien Extended Term Loan
5.673% (3 Month SOFR + 2.00%), due 12/15/31 (b)	7,451,652	7,436,518
Beverage, Food & Tobacco 2.5%
CHG PPC Parent LLC
First Lien 2021-1 US Term Loan
6.767% (1 Month SOFR + 3.00%), due 12/8/28 (b)	4,141,620	4,143,347
Chobani LLC
First Lien Closing Date Term Loan
5.902% (1 Month SOFR + 2.25%), due 10/28/32 (b)	1,995,000	2,005,474
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
7.402% (1 Month SOFR + 3.75%), due 12/9/31 (b)	3,007,576	2,939,905
Froneri International Ltd.
First Lien Facility Term Loan B4
5.877% (6 Month SOFR + 2.25%), due 9/30/31 (b)	2,857,994	2,833,878
Froneri US, Inc.
First Lien Facility Term Loan B6
5.877% (6 Month SOFR + 2.25%), due 9/30/32 (b)	4,488,750	4,454,066
Naked Juice LLC (b)
First Lien Second Out Term Loan
7.05% (3 Month SOFR + 3.25%), due 1/24/29	302,745	165,879
First Lien First Out Term Loan
9.20% (3 Month SOFR + 5.50%), due 1/24/29	1,057,931	1,053,171
Pegasus Bidco BV
First Lien 2025-1 Dollar Term Loan
6.403% (3 Month SOFR + 2.75%), due 7/12/29 (b)	4,258,723	4,266,708
Primo Brands Corp.
First Lien 2026 Refinancing Term Loan
6.45% (3 Month SOFR + 2.75%), due 3/31/31 (b)	4,666,667	4,693,887
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Beverage, Food & Tobacco (continued)
Sazerac Co., Inc.
First Lien Term Loan B2
5.66% (1 Month SOFR + 2.00%), due 7/9/32 (b)	$ 2,493,750	$ 2,490,633
TreeHouse Foods, Inc.
First Lien Initial Term Loan
7.902% (1 Month SOFR + 4.25%), due 2/11/33 (b)	4,000,000	4,027,500
		33,074,448
Broadcasting & Entertainment 1.7%
Altice France SA
First Lien USD Term Loan B14
10.548% (3 Month SOFR + 6.875%), due 5/30/31 (b)	2,667,071	2,717,111
Charter Communications Operating LLC
First Lien Term Loan B5
5.942% (3 Month SOFR + 2.25%), due 12/15/31 (b)	4,458,637	4,454,838
CMG Media Corp.
First Lien Facility Term Loan
7.30% (3 Month SOFR + 3.50%), due 6/18/29 (b)	2,519,043	2,362,653
Creative Artists Agency LLC
First Lien Term Loan
6.152% (1 Month SOFR + 2.50%), due 10/1/31 (b)	6,674,239	6,688,542
Gray Media, Inc.
First Lien Term Loan D
6.779% (1 Month SOFR + 3.00%), due 12/1/28 (b)	1,231,122	1,232,746
Univision Communications, Inc. (b)
First Lien Initial Term Loan
7.017% (1 Month SOFR + 3.25%), due 1/31/29	4,324,691	4,278,741
First Lien 2022 Incremental Term Loan
7.95% (3 Month SOFR + 4.25%), due 6/25/29	902,344	902,344
		22,636,975
Buildings & Real Estate 1.4%
Allspring Buyer LLC
First Lien 2024 Specified Refinancing Term Loan
6.75% (3 Month SOFR + 3.00%), due 11/1/30 (b)	2,091,496	2,099,714
	Principal Amount	Value

Buildings & Real Estate (continued)
Core & Main LP
First Lien Tranche Term Loan D
5.654% (1 Month SOFR + 2.00%), due 7/27/28 (b)	$ 1,504,731	$ 1,507,552
Cornerstone Building Brands, Inc.
First Lien New Term Loan B
7.024% (3 Month SOFR + 3.25%), due 4/12/28 (b)	4,287,258	2,650,953
Cushman & Wakefield US Borrower LLC
First Lien 2025-3 Term Loan
6.152% (1 Month SOFR + 2.50%), due 1/31/30 (b)	3,457,898	3,466,543
LSF12 Crown US Commercial Bidco LLC
First Lien 2026 Refinancing Term Loan
6.665% (1 Month SOFR + 3.00%), due 12/2/31 (b)	5,522,678	5,553,053
WEC US Holdings, Inc.
First Lien Initial Term Loan
5.665% (1 Month SOFR + 2.00%), due 1/27/31 (b)	1,410,827	1,413,374
Wilsonart LLC
First Lien Initial Term Loan
7.95% (3 Month SOFR + 4.25%), due 8/5/31 (b)	1,908,100	1,725,877
		18,417,066
Capital Equipment 1.3%
CPM Holdings, Inc.
First Lien Initial Term Loan
8.165% (1 Month SOFR + 4.50%), due 9/28/28 (b)	1,950,088	1,950,088
Discovery Energy Holding Corp.
First Lien 2026 Dollar Term Loan
6.70% (1 Month SOFR + 3.00%), due 5/1/31 (b)	5,258,833	5,262,120
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
5.95% (1 Month SOFR + 2.25%), due 8/4/31 (b)	1,975,050	1,976,407
MIWD Holdco II LLC
First Lien 2024 Incremental Term Loan
6.402% (1 Month SOFR + 2.75%), due 3/28/31 (b)	2,607,850	2,562,575
Resilience Parent LLC
First Lien Initial Term Loan
6.126% (6 Month SOFR + 2.50%), due 2/28/33 (b)	3,500,000	3,508,750

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Capital Equipment (continued)
TK Elevator Midco GmbH
First Lien Facility Term Loan B2
6.48% (3 Month SOFR + 2.75%), due 4/30/30 (b)	$ 1,875,000	$ 1,889,452
		17,149,392
Cargo Transport 0.3%
Stonepeak Nile Parent LLC
First Lien Amendment No. 1 Term Loan
5.919% (3 Month SOFR + 2.25%), due 4/9/32 (b)	2,669,375	2,674,564
Venture Global Calcasieu Pass LLC
First Lien Initial Term Loan
6.954% (1 Year SOFR + 3.25%), due 4/11/33 (b)	1,250,000	1,252,735
		3,927,299
Chemicals, Plastics & Rubber 5.1%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
7.773% (3 Month SOFR + 4.00%), due 11/24/27	1,252,312	1,167,781
First Lien 2022 Incremental Term Loan
8.423% (3 Month SOFR + 4.75%), due 11/24/27	1,451,250	1,353,291
Bakelite US Holdco, Inc.
First Lien Initial Term Loan
7.45% (3 Month SOFR + 3.75%), due 12/23/31 (b)	2,201,982	2,132,252
Clydesdale Acquisition Holdings, Inc. (b)
First Lien Term Loan B
6.827% (1 Month SOFR + 3.175%), due 4/13/29	5,054,416	4,801,695
First Lien 2025 Incremental Closing Date Term Loan B
6.902% (1 Month SOFR + 3.25%), due 4/1/32	4,037,949	3,735,732
Fortis 333, Inc.
First Lien Dollar Term Loan B
7.152% (1 Month SOFR + 3.50%), due 3/29/32 (b)	2,069,307	2,036,327
INEOS US Finance LLC
First Lien 2030 Dollar Term Loan
6.902% (1 Month SOFR + 3.25%), due 2/18/30 (b)	3,282,052	3,052,309
	Principal Amount	Value

Chemicals, Plastics & Rubber (continued)
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.002% (1 Month SOFR + 4.25%), due 4/2/29 (b)	$ 2,417,897	$ 2,206,331
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.017% (1 Month SOFR + 4.25%), due 3/16/29 (b)	3,134,828	2,985,923
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.902% (1 Month SOFR + 2.25%), due 5/5/28 (b)	3,594,772	3,607,842
Koppers, Inc.
First Lien 2023 Term Loan B2
6.16% (1 Month SOFR + 2.50%), due 4/10/30 (b)	2,387,416	2,390,400
Lonza Group AG
First Lien USD Facility Term Loan B
7.725% (3 Month SOFR + 3.925%), due 7/3/28 (b)	2,252,964	2,072,727
Magnera Corp.
First Lien Term Loan
7.923% (3 Month SOFR + 4.25%), due 11/4/31 (b)	3,750,742	3,600,713
Nouryon Finance BV (b)
First Lien November 2024 Dollar Term Loan B2
6.937% (6 Month SOFR + 3.25%), due 4/3/28	1,222,054	1,214,417
First Lien November 2024 Dollar Term Loan B1
6.938% (6 Month SOFR + 3.25%), due 4/3/28	3,152,434	3,132,731
Olympus Water US Holding Corp.
First Lien Dollar Term Loan B6
6.70% (3 Month SOFR + 3.00%), due 6/23/31 (b)	2,421,851	2,389,560
OQ Chemicals International Holding GmbH
First Lien Tranche Term Loan B2
8.524% (3 Month SOFR + 4.75%), due 4/8/31 (b)	3,532,021	2,279,331
Pasadena Performance Products LLC
First Lien 2025-1 Reprising Term Loan
6.95% (3 Month SOFR + 3.25%), due 2/27/32 (b)	1,883,159	1,878,451
SCIH Salt Holdings, Inc.
First Lien Term Loan B1
6.35% (6 Month SOFR + 2.75%), due 1/31/29 (b)	7,593,119	7,615,898
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Chemicals, Plastics & Rubber (continued)
Sparta US HoldCo LLC
First Lien Term Loan
6.665% (1 Month SOFR + 3.00%), due 8/2/30 (b)	$ 2,010,750	$ 2,011,755
TricorBraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
6.902% (1 Month SOFR + 3.25%), due 3/3/31 (b)	4,971,401	4,749,239
Tronox Finance LLC
First Lien 2024 Term Loan B2
5.95% (3 Month SOFR + 2.25%), due 4/4/29 (b)	1,005,019	875,623
Windsor Holdings III LLC
First Lien 2025 Refinancing Term Loan B
6.402% (1 Month SOFR + 2.75%), due 8/1/30 (b)	3,880,997	3,862,803
WR Grace Holdings LLC
First Lien Term Loan B1
6.70% (3 Month SOFR + 3.00%), due 8/19/32 (b)	1,374,671	1,374,671
		66,527,802
Commercial Services 0.5%
Champions Financing, Inc.
First Lien Initial Term Loan
8.423% (3 Month SOFR + 4.75%), due 2/6/29 (b)	1,969,925	1,864,656
Prime Security Services Borrower LLC
First Lien 2024-1 Refinancing Term Loan B1
5.657% (1 Month SOFR + 2.00%), due 10/15/30 (b)	4,411,351	4,413,715
		6,278,371
Construction & Buildings 0.3%
CoorsTek, Inc.
First Lien Initial Term Loan B
6.67% (3 Month SOFR + 3.00%), due 10/28/32 (b)	2,743,125	2,756,841
Star Holding LLC
First Lien Term Loan B
8.152% (1 Month SOFR + 4.50%), due 7/31/31 (b)	1,379,000	1,363,916
		4,120,757
	Principal Amount	Value

Consumer Durables 0.1%
SWF Holdings I Corp. (b)
First Lien Delayed Draw Term Loan
8.152% (1 Month SOFR + 4.50%), due 12/19/29	$ 857,143	$ 849,643
First Lien Tranche Term Loan A1
8.152% (1 Month SOFR + 4.50%), due 12/19/29	642,857	637,232
		1,486,875
Containers, Packaging & Glass 1.8%
Alliance Laundry Systems LLC
First Lien Initial Term Loan B
5.913% (3 Month SOFR + 2.25%), due 8/19/31 (b)	1,611,015	1,617,182
Charter Next Generation, Inc.
First Lien Initial Term Loan
6.161% (1 Month SOFR + 2.50%), due 11/29/30 (b)	4,353,777	4,348,940
Graham Packaging Co., Inc.
First Lien Initial Term Loan
5.902% (1 Month SOFR + 2.25%), due 1/26/33 (b)	3,714,286	3,706,549
LABL, Inc.
First Lien Interim New Money Dollar Term Loan
10.41% (3 Month SOFR + 6.75%), due 11/3/26 (b)	129,001	128,356
Owens-Brockway Glass Container, Inc.
First Lien Tranche Term Loan B1
6.652% (1 Month SOFR + 3.00%), due 9/30/32 (b)	1,764,808	1,740,542
ProAmpac PG Borrower LLC
First Lien Initial USD Term Loan
7.652% (1 Month SOFR + 4.00%), due 3/7/33 (b)	5,085,827	4,962,495
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.175% (3 Month SOFR + 4.25%), due 7/7/28 (b)	4,787,500	1,843,187
Trident TPI Holdings, Inc.
First Lien Tranche Term Loan B7
7.45% (3 Month SOFR + 3.75%), due 9/15/28 (b)	4,964,970	4,669,555
		23,016,806
Diversified/Conglomerate Manufacturing 1.6%
Allied Universal Holdco LLC
First Lien Amendment No. 7 Replacement US Dollar Term Loan
6.902% (1 Month SOFR + 3.25%), due 8/20/32 (b)	9,154,000	9,178,313

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Diversified/Conglomerate Manufacturing (continued)
Filtration Group Corp.
First Lien 2025 Incremental Dollar Term Loan B
6.152% (1 Month SOFR + 2.50%), due 10/23/28 (b)	$ 3,872,353	$ 3,877,194
Iron Mountain, Inc.
First Lien Amendment No. 1 Incremental Term Loan
5.652% (1 Month SOFR + 2.00%), due 1/31/31 (b)	1,623,137	1,621,785
Quikrete Holdings, Inc. (b)
First Lien Term Loan B1
5.902% (1 Month SOFR + 2.25%), due 4/14/31	2,868,519	2,871,209
First Lien Term Loan B3
5.902% (1 Month SOFR + 2.25%), due 2/10/32	3,960,000	3,961,101
		21,509,602
Diversified/Conglomerate Service 1.2%
Genesys Cloud Services, Inc.
First Lien 2025 Dollar Term Loan
6.152% (1 Month SOFR + 2.50%), due 1/30/32 (b)	9,388,694	9,065,958
MKS Instruments, Inc.
First Lien 2026-1 Dollar Term Loan B
5.407% (1 Month SOFR + 1.75%), due 2/4/33 (b)	1,750,000	1,755,105
TruGreen LP
First Lien Term Loan B
7.752% (1 Month SOFR + 4.00%), due 11/2/27 (b)	5,173,414	4,923,367
		15,744,430
Ecological 0.6%
Discovery Purchaser Corp.
First Lien Term Loan
7.414% (3 Month SOFR + 3.75%), due 10/4/29 (b)	3,465,131	3,428,622
GFL Environmental Services, Inc.
First Lien Initial Term Loan
6.166% (3 Month SOFR + 2.50%), due 3/3/32 (b)	4,179,000	4,186,836
		7,615,458
Electronics 4.4%
Camelot US Acquisition LLC (b)
First Lien Incremental Term Loan B
6.402% (1 Month SOFR + 2.75%), due 1/31/31	4,187,730	3,924,250
	Principal Amount	Value

Electronics (continued)
Camelot US Acquisition LLC (b) (continued)
First Lien Incremental Term Loan
6.902% (1 Month SOFR + 3.25%), due 1/31/31	$ 1,500,000	$ 1,402,500
Castle US Holding Corp. (b)
First Lien Second Out Dollar Term Loan B1
8.017% (3 Month SOFR + 4.25%), due 5/31/30	150,141	62,309
First Lien Second Out Dollar Term Loan B2
8.267% (3 Month SOFR + 4.50%), due 5/31/30	2,342,737	932,702
First Lien Initial First Out Dollar Term Loan
8.652% (1.00% PIK) (3 Month SOFR + 6.00%), due 4/29/30 (c)	975,821	961,970
CoreLogic, Inc.
First Lien Initial Term Loan
7.267% (1 Month SOFR + 3.50%), due 6/2/28 (b)	7,235,426	7,070,372
Eagle Parent Corp.
First Lien Initial Term Loan
7.95% (3 Month SOFR + 4.25%), due 4/2/29 (b)	2,703,285	2,718,153
Epicor Software Corp.
First Lien Term Loan E
6.152% (1 Month SOFR + 2.50%), due 5/30/31 (b)	7,153,695	7,052,349
Gainwell Acquisition Corp.
First Lien Term Loan B
7.80% (3 Month SOFR + 4.00%), due 10/1/27 (b)	3,032,358	2,975,501
MH Sub I LLC (b)
First Lien Term Loan
7.902% (1 Month SOFR + 4.25%), due 5/3/28	2,051,800	1,883,097
First Lien 2024 December New Term Loan
7.902% (1 Month SOFR + 4.25%), due 12/31/31	1,416,109	1,106,588
Project Alpha Intermediate Holding, Inc.
First Lien Second Amendment Refinancing Term Loan
6.95% (3 Month SOFR + 3.25%), due 10/28/30 (b)	5,379,323	4,293,372
Proofpoint, Inc.
First Lien 2024 Refinancing Term Loan
6.70% (3 Month SOFR + 3.00%), due 8/31/28 (b)	7,791,395	7,545,132
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Electronics (continued)
Rocket Software, Inc.
First Lien Term Loan
7.402% (1 Month SOFR + 3.75%), due 11/28/28 (b)	$ 5,043,241	$ 4,802,542
Sharp Services LLC
First Lien New Term Loan E
6.70% (3 Month SOFR + 3.00%), due 9/29/32 (b)	5,020,109	5,035,797
SS&C Technologies, Inc.
First Lien Term Loan B8
5.652% (1 Month SOFR + 2.00%), due 5/9/31 (b)	4,624,794	4,623,291
Tempo Acquisition LLC
First Lien Seventh Incremental Term Loan
5.402% (1 Month SOFR + 1.75%), due 8/31/28 (b)	2,493,687	1,831,970
		58,221,895
Energy (Electricity) 0.9%
Alpha Generation LLC
First Lien Initial Term Loan B
5.402% (1 Month SOFR + 1.75%), due 9/30/31 (b)	997,468	996,991
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
5.902% (1 Month SOFR + 2.25%), due 2/26/32 (b)	3,318,750	3,330,366
Lightning Power LLC
First Lien Initial Term Loan B
5.902% (1 Month SOFR + 2.25%), due 8/18/31 (b)	4,439,981	4,455,245
Reworld Holding Corp. (b)
First Lien Term Loan B
5.902% (1 Month SOFR + 2.25%), due 11/30/28	2,053,702	2,054,343
First Lien Twelfth Amendment Term Loan B
5.911% (1 Month SOFR + 2.25%), due 1/15/31	533,333	533,000
First Lien Twelfth Amendment Term Loan C
5.911% (1 Month SOFR + 2.25%), due 1/15/31	86,667	86,612
		11,456,557
	Principal Amount	Value

Entertainment 2.7%
Alterra Mountain Co. (b)
First Lien Term Loan B9
6.152% (1 Month SOFR + 2.50%), due 8/17/28	$ 3,750,591	$ 3,752,935
First Lien Commitment Term Loan B8
6.152% (1 Month SOFR + 2.50%), due 5/31/30	3,461,661	3,463,825
Delta 2 (Lux) SARL
First Lien Term Loan B
5.45% (1 Month SOFR + 1.75%), due 9/30/31 (b)	2,999,999	3,002,813
EOC Borrower LLC
First Lien Term Loan B
6.402% (1 Month SOFR + 2.75%), due 3/24/32 (b)	6,457,469	6,470,384
Fertitta Entertainment LLC
First Lien Initial Term Loan B
6.902% (1 Month SOFR + 3.25%), due 1/29/29 (b)	4,825,517	4,776,398
Great Canadian Gaming Corp.
First Lien Term Loan B
8.437% (3 Month SOFR + 4.75%), due 11/1/29 (b)	1,550,273	1,505,703
J&J Ventures Gaming LLC
First Lien 2025 Term Loan
7.152% (1 Month SOFR + 3.50%), due 4/26/30 (b)	3,253,725	3,225,255
OAK-Eagle Acquireco, Inc.
First Lien Term Loan B1
6.967% (1 Year SOFR + 3.50%), due 3/23/33 (b)	3,437,500	3,437,500
TKO Worldwide Holdings LLC
First Lien Term Loan B5
5.664% (3 Month SOFR + 2.00%), due 11/21/31 (b)	6,288,102	6,300,546
		35,935,359
Finance 7.5%
AAdvantage Loyalty IP Ltd.
First Lien Term Loan
5.925% (3 Month SOFR + 2.25%), due 4/20/28 (b)	3,197,700	3,165,151
ADMI Corp. (b)
First Lien Amendment No. 4 Refinancing Term Loan
7.142% (1 Month SOFR + 3.375%), due 12/23/27	902,132	863,566

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
ADMI Corp. (b) (continued)
First Lien Amendment No. 5 Term Loan
7.517% (1 Month SOFR + 3.75%), due 12/23/27	$ 3,581,250	$ 3,406,664
AlixPartners LLP
First Lien 2025 Dollar Term Loan
5.652% (1 Month SOFR + 2.00%), due 8/12/32 (b)	3,299,753	3,298,575
Armor Holdco, Inc.
First Lien 2025 Refinancing Term Loan
7.549% (6 Month SOFR + 3.75%), due 12/11/31 (b)	5,554,326	5,554,326
Ascensus Holdings, Inc.
First Lien 2024 Term Loan B
6.652% (1 Month SOFR + 3.00%), due 11/25/32 (b)	4,778,341	4,736,531
Azorra SOAR Finance Ltd.
First Lien Initial Term Loan
6.174% (3 Month SOFR + 2.50%), due 10/18/29 (b)	2,955,038	2,966,120
Belron Finance 2019 LLC
First Lien Term Loan B
5.66% (3 Month SOFR + 2.00%), due 10/16/31 (b)	6,061,961	6,090,379
Boxer Parent Co., Inc.
First Lien 2031 Replacement Dollar Term Loan
6.673% (3 Month SOFR + 3.00%), due 7/30/31 (b)	6,257,479	5,759,816
Covia Holdings LLC
First Lien First Amendment Term Loan
6.427% (3 Month SOFR + 2.75%), due 2/26/32 (b)	2,679,750	2,673,051
Darktrace Finco US LLC
First Lien Initial Term Loan
6.927% (3 Month SOFR + 3.25%), due 10/9/31 (b)	3,774,456	3,547,989
Edelman Financial Engines Center LLC (The)
First Lien Term Loan B
7.68% (1 Year SOFR + 4.25%), due 11/28/31 (b)	3,471,467	3,470,227
First Eagle Holdings, Inc.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 8/16/32 (b)	2,556,094	2,549,172
	Principal Amount	Value

Finance (continued)
Focus Financial Partners LLC
First Lien Incremental Tranche Term Loan B
6.152% (1 Month SOFR + 2.50%), due 9/15/31 (b)	$ 2,382,535	$ 2,361,852
GTCR Everest Borrower LLC
First Lien 2026-1 Term Loan
6.20% (3 Month SOFR + 2.50%), due 9/5/31 (b)	2,137,668	2,132,323
Jupiter Borrower, Inc.
First Lien Term Loan B
6.217% (1 Year SOFR + 2.75%), due 3/25/33 (b)	2,500,000	2,506,250
LBM Acquisition LLC
First Lien Amendment No. 3 Incremental Term Loan
7.502% (1 Month SOFR + 3.75%), due 6/6/31 (b)	3,032,268	2,534,976
LSF11 Trinity Bidco, Inc.
First Lien Initial Term Loan
6.154% (1 Month SOFR + 2.50%), due 6/14/30 (b)	5,579,610	5,579,610
MX Holdings US, Inc.
First Lien Senior USD Facility Term Loan B
5.652% (1 Month SOFR + 2.00%), due 3/17/32 (b)	2,041,753	2,049,409
Park River Holdings, Inc.
First Lien 2025 Refinancing Term Loan
8.192% (3 Month SOFR + 4.50%), due 3/17/31 (b)	3,366,563	3,361,513
Peraton Corp.
First Lien Term Loan B
7.513% (3 Month SOFR + 3.75%), due 2/1/28 (b)	5,822,808	4,966,855
Pluto Acquisition I, Inc.
First Lien Term Loan A
9.206% (3 Month SOFR + 5.50%), due 6/20/28 (b)	1,860,294	1,878,897
RealPage, Inc.
First Lien Initial Term Loan
6.961% (3 Month SOFR + 3.00%), due 4/24/28 (b)	5,375,053	5,252,894
RealTruck Group, Inc.
First Lien Second Out Tranche Term Loan A
8.517% (1 Month SOFR + 4.75%), due 1/31/31	3,754,191	2,100,001
First Lien FLFO New Money Term Loan
9.42%, due 1/31/31	594,942	601,636
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
SCIL USA Holdings LLC
First Lien Facility Term Loan B2
7.788% (6 Month SOFR + 4.00%), due 11/8/32 (b)	$ 1,683,780	$ 1,658,523
Spa Holdings 3 Oy
First Lien USD Facility Term Loan B
7.961% (3 Month SOFR + 4.00%), due 2/4/28 (b)	3,043,744	3,022,437
Speed Midco 3 SARL
First Lien USD Facility Term Loan B
6.195% (6 Month SOFR + 2.50%), due 10/7/32 (b)	1,396,500	1,386,899
Stonepeak Bayou Holdings LP
First Lien Initial Term Loan
6.45% (3 Month SOFR + 2.75%), due 10/1/32 (b)	2,000,000	1,948,334
WCG Intermediate Corp.
First Lien 2026 Refinancing Term Loan
6.402% (1 Month SOFR + 2.75%), due 2/25/32 (b)	6,451,331	6,354,561
		97,778,537
Healthcare 1.3%
AHP Health Partners, Inc.
First Lien 2025 Term Loan B
5.902% (1 Month SOFR + 2.25%), due 9/20/32 (b)	1,719,139	1,723,973
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.402% (1 Month SOFR + 2.75%), due 9/8/32 (b)	5,400,452	5,390,698
ICU Medical, Inc.
First Lien Tranche Term Loan B
6.10% (3 Month SOFR + 2.25%), due 1/8/29 (b)	2,799,176	2,808,506
LSCS Holdings, Inc.
First Lien Term Loan
8.20% (3 Month SOFR + 4.50%), due 2/20/32 (b)	3,113,218	2,980,907
Medline Borrower LP
First Lien 2028 Refinancing Term Loan
5.402% (1 Month SOFR + 1.75%), due 10/23/28 (b)	1,707,148	1,713,095
	Principal Amount	Value

Healthcare (continued)
US Anesthesia Partners, Inc.
First Lien Initial Term Loan
7.779% (1 Month SOFR + 4.00%), due 10/2/28 (b)	$ 1,851,826	$ 1,854,141
		16,471,320
Healthcare & Pharmaceuticals 3.2%
1261229 BC Ltd.
First Lien Initial Term Loan
9.902% (1 Month SOFR + 6.25%), due 10/8/30 (b)	3,473,750	3,373,880
Bausch + Lomb Corp.
First Lien 2025-2 Refinancing Term Loan
7.402% (1 Month SOFR + 3.75%), due 1/15/31 (b)	3,666,164	3,682,203
BioMarin Pharmaceutical, Inc.
First Lien Term Loan B
5.424% (1 Year SOFR + 1.75%), due 1/28/33 (b)	2,800,000	2,805,832
Concentra Health Services, Inc.
First Lien Tranche Term Loan B1
5.652% (1 Month SOFR + 2.00%), due 7/28/31 (b)	925,805	929,276
Embecta Corp.
First Lien Initial Term Loan
6.652% (1 Month SOFR + 3.00%), due 3/30/29 (b)	2,896,216	2,899,003
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.663% (3 Month SOFR + 3.00%), due 2/9/33 (b)	2,800,000	2,775,500
Genmab A/S
First Lien Initial Term Loan B
6.70% (3 Month SOFR + 3.00%), due 12/13/32 (b)	2,437,500	2,451,211
Global Medical Response, Inc.
First Lien Initial Term Loan
7.157% (1 Month SOFR + 3.50%), due 10/1/32 (b)	3,491,250	3,503,033
Hologic, Inc.
First Lien Term Loan B
5.924% (3 Month SOFR + 2.25%), due 4/7/33 (b)	8,833,333	8,786,411
Owens & Minor, Inc.
First Lien Initial Term Loan B1
7.502% (1 Month SOFR + 3.75%), due 3/29/29 (b)	2,406,667	1,990,013

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Healthcare & Pharmaceuticals (continued)
Paradigm Parent LLC
First Lien Initial Term Loan
8.20% (3 Month SOFR + 4.50%), due 4/16/32 (b)	$ 1,492,500	$ 1,294,744
Pediatric Associates Holding Co. LLC
First Lien Initial Term Loan
7.175% (3 Month SOFR + 3.25%), due 12/29/28 (b)	2,246,065	2,219,860
Physician Partners LLC (b)(c)
First Lien Initial Tranche Term Loan B1
5.35% (2.50% PIK) (3 Month SOFR + 1.50%), due 12/31/29	1,373,651	1,092,529
First Lien Tranche Term Loan C
5.35% (4.00% PIK) (3 Month SOFR + 1.50%), due 12/31/30	865,927	468,948
QuidelOrtho Corp.
First Lien Term Loan B
7.652% (1 Month SOFR + 4.00%), due 8/20/32 (b)	4,029,750	3,903,820
		42,176,263
Healthcare, Education & Childcare 2.1%
Agiliti Health, Inc.
First Lien Term Loan
6.576% (6 Month SOFR + 3.00%), due 5/1/30 (b)	3,235,425	3,150,495
Amneal Pharmaceuticals LLC
First Lien Amendment No. 2 Term Loan
6.652% (1 Month SOFR + 3.00%), due 8/2/32 (b)	4,972,506	4,991,153
AthenaHealth Group, Inc.
First Lien Initial Term Loan
6.402% (1 Month SOFR + 2.75%), due 2/15/29 (b)	9,647,806	9,606,803
Ecovyst Catalyst Technologies LLC
First Lien Second Amendment Term Loan
5.663% (3 Month SOFR + 2.00%), due 6/12/31 (b)	796,445	796,445
Elanco Animal Health, Inc.
First Lien 2025 Refinancing Term Loan B
5.415% (1 Month SOFR + 1.75%), due 10/29/32 (b)	744,333	746,194
Journey Personal Care Corp.
First Lien Term Loan B
7.402% (1 Month SOFR + 3.75%), due 3/1/28 (b)	4,777,094	4,617,859
	Principal Amount	Value

Healthcare, Education & Childcare (continued)
LifePoint Health, Inc.
First Lien Term Loan B1
7.423% (3 Month SOFR + 3.75%), due 5/19/31 (b)	$ 246,212	$ 245,166
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
5.902% (1 Month SOFR + 2.25%), due 5/19/31 (b)	2,795,581	2,793,834
Select Medical Corp.
First Lien Term Loan
6.474% (1 Year SOFR + 3.00%), due 12/31/31 (b)	922,667	924,973
		27,872,922
High Tech Industries 4.2%
Altar Bidco, Inc.
First Lien Term Loan B
6.783% (1 Year SOFR + 3.10%), due 2/1/29 (b)	3,959,403	3,952,802
Central Parent LLC
First Lien 2024 Refinancing Term Loan
6.95% (3 Month SOFR + 3.25%), due 7/6/29 (b)	2,967,468	1,381,992
Clearwater Analytics LLC
First Lien Initial Term Loan
5.652% (1 Month SOFR + 2.00%), due 4/21/32 (b)	3,980,000	3,975,025
CompoSecure Holdings LLC
First Lien Initial Term Loan
5.918% (1 Month SOFR + 2.25%), due 1/14/33 (b)	4,428,571	4,434,107
Dayforce Bidco LLC
First Lien Initial Term Loan
6.663% (3 Month SOFR + 3.00%), due 2/4/33 (b)	5,166,667	4,867,233
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.675% (3 Month SOFR + 3.00%), due 9/13/32 (b)	4,460,000	4,469,290
Javelin Buyer, Inc.
First Lien Term Loan
6.413% (3 Month SOFR + 2.75%), due 12/5/31 (b)	1,938,022	1,877,459
KnowBe4, Inc.
First Lien Term Loan
7.413% (3 Month SOFR + 3.75%), due 7/23/32 (b)	2,909,375	2,545,703
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
High Tech Industries (continued)
Modena Buyer LLC
First Lien Initial Term Loan
7.913% (3 Month SOFR + 4.25%), due 7/1/31 (b)	$ 3,447,500	$ 3,119,988
Neon Maple US Debt Mergersub, Inc.
First Lien Tranche Term Loan B1
6.152% (1 Month SOFR + 2.50%), due 11/17/31 (b)	3,549,096	3,498,521
Open Text Corp.
First Lien Term Loan B
5.402% (1 Month SOFR + 1.75%), due 1/31/30 (b)	1,477,180	1,436,147
Plusgrade, Inc.
First Lien 2025 Replacement Initial Term Loan
7.163% (3 Month SOFR + 3.50%), due 3/3/31 (b)	3,336,171	3,252,767
Scientific Games Holdings LP
First Lien 2024 Refinancing Dollar Term Loan
6.674% (3 Month SOFR + 3.00%), due 4/4/29 (b)	1,720,545	1,692,586
Shift4 Payments LLC
First Lien Amendment No. 3 Refinancing Term Loan
5.674% (3 Month SOFR + 2.00%), due 7/6/32 (b)	1,448,875	1,452,949
Sophos Holdings LLC
First Lien Dollar Tranche Term Loan
7.267% (1 Month SOFR + 3.50%), due 3/5/27 (b)	3,917,145	3,784,126
Star Parent, Inc.
First Lien Term Loan
7.70% (3 Month SOFR + 4.00%), due 9/27/30 (b)	4,410,000	4,408,818
Trans Union LLC
First Lien 2024 Refinancing Term Loan B9
5.402% (1 Month SOFR + 1.75%), due 6/24/31 (b)	2,493,687	2,492,440
Viavi Solutions, Inc.
First Lien Term Loan
6.18% (3 Month SOFR + 2.50%), due 10/18/32 (b)	2,250,000	2,258,438
		54,900,391
Hotel, Gaming & Leisure 1.5%
Bingo Holdings I LLC
First Lien Term Loan
8.45% (3 Month SOFR + 4.75%), due 6/30/32 (b)	3,103,245	3,070,273
	Principal Amount	Value

Hotel, Gaming & Leisure (continued)
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B
5.951% (3 Month SOFR + 2.25%), due 10/31/29 (b)	$ 558,898	$ 559,297
Flutter Financing BV (b)
First Lien 2024 Refinancing Term Loan B
5.45% (3 Month SOFR + 1.75%), due 12/2/30	2,932,500	2,916,615
First Lien Third Amendment Term Loan B
5.70% (3 Month SOFR + 2.00%), due 6/4/32	868,438	864,819
Ontario Gaming GTA LP
First Lien Term Loan B
7.95% (3 Month SOFR + 4.25%), due 8/1/30 (b)	2,277,084	2,158,487
Tacala Investment Corp.
First Lien Term Loan B
6.652% (1 Month SOFR + 3.00%), due 1/31/31 (b)	4,540,669	4,549,586
Voyager Parent LLC
First Lien 2026 Refinancing Term Loan B
7.95% (3 Month SOFR + 4.25%), due 7/1/32 (b)	4,972,537	4,968,266
		19,087,343
Hotels, Motels, Inns & Gaming 2.2%
Aimbridge Acquisition Co., Inc. (b)
First Lien FLFO Term Loan
9.275% (1 Month SOFR + 5.50%), due 3/11/30	511,178	499,677
First Lien Second Out Term Loan
11.275% (6.00% PIK) (1 Month SOFR + 7.614%), due 3/11/30 (c)	543,968	527,649
Caesars Entertainment, Inc. (b)
First Lien 2023 Incremental Term Loan B
5.902% (1 Month SOFR + 2.25%), due 2/6/30	1,701,000	1,649,261
First Lien Term Loan B1
5.902% (1 Month SOFR + 2.25%), due 2/6/31	2,058,000	1,990,257
Entain Holdings Gibraltar Ltd.
First Lien Term Loan B5
5.951% (3 Month SOFR + 2.25%), due 7/30/32 (b)	3,608,022	3,606,733

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Hotels, Motels, Inns & Gaming (continued)
Light & Wonder International, Inc.
First Lien Term Loan B3
5.653% (1 Month SOFR + 2.00%), due 4/16/29 (b)	$ 5,814,239	$ 5,730,660
Oceankey US II Corp.
First Lien Initial Term Loan
7.252% (1 Month SOFR + 3.50%), due 12/15/28 (b)	3,978,226	3,758,429
Penn Entertainment, Inc.
First Lien Term Loan B
6.152% (1 Month SOFR + 2.50%), due 5/30/33 (b)	1,925,000	1,931,737
Travel + Leisure Co.
First Lien 2024 Incremental Term Loan
5.652% (1 Month SOFR + 2.00%), due 12/14/29 (b)	2,205,735	2,207,310
Whatabrands LLC
First Lien 2024-2 Refinancing Term Loan B
6.152% (1 Month SOFR + 2.50%), due 8/3/28 (b)	6,390,137	6,398,808
		28,300,521
Insurance 4.4%
Acrisure LLC (b)
First Lien Term Loan B6
6.652% (1 Month SOFR + 3.00%), due 11/6/30	4,248,078	4,173,737
First Lien 2025 Refinancing Term Loan B
6.902% (1 Month SOFR + 3.25%), due 6/21/32	2,909,603	2,857,472
Alera Group, Inc.
First Lien 2026-1 New Term Loan
6.402% (1 Month SOFR + 2.75%), due 5/31/32 (b)	6,301,706	6,222,280
Alliant Holdings Intermediate LLC
First Lien Initial Term Loan
6.152% (1 Month SOFR + 2.50%), due 9/19/31 (b)	4,143,302	4,133,375
AmWINS Group, Inc.
First Lien 2026 Refinancing Term Loan
5.652% (1 Month SOFR + 2.00%), due 1/30/32 (b)	997,475	996,333
Asurion LLC (b)
First Lien New Term Loan B14
7.413% (3 Month SOFR + 3.75%), due 2/23/33	3,203,405	3,150,014
	Principal Amount	Value

Insurance (continued)
Asurion LLC (b) (continued)
First Lien New Term Loan B12
7.913% (3 Month SOFR + 4.25%), due 9/19/30	$ 4,578,033	$ 4,580,895
First Lien New Term Loan B13
7.913% (3 Month SOFR + 4.25%), due 9/19/30	1,162,893	1,162,651
Second Lien New Term Loan B4
9.017% (1 Month SOFR + 5.25%), due 1/19/29	1,373,832	1,377,266
Broadstreet Partners Group LLC
First Lien 2024 Term Loan B
6.152% (1 Month SOFR + 2.50%), due 6/16/31 (b)	4,582,436	4,550,932
CRC Insurance Group LLC
First Lien Term Loan B
6.45% (3 Month SOFR + 2.75%), due 5/6/31 (b)	3,058,710	3,032,900
Goosehead Insurance Holdings LLC
First Lien Term Loan B
6.668% (1 Month SOFR + 3.00%), due 1/8/32 (b)	1,987,515	1,985,031
HUB International Ltd.
First Lien 2025 Incremental Term Loan
5.922% (3 Month SOFR + 2.25%), due 6/20/30 (b)	1,982,383	1,987,132
Liberty Co Insurance Brokers LLC (The)
First Lien Initial Term Loan
7.379% (6 Month SOFR + 3.75%), due 10/15/32 (b)	1,995,000	1,910,212
Ryan Specialty LLC
First Lien Term Loan B1
5.652% (1 Month SOFR + 2.00%), due 9/15/31 (b)	1,862,969	1,867,626
Sedgwick Claims Management Services, Inc.
First Lien 2024 Term Loan
6.152% (1 Month SOFR + 2.50%), due 7/31/31 (b)	8,036,943	7,978,104
Trucordia Insurance Holdings LLC
First Lien Initial Term Loan
6.902% (1 Month SOFR + 3.25%), due 6/17/32 (b)	3,980,000	3,785,975
USI, Inc.
First Lien 2024 Term Loan D
5.95% (3 Month SOFR + 2.25%), due 11/21/29 (b)	1,984,887	1,986,437
		57,738,372
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Leisure, Amusement, Motion Pictures & Entertainment 0.7%
Bombardier Recreational Products, Inc.
First Lien 2024 Extended Term Loan
5.902% (1 Month SOFR + 2.25%), due 1/22/31 (b)	$ 4,082,718	$ 4,065,950
Marriott Ownership Resorts, Inc.
First Lien 2024 Incremental Term Loan
5.902% (1 Month SOFR + 2.25%), due 4/1/31 (b)	2,859,499	2,860,391
TripAdvisor, Inc.
First Lien Initial Term Loan B
6.402% (1 Month SOFR + 2.75%), due 7/8/31 (b)	2,116,724	1,968,554
		8,894,895
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 2/3/33 (b)	2,522,927	2,524,503
Manufacturing 1.6%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.182% (3 Month SOFR + 2.50%), due 3/15/30 (b)	2,470,676	2,473,764
FCG Acquisitions, Inc.
First Lien Initial Term Loan
6.902% (1 Month SOFR + 3.25%), due 3/4/33 (b)	4,043,152	4,048,206
Madison IAQ LLC
First Lien 2025 Repriced Incremental Term Loan
6.378% (6 Month SOFR + 2.75%), due 11/8/32 (b)	2,493,876	2,498,941
Pinnacle Buyer LLC
First Lien Initial Term Loan B
6.182% (3 Month SOFR + 2.50%), due 10/1/32 (b)	732,036	735,010
Pro Mach Group, Inc.
First Lien Amendment No. 6 Term Loan
6.402% (1 Month SOFR + 2.75%), due 10/15/32 (b)	6,184,500	6,207,692
Sword Purchaser LLC
First Lien Initial Dollar Term Loan
7.652% (1 Month SOFR + 4.00%), due 4/11/33 (b)	2,500,000	2,426,340
	Principal Amount	Value

Manufacturing (continued)
Weber-Stephen Products LLC
First Lien Initial Term Loan B
7.442% (3 Month SOFR + 3.75%), due 10/1/32 (b)	$ 2,500,000	$ 2,434,375
		20,824,328
Media 0.8%
Apple Bidco LLC
First Lien Term Loan
6.152% (1 Month SOFR + 2.50%), due 9/23/31 (b)	2,952,525	2,954,167
Cogeco Financing 2 LP
First Lien Term Loan B
6.267% (1 Month SOFR + 2.50%), due 9/1/28 (b)	4,019,358	3,902,125
Mission Broadcasting, Inc.
First Lien Term Loan B4
6.279% (1 Month SOFR + 2.50%), due 6/2/28 (b)	1,333,500	1,330,333
Radiate Holdco LLC
First Lien First Out Term Loan
7.267% (1.50% PIK) (1 Month SOFR + 3.50%), due 9/25/29 (b)(c)	1,294	1,177
Virgin Media Bristol LLC
First Lien Facility Term Loan Y
6.967% (6 Month SOFR + 3.175%), due 3/31/31 (b)	3,166,667	2,952,917
		11,140,719
Mining, Steel, Iron & Non-Precious Metals 1.0%
American Rock Salt Co. LLC (b)
First Lien Initial Term Loan
7.767% (1 Month SOFR + 4.00%), due 6/9/28	3,327,541	2,982,308
First Lien First Out Term Loan
10.767% (1 Month SOFR + 7.00%), due 6/11/28	2,162,831	2,173,645
Arsenal AIC Parent LLC
First Lien 2025 Refinancing Term Loan B
6.402% (1 Month SOFR + 2.75%), due 8/19/30 (b)	1,476,797	1,480,028
GrafTech Global Enterprises, Inc.
First Lien Initial Term Loan
9.667% (3 Month SOFR + 6.00%), due 12/21/29 (b)	3,196,846	3,052,988

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Mining, Steel, Iron & Non-Precious Metals (continued)
Zekelman Industries, Inc.
First Lien 2024 Term Loan
5.908% (1 Month SOFR + 2.25%), due 1/24/31 (b)	$ 3,906,747	$ 3,915,120
		13,604,089
Oil & Gas 2.1%
Compass Power Generation LLC
First Lien Tranche Term Loan B4
6.902% (1 Month SOFR + 3.25%), due 4/16/29 (b)	3,105,035	3,129,291
Element Materials Technology Group US Holdings, Inc.
First Lien Initial USD Term Loan B
7.20% (3 Month SOFR + 3.50%), due 6/22/29 (b)	2,709,210	2,721,626
Fleet US Bidco, Inc.
First Lien Term Loan B2
6.419% (3 Month SOFR + 2.75%), due 2/21/31 (b)	6,303,499	6,335,017
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
5.674% (3 Month SOFR + 2.00%), due 10/4/30 (b)	1,351,218	1,356,285
Hilcorp Energy I LP
First Lien Initial Term Loan
5.411% (1 Month SOFR + 1.75%), due 2/11/30 (b)	1,894,286	1,901,389
NGL Energy Operating LLC
First Lien Initial Term Loan
7.152% (1 Month SOFR + 3.50%), due 3/11/33 (b)	833,333	835,417
Oryx Midstream Services Permian Basin LLC
First Lien Initial Term Loan
5.904% (1 Month SOFR + 2.25%), due 10/5/28 (b)	3,794,908	3,805,074
Prairie Acquiror LP
First Lien Term Loan B5
6.902% (1 Month SOFR + 3.25%), due 8/1/29 (b)	3,177,560	3,193,448
Traverse Midstream Partners LLC (b)
First Lien Term Loan B
6.061% (1 Year SOFR + 2.25%), due 4/20/33	2,057,143	2,057,143
First Lien Advance Term Loan
6.163% (3 Month SOFR + 2.50%), due 2/16/28	2,890,791	2,890,791
		28,225,481
	Principal Amount	Value

Packaging 0.5%
Berlin Packaging LLC
First Lien 2025 Replacement Term Loan 6.932% - 6.95%
(3 Month SOFR + 3.25%), due 6/9/31 (b)	$ 6,051,608	$ 5,954,026
Personal & Nondurable Consumer Products 1.1%
ABG Intermediate Holdings 2 LLC (b)
First Lien Term Loan B1
5.902% (1 Month SOFR + 2.25%), due 12/21/28	6,843,937	6,856,770
First Lien 2025 Delayed Draw Term Loan
5.902% (1 Month SOFR + 2.25%), due 2/13/32	1,584,000	1,585,980
Hunter Douglas, Inc.
First Lien Tranche Term Loan B1
6.70% (3 Month SOFR + 3.00%), due 1/16/32 (b)	3,359,054	3,322,313
Leslie's Poolmart, Inc.
First Lien Term Loan B
6.517% (1 Month SOFR + 2.75%), due 3/9/28 (b)	1,978,814	690,936
Perrigo Investments LLC
First Lien 2024 Refinancing Term Loan B
5.652% (1 Month SOFR + 2.00%), due 4/20/29 (b)	2,055,351	2,054,066
		14,510,065
Personal & Nondurable Consumer Products (Manufacturing Only) 0.8%
SRAM LLC
First Lien Initial Term Loan
5.902% (1 Month SOFR + 2.25%), due 2/27/32 (b)	4,363,494	4,347,131
Varsity Brands, Inc.
First Lien 2025-2 Replacement Term Loan
6.45% (3 Month SOFR + 2.75%), due 8/26/31 (b)	6,107,693	6,096,241
		10,443,372
Personal, Food & Miscellaneous Services 0.6%
IRB Holding Corp.
First Lien 2025 Replacement Term Loan B
6.154% (1 Month SOFR + 2.50%), due 12/16/30 (b)	6,432,542	6,444,159
KFC Holding Co.
First Lien 2021 Term Loan B
5.525% (1 Month SOFR + 1.75%), due 3/15/28 (b)	2,106,231	2,110,180
		8,554,339
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Pharmaceuticals 0.3%
Padagis LLC
First Lien Term Loan B
8.689% (3 Month SOFR + 4.75%), due 7/6/28 (b)	$ 3,965,529	$ 3,737,511
Retail 0.7%
Great Outdoors Group LLC
First Lien Term Loan B
6.902% (1 Month SOFR + 3.25%), due 1/23/32 (b)	5,895,292	5,923,543
Peer Holding III BV (b)
First Lien Facility Term Loan B8
5.95% (3 Month SOFR + 2.25%), due 9/29/32	1,500,000	1,498,750
First Lien Facility Term Loan B5B
6.20% (3 Month SOFR + 2.50%), due 7/1/31	1,992,437	1,995,924
		9,418,217
Retail Store 0.9%
Harbor Freight Tools USA, Inc.
First Lien Initial Term Loan
5.902% (1 Month SOFR + 2.25%), due 6/11/31 (b)	5,366,616	5,351,337
White Cap Supply Holdings LLC
First Lien Facility Tranche Term Loan C
6.918% (1 Month SOFR + 3.25%), due 10/19/29 (b)	6,236,053	6,204,873
		11,556,210
Services: Business 6.8%
Arcwood Environmental, Inc.
First Lien Initial Term Loan
6.692% (1 Year SOFR + 3.25%), due 4/1/33 (b)	1,833,333	1,837,917
Beach Acquisition Bidco LLC
First Lien Tranche Term Loan B1
6.95% (3 Month SOFR + 3.25%), due 9/13/32 (b)	3,887,750	3,903,542
Brown Group Holding LLC
First Lien Incremental Term Loan B2 6.152% - 6.173%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/1/31 (b)	2,679,645	2,692,625
CHG Healthcare Services, Inc.
First Lien Amendment No. 7 Refinancing Term Loan
6.402% (1 Month SOFR + 2.75%), due 9/29/28 (b)	3,936,263	3,938,054
	Principal Amount	Value

Services: Business (continued)
ConnectWise LLC
First Lien Initial Term Loan
7.461% (3 Month SOFR + 3.50%), due 9/29/28 (b)	$ 3,839,821	$ 3,563,353
DXP Enterprises, Inc.
First Lien Initial Term Loan
6.902% (1 Month SOFR + 3.25%), due 10/11/30 (b)	746,250	751,614
Examworks Bidco, Inc.
First Lien 2026 Incremental Term Loan
6.152% (1 Month SOFR + 2.50%), due 2/7/33 (b)	5,918,332	5,938,679
Fortrea Holdings, Inc.
First Lien Initial Term Loan B
7.163% (3 Month SOFR + 3.50%), due 7/1/30 (b)	383,298	368,086
Grant Thornton Advisors LLC
First Lien 2025 Incremental Term Loan
6.402% (1 Month SOFR + 2.75%), due 6/2/31 (b)	5,050,177	4,896,147
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
5.70% (3 Month SOFR + 2.00%), due 7/3/28 (b)	757,696	760,116
Inizio Group Ltd.
First Lien Initial Dollar Term Loan
8.05% (3 Month SOFR + 4.25%), due 8/21/28 (b)	4,577,000	4,147,906
Mitchell International, Inc.
First Lien Initial Term Loan
6.652% (1 Month SOFR + 3.00%), due 6/17/31 (b)	4,925,156	4,798,609
Orion US Finco, Inc.
First Lien Initial Term Loan
7.169% (3 Month SOFR + 3.50%), due 10/8/32 (b)	5,000,000	4,991,665
Osaic Holdings, Inc.
First Lien Term Loan B1
6.20% (3 Month SOFR + 2.50%), due 7/30/32 (b)	4,000,000	3,996,388
Osmosis Buyer Ltd.
First Lien 2026 Refinancing Term Loan B 6.161% - 6.161%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 7/31/28 (b)	7,649,068	7,667,235

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Services: Business (continued)
Ovg Business Services LLC
First Lien Initial Term Loan
6.652% (1 Month SOFR + 3.00%), due 6/25/31 (b)	$ 2,339,375	$ 2,327,678
PAREXEL International Corp.
First Lien Seventh Amendment Term Loan
6.402% (1 Month SOFR + 2.75%), due 12/12/31 (b)	5,929,195	5,929,871
Plano HoldCo, Inc.
First Lien Closing Date Term Loan
7.20% (3 Month SOFR + 3.50%), due 10/2/31 (b)	2,277,000	1,844,370
PRA Health Sciences, Inc.
First Lien Term Loan B
5.70% (3 Month SOFR + 2.00%), due 7/3/28 (b)	188,780	189,383
Project Boost Purchaser LLC
First Lien Initial Term Loan
6.45% (3 Month SOFR + 2.75%), due 7/16/31 (b)	5,726,620	5,610,897
Prometric Holdings, Inc.
First Lien Initial Term Loan
7.402% (1 Month SOFR + 3.75%), due 6/25/32 (b)	2,935,873	2,935,873
Pye-Barker Fire & Safety LLC (b)
First Lien Closing Date Term Loan
6.163% (3 Month SOFR + 2.50%), due 12/16/32	1,450,000	1,455,438
First Lien Initial Delayed Draw Term Loan
6.163% (3 Month SOFR + 2.50%), due 12/16/32	34,000	34,127
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.652% (1 Month SOFR + 3.00%), due 11/19/31 (b)	4,544,979	4,513,418
Ryan LLC
First Lien 2025 Refinancing Term Loan
7.152% (1 Month SOFR + 3.50%), due 11/5/32 (b)	4,848,373	4,765,549
US Fertility Enterprises LLC
First Lien Initial Term Loan
7.152% (1 Month SOFR + 3.50%), due 12/10/32 (b)	868,421	871,678
Vestis Corp.
First Lien Term Loan B1
5.923% (3 Month SOFR + 2.25%), due 2/24/31 (b)	2,149,875	2,092,544
	Principal Amount	Value

Services: Business (continued)
WMB Holdings, Inc.
First Lien USD Tranche Term Loan B
5.652% (1 Month SOFR + 2.00%), due 11/5/29 (b)	$ 2,298,546	$ 2,298,546
		89,121,308
Services: Consumer 0.9%
Aggreko Holdings, Inc.
First Lien 2025 Amended US Dollar Term Loan
6.664% (3 Month SOFR + 3.00%), due 5/21/31 (b)	1,994,975	2,000,794
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.98% (6 Month SOFR + 5.25%), due 11/3/32 (b)	2,992,500	2,977,538
Ping Identity Holding Corp.
First Lien Initial Term Loan
6.402% (1 Month SOFR + 2.75%), due 11/15/32 (b)	3,833,333	3,785,417
Planet US Buyer LLC
First Lien Term Loan
6.673% (3 Month SOFR + 3.00%), due 2/7/31 (b)	2,458,714	2,466,908
		11,230,657
Software 4.9%
Cloud Software Group, Inc. (b)
First Lien Incremental Term Loan B
6.95% (3 Month SOFR + 3.25%), due 3/21/31	2,228,431	2,058,513
First Lien Initial Dollar Term Loan B
6.95% (1 Year SOFR + 3.50%), due 8/16/32	3,886,425	3,584,531
Cotiviti, Inc. (b)
First Lien New Term Loan B
6.399% (1 Month SOFR + 2.75%), due 5/1/31	2,208,127	2,020,436
First Lien Amendment No. 2 Term Loan
6.415% (1 Month SOFR + 2.75%), due 3/26/32	2,726,888	2,495,102
Delta Topco, Inc.
First Lien Fourth Amendment Refinancing Term Loan
6.424% (3 Month SOFR + 2.75%), due 11/30/29 (b)	4,639,416	4,458,674
Disco Parent, Inc.
First Lien Term Loan
6.673% (3 Month SOFR + 3.00%), due 8/6/32 (b)	1,795,500	1,784,278
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Software (continued)
DS Admiral Bidco LLC
First Lien Initial Term Loan
7.95% (3 Month SOFR + 4.25%), due 6/26/31 (b)	$ 2,852,485	$ 2,681,336
ECI Macola/Max Holding LLC
First Lien 2025 Repricing Term Loan
6.45% (3 Month SOFR + 2.75%), due 5/9/30 (b)	3,318,863	3,258,709
Ellucian Holdings, Inc.
First Lien Term Loan B1
6.152% (1 Month SOFR + 2.50%), due 10/9/29 (b)	4,239,163	4,153,498
Gen Digital, Inc.
First Lien Term Loan B
5.402% (1 Month SOFR + 1.75%), due 9/12/29 (b)	3,226,490	3,173,482
Isolved, Inc.
First Lien Term Loan B3
6.402% (1 Month SOFR + 2.75%), due 10/14/30 (b)	1,574,039	1,494,026
McAfee Corp.
First Lien Tranche Term Loan B1
6.652% (1 Month SOFR + 3.00%), due 3/1/29 (b)	6,821,750	5,991,768
Mitnick Corp. Purchaser, Inc.
First Lien Initial Term Loan
8.513% (3 Month SOFR + 4.75%), due 5/2/29 (b)	1,911,677	720,702
OPAL US LLC
First Lien Facility Term Loan B4
6.70% (3 Month SOFR + 3.00%), due 4/28/32 (b)	6,965,000	6,991,119
Sovos Compliance LLC
First Lien Amendment No. 3 Replacement Term Loan
6.902% (1 Month SOFR + 3.25%), due 8/13/29 (b)	2,865,999	2,748,800
Starlight Parent LLC
First Lien Initial Term Loan
7.674% (3 Month SOFR + 4.00%), due 4/16/32 (b)	5,223,750	4,427,128
UKG, Inc.
First Lien Initial Term Loan
6.163% (3 Month SOFR + 2.50%), due 2/10/31 (b)	5,220,419	5,033,136
	Principal Amount	Value

Software (continued)
Vision Solutions, Inc.
First Lien New Term Loan B
7.925% (3 Month SOFR + 4.00%), due 4/24/28 (b)	$ 2,675,648	$ 2,087,006
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
5.913% (3 Month SOFR + 2.25%), due 4/14/31 (b)	5,019,914	4,938,341
		64,100,585
Telecommunications 1.6%
Azalea Topco, Inc.
First Lien 2025 Refinancing Term Loan
6.652% (1 Month SOFR + 3.00%), due 4/30/31 (b)	113,349	113,491
CSC Holdings LLC
First Lien Term Loan B5
8.25% (PRIME + 1.50%), due 4/15/27 (b)	4,282,749	3,776,314
Cushman & Wakefield US Borrower LLC
First Lien 2025-2 Term Loan
6.402% (1 Month SOFR + 2.75%), due 1/31/30 (b)	176,562	177,298
Indy US Holdco LLC
First Lien Thirteenth Amendment Refinancing Term Loan
5.902% (1 Month SOFR + 2.25%), due 10/31/30 (b)	8,826,207	8,804,141
Level 3 Financing, Inc.
First Lien Term Loan B4
6.902% (1 Month SOFR + 3.25%), due 3/29/32 (b)	2,400,000	2,404,999
WS Audiology A/S
First Lien Term Loan B9
6.919% (3 Month SOFR + 3.25%), due 2/28/29 (b)	2,985,019	2,981,288
Zayo Group Holdings, Inc.
First Lien Initial Dollar Term Loan
6.767% (0.50% PIK) (1 Month SOFR + 3.00%), due 3/11/30 (b)(c)	2,667,853	2,657,433
		20,914,964
Utilities 0.4%
Astoria Energy LLC
First Lien Advance Term Loan B 5.918% - 5.95%
(1 Month SOFR + 2.25%, 3 Month SOFR + 2.25%), due 6/23/32 (b)	2,378,645	2,383,997

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Floating Rate Fund

	Principal Amount	Value
Loan Assignments (continued)
Utilities (continued)
Hamilton Projects Acquiror LLC
First Lien Initial Term Loan
6.152% (1 Month SOFR + 2.50%), due 5/30/31 (b)	$ 2,414,732	$ 2,427,238
		4,811,235
Total Loan Assignments (Cost $1,153,005,396)		1,125,194,655
Total Long-Term Bonds (Cost $1,284,430,660)		1,252,850,191

	Shares

Affiliated Investment Company 0.5%
Fixed Income Fund 0.5%
NYLI MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,717,077
Total Affiliated Investment Company (Cost $7,308,299)		6,717,077
Common Stocks 0.2%
Commercial Services & Supplies 0.0% ‡
Multi-Color Corp. (f)	275	275,000
Diversified Telecommunication Services 0.0% ‡
Altice France SA (f)(g)	15,948	323,436
Hotels, Restaurants & Leisure 0.1%
Aimbridge Acquisition Co., Inc. (f)(g)	28,438	1,393,462
Machinery 0.0% ‡
Ameriforge Group, Inc. (f)(g)	60,753	3,645
Technology Hardware, Storage & Peripherals 0.1%
Diebold Nixdorf, Inc. (f)	11,878	912,350
Total Common Stocks (Cost $4,758,251)		2,907,893

	Number of Warrants	Value

Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (f)(g)(h)	26	$ 0
Total Warrants (Cost $0)		0

	Principal Amount

Short-Term Investments 4.1%
U.S. Treasury Debt 4.1%
U.S. Treasury Bills (i)
3.612%, due 6/4/26	$ 2,568,000	2,559,278
3.631%, due 7/23/26	6,529,000	6,474,847
3.639%, due 8/4/26	4,612,000	4,568,210
3.641%, due 8/18/26	10,526,000	10,410,974
3.646%, due 5/28/26	2,992,000	2,983,989
3.658%, due 7/2/26	2,030,000	2,017,379
3.664%, due 7/14/26	1,005,000	997,588
3.667%, due 7/21/26	15,833,000	15,705,421
6.179%, due 8/25/26	8,485,000	8,386,198
Total Short-Term Investments (Cost $54,102,444)		54,103,884
Total Investments (Cost $1,350,599,654)	100.4%	1,316,579,045
Other Assets, Less Liabilities	(0.4)	(5,751,277)
Net Assets	100.0%	$ 1,310,827,768

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2026.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Non-income producing security.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Less than $1.
(i)	Interest rate shown represents yield to maturity.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI MacKay High Yield Corporate Bond Fund Class I	$ 6,775	$ —	$ —	$ —	$ (58)	$ 6,717	$ 203	$ —	1,299

Abbreviation(s):
CLO—Collateralized Loan Obligation
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 31,414,490	$ —	$ 31,414,490
Corporate Bonds	—	96,241,046	—	96,241,046
Loan Assignments	—	1,125,194,655	—	1,125,194,655
Total Long-Term Bonds	—	1,252,850,191	—	1,252,850,191
Affiliated Investment Company
Fixed Income Fund	6,717,077	—	—	6,717,077
Common Stocks	912,350	275,000	1,720,543	2,907,893
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	54,103,884	—	54,103,884
Total Investments in Securities	$ 7,629,427	$ 1,307,229,075	$ 1,720,543	$ 1,316,579,045

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Less than $1.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Floating Rate Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $1,343,291,355)	$1,309,861,968
Investment in affiliated investment companies, at value (identified cost $7,308,299)	6,717,077
Cash	5,152,918
Unrealized appreciation on unfunded commitments (See Note 5)	7,582
Receivables:
Investment securities sold	12,885,451
Interest	5,847,447
Fund shares sold	2,264,022
Other assets	175,067
Total assets	1,342,911,532
Liabilities
Unrealized depreciation on unfunded commitments (See Note 5)	70,602
Payables:
Investment securities purchased	26,124,011
Fund shares redeemed	4,005,598
Manager (See Note 3)	641,300
Transfer agent (See Note 3)	166,880
Distribution/Service fees (See Note 3)	142,950
Professional fees	70,036
Custodian	11,206
Trustees	3,583
Accrued expenses	2,467
Distributions payable	845,131
Total liabilities	32,083,764
Net assets	$1,310,827,768
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$153,337
Additional paid-in-capital	1,569,784,227
1,569,937,564
Total distributable earnings (loss)	(259,109,796)
Net assets	$1,310,827,768
Class A
Net assets applicable to outstanding shares	$559,980,814
Shares of beneficial interest outstanding	65,511,315
Net asset value per share outstanding	$8.55
Maximum sales charge (3.00% of offering price)	0.26
Maximum offering price per share outstanding	$8.81
Investor Class
Net assets applicable to outstanding shares	$13,689,275
Shares of beneficial interest outstanding	1,601,569
Net asset value per share outstanding	$8.55
Maximum sales charge (2.50% of offering price)	0.22
Maximum offering price per share outstanding	$8.77
Class C
Net assets applicable to outstanding shares	$29,637,271
Shares of beneficial interest outstanding	3,466,222
Net asset value and offering price per share outstanding	$8.55
Class I
Net assets applicable to outstanding shares	$473,789,558
Shares of beneficial interest outstanding	55,421,750
Net asset value and offering price per share outstanding	$8.55
Class R6
Net assets applicable to outstanding shares	$233,177,808
Shares of beneficial interest outstanding	27,271,263
Net asset value and offering price per share outstanding	$8.55
SIMPLE Class
Net assets applicable to outstanding shares	$553,042
Shares of beneficial interest outstanding	64,686
Net asset value and offering price per share outstanding	$8.55

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$51,273,553
Dividends-affiliated	203,096
Total income	51,476,649
Expenses
Manager (See Note 3)	4,100,896
Distribution/Service—Class A (See Note 3)	743,266
Distribution/Service—Investor Class (See Note 3)	17,758
Distribution/Service—Class C (See Note 3)	156,449
Distribution/Service—SIMPLE Class (See Note 3)	1,566
Transfer agent (See Note 3)	503,254
Professional fees	119,454
Registration	55,882
Shareholder communication	53,114
Custodian	27,635
Trustees	21,365
Miscellaneous	46,386
Total expenses	5,847,025
Net investment income (loss)	45,629,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	(18,083,879)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(9,585,918)
Affiliated investments	(58,068)
Unfunded commitments	(80,568)
Net change in unrealized appreciation (depreciation)	(9,724,554)
Net realized and unrealized gain (loss)	(27,808,433)
Net increase (decrease) in net assets resulting from operations	$17,821,191
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Floating Rate Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$45,629,624	$110,422,840
Net realized gain (loss)	(18,083,879)	(23,198,242)
Net change in unrealized appreciation (depreciation)	(9,724,554)	(5,386,879)
Net increase (decrease) in net assets resulting from operations	17,821,191	81,837,719
Distributions to shareholders:
Class A	(20,579,090)	(48,808,493)
Investor Class	(480,787)	(1,087,741)
Class C	(940,271)	(2,218,568)
Class I	(18,215,540)	(42,869,444)
Class R6	(8,462,594)	(14,257,788)
SIMPLE Class	(20,882)	(31,861)
Total distributions to shareholders	(48,699,164)	(109,273,895)
Capital share transactions:
Net proceeds from sales of shares	127,238,904	493,479,566
Net asset value of shares issued to shareholders in reinvestment of distributions	42,490,957	95,608,757
Cost of shares redeemed	(320,925,684)	(617,828,934)
Increase (decrease) in net assets derived from capital share transactions	(151,195,823)	(28,740,611)
Net increase (decrease) in net assets	(182,073,796)	(56,176,787)
Net Assets
Beginning of period	1,492,901,564	1,549,078,351
End of period	$1,310,827,768	$1,492,901,564
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.74	$8.88	$8.75	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.28	0.62	0.73	0.69	0.34	0.25
Net realized and unrealized gain (loss)	(0.17)	(0.15)	0.13	0.19	(0.59)	0.28
Total from investment operations	0.11	0.47	0.86	0.88	(0.25)	0.53
Less distributions:
From net investment income	(0.30)	(0.61)	(0.73)	(0.68)	(0.33)	(0.24)
Net asset value at end of period	$8.55	$8.74	$8.88	$8.75	$8.55	$9.13
Total investment return (b)	1.23%	5.49%	10.11%	10.61%	(2.77)%	6.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.48%††	7.02%	8.28%	7.85%	3.82%	2.78%
Net expenses (c)	0.97%††	0.96%	0.96%	0.97%	0.99%	1.02%
Portfolio turnover rate	12%	36%	26%	11%	27%	22%
Net assets at end of period (in 000’s)	$559,981	$646,224	$710,196	$617,220	$513,558	$397,101

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.74	$8.88	$8.75	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.27	0.61	0.72	0.67	0.32	0.24
Net realized and unrealized gain (loss)	(0.17)	(0.15)	0.12	0.20	(0.58)	0.28
Total from investment operations	0.10	0.46	0.84	0.87	(0.26)	0.52
Less distributions:
From net investment income	(0.29)	(0.60)	(0.71)	(0.67)	(0.32)	(0.23)
Net asset value at end of period	$8.55	$8.74	$8.88	$8.75	$8.55	$9.13
Total investment return (b)	1.16%	5.33%	9.95%	10.47%	(2.85)%	5.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.32%††	6.88%	8.16%	7.72%	3.64%	2.67%
Net expenses (c)	1.12%††	1.11%	1.10%	1.10%	1.07%	1.12%
Portfolio turnover rate	12%	36%	26%	11%	27%	22%
Net assets at end of period (in 000's)	$13,689	$15,046	$16,742	$18,016	$17,820	$19,314

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Floating Rate Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.74	$8.88	$8.75	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.24	0.54	0.66	0.61	0.26	0.17
Net realized and unrealized gain (loss)	(0.17)	(0.15)	0.12	0.19	(0.58)	0.28
Total from investment operations	0.07	0.39	0.78	0.80	(0.32)	0.45
Less distributions:
From net investment income	(0.26)	(0.53)	(0.65)	(0.60)	(0.26)	(0.16)
Net asset value at end of period	$8.55	$8.74	$8.88	$8.75	$8.55	$9.13
Total investment return (b)	0.78%	4.54%	9.14%	9.65%	(3.58)%	5.17%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.57%††	6.13%	7.41%	6.94%	2.92%	1.91%
Net expenses (c)	1.87%††	1.86%	1.85%	1.85%	1.82%	1.88%
Portfolio turnover rate	12%	36%	26%	11%	27%	22%
Net assets at end of period (in 000’s)	$29,637	$33,310	$39,729	$46,482	$56,706	$52,522

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.74	$8.88	$8.75	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.29	0.64	0.76	0.70	0.35	0.28
Net realized and unrealized gain (loss)	(0.17)	(0.15)	0.12	0.20	(0.58)	0.27
Total from investment operations	0.12	0.49	0.88	0.90	(0.23)	0.55
Less distributions:
From net investment income	(0.31)	(0.63)	(0.75)	(0.70)	(0.35)	(0.26)
Net asset value at end of period	$8.55	$8.74	$8.88	$8.75	$8.55	$9.13
Total investment return (b)	1.36%	5.75%	10.38%	10.89%	(2.53)%	6.31%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.72%††	7.27%	8.55%	8.01%	3.98%	3.04%
Net expenses (c)	0.72%††	0.71%	0.71%	0.73%	0.74%	0.77%
Portfolio turnover rate	12%	36%	26%	11%	27%	22%
Net assets at end of period (in 000’s)	$473,790	$558,804	$581,784	$743,846	$1,287,716	$1,186,421

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.74	$8.89	$8.76	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.29	0.65	0.76	0.71	0.36	0.30
Net realized and unrealized gain (loss)	(0.17)	(0.16)	0.12	0.21	(0.58)	0.27
Total from investment operations	0.12	0.49	0.88	0.92	(0.22)	0.57
Less distributions:
From net investment income	(0.31)	(0.64)	(0.75)	(0.71)	(0.36)	(0.28)
Net asset value at end of period	$8.55	$8.74	$8.89	$8.76	$8.55	$9.13
Total investment return (b)	1.40%	5.70%	10.46%	11.10%	(2.42)%	6.47%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.80%††	7.34%	8.62%	8.11%	4.07%	3.24%
Net expenses (c)	0.64%††	0.64%	0.64%	0.64%	0.63%	0.62%
Portfolio turnover rate	12%	36%	26%	11%	27%	22%
Net assets at end of period (in 000’s)	$233,178	$238,909	$200,197	$212,357	$332,082	$366,720

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$8.74	$8.88	$8.75	$8.55	$9.13	$8.84
Net investment income (loss) (a)	0.27	0.59	0.71	0.68	0.30	0.22
Net realized and unrealized gain (loss)	(0.17)	(0.14)	0.12	0.18	(0.58)	0.28
Total from investment operations	0.10	0.45	0.83	0.86	(0.28)	0.50
Less distributions:
From net investment income	(0.29)	(0.59)	(0.70)	(0.66)	(0.30)	(0.21)
Net asset value at end of period	$8.55	$8.74	$8.88	$8.75	$8.55	$9.13
Total investment return (b)	1.12%	5.22%	9.81%	10.33%	(3.09)%	5.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	6.25%††	6.76%	7.96%	7.82%	3.41%	2.42%
Net expenses (c)	1.19%††	1.20%	1.23%	1.20%	1.32%	1.38%
Portfolio turnover rate	12%	36%	26%	11%	27%	22%
Net assets at end of period (in 000’s)	$553	$609	$429	$142	$26	$27

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Floating Rate Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Floating Rate Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	May 3, 2004
Investor Class	February 28, 2008
Class C	May 3, 2004
Class I	May 3, 2004
Class R6	February 28, 2019
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE
Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek high current income.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation

31

Notes to Financial Statements (Unaudited) (continued)
materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each

32	NYLI Floating Rate Fund

security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source. Premiums and discount on purchased securities other than bank loans, are accreted and amortized, respectively on the effective interest rate method. Premiums and discounts on purchased bank loan securities are accreted and amortized, respectively, on the straight line method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of
33

Notes to Financial Statements (Unaudited) (continued)
shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The
Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(J) Loan Risk. The Fund may invest in loans which are usually rated below investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher rated debt securities. These investments pay investors a higher interest rate than investment grade debt securities because of the increased risk of loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of

34	NYLI Floating Rate Fund

these investments could decline significantly. As a result of these and other events, the Fund's NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Debt Securities Risk.  The Fund's investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer's credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
(M) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and NYL Investors, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.60% up to $1 billion; 0.575% from $1 billion to $3 billion; and 0.565% in excess of $3 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.59% of the Fund’s average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.05% of the Fund’s average daily net assets. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund, except for Class R6 shares. In addition, New York Life Investment Management will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment
35

Notes to Financial Statements (Unaudited) (continued)
Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $4,100,896 and paid the Subadvisor in the amount of $2,050,448.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I  and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $15,013 and $366, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $76,788 and $3,115, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has
entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$239,702	$—
Investor Class	16,812	—
Class C	37,026	—
Class I	204,855	—
Class R6	4,683	—
SIMPLE Class	176	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$498,672	0.1%
Class R6	35,263	0.0‡
SIMPLE Class	33,029	6.0

‡	Less than one-tenth of a percent.

36	NYLI Floating Rate Fund

Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,350,908,619	$5,869,547	$(40,199,121)	$(34,329,574)
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $208,331,284, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$28,543	$179,788
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$109,273,895
Note 5–Commitments and Contingencies
As of April 30, 2026, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$571,179	$1,140
First Eagle Holdings, Inc., First Lien Delayed Draw Term Loan TBD, due 8/16/32	436,315	(1,185)
GrafTech Global Enterprises, Inc., First Lien Delayed Draw Term Loan TBD, due 12/21/29	1,757,353	(69,417)
Kaman Corp., First Lien Delayed Term Loan TBD, due 2/26/32	139,183	736
Pinnacle Buyer LLC, First Lien Delayed Draw Commitment Term Loan B TBD, due 10/1/32	141,658	529
Pye-Barker Fire & Safety LLC, First Lien Initial Delayed Draw Term Loan 6.16%, (3 Month SOFR + 2.50%), due 12/16/32	183,352	685
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	325,667	4,294
US Fertility Enterprises LLC, First Lien Delayed Draw Term Loan TBD, due 12/10/32	132,072	198
Total	$3,686,779	$(63,020)

TBD—To Be Determined
Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 7–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
37

Notes to Financial Statements (Unaudited) (continued)
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $171,373 and $323,307, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	5,051,644	$43,541,907
Shares issued to shareholders in reinvestment of distributions	2,184,416	18,800,381
Shares redeemed	(15,793,740)	(136,049,799)
Net increase (decrease) in shares outstanding before conversion	(8,557,680)	(73,707,511)
Shares converted into Class A (See Note 1)	89,364	769,957
Net increase (decrease)	(8,468,316)	$(72,937,554)
Year ended October 31, 2025:
Shares sold	19,398,571	$170,997,340
Shares issued to shareholders in reinvestment of distributions	5,108,999	44,988,783
Shares redeemed	(30,820,586)	(270,828,050)
Net increase (decrease) in shares outstanding before conversion	(6,313,016)	(54,841,927)
Shares converted into Class A (See Note 1)	357,075	3,148,010
Shares converted from Class A (See Note 1)	(25,213)	(222,396)
Net increase (decrease)	(5,981,154)	$(51,916,313)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	58,307	$502,259
Shares issued to shareholders in reinvestment of distributions	54,475	468,670
Shares redeemed	(170,437)	(1,468,663)
Net increase (decrease) in shares outstanding before conversion	(57,655)	(497,734)
Shares converted into Investor Class (See Note 1)	5,126	44,132
Shares converted from Investor Class (See Note 1)	(68,407)	(589,132)
Net increase (decrease)	(120,936)	$(1,042,734)
Year ended October 31, 2025:
Shares sold	163,458	$1,438,901
Shares issued to shareholders in reinvestment of distributions	120,611	1,062,092
Shares redeemed	(258,046)	(2,272,207)
Net increase (decrease) in shares outstanding before conversion	26,023	228,786
Shares converted into Investor Class (See Note 1)	40,551	358,027
Shares converted from Investor Class (See Note 1)	(229,056)	(2,017,156)
Net increase (decrease)	(162,482)	$(1,430,343)

38	NYLI Floating Rate Fund

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	204,251	$1,760,203
Shares issued to shareholders in reinvestment of distributions	103,491	890,771
Shares redeemed	(623,545)	(5,372,172)
Net increase (decrease) in shares outstanding before conversion	(315,803)	(2,721,198)
Shares converted from Class C (See Note 1)	(30,091)	(260,398)
Net increase (decrease)	(345,894)	$(2,981,596)
Year ended October 31, 2025:
Shares sold	633,478	$5,595,542
Shares issued to shareholders in reinvestment of distributions	238,511	2,101,154
Shares redeemed	(1,379,853)	(12,144,582)
Net increase (decrease) in shares outstanding before conversion	(507,864)	(4,447,886)
Shares converted from Class C (See Note 1)	(151,578)	(1,339,832)
Net increase (decrease)	(659,442)	$(5,787,718)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	8,128,026	$70,083,212
Shares issued to shareholders in reinvestment of distributions	1,609,028	13,848,260
Shares redeemed	(18,286,689)	(157,619,009)
Net increase (decrease) in shares outstanding before conversion	(8,549,635)	(73,687,537)
Shares converted into Class I (See Note 1)	10,790	93,220
Shares converted from Class I (See Note 1)	(3,128)	(26,744)
Net increase (decrease)	(8,541,973)	$(73,621,061)
Year ended October 31, 2025:
Shares sold	28,056,418	$247,738,092
Shares issued to shareholders in reinvestment of distributions	3,767,560	33,168,813
Shares redeemed	(33,366,662)	(292,829,686)
Net increase (decrease) in shares outstanding before conversion	(1,542,684)	(11,922,781)
Shares converted into Class I (See Note 1)	32,674	288,117
Shares converted from Class I (See Note 1)	(18,774)	(165,278)
Net increase (decrease)	(1,528,784)	$(11,799,942)

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,299,518	$11,216,885
Shares issued to shareholders in reinvestment of distributions	983,666	8,462,177
Shares redeemed	(2,349,617)	(20,219,081)
Net increase (decrease) in shares outstanding before conversion	(66,433)	(540,019)
Shares converted from Class R6 (See Note 1)	(3,643)	(31,035)
Net increase (decrease)	(70,076)	$(571,054)
Year ended October 31, 2025:
Shares sold	7,706,052	$67,461,735
Shares issued to shareholders in reinvestment of distributions	1,618,604	14,256,156
Shares redeemed	(4,508,072)	(39,661,346)
Net increase (decrease) in shares outstanding before conversion	4,816,584	42,056,545
Shares converted from Class R6 (See Note 1)	(5,620)	(49,492)
Net increase (decrease)	4,810,964	$42,007,053

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	15,528	$134,438
Shares issued to shareholders in reinvestment of distributions	2,406	20,698
Shares redeemed	(22,950)	(196,960)
Net increase (decrease)	(5,016)	$(41,824)
Year ended October 31, 2025:
Shares sold	28,238	$247,956
Shares issued to shareholders in reinvestment of distributions	3,607	31,759
Shares redeemed	(10,480)	(93,063)
Net increase (decrease)	21,365	$186,652
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
39

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
40

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

41

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
42

history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
49

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
50

NYLI MacKay California Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.9%
Long-Term Municipal Bonds 94.9%
Certificate of Participation/Lease 0.5%
California Municipal Finance Authority, Palomar Health Obligated Group
Series A, Insured: AG
5.25%, due 11/1/52	$ 6,380,000	$ 6,425,626
Education 6.6%
California Educational Facilities Authority, University of Southern California, Revenue Bonds
Series A
5.00%, due 10/1/55	1,900,000	2,002,105
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series A
4.00%, due 8/1/40	3,500,000	3,513,719
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	2,540,000	2,211,116
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.00%, due 11/1/35 (a)	1,250,000	1,322,427
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (a)
Series A
5.00%, due 5/1/36	1,030,000	1,011,023
Series A
5.00%, due 5/1/46	1,325,000	1,262,482
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (a)	1,380,000	1,265,998
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (a)
5.00%, due 8/1/27	475,000	475,203
5.00%, due 8/1/28	650,000	650,374
5.00%, due 8/1/46	4,120,000	3,978,223
	Principal Amount	Value

Education (continued)
California School Finance Authority, Classical Academies Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/37	$ 1,485,000	$ 1,496,612
Series A
5.00%, due 10/1/50	3,000,000	2,835,485
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds (a)
Series A
4.25%, due 7/1/28	900,000	900,391
Series A
5.00%, due 7/1/46	750,000	742,673
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/37	500,000	502,988
Series A
5.00%, due 7/1/49	500,000	482,668
California School Finance Authority, Partnerships to Uplift Communities, Revenue Bonds
5.50%, due 8/1/47 (a)	525,000	523,690
California School Finance Authority, Rex & Margaret Fortune School of Education, Revenue Bonds (a)
Series A
5.00%, due 6/1/54	1,350,000	1,159,731
Series A
5.125%, due 6/1/59	1,500,000	1,294,478
California School Finance Authority, Teach Public Schools, Revenue Bonds (a)
Series A
5.00%, due 6/1/39	740,000	740,071
Series A
5.00%, due 6/1/58	600,000	543,135
California State University, Revenue Bonds
Series A
5.00%, due 11/1/34	2,500,000	2,956,024
Series A
5.00%, due 11/1/42	2,000,000	2,257,469

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
California State University, Systemwide, Revenue Bonds
Series A
5.50%, due 11/1/55	$ 11,000,000	$ 11,972,783
University of California, Revenue Bonds
Series BE
2.50%, due 5/15/50	8,000,000	5,468,009
Series BS
5.00%, due 5/15/37	8,150,000	9,224,964
Series CF
5.00%, due 11/15/45	1,650,000	1,808,408
Series CD
5.25%, due 5/15/40	3,685,000	4,468,248
Series CF
5.25%, due 11/15/41	13,000,000	14,981,704
Series CD
5.50%, due 5/15/40	4,000,000	4,714,793
		86,766,994
General 2.1%
California Municipal Finance Authority, Special Tax
Series B
4.00%, due 9/1/43	1,070,000	1,027,872
Series D-2
5.00%, due 9/1/55	2,000,000	1,996,957
Series B
5.125%, due 9/1/55	1,725,000	1,744,174
California Statewide Communities Development Authority, Special Assessment
Series A
4.00%, due 9/2/50	1,000,000	845,503
California Statewide Communities Development Authority, Community Facilities District No. 2021-02, Special Tax
5.00%, due 9/1/53	1,000,000	1,000,971
California Statewide Communities Development Authority, Statewide Community Infrastructure Program, Special Assessment
Series R-1, Insured: AG
5.00%, due 9/2/41	845,000	936,986
Series R-1, Insured: AG
5.00%, due 9/2/43	445,000	487,689
	Principal Amount	Value

General (continued)
California Statewide Communities Development Authority, Statewide Community Infrastructure Program, Special Assessment (continued)
Series R-1, Insured: AG
5.00%, due 9/2/44	$ 500,000	$ 544,237
Series D
5.50%, due 9/2/53	1,000,000	1,022,131
City of Roseville, Ranch at Sierra Vista Community Facilities District No. 1, Special Tax
4.00%, due 9/1/40	1,000,000	980,125
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.25%, due 9/1/55	1,500,000	1,535,513
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	6,679,240	4,116,082
Folsom Ranch Financing Authority, Community Facilities District No. 19, Special Tax
5.00%, due 9/1/39	1,130,000	1,160,586
Folsom Ranch Financing Authority, Community Facilities District No. 23, Special Tax
4.00%, due 9/1/40	1,245,000	1,196,851
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AG
5.00%, due 8/1/36	1,645,000	1,711,665
River Islands Public Financing Authority, Community Facilities District No. 2023-1 Improvement Area No. 3, Special Tax
4.75%, due 9/1/45	2,000,000	1,985,285
Romoland School District, Community Facilities District No. 2017-1 Improvement Area 2, Special Tax
5.00%, due 9/1/54	1,600,000	1,608,866
Southern California Logistics Airport Authority, Tax Allocation, Junior Lien
Series A, Insured: AG
5.00%, due 12/1/41	1,200,000	1,353,670
Series A, Insured: AG
5.00%, due 12/1/42	1,150,000	1,287,129

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General (continued)
Tracy Community Facilities District, Community Facilities District No. 2016-01 Improvement Area No. 2, Special Tax
5.75%, due 9/1/48	$ 1,000,000	$ 1,054,124
		27,596,416
General Obligation 25.0%
Alhambra Unified School District, Unlimited General Obligation
Series B
5.25%, due 8/1/48	3,000,000	3,197,044
Alum Rock Union Elementary School District, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/26	3,095,000	3,114,973
Series B, Insured: BAM
5.00%, due 8/1/28	2,360,000	2,503,378
Series B, Insured: BAM
5.00%, due 8/1/31	2,240,000	2,528,246
Series A, Insured: BAM
5.00%, due 8/1/38	1,220,000	1,409,510
Chaffey Community College District, Election of 2018, Unlimited General Obligation
Series B-1
5.50%, due 6/1/49	7,000,000	7,754,860
City of Berkeley, Unlimited General Obligation
2.00%, due 9/1/39	1,560,000	1,196,637
2.00%, due 9/1/40	1,590,000	1,183,046
Clovis Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/41	1,100,000	1,187,021
Series B
5.25%, due 8/1/42	1,000,000	1,074,930
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	4,206,600	2,865,746
(zero coupon), due 11/1/51	5,888,558	4,085,187
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	10,000,000	9,994,226
	Principal Amount	Value

General Obligation (continued)
Commonwealth of Puerto Rico, Unlimited General Obligation (continued)
Series A-1
4.00%, due 7/1/35	$ 3,350,000	$ 3,322,458
Series A-1
5.625%, due 7/1/27	8,000,000	8,149,018
Series A-1
5.625%, due 7/1/29	2,000,000	2,105,900
Series A-1
5.75%, due 7/1/31	1,800,000	1,946,906
Cupertino Union School District, Election of 2024, Unlimited General Obligation
Series A
5.75%, due 8/1/41	1,260,000	1,518,670
Series A
5.75%, due 8/1/45	1,165,000	1,353,700
Series A
5.75%, due 8/1/50	1,500,000	1,687,993
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AG
(zero coupon), due 8/1/41	4,260,000	2,185,946
El Monte Union High School District, Election of 2018, Unlimited General Obligation
Series D
5.25%, due 6/1/44	350,000	393,282
Series D
5.25%, due 6/1/45	500,000	555,302
Elk Grove Unified School District, Unlimited General Obligation
2.00%, due 8/1/40	3,690,000	2,744,479
Fremont Unified School District, Unlimited General Obligation
Series D
2.00%, due 8/1/35	3,500,000	2,962,979
Fullerton Joint Union High School District, Election of 2024, Unlimited General Obligation
Series A
4.00%, due 8/1/43	3,830,000	3,871,510
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	$ 4,500,000	$ 3,495,065
Hayward Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 8/1/41	845,000	937,818
Series B, Insured: BAM
5.00%, due 8/1/41	1,300,000	1,474,404
Series A, Insured: AG
5.00%, due 8/1/43	1,100,000	1,207,297
Series B, Insured: BAM
5.00%, due 8/1/44	1,750,000	1,941,009
Series B, Insured: BAM
5.00%, due 8/1/46	1,875,000	2,036,879
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/34	1,000,000	1,163,225
Series B
5.00%, due 8/1/35	1,000,000	1,172,414
Series B
5.50%, due 8/1/39	2,300,000	2,715,502
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C
3.00%, due 8/1/46	5,000,000	3,996,588
Series D
5.25%, due 8/1/33	1,000,000	1,161,107
Series D
5.25%, due 8/1/34	700,000	808,420
Series D
5.25%, due 8/1/38	2,000,000	2,248,727
Series D
5.25%, due 8/1/39	1,400,000	1,565,969
Series D
5.25%, due 8/1/40	2,200,000	2,455,069
Long Beach Community College District, Unlimited General Obligation
Series E
5.00%, due 8/1/42	1,000,000	1,125,796
	Principal Amount	Value

General Obligation (continued)
Long Beach Community College District, Unlimited General Obligation (continued)
Series E
5.00%, due 8/1/43	$ 2,000,000	$ 2,234,413
Series E
5.00%, due 8/1/45	1,250,000	1,366,163
Long Beach Unified School District, Election of 2016, Unlimited General Obligation
Series D
4.00%, due 8/1/53	8,500,000	8,036,549
Los Angeles Unified School District, Unlimited General Obligation
Series QRR
5.25%, due 7/1/40	3,500,000	3,966,073
Series QRR
5.25%, due 7/1/47	7,500,000	8,033,233
Series QRR
5.25%, due 7/1/49	7,500,000	8,104,864
Mt. San Antonio Community College District, Election of 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/44	2,000,000	2,232,102
Series A
5.00%, due 8/1/46	1,000,000	1,093,777
Needles Unified School District, Capital Appreciation, Election of 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/45 (b)	1,250,000	1,126,849
Oakland Unified School District, Alameda County, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 8/1/39	4,470,000	5,029,081
Series A, Insured: AG
5.25%, due 8/1/40	1,600,000	1,793,241
Series A, Insured: AG
5.25%, due 8/1/43	3,000,000	3,307,982
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AG
3.00%, due 8/1/47	3,040,000	2,385,279

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Ojai Unified School District, Unlimited General Obligation
Series B, Insured: AG
5.25%, due 8/1/48	$ 1,100,000	$ 1,172,887
Series B, Insured: AG
5.50%, due 8/1/53	1,750,000	1,870,867
Oxnard School District, Unlimited General Obligation
(zero coupon), due 2/1/31	2,750,000	2,381,073
Oxnard Union High School District, Election of 2024, Unlimited General Obligation
Series A
5.00%, due 8/1/43	1,300,000	1,452,368
Series A
5.00%, due 8/1/44	1,395,000	1,544,115
Series A
5.00%, due 8/1/45	1,750,000	1,912,628
Pajaro Valley Health Care District, Unlimited General Obligation
Series A
5.00%, due 9/1/46	1,000,000	977,710
Series A
5.00%, due 9/1/54	7,960,000	7,491,280
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
6.20%, due 8/1/39 (b)	2,000,000	2,486,987
Pasadena Unified School District, Election of 2020, Unlimited General Obligation
Series D
5.25%, due 8/1/45	4,000,000	4,468,943
Patterson Joint Unified School District, Election of 2022, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/45	640,000	695,687
Series B, Insured: BAM
5.00%, due 8/1/46	740,000	797,325
Peralta Community College District, Unlimited General Obligation
Series B
5.50%, due 8/1/52	2,000,000	2,132,510
	Principal Amount	Value

General Obligation (continued)
Peralta Community College District, Election of 2018, Unlimited General Obligation
Series C-1
5.00%, due 8/1/54	$ 8,360,000	$ 8,764,448
Sacramento City Unified School District, Election of 2002, Unlimited General Obligation
Insured: AG
(zero coupon), due 7/1/32	6,625,000	5,427,786
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series C, Insured: AG
5.00%, due 8/1/38	2,690,000	3,112,483
Series C, Insured: AG
5.00%, due 8/1/39	3,445,000	3,957,095
Sacramento City Unified School District, Election of 2024, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 8/1/39	2,425,000	2,785,473
Series A, Insured: AG
5.00%, due 8/1/41	2,000,000	2,259,803
Series A, Insured: AG
5.00%, due 8/1/42	4,535,000	5,066,073
Series A, Insured: AG
5.00%, due 8/1/43	2,720,000	3,011,313
Series A, Insured: AG
5.00%, due 8/1/44	3,100,000	3,389,853
San Diego Unified School District, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (b)	4,360,000	4,644,355
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series B-4
5.00%, due 7/1/40	205,000	228,715
Series ZR-7
5.00%, due 7/1/45	4,600,000	5,333,446
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,325,211
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
San Diego Unified School District, Election of 2022, Unlimited General Obligation
Series C-3
5.00%, due 7/1/46	$ 3,000,000	$ 3,259,846
Series A-3
5.00%, due 7/1/48	4,255,000	4,517,890
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series E-1
5.00%, due 8/1/35	4,630,000	5,544,745
Series E-1
5.00%, due 8/1/36	2,850,000	3,388,099
Series E-1
5.00%, due 8/1/41	2,550,000	2,921,233
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series C
5.00%, due 9/1/39	3,000,000	3,339,715
San Juan Unified School District, Election of 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,637,512
5.00%, due 8/1/38	1,800,000	1,952,396
San Leandro Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.25%, due 8/1/48	8,675,000	9,259,463
San Mateo Foster City School District, Unlimited General Obligation
Series B
5.00%, due 8/1/40	1,000,000	1,107,253
Series B
5.00%, due 8/1/41	1,150,000	1,265,388
San Mateo Union High School District, Election of 2020, Unlimited General Obligation
Series D
5.00%, due 9/1/41	2,000,000	2,220,885
Series D
5.00%, due 9/1/42	2,000,000	2,217,892
Series D
5.00%, due 9/1/43	2,100,000	2,311,643
	Principal Amount	Value

General Obligation (continued)
Sanger Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/51	$ 5,045,000	$ 3,795,371
Santa Barbara Community College District, Election of 2024, Unlimited General Obligation
Series A
6.00%, due 8/1/41	1,200,000	1,460,561
Series A
6.00%, due 8/1/55	5,000,000	5,683,799
Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
Series A
7.00%, due 8/1/36 (b)	1,000,000	1,277,482
State Center Community College District, Unlimited General Obligation
Series C
5.00%, due 8/1/47	4,750,000	5,028,269
State of California, Unlimited General Obligation
5.00%, due 8/1/37	2,180,000	2,476,292
5.50%, due 8/1/49	4,000,000	4,411,156
5.50%, due 8/1/54	250,000	272,664
7.30%, due 10/1/39	1,500,000	1,717,528
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 10/1/36	1,000,000	1,039,988
4.00%, due 10/1/37	4,445,000	4,599,005
4.00%, due 10/1/39	3,500,000	3,548,304
State of Illinois, Unlimited General Obligation
Series D
5.00%, due 7/1/34	1,000,000	1,092,575
Stockton Unified School District, Election of 2022, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/33	1,550,000	1,803,963
Series A, Insured: BAM
5.00%, due 8/1/36	1,405,000	1,647,648

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AG
5.50%, due 8/1/53	$ 2,500,000	$ 2,666,537
Washington Township Health Care District, Unlimited General Obligation
Series B
5.25%, due 8/1/36	500,000	570,999
Series B
5.25%, due 8/1/40	880,000	992,317
Series B
5.25%, due 8/1/48	500,000	542,896
Series B
5.50%, due 8/1/53	2,000,000	2,153,575
West Contra Costa Unified School District, Unlimited General Obligation
Series D, Insured: NATL-RE
(zero coupon), due 8/1/26	2,850,000	2,829,822
		328,352,987
Hospital 3.7%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 3/1/33	3,780,000	3,780,508
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Revenue Bonds
Series B
4.00%, due 8/15/36	8,980,000	8,983,514
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds
Insured: AG-CR
5.00%, due 11/15/34	2,045,000	2,329,817
California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds
Series A, Insured: BAM
4.00%, due 10/1/47	4,010,000	3,693,548
	Principal Amount	Value

Hospital (continued)
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series B
5.00%, due 11/15/46	$ 2,915,000	$ 2,928,152
California Infrastructure & Economic Development Bank, PIH Health Energy Projects, Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	4,500,000	4,482,841
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/38	1,785,000	1,914,016
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.50%, due 12/1/45	1,500,000	1,584,750
California Municipal Finance Authority, Gracelight Community Health, Revenue Bonds
Series A
5.375%, due 6/1/56	1,900,000	1,872,802
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	4,600,000	4,308,735
California Public Finance Authority, PIH Health, Revenue Bonds
Series A
5.00%, due 6/1/32	1,180,000	1,296,139
California Statewide Communities Development Authority, Adventist Health System, Revenue Bonds
Series A
5.00%, due 3/1/35	600,000	600,448
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/15/42	1,000,000	1,039,676
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
California Statewide Communities Development Authority, John Muir Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/40	$ 2,000,000	$ 2,264,417
Regents of the University of California Medical Center, Revenue Bonds
Series P
5.00%, due 5/15/39	4,000,000	4,403,747
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,317,206
Series A
5.00%, due 7/1/41	400,000	406,935
Series A
5.00%, due 7/1/42	380,000	384,936
Series A
5.00%, due 7/1/43	300,000	302,772
Series A
5.75%, due 7/1/48	300,000	316,362
		48,211,321
Housing 1.1%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/27	280,000	285,255
5.00%, due 5/1/28	250,000	259,441
5.00%, due 5/1/29	1,470,000	1,523,658
California Municipal Finance Authority, CHF-Aptos LLC Cabrillo College Project, Revenue Bonds (a)
Series A
5.25%, due 7/1/45	2,500,000	2,534,564
Series A
5.50%, due 7/1/57	2,000,000	2,003,799
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (a)	2,000,000	1,930,280
	Principal Amount	Value

Housing (continued)
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (a)	$ 7,000,000	$ 6,208,650
		14,745,647
Other Revenue 31.3%
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A-2
3.902%, due 4/1/56	6,750,000	6,717,525
Series B-1
4.00%, due 2/1/52 (c)	4,725,000	4,771,780
Series E-2
4.122%, due 2/1/54	4,250,000	4,317,430
Series F
5.00%, due 11/1/33	12,500,000	13,528,483
Series B
5.00%, due 3/1/36	12,500,000	13,080,099
Series A
5.00%, due 5/1/54 (c)	10,000,000	10,582,012
Series D
5.00%, due 2/1/55 (c)	12,550,000	13,530,199
Series E
5.00%, due 2/1/55 (c)	16,900,000	17,933,724
Series F
5.00%, due 2/1/55 (c)	7,000,000	7,437,249
Series C
5.00%, due 12/1/55 (c)	2,350,000	2,464,158
Series E
5.00%, due 10/1/56 (c)	14,000,000	15,014,196
Series C
5.25%, due 2/1/36	20,595,000	22,199,489
Series C
5.25%, due 1/1/54 (c)	10,325,000	10,929,348
Series F
5.50%, due 10/1/54 (c)	7,150,000	7,809,124
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	6,285,000	5,182,831

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	$ 2,700,000	$ 1,851,969
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	500,000	339,486
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Revenue Bonds
Series B-2
(zero coupon), due 6/1/55	1,000,000	165,107
California Infrastructure & Economic Development Bank, California Academy of Sciences, Revenue Bonds
Series A
3.25%, due 8/1/29	2,000,000	2,016,048
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (c)	3,295,000	3,296,223
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Natural History Foundation, Revenue Bonds
3.00%, due 7/1/50	3,730,000	2,792,916
California Municipal Finance Authority, Revenue Bonds (c)
Series 1, Class A-1
3.242%, due 2/20/41	4,948,537	4,617,584
Series 2, Class A-1
3.998%, due 11/20/40	3,485,447	3,458,268
Series 1, Class A-1
4.05%, due 7/20/41	27,577,618	27,119,931
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
Series A
5.00%, due 10/1/36	1,150,000	1,236,974
Series A
5.25%, due 10/1/44	1,505,000	1,579,337
	Principal Amount	Value

Other Revenue (continued)
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds (continued)
Series A
5.25%, due 10/1/45	$ 1,115,000	$ 1,162,480
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
4.375%, due 9/1/53 (c)(d)	5,000,000	5,202,793
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (d)	6,000,000	6,037,064
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds
2.875%, due 7/1/43 (a)(c)(d)	4,000,000	3,993,832
California State Public Works Board, May Lee State Office Complex, Revenue Bonds
Series A
5.00%, due 4/1/45	3,245,000	3,509,351
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series A
5.00%, due 9/1/35	3,000,000	3,492,401
Series D
5.00%, due 11/1/36	3,190,000	3,644,101
Series C
5.00%, due 11/1/37	1,500,000	1,723,861
Series A
5.00%, due 9/1/44	3,525,000	3,892,922
Series C
5.00%, due 11/1/44	2,750,000	3,041,464
Series D
5.00%, due 11/1/46	5,000,000	5,341,940
Series A
5.00%, due 9/1/50	2,075,000	2,187,727
California Statewide Communities Development Authority, Front Porch Communities & Services Obligated Group, Revenue Bonds
Series A
4.00%, due 4/1/42	2,000,000	1,939,672
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
California Statewide Communities Development Authority, HR Ontario Hotel Project, Revenue Bonds (a)
Series A
6.00%, due 9/2/40	$ 1,135,000	$ 1,155,072
Series A
6.125%, due 9/2/48	1,880,000	1,902,931
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,230,000	1,253,761
Central Valley Energy Authority, Revenue Bonds
5.00%, due 8/1/34	4,000,000	4,257,530
City of Victorville, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,224,474
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	2,000,000	1,367,096
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	4,355,517	2,313,868
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (a)	2,000,000	1,650,507
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (a)	1,250,000	877,381
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,003,209
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.50%, due 6/1/50	3,175,000	3,448,876
Series B, Insured: AG
5.50%, due 6/1/55	3,230,000	3,460,911
	Principal Amount	Value

Other Revenue (continued)
Golden State Connect Authority, Broadband Project, Revenue Bonds
6.50%, due 12/1/60 (a)	$ 3,750,000	$ 3,687,788
Inglewood Joint Powers Authority, Inglewood Main Library Renovation Project, Revenue Bonds
Insured: BAM
5.00%, due 8/1/44	1,565,000	1,707,859
Los Angeles County Public Works Financing Authority, Revenue Bonds
Series H
5.50%, due 12/1/53	6,125,000	6,724,684
Series J
5.50%, due 12/1/54	5,000,000	5,525,737
Los Angeles County Public Works Financing Authority, County of Los Angeles, Revenue Bonds
Series H
5.50%, due 12/1/49	10,005,000	11,083,911
Marina Joint Powers Financing Authority, Preston Park Apartments, Revenue Bonds
Insured: FNMA
3.40%, due 3/1/36	2,875,000	2,907,251
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	4,310,000	4,445,902
Series A
5.00%, due 10/1/32	3,140,000	3,268,069
Series A
5.00%, due 10/1/39	3,495,000	3,583,241
M-S-R Energy Authority, Revenue Bonds
Series A
6.50%, due 11/1/39	5,310,000	6,434,580
M-S-R Energy Authority, Santa Clara, Revenue Bonds
Series B
7.00%, due 11/1/34	950,000	1,137,390
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series A
5.00%, due 5/1/43	1,000,000	1,086,848

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Municipal Improvement Corp. of Los Angeles, Los Angeles Convention Center, Revenue Bonds
Series A
5.50%, due 5/1/55	$ 7,000,000	$ 7,508,260
New Hampshire Business Finance Authority, Revenue Bonds
Series 4, Class A
3.581%, due 7/20/39 (c)	4,941,059	4,804,201
Northern California Sanitation Agencies Financing Authority, Sacramento Area Sewer District, Revenue Bonds
3.00%, due 12/1/34	3,175,000	3,150,643
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	4,750,000	4,974,723
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/27	5,000,000	4,819,865
Series A-1
(zero coupon), due 7/1/46	12,530,000	4,488,718
Series A-1
(zero coupon), due 7/1/51	5,390,000	1,413,200
Series A-2B
4.55%, due 7/1/40	1,871,000	1,873,836
Series A-1
4.75%, due 7/1/53	5,866,000	5,610,828
Series A-2
4.784%, due 7/1/58	4,707,000	4,499,802
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	4,659,000	4,617,822
Series A-1
5.00%, due 7/1/58	2,991,078	2,915,118
San Diego Public Facilities Financing Authority, Revenue Bonds
Series A
5.00%, due 10/15/40	2,500,000	2,863,364
Series A
5.00%, due 10/15/41	2,640,000	2,992,533
	Principal Amount	Value

Other Revenue (continued)
San Diego Public Facilities Financing Authority, Revenue Bonds (continued)
Series A
5.00%, due 10/15/42	$ 2,500,000	$ 2,807,615
San Diego Public Facilities Financing Authority, Capital Improvement Project, Revenue Bonds
Series A
5.00%, due 10/15/41	1,500,000	1,681,961
San Francisco Bay Area Rapid Transit District, Revenue Bonds
Series A
3.00%, due 7/1/44	6,900,000	5,796,832
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/1/40	2,435,000	2,559,407
Southern California Public Power Authority, National Gas Project, Revenue Bonds
Series A
4.099%, due 11/1/38	2,500,000	2,434,778
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,578,451
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/34	4,800,000	5,238,180
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp., Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	3,000,000	2,614,105
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	10,000,000	1,829,801
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	$ 1,200,000	$ 1,203,519
Series A
5.00%, due 10/1/32	950,000	948,673
		409,876,209
Transportation 12.6%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	3,000,000	2,080,736
Bay Area Toll Authority, Revenue Bonds
Series F-1
5.00%, due 4/1/44	3,775,000	4,458,047
Series F-1
5.00%, due 4/1/48	5,465,000	5,863,233
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien (d)
Series B
5.25%, due 7/1/44	4,250,000	4,580,373
Series B
5.25%, due 7/1/54	6,000,000	6,209,746
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A, Insured: AG
3.50%, due 12/31/35 (d)	2,430,000	2,335,982
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project, Revenue Bonds
Series A
5.50%, due 9/1/56	7,420,000	7,978,099
City of Long Beach, Airport, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/33	550,000	627,787
Series A, Insured: AG
5.00%, due 6/1/34	410,000	465,583
Series A, Insured: AG
5.00%, due 6/1/36	800,000	899,400
Series A, Insured: AG
5.00%, due 6/1/38	750,000	832,139
	Principal Amount	Value

Transportation (continued)
City of Long Beach, Airport, Revenue Bonds (continued)
Series A, Insured: AG
5.00%, due 6/1/39	$ 500,000	$ 552,484
City of Long Beach, Alamitos Bay Marina Project, Revenue Bonds
5.00%, due 5/15/26	1,245,000	1,246,049
5.00%, due 5/15/27	1,265,000	1,294,892
5.00%, due 5/15/28	1,430,000	1,496,242
5.00%, due 5/15/29	1,000,000	1,067,402
5.00%, due 5/15/41	1,000,000	1,097,878
5.00%, due 5/15/42	1,200,000	1,305,761
City of Los Angeles, Department of Airports, Revenue Bonds
Series F
5.00%, due 5/15/29 (d)	9,095,000	9,672,433
Series D
5.00%, due 5/15/30 (d)	3,000,000	3,180,793
Series B
5.00%, due 5/15/34 (d)	4,625,000	4,783,952
Series D
5.00%, due 5/15/42	9,000,000	10,132,772
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (d)
Series C
5.00%, due 5/15/29	5,000,000	5,317,445
Series G
5.50%, due 5/15/35	1,750,000	1,951,513
Series G
5.50%, due 5/15/39	1,375,000	1,504,366
Series G
5.50%, due 5/15/40	4,000,000	4,363,658
Series H
5.50%, due 5/15/47	4,100,000	4,323,079
County of Sacramento, Airport System, Revenue Bonds
Series B
5.00%, due 7/1/39	1,535,000	1,766,221
Series B
5.00%, due 7/1/40	5,295,000	6,059,756
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A, Insured: AG
5.50%, due 1/15/31 (b)	2,000,000	2,260,010

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/30 (d)	$ 1,855,000	$ 1,988,163
Port of Oakland, Revenue Bonds (d)
Series H
5.00%, due 5/1/29	5,000	5,342
Series H
5.00%, due 5/1/29	1,895,000	2,001,648
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (d)
Series B
5.00%, due 7/1/31	3,500,000	3,827,023
Series B
5.25%, due 7/1/36	3,370,000	3,771,659
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series E
5.00%, due 5/1/46	5,000,000	5,403,061
Series E
5.00%, due 5/1/50 (d)	3,460,000	3,460,302
Series A
5.25%, due 5/1/42 (d)	5,000,000	5,448,342
Series A
5.25%, due 5/1/44 (d)	6,340,000	6,815,760
Series A
5.50%, due 5/1/55 (d)	7,000,000	7,444,375
Series D
5.50%, due 5/1/55 (d)	8,000,000	8,501,806
Series C
5.75%, due 5/1/48 (d)	14,300,000	15,444,192
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	1,660,000	1,660,992
Series B
5.25%, due 1/15/49	300,000	300,146
		165,780,642
	Principal Amount	Value

Utilities 4.7%
City of Riverside, Electric, Revenue Bonds
Series A
5.00%, due 10/1/41	$ 550,000	$ 611,776
Series A
5.00%, due 10/1/42	515,000	568,506
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	1,230,000	1,257,530
Series A
5.00%, due 10/1/33	1,000,000	1,018,027
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/30	1,000,000	1,080,932
Series A
5.00%, due 7/1/31	1,500,000	1,643,159
Series A
5.00%, due 7/1/32	1,500,000	1,662,166
Series A
5.00%, due 7/1/33	1,900,000	2,124,253
Series B
5.25%, due 7/1/53	8,055,000	8,327,439
Series D
5.25%, due 7/1/54	5,500,000	5,711,144
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,694,236
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	460,000	457,858
Series TT
5.00%, due 7/1/37 (e)(f)	4,200,000	2,966,250
Series A
5.00%, due 7/1/42 (e)(f)	4,000,000	2,825,000
Series XX
5.25%, due 7/1/40 (e)(f)	1,000,000	706,250
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,711,860
Series M
5.00%, due 11/15/44	2,750,000	3,014,907
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utilities (continued)
Sacramento Municipal Utility District, Revenue Bonds (continued)
Series K
5.00%, due 8/15/48	$ 2,880,000	$ 3,058,671
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1, Insured: BAM
5.00%, due 7/1/37	915,000	1,023,206
Series 1, Insured: BAM
5.00%, due 7/1/38	1,175,000	1,305,118
Series 2
5.00%, due 7/1/53 (c)	1,250,000	1,311,959
Series 1, Insured: BAM
5.25%, due 7/1/46	5,855,000	6,235,134
Series 1, Insured: BAM
5.25%, due 7/1/49	7,500,000	7,905,266
		61,220,647
Water & Sewer 7.3%
City of Los Angeles, Wastewater System, Revenue Bonds
Series C
5.00%, due 6/1/34	4,500,000	5,297,953
Series A
5.00%, due 6/1/43	5,130,000	5,722,176
City of Riverside, Sewer, Revenue Bonds
Series A
5.00%, due 8/1/35	1,600,000	1,898,737
Series A
5.00%, due 8/1/36	3,750,000	4,397,637
City of San Francisco, Public Utilities Commission Water, Revenue Bonds
Series A
5.00%, due 11/1/39	1,000,000	1,143,797
Series F
5.00%, due 11/1/39	4,000,000	4,807,471
Series A
5.00%, due 11/1/43	400,000	445,825
Series A
5.25%, due 11/1/48	4,000,000	4,329,568
East Bay Municipal Utility District, Water System, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,353,293
	Principal Amount	Value

Water & Sewer (continued)
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series A-1
3.125%, due 9/1/26	$ 2,550,000	$ 2,548,662
Guam Government Waterworks Authority, Revenue Bonds
Series A
5.00%, due 7/1/34	780,000	861,472
Series A
5.50%, due 7/1/44	1,000,000	1,079,918
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 1/1/50	1,500,000	1,523,433
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 7/1/37	1,000,000	1,077,440
Series C
5.00%, due 7/1/43	3,750,000	4,039,758
Series A
5.25%, due 7/1/53	1,000,000	1,035,970
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (a)	1,330,000	1,391,542
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	8,000,000	8,276,498
Series A
5.00%, due 7/1/37	4,800,000	5,005,602
Series A
5.00%, due 7/1/47	16,295,000	16,201,677
San Diego Public Facilities Financing Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/1/49	3,380,000	3,627,476
Santa Clara Valley Water District, Revenue Bonds
Series A
5.00%, due 6/1/42	4,995,000	5,668,087

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay California Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Water & Sewer (continued)
Santa Clara Valley Water District, Revenue Bonds (continued)
Series A
5.00%, due 6/1/43	$ 4,000,000	$ 4,491,516
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,039,879
State of California Department of Water Resources, 2026 General Bond Resolution, Revenue Bonds
Series A
5.00%, due 12/1/46	2,445,000	2,681,220
State of California Department of Water Resources, Central Valley Project, Revenue Bonds
Series A
5.00%, due 12/1/45	2,000,000	2,213,499
		95,160,106
Total Long-Term Municipal Bonds (Cost $1,216,679,783)		1,244,136,595
Short-Term Municipal Notes 2.0%
General 0.8%
Nuveen California AMT-Free Quality Municipal Income Fund
Series A
3.54%, due 10/1/47 (a)(g)	10,900,000	10,900,000
Hospital 0.4%
California Health Facilities Financing Authority, Adventist Health System, Revenue Bonds
Series B
3.10%, due 3/1/41 (g)	5,100,000	5,100,000
Utilities 0.6%
Southern California Public Power Authority, Magnolia Power Project A, Revenue Bonds
Series 3
3.10%, due 7/1/36 (g)	6,900,000	6,900,000
	Principal Amount	Value

Utilities (continued)
Tender Option Bond Trust Receipts, Revenue Bonds
Insured: BAM
3.14%, due 7/1/46 (a)(g)	$ 1,320,000	$ 1,320,000
		8,220,000
Water & Sewer 0.2%
Metropolitan Water District of Southern California, Revenue Bonds
Series B-1
2.35%, due 7/1/47 (g)	2,300,000	2,300,000
Total Short-Term Municipal Notes (Cost $26,520,000)		26,520,000
Total Municipal Bonds (Cost $1,243,199,783)		1,270,656,595

	Shares
Short-Term Investment 1.8%
Unaffiliated Investment Company 1.8%
Dreyfus Government Cash Management - Institutional Shares, 3.507% (h)	23,827,214	23,827,214
Total Short-Term Investment (Cost $23,827,214)		23,827,214
Total Investments (Cost $1,267,026,997)	98.7%	1,294,483,809
Other Assets, Less Liabilities	1.3	16,847,761
Net Assets	100.0%	$ 1,311,331,570

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(d)	Interest on these securities is subject to alternative minimum tax.
(e)	Issue in default.
(f)	Issue in non-accrual status.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of April 30, 2026.
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Ultra Bonds	(190)	June 2026	$ (22,864,851)	$ (21,855,938)	$ 1,008,913

1.	As of April 30, 2026, cash in the amount of $978,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FNMA—Federal National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,244,136,595	$ —	$ 1,244,136,595
Short-Term Municipal Notes	—	26,520,000	—	26,520,000
Total Municipal Bonds	—	1,270,656,595	—	1,270,656,595
Short-Term Investment
Unaffiliated Investment Company	23,827,214	—	—	23,827,214
Total Investments in Securities	23,827,214	1,270,656,595	—	1,294,483,809
Other Financial Instruments
Futures Contracts (b)	1,008,913	—	—	1,008,913
Total Investments in Securities and Other Financial Instruments	$ 24,836,127	$ 1,270,656,595	$ —	$ 1,295,492,722

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay California Muni Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $1,267,026,997)	$1,294,483,809
Cash collateral on deposit at broker for futures contracts	978,500
Receivables:
Interest	16,495,981
Investment securities sold	6,030,554
Fund shares sold	2,553,226
Other assets	51,244
Total assets	1,320,593,314
Liabilities
Payables:
Investment securities purchased	5,387,336
Fund shares redeemed	2,563,485
Manager (See Note 3)	470,375
Distribution/Service fees (See Note 3)	106,893
Transfer agent (See Note 3)	57,308
Professional fees	30,399
Custodian	22,896
Trustees	1,537
Variation margin on futures contracts	4
Distributions payable	621,511
Total liabilities	9,261,744
Net assets	$1,311,331,570
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$136,499
Additional paid-in-capital	1,435,595,456
1,435,731,955
Total distributable earnings (loss)	(124,400,385)
Net assets	$1,311,331,570
Class A
Net assets applicable to outstanding shares	$466,524,089
Shares of beneficial interest outstanding	48,566,866
Net asset value per share outstanding	$9.61
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.91
Investor Class
Net assets applicable to outstanding shares	$305,823
Shares of beneficial interest outstanding	31,832
Net asset value per share outstanding	$9.61
Maximum sales charge (2.50% of offering price)	0.25
Maximum offering price per share outstanding	$9.86
Class C
Net assets applicable to outstanding shares	$20,738,643
Shares of beneficial interest outstanding	2,158,613
Net asset value and offering price per share outstanding	$9.61
Class C2
Net assets applicable to outstanding shares	$3,756,827
Shares of beneficial interest outstanding	390,931
Net asset value and offering price per share outstanding	$9.61
Class I
Net assets applicable to outstanding shares	$766,010,266
Shares of beneficial interest outstanding	79,737,376
Net asset value and offering price per share outstanding	$9.61
Class R6
Net assets applicable to outstanding shares	$53,995,922
Shares of beneficial interest outstanding	5,613,313
Net asset value and offering price per share outstanding	$9.62

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$26,677,638
Expenses
Manager (See Note 3)	2,882,573
Distribution/Service—Class A (See Note 3)	592,651
Distribution/Service—Investor Class (See Note 3)	410
Distribution/Service—Class C (See Note 3)	54,504
Distribution/Service—Class C2 (See Note 3)	12,117
Transfer agent (See Note 3)	176,934
Professional fees	85,592
Custodian	50,803
Shareholder communication	31,801
Registration	22,130
Trustees	19,212
Miscellaneous	25,868
Total expenses before waiver/reimbursement	3,954,595
Expense waiver/reimbursement from Manager (See Note 3)	(43,697)
Net expenses	3,910,898
Net investment income (loss)	22,766,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	5,471,630
Futures transactions	1,390,848
Net realized gain (loss)	6,862,478
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(10,403,183)
Futures contracts	833,828
Net change in unrealized appreciation (depreciation)	(9,569,355)
Net realized and unrealized gain (loss)	(2,706,877)
Net increase (decrease) in net assets resulting from operations	$20,059,863
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay California Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$22,766,740	$44,885,503
Net realized gain (loss)	6,862,478	(20,816,318)
Net change in unrealized appreciation (depreciation)	(9,569,355)	8,200,472
Net increase (decrease) in net assets resulting from operations	20,059,863	32,269,657
Distributions to shareholders:
Class A	(7,794,624)	(15,865,837)
Investor Class	(5,339)	(12,377)
Class C	(326,924)	(835,447)
Class C2	(53,059)	(106,922)
Class I	(13,199,973)	(25,364,534)
Class R6	(843,249)	(1,459,724)
	(22,223,168)	(43,644,841)
Distributions to shareholders from return of capital:
Class A	—	(695,082)
Investor Class	—	(542)
Class C	—	(36,601)
Class C2	—	(4,684)
Class I	—	(1,111,220)
Class R6	—	(63,951)
	—	(1,912,080)
Total distributions to shareholders	(22,223,168)	(45,556,921)
Capital share transactions:
Net proceeds from sales of shares	186,066,756	454,382,489
Net asset value of shares issued to shareholders in reinvestment of distributions	18,462,366	37,464,951
Cost of shares redeemed	(199,491,314)	(455,576,839)
Increase (decrease) in net assets derived from capital share transactions	5,037,808	36,270,601
Net increase (decrease) in net assets	2,874,503	22,983,337
Net Assets
Beginning of period	1,308,457,067	1,285,473,730
End of period	$1,311,331,570	$1,308,457,067
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.62	$9.73	$9.00	$9.02	$10.94	$10.75
Net investment income (loss) (a)	0.16	0.32	0.32	0.30	0.23	0.20
Net realized and unrealized gain (loss)	(0.01)	(0.10)	0.76	0.01	(1.87)	0.23
Total from investment operations	0.15	0.22	1.08	0.31	(1.64)	0.43
Less distributions:
From net investment income	(0.16)	(0.32)	(0.35)	(0.33)	(0.28)	(0.24)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.16)	(0.33)	(0.35)	(0.33)	(0.28)	(0.24)
Net asset value at end of period	$9.61	$9.62	$9.73	$9.00	$9.02	$10.94
Total investment return (b)	1.54%	2.33%	12.03%	3.34%	(15.22)%	4.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.37%††	3.39%	3.30%	3.16%	2.23%	1.80%
Net expenses (c)	0.75%††	0.75%	0.75%	0.75%	0.75%	0.74%
Expenses (before waiver/reimbursement) (c)	0.76%††	0.76%	0.76%	0.77%	0.76%	0.76%
Portfolio turnover rate	34%(d)	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of period (in 000’s)	$466,524	$487,395	$485,253	$389,291	$395,405	$444,628

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay California Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.62	$9.73	$9.00	$9.02	$10.94	$10.76
Net investment income (loss) (a)	0.16	0.32	0.32	0.30	0.22	0.18
Net realized and unrealized gain (loss)	(0.01)	(0.11)	0.75	0.01	(1.86)	0.24
Total from investment operations	0.15	0.21	1.07	0.31	(1.64)	0.42
Less distributions:
From net investment income	(0.16)	(0.31)	(0.34)	(0.33)	(0.28)	(0.24)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.16)	(0.32)	(0.34)	(0.33)	(0.28)	(0.24)
Net asset value at end of period	$9.61	$9.62	$9.73	$9.00	$9.02	$10.94
Total investment return (b)	1.52%	2.30%	11.99%	3.31%	(15.24)%	3.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.33%††	3.36%	3.28%	3.14%	2.22%	1.61%
Net expenses (c)	0.78%††	0.78%	0.78%	0.78%	0.77%	0.76%
Expenses (before waiver/reimbursement) (c)	0.79%††	0.79%	0.79%	0.80%	0.78%	0.78%
Portfolio turnover rate	34%(d)	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of period (in 000's)	$306	$361	$372	$433	$493	$554

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.62	$9.73	$9.00	$9.02	$10.94	$10.76
Net investment income (loss) (a)	0.15	0.30	0.29	0.27	0.20	0.17
Net realized and unrealized gain (loss)	(0.02)	(0.11)	0.76	0.02	(1.87)	0.22
Total from investment operations	0.13	0.19	1.05	0.29	(1.67)	0.39
Less distributions:
From net investment income	(0.14)	(0.29)	(0.32)	(0.31)	(0.25)	(0.21)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.14)	(0.30)	(0.32)	(0.31)	(0.25)	(0.21)
Net asset value at end of period	$9.61	$9.62	$9.73	$9.00	$9.02	$10.94
Total investment return (b)	1.39%	2.04%	11.71%	3.05%	(15.45)%	3.67%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.08%††	3.10%	3.02%	2.89%	1.93%	1.54%
Net expenses (c)	1.03%††	1.03%	1.03%	1.03%	1.02%	1.01%
Expenses (before waiver/reimbursement) (c)	1.04%††	1.04%	1.04%	1.05%	1.03%	1.03%
Portfolio turnover rate	34%(d)	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of period (in 000’s)	$20,739	$23,800	$31,891	$30,932	$34,742	$58,263

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay California Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C2	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.62	$9.73	$9.00	$9.02	$10.94	$10.75
Net investment income (loss) (a)	0.14	0.28	0.28	0.26	0.19	0.28
Net realized and unrealized gain (loss)	(0.01)	(0.10)	0.76	0.01	(1.88)	0.11
Total from investment operations	0.13	0.18	1.04	0.27	(1.69)	0.39
Less distributions:
From net investment income	(0.14)	(0.28)	(0.31)	(0.29)	(0.23)	(0.20)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.14)	(0.29)	(0.31)	(0.29)	(0.23)	(0.20)
Net asset value at end of period	$9.61	$9.62	$9.73	$9.00	$9.02	$10.94
Total investment return (b)	1.32%	1.89%	11.55%	2.89%	(15.58)%	3.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.93%††	2.96%	2.86%	2.74%	1.86%	2.56%
Net expenses (c)	1.18%††	1.18%	1.18%	1.18%	1.17%	1.16%
Expenses (before waiver/reimbursement) (c)	1.19%††	1.19%	1.19%	1.20%	1.18%	1.18%
Portfolio turnover rate	34%(d)	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of period (in 000’s)	$3,757	$3,688	$3,558	$2,168	$361	$275

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.62	$9.73	$9.00	$9.02	$10.94	$10.76
Net investment income (loss) (a)	0.17	0.35	0.34	0.32	0.25	0.23
Net realized and unrealized gain (loss)	(0.01)	(0.11)	0.76	0.02	(1.87)	0.22
Total from investment operations	0.16	0.24	1.10	0.34	(1.62)	0.45
Less distributions:
From net investment income	(0.17)	(0.34)	(0.37)	(0.36)	(0.30)	(0.27)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.17)	(0.35)	(0.37)	(0.36)	(0.30)	(0.27)
Net asset value at end of period	$9.61	$9.62	$9.73	$9.00	$9.02	$10.94
Total investment return (b)	1.66%	2.58%	12.31%	3.60%	(15.01)%	4.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.62%††	3.63%	3.54%	3.41%	2.46%	2.05%
Net expenses (c)	0.50%††	0.50%	0.50%	0.50%	0.50%	0.49%
Expenses (before waiver/reimbursement) (c)	0.51%††	0.51%	0.51%	0.52%	0.51%	0.51%
Portfolio turnover rate	34%(d)	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of period (in 000’s)	$766,010	$746,275	$725,496	$572,918	$555,049	$776,207

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay California Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.63	$9.74	$9.00	$9.03	$10.94	$10.76
Net investment income (loss) (a)	0.17	0.35	0.35	0.33	0.26	0.21
Net realized and unrealized gain (loss)	(0.01)	(0.11)	0.76	—‡	(1.87)	0.24
Total from investment operations	0.16	0.24	1.11	0.33	(1.61)	0.45
Less distributions:
From net investment income	(0.17)	(0.34)	(0.37)	(0.36)	(0.30)	(0.27)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	(0.17)	(0.35)	(0.37)	(0.36)	(0.30)	(0.27)
Net asset value at end of period	$9.62	$9.63	$9.74	$9.00	$9.03	$10.94
Total investment return (b)	1.67%	2.60%	12.44%	3.49%	(14.90)%	4.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.62%††	3.64%	3.54%	3.43%	2.57%	1.86%
Net expenses (c)	0.48%††	0.48%	0.48%	0.48%	0.49%	0.47%
Expenses (before waiver/reimbursement) (c)	0.48%††	0.48%	0.48%	0.48%	0.49%	0.49%
Portfolio turnover rate	34%(d)	80%(d)	40%(d)	66%	70%(d)	17%(d)
Net assets at end of period (in 000’s)	$53,996	$46,937	$38,904	$6,185	$5,542	$1,759

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay California Muni Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 28, 2013
Investor Class	February 28, 2013
Class C	February 28, 2013
Class C2	August 31, 2020
Class I	February 28, 2013
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C and Class C2 shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and California income taxes.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

28	NYLI MacKay California Muni Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in
29

Notes to Financial Statements (Unaudited) (continued)
consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

30	NYLI MacKay California Muni Fund

(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of April 30, 2026, that represent 8.2% of the Fund’s net assets, of which 4.0% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2026, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example, labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party
31

Notes to Financial Statements (Unaudited) (continued)
service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$1,008,913
Total Fair Value	$1,008,913

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$1,390,848
Total Net Realized Gain (Loss)	$1,390,848

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$833,828
Total Net Change in Unrealized Appreciation (Depreciation)	$833,828

Average Notional Amount	Total
Futures Contracts Short	$(35,661,107)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% up to $1 billion; 0.43% from $1 billion up to $3 billion and 0.42% in excess of $3 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.45% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class, Class C, Class C2 and Class I shares. New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.

32	NYLI MacKay California Muni Fund

During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $2,882,573 and waived fees and/or reimbursed expenses in the amount of $43,697 and paid the Subadvisor fees in the amount of $1,419,452.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $1,396 and $23, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $29,538 and $2,507, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution
Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$65,061	$—
Investor Class	106	—
Class C	7,062	—
Class C2	1,209	—
Class I	102,543	—
Class R6	953	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$25,736	0.7%
Class R6	27,563	0.1
33

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,268,098,021	$31,899,372	$(5,513,584)	$26,385,788
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $150,643,616, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$67,802	$82,842
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$2,343,663
Return of Capital	1,912,080
Exempt Interest Dividends	41,301,178
Total	$45,556,921
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $430,574 and $455,674, respectively.

34	NYLI MacKay California Muni Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	4,405,688	$42,464,192
Shares issued to shareholders in reinvestment of distributions	734,568	7,075,526
Shares redeemed	(7,188,660)	(69,214,917)
Net increase (decrease) in shares outstanding before conversion	(2,048,404)	(19,675,199)
Shares converted into Class A (See Note 1)	11,646	112,168
Shares converted from Class A (See Note 1)	(60,624)	(587,668)
Net increase (decrease)	(2,097,382)	$(20,150,699)
Year ended October 31, 2025:
Shares sold	12,525,965	$119,009,682
Shares issued to shareholders in reinvestment of distributions	1,565,676	14,911,530
Shares redeemed	(13,338,414)	(127,070,686)
Net increase (decrease) in shares outstanding before conversion	753,227	6,850,526
Shares converted into Class A (See Note 1)	32,557	315,321
Net increase (decrease)	785,784	$7,165,847

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	846	$8,146
Shares issued to shareholders in reinvestment of distributions	525	5,053
Shares redeemed	(5,200)	(50,155)
Net increase (decrease) in shares outstanding before conversion	(3,829)	(36,956)
Shares converted into Investor Class (See Note 1)	866	8,388
Shares converted from Investor Class (See Note 1)	(2,771)	(26,660)
Net increase (decrease)	(5,734)	$(55,228)
Year ended October 31, 2025:
Shares sold	2,236	$21,397
Shares issued to shareholders in reinvestment of distributions	1,314	12,513
Shares redeemed	(4,997)	(47,785)
Net increase (decrease) in shares outstanding before conversion	(1,447)	(13,875)
Shares converted into Investor Class (See Note 1)	6,072	58,266
Shares converted from Investor Class (See Note 1)	(5,340)	(50,448)
Net increase (decrease)	(715)	$(6,057)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	155,872	$1,504,063
Shares issued to shareholders in reinvestment of distributions	30,441	293,206
Shares redeemed	(500,410)	(4,811,875)
Net increase (decrease) in shares outstanding before conversion	(314,097)	(3,014,606)
Shares converted from Class C (See Note 1)	(866)	(8,388)
Net increase (decrease)	(314,963)	$(3,022,994)
Year ended October 31, 2025:
Shares sold	491,381	$4,688,820
Shares issued to shareholders in reinvestment of distributions	79,860	761,538
Shares redeemed	(1,344,306)	(12,811,308)
Net increase (decrease) in shares outstanding before conversion	(773,065)	(7,360,950)
Shares converted from Class C (See Note 1)	(30,723)	(298,431)
Net increase (decrease)	(803,788)	$(7,659,381)

Class C2	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	42,882	$414,730
Shares issued to shareholders in reinvestment of distributions	5,508	53,059
Shares redeemed	(40,659)	(393,419)
Net increase (decrease)	7,731	$74,370
Year ended October 31, 2025:
Shares sold	77,043	$735,526
Shares issued to shareholders in reinvestment of distributions	11,717	111,605
Shares redeemed	(71,185)	(678,857)
Net increase (decrease)	17,575	$168,274

35

Notes to Financial Statements (Unaudited) (continued)
Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	13,061,481	$125,792,116
Shares issued to shareholders in reinvestment of distributions	1,108,734	10,679,416
Shares redeemed	(12,052,742)	(115,920,951)
Net increase (decrease) in shares outstanding before conversion	2,117,473	20,550,581
Shares converted into Class I (See Note 1)	60,624	587,668
Shares converted from Class I (See Note 1)	(8,875)	(85,508)
Net increase (decrease)	2,169,222	$21,052,741
Year ended October 31, 2025:
Shares sold	31,019,566	$294,051,320
Shares issued to shareholders in reinvestment of distributions	2,225,423	21,200,137
Shares redeemed	(30,242,162)	(287,147,454)
Net increase (decrease) in shares outstanding before conversion	3,002,827	28,104,003
Shares converted into Class I (See Note 1)	559	5,505
Shares converted from Class I (See Note 1)	(2,566)	(24,708)
Net increase (decrease)	3,000,820	$28,084,800

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,647,759	$15,883,509
Shares issued to shareholders in reinvestment of distributions	36,934	356,106
Shares redeemed	(943,587)	(9,099,997)
Net increase (decrease)	741,106	$7,139,618
Year ended October 31, 2025:
Shares sold	3,770,832	$35,875,744
Shares issued to shareholders in reinvestment of distributions	49,186	467,628
Shares redeemed	(2,940,937)	(27,820,749)
Net increase (decrease) in shares outstanding before conversion	879,081	8,522,623
Shares converted from Class R6 (See Note 1)	(559)	(5,505)
Net increase (decrease)	878,522	$8,517,118
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
36	NYLI MacKay California Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
37

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

38

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
39

history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
42

reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
43

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
44

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
45

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
46

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI MacKay High Yield Muni Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.8%
Long-Term Municipal Bonds 94.3%
Alabama 3.5%
Alabama Special Care Facilities Financing Authority, Methodist Home for the Aging, Revenue Bonds
Series 1
5.75%, due 6/1/45	$ 1,250,000	$ 1,221,819
Series 1
6.00%, due 6/1/50	2,000,000	1,935,581
Baldwin County Industrial Development Authority, Novelis Corp. Project, Revenue Bonds (a)(b)(c)
Series A
4.30%, due 3/1/56	14,375,000	14,098,920
Series A
5.00%, due 6/1/55	17,500,000	17,889,228
Black Belt Energy Gas District, Gas Project No. 7, Revenue Bonds
Series C-2
3.44%, due 10/1/52	22,720,000	22,731,446
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series A
5.00%, due 12/1/34	15,000,000	15,754,952
Chelsea Park Cooperative District, Special Assessment
5.00%, due 5/1/48	1,640,000	1,639,903
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	4,950,000	5,349,328
County of Jefferson, Sewer, Revenue Bonds
5.25%, due 10/1/41	3,535,000	3,852,050
5.25%, due 10/1/43	3,150,000	3,397,818
5.25%, due 10/1/44	17,100,000	18,358,717
5.25%, due 10/1/49	8,970,000	9,280,597
5.50%, due 10/1/53	15,975,000	16,686,245
Homewood Educational Building Authority, CHF - Horizons II LLC, Revenue Bonds
Series C
5.00%, due 10/1/56	1,000,000	947,346
	Principal Amount	Value

Alabama (continued)
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (b)(c)	$ 3,140,000	$ 3,470,675
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	17,360,000	17,948,379
Mobile County Industrial Development Authority, AM/NS Calvert LLC Project, Revenue Bonds (b)
Series B
4.75%, due 12/1/54	71,475,000	66,765,462
Series A
5.00%, due 6/1/54	13,500,000	13,104,927
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,780,000	4,491,303
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49 (d)(e)	6,000,000	3,780,000
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (c)	8,400,000	8,447,473
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (c)	9,000,000	9,222,676
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	71,405,000	71,938,317
		332,313,162
Alaska 0.2%
Alaska Industrial Development & Export Authority, Dena' Nena' Henash, Revenue Bonds
Series A
4.00%, due 10/1/49	15,440,000	13,609,105

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Alaska (continued)
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	$ 1,795,000	$ 1,846,594
Series A
5.00%, due 6/1/50	3,485,000	3,446,267
		18,901,966
Arizona 1.3%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,265,000	3,203,320
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,525,000	6,484,729
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	2,500,000	2,359,049
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,470,000	5,166,099
Series A
4.00%, due 11/1/46	1,000,000	931,227
Series A
4.00%, due 11/1/49	4,865,000	4,362,811
Series A
4.00%, due 11/1/51	3,405,000	2,999,556
Series A
4.25%, due 11/1/52	2,000,000	1,825,052
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	805,752
Series A
5.00%, due 10/1/45	1,875,000	1,827,545
	Principal Amount	Value

Arizona (continued)
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/51	$ 4,230,000	$ 3,477,548
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/51	1,420,000	1,167,404
Series B
4.00%, due 7/1/61	1,000,000	784,105
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada, Revenue Bonds
Series A
4.50%, due 7/15/29 (a)	1,000,000	975,313
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds (a)
Series A
4.75%, due 7/1/29	1,870,000	1,880,399
5.00%, due 7/1/54	7,165,000	6,187,497
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (a)
Series B
5.00%, due 3/1/37	3,030,000	3,032,828
Series B
5.00%, due 3/1/42	3,185,000	3,118,496
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 6/1/49	1,345,000	1,354,656
Series A, Insured: BAM
5.00%, due 6/1/54	4,155,000	4,178,502
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
5.00%, due 12/15/49 (a)	1,900,000	1,742,157

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (a)	$ 1,500,000	$ 1,359,780
Arizona Industrial Development Authority, Revenue Bonds
Series C
6.00%, due 7/1/29 (a)	2,200,000	2,184,905
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/37	2,640,000	2,694,238
6.00%, due 7/1/47	7,010,000	7,082,174
City of Phoenix, Basis Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	3,820,000	3,648,091
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,370,000	2,213,128
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	770,000	769,914
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (b)	2,000,000	1,691,929
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,150,000	7,009,185
Industrial Development Authority of the City of Phoenix Arizona (The), Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/54	1,330,000	1,257,387
	Principal Amount	Value

Arizona (continued)
Industrial Development Authority of the County of Pima (The), American Leadership Academy Project, Revenue Bonds (a)
4.00%, due 6/15/51	$ 3,815,000	$ 2,879,411
4.00%, due 6/15/57	5,685,000	4,133,205
5.625%, due 6/15/45	3,685,000	3,684,793
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	810,000	810,240
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds (a)
Series A
4.00%, due 7/1/51	530,000	424,415
Series A
4.00%, due 7/1/56	1,220,000	951,621
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	3,002,574
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series B
3.60%, due 4/1/40	8,650,000	8,088,950
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (b)(f)
Series A
5.50%, due 10/1/33 (a)	7,673,000	7,951,200
Series B
5.50%, due 10/1/33	2,000,000	2,072,514
		121,773,699
Arkansas 0.9%
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	609,186
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arkansas (continued)
Arkansas Development Finance Authority, United States Steel Corp. Project, Revenue Bonds (b)
Series B
4.25%, due 9/1/46 (a)(c)	$ 70,000,000	$ 69,793,241
5.70%, due 5/1/53	7,900,000	8,095,364
Fayetteville Public Facilities Board, Butterfield Trail Village Project, Revenue Bonds
5.25%, due 12/1/46	860,000	879,941
5.50%, due 12/1/54	1,000,000	1,018,854
5.50%, due 12/1/60	2,025,000	2,043,951
		82,440,537
California 5.5%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,492,943
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	1,097,609
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	1,010,430
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B
5.00%, due 3/1/36	24,000,000	25,113,790
Series C
5.25%, due 1/1/54 (c)	5,350,000	5,663,149
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	3,500,000	2,376,401
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A-1
4.00%, due 2/1/56 (a)	34,500,000	28,449,907
	Principal Amount	Value

California (continued)
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (a)	$ 856,741	$ 16,278
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp., Revenue Bonds
Series B-2
(zero coupon), due 6/1/55	10,250,000	1,692,342
California Enterprise Development Authority, Provident Group-Pomona Properties LLC, Revenue Bonds
Series A
5.00%, due 1/15/39	650,000	687,200
Series A
5.00%, due 1/15/45	1,000,000	1,017,947
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	250,000	264,708
Series A
4.00%, due 4/1/49	7,005,000	6,329,781
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,888,684
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	3,225,000	2,807,421
California Municipal Finance Authority, Ochard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/51	3,095,000	2,300,799
Insured: BAM
3.00%, due 5/15/54	1,500,000	1,081,106

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
Series A, Insured: AG
3.25%, due 12/31/32	$ 3,660,000	$ 3,510,500
Series A, Insured: AG
4.00%, due 12/31/47	9,380,000	8,621,868
Series A
5.00%, due 12/31/43	5,645,000	5,720,275
California Municipal Finance Authority, Republic Services, Inc., Revenue Bonds (b)(c)
Series A
3.875%, due 3/1/54	15,500,000	15,539,530
Series A
4.375%, due 9/1/53	3,750,000	3,902,094
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,566,556
California Municipal Finance Authority, Revenue Bonds
Series 1, Class A-2
4.05%, due 7/20/41 (c)	4,155,627	3,871,913
California Municipal Finance Authority, William Jessup University, Revenue Bonds (a)
5.00%, due 8/1/28	950,000	892,432
5.00%, due 8/1/48	2,675,000	1,783,261
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	2,665,000	2,545,069
California Municipal Finance Authority, Gateways Hospital and Mental Health Center, Revenue Bonds
Series A
5.00%, due 9/1/46	1,350,000	1,363,154
Series A
5.25%, due 9/1/55	1,875,000	1,895,809
	Principal Amount	Value

California (continued)
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 5/15/48	$ 19,250,000	$ 19,437,175
Insured: BAM
5.00%, due 5/15/51	15,570,000	15,678,065
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (a)	3,000,000	3,001,581
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc., Revenue Bonds
Series A
5.75%, due 12/1/55	3,000,000	3,130,161
California Public Finance Authority, Enso Village Project, Revenue Bonds
Series A
5.00%, due 11/15/46 (a)	750,000	704,141
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	5,265,000	5,431,800
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
Series B
7.50%, due 7/1/36 (a)	7,965,000	8,051,353
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (a)	2,910,000	2,313,465
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (a)	1,360,000	1,374,247
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (a)	$ 3,000,000	$ 2,896,008
California School Finance Authority, Teach Public Schools, Revenue Bonds
Series A
5.00%, due 6/1/58 (a)	2,000,000	1,810,449
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/59 (a)	1,800,000	1,644,730
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	7,200,000	6,757,060
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series A
4.00%, due 9/2/41	1,000,000	948,067
Series A
4.00%, due 9/2/51	995,000	847,057
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,164,147
5.00%, due 1/1/48	7,150,000	7,249,134
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/36	2,250,000	2,251,260
Series A
5.00%, due 6/1/46	2,000,000	1,985,424
	Principal Amount	Value

California (continued)
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (a)
Series A
5.00%, due 12/1/46	$ 17,190,000	$ 17,191,019
Series A
5.25%, due 12/1/56	3,970,000	3,969,951
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	1,077,532
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (b)	6,000,000	6,150,685
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,506,420
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (a)	1,500,000	1,025,322
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (a)	5,500,000	3,893,996
County of Placer, Community Facilities District No. 2017-1, Area No. 1, Special Tax
3.00%, due 9/1/41	1,000,000	816,529
4.00%, due 9/1/51	3,270,000	2,796,332
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (a)	2,750,000	1,905,354
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (a)	11,100,000	7,915,645

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A-2
4.00%, due 9/1/56 (a)	$ 10,060,000	$ 7,239,781
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A-2
4.00%, due 10/1/56 (a)	9,100,000	7,147,817
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds
Series A-2
4.00%, due 6/1/58 (a)	4,750,000	3,674,389
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AG-CR
3.50%, due 1/15/53	13,265,000	10,834,462
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AG-CR
4.00%, due 1/15/43	16,904,000	16,986,250
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	11,059,000	10,666,150
Series A, Insured: AG-CR
4.00%, due 1/15/46	27,795,000	27,133,685
Golden State Connect Authority, Broadband Project, Revenue Bonds
6.50%, due 12/1/60 (a)	5,000,000	4,917,050
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	144,295,000	14,248,511
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	13,260,000	12,116,806
	Principal Amount	Value

California (continued)
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/45	$ 11,880,000	$ 11,496,961
Series A
5.00%, due 7/1/61	58,600,000	51,975,264
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	246,450,000	19,105,716
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
3.369%, due 7/1/27	12,075,000	12,068,733
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,470,258
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/42	1,000,000	510,218
Series B, Insured: AG
(zero coupon), due 8/1/47	1,000,000	382,289
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (b)	11,160,000	9,613,415
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A, Insured: AG-CR
4.00%, due 1/15/50	4,550,000	4,247,409
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 8/1/47	24,400,000	8,550,848
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,466,144
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AG
(zero coupon), due 8/1/42	$ 8,780,000	$ 4,608,565
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,500,000	3,385,132
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,620,000	4,819,273
		522,092,191
Colorado 2.9%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	2,250,000	1,937,448
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,450,000	2,297,698
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	6,900,000	7,046,629
Series A
5.00%, due 10/1/43	7,025,000	7,131,240
Bent Grass Metropolitan District, Limited General Obligation
5.75%, due 12/1/54 (a)	4,250,000	4,367,883
Broadway Park North Metropolitan District No. 2, Limited General Obligation (a)
5.00%, due 12/1/40	1,000,000	1,004,470
5.00%, due 12/1/49	1,000,000	954,849
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,104,079
	Principal Amount	Value

Colorado (continued)
Centerra South Metropolitan District No. 1, Revenue Bonds (a)
Series A
5.625%, due 12/1/46	$ 12,480,000	$ 12,152,878
Series A
6.25%, due 12/1/55	5,000,000	5,057,473
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	3,300,000	3,139,838
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.00%, due 11/15/47	8,500,000	8,693,561
Series A
5.50%, due 11/15/53	7,700,000	8,028,696
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (a)	9,650,000	9,192,915
Colorado Educational & Cultural Facilities Authority, Denver School of Science & Technology, Inc., Revenue Bonds
Insured: BAM Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,315,145
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (a)	3,050,000	2,588,907
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,453,001
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,700,000	3,971,078
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,255,000	5,200,350

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.25%, due 1/15/64	$ 21,105,000	$ 18,390,528
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2, Insured: BAM
3.25%, due 8/1/49	11,600,000	9,067,842
Series A-1
4.00%, due 8/1/44	4,750,000	4,344,616
Series A-2
4.00%, due 8/1/49	21,105,000	18,172,914
Series A-2
5.00%, due 8/1/44	11,425,000	11,669,173
Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds
Series A
5.00%, due 12/1/48	10,565,000	10,481,133
Colorado Health Facilities Authority, Bethesda Project, Revenue Bonds
Series A-1
5.00%, due 9/15/53	12,500,000	11,859,416
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	3,750,000	3,763,732
Cottonwood Creek Metropolitan District No. 5, Limited General Obligation
(zero coupon), due 12/1/55 (a)(f)	5,000,000	4,023,455
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,752,792
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,251,494
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	4,120,373
	Principal Amount	Value

Colorado (continued)
E-470 Public Highway Authority, Revenue Bonds (continued)
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	$ 500,000	$ 442,608
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,414,212
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	665,684
Series A
(zero coupon), due 9/1/39	1,800,000	1,105,358
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	264,571
Series A
(zero coupon), due 9/1/40	3,450,000	2,015,518
Series A
(zero coupon), due 9/1/41	3,925,000	2,180,321
Evan's Place Metropolitan District, Limited General Obligation
Series A-3
5.00%, due 12/1/50	2,660,000	2,526,509
Flying Horse North Metropolitan District No. 5, Limited General Obligation
Series A
(zero coupon), due 12/1/55 (f)	3,870,000	2,886,263
Granary Metropolitan District No. 9, Special Assessment
5.45%, due 12/1/44 (a)	3,040,000	3,088,742
Green Gables Metropolitan District No. 2, Limited General Obligation
Series A, Insured: BAM
5.125%, due 12/1/53	675,000	682,289
Series A, Insured: BAM
5.25%, due 12/1/58	575,000	582,788
Green Valley Ranch East Metropolitan District No. 6, Limited General Obligation
Series A-3
5.875%, due 12/1/50	3,550,000	3,603,302
Green Valley Ranch East Metropolitan District No. 9, Limited General Obligation
Series A
(zero coupon), due 12/1/55 (f)	1,615,000	1,326,395
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	16,811,000	16,458,517
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Jones District Community Authority Board, Revenue Bonds
Series A
5.75%, due 12/1/50 (f)	$ 4,550,000	$ 4,502,666
Lafferty Canyon Metropolitan District, Limited General Obligation
Series A
5.625%, due 12/1/55	1,500,000	1,520,920
North Range Metropolitan District No. 3, Limited General Obligation
Series A-3
5.25%, due 12/1/50	1,000,000	1,004,748
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 12/1/37	2,790,000	2,801,303
Series A, Insured: AG
4.00%, due 12/1/46	10,000,000	9,322,371
Prairie Center Metropolitan District No. 3, Limited General Obligation
Series A
5.875%, due 12/15/46	2,125,000	2,242,924
Prairie Ridge Metropolitan District No. 1, Limited General Obligation
Series A
6.125%, due 12/1/55	3,545,000	3,573,520
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	2,005,049
Tailholt Metropolitan District No. 3, Limited General Obligation
Series A-2
(zero coupon), due 12/1/54 (f)	4,000,000	3,382,056
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	751,548
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A, Insured: AG-CR
4.125%, due 12/1/51 (a)	17,949,000	15,911,864
		277,797,652
	Principal Amount	Value

Connecticut 0.4%
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/40	$ 2,000,000	$ 1,962,413
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,124,573
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,550,000	4,944,098
Series N
4.00%, due 7/1/44	3,500,000	2,941,057
Series N
4.00%, due 7/1/49	500,000	390,324
Series N
5.00%, due 7/1/31	575,000	583,444
Series N
5.00%, due 7/1/33	475,000	479,136
Series N
5.00%, due 7/1/34	700,000	705,110
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	997,258
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (a)	400,000	402,547
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	5,535,000	5,320,222
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (a)	1,750,000	1,612,409

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (a)	$ 2,235,000	$ 2,117,640
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Issue, Revenue Bonds
Series A-1
5.00%, due 10/1/54 (a)	1,000,000	815,166
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (b)	3,535,000	3,207,256
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	1,370,000	1,371,264
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (a)
4.00%, due 4/1/31	700,000	709,565
4.00%, due 4/1/36	1,090,000	1,091,932
4.00%, due 4/1/41	1,785,000	1,727,673
4.00%, due 4/1/51	1,250,000	1,070,965
		33,574,052
Delaware 0.4%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,054,540
Series A
5.00%, due 7/1/48	2,735,000	2,598,990
Series A
5.00%, due 7/1/53	4,040,000	3,726,914
Series A
5.00%, due 7/1/58	8,100,000	7,342,462
	Principal Amount	Value

Delaware (continued)
Delaware State Economic Development Authority, Newark Charter School, Inc., Revenue Bonds
4.00%, due 9/1/51	$ 1,600,000	$ 1,314,478
5.00%, due 9/1/50	2,100,000	2,054,486
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.25%, due 11/15/53	4,790,000	4,826,169
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,180,118
5.00%, due 6/1/37	1,000,000	1,021,454
Delaware State Health Facilities Authority, Beebe Medical Center, Inc., Revenue Bonds
Insured: BAM
4.375%, due 6/1/48	9,300,000	8,424,893
		34,544,504
District of Columbia 1.5%
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	3,420,000	2,869,809
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,030,000	1,030,082
5.00%, due 10/1/45	5,055,000	4,820,082
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,421,404
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	4,110,000	3,698,405
District of Columbia, Methodist Home of the District of Columbia, Revenue Bonds
Series A
5.25%, due 1/1/39	605,000	589,742
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	$ 5,005,000	$ 2,799,880
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	99,895,000	88,563,770
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 10/1/52	4,000,000	3,517,999
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AG
4.00%, due 10/1/53	12,950,000	11,340,341
Metropolitan Washington Airports Authority, Dulles Metrorail and Capital Improvement Projects, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/53	1,000,000	853,878
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds (b)
Series A
5.00%, due 10/1/32	15,750,000	15,853,226
Series A
5.00%, due 10/1/46	7,795,000	7,988,500
		146,347,118
Florida 3.5%
Babcock Ranch Community Independent Special District, 2022 Project, Special Assessment
5.00%, due 5/1/53	7,335,000	6,997,725
	Principal Amount	Value

Florida (continued)
Brightshore Community Development District, Special Assessment
5.30%, due 5/1/46	$ 1,250,000	$ 1,230,575
5.70%, due 5/1/57	4,295,000	4,220,060
Buckhead Trails II Community Development District, Project, Special Assessment
5.50%, due 5/1/46	500,000	504,659
5.80%, due 5/1/56	1,000,000	1,002,089
Capital Projects Finance Authority, Provident Group - Continuum Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.00%, due 11/1/53	3,125,000	2,874,603
Capital Trust Agency, Inc., Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	1,430,454
Series A-1
5.00%, due 1/1/55 (a)	1,750,000	1,502,051
Capital Trust Agency, Inc., Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (a)	2,000,000	2,003,327
Capital Trust Authority Educational Facilities, St. Johns Classical Academy, Inc. Project, Revenue Bonds
Series A
5.25%, due 6/15/59 (a)	1,000,000	913,612
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	501,542
4.00%, due 5/1/51	845,000	690,149
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	165,812
4.00%, due 5/1/51	290,000	231,416

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Charlotte County Industrial Development Authority, MSKP Town & Country Utility LLC, Revenue Bonds
5.00%, due 10/1/49 (a)	$ 1,700,000	$ 1,662,945
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	2,931,437
Series B
5.625%, due 11/15/43	1,500,000	1,501,218
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,155,000	9,373,188
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	650,000	536,277
Series A
4.00%, due 9/1/56	4,915,000	3,948,118
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	7,900,000	6,616,872
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41	730,000	604,346
County of Osceola, Transportation, Revenue Bonds
Series A-1, Insured: AG-CR
4.00%, due 10/1/54	4,345,000	3,840,756
Series A-1
5.00%, due 10/1/44	11,000,000	11,151,605
County of Palm Beach, Palm Beach Atlantic University Project, Revenue Bonds
Series A
5.75%, due 10/1/65 (a)	10,500,000	10,789,620
Cypress Ridge Community Development District, Assessment Area One Project, Special Assessment
5.625%, due 5/1/43	990,000	1,029,422
5.875%, due 5/1/53	790,000	806,426
	Principal Amount	Value

Florida (continued)
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	$ 1,090,000	$ 991,660
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	3,030,000	2,576,703
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	1,385,000	1,218,284
Escambia County Health Facilities Authority, Baptist Hospital, Inc., Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 8/15/50	4,865,000	4,267,695
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 2/1/52	14,005,000	12,123,490
Series A
5.00%, due 2/1/40	2,600,000	2,666,381
Series A
5.00%, due 2/1/52	1,650,000	1,556,606
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,375,000	1,052,510
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (a)	4,755,000	4,755,343
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/47	1,700,000	1,641,300
Series A
5.00%, due 6/15/50	3,000,000	2,832,553
Series A
5.00%, due 6/15/52	1,275,000	1,192,245
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds (continued)
Series A
5.00%, due 6/15/55	$ 25,510,000	$ 23,633,859
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
5.00%, due 3/1/47	4,750,000	4,523,714
Florida Higher Educational Facilities Financing Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,515,000	5,323,801
Florida Higher Educational Facilities Financing Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,076,775
5.00%, due 3/1/49	1,630,000	1,181,301
Groves at Lake Marion Community Development District, Special Assessment
5.60%, due 12/15/55 (a)	700,000	698,195
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
3.50%, due 8/1/55	3,800,000	2,876,424
Series A
4.00%, due 8/1/50	13,005,000	11,443,354
Series A, Insured: BAM
4.00%, due 8/1/50	40,340,000	35,759,345
Series A
4.00%, due 8/1/55	52,185,000	44,926,604
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	545,000	456,451
4.00%, due 5/1/52	655,000	534,035
Lee County Industrial Development Authority, Revenue Bonds
Series A-1
4.00%, due 4/1/49	4,015,000	3,505,227
	Principal Amount	Value

Florida (continued)
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida Obligated Group, Revenue Bonds
Series A
5.25%, due 10/1/52	$ 1,850,000	$ 1,742,956
Madeira Community Development District, Assessment Area No. 2, Special Assessment
5.50%, due 5/1/45	900,000	913,479
5.80%, due 5/1/55	1,715,000	1,715,055
Miami Beach Health Facilities Authority, Mt Sinai Medical Center, Revenue Bonds
Series B
3.00%, due 11/15/51	4,190,000	3,035,593
5.00%, due 11/15/39	2,230,000	2,232,575
Middleton Community Development District A, 2024 Assessment Area, Special Assessment
4.55%, due 5/1/44	600,000	592,097
4.75%, due 5/1/55	1,150,000	1,063,310
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	495,000	463,132
3.50%, due 5/1/41	975,000	832,929
Mirada II Community Development District 2021, Capital Improvement, Special Assessment
4.00%, due 5/1/51	1,865,000	1,527,683
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	300,573
4.125%, due 5/1/52	365,000	304,879
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	456,998
4.00%, due 5/1/51	1,075,000	892,252
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
6.00%, due 10/1/36 (f)	3,700,000	4,257,202

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	$ 4,000,000	$ 3,840,032
Palm Beach County Health Facilities Authority, Lifespace Communities, Inc., Revenue Bonds
Series B
5.625%, due 5/15/61	4,000,000	4,023,185
PBR Community Development District, Special Assessment
Series A-1
5.00%, due 3/1/48	1,000,000	988,391
Series A-2
5.125%, due 3/1/56	645,000	628,115
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	3,030,000	2,911,200
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/39	1,750,000	1,763,830
Series A
5.00%, due 1/1/55	800,000	755,135
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,683,811
Saltleaf Community Development District, Series 2024 Assessments, Special Assessment
5.625%, due 5/1/44	1,500,000	1,541,399
6.00%, due 5/1/56	1,500,000	1,518,775
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,543,689
4.25%, due 5/1/53	3,000,000	2,556,939
	Principal Amount	Value

Florida (continued)
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	$ 1,000,000	$ 916,363
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,550,000	12,501,034
Southern Groves Community Development District No. 5, Series 2024 Assessment Area, Special Assessment
5.70%, due 5/1/50	920,000	952,414
Stillwater Community Development District, 2021 Project, Special Assessment (a)
3.00%, due 6/15/31	410,000	385,690
3.50%, due 6/15/41	2,285,000	1,969,139
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,474,733
Tradition Community Development District No. 9, Community Infrastructure, Special Assessment
5.40%, due 5/1/45	710,000	721,700
5.65%, due 5/1/56	880,000	879,699
Two Lakes Community Development District, Special Assessment
5.00%, due 5/1/55	1,500,000	1,470,847
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	1,500,000	1,503,876
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	950,955
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (a)	235,000	214,796
Viera Stewardship District, Village 2 Project, Special Assessment
Series 2
5.30%, due 5/1/43	2,335,000	2,422,674
Series 2
5.50%, due 5/1/54	3,300,000	3,309,870
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Village Community Development District No. 15, Special Assessment (a)
4.55%, due 5/1/44	$ 995,000	$ 974,768
4.80%, due 5/1/55	3,245,000	3,079,832
5.00%, due 5/1/43	840,000	856,544
5.25%, due 5/1/54	2,630,000	2,619,278
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,765,000	1,609,852
4.25%, due 5/1/52	2,205,000	1,863,982
		336,637,419
Georgia 1.6%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (a)	5,355,000	4,888,299
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/49	9,600,000	8,762,626
Columbia County Hospital Authority, WellStar Health System, Revenue Bonds
Series A
5.75%, due 4/1/53	10,500,000	11,303,407
DeKalb County Development Authority, GLOBE Academy, Inc. (The), Revenue Bonds
Series A
5.00%, due 6/1/50	300,000	286,377
Series A
5.00%, due 6/1/55	400,000	373,895
Series A
5.00%, due 6/1/63	1,315,000	1,197,491
Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project, Revenue Bonds
Series C
4.125%, due 11/1/45	18,145,000	17,339,326
	Principal Amount	Value

Georgia (continued)
Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project, Revenue Bonds (continued)
Series D
4.125%, due 11/1/45	$ 7,000,000	$ 6,689,186
Development Authority of Cobb County (The), Kennesaw State University, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	2,305,000	2,305,835
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/42	1,150,000	1,150,657
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	600,000
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds
Series A
4.00%, due 1/1/54	4,750,000	3,971,533
Series B
5.00%, due 1/1/54 (a)	4,000,000	3,775,074
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	2,225,000	2,171,833
Series A
5.00%, due 5/15/38	3,500,000	3,775,408
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,150,000	12,957,195
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	11,335,000	10,000,405
Series B, Insured: BAM
4.00%, due 1/1/49	56,515,000	51,750,944

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
4.00%, due 1/1/59	$ 5,000,000	$ 4,297,671
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/52	1,500,000	1,535,098
		149,132,260
Guam 0.2%
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	970,000	970,157
Series A
5.00%, due 2/1/40	4,825,000	4,857,793
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	232,497
Series A
5.00%, due 1/1/50	7,370,000	7,485,133
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	2,350,000	2,361,980
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,820,000	5,786,241
		21,693,801
Hawaii 0.4%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,304,601
5.00%, due 5/15/49	4,250,000	4,254,117
5.00%, due 5/15/51	5,585,000	5,571,165
State of Hawaii, Department of Budget & Finance, Revenue Bonds
3.20%, due 7/1/39	2,750,000	2,374,899
	Principal Amount	Value

Hawaii (continued)
State of Hawaii, Airports System, Revenue Bonds
Series A
5.50%, due 7/1/54 (b)	$ 5,000,000	$ 5,341,632
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AG-CR
3.50%, due 10/1/49 (b)	25,800,000	21,363,672
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (a)	1,500,000	1,361,162
		42,571,248
Idaho 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Ltd., Revenue Bonds
Series A, Insured: AG-CR
3.00%, due 3/1/51	4,000,000	2,900,614
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	2,100,000	2,100,443
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,315,000	3,503,729
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment
6.25%, due 9/1/54 (a)	4,000,000	4,131,946
		12,636,732
Illinois 8.8%
Bridgeview Finance Corp., Revenue Bonds
Series A, Insured: BAM
5.00%, due 12/1/42	7,150,000	7,284,086
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	$ 5,125,000	$ 4,848,440
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	12,900,000	10,889,501
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	137,544
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	885,945
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	3,750,000	3,451,863
Series A
4.00%, due 12/1/42	2,965,000	2,615,988
Series A
4.00%, due 12/1/43	4,000,000	3,488,161
Series A, Insured: BAM
4.00%, due 12/1/47	43,945,000	37,653,838
Series A
5.00%, due 12/1/30	3,500,000	3,585,266
Series B
5.00%, due 12/1/31	4,650,000	4,775,675
Series A
5.00%, due 12/1/37	13,405,000	13,491,035
Series A
5.00%, due 12/1/38	5,150,000	5,164,159
Series A
5.00%, due 12/1/42	10,205,000	9,917,019
Series D
5.00%, due 12/1/46	11,600,000	10,695,281
Series D
5.00%, due 12/1/46	1,500,000	1,381,298
Series H
5.00%, due 12/1/46	6,470,000	5,965,385
Series A
5.00%, due 12/1/47	33,695,000	30,431,299
Series A
5.75%, due 12/1/50	15,000,000	14,902,079
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,275,096
	Principal Amount	Value

Illinois (continued)
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation (continued)
Series H
5.00%, due 12/1/36	$ 1,915,000	$ 1,915,010
Series G
5.00%, due 12/1/44	2,785,000	2,649,324
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,639,051
5.00%, due 4/1/36	1,270,000	1,285,910
Insured: BAM
5.00%, due 4/1/42	3,500,000	3,530,143
5.00%, due 4/1/46	4,650,000	4,547,486
5.75%, due 4/1/48	5,750,000	6,035,709
6.00%, due 4/1/46	41,400,000	41,864,889
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/39	505,000	501,373
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (b)	1,500,000	1,530,064
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AG
5.50%, due 1/1/53 (b)	4,690,000	4,834,780
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
5.50%, due 1/1/55 (b)	1,750,000	1,800,451
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	221,859
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/40	830,000	831,358
Series A
5.00%, due 1/1/44	5,575,000	5,452,457
Series A
5.50%, due 1/1/49	495,000	495,831

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
City of Chicago, Unlimited General Obligation (continued)
Series A
6.00%, due 1/1/38	$ 35,215,000	$ 35,548,870
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.625%, due 6/1/55	4,270,000	4,291,175
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (b)	500,000	427,502
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,850,000	11,810,090
4.00%, due 10/1/55	8,900,000	7,405,197
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,600,000	1,351,280
4.00%, due 11/1/56	750,000	618,817
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,625,908
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (d)(e)
5.00%, due 2/15/37	6,576,870	197,306
5.125%, due 2/15/45	5,096,517	152,896
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,650,000	9,183,708
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40 (d)(e)	381,519	3,815
Illinois Finance Authority, Navy Pier, Inc., Revenue Bonds
Series B
5.00%, due 10/1/44 (a)	750,000	756,181
	Principal Amount	Value

Illinois (continued)
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	$ 1,155,000	$ 1,124,859
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	2,898,982
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
Series C
5.00%, due 8/1/49	1,300,000	1,237,680
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	7,985,000	7,391,488
Illinois Finance Authority, Roosevelt University, Revenue Bonds (a)
Series A
6.00%, due 4/1/38	2,680,000	2,730,554
Series A
6.125%, due 4/1/49	900,000	900,558
Series A
6.125%, due 4/1/58	1,455,000	1,433,404
Macon County School District No. 61, Unlimited General Obligation
Series C, Insured: AG
4.00%, due 1/1/40	2,500,000	2,500,581
Series C, Insured: AG
4.00%, due 1/1/45	2,875,000	2,806,299
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AG-CR NATL-RE
(zero coupon), due 6/15/30	5,675,000	4,985,158
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	37,700,000	30,026,817
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	1,165,000	909,682
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds (continued)
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	$ 2,250,000	$ 1,721,768
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,315,000	33,965,174
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	33,795,000	22,622,626
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	6,000,000	3,922,567
Series A
(zero coupon), due 6/15/37	3,000,000	1,950,614
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	29,910,000	19,095,666
Series A, Insured: NATL-RE
(zero coupon), due 6/15/38	14,365,000	8,931,509
Series A
(zero coupon), due 12/15/39	3,500,000	2,007,899
Series A, Insured: AG-CR NATL-RE
(zero coupon), due 12/15/40	27,700,000	15,501,255
Series B-1, Insured: AG
(zero coupon), due 6/15/43	32,130,000	15,443,474
Series B-1, Insured: AG
(zero coupon), due 6/15/44	13,660,000	6,165,075
Series B-1, Insured: AG
(zero coupon), due 6/15/47	6,270,000	2,305,798
Series B
(zero coupon), due 12/15/50	37,865,000	11,151,871
Series B
(zero coupon), due 12/15/51	57,100,000	15,846,957
Series A, Insured: AG
(zero coupon), due 12/15/52	6,180,000	1,659,910
Series B, Insured: BAM
(zero coupon), due 12/15/54	56,510,000	13,603,002
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,050,000	11,044,535
Series B, Insured: AG
(zero coupon), due 12/15/56	32,250,000	6,977,204
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,446,264
Series A
4.00%, due 6/15/50	23,900,000	20,869,069
Series A
4.00%, due 6/15/52	29,500,000	25,334,175
	Principal Amount	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds (continued)
Series B
5.00%, due 6/15/42	$ 1,430,000	$ 1,472,426
Series A
5.00%, due 6/15/50	12,825,000	12,820,909
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	2,261,243
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series B-1, Insured: AG
(zero coupon), due 6/15/45	3,150,000	1,330,461
Metropolitan Pier & Exposition Authority, State of Illinois McCormick Place Expansion Project Fund, Revenue Bonds
Series A
4.00%, due 12/15/47	3,550,000	3,195,026
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Insured: BAM
4.00%, due 10/1/40	1,245,000	1,204,079
Insured: BAM
4.00%, due 10/1/41	1,660,000	1,581,945
Northern Illinois University, Certificate of Participation
Insured: BAM
5.50%, due 4/1/49	2,000,000	2,077,531
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	13,600,000	12,530,156
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	27,720,000	26,934,016
Series C
4.00%, due 10/1/41	7,550,000	7,208,554
Series C, Insured: BAM
4.00%, due 10/1/42	8,650,000	8,328,042

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
State of Illinois, Unlimited General Obligation (continued)
Series C, Insured: AG-CR
4.25%, due 10/1/45	$ 23,200,000	$ 22,519,247
Series A
5.00%, due 12/1/27	2,315,000	2,391,615
Series B
5.00%, due 12/1/27	8,915,000	9,210,043
5.00%, due 2/1/28	2,700,000	2,743,074
Series C
5.00%, due 11/1/29	14,135,000	14,569,695
Series A
5.00%, due 12/1/31	1,485,000	1,528,719
Series A
5.00%, due 12/1/39	2,400,000	2,438,923
5.75%, due 5/1/45	16,820,000	17,751,910
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	19,300,000	18,429,346
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/43	1,600,000	1,609,754
5.00%, due 12/1/48	13,055,000	13,057,867
Village of Bellwood, Bellwood Workforce Housing Project, Tax Allocation
5.00%, due 12/1/50	1,750,000	1,752,144
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	93,037
Series A
5.50%, due 12/1/43	1,545,000	1,539,498
Series A
5.50%, due 12/1/43	1,260,000	1,245,750
Series A
5.625%, due 12/1/41	3,940,000	3,940,190
Series A
5.75%, due 12/1/35	2,705,000	2,706,692
	Principal Amount	Value

Illinois (continued)
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	$ 205,000	$ 204,228
Insured: NATL-RE
4.45%, due 12/1/28	430,000	425,746
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,168
Insured: NATL-RE
4.50%, due 12/1/32	520,000	502,081
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,199
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,495,000	1,498,546
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	3,750,000	3,332,888
Series B
5.00%, due 10/1/36	1,000,000	1,000,122
Series B
5.00%, due 10/1/39	2,275,000	2,274,903
		837,620,645
Indiana 0.5%
City of Mount Vernon, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (b)(c)	7,750,000	7,828,990
County of Warrick, Southern Indiana Gas & Electric Co., Revenue Bonds
4.25%, due 9/1/55 (b)(c)	7,350,000	7,424,914
Indiana Finance Authority, Marian University, Inc., Revenue Bonds
Series A
4.00%, due 9/15/44	1,090,000	923,872
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,982,757
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/53	14,750,000	14,151,352
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
Indiana Finance Authority, Unidy Properties LLC, Revenue Bonds
5.25%, due 7/1/55	$ 1,000,000	$ 909,740
5.75%, due 7/1/60	3,750,000	3,628,800
Indiana Finance Authority, Margaret Mary Community Hospital Obligated Group, Revenue Bonds
Series A
5.75%, due 3/1/54	7,250,000	7,457,275
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (b)	1,250,000	1,392,600
		45,700,300
Iowa 1.1%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	920,000	828,391
Series C
5.00%, due 5/1/42	6,900,000	6,919,089
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,527,540
Iowa Finance Authority, Iowa Fertilizer Co. Project, Revenue Bonds
5.00%, due 12/1/50	15,235,000	17,243,726
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A
5.125%, due 5/15/59	10,600,000	9,963,336
Iowa Finance Authority, Pella Regional Health Center, Revenue Bonds
5.75%, due 12/1/55	3,000,000	3,098,104
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	13,850,000	12,065,782
	Principal Amount	Value

Iowa (continued)
Iowa Higher Education Loan Authority, University of Dubuque Project, Revenue Bonds
5.00%, due 10/1/45	$ 1,500,000	$ 1,489,188
6.00%, due 10/1/55	5,000,000	5,200,379
Iowa Student Loan Liquidity Corp., Revenue Bonds
Series C
5.00%, due 12/1/54 (b)	2,500,000	2,352,307
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	194,045,000	27,946,361
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	11,100,000	9,672,189
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 9/1/61	8,700,000	6,011,365
		105,317,757
Kansas 0.4%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	855,086
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (a)	41,525,000	24,042,992
Series A
5.00%, due 9/1/27	1,340,000	1,340,185
Wyandotte County-Kansas City Unified Government, Northwest Speedway STAR Bond District Project, Revenue Bonds (a)
4.75%, due 3/1/41	3,000,000	2,947,893
5.50%, due 3/1/46	7,810,000	7,815,063
		37,001,219

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky 0.9%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	$ 4,430,000	$ 4,144,914
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,355,000	3,388,978
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(b)
Series A
4.45%, due 1/1/42	7,950,000	7,847,323
Series B
4.45%, due 1/1/42	8,950,000	8,834,407
Series A
4.70%, due 1/1/52	15,565,000	14,471,753
Series B
4.70%, due 1/1/52	5,830,000	5,420,515
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/45	12,500,000	12,516,637
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	31,335,000	28,155,748
		84,780,275
Louisiana 1.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (a)	2,500,000	2,050,152
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series A
3.00%, due 5/15/47	4,750,000	3,514,384
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,700,000	4,699,813
	Principal Amount	Value

Louisiana (continued)
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 9/1/66	$ 58,415,000	$ 56,046,546
5.75%, due 9/1/64	30,850,000	31,726,427
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien
5.50%, due 9/1/54 (b)	3,900,000	3,973,252
		102,010,574
Maine 0.0% ‡
City of Portland, General Airport, Revenue Bonds
Insured: BAM
4.00%, due 1/1/40	1,150,000	1,156,421
Maryland 1.2%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	4,000,000	3,716,306
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	1,410,000	1,336,464
County of Frederick, Technology Park Project TIF Development District, Special Tax
Series B
4.625%, due 7/1/43 (a)	10,065,000	10,097,067
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds
Series A
5.00%, due 9/1/37 (a)	5,190,000	4,999,001
Maryland Department of Transportation, Baltimore/Washington International Thurgood Marshall Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 8/1/49 (b)	9,000,000	9,383,028
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	6,750,000	5,622,284
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Maryland (continued)
Maryland Economic Development Corp., Core Natural Resources, Inc., Revenue Bonds
5.00%, due 7/1/48 (a)(c)	$ 7,900,000	$ 8,408,786
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds
Series B
5.25%, due 6/30/47 (b)	30,225,000	30,456,016
Maryland Economic Development Corp., Purple Line Transit Partners LLC, Revenue Bonds
Series B
5.25%, due 6/30/55 (b)	4,425,000	4,411,881
Maryland Economic Development Corp., Morgan State University Harper-Tubman Project, Revenue Bonds
Series A, Insured: AG
5.75%, due 7/1/64	2,955,000	3,201,522
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc., Revenue Bonds
Series A
4.00%, due 6/1/46	750,000	672,476
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Inc., Revenue Bonds
Series B, Insured: BAM
4.00%, due 1/1/51	20,110,000	18,104,440
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/55	900,000	751,975
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,022,088
Series A
5.00%, due 7/1/48	3,000,000	3,012,842
	Principal Amount	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (a)
Series A
5.125%, due 7/1/37	$ 1,260,000	$ 1,264,604
Series A
5.375%, due 7/1/52	1,530,000	1,484,610
Maryland Health & Higher Educational Facilities Authority, Kennedy Krieger Issue, Revenue Bonds
Series A
5.25%, due 7/1/51	3,000,000	3,102,137
Series A
5.50%, due 7/1/56	3,000,000	3,146,739
		114,194,266
Massachusetts 1.0%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AG
4.00%, due 10/1/45	2,150,000	1,979,134
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/46	1,500,000	1,416,022
Series C
4.00%, due 11/1/51	20,000	17,889
Massachusetts Development Finance Agency, UMass Memorial Health Care, Inc., Revenue Bonds
Series N-1, Insured: AG-CR
4.50%, due 7/1/54	9,350,000	9,033,225
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,092,969
5.125%, due 11/15/46	5,600,000	5,668,509
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds
Series G
5.00%, due 7/15/35	270,000	294,838

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (continued)
Series G
5.00%, due 7/15/36	$ 235,000	$ 256,618
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/38	1,215,000	1,191,144
5.00%, due 10/1/43	2,000,000	1,944,961
5.00%, due 10/1/48	7,650,000	7,033,516
5.00%, due 10/1/54	15,400,000	13,648,991
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,700,000	2,701,071
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds (a)
5.00%, due 7/1/41	3,875,000	3,688,626
5.00%, due 7/1/51	1,505,000	1,267,573
5.00%, due 7/1/56	1,405,000	1,152,747
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,040,000	9,549,501
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
2.00%, due 7/1/37	2,525,000	2,080,867
Series C
3.00%, due 7/1/51	7,305,000	4,877,448
Massachusetts Educational Financing Authority, Revenue Bonds (b)
Series D
5.00%, due 7/1/54	10,000,000	9,481,784
Series B
5.50%, due 7/1/55	8,000,000	8,081,846
	Principal Amount	Value

Massachusetts (continued)
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/40	$ 4,030,000	$ 3,253,207
		91,712,486
Michigan 2.3%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,415,000	3,358,317
5.00%, due 2/15/47	3,000,000	2,789,844
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	700,000	694,459
5.125%, due 11/1/35	605,000	591,914
City of Detroit, Unlimited General Obligation
5.00%, due 4/1/27	850,000	862,528
5.00%, due 4/1/33	1,200,000	1,234,913
5.00%, due 4/1/35	1,000,000	1,027,144
5.00%, due 4/1/37	1,100,000	1,126,400
5.00%, due 4/1/38	850,000	869,423
5.50%, due 4/1/45	1,100,000	1,143,908
5.50%, due 4/1/50	6,240,000	6,397,747
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,020
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,355,000	1,345,251
4.00%, due 7/1/41	3,600,000	3,192,075
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.00%, due 7/1/46	3,000,000	3,004,379
Kentwood Economic Development Corp., Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/41	2,085,000	2,096,235
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,300,000	12,922,356
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	$ 287,185,000	$ 29,257,891
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,470,000	3,874,361
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,650,000	6,058,788
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
Series A
4.00%, due 11/15/50	4,945,000	4,211,296
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,000,136
5.00%, due 12/1/40	1,700,000	1,662,690
5.00%, due 12/1/45	4,400,000	4,089,005
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,530,153
5.25%, due 2/1/32	3,350,000	3,364,341
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,782,255
Michigan Finance Authority, Lawrence Technological University Project, Revenue Bonds
5.00%, due 2/1/47	2,195,000	2,023,639
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,004,822	871,185
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,658,026
	Principal Amount	Value

Michigan (continued)
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (a)	$ 1,860,000	$ 1,476,245
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	304,982
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	1,765,000	1,765,677
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
5.00%, due 6/30/48 (b)	23,475,000	23,259,056
Michigan Tobacco Settlement Finance Authority, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	272,855,000	38,422,895
Series B
(zero coupon), due 6/1/52	23,170,000	2,913,037
Series C
(zero coupon), due 6/1/58	419,350,000	9,686,649
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	739,306
State of Michigan, Trunk Line, Revenue Bonds
5.25%, due 11/15/49	31,180,000	33,055,776
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,511,716
		220,186,018
Minnesota 1.1%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	6,390,000	2,986,002
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.25%, due 8/1/43	300,000	302,705

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Minnesota (continued)
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds (continued)
Series A
5.375%, due 8/1/50	$ 1,250,000	$ 1,231,286
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,250,000	3,135,490
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,085,172
Series A
4.00%, due 7/1/56	1,080,000	806,684
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (a)	3,785,000	3,396,912
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	925,000	751,687
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,350,000	15,326,031
Series A
5.25%, due 2/15/53	22,465,000	22,550,524
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,292,644
Series B
5.25%, due 6/15/47	3,000,000	3,125,222
Series B
5.25%, due 6/15/52	4,750,000	4,892,166
	Principal Amount	Value

Minnesota (continued)
Minnesota Municipal Gas Agency, Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/35	$ 42,000,000	$ 43,672,113
		107,554,638
Mississippi 0.0% ‡
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	6,700,000	4,450,745
Missouri 0.6%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	1,855,000	1,827,474
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/46	1,695,000	1,585,912
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (a)	3,045,000	2,954,107
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	3,041,351
Series A
5.00%, due 6/15/45	3,270,000	3,219,037
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,473,743
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,765,147
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
4.00%, due 6/1/53	6,915,000	6,022,108
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds (continued)
5.00%, due 12/1/52	$ 4,400,000	$ 4,526,398
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	1,850,000	2,037,809
Kansas City Industrial Development Authority, Airport, Revenue Bonds
Series A, Insured: AG
4.00%, due 3/1/57 (b)	2,400,000	2,053,998
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Area, Revenue Bonds (a)
Series A-1
5.00%, due 6/1/46	1,875,000	1,890,069
Series A-1
5.00%, due 6/1/54	1,250,000	1,226,089
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (a)	6,200,000	6,237,942
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	540,000	537,976
6.00%, due 5/1/42	2,800,000	2,776,453
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	5,518,228
Springfield School District No. R-12, Unlimited General Obligation
2.25%, due 3/1/40	2,000,000	1,544,740
	Principal Amount	Value

Missouri (continued)
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	$ 1,900,000	$ 1,726,786
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	2,000,000	2,005,532
		55,970,899
Montana 0.3%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	9,750,000	9,900,445
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
(zero coupon), due 10/15/55 (f)	7,490,000	6,253,706
Series A
4.00%, due 10/15/41	1,080,000	751,973
Series A
4.00%, due 10/15/46	2,500,000	1,676,299
Series A
4.00%, due 10/15/51	4,710,000	3,024,988
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,465,000	5,490,627
		27,098,038
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,778,934
Nevada 0.3%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, Revenue Bonds
5.00%, due 9/1/47	2,320,000	2,309,331

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nevada (continued)
City of Las Vegas, Special Improvement District No. 818, Special Assessment
5.00%, due 12/1/49	$ 1,115,000	$ 1,110,590
5.00%, due 12/1/54	1,255,000	1,227,902
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (a)	11,000,000	1,775,741
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,390,000	2,311,433
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (a)	9,000,000	1,051,905
City of Reno, 2024 Special Assessment District No. 1, Special Assessment (a)
5.00%, due 6/1/41	825,000	851,676
5.25%, due 6/1/54	1,100,000	1,100,814
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	4,215,000	3,894,461
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/30	2,755,000	2,935,039
5.00%, due 7/1/34	2,000,000	2,104,439
5.00%, due 7/1/45	5,050,000	5,116,192
		25,789,523
New Hampshire 1.0%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: BAM
(zero coupon), due 1/1/27	2,380,000	2,321,504
	Principal Amount	Value

New Hampshire (continued)
New Hampshire Business Finance Authority, River Ranch Project, Revenue Bonds
(zero coupon), due 12/1/31 (a)	$ 20,000,000	$ 14,430,186
New Hampshire Business Finance Authority, The Wildflower Project, Revenue Bonds
(zero coupon), due 12/15/33 (a)	5,077,000	3,215,754
New Hampshire Business Finance Authority, The Astro Sunterra Project, Revenue Bonds
(zero coupon), due 12/15/34 (a)	10,000,000	5,749,996
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/51	7,850,000	6,441,779
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (a)	5,250,000	5,235,023
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	58,585,000	62,192,629
		99,586,871
New Jersey 2.7%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (a)	2,000,000	1,915,577
Essex County Improvement Authority, North Star Academy Charter School of Newark, Inc., Revenue Bonds
4.00%, due 7/15/50 (a)	2,450,000	2,036,775
4.00%, due 6/15/51	1,100,000	941,340
4.00%, due 7/15/60 (a)	8,155,000	6,453,795
Series A
4.00%, due 8/1/60 (a)	3,755,000	2,971,304
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series LLL
5.00%, due 6/15/36	5,200,000	5,495,804
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds (continued)
Series LLL
5.00%, due 6/15/49	$ 3,590,000	$ 3,657,935
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	2,650,000	2,652,346
Series A
5.00%, due 7/1/47	3,095,000	2,957,091
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	11,985,000	11,724,961
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,005,276
Insured: AG
5.125%, due 7/1/42	1,705,000	1,717,674
5.375%, due 1/1/43	15,105,000	15,122,138
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	10,335,000	10,350,280
New Jersey Economic Development Authority, NYNJ Link Borrower LLC, Revenue Bonds
5.625%, due 1/1/52 (b)	16,695,000	16,708,388
New Jersey Higher Education Student Assistance Authority, Revenue Bonds (b)
Series C
5.25%, due 12/1/54	2,800,000	2,801,347
Series 1-C
5.50%, due 12/1/55	3,000,000	3,033,791
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
4.00%, due 6/15/38	10,350,000	10,362,748
	Principal Amount	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds (continued)
Series AA
4.00%, due 6/15/40	$ 11,250,000	$ 11,121,429
Series A
4.00%, due 6/15/41	3,000,000	2,955,263
Series BB
4.00%, due 6/15/41	3,750,000	3,694,079
Series BB
4.00%, due 6/15/44	14,890,000	14,404,954
Series AA
4.00%, due 6/15/45	40,170,000	38,262,532
Series BB
4.00%, due 6/15/46	6,140,000	5,796,323
Series AA
4.00%, due 6/15/50	9,360,000	8,556,649
Series BB
4.00%, due 6/15/50	20,805,000	19,161,979
Series CC
4.125%, due 6/15/50	1,750,000	1,631,502
Series AA
4.25%, due 6/15/44	2,055,000	2,039,650
Series AA
5.00%, due 6/15/50	3,655,000	3,730,023
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (b)	23,200,000	23,244,096
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/50	9,900,000	9,137,581
Series A, Insured: BAM
5.00%, due 11/1/45	7,000,000	7,272,988
		254,917,618
New York 10.3%
Albany Capital Resource Corp., KIPP Capital Region Public Charter Schools, Revenue Bonds
5.00%, due 6/1/64	4,260,000	4,023,559
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 7/15/43	2,135,000	1,718,128

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (a)	$ 1,225,000	$ 1,142,075
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds (a)
Series A
5.00%, due 12/1/51	1,000,000	900,664
Series A
5.00%, due 12/1/55	1,080,000	950,570
Build NYC Resource Corp., Airport Facilities, Revenue Bonds
5.50%, due 7/1/50 (b)	2,000,000	2,074,628
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	6,600,000	6,639,382
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	37,500,000	7,949,246
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	6,050,000	6,080,031
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	950,000	938,151
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,425,000	1,991,792
Series A
4.00%, due 11/1/47	1,530,000	1,149,113
	Principal Amount	Value

New York (continued)
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	$ 31,350,000	$ 29,075,125
Series E
4.00%, due 11/15/45	23,375,000	21,689,686
Series A-1
4.00%, due 11/15/46	21,195,000	19,375,840
Series A-1
4.00%, due 11/15/46	11,050,000	10,101,582
Series A-3, Insured: AG
4.00%, due 11/15/46	2,545,000	2,330,220
Series A-1
4.00%, due 11/15/48	6,440,000	5,721,814
Series A-1
4.00%, due 11/15/49	35,565,000	31,354,364
Series A-1, Insured: AG
4.00%, due 11/15/50	8,550,000	7,603,945
Series A-1
4.00%, due 11/15/50	800,000	698,554
Series D
4.00%, due 11/15/50	7,730,000	6,799,763
Series A-1
4.00%, due 11/15/51	10,290,000	8,951,553
Series A-1
4.00%, due 11/15/52	3,340,000	2,887,869
Series A-2
5.00%, due 11/15/27	3,150,000	3,184,791
Series B
5.00%, due 11/15/28	1,190,000	1,261,450
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AG
4.00%, due 11/15/47	2,000,000	1,808,772
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	2,055,000	2,077,697
Monroe County Industrial Development Corp., Rochester Regional Health Obligated Group, Revenue Bonds
4.00%, due 12/1/41	2,955,000	2,752,634
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	$ 1,400,000	$ 1,251,366
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	1,542,866
Series A-3
5.125%, due 6/1/46	12,605,000	8,836,295
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/46	12,615,000	9,905,270
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 3/1/49	1,750,000	1,297,292
Series A, Insured: AG-CR
3.00%, due 3/1/49	17,600,000	13,087,694
New York City Transitional Finance Authority, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,060,000	44,624,245
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,659,144
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,162,287
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,600,000	11,348,920
	Principal Amount	Value

New York (continued)
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	$ 3,750,000	$ 2,736,711
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.125%, due 9/15/50	21,530,000	16,136,160
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	27,180,000	27,201,684
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/38	1,750,000	1,640,112
Series A
4.00%, due 9/1/40	3,150,000	3,021,684
Series A
4.00%, due 9/1/50	6,700,000	5,583,166
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	3,751,176
Series A
4.00%, due 7/1/53	4,310,000	3,700,526
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/30 (a)	2,200,000	2,201,030
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/45 (a)	2,200,000	1,981,591
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,500,000	6,486,638
Series A-1
3.00%, due 3/15/51	33,195,000	24,630,046
Series A-1
4.00%, due 3/15/53	14,875,000	13,342,597

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	$ 10,135,000	$ 8,922,918
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,700,000	7,099,943
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,150,000	6,041,660
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 10/1/30	9,160,000	9,309,117
4.375%, due 10/1/45	75,465,000	72,549,191
5.00%, due 10/1/35	6,110,000	6,384,586
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/46	4,000,000	3,644,956
4.00%, due 4/30/53	5,620,000	4,887,689
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/34	9,750,000	10,500,653
5.00%, due 12/1/36	5,000,000	5,328,170
5.00%, due 12/1/38	9,750,000	10,283,241
5.00%, due 12/1/39	13,805,000	14,500,220
5.00%, due 12/1/40	4,785,000	5,004,039
Insured: AG-CR
5.00%, due 12/1/40	17,260,000	18,273,992
5.00%, due 12/1/42	3,375,000	3,502,677
5.375%, due 6/30/60	10,000,000	9,910,755
	Principal Amount	Value

New York (continued)
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (b)
Insured: AG
5.00%, due 6/30/49	$ 3,115,000	$ 3,116,169
Insured: AG
5.00%, due 6/30/54	8,315,000	8,267,149
Insured: AG
5.125%, due 6/30/60	12,000,000	12,060,071
5.50%, due 6/30/54	58,250,000	58,801,033
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: BAM
5.00%, due 6/30/60	25,000,000	24,908,013
5.25%, due 6/30/49	35,360,000	35,603,726
Insured: BAM
5.375%, due 6/30/60	5,000,000	5,078,997
Insured: BAM
5.50%, due 6/30/60	15,995,000	16,477,972
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.25%, due 8/1/31	2,950,000	3,083,917
5.375%, due 8/1/36	3,445,000	3,578,764
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (b)	22,470,000	22,752,270
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds (b)
Series A
5.50%, due 12/31/54	98,975,000	100,410,543
Series A
5.50%, due 12/31/60	4,380,000	4,430,112
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 12/1/40	3,755,000	3,140,762
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds (continued)
Series A, Insured: AG
3.00%, due 12/1/44	$ 6,450,000	$ 4,914,329
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,083,547
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 223
4.00%, due 7/15/46	9,520,000	8,846,176
Series 218
4.00%, due 11/1/47	2,455,000	2,233,525
Series 236
5.00%, due 1/15/52	3,590,000	3,667,803
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue Bonds
7.50%, due 11/1/55	28,280,000	30,035,885
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,508,351
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	895,000	787,236
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	71,340,000	6,396,865
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	1,015,000	1,015,398
	Principal Amount	Value

New York (continued)
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series B
5.00%, due 6/1/48	$ 19,500,000	$ 18,237,623
		979,941,541
North Carolina 0.5%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	2,300,000	2,159,251
4.00%, due 9/1/51	1,200,000	987,135
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	2,940,000	2,443,687
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue Bonds
Series B-1
4.25%, due 10/1/28	275,000	275,123
Series A
5.00%, due 10/1/39	500,000	526,075
Series A
5.00%, due 10/1/44	1,010,000	1,039,927
Series A
5.00%, due 10/1/49	1,015,000	1,020,160
Series A
5.125%, due 10/1/54	4,450,000	4,464,857
North Carolina Medical Care Commission, First Mortgage, Porters Neck Village, Revenue Bonds
Series A
5.20%, due 1/1/56	2,000,000	1,997,452
North Carolina Medical Care Commission, Twin Lakes Community, Revenue Bonds
Series A
5.25%, due 1/1/55	2,800,000	2,818,059
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
3.00%, due 1/1/42	2,320,000	1,919,604

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien (continued)
Insured: AG-CR
5.00%, due 1/1/49	$ 23,700,000	$ 24,012,994
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	2,745,000	2,719,244
		46,383,568
North Dakota 0.4%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AG-CR
4.00%, due 12/1/46	3,955,000	3,497,572
Series A, Insured: AG
5.00%, due 12/1/48	2,950,000	3,002,204
Series A, Insured: AG
5.00%, due 12/1/53	2,800,000	2,834,616
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,100,000	9,134,644
County of Ward, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/43	7,500,000	7,171,879
County of Ward, Trinity Health, Revenue Bonds
Series C
5.00%, due 6/1/48	16,890,000	14,951,923
Series C
5.00%, due 6/1/53	725,000	616,275
		41,209,113
Ohio 4.0%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	29,875,000	30,269,747
	Principal Amount	Value

Ohio (continued)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	$ 5,185,000	$ 3,686,421
Series B-2
5.00%, due 6/1/55	252,375,000	200,525,313
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,270,000	11,674,883
Series A
5.50%, due 8/1/52	1,000,000	1,029,214
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,905,000	4,859,695
Series A
5.00%, due 12/1/47	1,435,000	1,348,852
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,350,742
5.00%, due 2/15/52	6,595,000	6,195,313
5.00%, due 2/15/57	10,400,000	9,642,861
5.25%, due 2/15/47	3,715,000	3,716,041
5.50%, due 2/15/57	27,285,000	27,288,307
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	2,920,000	2,921,535
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,079,931
5.00%, due 1/1/46	1,240,000	1,230,949
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	2,846,333
Dayton-Montgomery County Port Authority, Dayton Regional STEM Schools, Inc. Project, Revenue Bonds
5.00%, due 12/1/54	1,000,000	959,164
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	$ 4,250,000	$ 4,127,115
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(b)	1,310,000	1,217,242
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	4,700,000	3,561,375
5.00%, due 11/1/44	750,000	701,966
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,669,482
5.00%, due 3/1/44	7,340,000	6,974,886
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	902,750
5.50%, due 12/1/53	1,215,000	1,105,924
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.00%, due 12/1/44	1,000,000	1,023,874
5.125%, due 12/1/55	2,655,000	2,638,087
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,000,000	7,187,938
Series A, Insured: BAM
4.00%, due 1/15/50	33,060,000	29,253,230
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,399,934
Series A
5.00%, due 7/1/39	2,000,000	1,973,473
	Principal Amount	Value

Ohio (continued)
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds (continued)
Series A
5.00%, due 7/1/46	$ 9,440,000	$ 8,794,434
		383,157,011
Oklahoma 0.2%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/45	2,500,000	1,711,657
5.00%, due 9/1/37	3,510,000	2,838,357
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (a)	1,480,000	1,398,034
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,253,930
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue Bonds
6.25%, due 12/1/35 (b)	13,800,000	15,562,765
		22,764,743
Oregon 0.0% ‡
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	755,077
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (a)	1,560,000	1,421,353
		2,176,430
Pennsylvania 3.6%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series A
5.00%, due 6/1/59	3,500,000	3,335,668

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AG
4.00%, due 1/1/46	$ 5,355,000	$ 4,910,586
Series A
4.00%, due 1/1/56	7,500,000	6,364,405
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 4/1/44	15,900,000	15,248,276
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (a)	1,895,000	1,656,034
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	2,625,000	2,565,399
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	14,750,000	14,793,653
5.00%, due 5/1/42	8,465,000	8,477,826
5.00%, due 5/1/42	4,810,000	4,987,258
5.125%, due 5/1/32	4,250,000	4,318,982
5.375%, due 5/1/42	4,125,000	4,177,331
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (a)	4,050,000	4,266,910
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
Insured: AG-CR
4.00%, due 7/1/46	2,910,000	2,687,747
Insured: AG-CR
4.00%, due 7/1/51	7,200,000	6,243,960
5.00%, due 7/1/40	655,000	676,880
5.00%, due 7/1/41	2,500,000	2,575,363
	Principal Amount	Value

Pennsylvania (continued)
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT-5
4.00%, due 4/1/46	$ 2,035,000	$ 1,589,826
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,230,036
5.75%, due 10/1/38	3,200,000	3,192,428
5.75%, due 10/1/43	2,290,000	2,237,585
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
4.50%, due 10/1/64 (a)	5,900,000	4,768,409
Chester County Industrial Development Authority, Avon Grove Charter School, Revenue Bonds
5.00%, due 3/1/27	2,375,000	2,383,603
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (a)	1,179,000	1,178,432
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.25%, due 10/15/47	1,000,000	905,312
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (a)
5.00%, due 9/15/27	705,000	700,381
5.00%, due 9/15/28	740,000	733,002
5.00%, due 9/15/29	150,000	147,875
5.00%, due 9/15/37	640,000	644,589
5.00%, due 9/15/37	2,755,000	2,540,283
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	150,000	147,544
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
County of Lehigh, Lehigh Health Network, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 7/1/49	$ 1,660,000	$ 1,506,407
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	206,172
Series A
5.00%, due 1/1/39	290,000	294,910
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (a)
5.00%, due 10/15/34	4,920,000	2,952,000
5.125%, due 10/15/41	4,650,000	2,790,000
5.875%, due 10/15/40	3,700,000	2,220,000
6.25%, due 10/15/53	9,150,000	5,490,000
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,215,000	1,244,160
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	375,483
5.00%, due 12/1/49	1,020,000	919,601
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A
6.00%, due 7/15/38	2,515,000	2,558,931
Series A
6.50%, due 7/15/48	4,150,000	4,208,173
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO-2
5.00%, due 5/1/46	3,145,000	2,985,657
Jefferson County Hospital Authority (The), Punxsutawney Area Hospital, Inc., Revenue Bonds
4.50%, due 1/15/27 (a)	5,270,000	5,271,368
	Principal Amount	Value

Pennsylvania (continued)
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	$ 3,000,000	$ 2,710,105
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/49	3,450,000	2,873,478
5.00%, due 12/1/49	1,825,000	1,765,397
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/51	2,750,000	2,245,733
Lehigh County General Purpose Authority, Lehigh Valley Academy Regional Charter School, Revenue Bonds
4.00%, due 6/1/52	1,000,000	805,378
4.00%, due 6/1/57	4,500,000	3,526,412
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
Insured: BAM
4.00%, due 9/1/44	3,000,000	2,820,333
Insured: AG-CR
4.00%, due 9/1/49	20,360,000	18,190,899
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,369,399
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,530,000	4,556,899
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (c)	9,250,000	9,123,053

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	$ 4,000,000	$ 3,814,756
Pennsylvania Economic Development Financing Authority, PA Bridges Finco LP, Revenue Bonds
5.00%, due 6/30/42	2,000,000	2,000,776
Pennsylvania Economic Development Financing Authority, Eastern University Project, Revenue Bonds
5.00%, due 10/1/45	2,200,000	2,209,152
5.25%, due 10/1/50	2,250,000	2,223,401
5.375%, due 10/1/55	3,375,000	3,343,063
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
Insured: AG
5.00%, due 12/31/57	7,900,000	7,896,694
5.25%, due 6/30/53	8,395,000	8,430,473
5.75%, due 6/30/48	6,560,000	6,869,835
Pennsylvania Economic Development Financing Authority, Core Natural Resources, Inc. Project, Revenue Bonds
5.45%, due 1/1/51 (a)(b)(c)	8,850,000	9,572,251
Pennsylvania Higher Education Assistance Agency, Revenue Bonds (b)
Series B
5.00%, due 6/1/49	7,600,000	7,384,229
Series 1-C
5.00%, due 6/1/51	4,950,000	4,708,215
Pennsylvania Turnpike Commission, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 12/1/46	6,770,000	6,500,134
Series A
4.00%, due 12/1/50	7,650,000	6,901,041
Series A, Insured: BAM
4.00%, due 12/1/50	46,265,000	42,406,027
	Principal Amount	Value

Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Mariana Bracetti Academy Charter School, Revenue Bonds
Series B
4.875%, due 12/15/35 (a)	$ 5,410,000	$ 5,408,503
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds (a)
5.00%, due 6/15/39	1,725,000	1,753,892
5.00%, due 6/15/43	1,500,000	1,503,955
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,100,886
Series A
5.00%, due 5/1/50	3,130,000	2,854,196
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	915,000	925,807
Series A
5.00%, due 8/1/50	1,050,000	1,015,985
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds (a)
5.00%, due 3/15/45	300,000	312,789
5.00%, due 3/15/45 (d)(e)	1,512,050	302,410
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (a)	1,700,000	1,580,279
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A
5.125%, due 6/1/38	3,660,000	3,662,584
Series A
5.25%, due 6/1/48	3,085,000	2,936,674
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
41

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	$ 3,600,000	$ 3,603,268
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	943,358
5.00%, due 6/1/46	4,625,000	3,993,242
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,117,974
		342,971,380
Puerto Rico 12.1%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	43,900,000	9,088,441
Series B
(zero coupon), due 5/15/57	65,600,000	2,028,739
5.50%, due 5/15/39	895,000	909,048
5.625%, due 5/15/43	36,560,000	37,089,689
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,422,270	19,171,841
Series A-1
4.00%, due 7/1/35	53,687,833	53,246,433
Series A-1
4.00%, due 7/1/37	33,727,084	32,855,546
Series A-1
4.00%, due 7/1/41	19,323,126	18,106,440
Series A-1
4.00%, due 7/1/46	12,500,000	10,897,677
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	163,001,513	111,044,781
(zero coupon), due 11/1/51	78,723,928	54,614,725
(zero coupon), due 11/1/51	27,500,000	8,868,750
(zero coupon), due 11/1/51	32,213,209	17,113,267
(zero coupon), due 11/1/51	19,202,816	11,833,735
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	125,962,004	123,597,924
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series C
3.50%, due 7/1/26	$ 14,625,000	$ 14,576,713
Series A
5.00%, due 7/1/27	345,000	349,309
Series A
5.00%, due 7/1/30	4,135,000	4,305,410
Series A
5.00%, due 7/1/35	15,960,000	16,511,614
Series A
5.00%, due 7/1/37	5,750,000	5,996,294
Series A
5.00%, due 7/1/47	127,655,000	126,923,907
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
5.00%, due 7/1/33	5,300,000	5,545,242
Series B
5.00%, due 7/1/37	20,695,000	21,452,511
Puerto Rico Electric Power Authority, Revenue Bonds
(zero coupon), due 7/1/30 (a)	7,000,000	4,821,250
(zero coupon), due 7/1/30 (a)	5,500,000	3,788,125
Series PP
(zero coupon), due 7/1/30 (a)	10,000,000	6,887,500
Series UU, Insured: AG
3.148%, due 7/1/29	3,370,000	3,308,880
Series DDD
3.30%, due 7/1/19 (d)(e)	1,015,000	715,575
Series ZZ
4.25%, due 7/1/20 (d)(e)	1,355,000	955,275
Series CCC
4.25%, due 7/1/23 (d)(e)	1,150,000	810,750
Series CCC
4.375%, due 7/1/22 (d)(e)	115,000	81,075
Series CCC
4.60%, due 7/1/24 (d)(e)	200,000	141,000
Series CCC
4.625%, due 7/1/25 (d)(e)	1,085,000	764,925
Series XX
4.75%, due 7/1/26 (d)(e)	320,000	226,000
Series ZZ
4.75%, due 7/1/27 (d)(e)	405,000	286,031
Series A
4.80%, due 7/1/29 (d)(e)	690,000	487,313

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series DDD
5.00%, due 7/1/20 (d)(e)	$ 3,250,000	$ 2,291,250
Series TT
5.00%, due 7/1/20 (d)(e)	2,195,000	1,547,475
Series CCC
5.00%, due 7/1/21 (d)(e)	470,000	331,350
Series DDD
5.00%, due 7/1/21 (d)(e)	275,000	193,875
Series TT
5.00%, due 7/1/21 (d)(e)	1,215,000	856,575
Series TT
5.00%, due 7/1/23 (d)(e)	365,000	257,325
Series CCC
5.00%, due 7/1/24 (d)(e)	1,845,000	1,300,725
Series TT
5.00%, due 7/1/24 (d)(e)	450,000	317,250
Series CCC
5.00%, due 7/1/25 (d)(e)	575,000	405,375
Series TT
5.00%, due 7/1/25 (d)(e)	1,030,000	726,150
Series TT
5.00%, due 7/1/26 (d)(e)	1,050,000	741,563
Series TT, Insured: AG-CR
5.00%, due 7/1/27	150,000	150,029
Series TT
5.00%, due 7/1/27 (d)(e)	1,250,000	882,812
Series WW
5.00%, due 7/1/28 (d)(e)	380,000	268,375
Series TT
5.00%, due 7/1/32 (d)(e)	9,320,000	6,582,250
Series A
5.00%, due 7/1/42 (d)(e)	8,755,000	6,183,219
Series A
5.05%, due 7/1/42 (d)(e)	825,000	582,656
Series ZZ
5.25%, due 7/1/20 (d)(e)	225,000	158,625
Series ZZ
5.25%, due 7/1/23 (d)(e)	620,000	437,100
Series AAA
5.25%, due 7/1/24 (d)(e)	3,000,000	2,115,000
Series WW
5.25%, due 7/1/25 (d)(e)	1,605,000	1,131,525
Series AAA
5.25%, due 7/1/26 (d)(e)	110,000	77,688
	Principal Amount	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds (continued)
Series ZZ
5.25%, due 7/1/26 (d)(e)	$ 3,720,000	$ 2,627,250
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	636,692
Series AAA
5.25%, due 7/1/30 (d)(e)	985,000	695,656
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,896,061
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	348,160
Series WW
5.25%, due 7/1/33 (d)(e)	8,310,000	5,868,937
Series XX
5.25%, due 7/1/35 (d)(e)	2,265,000	1,599,656
Series XX
5.25%, due 7/1/40 (d)(e)	18,055,000	12,751,344
Series BBB
5.40%, due 7/1/28 (d)(e)	9,615,000	6,790,594
Series WW
5.50%, due 7/1/38 (d)(e)	11,595,000	8,188,969
Series XX
5.75%, due 7/1/36 (d)(e)	4,055,000	2,863,844
Series A
6.75%, due 7/1/36 (d)(e)	11,550,000	8,157,187
Series A
7.00%, due 7/1/33 (d)(e)	1,500,000	1,059,375
Series A
7.00%, due 7/1/43 (d)(e)	4,750,000	3,354,687
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (d)(e)
Series EEE
5.95%, due 7/1/30	25,585,000	18,069,406
Series EEE
6.05%, due 7/1/32	12,265,000	8,662,156
Series YY
6.125%, due 7/1/40	44,950,000	31,745,937
Series EEE
6.25%, due 7/1/40	10,165,000	7,179,031
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	700,000	702,058
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
43

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	$ 1,842,000	$ 1,541,635
Series A-1
(zero coupon), due 7/1/46	231,114,000	82,793,748
Series A-1
(zero coupon), due 7/1/51	99,595,000	26,112,743
(zero coupon), due 8/1/54	498,957	107,125
Series A-1
4.75%, due 7/1/53	30,968,000	29,620,886
Series A-2
4.784%, due 7/1/58	18,087,000	17,290,827
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	20,500,000	20,318,815
Series A-1
5.00%, due 7/1/58	102,691,000	100,083,100
		1,160,005,806
Rhode Island 0.2%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AG
(zero coupon), due 9/1/26	685,000	677,542
Series A, Insured: AG
(zero coupon), due 9/1/29	1,835,000	1,642,149
Series A, Insured: AG
(zero coupon), due 9/1/30	1,835,000	1,582,643
Series A, Insured: AG
(zero coupon), due 9/1/32	1,500,000	1,193,305
Series A, Insured: AG
(zero coupon), due 9/1/34	1,000,000	727,766
Series A, Insured: AG
(zero coupon), due 9/1/35	360,000	249,601
Series A, Insured: AG
(zero coupon), due 9/1/36	470,000	309,987
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	78,620,000	10,561,072
		16,944,065
	Principal Amount	Value

South Carolina 0.6%
County of Berkeley, Nexton Improvement District, Special Assessment
4.375%, due 11/1/49	$ 1,500,000	$ 1,326,773
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (a)	3,530,000	2,390,300
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
5.00%, due 4/1/54	1,305,000	1,256,168
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
5.25%, due 11/15/47	5,025,000	5,012,834
5.25%, due 11/15/52	1,490,000	1,440,967
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,710,000	5,389,346
Series B, Insured: BAM
4.00%, due 12/1/48	20,839,000	19,206,264
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,352,212
Series B, Insured: BAM
4.00%, due 12/1/54	4,932,000	4,365,076
Series B, Insured: BAM
4.00%, due 12/1/55	14,546,000	12,822,586
		57,562,526
Tennessee 0.4%
Bartlett Industrial Development Board, Union Depot Project, Tax Allocation
6.20%, due 7/1/49 (a)	3,500,000	3,553,885
Chattanooga Health Educational & Housing Facility Board, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	2,640,000	2,696,422

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
Insured: AG-CR
4.00%, due 5/1/51	$ 13,405,000	$ 12,034,603
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/51	2,830,000	2,202,100
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	1,880,000	1,776,054
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,650,000	8,184,104
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (c)	6,550,000	6,947,074
		37,394,242
Texas 4.5%
Arlington Higher Education Finance Corp., Great Hearts America, Revenue Bonds
Series A
5.00%, due 8/15/54	1,325,000	1,233,732
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
4.00%, due 7/15/45	295,000	245,879
5.00%, due 7/15/41	3,300,000	3,284,290
	Principal Amount	Value

Texas (continued)
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (a)
Series A
3.625%, due 7/1/26 (b)	$ 14,805,000	$ 14,705,518
Series B
6.50%, due 7/1/26	13,700,000	13,572,867
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	251,603
(zero coupon), due 1/1/34	3,275,000	2,505,381
(zero coupon), due 1/1/35	3,700,000	2,702,082
(zero coupon), due 1/1/36	2,000,000	1,389,167
(zero coupon), due 1/1/39	3,500,000	2,064,452
City of Anna, Sherley Farms Public Improvement District Improvement Area No. 1, Special Assessment (a)
5.35%, due 9/15/46	1,000,000	999,777
5.70%, due 9/15/56	1,500,000	1,500,791
City of Anna, Hurricane Creek Public Improvement District Improvement Area No. 3, Special Assessment (a)
5.625%, due 9/1/46	750,000	759,812
5.875%, due 9/1/56	1,150,000	1,159,896
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,855,000	2,292,187
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds
Series B-1
4.00%, due 7/15/41 (b)	4,100,000	3,803,086
City of Houston, Airport System, Revenue Bonds, Sub. Lien
Series A
4.00%, due 7/1/48 (b)	6,810,000	6,063,523
City of Houston, United Airlines, Inc., Revenue Bonds (b)
Series B
5.50%, due 7/15/37	4,045,000	4,330,038
Series B
5.50%, due 7/15/39	13,285,000	14,058,182
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
45

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds, First Lien
Series C
5.50%, due 9/1/58	$ 27,000,000	$ 28,370,590
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (a)	1,250,000	1,195,859
City of Lowry Crossing, Simpson Road Public Improvement District Projects, Special Assessment
6.00%, due 9/15/55 (a)	1,300,000	1,335,352
City of Princeton, Eastridge Public Improvement District Improvement Area No. 4, Special Assessment
5.625%, due 9/1/55 (a)	700,000	706,265
City of Princeton, Whitewing Trails Public Improvement Distric No. 2 Improvement Areas No. 3A-3C Project, Special Assessment
5.625%, due 9/1/56 (g)	1,380,000	1,374,453
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,562,183
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment (a)
5.375%, due 12/31/45	1,750,000	1,812,106
5.625%, due 12/31/55	2,500,000	2,564,809
County of Medina, Viera Public Improvement District No. 1 Improvement Area No. 1 Project, Special Assessment
5.75%, due 9/1/56	1,000,000	999,593
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	1,725,000	1,241,054
	Principal Amount	Value

Texas (continued)
Grand Parkway Transportation Corp., Grand Parkway System, Revenue Bonds, First Tier
Series C, Insured: AG-CR
4.00%, due 10/1/49	$ 72,540,000	$ 66,383,799
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	858,541
Series A
5.00%, due 6/1/38	1,960,000	1,756,307
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	63,918
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	526,091
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,966
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	650,063
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	197,051
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	137,114
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	220,000	119,679
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,175,000	599,919
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	455,000	232,519
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,070,000	510,325
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,095,000	525,567
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	760,000	338,466
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	575,000	259,158
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	125,000	52,082

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/34	$ 2,035,000	$ 1,351,114
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/38	35,615,000	18,190,860
Series A, Insured: AG NATL-RE
(zero coupon), due 11/15/40	1,310,000	587,186
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,596,350
Houston Higher Education Finance Corp., Houston Christian University Project, Revenue Bonds
5.25%, due 10/1/54	1,500,000	1,457,245
Lake Houston Redevelopment Authority, City of Houston Reinvestment Zone No. 10, Revenue Bonds
3.00%, due 9/1/47	2,330,000	1,642,361
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,500,304
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (a)
4.00%, due 8/15/36	1,000,000	931,125
4.00%, due 8/15/41	6,315,000	5,556,352
4.00%, due 8/15/46	880,000	712,198
4.00%, due 8/15/56	6,900,000	5,143,234
Series A
5.00%, due 8/15/54	5,245,000	4,690,404
Series A
5.00%, due 8/15/59	4,400,000	3,881,897
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AG
4.00%, due 7/1/48	1,000,000	872,102
	Principal Amount	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	$ 350,000	$ 297,847
4.00%, due 11/1/55	1,250,000	1,022,405
5.00%, due 11/1/55	1,200,000	1,178,940
5.00%, due 11/1/60	5,000,000	4,862,111
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	555,000	413,560
Series A-1
5.00%, due 12/1/54	3,770,000	3,353,783
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds (a)
Series A
5.00%, due 8/15/40	3,950,000	3,716,950
Series A
5.00%, due 8/15/50	750,000	643,720
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (a)	3,880,000	3,502,098
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,095,000	1,018,515
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	5,900,000	5,060,668
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	17,800,000	14,437,181
Port Freeport, Revenue Bonds, Senior Lien
4.00%, due 6/1/51 (b)	4,035,000	3,360,581
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
47

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47 (b)	$ 4,500,000	$ 3,923,528
Reagan Hospital District of Reagan County, Limited General Obligation
Series A
5.125%, due 2/1/39	1,400,000	1,399,886
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,220,927
Sherman Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
5.00%, due 2/15/53	4,750,000	4,870,490
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,350,000	1,350,419
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,253,115
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	2,964,825
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.288%, due 9/15/27	20,570,000	20,592,090
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	2,120,000	2,100,023
	Principal Amount	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien (continued)
Series A
4.00%, due 12/31/38	$ 2,745,000	$ 2,696,316
Series A
4.00%, due 12/31/39	4,385,000	4,270,252
5.50%, due 12/31/58 (b)	26,000,000	26,796,926
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien
5.00%, due 6/30/58 (b)	61,890,000	61,374,617
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
Series A
(zero coupon), due 8/1/43	3,750,000	1,635,086
Series A
(zero coupon), due 8/1/44	4,200,000	1,733,204
Tomball Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	4,185,000	4,336,812
		430,803,699
U.S. Virgin Islands 2.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	23,765,000	24,514,353
Series A
5.00%, due 10/1/32	37,995,000	39,544,675
Series A
5.00%, due 10/1/39	104,875,000	107,522,873
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (a)	14,870,000	14,913,801
Series A
5.00%, due 10/1/32	12,100,000	12,083,093
Series A
5.00%, due 10/1/34 (a)	2,600,000	2,587,258

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
U.S. Virgin Islands (continued)
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds (continued)
Series C
5.00%, due 10/1/39 (a)	$ 9,310,000	$ 9,272,443
		210,438,496
Utah 1.8%
Arrowhead Springs Public Infrastructure District, Arrowhead Springs Assessment Area, Special Assessment
5.625%, due 12/1/54 (a)	3,200,000	3,232,282
Black Desert Public Infrastructure District, Limited General Obligation (a)
Series A
3.75%, due 3/1/41	410,000	371,751
Series A
4.00%, due 3/1/51	9,850,000	8,104,889
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (a)	17,750,000	18,062,585
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/51	8,450,000	8,512,173
Series A
5.25%, due 7/1/48	1,750,000	1,812,284
Downtown Daybreak Public Infrastructure District No. 1, South Station Housing and Transit Reinvestment Zone, Tax Allocation
5.625%, due 3/1/46 (a)	1,750,000	1,779,975
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (a)
4.50%, due 6/1/51	7,070,000	6,114,923
4.625%, due 6/1/57	5,000,000	4,271,181
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (a)	1,900,000	1,613,270
	Principal Amount	Value

Utah (continued)
Mida Mountain Village Public Infrastructure District, Special Assessment (a)
Series A
4.50%, due 8/1/40	$ 1,500,000	$ 1,503,661
Series A
5.00%, due 8/1/50	5,000,000	4,844,972
Mida Mountain Village Public Infrastructure District, Tax Allocation (a)
Series 1
5.50%, due 6/1/50	1,000,000	1,012,769
Series 1
5.75%, due 6/1/60	2,650,000	2,700,099
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,897,005
Series A-1
4.00%, due 6/1/41	2,430,000	2,328,597
Series A-1
4.00%, due 6/1/52	14,425,000	12,204,110
Moonlight Village Public Infrastructure District No. 1, Limited General Obligation
Series A
6.00%, due 3/1/56 (a)	1,660,000	1,679,568
SkyRidge Pegasus Infrastructure Financing District, SkyRidge Pegasus Assessment Area, Special Assessment
5.25%, due 12/1/44 (a)	4,500,000	4,534,943
Tech Ridge Public Infrastructure District, Tech Ridge Assessment Area, Special Assessment
6.25%, due 12/1/54 (a)	6,000,000	6,223,435
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (a)	7,500,000	6,933,407
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,716,102
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	2,950,980
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
49

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Utah Charter School Finance Authority, North Star Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 4/15/45	$ 2,020,000	$ 1,834,749
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/45	1,870,000	1,667,252
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/54	4,700,000	3,892,451
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/51	3,000,000	2,564,502
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
3.00%, due 10/15/45	4,425,000	3,358,072
4.00%, due 10/15/42	3,970,000	3,707,978
Series A
5.00%, due 10/15/32	1,615,000	1,623,995
Series A
5.00%, due 10/15/34	3,085,000	3,090,683
Series A
5.00%, due 10/15/37	1,100,000	1,101,659
Series A
5.00%, due 10/15/40	3,780,000	3,782,512
5.00%, due 10/15/46	4,900,000	4,908,995
Series A
5.375%, due 10/15/40	5,910,000	5,948,796
5.625%, due 10/15/38	2,530,000	2,753,627
6.00%, due 10/15/47	6,350,000	6,875,141
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/34	1,410,000	1,387,553
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (a)	6,000,000	6,375,913
	Principal Amount	Value

Utah (continued)
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	$ 12,000,000	$ 12,424,205
		174,703,044
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	2,045,940
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (b)	3,500,000	3,147,433
		5,193,373
Virginia 1.8%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
5.00%, due 7/1/51	8,870,000	8,811,736
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,700,000	6,169,342
Series A
5.00%, due 1/1/55	16,100,000	14,175,562
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,255,000	6,320,650
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,205,162
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,618,825

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia (continued)
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	$ 3,455,000	$ 3,342,360
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,590,000	3,645,855
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	840,000	732,530
5.00%, due 4/1/49	1,000,000	960,092
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series A-1
6.706%, due 6/1/46	28,325,000	20,960,950
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	9,500,000	7,528,983
4.00%, due 6/1/46	1,360,000	1,167,474
6.00%, due 6/1/55	3,200,000	3,345,706
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (a)	1,945,000	1,497,006
Virginia Small Business Financing Authority, Elizabeth River Crossings OpCo LLC, Revenue Bonds, Senior Lien
3.00%, due 1/1/41 (b)	4,000,000	3,280,886
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
4.00%, due 7/1/39	1,380,000	1,348,261
4.00%, due 1/1/48	20,170,000	18,037,601
5.00%, due 1/1/36	1,345,000	1,416,994
5.00%, due 1/1/38	3,000,000	3,137,912
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
Series A
4.00%, due 1/1/45	2,510,000	2,365,126
	Principal Amount	Value

Virginia (continued)
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
Series A
4.00%, due 1/1/51	$ 11,840,000	$ 10,500,611
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	6,000,000	6,049,475
Virginia Small Business Financing Authority, I-495 Hot Lanes Project, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/52	5,645,000	5,579,638
5.00%, due 12/31/57	11,460,000	11,223,302
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/56 (b)	28,125,000	27,256,112
		173,678,151
Washington 1.4%
Grant County Public Hospital District No. 1, Unlimited General Obligation
5.125%, due 12/1/48	3,945,000	3,953,655
5.125%, due 12/1/52	2,550,000	2,504,740
Pend Oreille County Public Utility District No. 1, Green Bond, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,905,867
5.00%, due 1/1/48	5,130,000	5,160,843
Port of Seattle, Intermediate Lien, Revenue Bonds
Series B
5.00%, due 8/1/47 (b)	5,800,000	5,942,774
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (b)	1,825,000	1,827,164
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
51

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(b)	$ 5,750,000	$ 5,901,890
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
5.00%, due 8/1/44	8,685,000	8,870,614
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,526,532
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	1,290,000	1,124,658
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	5,565,000	4,612,720
Series B
3.00%, due 7/1/48	2,465,000	1,815,190
Series B
3.00%, due 7/1/58	8,875,000	5,837,728
Series B, Insured: BAM
3.00%, due 7/1/58	13,510,000	9,189,086
Series B, Insured: AG-CR
3.00%, due 7/1/58	4,000,000	2,672,985
Insured: AG-CR
4.00%, due 7/1/58	8,810,000	7,567,645
Series B, Insured: AG-CR
4.00%, due 7/1/58	1,750,000	1,526,258
5.00%, due 7/1/58	9,750,000	9,653,491
Washington State Convention Center Public Facilities District, Revenue Bonds
Series B
3.00%, due 7/1/58	3,690,000	2,431,430
	Principal Amount	Value

Washington (continued)
Washington State Convention Center Public Facilities District, Lodging, Revenue Bonds
Series B
4.00%, due 7/1/48	$ 1,010,000	$ 894,574
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (a)
Series A
4.00%, due 1/1/41	3,820,000	3,140,154
Series A
4.00%, due 1/1/51	1,700,000	1,175,742
Series A
4.00%, due 1/1/57	7,785,000	5,119,850
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	2,800,000	2,628,168
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds (a)
Series A
5.50%, due 7/1/50	7,700,000	7,795,098
Series A
5.75%, due 7/1/60	10,400,000	10,612,696
Series B
7.00%, due 7/1/64	2,500,000	2,595,102
Washington State Housing Finance Commission, Provident Group-SH I Properties LLC, Revenue Bonds
5.50%, due 7/1/59	6,000,000	6,014,282
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	81,652
4.00%, due 12/1/37	305,000	224,686
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,520,000	8,821,887
5.50%, due 12/1/33	2,070,000	1,999,390
		136,128,551

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
West Virginia 0.4%
County of Monongalia, Development District No. 4 University Town Center, Tax Allocation
Series A
6.00%, due 6/1/53 (a)	$ 4,170,000	$ 4,384,449
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, Tax Allocation
5.25%, due 6/1/44	1,250,000	1,287,388
5.25%, due 6/1/53	2,000,000	1,990,484
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	3,750,000	3,282,629
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (a)	925,000	861,476
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (a)	4,000,000	4,043,540
West Virginia Hospital Finance Authority, Cabell Huntington Hospital, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 1/1/37	4,825,000	4,678,553
Series A, Insured: AG-CR
4.00%, due 1/1/38	2,500,000	2,424,498
Series A, Insured: AG-CR
4.125%, due 1/1/47	13,200,000	11,671,076
		34,624,093
Wisconsin 4.0%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B
(zero coupon), due 1/1/60	70,900,000	6,338,701
Series A-1
5.00%, due 1/1/55	18,765,000	16,106,283
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (a)	160,000	158,850
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds
4.00%, due 3/1/30 (a)	$ 950,000	$ 910,703
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	4,000,000	3,865,372
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (a)	900,000	816,388
4.00%, due 4/1/42 (a)	100,000	105,417
4.00%, due 4/1/52 (a)	3,000,000	2,379,923
5.00%, due 4/1/30 (a)	100,000	104,990
5.00%, due 4/1/30 (a)	500,000	512,018
5.00%, due 4/1/40 (a)	300,000	302,205
5.00%, due 4/1/50 (a)	100,000	107,888
5.00%, due 4/1/50 (a)	1,400,000	1,308,616
5.875%, due 4/1/45	6,250,000	6,251,001
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,260,000	9,498,785
Series A
4.00%, due 1/1/52	3,130,000	2,449,273
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 7/1/50	1,000,000	876,265
Series A, Insured: AG
4.00%, due 7/1/55	1,250,000	1,060,920
Series A, Insured: AG
4.00%, due 7/1/59	775,000	644,398
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	3,042,994
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds (b)
4.00%, due 9/30/51	14,995,000	12,554,712
4.00%, due 3/31/56	8,965,000	7,292,110
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
53

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, The United Methodist Retirement Homes, Revenue Bonds
Series A
4.00%, due 10/1/51	$ 3,580,000	$ 3,068,000
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/56	2,250,000	1,632,730
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,500,000	3,617,672
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/28	1,000,000	1,029,049
Series A
5.00%, due 10/1/29	2,000,000	2,076,931
Series A
5.00%, due 10/1/34	1,090,000	1,122,638
Series A
5.00%, due 10/1/39	16,300,000	16,564,485
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	6,535,000	6,656,954
5.00%, due 1/1/45	560,000	564,085
Public Finance Authority, TrIPs Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	1,025,000	1,025,273
Series C
5.00%, due 7/1/42	4,500,000	4,501,197
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,342,226
Series B
5.00%, due 6/1/49	2,720,000	2,590,184
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	1,570,000	1,301,803
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, Guilford College, Revenue Bonds (continued)
5.50%, due 1/1/47	$ 5,860,000	$ 5,129,225
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	1,907,350
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (a)	1,100,000	982,459
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (a)	4,700,000	3,856,939
Public Finance Authority, Nevada State College, Revenue Bonds (a)
Series A
5.00%, due 5/1/60	6,375,000	4,267,076
Series B
9.00%, due 5/1/71	2,985,000	1,445,022
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	1,949,346
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.25%, due 6/15/50	1,000,000	1,006,650
Series A
5.25%, due 6/15/55	1,500,000	1,493,360
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds
Series C
5.75%, due 6/15/55	1,000,000	983,117
Public Finance Authority, North East Carolina Preparatory School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/54	1,000,000	981,485

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, AIDS Healthcare Foundation Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/54	$ 5,000,000	$ 5,001,561
Public Finance Authority, CHF - Manoa LLC, Revenue Bonds, Senior Lien (a)
Series A
5.75%, due 7/1/53	3,950,000	3,847,538
Series A
5.75%, due 7/1/63	20,150,000	19,251,606
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 6/30/60	31,660,000	32,467,982
5.75%, due 12/31/65	113,475,000	116,123,813
6.50%, due 12/31/65	27,000,000	29,732,808
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (a)(d)(e)	2,000,000	1,232,305
Public Finance Authority, Sky Harbour Capital III LLC Aviation Facilities Project, Revenue Bonds
6.00%, due 7/1/60 (a)(b)(c)	1,500,000	1,524,733
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (a)	12,440,000	13,316,601
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	385,000	339,381
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,399,291
Wisconsin Health & Educational Facilities Authority, Benevolent Corp. Cedar Community, Revenue Bonds
5.00%, due 6/1/45	1,165,000	1,162,299
5.50%, due 6/1/61	3,500,000	3,498,549
	Principal Amount	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	$ 3,300,000	$ 3,188,154
		379,869,689
Wyoming 0.1%
Sublette County Hospital District, Hospital Construction Project, Revenue Bonds
Series A
5.00%, due 6/15/26	11,933,000	11,934,232
Total Long-Term Municipal Bonds (Cost $9,107,781,234)		8,997,167,321
Short-Term Municipal Notes 3.5%
Arizona 0.4%
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series B-2
3.80%, due 1/1/61 (h)	34,625,000	34,625,000
California 0.4%
Alameda County Industrial Development Authority, Santini Foods, Inc. Project, Revenue Bonds
Series A
4.16%, due 12/1/40 (h)	1,370,000	1,370,000
California Enterprise Development Authority, Sconza Candy Co. Project, Revenue Bonds
Series A
4.18%, due 7/1/33 (h)	4,870,000	4,870,000
Pasadena Public Financing Authority, Paseo Colorado Parking Facilities, Revenue Bonds
3.84%, due 6/1/38 (h)	14,435,000	14,435,000
Tender Option Bond Trust Receipts, Revenue Bonds
4.04%, due 7/1/50 (a)(h)	16,000,000	16,000,000
		36,675,000
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
55

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Short-Term Municipal Notes (continued)
Connecticut 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
3.13%, due 7/1/48 (a)(h)	$ 8,100,000	$ 8,100,000
Idaho 0.1%
Idaho Health Facilities Authority, St. Luke's Health System Project, Revenue Bonds
Series D
3.35%, due 3/1/60 (h)	13,900,000	13,900,000
Illinois 0.3%
Tender Option Bond Trust Receipts, Revenue Bonds
Insured: AG
3.24%, due 1/1/53 (a)(h)	27,500,000	27,500,000
Kentucky 0.1%
County of Meade, Nucor Steel Brandenburg Project, Revenue Bonds
Series B-1
3.80%, due 8/1/61 (h)	8,400,000	8,400,000
Maryland 0.1%
Maryland Economic Development Corp., Howard Hughes Medical Institute, Revenue Bonds
Series B
2.90%, due 5/15/43 (h)	12,575,000	12,575,000
Michigan 0.1%
Eastern Michigan University, Revenue Bonds
Series B
3.45%, due 3/1/52 (h)	13,785,000	13,785,000
New Hampshire 0.3%
New Hampshire Business Finance Authority, Novant Health Obligated Group, Revenue Bonds
Series B
3.35%, due 11/1/64 (h)	30,000,000	30,000,000
	Principal Amount	Value

New York 0.6%
BlackRock MuniYield Quality Fund, Inc.
3.25%, due 2/1/56 (a)(b)(h)	$ 10,000,000	$ 10,000,000
New York City Transitional Finance Authority, Revenue Bonds
Series A-4
3.40%, due 8/1/45 (h)	40,000,000	40,000,000
New York State Housing Finance Agency, 160 Madison Avenue Housing, Revenue Bonds
Series B
3.64%, due 11/1/46 (h)	5,800,000	5,800,000
		55,800,000
Ohio 0.3%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
3.40%, due 1/1/52 (h)	27,000,000	27,000,000
Tender Option Bond Trust Receipts, Revenue Bonds
3.13%, due 5/1/54 (a)(h)	5,630,000	5,630,000
		32,630,000
Pennsylvania 0.2%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Revenue Bonds
Series A
3.40%, due 12/1/37 (h)	15,010,000	15,010,000
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-3
3.50%, due 11/1/61 (h)	2,000,000	2,000,000
		17,010,000
Texas 0.2%
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
3.10%, due 5/15/34 (h)	1,850,000	1,850,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	NYLI MacKay High Yield Muni Bond Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Houston Methodist, Revenue Bonds
Series D
3.45%, due 12/1/60 (h)	$ 16,000,000	$ 16,000,000
		17,850,000
Virginia 0.3%
Winchester Economic Development Authority, Valley Health System Obligated Group, Revenue Bonds
Series B-2
3.45%, due 1/1/54 (h)	26,000,000	26,000,000
Total Short-Term Municipal Notes (Cost $334,850,000)		334,850,000
Total Municipal Bonds (Cost $9,442,631,234)		9,332,017,321
Long-Term Bonds 0.3%
Corporate Bonds 0.3%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,200,000	4,137,255
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/41	20,000,000	6,373,394
(zero coupon), due 2/15/46	9,250,000	1,878,383
Wildflower Improvement Association
6.625%, due 3/1/31 (a)	1,465,177	1,438,775
		13,827,807
Diversified Financial Services 0.1%
Churchill LBC LLC
Series 2025
9.25%, due 1/1/31 (a)	6,700,000	6,744,002
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	9,350,000	8,764,970
Total Corporate Bonds (Cost $28,781,601)		29,336,779
Total Long-Term Bonds (Cost $28,781,601)		29,336,779

	Shares	Value
Closed-End Funds 0.5%
California 0.0% ‡
BlackRock MuniHoldings California Quality Fund, Inc.	73,110	$ 791,050
Massachusetts 0.0% ‡
Eaton Vance Municipal Bond Fund	55,528	550,838
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	210,494	2,528,033
Core Pacific Pioneer Mutual (i)	87,943	27,579
Core Pacific Pioneer Mutual (i)	100,148	20,340
		2,575,952
Multi-State 0.3%
BlackRock Municipal 2030 Target Term Trust	427,334	9,824,409
BlackRock MuniYield Quality Fund III, Inc.	135,651	1,465,031
BlackRock MuniYield Quality Fund, Inc.	989,951	11,206,245
		22,495,685
New Jersey 0.1%
BlackRock MuniHoldings Fund, Inc.	715,667	8,394,774
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	361,119	4,373,151
		12,767,925
New York 0.1%
BlackRock MuniYield New York Quality Fund, Inc.	1,112,304	11,067,425
Nuveen New York AMT-Free Quality Municipal Income Fund	2,057	21,742
		11,089,167
Total Closed-End Funds (Cost $59,098,730)		50,270,617
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
57

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Short-Term Investment 0.0% ‡
Unaffiliated Investment Company 0.0% ‡
Dreyfus Government Cash Management - Institutional Shares, 3.507% (j)	1,027,620	$ 1,027,620
Total Short-Term Investment (Cost $1,027,620)		1,027,620
Total Investments (Cost $9,531,539,185)	98.6%	9,412,652,337
Other Assets, Less Liabilities	1.4	134,241,589
Net Assets	100.0%	$ 9,546,893,926

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(g)	Delayed delivery security.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Non-income producing security.
(j)	Current yield as of April 30, 2026.
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(1,375)	June 2026	$ (159,292,737)	$ (155,181,641)	$ 4,111,096
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	NYLI MacKay High Yield Muni Bond Fund

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Long Bonds	(2,100)	June 2026	$ (246,510,793)	$ (236,971,875)	$ 9,538,918
Net Unrealized Appreciation					$ 13,650,014

1.	As of April 30, 2026, cash in the amount of $11,276,250 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,997,167,321	$ —	$ 8,997,167,321
Short-Term Municipal Notes	—	334,850,000	—	334,850,000
Total Municipal Bonds	—	9,332,017,321	—	9,332,017,321
Long-Term Bonds
Corporate Bonds	—	29,336,779	—	29,336,779
Total Corporate Bonds	—	29,336,779	—	29,336,779
Closed-End Funds	50,222,698	47,919	—	50,270,617
Short-Term Investment
Unaffiliated Investment Company	1,027,620	—	—	1,027,620
Total Investments in Securities	51,250,318	9,361,402,019	—	9,412,652,337
Other Financial Instruments
Futures Contracts (b)	13,650,014	—	—	13,650,014
Total Investments in Securities and Other Financial Instruments	$ 64,900,332	$ 9,361,402,019	$ —	$ 9,426,302,351

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
59

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $9,531,539,185)	$9,412,652,337
Cash collateral on deposit at broker for futures contracts	11,276,250
Receivables:
Dividends and interest	121,524,816
Fund shares sold	52,764,234
Investment securities sold	230,598
Other assets	1,123,599
Total assets	9,599,571,834
Liabilities
Due to custodian	15,679
Payables:
Fund shares redeemed	32,903,913
Manager (See Note 3)	4,124,361
Investment securities purchased	3,370,919
Transfer agent (See Note 3)	771,401
Variation margin on futures contracts	650,360
Distribution/Service fees (See Note 3)	363,141
Custodian	72,411
Professional fees	48,062
Trustees	12,274
Accrued expenses	11,687
Distributions payable	10,333,700
Total liabilities	52,677,908
Net assets	$9,546,893,926
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$811,194
Additional paid-in-capital	10,543,114,035
10,543,925,229
Total distributable earnings (loss)	(997,031,303)
Net assets	$9,546,893,926
Class A
Net assets applicable to outstanding shares	$1,399,019,986
Shares of beneficial interest outstanding	118,888,748
Net asset value per share outstanding	$11.77
Maximum sales charge (3.00% of offering price)	0.36
Maximum offering price per share outstanding	$12.13
Investor Class
Net assets applicable to outstanding shares	$2,855,251
Shares of beneficial interest outstanding	242,939
Net asset value per share outstanding	$11.75
Maximum sales charge (2.50% of offering price)	0.30
Maximum offering price per share outstanding	$12.05
Class C
Net assets applicable to outstanding shares	$90,379,877
Shares of beneficial interest outstanding	7,699,604
Net asset value and offering price per share outstanding	$11.74
Class I
Net assets applicable to outstanding shares	$6,588,260,716
Shares of beneficial interest outstanding	559,738,604
Net asset value and offering price per share outstanding	$11.77
Class R6
Net assets applicable to outstanding shares	$1,466,378,096
Shares of beneficial interest outstanding	124,624,139
Net asset value and offering price per share outstanding	$11.77

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
60	NYLI MacKay High Yield Muni Bond Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$233,957,687
Dividends	1,618,726
Total income	235,576,413
Expenses
Manager (See Note 3)	24,523,296
Transfer agent (See Note 3)	2,255,600
Distribution/Service—Class A (See Note 3)	1,751,955
Distribution/Service—Investor Class (See Note 3)	3,684
Distribution/Service—Class C (See Note 3)	476,051
Professional fees	511,635
Shareholder communication	190,226
Custodian	177,206
Trustees	136,937
Registration	111,290
Miscellaneous	158,245
Total expenses	30,296,125
Net investment income (loss)	205,280,288
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	4,025,721
Futures transactions	(10,431,777)
Net realized gain (loss)	(6,406,056)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(36,494,869)
Futures contracts	23,575,221
Net change in unrealized appreciation (depreciation)	(12,919,648)
Net realized and unrealized gain (loss)	(19,325,704)
Net increase (decrease) in net assets resulting from operations	$185,954,584
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
61

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$205,280,288	$406,775,384
Net realized gain (loss)	(6,406,056)	(84,536,626)
Net change in unrealized appreciation (depreciation)	(12,919,648)	(76,730,164)
Net increase (decrease) in net assets resulting from operations	185,954,584	245,508,594
Distributions to shareholders:
Class A	(28,271,445)	(60,481,776)
Investor Class	(59,208)	(133,731)
Class C	(1,558,006)	(3,834,312)
Class I	(136,872,156)	(272,700,465)
Class R6	(30,684,966)	(64,498,786)
Total distributions to shareholders	(197,445,781)	(401,649,070)
Capital share transactions:
Net proceeds from sales of shares	1,458,709,878	3,229,727,572
Net asset value of shares issued to shareholders in reinvestment of distributions	135,772,554	274,758,906
Cost of shares redeemed	(1,397,470,334)	(3,575,399,749)
Increase (decrease) in net assets derived from capital share transactions	197,012,098	(70,913,271)
Net increase (decrease) in net assets	185,520,901	(227,053,747)
Net Assets
Beginning of period	9,361,373,025	9,588,426,772
End of period	$9,546,893,926	$9,361,373,025
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
62	NYLI MacKay High Yield Muni Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.78	$11.95	$10.60	$10.64	$13.49	$12.75
Net investment income (loss) (a)	0.25	0.48	0.46	0.45	0.36	0.36
Net realized and unrealized gain (loss)	(0.02)	(0.18)	1.36	(0.02)	(2.81)	0.77
Total from investment operations	0.23	0.30	1.82	0.43	(2.45)	1.13
Less distributions:
From net investment income	(0.24)	(0.47)	(0.47)	(0.47)	(0.40)	(0.39)
Net asset value at end of period	$11.77	$11.78	$11.95	$10.60	$10.64	$13.49
Total investment return (b)	1.93%	2.64%	17.30%	3.81%	(18.48)%	8.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.20%††	4.09%	3.90%	3.92%	2.86%	2.66%
Net expenses (c)	0.86%††	0.86%	0.86%	0.87%	0.86%	0.84%
Portfolio turnover rate (d)	8%	28%	17%	38%(e)	56%(e)	14%
Net assets at end of period (in 000’s)	$1,399,020	$1,435,991	$1,603,539	$1,454,442	$1,751,791	$2,696,103

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.77	$11.93	$10.59	$10.63	$13.47	$12.73
Net investment income (loss) (a)	0.24	0.47	0.46	0.45	0.36	0.36
Net realized and unrealized gain (loss)	(0.03)	(0.16)	1.35	(0.02)	(2.80)	0.77
Total from investment operations	0.21	0.31	1.81	0.43	(2.44)	1.13
Less distributions:
From net investment income	(0.23)	(0.47)	(0.47)	(0.47)	(0.40)	(0.39)
Net asset value at end of period	$11.75	$11.77	$11.93	$10.59	$10.63	$13.47
Total investment return (b)	1.84%	2.71%	17.20%	3.89%	(18.52)%	8.92%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.19%††	4.08%	3.89%	3.91%	2.88%	2.69%
Net expenses (c)	0.88%††	0.89%	0.88%	0.89%	0.87%	0.86%
Portfolio turnover rate (d)	8%	28%	17%	38%(e)	56%(e)	14%
Net assets at end of period (in 000's)	$2,855	$3,102	$3,550	$3,560	$3,749	$5,107

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
63

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.75	$11.92	$10.58	$10.61	$13.46	$12.71
Net investment income (loss) (a)	0.20	0.39	0.37	0.36	0.26	0.26
Net realized and unrealized gain (loss)	(0.02)	(0.18)	1.35	(0.01)	(2.80)	0.78
Total from investment operations	0.18	0.21	1.72	0.35	(2.54)	1.04
Less distributions:
From net investment income	(0.19)	(0.38)	(0.38)	(0.38)	(0.31)	(0.29)
Net asset value at end of period	$11.74	$11.75	$11.92	$10.58	$10.61	$13.46
Total investment return (b)	1.55%	1.86%	16.34%	3.12%	(19.15)%	8.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.44%††	3.33%	3.15%	3.17%	2.11%	1.95%
Net expenses (c)	1.63%††	1.64%	1.63%	1.64%	1.62%	1.61%
Portfolio turnover rate (d)	8%	28%	17%	38%(e)	56%(e)	14%
Net assets at end of period (in 000’s)	$90,380	$102,478	$137,764	$151,803	$202,196	$340,700

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.78	$11.95	$10.60	$10.64	$13.49	$12.75
Net investment income (loss) (a)	0.26	0.50	0.49	0.48	0.39	0.39
Net realized and unrealized gain (loss)	(0.02)	(0.17)	1.36	(0.02)	(2.81)	0.77
Total from investment operations	0.24	0.33	1.85	0.46	(2.42)	1.16
Less distributions:
From net investment income	(0.25)	(0.50)	(0.50)	(0.50)	(0.43)	(0.42)
Net asset value at end of period	$11.77	$11.78	$11.95	$10.60	$10.64	$13.49
Total investment return (b)	2.06%	2.89%	17.48%	4.16%	(18.28)%	9.20%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.45%††	4.34%	4.14%	4.17%	3.10%	2.90%
Net expenses (c)	0.61%††	0.61%	0.61%	0.62%	0.60%	0.59%
Portfolio turnover rate (d)	8%	28%	17%	38%(e)	56%(e)	14%
Net assets at end of period (in 000’s)	$6,588,261	$6,402,794	$6,381,355	$4,660,777	$4,904,132	$7,894,324

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
64	NYLI MacKay High Yield Muni Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$11.78	$11.94	$10.60	$10.64	$13.49	$12.74
Net investment income (loss) (a)	0.26	0.51	0.50	0.48	0.40	0.39
Net realized and unrealized gain (loss)	(0.02)	(0.16)	1.35	(0.02)	(2.81)	0.79
Total from investment operations	0.24	0.35	1.85	0.46	(2.41)	1.18
Less distributions:
From net investment income	(0.25)	(0.51)	(0.51)	(0.50)	(0.44)	(0.43)
Net asset value at end of period	$11.77	$11.78	$11.94	$10.60	$10.64	$13.49
Total investment return (b)	2.08%	3.04%	17.56%	4.13%	(18.23)%	9.34%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.50%††	4.40%	4.19%	4.23%	3.22%	2.91%
Net expenses (c)	0.56%††	0.56%	0.55%	0.56%	0.55%	0.54%
Portfolio turnover rate (d)	8%	28%	17%	38%(e)	56%(e)	14%
Net assets at end of period (in 000’s)	$1,466,378	$1,417,008	$1,462,218	$923,386	$925,330	$1,240,412

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
(e)	The portfolio turnover rate excludes in-kind transactions.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
65

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay High Yield Muni Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	March 31, 2010
Investor Class	March 31, 2010
Class C	March 31, 2010
Class I	March 31, 2010
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek a high level of current income exempt from federal income taxes. The Fund’s secondary investment objective is total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

66	NYLI MacKay High Yield Muni Bond Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in
67

Notes to Financial Statements (Unaudited) (continued)
consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not

68	NYLI MacKay High Yield Muni Bond Fund

included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of April 30, 2026, are shown in the Portfolio of Investments.
(J) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
69

Notes to Financial Statements (Unaudited) (continued)
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of April 30, 2026, that represent 12.2% of the Fund’s net assets, of which 7.1% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2026, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example, labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$13,650,014
Total Fair Value	$13,650,014

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(10,431,777)
Total Net Realized Gain (Loss)	$(10,431,777)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$23,575,221
Total Net Change in Unrealized Appreciation (Depreciation)	$23,575,221

Average Notional Amount	Total
Futures Contracts Short	$(427,850,065)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York

70	NYLI MacKay High Yield Muni Bond Fund

Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.55% up to $1 billion; 0.54% from $1 billion to $3 billion; 0.53% from $3 billion to $5 billion; 0.52% from $5 billion to $7 billion; 0.51% from $7 billion to $9 billion; 0.50% from $9 billion to $11 billion; 0.49% from $11 billion to $13 billion and 0.48% in excess of $13 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.53% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.875% of its average daily net assets. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class, Class C and Class I shares. New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $24,523,296 and paid the Subadvisor fees in the amount of $12,261,844.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $9,202 and $57, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $61,396 and $4,635, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$393,240	$—
Investor Class	1,188	—
Class C	38,362	—
Class I	1,794,488	—
Class R6	28,322	—
71

Notes to Financial Statements (Unaudited) (continued)
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$29,193	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$9,545,727,976	$237,525,747	$(370,601,386)	$(133,075,639)
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $866,980,301, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$305,442	$561,538
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$49,089,003
Exempt Interest Dividends	352,560,067
Total	$401,649,070
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $1,074,252 and $779,460, respectively.

72	NYLI MacKay High Yield Muni Bond Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	14,161,396	$166,526,669
Shares issued to shareholders in reinvestment of distributions	2,066,168	24,297,154
Shares redeemed	(19,227,812)	(225,930,494)
Net increase (decrease) in shares outstanding before conversion	(3,000,248)	(35,106,671)
Shares converted into Class A (See Note 1)	107,823	1,268,715
Shares converted from Class A (See Note 1)	(110,477)	(1,299,239)
Net increase (decrease)	(3,002,902)	$(35,137,195)
Year ended October 31, 2025:
Shares sold	23,073,065	$269,739,564
Shares issued to shareholders in reinvestment of distributions	4,437,038	51,623,186
Shares redeemed	(39,443,787)	(457,933,093)
Net increase (decrease) in shares outstanding before conversion	(11,933,684)	(136,570,343)
Shares converted into Class A (See Note 1)	181,261	2,122,813
Shares converted from Class A (See Note 1)	(594,003)	(6,831,238)
Net increase (decrease)	(12,346,426)	$(141,278,768)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	6,590	$77,555
Shares issued to shareholders in reinvestment of distributions	4,953	58,177
Shares redeemed	(22,452)	(263,760)
Net increase (decrease) in shares outstanding before conversion	(10,909)	(128,028)
Shares converted into Investor Class (See Note 1)	3,579	42,094
Shares converted from Investor Class (See Note 1)	(13,347)	(156,674)
Net increase (decrease)	(20,677)	$(242,608)
Year ended October 31, 2025:
Shares sold	14,594	$168,202
Shares issued to shareholders in reinvestment of distributions	11,318	131,477
Shares redeemed	(53,899)	(623,766)
Net increase (decrease) in shares outstanding before conversion	(27,987)	(324,087)
Shares converted into Investor Class (See Note 1)	11,286	132,341
Shares converted from Investor Class (See Note 1)	(17,249)	(199,720)
Net increase (decrease)	(33,950)	$(391,466)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	351,323	$4,121,828
Shares issued to shareholders in reinvestment of distributions	121,335	1,423,631
Shares redeemed	(1,469,074)	(17,211,580)
Net increase (decrease) in shares outstanding before conversion	(996,416)	(11,666,121)
Shares converted from Class C (See Note 1)	(24,294)	(284,575)
Net increase (decrease)	(1,020,710)	$(11,950,696)
Year ended October 31, 2025:
Shares sold	936,424	$10,930,656
Shares issued to shareholders in reinvestment of distributions	298,286	3,464,247
Shares redeemed	(3,951,026)	(45,833,231)
Net increase (decrease) in shares outstanding before conversion	(2,716,316)	(31,438,328)
Shares converted from Class C (See Note 1)	(124,545)	(1,456,566)
Net increase (decrease)	(2,840,861)	$(32,894,894)

73

Notes to Financial Statements (Unaudited) (continued)
Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	92,774,830	$1,091,558,785
Shares issued to shareholders in reinvestment of distributions	9,043,150	106,388,181
Shares redeemed	(85,485,114)	(1,005,164,497)
Net increase (decrease) in shares outstanding before conversion	16,332,866	192,782,469
Shares converted into Class I (See Note 1)	153,783	1,809,425
Shares converted from Class I (See Note 1)	(115,445)	(1,357,644)
Net increase (decrease)	16,371,204	$193,234,250
Year ended October 31, 2025:
Shares sold	207,659,762	$2,407,912,829
Shares issued to shareholders in reinvestment of distributions	18,290,730	212,730,300
Shares redeemed	(214,560,020)	(2,473,533,969)
Net increase (decrease) in shares outstanding before conversion	11,390,472	147,109,160
Shares converted into Class I (See Note 1)	1,293,970	14,970,230
Shares converted from Class I (See Note 1)	(3,398,343)	(40,428,796)
Net increase (decrease)	9,286,099	$121,650,594

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	16,696,798	$196,425,041
Shares issued to shareholders in reinvestment of distributions	306,598	3,605,411
Shares redeemed	(12,669,388)	(148,900,003)
Net increase (decrease) in shares outstanding before conversion	4,334,008	51,130,449
Shares converted into Class R6 (See Note 1)	67,425	792,970
Shares converted from Class R6 (See Note 1)	(69,142)	(815,072)
Net increase (decrease)	4,332,291	$51,108,347
Year ended October 31, 2025:
Shares sold	46,414,982	$540,976,321
Shares issued to shareholders in reinvestment of distributions	585,698	6,809,696
Shares redeemed	(51,775,727)	(597,475,690)
Net increase (decrease) in shares outstanding before conversion	(4,775,047)	(49,689,673)
Shares converted into Class R6 (See Note 1)	3,339,268	39,744,993
Shares converted from Class R6 (See Note 1)	(692,297)	(8,054,057)
Net increase (decrease)	(2,128,076)	$(17,998,737)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

74	NYLI MacKay High Yield Muni Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
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Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI MacKay Total Return Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.5%
Asset-Backed Securities 9.6%
Automobile Asset-Backed Securities 2.9%
Ally Bank Auto Credit-Linked Notes (a)
Series 2025-B, Class F
6.942%, due 9/15/33	$ 994,866	$ 992,555
Series 2025-A, Class G
10.219%, due 6/15/33	653,576	656,349
American Credit Acceptance Receivables Trust
Series 2026-2, Class D
5.18%, due 6/8/32 (a)	1,530,000	1,522,920
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class E
6.63%, due 2/15/33 (a)	1,345,000	1,331,895
CarMax Select Receivables Trust
Series 2025-B, Class D
5.33%, due 7/15/31	1,180,000	1,184,008
Exeter Automobile Receivables Trust (a)
Series 2022-2A, Class E
6.34%, due 10/15/29	1,295,000	1,252,910
Series 2025-4A, Class E
6.99%, due 4/15/33	1,600,000	1,604,377
Flagship Credit Auto Trust (a)
Series 2021-3, Class E
3.32%, due 12/15/28	1,115,000	959,862
Series 2020-1, Class E
3.52%, due 6/15/27	443,602	443,242
Series 2021-4, Class E
4.03%, due 3/15/29	515,000	333,343
Series 2022-2, Class D
5.80%, due 4/17/28	1,810,000	1,542,406
Ford Credit Auto Owner Trust
Series 2023-1, Class D
6.26%, due 8/15/35 (a)	755,000	767,840
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class E
8.35%, due 10/15/29 (a)	665,000	688,651
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,255,000	1,242,221
Huntington Bank Auto Credit-Linked Notes (a)(b)
Series 2025-2, Class E
10.24% (SOFR 30A + 6.60%), due 9/20/33	670,809	652,929
Series 2024-2, Class E
11.14% (SOFR 30A + 7.50%), due 10/20/32	809,121	796,069
	Principal Amount	Value

Automobile Asset-Backed Securities (continued)
Huntington Bank Auto Credit-Linked Notes (a)(b) (continued)
Series 2026-1, Class E
12.29% (SOFR 30A + 8.65%), due 2/20/34	$ 701,977	$ 701,961
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	610,000	610,002
Santander Drive Auto Receivables Trust
Series 2025-1, Class D
5.43%, due 3/17/31	610,000	615,493
		17,899,033
Other Asset-Backed Securities 6.7%
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	910,472	852,460
Series 2016-2, Class A
3.65%, due 6/15/28	1,169,000	1,133,666
Series 2019-1, Class B
3.85%, due 2/15/28	543,831	531,872
Antares CLO Ltd.
Series 2026-1A, Class B
5.426% (3 Month SOFR + 1.75%), due 4/20/39 (a)(b)	800,000	800,425
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
5.425% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	400,000	399,806
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
6.622% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	338,744
Bayfront Labs VII Pte. Ltd.
Series 7A, Class A
4.936% (SOFR + 1.28%), due 4/11/48 (a)(b)	995,047	995,752
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1, Class D
6.395% (SOFR 30A + 2.75%), due 6/25/47 (a)(b)	1,068,439	1,081,539
BCC Middle Market CLO LLC
Series 2025-1A, Class A1
5.30% (3 Month SOFR + 1.62%), due 7/17/37 (a)(b)	610,000	608,524
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,458,656	1,344,756

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
BXDL Static CLO LLC
Series 2025-1A, Class A1
4.975% (3 Month SOFR + 1.30%), due 7/20/35 (a)(b)	$ 672,772	$ 672,762
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	700,846	570,738
Series 2020-1, Class A1
1.69%, due 7/15/60	1,485,600	1,236,557
DataBank Issuer II LLC
Series 2025-1A, Class A2
5.18%, due 9/27/55 (a)	505,000	497,215
Dell Equipment Finance Trust
Series 2026-1A, Class D
5.19%, due 11/22/32 (a)	1,040,000	1,041,600
Diameter Capital CLO 5 Ltd.
Series 2023-5A, Class A1R
4.913% (3 Month SOFR + 1.24%), due 1/15/39 (a)(b)	725,000	726,087
Flexential Issuer LLC
Series 2025-1A, Class C
8.54%, due 10/25/60 (a)	1,210,000	1,224,445
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.242% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	700,000	699,990
Golub Capital CLO 86B Ltd.
Series 2026-86A, Class C
5.358% (3 Month SOFR + 1.70%), due 1/25/39 (a)(b)	500,000	498,860
Golub Capital Partners CLO 67M Ltd.
Series 2023-67A, Class CR
5.86% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)	600,000	597,651
Golub Capital Partners CLO 78M Ltd.
Series 2025-78A, Class A1
5.052% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	930,000	922,792
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	505,000	508,809
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.273% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	350,000	350,125
	Principal Amount	Value

Other Asset-Backed Securities (continued)
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	$ 787,923	$ 696,022
Kinetic ABS Issuer LLC (a)
Series 2026-1A, Class A2
5.219%, due 2/25/56	1,285,000	1,280,924
Series 2026-1A, Class B
5.561%, due 2/25/56	500,000	498,179
Kohlberg Credit CLO LLC
Series 2026-1A, Class A
5.19% (3 Month SOFR + 1.48%), due 4/15/38 (a)(b)	1,000,000	1,000,860
Magnetite 50 Ltd.
Series 2025-50A, Class A1
4.947% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	1,000,000	1,001,724
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	1,255,000	746,725
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.045% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	500,000	500,725
Octagon Investment Partners 49 Ltd.
Series 2020-5A, Class ARR
4.793% (3 Month SOFR + 1.12%), due 4/15/37 (a)(b)	850,000	847,548
Owl Rock CLO XX LLC
Series 2024-20A, Class C
5.767% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	475,000	467,565
Point Broadband Funding LLC
Series 2025-1A, Class B
5.727%, due 7/20/55 (a)	695,000	695,800
Progress Residential Trust
Series 2025-SFR3, Class D
3.39%, due 7/17/42 (a)	925,000	843,344
QTS Issuer ABS II LLC
Series 2026-3A, Class A2
6.156%, due 1/5/56 (a)	1,280,000	1,264,847
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.08% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	500,000	500,460
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A
5.00%, due 9/15/48 (a)	1,085,000	1,079,720

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Asset-Backed Securities (continued)
Other Asset-Backed Securities (continued)
RIN V LLC
Series 2023-2A, Class A1R
5.009% (3 Month SOFR + 1.34%), due 10/14/36 (a)(b)	$ 1,000,000	$ 1,000,437
RIN XIII LLC
Series 2026-1A, Class A1
4.95% (3 Month SOFR + 1.29%), due 4/15/39 (a)(b)	1,000,000	1,001,001
Shentel Issuer LLC
Series 2025-1A, Class B
6.03%, due 12/20/55 (a)	1,770,000	1,780,696
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.075% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	450,000	450,392
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
5.623% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	350,000	351,095
Subway Funding LLC (a)
Series 2024-3A, Class A2II
5.566%, due 7/30/54	812,625	798,614
Series 2024-3A, Class A23
5.914%, due 7/30/54	689,500	665,887
Tricon American Homes
Series 2020-SFR1, Class D
2.548%, due 7/17/38 (a)	740,000	735,747
Tricon Residential Trust
Series 2024-SFR4, Class C
4.80%, due 11/17/41 (a)	929,000	909,605
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	620,130	631,188
Wendy's Funding LLC
Series 2018-1A, Class A2II
3.884%, due 3/15/48 (a)	857,577	839,349
Zayo Issuer LLC (a)
Series 2025-1A, Class A2
5.648%, due 3/20/55	1,295,000	1,306,422
Series 2025-3A, Class C
8.435%, due 10/20/55	1,200,000	1,246,704
		40,776,755
Total Asset-Backed Securities (Cost $59,892,484)		58,675,788
	Principal Amount	Value
Corporate Bonds 28.9%
Agriculture 0.4%
Altria Group, Inc.
2.45%, due 2/4/32	$ 1,850,000	$ 1,628,411
5.25%, due 8/6/35	920,000	918,966
		2,547,377
Airlines 0.5%
American Airlines, Inc.
5.75%, due 4/20/29 (a)	860,000	860,584
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30 (c)	930,000	876,525
Delta Air Lines, Inc.
4.75%, due 10/20/28 (a)	1,545,833	1,547,054
		3,284,163
Auto Manufacturers 1.3%
American Honda Finance Corp.
5.15%, due 7/9/32	1,005,000	1,008,815
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	610,000	602,719
6.054%, due 11/5/31	285,000	289,105
6.80%, due 5/12/28	700,000	721,330
7.20%, due 6/10/30	360,000	380,853
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,335,000	1,203,079
4.30%, due 4/6/29	940,000	930,860
5.625%, due 4/4/32	130,000	133,354
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	1,545,000	1,524,285
Toyota Motor Credit Corp.
Series B
4.60%, due 3/11/33	1,060,000	1,045,258
		7,839,658
Auto Parts & Equipment 0.3%
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32 (a)	1,155,000	1,152,936
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	875,000	866,299
		2,019,235
Banks 7.5%
Banco Bilbao Vizcaya Argentaria SA
5.127%, due 3/3/36	1,200,000	1,167,062
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.621%, due 12/10/29 (a)	$ 830,000	$ 853,448
Bank of America Corp. (d)
2.496%, due 2/13/31	755,000	699,154
4.456%, due 2/6/32	1,175,000	1,158,709
5.489%, due 4/23/37	1,120,000	1,113,547
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(e)	1,760,000	1,701,038
5.207%, due 2/24/37 (d)	520,000	505,356
5.367%, due 2/25/31 (d)	390,000	397,000
BNP Paribas SA
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (a)(b)(e)	745,000	686,195
BPCE SA (a)(d)
4.76%, due 1/13/32	1,250,000	1,236,179
6.714%, due 10/19/29	410,000	429,018
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,590,000	1,362,607
5.299% (5 Year Treasury Constant Maturity Rate + 1.45%), due 1/29/36 (b)	1,725,000	1,710,174
Deutsche Bank AG (d)
3.035%, due 5/28/32	890,000	809,335
3.729%, due 1/14/32	585,000	543,621
4.725%, due 2/6/32	1,390,000	1,367,453
5.06%, due 4/14/32	1,500,000	1,498,326
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,638,762
First Horizon Corp.
5.514%, due 3/7/31 (d)	570,000	578,587
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (d)	740,000	651,105
6.75%, due 10/1/37	405,000	439,842
Huntington Bancshares, Inc.
4.623%, due 1/28/32 (d)	1,580,000	1,561,830
5.605% (5 Year Treasury Constant Maturity Rate + 1.35%), due 1/28/41 (b)	1,395,000	1,363,174
6.141% (5 Year Treasury Constant Maturity Rate + 1.70%), due 11/18/39 (b)	575,000	585,870
	Principal Amount	Value

Banks (continued)
KeyBank NA
4.90%, due 8/8/32	$ 715,000	$ 702,476
KeyCorp
6.401%, due 3/6/35 (d)	370,000	393,364
Lloyds Banking Group plc
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)(c)	450,000	449,003
M&T Bank Corp.
5.295% (5 Year Treasury Constant Maturity Rate + 1.38%), due 4/18/36 (b)	1,750,000	1,735,647
5.385%, due 1/16/36 (d)	330,000	328,816
Morgan Stanley (d)
2.484%, due 9/16/36	1,945,000	1,683,717
2.511%, due 10/20/32	510,000	452,259
NatWest Group plc
5.908% (1 Year Treasury Constant Maturity Rate + 1.30%), due 3/3/47 (b)	1,150,000	1,114,031
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (d)	630,000	649,624
Societe Generale SA (a)(b)
2.889% (1 Year Treasury Constant Maturity Rate + 1.30%), due 6/9/32	805,000	725,638
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (e)	395,000	394,916
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (e)	1,155,000	1,108,351
Standard Chartered plc
2.678% (1 Year Treasury Constant Maturity Rate + 1.20%), due 6/29/32 (a)(b)	1,450,000	1,295,489
Toronto-Dominion Bank (The)
5.146% (5 Year Treasury Constant Maturity Rate + 1.50%), due 9/10/34 (b)	695,000	698,724
UBS Group AG (a)
3.091%, due 5/14/32 (d)	1,070,000	983,357
4.214%, due 4/10/30 (d)	1,035,000	1,022,330
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28 (b)	340,000	341,155
5.199%, due 8/10/37 (d)	920,000	902,143

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
USB Realty Corp.
5.082% (3 Month SOFR + 1.409%), due 1/15/27 (a)(b)(e)	$ 810,000	$ 733,357
Webster Financial Corp.
5.784% (5 Year Treasury Constant Maturity Rate + 2.125%), due 9/11/35 (b)	545,000	551,920
Wells Fargo & Co.
3.35%, due 3/2/33 (d)	700,000	644,444
Western Alliance Bank
6.537% (5 Year Treasury Constant Maturity Rate + 2.85%), due 11/15/35 (b)	990,000	978,635
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,633,000	1,461,837
Zions Bancorp NA
4.483%, due 2/9/29 (d)	2,120,000	2,108,399
		45,517,024
Biotechnology 0.1%
Amgen, Inc.
5.75%, due 3/2/63	450,000	430,091
Building Materials 0.3%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33 (a)	855,000	888,763
EMRLD Borrower LP
6.75%, due 7/15/31 (a)	1,145,000	1,183,685
		2,072,448
Chemicals 0.9%
Celanese US Holdings LLC
7.20%, due 11/15/33 (f)	780,000	843,327
Dow Chemical Co. (The)
5.65%, due 3/15/36 (c)	845,000	842,021
Eastman Chemical Co.
4.50%, due 2/20/31	990,000	972,325
Huntsman International LLC
4.50%, due 5/1/29	1,759,000	1,684,570
LYB International Finance III LLC
5.125%, due 1/15/31	820,000	824,980
		5,167,223
	Principal Amount	Value

Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	$ 640,000	$ 630,959
Global Payments, Inc.
4.875%, due 11/15/30	885,000	869,804
		1,500,763
Computers 0.1%
Dell International LLC
3.375%, due 12/15/41	525,000	395,567
Cosmetics & Personal Care 0.2%
Coty, Inc.
4.75%, due 1/15/29 (a)	985,000	954,017
Diversified Financial Services 2.9%
Aircastle Ltd.
5.00%, due 9/15/30 (a)	750,000	749,588
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (b)(e)	520,000	500,285
5.548%, due 7/31/33 (d)	945,000	939,178
Series D
7.10% (5 Year Treasury Constant Maturity Rate + 3.148%), due 8/15/31 (b)(e)	1,165,000	1,164,083
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	1,740,000	1,719,944
4.70%, due 1/30/31	665,000	653,230
4.85%, due 4/1/33	2,055,000	1,982,069
Bread Financial Holdings, Inc.
6.75%, due 5/15/31 (a)	1,155,000	1,179,999
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	635,000	662,906
Capital One Financial Corp. (d)
4.722%, due 1/30/32	1,730,000	1,709,470
5.197%, due 9/11/36	390,000	378,195
6.051%, due 2/1/35	130,000	134,793
Citadel Finance LLC
5.90%, due 2/10/30 (a)	725,000	731,091
OneMain Finance Corp.
7.50%, due 5/15/31	645,000	661,292
Synchrony Financial
4.947%, due 2/25/32 (d)	890,000	869,512
5.45%, due 3/6/31 (d)	805,000	807,188
7.25%, due 2/2/33	1,470,000	1,523,903
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
VFH Parent LLC
7.50%, due 6/15/31 (a)	$ 1,130,000	$ 1,186,666
		17,553,392
Electric 2.6%
AEP Texas, Inc.
5.85%, due 10/15/55	395,000	379,781
Arizona Public Service Co.
2.20%, due 12/15/31	1,500,000	1,309,966
3.35%, due 5/15/50	1,320,000	878,857
Black Hills Corp.
4.55%, due 1/31/31	1,480,000	1,465,632
Edison International (b)
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54	390,000	402,301
8.125% (5 Year Treasury Constant Maturity Rate + 3.864%), due 6/15/53	975,000	1,000,285
Evergy Metro, Inc.
5.40%, due 4/1/34	560,000	574,877
Evergy Missouri West, Inc.
5.25%, due 12/15/35 (a)	415,000	409,384
NRG Energy, Inc.
5.407%, due 10/15/35 (a)	530,000	519,828
Ohio Power Co.
Series R
2.90%, due 10/1/51	585,000	350,628
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,476,375
PacifiCorp (b)
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56	800,000	797,390
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55	115,000	116,595
Southern California Edison Co.
4.00%, due 4/1/47	975,000	719,843
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	680,273
Vistra Operations Co. LLC (a)
5.25%, due 4/30/33	960,000	956,594
6.00%, due 4/15/34	435,000	448,860
VoltaGrid LLC
7.375%, due 11/1/30 (a)	840,000	871,854
	Principal Amount	Value

Electric (continued)
XPLR Infrastructure Operating Partners LP (a)(c)
4.50%, due 9/15/27	$ 551,000	$ 546,952
7.25%, due 1/15/29	740,000	769,550
8.375%, due 1/15/31	520,000	555,654
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	635,000	561,405
		15,792,884
Electronics 0.0% ‡
Amphenol Corp.
5.30%, due 11/15/55	125,000	117,085
Entertainment 0.2%
Penn Entertainment, Inc.
6.75%, due 4/1/31 (a)	1,155,000	1,145,466
Food 0.8%
Grupo Nutresa SA
Series Reg S
8.00%, due 5/12/30	200,000	210,952
9.00%, due 5/12/35 (a)	645,000	717,808
JBS NV
5.75%, due 4/1/33	860,000	885,410
MARB BondCo plc
3.95%, due 1/29/31 (a)	1,240,000	1,110,614
Post Holdings, Inc. (a)
4.50%, due 9/15/31	205,000	192,728
4.625%, due 4/15/30	452,000	439,133
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	965,000	961,258
5.20%, due 4/1/29	580,000	585,282
		5,103,185
Gas 0.7%
Boston Gas Co.
3.757%, due 3/16/32 (a)	505,000	472,571
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	725,000	770,953
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,659,158
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	620,000	544,815
Southern California Gas Co.
5.60%, due 4/1/54	625,000	595,129
		4,042,626

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Products 0.3%
Abbott Laboratories
4.65%, due 3/15/36	$ 1,020,000	$ 990,522
5.50%, due 3/15/56	1,050,000	1,015,195
		2,005,717
Insurance 0.1%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	725,000	731,796
Internet 1.0%
Alphabet, Inc.
4.40%, due 2/15/33	900,000	886,133
5.75%, due 2/15/66	615,000	598,353
Amazon.com, Inc.
5.80%, due 3/13/56	960,000	944,871
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)(c)	1,225,000	1,136,004
Meta Platforms, Inc.
5.625%, due 11/15/55	505,000	463,698
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	810,000	888,579
Wayfair LLC
6.75%, due 11/15/32 (a)	1,155,000	1,167,713
		6,085,351
Iron & Steel 0.1%
Mineral Resources Ltd.
7.00%, due 4/1/31 (a)	685,000	711,008
Leisure Time 0.3%
NCL Corp. Ltd.
6.75%, due 2/1/32 (a)	1,175,000	1,169,235
Royal Caribbean Cruises Ltd.
4.75%, due 5/15/33	665,000	645,036
		1,814,271
Lodging 0.2%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	215,000	220,025
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	760,000	724,303
		944,328
	Principal Amount	Value

Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	$ 570,000	$ 579,329
Media 0.3%
Charter Communications Operating LLC
2.80%, due 4/1/31	925,000	828,344
Univision Communications, Inc.
4.50%, due 5/1/29 (a)	1,245,000	1,187,868
		2,016,212
Mining 0.3%
Vedanta Resources Finance II plc
9.475%, due 7/24/30 (a)	505,000	530,883
9.85%, due 4/24/33 (a)	365,000	389,114
Series Reg S
10.875%, due 9/17/29	575,000	610,997
		1,530,994
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
5.649% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	955,000	863,270
Oil & Gas 1.4%
Antero Resources Corp.
5.40%, due 2/1/36	560,000	550,004
California Resources Corp.
8.25%, due 6/15/29 (a)	657,000	685,080
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	830,000	829,707
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)(c)	135,000	132,782
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,115,000	1,114,306
Matador Resources Co.
6.00%, due 4/15/34 (a)	715,000	717,717
Nabors Industries, Inc.
7.625%, due 11/15/32 (a)	1,140,000	1,189,508
SM Energy Co.
6.625%, due 4/15/34 (a)	1,360,000	1,378,802
Sunoco LP (a)
5.375%, due 7/15/31	935,000	930,620
5.625%, due 7/15/34	935,000	922,426
Valaris Ltd.
8.375%, due 4/30/30 (a)	225,000	234,623
		8,685,575
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas Services 0.1%
SESI LLC
7.875%, due 9/30/30 (a)	$ 850,000	$ 877,747
Packaging & Containers 0.4%
Cascades, Inc.
6.75%, due 7/15/30 (a)	1,160,000	1,171,484
Clydesdale Acquisition Holdings, Inc.
6.75%, due 4/15/32 (a)	1,170,000	1,100,756
		2,272,240
Pipelines 1.6%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,135,000	960,847
Cheniere Energy, Inc.
5.20%, due 7/30/36 (a)	1,040,000	1,028,147
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55 (a)	475,000	463,259
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,076,497
Energy Transfer LP
5.35%, due 5/15/45	545,000	489,046
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,942,841
MPLX LP
5.40%, due 9/15/35	585,000	584,156
NGPL PipeCo LLC
3.25%, due 7/15/31 (a)	605,000	555,041
ONEOK, Inc.
6.25%, due 10/15/55	880,000	864,765
Plains All American Pipeline LP
5.60%, due 1/15/36	435,000	435,740
Western Midstream Operating LP
5.25%, due 2/1/50 (f)	900,000	762,523
Williams Cos., Inc. (The)
3.50%, due 10/15/51	750,000	510,547
		9,673,409
Real Estate 0.1%
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	400,000	397,546
	Principal Amount	Value

Real Estate Investment Trusts 0.8%
Alexandria Real Estate Equities, Inc.
5.25%, due 3/15/36	$ 970,000	$ 943,081
GLP Capital LP
4.00%, due 1/15/30	1,205,000	1,158,068
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	990,000	850,842
Trust 2401 (a)
7.375%, due 2/13/34	705,000	765,277
7.70%, due 1/23/32	702,000	763,902
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	285,000	307,088
		4,788,258
Retail 0.9%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	970,000	1,014,620
AutoNation, Inc.
4.75%, due 6/1/30	491,000	488,850
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,065,000	1,079,311
Macy's Retail Holdings LLC
6.125%, due 3/15/32 (a)(c)	830,000	830,400
PetSmart LLC
7.50%, due 9/15/32 (a)	810,000	820,205
Sally Holdings LLC
6.75%, due 4/1/32	190,000	195,834
Victra Holdings LLC
8.75%, due 9/15/29 (a)	825,000	863,841
		5,293,061
Semiconductors 0.3%
Foundry JV Holdco LLC
6.10%, due 1/25/36 (a)	555,000	582,625
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	980,000	1,009,337
		1,591,962
Software 0.7%
Cloud Software Group, Inc.
8.25%, due 6/30/32 (a)	830,000	788,532
Fidelity National Information Services, Inc.
4.55%, due 3/10/29	1,130,000	1,125,587
MSCI, Inc.
3.875%, due 2/15/31 (a)	530,000	503,300
5.15%, due 3/15/36	245,000	237,343

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Software (continued)
Salesforce, Inc.
5.55%, due 3/15/36	$ 1,695,000	$ 1,690,318
		4,345,080
Telecommunications 0.8%
AT&T, Inc.
4.75%, due 4/30/33 (c)	1,075,000	1,060,946
6.00%, due 4/30/56	780,000	752,379
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	1,200,000	1,177,378
Uniti Services LLC
7.50%, due 10/15/33 (a)	1,080,000	1,137,085
WULF Compute LLC
7.75%, due 10/15/30 (a)	805,000	846,051
		4,973,839
Total Corporate Bonds (Cost $181,054,940)		175,663,197
Foreign Government Bonds 1.8%
Bahamas 0.2%
Bahamas Government Bond
Series Reg S
8.25%, due 6/24/36	1,080,000	1,201,435
Chile 0.3%
Corp. Nacional del Cobre de Chile
5.529%, due 1/30/37 (a)	1,105,000	1,097,154
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	527,000	484,132
		1,581,286
Colombia 0.4%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,262,250
7.75%, due 11/7/36 (c)	1,080,000	1,137,780
		2,400,030
Mexico 0.4%
Petroleos Mexicanos
6.50%, due 3/13/27 (c)	2,075,000	2,096,787
6.75%, due 9/21/47	715,000	602,222
		2,699,009
Paraguay 0.3%
Paraguay Government Bond
8.50%, due 4/4/38 (a)	PYG 11,500,000,000	1,875,340
	Principal Amount	Value

Uruguay 0.2%
Uruguay Government Bond
9.75%, due 7/20/33	UYU 33,090,000	$ 914,747
Total Foreign Government Bonds (Cost $10,914,448)		10,671,847
Loan Assignments 2.1%
Automobile 0.5%
American Auto Auction Group LLC
First Lien Refinancing Term Loan
8.20% (3 Month SOFR + 4.50%), due 5/28/32 (b)	$ 1,162,066	1,159,160
LSF12 Helix Parent LLC
First Lien Term Loan B
7.152% (1 Month SOFR + 3.50%), due 2/10/33 (b)	1,160,000	1,160,146
Mavis Tire Express Services Topco Corp.
First Lien 2025 Incremental Term Loan
6.669% (6 Month SOFR + 3.00%), due 5/4/28 (b)	1,172,040	1,172,773
		3,492,079
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
7.752% (1 Month SOFR + 4.00%), due 11/2/27 (b)	580,973	552,893
Healthcare 0.2%
Chariot Buyer LLC
First Lien Amendment No. 5 Incremental Term Loan
6.402% (1 Month SOFR + 2.75%), due 9/8/32 (b)	1,154,178	1,152,094
Healthcare & Pharmaceuticals 0.2%
Ensemble RCM LLC
First Lien Closing Date Term Loan
6.663% (3 Month SOFR + 3.00%), due 2/9/33 (b)	1,165,000	1,154,806
High Tech Industries 0.2%
Gryphon Acquire NewCo LLC
First Lien Term Loan
6.675% (3 Month SOFR + 3.00%), due 9/13/32 (b)	1,153,000	1,155,402
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 2/3/33 (b)	$ 1,175,000	$ 1,175,734
Media 0.2%
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.019% (1 Month SOFR + 3.25%), due 1/31/29 (b)	1,220,000	1,191,872
Retail Store 0.2%
White Cap Supply Holdings LLC
First Lien Tranche Term Loan D
7.168% (1 Month SOFR + 3.50%), due 2/10/33 (b)	1,160,000	1,150,938
Services Business 0.1%
Raven Acquisition Holdings LLC
First Lien Initial Term Loan
6.652% (1 Month SOFR + 3.00%), due 11/19/31 (b)	579,509	575,485
Services: Consumer 0.2%
Metropolis Technologies, Inc.
First Lien Initial Term Loan
8.98% (6 Month SOFR + 5.25%), due 11/3/32 (b)	1,202,700	1,196,687
Total Loan Assignments (Cost $12,837,746)		12,797,990
Mortgage-Backed Securities 22.7%
Agency (Collateralized Mortgage Obligations) 7.1%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,176,168	787,995
REMIC, Series 5021, Class SA
(zero coupon) (-1 x SOFR 30A + 3.55%), due 10/25/50 (b)(g)	1,943,989	37,979
REMIC, Series 5200, Class SA
(zero coupon) (-1 x SOFR 30A + 3.50%), due 2/25/52 (b)(g)	264,701	4,143
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	458,678	383,355
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FHLMC (continued)
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	$ 314,065	$ 269,153
REMIC, Series 5363
(zero coupon), due 12/25/53	370,320	313,208
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	512,005	421,062
REMIC, Series 5328, Class JY
0.25%, due 9/25/50	752,228	523,160
REMIC, Series 4988, Class LP
1.25%, due 6/25/50	977,865	772,841
REMIC, Series 5514, Class SA
1.455% (-1 x SOFR 30A + 5.10%), due 3/25/55 (b)(g)	2,330,282	69,380
REMIC, Series 5471, Class SK
1.705% (-1 x SOFR 30A + 5.35%), due 8/25/54 (b)(g)	1,907,557	68,554
REMIC, Series 5531, Class SD
2.255% (-1 x SOFR 30A + 5.90%), due 4/25/55 (b)(g)	3,267,476	207,241
REMIC, Series 4993, Class KS
2.29% (-1 x SOFR 30A + 5.936%), due 7/25/50 (b)(g)	2,641,546	329,915
REMIC, Series 4994, Class TS
2.34% (-1 x SOFR 30A + 5.986%), due 7/25/50 (b)(g)	1,182,627	146,058
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (g)	1,228,974	218,154
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (g)	1,027,181	162,867
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (g)	938,309	149,593
REMIC, Series 5160
3.00%, due 10/25/51 (g)	961,284	104,861
REMIC, Series 5547, Class ES
3.355% (-1 x SOFR 30A + 7.00%), due 6/25/55 (b)(g)	1,283,027	99,424
REMIC, Series 5304, Class UB
4.00%, due 2/25/52	453,146	422,959
FHLMC MSCR Trust (a)(b)
REMIC, Series 2026-MN13, Class M2
6.595% (SOFR 30A + 2.95%), due 3/25/46	730,000	731,819
REMIC, Series 2026-MN13, Class B1
8.145% (SOFR 30A + 4.50%), due 3/25/46	580,000	583,029

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	$ 727,973	$ 561,378
Series 402
(zero coupon), due 9/25/53	556,618	465,579
Series 311, Class S1
2.196% (-1 x SOFR 30A + 5.836%), due 8/15/43 (b)(g)	2,062,773	201,921
Series 397, Class C61
5.50%, due 1/25/53 (g)	1,093,197	215,762
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	439,024	358,448
REMIC, Series 2023-45
(zero coupon), due 10/25/53	559,804	458,057
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	729,640	615,113
REMIC, Series 2025-44, Class SD
1.455% (-1 x SOFR 30A + 5.10%), due 6/25/55 (b)(g)	3,964,691	143,555
REMIC, Series 2024-82, Class DS
1.505% (-1 x SOFR 30A + 5.15%), due 11/25/54 (b)(g)	3,026,547	90,892
REMIC, Series 2020-57, Class LJ
2.00%, due 8/25/50	1,540,000	1,171,311
REMIC, Series 2022-10, Class SA
2.105% (-1 x SOFR 30A + 5.75%), due 2/25/52 (b)(g)	1,835,016	206,424
REMIC, Series 2025-103, Class SA
2.185% (-1 x SOFR 30A + 5.83%), due 6/25/55 (b)(g)	2,595,703	156,773
REMIC, Series 2016-57, Class SN
2.29% (-1 x SOFR 30A + 5.936%), due 6/25/46 (b)(g)	1,082,253	111,432
REMIC, Series 2020-70, Class SD
2.49% (-1 x SOFR 30A + 6.136%), due 10/25/50 (b)(g)	1,220,652	144,951
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
FNMA (continued)
REMIC, Series 2021-3, Class TI
2.50%, due 2/25/51 (g)	$ 1,522,797	$ 252,124
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (g)	850,739	133,114
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (g)	5,099,196	666,232
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (g)	364,726	41,845
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (g)	6,614,036	1,064,086
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (g)	2,462,696	426,170
REMIC, Series 2025-18, Class SM
3.455% (-1 x SOFR 30A + 7.10%), due 9/25/54 (b)(g)	1,088,163	94,623
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,214,283	1,099,929
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (g)	1,495,770	320,430
REMIC, Series 2025-31, Class ZJ
5.00%, due 6/25/54	1,324,464	1,284,998
FNMA, Strips (g)
Series 426, Class C32
1.50%, due 2/25/52	3,040,761	286,312
Series 429, Class C5
3.00%, due 10/25/52	3,086,985	560,112
Series 440, Class C46
4.00%, due 10/25/53	2,855,853	602,227
Series 438, Class C34
6.00%, due 8/25/53	1,382,671	314,206
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (-1 x 1 Month SOFR + 2.716%), due 1/20/50 (b)(g)	2,058,937	14,304
REMIC, Series 2020-129, Class SB
(zero coupon) (-1 x 1 Month SOFR + 3.086%), due 9/20/50 (b)(g)	2,615,836	21,962
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-16, Class AS
(zero coupon) (-1 x 1 Month SOFR + 2.636%), due 1/20/51 (b)(g)	$ 3,181,687	$ 17,969
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,677,923	1,105,501
REMIC, Series 2021-29, Class AS
(zero coupon) (-1 x SOFR 30A + 2.70%), due 2/20/51 (b)(g)	2,987,443	18,051
REMIC, Series 2021-97, Class SA
(zero coupon) (-1 x SOFR 30A + 2.60%), due 6/20/51 (b)(g)	3,708,275	26,503
REMIC, Series 2021-205, Class DS
(zero coupon) (-1 x SOFR 30A + 3.20%), due 11/20/51 (b)(g)	4,572,834	50,940
REMIC, Series 2021-226, Class SA
(zero coupon) (-1 x SOFR 30A + 1.70%), due 12/20/51 (b)(g)	2,523,513	6,467
REMIC, Series 2022-87, Class SA
(zero coupon) (-1 x SOFR 30A + 3.30%), due 5/20/52 (b)(g)	3,185,199	30,546
REMIC, Series 2022-101, Class SB
(zero coupon) (-1 x SOFR 30A + 3.30%), due 6/20/52 (b)(g)	1,594,343	15,857
REMIC, Series 2022-107, Class SA
(zero coupon) (-1 x SOFR 30A + 3.47%), due 6/20/52 (b)(g)	8,021,092	73,273
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,037,846	836,816
REMIC, Series 2023-53
(zero coupon), due 4/20/53	312,850	254,437
REMIC, Series 2021-158, Class SB
0.06% (-1 x SOFR 30A + 3.70%), due 9/20/51 (b)(g)	2,402,930	62,835
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-78, Class S
0.06% (-1 x SOFR 30A + 3.70%), due 4/20/52 (b)(g)	$ 1,689,968	$ 28,404
REMIC, Series 2022-34, Class HS
0.46% (-1 x SOFR 30A + 4.10%), due 2/20/52 (b)(g)	3,777,584	165,092
REMIC, Series 2024-51, Class SX
1.56% (-1 x SOFR 30A + 5.20%), due 3/20/54 (b)(g)	6,719,606	262,393
REMIC, Series 2023-80, Class SA
1.61% (-1 x SOFR 30A + 5.25%), due 6/20/53 (b)(g)	2,958,075	125,047
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (g)	1,046,938	126,105
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (g)	1,651,578	198,323
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,507,182	964,656
REMIC, Series 2025-131, Class S
2.41% (-1 x SOFR 30A + 6.05%), due 8/20/55 (b)(g)	2,020,722	158,623
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (g)	581,357	87,131
REMIC, Series 2021-188
2.50%, due 10/20/51 (g)	2,547,329	413,139
REMIC, Series 2022-1, Class CF
2.50% (SOFR 30A + 0.80%), due 1/20/52 (b)	1,070,659	890,760
REMIC, Series 2020-146, Class SA
2.525% (-1 x 1 Month SOFR + 6.186%), due 10/20/50 (b)(g)	1,352,551	174,750
REMIC, Series 2020-167, Class SN
2.525% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(g)	700,257	92,135
REMIC, Series 2021-179, Class SA
2.525% (-1 x 1 Month SOFR + 6.186%), due 11/20/50 (b)(g)	2,046,556	275,502

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2020-189, Class SU
2.525% (-1 x 1 Month SOFR + 6.186%), due 12/20/50 (b)(g)	$ 484,174	$ 66,221
REMIC, Series 2021-46, Class QS
2.525% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	820,193	102,425
REMIC, Series 2021-46, Class TS
2.525% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	991,123	124,519
REMIC, Series 2021-57, Class SA
2.525% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	2,898,799	360,217
REMIC, Series 2021-57, Class SD
2.525% (-1 x 1 Month SOFR + 6.186%), due 3/20/51 (b)(g)	4,921,739	630,350
REMIC, Series 2021-96, Class NS
2.525% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(g)	2,598,763	322,464
REMIC, Series 2021-96, Class SN
2.525% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(g)	1,832,260	220,550
REMIC, Series 2021-97, Class SM
2.525% (-1 x 1 Month SOFR + 6.186%), due 6/20/51 (b)(g)	1,975,375	259,736
REMIC, Series 2021-122, Class HS
2.525% (-1 x 1 Month SOFR + 6.186%), due 7/20/51 (b)(g)	1,781,506	237,131
REMIC, Series 2021-96, Class JS
2.575% (-1 x 1 Month SOFR + 6.236%), due 6/20/51 (b)(g)	1,425,073	196,010
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (g)	1,494,958	255,982
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (g)	2,214,506	366,459
	Principal Amount	Value

Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (g)	$ 981,243	$ 163,840
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (g)	270,063	39,712
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (g)	935,373	166,938
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (g)	1,790,147	311,696
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (g)	6,240,253	1,109,047
REMIC, Series 2022-207
3.00%, due 8/20/51 (g)	1,513,952	259,357
REMIC, Series 2023-86, Class SE
3.01% (-1 x SOFR 30A + 6.65%), due 9/20/50 (b)(g)	1,242,324	186,263
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (g)	1,580,771	272,405
REMIC, Series 2025-2, Class Z
3.50%, due 1/20/55	1,728,903	1,385,660
REMIC, Series 2023-60, Class ES
3.92% (-2 x SOFR 30A + 11.20%), due 4/20/53 (b)	617,748	564,995
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (g)	1,393,706	316,438
REMIC, Series 2024-164, Class PB
4.50%, due 1/20/54	660,704	650,472
REMIC, Series 2023-81, Class LA
5.00%, due 6/20/52	214,206	214,596
REMIC, Series 2023-66, Class MP
5.02% (-2 x SOFR 30A + 12.30%), due 5/20/53 (b)	895,382	838,599
REMIC, Series 2023-38, Class WT
6.423%, due 12/20/51 (h)	451,006	469,413
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Agency (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2023-59, Class YC
7.092%, due 9/20/51 (h)	$ 1,125,998	$ 1,229,690
REMIC, Series 2023-55, Class LB
7.716%, due 11/20/51 (h)	604,935	681,708
REMIC, Series 2023-55, Class CG
7.881%, due 7/20/51 (h)	628,322	709,269
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2025-01, Class M2
6.745% (SOFR 30A + 3.10%), due 5/25/55	1,825,000	1,826,047
Series 2019-01, Class B10
9.26% (SOFR 30A + 5.614%), due 10/25/49	1,690,000	1,719,919
Series 2020-01, Class CE
11.26% (SOFR 30A + 7.614%), due 3/25/50	1,350,000	1,393,129
		43,003,532
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 8.3%
1301 Trust
Series 2025-1301, Class D
6.43%, due 8/11/42 (a)(i)	1,075,000	1,077,682
ARZ Trust
Series 2024-BILT, Class E
7.487%, due 6/11/39 (a)	851,000	872,162
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ, Class A
2.848%, due 8/14/34 (a)	1,615,000	1,340,482
BBCMS Mortgage Trust
Series 2018-C2, Class D
3.00%, due 12/15/51 (a)	650,000	534,369
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.238%, due 10/10/51 (a)(i)	630,000	479,565
Series 2019-B11, Class A5
3.542%, due 5/15/52	625,000	604,004
BF Mortgage Trust
Series 2019-NYT, Class B
5.352% (1 Month SOFR + 1.697%), due 12/15/35 (a)(b)	925,000	888,000
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class A
4.83%, due 10/10/42 (a)(i)	$ 1,020,000	$ 1,012,763
BMO Mortgage Trust
Series 2024-C9, Class A5
5.759%, due 7/15/57	820,000	857,110
BOFAS Re-REMIC Trust (a)(h)
Series 2026-FRR8, Class B746
2.493%, due 4/27/54	960,000	879,440
Series 2026-FRR8, Class C746
2.516%, due 4/27/54	700,000	637,833
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	1,068,000	987,901
BX Commercial Mortgage Trust (a)
Series 2026-VLT9, Class D
6.905% (1 Month SOFR + 3.25%), due 3/15/45 (b)	1,400,000	1,396,937
Series 2024-VLT5, Class E
8.134%, due 11/13/46 (i)	1,475,000	1,541,058
Series 2024-BRBK, Class D
9.635% (1 Month SOFR + 5.971%), due 10/15/41 (b)	935,000	930,979
BX Trust (a)
Series 2025-ARIA, Class C
5.701%, due 12/13/42 (i)	1,605,000	1,609,902
Series 2025-LIFE, Class A
6.08%, due 6/13/47 (i)	1,330,000	1,327,954
Series 2025-VLT7, Class E
7.405% (1 Month SOFR + 3.75%), due 7/15/44 (b)	640,000	638,400
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.864%, due 11/10/46 (a)(i)	1,000,000	779,889
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	1,150,000	931,626
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class D
4.735%, due 5/10/58 (a)(i)	895,000	868,517
Commercial Mortgage Trust (a)
Series 2020-CX, Class D
2.773%, due 11/10/46 (i)	1,035,000	800,661
Series 2014-CR20, Class D
3.222%, due 11/10/47	568,838	361,218
Series 2013-CR6, Class D
4.001%, due 3/10/46 (i)	890,000	826,362

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
Commercial Mortgage Trust (a) (continued)
Series 2016-DC2, Class D
4.011%, due 2/10/49 (i)	$ 1,208,000	$ 1,102,880
Series 2018-HCLV, Class A
4.951% (1 Month SOFR + 1.296%), due 9/15/33 (b)	995,000	936,279
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.268%, due 5/10/44 (a)(i)	1,250,000	512,488
DLIC Re-REMIC Trust
Series 2025-FRR1, Class C104
1.626%, due 12/27/52 (a)(h)	1,520,000	1,285,628
Extended Stay America Trust
Series 2026-ESH2, Class B
5.055% (1 Month SOFR + 1.40%), due 2/15/43 (a)(b)	1,090,724	1,093,451
FHLMC MSCR Trust (a)(b)
REMIC, Series 2025-MN11, Class M2
6.295% (SOFR 30A + 2.65%), due 7/25/45	1,295,000	1,286,493
Series 2025-MN10, Class M2
6.495% (SOFR 30A + 2.85%), due 2/25/45	1,345,000	1,348,999
Series 2024-MN8, Class M2
7.895% (SOFR 30A + 4.25%), due 5/25/44	660,000	686,293
Series 2025-MN10, Class B1
8.595% (SOFR 30A + 4.95%), due 2/25/45	850,000	866,946
GNMA
REMIC, Series 2025-112
0.569%, due 3/16/66 (g)(i)	6,505,363	323,664
REMIC, Series 2020-177
0.822%, due 6/16/62 (g)(i)	3,924,381	221,483
REMIC, Series 2023-194, Class CI
0.844%, due 10/16/65 (g)(i)	3,318,060	201,268
REMIC, Series 2023-159, Class CI
0.955%, due 7/16/65 (g)(h)	4,437,385	301,418
REMIC, Series 2020-168, Class IA
0.975%, due 12/16/62 (g)(i)	2,334,812	162,786
REMIC, Series 2021-47
0.992%, due 3/16/61 (g)(i)	5,472,984	354,617
	Principal Amount	Value

Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
GNMA (continued)
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (g)(i)	$ 1,980,442	$ 131,768
REMIC, Series 2023-172
1.332%, due 2/16/66 (g)(i)	3,031,341	269,083
REMIC, Series 2018-173, Class ZA
3.00%, due 7/16/60	1,370,308	1,027,420
GS Mortgage Securities Corp. Trust
Series 2012-BWTR, Class A
2.954%, due 11/5/34 (a)	1,150,600	1,009,163
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	2,770,000	1,716,043
Series 2015-GC30, Class B
4.094%, due 5/10/50 (i)	293,979	284,281
Series 2014-GC22, Class B
4.391%, due 6/10/47 (h)	1,190,000	929,644
Hilton USA Trust
Series 2016-SFP, Class A
2.828%, due 11/5/35 (a)	735,000	617,407
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440, Class A
5.069% (1 Month SOFR + 1.414%), due 3/15/36 (a)(b)	915,000	859,074
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	240,000	188,025
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class D
4.104%, due 4/15/48 (a)(i)	1,590,000	631,405
NCMF Trust
Series 2025-MFS, Class D
6.839%, due 6/10/33 (a)(i)	1,465,000	1,473,223
NYC Commercial Mortgage Trust
Series 2025-1155, Class E
7.603%, due 6/10/42 (a)(i)	1,500,000	1,487,560
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,105,000	1,022,715
PTCM Re-REMIC Trust
Series 2026-FRR1, Class B169
3.601%, due 3/25/62 (a)(i)	1,690,000	1,327,751
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
SKY Trust
Series 2025-LINE, Class B
7.342% (1 Month SOFR + 3.687%), due 4/15/42 (a)(b)	$ 577,650	$ 578,369
UBS Commercial Mortgage Trust
Series 2018-C9, Class C
5.107%, due 3/15/51 (i)	940,000	640,919
WB Commercial Mortgage Trust
Series 2024-HQ, Class A
6.134%, due 3/15/40 (a)(i)	995,000	996,219
Wells Fargo Commercial Mortgage Trust (i)
Series 2016-NXS5, Class D
4.982%, due 1/15/59	1,950,000	877,500
Series 2022-ONL, Class E
5.092%, due 12/15/39 (a)	800,000	678,752
WHARF Commercial Mortgage Trust
Series 2025-DC, Class C
6.231%, due 7/15/40 (a)(i)	1,135,000	1,166,411
		50,782,239
Whole Loan (Collateralized Mortgage Obligations) 7.3%
Aspire Mortgage Trust
Series 2026-1, Class A1
4.855%, due 1/25/66 (a)(h)	1,253,410	1,245,862
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(f)	459,057	452,063
CIM Trust (a)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (g)(h)	27,477,662	337,514
Series 2025-NR1, Class A1
5.00%, due 6/25/64 (f)	577,959	573,857
Series 2019-INV1, Class B4
5.024%, due 2/25/49 (h)	1,024,265	963,075
Citigroup Mortgage Loan Trust
Series 2025-4, Class A2
5.50%, due 10/25/55 (a)(h)	545,136	542,602
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
5.345% (SOFR 30A + 1.70%), due 1/25/45	610,000	607,334
Series 2025-R02, Class 1B1
5.595% (SOFR 30A + 1.95%), due 2/25/45	550,000	549,946
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
Connecticut Avenue Securities Trust (a)(b) (continued)
Series 2024-R05, Class 2B1
5.645% (SOFR 30A + 2.00%), due 7/25/44	$ 920,000	$ 920,580
Series 2023-R07, Class 2M2
6.895% (SOFR 30A + 3.25%), due 9/25/43	600,000	616,473
Series 2023-R03, Class 2M2
7.545% (SOFR 30A + 3.90%), due 4/25/43	535,000	559,218
Series 2022-R01, Class 1B2
9.645% (SOFR 30A + 6.00%), due 12/25/41	1,075,000	1,104,982
Series 2020-SBT1, Class 1B1
10.51% (SOFR 30A + 6.864%), due 2/25/40	1,805,000	1,874,549
Series 2022-R02, Class 2B2
11.295% (SOFR 30A + 7.65%), due 1/25/42	1,015,000	1,058,929
Series 2019-HRP1, Class B1
13.01% (SOFR 30A + 9.364%), due 11/25/39	1,758,218	1,828,878
FHLMC STACR REMIC Trust (a)(b)
Series 2025-DNA1, Class M2
4.995% (SOFR 30A + 1.35%), due 1/25/45	1,276,000	1,274,407
Series 2025-HQA1, Class M2
5.295% (SOFR 30A + 1.65%), due 2/25/45	985,000	985,000
Series 2024-HQA1, Class M2
5.645% (SOFR 30A + 2.00%), due 3/25/44	505,000	508,309
Series 2022-DNA2, Class B1
8.395% (SOFR 30A + 4.75%), due 2/25/42	605,000	622,412
Series 2020-HQA1, Class B2
8.86% (SOFR 30A + 5.214%), due 1/25/50	1,377,000	1,517,200
Series 2021-HQA3, Class B2
9.895% (SOFR 30A + 6.25%), due 9/25/41	1,670,000	1,699,362
Series 2021-HQA4, Class B2
10.645% (SOFR 30A + 7.00%), due 12/25/41	1,075,000	1,109,658
Series 2022-DNA1, Class B2
10.745% (SOFR 30A + 7.10%), due 1/25/42	1,295,000	1,345,167

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Total Return Bond Fund

	Principal Amount	Value
Mortgage-Backed Securities (continued)
Whole Loan (Collateralized Mortgage Obligations) (continued)
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.157%, due 8/25/48 (a)(h)	$ 915,002	$ 729,579
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR1, Class B2
12.11% (SOFR 30A + 8.464%), due 1/25/48	870,000	1,024,510
REMIC, Series 2019-HQA2, Class B2
15.01% (SOFR 30A + 11.364%), due 4/25/49	2,605,000	3,089,442
GS Mortgage Backed Securities Trust
Series 2023-PJ1, Class A4
3.50%, due 2/25/53 (a)(h)	1,521,319	1,366,555
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ1, Class A4
2.50%, due 6/25/51 (a)(h)	777,818	638,540
GS Mortgage-Backed Securities Trust
Series 2022-HP1, Class B4
3.309%, due 9/25/52 (a)(i)	864,608	715,266
J.P. Morgan Mortgage Trust (a)(i)
Series 2021-4, Class B1
2.888%, due 8/25/51	1,202,146	1,005,513
Series 2022-1, Class B3
3.083%, due 7/25/52	1,271,677	1,036,278
JPMorgan Wealth Management
Series 2020-ATR1, Class B2
3.479%, due 2/25/50 (a)(i)	999,357	884,746
loanDepot GMSR Master Trust
Series 2025-GT2, Class A
6.811% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,455,000	1,452,299
Mill City Mortgage Loan Trust (a)(h)
Series 2018-3, Class B2
3.25%, due 8/25/58	2,100,522	1,614,669
Series 2018-3, Class B4
3.671%, due 8/25/58	558,809	372,453
New Residential Mortgage Loan Trust
Series 2024-RPL1, Class B1
3.874%, due 1/25/64 (a)(i)	1,150,000	958,924
OBX Trust (a)
Series 2025-R1, Class A1
4.94%, due 9/25/62 (f)	655,597	651,122
	Principal Amount	Value

Whole Loan (Collateralized Mortgage Obligations) (continued)
OBX Trust (a) (continued)
Series 2026-J1, Class AF
4.995% (SOFR 30A + 1.35%), due 2/25/56 (b)	$ 1,340,106	$ 1,341,079
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(h)	1,082,074	894,348
STACR Trust
Series 2018-HRP1, Class B2
15.51% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,289,613	1,521,866
Towd Point Mortgage Trust (a)(h)
Series 2018-2, Class B5
3.277%, due 3/25/58	2,403,729	1,122,290
Series 2017-4, Class B5
3.605%, due 6/25/57	716,324	510,073
Series 2026-1, Class A1A
4.106%, due 1/25/66	1,263,747	1,251,926
		44,478,855
Total Mortgage-Backed Securities (Cost $139,810,290)		138,264,626
U.S. Government & Federal Agencies 33.4%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 2.9%
FHLMC Gold Pools, 30 Year
3.00%, due 1/1/43	632,121	578,788
3.50%, due 9/1/47	384,505	356,814
3.50%, due 11/1/47	1,232,916	1,143,597
FHLMC Gold Pools, Other
4.00%, due 6/1/42	652,859	631,231
UMBS Pool, 20 Year
4.50%, due 1/1/46	1,175,070	1,145,637
UMBS Pool, 30 Year
2.00%, due 9/1/51	1,916,539	1,542,721
3.00%, due 5/1/52	1,819,687	1,596,895
3.00%, due 7/1/52	875,384	766,947
4.00%, due 10/1/52	580,858	546,099
5.00%, due 3/1/54	804,527	794,041
5.00%, due 2/1/55	1,496,027	1,474,719
5.50%, due 7/1/53	1,790,858	1,806,469
5.50%, due 7/1/53	594,824	601,777
5.50%, due 11/1/54	1,207,434	1,224,636
5.50%, due 11/1/54	1,029,619	1,040,418
5.50%, due 2/1/55	1,434,104	1,441,961
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) (continued)
UMBS Pool, 30 Year (continued)
6.00%, due 4/1/55	$ 603,383	$ 616,201
6.00%, due 8/1/55	646,558	660,098
		17,969,049
Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.3%
FNMA, Other
4.00%, due 3/1/42	411,046	396,953
4.00%, due 1/1/43	703,885	679,746
4.38%, due 7/1/28	1,000,000	1,001,940
6.00%, due 4/1/37	2,595	2,688
UMBS, 30 Year
2.00%, due 10/1/50	1,783,365	1,438,486
2.00%, due 12/1/51	1,866,730	1,501,690
2.00%, due 1/1/52	2,620,123	2,105,664
2.00%, due 3/1/52	7,308,992	5,871,649
2.00%, due 3/1/52	215,818	173,111
2.50%, due 1/1/52	1,150,681	964,623
2.50%, due 4/1/52	1,312,620	1,105,305
2.50%, due 5/1/52	5,229,043	4,402,137
2.50%, due 6/1/52	1,260,878	1,061,002
3.00%, due 7/1/52	346,389	303,981
3.50%, due 12/1/44	492,330	461,641
3.50%, due 11/1/50	71,498	65,314
4.50%, due 1/1/54	862,301	832,079
5.00%, due 3/1/53	1,226,827	1,213,478
5.00%, due 5/1/53	1,019,961	1,009,810
5.50%, due 8/1/53	780,912	795,198
5.50%, due 5/1/54	557,525	560,923
5.50%, due 6/1/54	512,305	515,780
5.50%, due 10/1/54	2,110,781	2,122,143
6.00%, due 8/1/53	621,198	637,028
6.00%, due 8/1/53	706,015	724,253
6.00%, due 9/1/53	2,112,027	2,161,793
		32,108,415
Government National Mortgage Association (Mortgage Pass-Through Security) 0.1%
GNMA II, 30 Year
2.00%, due 6/20/51	762,494	613,300
	Principal Amount	Value

United States Treasury Bonds 11.6%
U.S. Treasury Bonds
4.625%, due 2/15/46	$ 39,875,000	$ 38,080,625
4.75%, due 2/15/56	33,560,000	32,311,987
		70,392,612
United States Treasury Notes 13.5%
U.S. Treasury Notes
3.75%, due 4/30/28	5,110,000	5,096,826
3.875%, due 4/15/29	10,755,000	10,744,077
4.125%, due 4/30/33	64,460,000	64,127,628
4.125%, due 2/15/36	2,340,000	2,290,641
		82,259,172
Total U.S. Government & Federal Agencies (Cost $206,322,931)		203,342,548
Total Long-Term Bonds (Cost $610,832,839)		599,415,996

	Shares

Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	1	7
Total Common Stocks (Cost $0)		7
Short-Term Investments 3.0%
Affiliated Investment Company 2.0%
NYLI U.S. Government Liquidity Fund, 3.536% (j)	12,064,213	12,064,213
Unaffiliated Investment Companies 1.0%
Allspring Government Money Market Fund, 3.656% (j)(k)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, 3.659% (j)(k)	2,131,394	2,131,394
		6,131,394
Total Short-Term Investments (Cost $18,195,607)		18,195,607
Total Investments (Cost $629,028,446)	101.5%	617,611,610
Other Assets, Less Liabilities	(1.5)	(8,874,248)
Net Assets	100.0%	$ 608,737,362

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Total Return Bond Fund

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2026.
(c)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $5,920,979; the total market value of collateral held by the Fund was $6,165,403. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $34,009. The Fund received cash collateral with a value of $6,131,394. (See Note 2(K))
(d)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2026.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(g)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2026.
(j)	Current yield as of April 30, 2026.
(k)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,699	$ 166,533	$ (158,168)	$ —	$ —	$ 12,064	$ 139	$ —	12,064

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro-Bund	206	June 2026	$ 30,436,219	$ 30,308,525	$ (127,694)
U.S. Treasury 2 Year Notes	88	June 2026	18,254,041	18,227,000	(27,041)
U.S. Treasury 5 Year Notes	14	June 2026	1,509,406	1,509,703	297
U.S. Treasury 10 Year Notes	32	June 2026	3,537,574	3,539,000	1,426
U.S. Treasury Long Bonds	47	June 2026	5,305,401	5,303,656	(1,745)
Total Long Contracts					(154,757)
Short Contracts
Euro-BTP	(234)	June 2026	(32,443,749)	(32,121,204)	322,545
U.S. Treasury Ultra Bonds	(16)	June 2026	(1,841,962)	(1,840,500)	1,462
Total Short Contracts					324,007
Net Unrealized Appreciation					$ 169,250

1.	As of April 30, 2026, cash in the amount of $1,063,992 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
BTP—Buoni del Tesoro Poliennali (Eurex Exchange index)
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GMSR—Ginnie Mae Mortgage Servicing Rights
GNMA—Government National Mortgage Association
MSCR—Multifamily Structured Credit Risk
PYG—Paraguay Guarani
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
UYU—Uruguay Peso
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Total Return Bond Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 58,675,788	$ —	$ 58,675,788
Corporate Bonds	—	175,663,197	—	175,663,197
Foreign Government Bonds	—	10,671,847	—	10,671,847
Loan Assignments	—	12,797,990	—	12,797,990
Mortgage-Backed Securities	—	138,264,626	—	138,264,626
U.S. Government & Federal Agencies	—	203,342,548	—	203,342,548
Total Long-Term Bonds	—	599,415,996	—	599,415,996
Common Stocks	7	—	—	7
Short-Term Investments
Affiliated Investment Company	12,064,213	—	—	12,064,213
Unaffiliated Investment Companies	6,131,394	—	—	6,131,394
Total Short-Term Investments	18,195,607	—	—	18,195,607
Total Investments in Securities	18,195,614	599,415,996	—	617,611,610
Other Financial Instruments
Futures Contracts (b)	325,730	—	—	325,730
Total Investments in Securities and Other Financial Instruments	$ 18,521,344	$ 599,415,996	$ —	$ 617,937,340
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (156,480)	$ —	$ —	$ (156,480)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $616,964,233) including securities on loan of $5,920,979	$605,547,397
Investment in affiliated investment companies, at value (identified cost $12,064,213)	12,064,213
Cash	17,848
Cash denominated in foreign currencies (identified cost $875)	931
Cash collateral on deposit at broker for futures contracts	1,063,992
Unrealized appreciation on unfunded commitments (See Note 5)	449
Receivables:
Interest	4,076,539
Investment securities sold	2,483,778
Fund shares sold	798,859
Securities lending	7,922
Other assets	121,217
Total assets	626,183,145
Liabilities
Cash collateral received for securities on loan	6,131,394
Payables:
Investment securities purchased	9,978,894
Fund shares redeemed	918,435
Variation margin on futures contracts	179,743
Manager (See Note 3)	108,491
Transfer agent (See Note 3)	57,665
Professional fees	29,691
Custodian	14,839
Distribution/Service fees (See Note 3)	12,097
Distributions payable	14,534
Total liabilities	17,445,783
Net assets	$608,737,362
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$66,416
Additional paid-in-capital	685,986,698
686,053,114
Total distributable earnings (loss)	(77,315,752)
Net assets	$608,737,362
Class A
Net assets applicable to outstanding shares	$46,911,019
Shares of beneficial interest outstanding	5,119,703
Net asset value per share outstanding	$9.16
Maximum sales charge (4.50% of offering price)	0.43
Maximum offering price per share outstanding	$9.59
Investor Class
Net assets applicable to outstanding shares	$3,692,534
Shares of beneficial interest outstanding	400,245
Net asset value per share outstanding	$9.23
Maximum sales charge (4.00% of offering price)	0.38
Maximum offering price per share outstanding	$9.61
Class C
Net assets applicable to outstanding shares	$1,907,551
Shares of beneficial interest outstanding	207,379
Net asset value and offering price per share outstanding	$9.20
Class I
Net assets applicable to outstanding shares	$359,142,003
Shares of beneficial interest outstanding	39,175,467
Net asset value and offering price per share outstanding	$9.17
Class R6
Net assets applicable to outstanding shares	$196,966,592
Shares of beneficial interest outstanding	21,500,502
Net asset value and offering price per share outstanding	$9.16
SIMPLE Class
Net assets applicable to outstanding shares	$117,663
Shares of beneficial interest outstanding	12,763
Net asset value and offering price per share outstanding	$9.22

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Total Return Bond Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$14,306,411
Dividends-affiliated	139,300
Securities lending, net	81,936
Total income	14,527,647
Expenses
Manager (See Note 3)	959,168
Transfer agent (See Note 3)	238,692
Distribution/Service—Class A (See Note 3)	59,239
Distribution/Service—Investor Class (See Note 3)	4,704
Distribution/Service—Class C (See Note 3)	9,792
Distribution/Service—SIMPLE Class (See Note 3)	273
Registration	55,722
Professional fees	54,694
Custodian	33,744
Shareholder communication	16,351
Trustees	7,322
Miscellaneous	10,681
Total expenses before waiver/reimbursement	1,450,382
Expense waiver/reimbursement from Manager (See Note 3)	(369,027)
Net expenses	1,081,355
Net investment income (loss)	13,446,292
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(67,351)
Futures transactions	1,031,030
Foreign currency transactions	44,440
Net realized gain (loss)	1,008,119
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(9,147,615)
Futures contracts	(700,127)
Translation of other assets and liabilities in foreign currencies	37,016
Unfunded commitments	449
Net change in unrealized appreciation (depreciation)	(9,810,277)
Net realized and unrealized gain (loss)	(8,802,158)
Net increase (decrease) in net assets resulting from operations	$4,644,134
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,446,292	$19,780,612
Net realized gain (loss)	1,008,119	(3,632,739)
Net change in unrealized appreciation (depreciation)	(9,810,277)	11,151,382
Net increase (decrease) in net assets resulting from operations	4,644,134	27,299,255
Distributions to shareholders:
Class A	(1,049,283)	(2,269,733)
Investor Class	(77,472)	(178,510)
Class C	(32,970)	(83,536)
Class I	(7,419,272)	(7,441,127)
Class R6	(4,771,322)	(9,738,757)
SIMPLE Class	(2,350)	(2,031)
	(13,352,669)	(19,713,694)
Distributions to shareholders from return of capital:
Class A	—	(50,586)
Investor Class	—	(3,978)
Class C	—	(1,862)
Class I	—	(165,842)
Class R6	—	(217,050)
SIMPLE Class	—	(45)
	—	(439,363)
Total distributions to shareholders	(13,352,669)	(20,153,057)
Capital share transactions:
Net proceeds from sales of shares	179,552,873	202,147,074
Net asset value of shares issued to shareholders in reinvestment of distributions	13,266,162	19,984,830
Cost of shares redeemed	(58,596,130)	(104,658,327)
Increase (decrease) in net assets derived from capital share transactions	134,222,905	117,473,577
Net increase (decrease) in net assets	125,514,370	124,619,775
Net Assets
Beginning of period	483,222,992	358,603,217
End of period	$608,737,362	$483,222,992
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Total Return Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.29	$9.14	$8.35	$8.57	$11.18	$11.35
Net investment income (loss) (a)	0.21	0.43	0.43	0.36	0.29	0.24
Net realized and unrealized gain (loss)	(0.14)	0.16	0.80	(0.22)	(2.26)	(0.03)
Total from investment operations	0.07	0.59	1.23	0.14	(1.97)	0.21
Less distributions:
From net investment income	(0.20)	(0.43)	(0.44)	(0.36)	(0.31)	(0.25)
From net realized gain on investments	—	—	—	—	(0.33)	(0.13)
Return of capital	—	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.20)	(0.44)	(0.44)	(0.36)	(0.64)	(0.38)
Net asset value at end of period	$9.16	$9.29	$9.14	$8.35	$8.57	$11.18
Total investment return (b)	0.69%	6.71%	14.84%	1.50%	(18.43)%	1.86%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.56%††	4.72%	4.79%	4.06%	2.89%	2.14%
Net expenses (c)	0.73%††	0.79%	0.85%	0.83%	0.78%	0.83%
Expenses (before waiver/reimbursement) (c)	0.79%††	0.87%	0.94%	0.91%	0.83%	0.83%
Portfolio turnover rate	97%	154%	101%	119%	98%(d)	111%(d)
Net assets at end of period (in 000’s)	$46,911	$48,498	$49,646	$46,426	$54,484	$87,764

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.36	$9.20	$8.40	$8.62	$11.24	$11.42
Net investment income (loss) (a)	0.20	0.41	0.41	0.34	0.26	0.22
Net realized and unrealized gain (loss)	(0.14)	0.16	0.80	(0.22)	(2.27)	(0.04)
Total from investment operations	0.06	0.57	1.21	0.12	(2.01)	0.18
Less distributions:
From net investment income	(0.19)	(0.40)	(0.41)	(0.34)	(0.28)	(0.23)
From net realized gain on investments	—	—	—	—	(0.33)	(0.13)
Return of capital	—	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.19)	(0.41)	(0.41)	(0.34)	(0.61)	(0.36)
Net asset value at end of period	$9.23	$9.36	$9.20	$8.40	$8.62	$11.24
Total investment return (b)	0.65%	6.38%	14.58%	1.20%	(18.65)%	1.54%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.28%††	4.45%	4.51%	3.77%	2.65%	1.93%
Net expenses (c)	1.01%††	1.06%	1.12%	1.12%	1.04%	1.04%
Expenses (before waiver/reimbursement) (c)	1.14%††	1.17%	1.21%	1.18%	1.09%	1.04%
Portfolio turnover rate	97%	154%	101%	119%	98%(d)	111%(d)
Net assets at end of period (in 000's)	$3,693	$3,924	$4,234	$4,109	$4,663	$6,894

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Total Return Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.33	$9.17	$8.38	$8.59	$11.21	$11.38
Net investment income (loss) (a)	0.16	0.34	0.34	0.27	0.18	0.13
Net realized and unrealized gain (loss)	(0.13)	0.16	0.79	(0.21)	(2.27)	(0.03)
Total from investment operations	0.03	0.50	1.13	0.06	(2.09)	0.10
Less distributions:
From net investment income	(0.16)	(0.33)	(0.34)	(0.27)	(0.20)	(0.14)
From net realized gain on investments	—	—	—	—	(0.33)	(0.13)
Return of capital	—	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.16)	(0.34)	(0.34)	(0.27)	(0.53)	(0.27)
Net asset value at end of period	$9.20	$9.33	$9.17	$8.38	$8.59	$11.21
Total investment return (b)	0.28%	5.59%	13.63%	0.56%	(19.32)%	0.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.53%††	3.71%	3.76%	3.01%	1.83%	1.17%
Net expenses (c)	1.76%††	1.81%	1.87%	1.87%	1.79%	1.79%
Expenses (before waiver/reimbursement) (c)	1.89%††	1.93%	1.95%	1.93%	1.84%	1.79%
Portfolio turnover rate	97%	154%	101%	119%	98%(d)	111%(d)
Net assets at end of period (in 000’s)	$1,908	$1,988	$2,548	$3,348	$4,480	$10,449

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.30	$9.15	$8.35	$8.57	$11.18	$11.36
Net investment income (loss) (a)	0.23	0.47	0.47	0.39	0.30	0.27
Net realized and unrealized gain (loss)	(0.14)	0.16	0.80	(0.21)	(2.25)	(0.04)
Total from investment operations	0.09	0.63	1.27	0.18	(1.95)	0.23
Less distributions:
From net investment income	(0.22)	(0.47)	(0.47)	(0.40)	(0.33)	(0.28)
From net realized gain on investments	—	—	—	—	(0.33)	(0.13)
Return of capital	—	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.22)	(0.48)	(0.47)	(0.40)	(0.66)	(0.41)
Net asset value at end of period	$9.17	$9.30	$9.15	$8.35	$8.57	$11.18
Total investment return (b)	0.98%	7.03%	15.43%	1.88%	(18.30)%	2.11%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.95%††	5.09%	5.19%	4.43%	3.01%	2.39%
Net expenses (c)	0.35%††	0.38%	0.45%	0.45%	0.53%	0.58%
Expenses (before waiver/reimbursement) (c)	0.54%††	0.61%	0.69%	0.65%	0.58%	0.58%
Portfolio turnover rate	97%	154%	101%	119%	98%(d)	111%(d)
Net assets at end of period (in 000’s)	$359,142	$229,735	$112,327	$61,667	$94,122	$720,466

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Total Return Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.29	$9.14	$8.35	$8.57	$11.18	$11.35
Net investment income (loss) (a)	0.23	0.47	0.47	0.39	0.31	0.27
Net realized and unrealized gain (loss)	(0.14)	0.16	0.79	(0.21)	(2.26)	(0.02)
Total from investment operations	0.09	0.63	1.26	0.18	(1.95)	0.25
Less distributions:
From net investment income	(0.22)	(0.47)	(0.47)	(0.40)	(0.33)	(0.29)
From net realized gain on investments	—	—	—	—	(0.33)	(0.13)
Return of capital	—	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.22)	(0.48)	(0.47)	(0.40)	(0.66)	(0.42)
Net asset value at end of period	$9.16	$9.29	$9.14	$8.35	$8.57	$11.18
Total investment return (b)	0.99%	7.03%	15.31%	1.89%	(18.20)%	2.16%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.94%††	5.13%	5.18%	4.44%	3.13%	2.43%
Net expenses (c)	0.35%††	0.38%	0.45%	0.45%	0.50%	0.53%
Expenses (before waiver/reimbursement) (c)	0.42%††	0.47%	0.54%	0.53%	0.54%	0.53%
Portfolio turnover rate	97%	154%	101%	119%	98%(d)	111%(d)
Net assets at end of period (in 000’s)	$196,967	$198,978	$189,818	$243,909	$272,227	$542,147

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 96% and 108% for the years ended October 31, 2022 and 2021 respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.35	$9.20	$8.40	$8.62	$11.24	$11.41
Net investment income (loss) (a)	0.20	0.42	0.43	0.34	0.24	0.19
Net realized and unrealized gain (loss)	(0.13)	0.15	0.80	(0.22)	(2.28)	(0.03)
Total from investment operations	0.07	0.57	1.23	0.12	(2.04)	0.16
Less distributions:
From net investment income	(0.20)	(0.41)	(0.43)	(0.34)	(0.25)	(0.20)
From net realized gain on investments	—	—	—	—	(0.33)	(0.13)
Return of capital	—	(0.01)	—	—	(0.00)‡	—
Total distributions	(0.20)	(0.42)	(0.43)	(0.34)	(0.58)	(0.33)
Net asset value at end of period	$9.22	$9.35	$9.20	$8.40	$8.62	$11.24
Total investment return (b)	0.71%	6.38%	14.75%	1.21%	(18.85)%	1.39%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.40%††	4.50%	4.67%	3.79%	2.43%	1.69%
Net expenses (c)	0.90%††	0.98%	0.97%	1.10%	1.28%	1.29%
Expenses (before waiver/reimbursement) (c)	0.96%††	1.06%	1.06%	1.18%	1.33%	1.29%
Portfolio turnover rate	97%	154%	101%	119%	98%(d)	111%(d)
Net assets at end of period (in 000’s)	$118	$101	$31	$21	$20	$25

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate not including mortgage dollar rolls was 96% and 108% for the years ended October 31, 2022 and 2021 respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Total Return Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Total Return Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class C	January 2, 2004
Class I	January 2, 1991
Class R6	December 29, 2014
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek total return.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange")(usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.

33

Notes to Financial Statements (Unaudited) (continued)
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.

34	NYLI MacKay Total Return Bond Fund

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from
35

Notes to Financial Statements (Unaudited) (continued)
non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund

36	NYLI MacKay Total Return Bond Fund

purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(J) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(K) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(L) Dollar Rolls. The Fund may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Fund generally transfers MBS where the MBS are "to be announced," therefore, the Fund accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Fund at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(M) Debt and Foreign Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund may invest in foreign securities, which carry certain risks that are in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities
37

Notes to Financial Statements (Unaudited) (continued)
markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets.
(N) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(O) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(P) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio while minimizing the exposure to wider bid/ask spreads in traditional bonds. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$325,730
Total Fair Value	$325,730

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(156,480)
Total Fair Value	$(156,480)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$1,031,030
Total Net Realized Gain (Loss)	$1,031,030

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$(700,127)
Total Net Change in Unrealized Appreciation (Depreciation)	$(700,127)

Average Notional Amount	Total
Futures Contracts Long	$52,536,961
Futures Contracts Short	$(38,711,319)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the

38	NYLI MacKay Total Return Bond Fund

Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.35% of the Fund’s average daily net assets. During the six-month period ended April 30, 2026, the effective management fee rate was 0.35% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: 0.88% for Class A shares and 0.35% for Class I shares. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares, Class C shares and SIMPLE Class shares. New York Life Investment Management has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $959,168 and waived fees and/or reimbursed expenses in the amount of $369,027 and paid the Subadvisor fees in the amount of $295,069.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I  and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $6,653 and $150, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $22 and $5, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the
39

Notes to Financial Statements (Unaudited) (continued)
six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$30,742	$—
Investor Class	9,053	(1,328)
Class C	4,712	(692)
Class I	190,192	—
Class R6	3,965	—
SIMPLE Class	28	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$752,473	0.2%
Class R6	33,119	0.0‡
SIMPLE Class	25,327	21.5

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$629,205,072	$4,223,058	$(15,816,520)	$(11,593,462)
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $66,025,514, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$20,137	$45,889
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$19,713,694
Return of Capital	439,363
Total	$20,153,057
Note 5–Commitments and Contingencies
As of April 30, 2026, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
Raven Acquisition Holdings LLC, First Lien 2024 Delayed Draw Term Loan TBD, due 11/19/31	$41,943	$449

TBD—To Be Determined
Commitments are available until maturity date.
Note 6–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 7–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal

40	NYLI MacKay Total Return Bond Fund

Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 8–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 9–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of U.S. government securities were $474,340 and $442,774, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $189,065 and $86,610, respectively.
Note 10–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	401,329	$3,718,481
Shares issued to shareholders in reinvestment of distributions	104,486	966,553
Shares redeemed	(617,964)	(5,729,203)
Net increase (decrease) in shares outstanding before conversion	(112,149)	(1,044,169)
Shares converted into Class A (See Note 1)	14,141	130,961
Net increase (decrease)	(98,008)	$(913,208)
Year ended October 31, 2025:
Shares sold	788,686	$7,238,705
Shares issued to shareholders in reinvestment of distributions	234,831	2,157,372
Shares redeemed	(1,276,014)	(11,699,470)
Net increase (decrease) in shares outstanding before conversion	(252,497)	(2,303,393)
Shares converted into Class A (See Note 1)	42,109	387,622
Shares converted from Class A (See Note 1)	(2,072)	(19,003)
Net increase (decrease)	(212,460)	$(1,934,774)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	18,239	$168,751
Shares issued to shareholders in reinvestment of distributions	8,273	77,073
Shares redeemed	(35,575)	(330,822)
Net increase (decrease) in shares outstanding before conversion	(9,063)	(84,998)
Shares converted into Investor Class (See Note 1)	2,385	22,378
Shares converted from Investor Class (See Note 1)	(12,422)	(115,750)
Net increase (decrease)	(19,100)	$(178,370)
Year ended October 31, 2025:
Shares sold	20,959	$193,700
Shares issued to shareholders in reinvestment of distributions	19,629	181,497
Shares redeemed	(58,918)	(543,907)
Net increase (decrease) in shares outstanding before conversion	(18,330)	(168,710)
Shares converted into Investor Class (See Note 1)	8,277	76,655
Shares converted from Investor Class (See Note 1)	(30,741)	(285,046)
Net increase (decrease)	(40,794)	$(377,101)

41

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	26,407	$246,236
Shares issued to shareholders in reinvestment of distributions	3,549	32,970
Shares redeemed	(31,605)	(294,060)
Net increase (decrease) in shares outstanding before conversion	(1,649)	(14,854)
Shares converted from Class C (See Note 1)	(4,022)	(37,589)
Net increase (decrease)	(5,671)	$(52,443)
Year ended October 31, 2025:
Shares sold	56,100	$514,974
Shares issued to shareholders in reinvestment of distributions	9,232	85,098
Shares redeemed	(110,613)	(1,014,978)
Net increase (decrease) in shares outstanding before conversion	(45,281)	(414,906)
Shares converted from Class C (See Note 1)	(19,389)	(178,865)
Net increase (decrease)	(64,670)	$(593,771)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	17,681,416	$164,232,236
Shares issued to shareholders in reinvestment of distributions	801,615	7,415,894
Shares redeemed	(4,010,447)	(37,103,715)
Net increase (decrease)	14,472,584	$134,544,415
Year ended October 31, 2025:
Shares sold	18,481,227	$169,715,597
Shares issued to shareholders in reinvestment of distributions	826,194	7,602,987
Shares redeemed	(6,886,901)	(62,919,715)
Net increase (decrease) in shares outstanding before conversion	12,420,520	114,398,869
Shares converted into Class I (See Note 1)	2,070	19,003
Shares converted from Class I (See Note 1)	(40)	(366)
Net increase (decrease)	12,422,550	$114,417,506

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,203,345	$11,159,195
Shares issued to shareholders in reinvestment of distributions	515,739	4,771,322
Shares redeemed	(1,629,875)	(15,126,460)
Net increase (decrease)	89,209	$804,057
Year ended October 31, 2025:
Shares sold	2,675,521	$24,416,434
Shares issued to shareholders in reinvestment of distributions	1,083,662	9,955,800
Shares redeemed	(3,114,196)	(28,480,227)
Net increase (decrease)	644,987	$5,892,007

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	2,990	$27,974
Shares issued to shareholders in reinvestment of distributions	252	2,350
Shares redeemed	(1,263)	(11,870)
Net increase (decrease)	1,979	$18,454
Year ended October 31, 2025:
Shares sold	7,219	$67,664
Shares issued to shareholders in reinvestment of distributions	224	2,076
Shares redeemed	(3)	(30)
Net increase (decrease)	7,440	$69,710
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

42	NYLI MacKay Total Return Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
43

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

44

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
45

history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
52

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
53

NYLI Epoch Global Equity Yield Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.2%
Canada 5.1%
Bank of Nova Scotia (The) (Banks)	67,095	$ 5,220,009
Manulife Financial Corp. (Insurance)	329,005	12,936,399
Nutrien Ltd. (Chemicals)	115,682	8,791,832
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	116,480	9,397,607
Rogers Communications, Inc., Class B (Wireless Telecommunication Services)	151,333	5,509,196
Royal Bank of Canada (Banks)	34,929	6,282,257
		48,137,300
France 5.1%
AXA SA (Insurance)	201,761	9,694,461
Cie Generale des Etablissements Michelin SCA (Automobile Components)	124,546	4,507,988
Orange SA (Diversified Telecommunication Services)	549,427	11,458,718
Sanofi SA (Pharmaceuticals)	91,561	8,577,502
TotalEnergies SE (Oil, Gas & Consumable Fuels)	81,367	7,571,908
Vinci SA (Construction & Engineering)	36,455	5,497,925
		47,308,502
Germany 3.3%
Allianz SE (Registered) (Insurance)	16,382	7,479,200
Deutsche Post AG (Air Freight & Logistics)	118,046	6,979,881
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	168,619	5,456,095
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	7,676	4,601,765
Siemens AG (Registered) (Industrial Conglomerates)	20,839	6,176,790
		30,693,731
Hong Kong 0.9%
AIA Group Ltd. (Insurance)	791,200	8,591,326
Italy 1.7%
Snam SpA (Gas Utilities)	1,274,668	10,062,190
Terna - Rete Elettrica Nazionale (Electric Utilities)	479,227	5,765,059
		15,827,249
Japan 1.2%
Astellas Pharma, Inc. (Pharmaceuticals)	438,600	6,253,107
	Shares	Value

Japan (continued)
Toyota Motor Corp. (Automobiles)	268,700	$ 5,188,465
		11,441,572
Norway 1.1%
Equinor ASA (Oil, Gas & Consumable Fuels)	157,596	6,324,457
Telenor ASA (Diversified Telecommunication Services)	271,546	4,469,736
		10,794,193
Republic of Korea 1.3%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	3,275	12,261,600
Taiwan 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	55,604	22,022,520
United Kingdom 8.5%
BAE Systems plc (Aerospace & Defense)	375,417	10,434,084
Coca-Cola Europacific Partners plc (Beverages)	82,353	7,788,123
Croda International plc (Chemicals)	122,339	4,742,810
DCC plc (Oil, Gas & Consumable Fuels)	95,372	7,189,671
GSK plc (Pharmaceuticals)	300,908	7,896,447
Imperial Brands plc (Tobacco)	222,122	8,466,093
Intertek Group plc (Professional Services)	105,138	6,777,062
Lloyds Banking Group plc (Banks)	3,939,479	5,344,028
Reckitt Benckiser Group plc (Household Products)	71,425	4,546,621
Schroders plc (Capital Markets)	734,439	5,796,450
Segro plc (Industrial REITs)	530,138	5,013,628
Unilever plc (Personal Care Products)	87,717	5,128,938
		79,123,955
United States 68.6%
AbbVie, Inc. (Biotechnology)	66,936	14,144,916
Accenture plc, Class A (IT Services)	28,690	5,127,190
Alphabet, Inc., Class C (Interactive Media & Services)	25,261	9,648,186
American Electric Power Co., Inc. (Electric Utilities)	94,422	12,946,200
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	48,880	19,662,469
Apple, Inc. (Technology Hardware, Storage & Peripherals)	34,536	9,371,344

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
United States (continued)
AT&T, Inc. (Diversified Telecommunication Services)	390,605	$ 10,206,509
Bank of America Corp. (Banks)	176,675	9,445,046
Best Buy Co., Inc. (Specialty Retail)	70,891	4,288,197
BlackRock, Inc. (Capital Markets)	5,046	5,377,018
Bristol-Myers Squibb Co. (Pharmaceuticals)	107,068	6,487,250
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	54,330	22,678,972
Chevron Corp. (Oil, Gas & Consumable Fuels)	48,132	9,304,397
Cisco Systems, Inc. (Communications Equipment)	244,249	22,348,784
Coca-Cola Co. (The) (Beverages)	110,947	8,738,186
Columbia Banking System, Inc. (Banks)	195,231	5,778,838
CVS Health Corp. (Health Care Providers & Services)	152,657	12,714,802
Dell Technologies, Inc., Class C (Technology Hardware, Storage & Peripherals)	103,204	21,564,476
Duke Energy Corp. (Electric Utilities)	38,951	5,046,102
Eaton Corp. plc (Electrical Equipment)	13,112	5,677,627
Eli Lilly & Co. (Pharmaceuticals)	4,488	4,194,485
Entergy Corp. (Electric Utilities)	82,575	9,736,418
Essential Utilities, Inc. (Water Utilities)	114,167	4,361,179
General Dynamics Corp. (Aerospace & Defense)	14,898	5,129,381
Hasbro, Inc. (Leisure Products)	125,405	12,018,815
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	716,765	20,621,329
Home Depot, Inc. (The) (Specialty Retail)	21,668	7,124,438
Honeywell International, Inc. (Industrial Conglomerates)	23,106	4,952,309
Hormel Foods Corp. (Food Products)	237,675	5,102,882
International Business Machines Corp. (IT Services)	60,190	13,902,686
Iron Mountain, Inc. (Specialized REITs)	80,901	10,192,717
Johnson & Johnson (Pharmaceuticals)	33,634	7,730,775
JPMorgan Chase & Co. (Banks)	29,253	9,162,917
Kimberly-Clark Corp. (Household Products)	51,961	5,114,521
Lamar Advertising Co., Class A (Specialized REITs)	38,113	5,253,496
Lazard, Inc. (Capital Markets)	113,941	5,526,139
Linde plc (Chemicals)	10,569	5,296,549
McCormick & Co., Inc. (Non-Voting) (Food Products)	97,864	4,975,406
	Shares	Value

United States (continued)
McDonald's Corp. (Hotels, Restaurants & Leisure)	25,814	$ 7,578,732
Medtronic plc (Health Care Equipment & Supplies)	67,217	5,442,560
Merck & Co., Inc. (Pharmaceuticals)	70,313	7,676,773
Meta Platforms, Inc., Class A (Interactive Media & Services)	10,655	6,519,901
MetLife, Inc. (Insurance)	122,457	9,808,806
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	179,986	16,722,499
Microsoft Corp. (Software)	42,012	17,131,653
Mondelez International, Inc., Class A (Food Products)	89,594	5,504,655
MPLX LP (Oil, Gas & Consumable Fuels)	162,469	9,142,131
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	101,060	10,335,406
Nestle SA (Registered) (Food Products)	49,894	5,047,828
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	71,372	7,905,876
Nexstar Media Group, Inc. (Media)	25,345	5,275,308
NextEra Energy, Inc. (Electric Utilities)	92,901	9,093,150
NiSource, Inc. (Multi-Utilities)	156,716	7,566,248
NNN REIT, Inc. (Retail REITs)	110,820	4,852,808
Novartis AG (Registered) (Pharmaceuticals)	63,050	9,352,396
Omnicom Group, Inc. (Media)	73,245	5,619,356
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	76,152	7,041,014
Paychex, Inc. (Professional Services)	50,103	4,641,041
PepsiCo, Inc. (Beverages)	33,516	5,311,951
Pfizer, Inc. (Pharmaceuticals)	211,653	5,651,135
Philip Morris International, Inc. (Tobacco)	54,800	9,045,836
Pinnacle West Capital Corp. (Electric Utilities)	65,873	6,832,348
Regions Financial Corp. (Banks)	204,065	5,826,056
Roche Holding AG (Pharmaceuticals)	13,542	5,518,363
Scotts Miracle-Gro Co. (The) (Chemicals)	90,278	5,660,431
Sonoco Products Co. (Containers & Packaging)	123,563	6,173,207
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	65,564	18,428,729
Toro Co. (The) (Machinery)	49,340	4,695,688
Truist Financial Corp. (Banks)	111,228	5,728,242
U.S. Bancorp (Banks)	143,414	8,125,837
United Parcel Service, Inc., Class B (Air Freight & Logistics)	48,101	5,233,389
Vail Resorts, Inc. (Hotels, Restaurants & Leisure) (a)	36,484	4,640,035

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch Global Equity Yield Fund

	Shares	Value
Common Stocks (continued)
United States (continued)
Verizon Communications, Inc. (Diversified Telecommunication Services)	172,540	$ 8,287,096
VICI Properties, Inc. (Specialized REITs)	196,178	5,728,398
Watsco, Inc. (Trading Companies & Distributors)	14,038	6,146,398
		640,244,231
Total Common Stocks (Cost $579,407,248)		926,446,179
Short-Term Investments 1.0%
Affiliated Investment Company 0.6%
United States 0.6%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	4,928,351	4,928,351
Unaffiliated Investment Companies 0.4%
United States 0.4%
Fidelity Government Portfolio, 3.625% (b)(c)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, 3.659% (b)(c)	899,935	899,935
		3,899,935
Total Short-Term Investments (Cost $8,828,286)		8,828,286
Total Investments (Cost $588,235,534)	100.2%	935,274,465
Other Assets, Less Liabilities	(0.2)	(1,713,222)
Net Assets	100.0%	$ 933,561,243

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $4,076,846; the total market value of collateral held by the Fund was $4,163,173. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $263,238. The Fund received cash collateral with a value of $3,899,935. (See Note 2(J))
(b)	Current yield as of April 30, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 3,095	$ 97,349	$ (95,516)	$ —	$ —	$ 4,928	$ 196	$ —	4,928

Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 926,446,179	$ —	$ —	$ 926,446,179
Short-Term Investments
Affiliated Investment Company	4,928,351	—	—	4,928,351
Unaffiliated Investment Companies	3,899,935	—	—	3,899,935
Total Short-Term Investments	8,828,286	—	—	8,828,286
Total Investments in Securities	$ 935,274,465	$ —	$ —	$ 935,274,465

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch Global Equity Yield Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$15,563,465	1.7%
Air Freight & Logistics	12,213,270	1.3
Automobile Components	4,507,988	0.5
Automobiles	5,188,465	0.5
Banks	60,913,230	6.5
Beverages	21,838,260	2.3
Biotechnology	14,144,916	1.5
Capital Markets	16,699,607	1.8
Chemicals	24,491,622	2.6
Communications Equipment	22,348,784	2.4
Construction & Engineering	5,497,925	0.6
Containers & Packaging	6,173,207	0.7
Diversified Telecommunication Services	39,878,154	4.3
Electric Utilities	49,419,277	5.3
Electrical Equipment	5,677,627	0.6
Food Products	20,630,771	2.2
Gas Utilities	10,062,190	1.1
Health Care Equipment & Supplies	5,442,560	0.6
Health Care Providers & Services	12,714,802	1.4
Hotels, Restaurants & Leisure	21,616,374	2.3
Household Products	9,661,142	1.0
Industrial Conglomerates	11,129,099	1.2
Industrial REITs	5,013,628	0.5
Insurance	53,111,957	5.7
Interactive Media & Services	16,168,087	1.7
IT Services	19,029,876	2.0
Leisure Products	12,018,815	1.3
Machinery	4,695,688	0.5
Media	10,894,664	1.2
Multi-Utilities	7,566,248	0.8
Oil, Gas & Consumable Fuels	46,573,578	5.0
Personal Care Products	5,128,938	0.5
Pharmaceuticals	69,338,233	7.4
Professional Services	11,418,103	1.2
Retail REITs	4,852,808	0.5
Semiconductors & Semiconductor Equipment	99,515,189	10.7
Software	17,131,653	1.8
Specialized REITs	21,174,611	2.3
Specialty Retail	11,412,635	1.2
Technology Hardware, Storage & Peripherals	71,724,625	7.7
Tobacco	17,511,929	1.9
Trading Companies & Distributors	16,481,804	1.8
Water Utilities	4,361,179	0.5
	Value	Percent †^
Wireless Telecommunication Services	$5,509,196	0.6%
	926,446,179	99.2
Short-Term Investments	8,828,286	1.0
Other Assets, Less Liabilities	(1,713,222)	(0.2)
Net Assets	$933,561,243	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $583,307,183) including securities on loan of $4,076,846	$930,346,114
Investment in affiliated investment companies, at value (identified cost $4,928,351)	4,928,351
Cash denominated in foreign currencies (identified cost $913,476)	914,421
Due from custodian	437,642
Receivables:
Dividends	5,194,473
Fund shares sold	468,914
Investment securities sold	99,300
Securities lending	1,445
Other assets	96,751
Total assets	942,487,411
Liabilities
Cash collateral received for securities on loan	3,899,935
Payables:
Investment securities purchased	3,770,792
Fund shares redeemed	517,177
Manager (See Note 3)	504,898
Transfer agent (See Note 3)	159,613
Distribution/Service fees (See Note 3)	42,652
Professional fees	18,333
Custodian	12,117
Trustees	651
Total liabilities	8,926,168
Net assets	$933,561,243
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$33,772
Additional paid-in-capital	537,416,319
537,450,091
Total distributable earnings (loss)	396,111,152
Net assets	$933,561,243
Class A
Net assets applicable to outstanding shares	$173,832,339
Shares of beneficial interest outstanding	6,272,687
Net asset value per share outstanding	$27.71
Maximum sales charge (5.50% of offering price)	1.61
Maximum offering price per share outstanding	$29.32
Investor Class
Net assets applicable to outstanding shares	$8,923,046
Shares of beneficial interest outstanding	322,813
Net asset value per share outstanding	$27.64
Maximum sales charge (5.00% of offering price)	1.45
Maximum offering price per share outstanding	$29.09
Class C
Net assets applicable to outstanding shares	$8,431,115
Shares of beneficial interest outstanding	305,851
Net asset value and offering price per share outstanding	$27.57
Class I
Net assets applicable to outstanding shares	$739,305,004
Shares of beneficial interest outstanding	26,757,764
Net asset value and offering price per share outstanding	$27.63
Class R6
Net assets applicable to outstanding shares	$3,069,739
Shares of beneficial interest outstanding	112,949
Net asset value and offering price per share outstanding	$27.18

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch Global Equity Yield Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $62,303)	$13,461,996
Dividends-affiliated	195,894
Securities lending, net	32,997
Total income	13,690,887
Expenses
Manager (See Note 3)	3,020,373
Transfer agent (See Note 3)	508,643
Distribution/Service—Class A (See Note 3)	196,749
Distribution/Service—Investor Class (See Note 3)	10,810
Distribution/Service—Class C (See Note 3)	33,773
Professional fees	75,350
Registration	42,264
Shareholder communication	31,793
Custodian	26,620
Trustees	12,547
Miscellaneous	16,897
Total expenses before waiver/reimbursement	3,975,819
Expense waiver/reimbursement from Manager (See Note 3)	(100,135)
Net expenses	3,875,684
Net investment income (loss)	9,815,203
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	55,301,715
Foreign currency transactions	(35,392)
Net realized gain (loss)	55,266,323
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	60,550,036
Translation of other assets and liabilities in foreign currencies	85,242
Net change in unrealized appreciation (depreciation)	60,635,278
Net realized and unrealized gain (loss)	115,901,601
Net increase (decrease) in net assets resulting from operations	$125,716,804
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,815,203	$16,484,404
Net realized gain (loss)	55,266,323	68,756,269
Net change in unrealized appreciation (depreciation)	60,635,278	36,973,961
Net increase (decrease) in net assets resulting from operations	125,716,804	122,214,634
Distributions to shareholders:
Class A	(9,658,062)	(11,883,886)
Investor Class	(544,594)	(719,206)
Class C	(384,781)	(551,427)
Class I	(43,691,255)	(55,787,525)
Class R6	(182,601)	(166,317)
Total distributions to shareholders	(54,461,293)	(69,108,361)
Capital share transactions:
Net proceeds from sales of shares	62,169,505	98,062,005
Net asset value of shares issued to shareholders in reinvestment of distributions	47,216,380	59,594,402
Cost of shares redeemed	(81,117,268)	(141,745,209)
Increase (decrease) in net assets derived from capital share transactions	28,268,617	15,911,198
Net increase (decrease) in net assets	99,524,128	69,017,471
Net Assets
Beginning of period	834,037,115	765,019,644
End of period	$933,561,243	$834,037,115
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch Global Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$25.65	$24.04	$18.75	$18.28	$20.18	$15.83
Net investment income (loss) (a)	0.27	0.46	0.51	0.46	0.41	0.45
Net realized and unrealized gain (loss)	3.43	3.26	5.34	0.55	(1.87)	4.43
Total from investment operations	3.70	3.72	5.85	1.01	(1.46)	4.88
Less distributions:
From net investment income	(0.20)	(0.48)	(0.56)	(0.54)	(0.44)	(0.53)
From net realized gain on investments	(1.44)	(1.63)	—	—	—	—
Total distributions	(1.64)	(2.11)	(0.56)	(0.54)	(0.44)	(0.53)
Net asset value at end of period	$27.71	$25.65	$24.04	$18.75	$18.28	$20.18
Total investment return (b)	15.33%	16.53%	31.42%	5.45%	(7.36)%	30.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.09%††	1.93%	2.29%	2.36%	2.08%	2.32%
Net expenses (c)	1.09%††	1.09%	1.09%	1.09%(d)	1.09%	1.09%(e)
Expenses (before waiver/reimbursement) (c)	1.11%††	1.13%	1.14%	1.16%(d)	1.16%	1.16%(e)
Portfolio turnover rate	19%	30%	18%	30%	50%	27%
Net assets at end of period (in 000’s)	$173,832	$150,190	$135,338	$111,149	$120,648	$134,982

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$25.59	$23.99	$18.71	$18.24	$20.14	$15.80
Net investment income (loss) (a)	0.26	0.44	0.50	0.45	0.39	0.44
Net realized and unrealized gain (loss)	3.42	3.26	5.32	0.54	(1.86)	4.42
Total from investment operations	3.68	3.70	5.82	0.99	(1.47)	4.86
Less distributions:
From net investment income	(0.19)	(0.47)	(0.54)	(0.52)	(0.43)	(0.52)
From net realized gain on investments	(1.44)	(1.63)	—	—	—	—
Total distributions	(1.63)	(2.10)	(0.54)	(0.52)	(0.43)	(0.52)
Net asset value at end of period	$27.64	$25.59	$23.99	$18.71	$18.24	$20.14
Total investment return (b)	15.30%	16.45%	31.32%	5.39%	(7.42)%	30.91%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.02%††	1.88%	2.25%	2.28%	2.02%	2.29%
Net expenses (c)	1.13%††	1.15%	1.17%	1.18%(d)	1.15%	1.15%(e)
Expenses (before waiver/reimbursement) (c)	1.14%††	1.17%	1.18%	1.19%(d)	1.16%	1.16%(e)
Portfolio turnover rate	19%	30%	18%	30%	50%	27%
Net assets at end of period (in 000's)	$8,923	$8,562	$8,075	$7,788	$7,976	$9,081

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch Global Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$25.53	$23.94	$18.67	$18.19	$20.07	$15.73
Net investment income (loss) (a)	0.17	0.28	0.35	0.32	0.26	0.30
Net realized and unrealized gain (loss)	3.42	3.25	5.30	0.53	(1.86)	4.40
Total from investment operations	3.59	3.53	5.65	0.85	(1.60)	4.70
Less distributions:
From net investment income	(0.11)	(0.31)	(0.38)	(0.37)	(0.28)	(0.36)
From net realized gain on investments	(1.44)	(1.63)	—	—	—	—
Total distributions	(1.55)	(1.94)	(0.38)	(0.37)	(0.28)	(0.36)
Net asset value at end of period	$27.57	$25.53	$23.94	$18.67	$18.19	$20.07
Total investment return (b)	14.90%	15.71%	30.41%	4.67%	(8.07)%	30.00%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.36%††	1.21%	1.61%	1.65%	1.34%	1.59%
Net expenses (c)	1.84%††	1.84%	1.84%	1.84%(d)	1.84%	1.84%(e)
Expenses (before waiver/reimbursement) (c)	1.89%††	1.92%	1.93%	1.94%(d)	1.91%	1.91%(e)
Portfolio turnover rate	19%	30%	18%	30%	50%	27%
Net assets at end of period (in 000’s)	$8,431	$6,419	$6,803	$9,215	$15,801	$27,874

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$25.58	$23.98	$18.71	$18.23	$20.13	$15.79
Net investment income (loss) (a)	0.30	0.52	0.57	0.51	0.45	0.50
Net realized and unrealized gain (loss)	3.42	3.25	5.31	0.55	(1.86)	4.42
Total from investment operations	3.72	3.77	5.88	1.06	(1.41)	4.92
Less distributions:
From net investment income	(0.23)	(0.54)	(0.61)	(0.58)	(0.49)	(0.58)
From net realized gain on investments	(1.44)	(1.63)	—	—	—	—
Total distributions	(1.67)	(2.17)	(0.61)	(0.58)	(0.49)	(0.58)
Net asset value at end of period	$27.63	$25.58	$23.98	$18.71	$18.23	$20.13
Total investment return (b)	15.48%	16.82%	31.70%	5.73%	(7.08)%	31.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.33%††	2.19%	2.57%	2.59%	2.33%	2.59%
Net expenses (c)	0.84%††	0.84%	0.84%	0.84%(d)	0.84%	0.84%(e)
Expenses (before waiver/reimbursement) (c)	0.86%††	0.88%	0.89%	0.91%(d)	0.91%	0.91%(e)
Portfolio turnover rate	19%	30%	18%	30%	50%	27%
Net assets at end of period (in 000’s)	$739,305	$665,974	$613,380	$573,786	$910,693	$1,003,575

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Epoch Global Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$25.19	$23.65	$18.45	$18.00	$19.88	$15.60
Net investment income (loss) (a)	0.31	0.54	0.56	0.55	0.44	0.54
Net realized and unrealized gain (loss)	3.36	3.19	5.27	0.51	(1.81)	4.34
Total from investment operations	3.67	3.73	5.83	1.06	(1.37)	4.88
Less distributions:
From net investment income	(0.24)	(0.56)	(0.63)	(0.61)	(0.51)	(0.60)
From net realized gain on investments	(1.44)	(1.63)	—	—	—	—
Total distributions	(1.68)	(2.19)	(0.63)	(0.61)	(0.51)	(0.60)
Net asset value at end of period	$27.18	$25.19	$23.65	$18.45	$18.00	$19.88
Total investment return (b)	15.54%	16.91%	31.90%	5.82%	(7.02)%	31.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.43%††	2.31%	2.57%	2.85%	2.33%	2.81%
Net expenses (c)	0.74%††	0.74%	0.74%	0.74%(d)	0.74%	0.74%(e)
Expenses (before waiver/reimbursement) (c)	0.75%††	0.76%	0.75%	0.75%(d)	0.75%	0.75%(e)
Portfolio turnover rate	19%	30%	18%	30%	50%	27%
Net assets at end of period (in 000’s)	$3,070	$2,893	$1,423	$995	$5,851	$769

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Net of interest expense of 0.01%
(e)	Net of interest expense of less than 0.01%
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch Global Equity Yield Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	August 2, 2006
Investor Class	November 16, 2009
Class C	November 16, 2009
Class I	December 27, 2005
Class R6	June 17, 2013
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares under distribution plans pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek a high level of income. Capital appreciation is a secondary investment objective.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

16	NYLI Epoch Global Equity Yield Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair
17

Notes to Financial Statements (Unaudited) (continued)
valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

18	NYLI Epoch Global Equity Yield Fund

(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks
19

Notes to Financial Statements (Unaudited) (continued)
include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(M) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Epoch, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.70% of the Fund's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.09%; Class C, 1.84%; Class I, 0.84%; and Class R6, 0.74%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $3,020,373 and waived fees and/or reimbursed certain class specific expenses in the amount of $100,135 and paid the Subadvisor fees in the amount of $1,510,175.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.

20	NYLI Epoch Global Equity Yield Fund

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $13,045 and $151, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $179 and $272, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$92,641	$—
Investor Class	6,396	—
Class C	4,978	—
Class I	404,571	—
Class R6	57	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$596,847,125	$349,375,074	$(10,947,734)	$338,427,340
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$947,449
Long-Term Capital Gains	68,160,912
Total	$69,108,361
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those
21

Notes to Financial Statements (Unaudited) (continued)
under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $164,112 and $174,056, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	504,124	$13,057,875
Shares issued to shareholders in reinvestment of distributions	323,830	7,995,080
Shares redeemed	(424,992)	(10,912,498)
Net increase (decrease) in shares outstanding before conversion	402,962	10,140,457
Shares converted into Class A (See Note 1)	14,942	380,506
Net increase (decrease)	417,904	$10,520,963
Year ended October 31, 2025:
Shares sold	715,763	$17,190,087
Shares issued to shareholders in reinvestment of distributions	430,513	9,947,097
Shares redeemed	(937,374)	(22,187,056)
Net increase (decrease) in shares outstanding before conversion	208,902	4,950,128
Shares converted into Class A (See Note 1)	26,272	632,226
Shares converted from Class A (See Note 1)	(9,903)	(245,270)
Net increase (decrease)	225,271	$5,337,084

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	13,537	$347,124
Shares issued to shareholders in reinvestment of distributions	21,955	540,501
Shares redeemed	(34,435)	(913,302)
Net increase (decrease) in shares outstanding before conversion	1,057	(25,677)
Shares converted into Investor Class (See Note 1)	163	4,236
Shares converted from Investor Class (See Note 1)	(12,966)	(328,707)
Net increase (decrease)	(11,746)	$(350,148)
Year ended October 31, 2025:
Shares sold	24,463	$582,386
Shares issued to shareholders in reinvestment of distributions	30,976	713,662
Shares redeemed	(33,660)	(786,120)
Net increase (decrease) in shares outstanding before conversion	21,779	509,928
Shares converted into Investor Class (See Note 1)	1,386	33,065
Shares converted from Investor Class (See Note 1)	(25,269)	(606,856)
Net increase (decrease)	(2,104)	$(63,863)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	93,269	$2,463,884
Shares issued to shareholders in reinvestment of distributions	13,621	334,525
Shares redeemed	(52,225)	(1,336,572)
Net increase (decrease) in shares outstanding before conversion	54,665	1,461,837
Shares converted from Class C (See Note 1)	(251)	(6,456)
Net increase (decrease)	54,414	$1,455,381
Year ended October 31, 2025:
Shares sold	46,585	$1,062,269
Shares issued to shareholders in reinvestment of distributions	21,046	482,644
Shares redeemed	(97,988)	(2,271,420)
Net increase (decrease) in shares outstanding before conversion	(30,357)	(726,507)
Shares converted from Class C (See Note 1)	(2,333)	(55,343)
Net increase (decrease)	(32,690)	$(781,850)

22	NYLI Epoch Global Equity Yield Fund

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,773,263	$45,737,493
Shares issued to shareholders in reinvestment of distributions	1,550,904	38,175,688
Shares redeemed	(2,598,258)	(67,160,077)
Net increase (decrease) in shares outstanding before conversion	725,909	16,753,104
Shares converted from Class I (See Note 1)	(1,930)	(49,579)
Net increase (decrease)	723,979	$16,703,525
Year ended October 31, 2025:
Shares sold	3,328,370	$77,929,656
Shares issued to shareholders in reinvestment of distributions	2,095,635	48,300,341
Shares redeemed	(4,980,364)	(116,295,503)
Net increase (decrease) in shares outstanding before conversion	443,641	9,934,494
Shares converted into Class I (See Note 1)	9,932	245,270
Shares converted from Class I (See Note 1)	(134)	(3,092)
Net increase (decrease)	453,439	$10,176,672

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	21,863	$563,129
Shares issued to shareholders in reinvestment of distributions	7,043	170,586
Shares redeemed	(30,806)	(794,819)
Net increase (decrease)	(1,900)	$(61,104)
Year ended October 31, 2025:
Shares sold	56,965	$1,297,607
Shares issued to shareholders in reinvestment of distributions	6,603	150,658
Shares redeemed	(8,898)	(205,110)
Net increase (decrease)	54,670	$1,243,155
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
24

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

25

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
33

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
34

NYLI Epoch U.S. Equity Yield Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 2.3%
General Dynamics Corp.	28,889	$ 9,946,483
Lockheed Martin Corp.	15,030	7,785,089
RTX Corp.	48,131	8,474,425
		26,205,997
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	76,903	8,367,046
Banks 8.8%
Bank of America Corp.	439,218	23,480,594
Columbia Banking System, Inc.	336,642	9,964,603
JPMorgan Chase & Co.	77,199	24,181,043
Regions Financial Corp.	311,887	8,904,374
Truist Financial Corp.	157,080	8,089,620
U.S. Bancorp	252,921	14,330,504
Wells Fargo & Co.	169,904	13,971,206
		102,921,944
Beverages 2.1%
Coca-Cola Co. (The)	88,749	6,989,871
Coca-Cola Europacific Partners plc	112,095	10,600,824
PepsiCo, Inc.	46,763	7,411,468
		25,002,163
Biotechnology 2.8%
AbbVie, Inc.	91,349	19,303,871
Amgen, Inc.	19,288	6,678,470
Gilead Sciences, Inc.	51,310	6,713,400
		32,695,741
Capital Markets 2.3%
BlackRock, Inc.	12,573	13,397,789
CME Group, Inc.	22,266	6,408,600
Lazard, Inc.	145,720	7,067,420
		26,873,809
Chemicals 3.3%
Linde plc	22,935	11,493,646
Nutrien Ltd.	174,604	13,269,904
PPG Industries, Inc.	59,538	6,459,873
Scotts Miracle-Gro Co. (The)	110,966	6,957,568
		38,180,991
Commercial Services & Supplies 0.6%
Republic Services, Inc.	34,777	7,276,044
Communications Equipment 1.9%
Cisco Systems, Inc.	245,165	22,432,598
	Shares	Value

Consumer Staples Distribution & Retail 1.7%
Walmart, Inc.	153,703	$ 20,278,037
Containers & Packaging 0.6%
Sonoco Products Co.	130,871	6,538,315
Diversified Telecommunication Services 2.9%
AT&T, Inc.	500,363	13,074,485
Comcast Corp., Class A	306,825	8,296,548
Verizon Communications, Inc.	263,082	12,635,829
		34,006,862
Electric Utilities 6.5%
Alliant Energy Corp.	101,949	7,486,115
American Electric Power Co., Inc.	139,089	19,070,493
Duke Energy Corp.	44,971	5,825,993
Entergy Corp.	130,720	15,413,195
NextEra Energy, Inc.	150,239	14,705,393
OGE Energy Corp.	132,088	6,445,894
Pinnacle West Capital Corp.	61,302	6,358,244
		75,305,327
Electrical Equipment 3.1%
Eaton Corp. plc	33,215	14,382,427
Emerson Electric Co.	100,818	14,158,880
Hubbell, Inc.	14,502	7,369,481
		35,910,788
Financial Services 0.7%
Voya Financial, Inc.	93,276	7,644,901
Food Products 1.7%
Hormel Foods Corp.	297,842	6,394,668
McCormick & Co., Inc. (Non-Voting)	117,008	5,948,686
Mondelez International, Inc., Class A	117,270	7,205,069
		19,548,423
Health Care Equipment & Supplies 1.2%
Medtronic plc	169,652	13,736,722
Health Care Providers & Services 2.7%
CVS Health Corp.	221,679	18,463,644
UnitedHealth Group, Inc.	36,310	13,452,129
		31,915,773
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	40,975	12,029,850
Vail Resorts, Inc. (a)	45,247	5,754,514
		17,784,364

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Household Products 2.1%
Colgate-Palmolive Co.	89,069	$ 7,602,930
Kimberly-Clark Corp.	65,040	6,401,887
Procter & Gamble Co. (The)	73,735	10,845,681
		24,850,498
Industrial Conglomerates 0.9%
Honeywell International, Inc.	46,791	10,028,715
Industrial REITs 1.0%
Prologis, Inc.	78,310	11,121,586
Insurance 4.2%
Marsh & McLennan Cos., Inc.	55,214	9,259,940
MetLife, Inc.	237,475	19,021,747
Travelers Cos., Inc. (The)	46,954	14,327,544
Unum Group	82,518	6,632,797
		49,242,028
Interactive Media & Services 2.1%
Alphabet, Inc., Class C	37,732	14,411,360
Meta Platforms, Inc., Class A	15,509	9,490,112
		23,901,472
IT Services 1.7%
Accenture plc, Class A	35,912	6,417,833
International Business Machines Corp.	57,467	13,273,728
		19,691,561
Leisure Products 1.3%
Hasbro, Inc.	161,013	15,431,486
Machinery 2.4%
Cummins, Inc.	19,787	13,277,275
Snap-on, Inc.	19,640	7,529,976
Toro Co. (The)	78,176	7,440,010
		28,247,261
Media 1.5%
Nexstar Media Group, Inc.	31,761	6,610,735
Omnicom Group, Inc.	138,132	10,597,487
		17,208,222
Multi-Utilities 2.2%
Ameren Corp.	54,308	6,172,104
CMS Energy Corp.	85,374	6,551,601
NiSource, Inc.	131,586	6,352,972
	Shares	Value

Multi-Utilities (continued)
WEC Energy Group, Inc.	54,796	$ 6,462,640
		25,539,317
Oil, Gas & Consumable Fuels 4.6%
Chevron Corp.	99,216	19,179,445
Enterprise Products Partners LP	336,944	13,039,733
MPLX LP	183,146	10,305,625
TotalEnergies SE (a)	119,717	11,098,963
		53,623,766
Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.	155,065	9,395,388
Eli Lilly & Co.	12,614	11,789,044
Johnson & Johnson	100,499	23,099,695
Merck & Co., Inc.	148,008	16,159,514
Pfizer, Inc.	333,253	8,897,855
		69,341,496
Retail REITs 1.1%
NNN REIT, Inc.	140,525	6,153,590
Realty Income Corp.	98,846	6,349,867
		12,503,457
Semiconductors & Semiconductor Equipment 6.7%
Analog Devices, Inc.	44,741	17,997,515
Broadcom, Inc.	65,072	27,163,005
KLA Corp.	5,244	9,178,835
Microchip Technology, Inc.	106,015	9,849,854
Texas Instruments, Inc.	47,132	13,247,862
		77,437,071
Software 2.0%
Microsoft Corp.	39,641	16,164,807
Salesforce, Inc.	37,680	6,651,650
		22,816,457
Specialized REITs 2.8%
American Tower Corp.	34,950	6,385,715
Iron Mountain, Inc.	94,704	11,931,757
Lamar Advertising Co., Class A	47,706	6,575,795
VICI Properties, Inc.	275,651	8,049,009
		32,942,276
Specialty Retail 1.2%
Best Buy Co., Inc.	91,238	5,518,987
Home Depot, Inc. (The)	25,599	8,416,951
		13,935,938
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	28,828	7,822,478

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Epoch U.S. Equity Yield Fund

	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C	96,597	$ 20,183,943
Hewlett Packard Enterprise Co.	444,176	12,778,944
NetApp, Inc.	98,499	10,910,734
		51,696,099
Tobacco 1.1%
Philip Morris International, Inc.	79,202	13,073,874
Trading Companies & Distributors 1.7%
MSC Industrial Direct Co., Inc., Class A	114,383	11,697,950
Watsco, Inc.	18,012	7,886,374
		19,584,324
Water Utilities 0.5%
Essential Utilities, Inc.	150,288	5,741,002
Total Common Stocks (Cost $688,528,386)		1,150,583,751
Short-Term Investments 2.4%
Affiliated Investment Company 1.3%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	15,053,264	15,053,264
	Shares	Value

Unaffiliated Investment Companies 1.1%
Fidelity Government Portfolio, 3.625% (b)(c)	3,000,000	$ 3,000,000
Invesco Government & Agency Portfolio, 3.659% (b)(c)	9,511,955	9,511,955
		12,511,955
Total Short-Term Investments (Cost $27,565,219)		27,565,219
Total Investments (Cost $716,093,605)	101.3%	1,178,148,970
Other Assets, Less Liabilities	(1.3)	(15,374,808)
Net Assets	100.0%	$ 1,162,774,162

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $12,050,540. The Fund received cash collateral with a value of $12,511,955. (See Note 2(H))
(b)	Current yield as of April 30, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 15,373	$ 114,044	$ (114,364)	$ —	$ —	$ 15,053	$ 234	$ —	15,053

Abbreviation(s):
REIT—Real Estate Investment Trust
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,150,583,751	$ —	$ —	$ 1,150,583,751
Short-Term Investments
Affiliated Investment Company	15,053,264	—	—	15,053,264
Unaffiliated Investment Companies	12,511,955	—	—	12,511,955
Total Short-Term Investments	27,565,219	—	—	27,565,219
Total Investments in Securities	$ 1,178,148,970	$ —	$ —	$ 1,178,148,970

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Epoch U.S. Equity Yield Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $701,040,341) including securities on loan of $12,050,540	$1,163,095,706
Investment in affiliated investment companies, at value (identified cost $15,053,264)	15,053,264
Receivables:
Dividends	2,006,782
Fund shares sold	394,199
Securities lending	1,183
Other assets	100,235
Total assets	1,180,651,369
Liabilities
Cash collateral received for securities on loan	12,511,955
Due to custodian	5,116
Payables:
Investment securities purchased	3,845,608
Manager (See Note 3)	624,529
Fund shares redeemed	559,234
Transfer agent (See Note 3)	144,859
Distribution/Service fees (See Note 3)	143,138
Professional fees	33,363
Custodian	7,994
Trustees	1,411
Total liabilities	17,877,207
Net assets	$1,162,774,162
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$47,664
Additional paid-in-capital	660,875,059
660,922,723
Total distributable earnings (loss)	501,851,439
Net assets	$1,162,774,162
Class A
Net assets applicable to outstanding shares	$632,440,759
Shares of beneficial interest outstanding	26,059,702
Net asset value per share outstanding	$24.27
Maximum sales charge (5.50% of offering price)	1.41
Maximum offering price per share outstanding	$25.68
Investor Class
Net assets applicable to outstanding shares	$56,886,967
Shares of beneficial interest outstanding	2,357,454
Net asset value per share outstanding	$24.13
Maximum sales charge (5.00% of offering price)	1.27
Maximum offering price per share outstanding	$25.40
Class C
Net assets applicable to outstanding shares	$5,332,182
Shares of beneficial interest outstanding	229,943
Net asset value and offering price per share outstanding	$23.19
Class I
Net assets applicable to outstanding shares	$340,861,262
Shares of beneficial interest outstanding	13,846,577
Net asset value and offering price per share outstanding	$24.62
Class R6
Net assets applicable to outstanding shares	$126,584,676
Shares of beneficial interest outstanding	5,142,208
Net asset value and offering price per share outstanding	$24.62
SIMPLE Class
Net assets applicable to outstanding shares	$668,316
Shares of beneficial interest outstanding	27,689
Net asset value and offering price per share outstanding	$24.14

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $69,024)	$16,224,975
Dividends-affiliated	233,541
Securities lending, net	8,723
Total income	16,467,239
Expenses
Manager (See Note 3)	3,838,169
Distribution/Service—Class A (See Note 3)	748,919
Distribution/Service—Investor Class (See Note 3)	71,066
Distribution/Service—Class C (See Note 3)	26,904
Distribution/Service—SIMPLE Class (See Note 3)	1,377
Transfer agent (See Note 3)	427,809
Professional fees	77,337
Registration	49,627
Shareholder communication	38,462
Trustees	16,678
Custodian	16,225
Miscellaneous	21,218
Total expenses before waiver/reimbursement	5,333,791
Expense waiver/reimbursement from Manager (See Note 3)	(107,938)
Net expenses	5,225,853
Net investment income (loss)	11,241,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	45,340,297
Foreign currency transactions	506
Net realized gain (loss)	45,340,803
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	67,513,178
Translation of other assets and liabilities in foreign currencies	45
Net change in unrealized appreciation (depreciation)	67,513,223
Net realized and unrealized gain (loss)	112,854,026
Net increase (decrease) in net assets resulting from operations	$124,095,412
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Epoch U.S. Equity Yield Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,241,386	$21,684,870
Net realized gain (loss)	45,340,803	59,650,979
Net change in unrealized appreciation (depreciation)	67,513,223	22,384,176
Net increase (decrease) in net assets resulting from operations	124,095,412	103,720,025
Distributions to shareholders:
Class A	(34,895,256)	(53,287,694)
Investor Class	(3,389,335)	(5,962,507)
Class B(a)	—	(56,216)
Class C	(310,468)	(612,101)
Class I	(19,523,838)	(29,388,029)
Class R6	(7,956,745)	(13,584,717)
SIMPLE Class	(31,063)	(20,194)
Total distributions to shareholders	(66,106,705)	(102,911,458)
Capital share transactions:
Net proceeds from sales of shares	40,874,775	87,493,471
Net asset value of shares issued to shareholders in reinvestment of distributions	65,333,758	101,678,579
Cost of shares redeemed	(118,608,024)	(149,061,964)
Increase (decrease) in net assets derived from capital share transactions	(12,399,491)	40,110,086
Net increase (decrease) in net assets	45,589,216	40,918,653
Net Assets
Beginning of period	1,117,184,946	1,076,266,293
End of period	$1,162,774,162	$1,117,184,946

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$23.12	$23.17	$18.28	$18.78	$19.70	$14.96
Net investment income (loss) (a)	0.22	0.42	0.43	0.42	0.39	0.32
Net realized and unrealized gain (loss)	2.31	1.73	5.51	(0.23)	(0.95)	4.78
Total from investment operations	2.53	2.15	5.94	0.19	(0.56)	5.10
Less distributions:
From net investment income	(0.20)	(0.49)	(0.43)	(0.40)	(0.36)	(0.36)
From net realized gain on investments	(1.18)	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(1.38)	(2.20)	(1.05)	(0.69)	(0.36)	(0.36)
Net asset value at end of period	$24.27	$23.12	$23.17	$18.28	$18.78	$19.70
Total investment return (b)	11.51%	9.83%	33.57%	0.87%	(2.85)%	34.30%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.90%††	1.92%	2.03%	2.22%	2.00%	1.76%
Net expenses (c)	1.04%††	1.05%	1.05%(d)	1.06%	1.05%	1.07%
Expenses (before waiver/reimbursement) (c)	1.04%††	1.05%	1.05%	1.06%	1.05%	1.07%
Portfolio turnover rate	11%	21%	13%	19%	25%	16%
Net assets at end of period (in 000’s)	$632,441	$585,125	$560,941	$442,341	$483,936	$508,888

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$22.99	$23.05	$18.19	$18.69	$19.61	$14.89
Net investment income (loss) (a)	0.19	0.36	0.37	0.37	0.34	0.28
Net realized and unrealized gain (loss)	2.30	1.71	5.48	(0.23)	(0.95)	4.75
Total from investment operations	2.49	2.07	5.85	0.14	(0.61)	5.03
Less distributions:
From net investment income	(0.17)	(0.42)	(0.37)	(0.35)	(0.31)	(0.31)
From net realized gain on investments	(1.18)	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(1.35)	(2.13)	(0.99)	(0.64)	(0.31)	(0.31)
Net asset value at end of period	$24.13	$22.99	$23.05	$18.19	$18.69	$19.61
Total investment return (b)	11.37%	9.52%	33.18%	0.60%	(3.12)%	33.96%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.63%††	1.65%	1.79%	1.95%	1.75%	1.53%
Net expenses (c)	1.33%††	1.33%	1.32%	1.33%	1.30%	1.33%
Expenses (before waiver/reimbursement) (c)	1.36%††	1.35%	1.38%	1.39%	1.30%	1.39%
Portfolio turnover rate	11%	21%	13%	19%	25%	16%
Net assets at end of period (in 000's)	$56,887	$58,360	$64,821	$67,157	$73,132	$86,155

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Epoch U.S. Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$22.15	$22.27	$17.61	$18.11	$19.00	$14.43
Net investment income (loss) (a)	0.10	0.19	0.21	0.22	0.19	0.14
Net realized and unrealized gain (loss)	2.21	1.66	5.29	(0.23)	(0.92)	4.60
Total from investment operations	2.31	1.85	5.50	(0.01)	(0.73)	4.74
Less distributions:
From net investment income	(0.09)	(0.26)	(0.22)	(0.20)	(0.16)	(0.17)
From net realized gain on investments	(1.18)	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(1.27)	(1.97)	(0.84)	(0.49)	(0.16)	(0.17)
Net asset value at end of period	$23.19	$22.15	$22.27	$17.61	$18.11	$19.00
Total investment return (b)	10.94%	8.75%	32.18%	(0.16)%	(3.82)%	32.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.87%††	0.91%	1.05%	1.22%	1.00%	0.81%
Net expenses (c)	2.08%††	2.08%	2.08%	2.08%	2.06%	2.08%
Expenses (before waiver/reimbursement) (c)	2.11%††	2.10%	2.13%	2.14%	2.06%	2.14%
Portfolio turnover rate	11%	21%	13%	19%	25%	16%
Net assets at end of period (in 000’s)	$5,332	$5,529	$7,107	$7,954	$10,961	$14,435

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$23.43	$23.45	$18.49	$18.99	$19.91	$15.11
Net investment income (loss) (a)	0.26	0.50	0.50	0.49	0.45	0.39
Net realized and unrealized gain (loss)	2.35	1.75	5.58	(0.24)	(0.95)	4.82
Total from investment operations	2.61	2.25	6.08	0.25	(0.50)	5.21
Less distributions:
From net investment income	(0.24)	(0.56)	(0.50)	(0.46)	(0.42)	(0.41)
From net realized gain on investments	(1.18)	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(1.42)	(2.27)	(1.12)	(0.75)	(0.42)	(0.41)
Net asset value at end of period	$24.62	$23.43	$23.45	$18.49	$18.99	$19.91
Total investment return (b)	11.71%	10.18%	33.98%	1.18%	(2.50)%	34.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.21%††	2.23%	2.36%	2.56%	2.32%	2.10%
Net expenses (c)	0.73%††	0.73%	0.73%	0.73%	0.73%	0.73%
Expenses (before waiver/reimbursement) (c)	0.79%††	0.80%	0.80%	0.81%	0.80%	0.82%
Portfolio turnover rate	11%	21%	13%	19%	25%	16%
Net assets at end of period (in 000’s)	$340,861	$324,906	$303,649	$262,299	$351,106	$357,565

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$23.43	$23.45	$18.49	$18.99	$19.92	$15.12
Net investment income (loss) (a)	0.26	0.50	0.50	0.49	0.46	0.39
Net realized and unrealized gain (loss)	2.35	1.75	5.58	(0.24)	(0.97)	4.83
Total from investment operations	2.61	2.25	6.08	0.25	(0.51)	5.22
Less distributions:
From net investment income	(0.24)	(0.56)	(0.50)	(0.46)	(0.42)	(0.42)
From net realized gain on investments	(1.18)	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(1.42)	(2.27)	(1.12)	(0.75)	(0.42)	(0.42)
Net asset value at end of period	$24.62	$23.43	$23.45	$18.49	$18.99	$19.92
Total investment return (b)	11.71%	10.18%	33.98%	1.19%	(2.54)%	34.78%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.23%††	2.24%	2.36%	2.56%	2.32%	2.11%
Net expenses (c)	0.73%††	0.73%(d)	0.73%	0.73%(d)	0.73%	0.73%
Expenses (before waiver/reimbursement) (c)	0.73%††	0.73%	0.74%	0.73%	0.73%	0.73%
Portfolio turnover rate	11%	21%	13%	19%	25%	16%
Net assets at end of period (in 000’s)	$126,585	$142,802	$138,833	$112,773	$135,192	$143,436

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Epoch U.S. Equity Yield Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$23.01	$23.07	$18.22	$18.74	$19.65	$14.89
Net investment income (loss) (a)	0.19	0.35	0.36	0.36	0.28	0.22
Net realized and unrealized gain (loss)	2.30	1.74	5.49	(0.24)	(0.93)	4.76
Total from investment operations	2.49	2.09	5.85	0.12	(0.65)	4.98
Less distributions:
From net investment income	(0.18)	(0.44)	(0.38)	(0.35)	(0.26)	(0.22)
From net realized gain on investments	(1.18)	(1.71)	(0.62)	(0.29)	—	—
Total distributions	(1.36)	(2.15)	(1.00)	(0.64)	(0.26)	(0.22)
Net asset value at end of period	$24.14	$23.01	$23.07	$18.22	$18.74	$19.65
Total investment return (b)	11.38%	9.60%	33.16%	0.55%	(3.34)%	33.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.64%††	1.58%	1.71%	1.88%	1.48%	1.20%
Net expenses (c)	1.27%††	1.30%	1.32%(d)	1.38%	1.55%	1.58%
Expenses (before waiver/reimbursement) (c)	1.27%††	1.30%	1.32%	1.38%	1.55%	1.65%
Portfolio turnover rate	11%	21%	13%	19%	25%	16%
Net assets at end of period (in 000’s)	$668	$463	$200	$93	$77	$43

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Epoch U.S. Equity Yield Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	February 3, 2009
Investor Class	November 16, 2009
Class C	November 16, 2009
Class I	December 3, 2008
Class R6	May 8, 2017
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge and a 1.00% CDSC may be imposed on redemptions made within one year of the date of purchase of Class C shares. Class I, Class R6 and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares under distribution plans pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income and capital appreciation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.

14	NYLI Epoch U.S. Equity Yield Fund

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation
Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized
15

Notes to Financial Statements (Unaudited) (continued)
cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A.,

16	NYLI Epoch U.S. Equity Yield Fund

("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Epoch Investment Partners, Inc. (“Epoch” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Epoch, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% up to $500 million; 0.68% from $500 million to $1 billion; 0.66% from $1 billion to $2 billion; and 0.65% in excess of $2 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.69% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class I do not exceed 0.73%. In addition, New York Life Investment Management will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $3,838,169 and waived fees and/or reimbursed certain class specific expenses in the amount of $107,938 and paid the Subadvisor in the amount of $1,870,440.
17

Notes to Financial Statements (Unaudited) (continued)
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $30,604 and $1,189, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2026, of $9,813, $162 and $92, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$197,900	$—
Investor Class	109,170	(9,676)
Class C	10,327	(911)
Class I	107,675	—
Class R6	2,602	—
SIMPLE Class	135	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$50,579	7.6%
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$723,756,011	$468,109,652	$(13,716,693)	$454,392,959

18	NYLI Epoch U.S. Equity Yield Fund

During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$25,620,640
Long-Term Capital Gains	77,290,818
Total	$102,911,458
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $121,777 and $183,592, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	791,168	$18,364,951
Shares issued to shareholders in reinvestment of distributions	1,537,593	34,318,736
Shares redeemed	(1,810,867)	(41,982,417)
Net increase (decrease) in shares outstanding before conversion	517,894	10,701,270
Shares converted into Class A (See Note 1)	245,993	5,609,038
Shares converted from Class A (See Note 1)	(12,820)	(307,040)
Net increase (decrease)	751,067	$16,003,268
Year ended October 31, 2025:
Shares sold	1,701,752	$37,372,330
Shares issued to shareholders in reinvestment of distributions	2,368,781	52,365,075
Shares redeemed	(3,352,650)	(73,934,728)
Net increase (decrease) in shares outstanding before conversion	717,883	15,802,677
Shares converted into Class A (See Note 1)	380,625	8,456,679
Shares converted from Class A (See Note 1)	(3,435)	(74,680)
Net increase (decrease)	1,095,073	$24,184,676

19

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	15,425	$356,061
Shares issued to shareholders in reinvestment of distributions	152,223	3,377,647
Shares redeemed	(107,098)	(2,463,267)
Net increase (decrease) in shares outstanding before conversion	60,550	1,270,441
Shares converted into Investor Class (See Note 1)	1,675	39,559
Shares converted from Investor Class (See Note 1)	(242,897)	(5,506,834)
Net increase (decrease)	(180,672)	$(4,196,834)
Year ended October 31, 2025:
Shares sold	45,291	$986,368
Shares issued to shareholders in reinvestment of distributions	270,143	5,940,068
Shares redeemed	(261,220)	(5,689,743)
Net increase (decrease) in shares outstanding before conversion	54,214	1,236,693
Shares converted into Investor Class (See Note 1)	10,917	245,510
Shares converted from Investor Class (See Note 1)	(339,111)	(7,518,740)
Net increase (decrease)	(273,980)	$(6,036,537)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	2,652	$56,195
Shares redeemed	(1,443)	(30,008)
Net increase (decrease) in shares outstanding before conversion	1,209	26,187
Shares converted from Class B	(33,330)	(694,020)
Net increase (decrease)	(32,121)	$(667,833)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	12,891	$283,058
Shares issued to shareholders in reinvestment of distributions	14,540	310,179
Shares redeemed	(40,684)	(900,346)
Net increase (decrease) in shares outstanding before conversion	(13,253)	(307,109)
Shares converted from Class C (See Note 1)	(6,430)	(141,763)
Net increase (decrease)	(19,683)	$(448,872)
Year ended October 31, 2025:
Shares sold	22,945	$478,604
Shares issued to shareholders in reinvestment of distributions	28,841	611,572
Shares redeemed	(98,073)	(2,066,373)
Net increase (decrease) in shares outstanding before conversion	(46,287)	(976,197)
Shares converted from Class C (See Note 1)	(23,169)	(486,197)
Net increase (decrease)	(69,456)	$(1,462,394)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	855,563	$20,132,382
Shares issued to shareholders in reinvestment of distributions	854,693	19,339,388
Shares redeemed	(1,741,639)	(40,937,170)
Net increase (decrease) in shares outstanding before conversion	(31,383)	(1,465,400)
Shares converted into Class I (See Note 1)	12,635	307,040
Net increase (decrease)	(18,748)	$(1,158,360)
Year ended October 31, 2025:
Shares sold	1,920,179	$42,475,706
Shares issued to shareholders in reinvestment of distributions	1,299,741	29,104,608
Shares redeemed	(2,306,824)	(51,781,781)
Net increase (decrease) in shares outstanding before conversion	913,096	19,798,533
Shares converted into Class I (See Note 1)	3,389	74,680
Shares converted from Class I (See Note 1)	(138)	(3,232)
Net increase (decrease)	916,347	$19,869,981

20	NYLI Epoch U.S. Equity Yield Fund

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	67,062	$1,580,068
Shares issued to shareholders in reinvestment of distributions	351,675	7,956,745
Shares redeemed	(1,370,562)	(32,309,385)
Net increase (decrease)	(951,825)	$(22,772,572)
Year ended October 31, 2025:
Shares sold	266,404	$5,910,281
Shares issued to shareholders in reinvestment of distributions	606,588	13,581,460
Shares redeemed	(699,403)	(15,523,389)
Net increase (decrease)	173,589	$3,968,352

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	6,817	$158,255
Shares issued to shareholders in reinvestment of distributions	1,399	31,063
Shares redeemed	(650)	(15,439)
Net increase (decrease)	7,566	$173,879
Year ended October 31, 2025:
Shares sold	12,211	$270,182
Shares issued to shareholders in reinvestment of distributions	889	19,601
Shares redeemed	(1,661)	(35,942)
Net increase (decrease)	11,439	$253,841

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
22

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

23

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
24

history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
31

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
32

NYLI Candriam Emerging Markets Equity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 87.4%
Argentina 2.2%
Pampa Energia SA, Sponsored ADR (Electric Utilities) (a)	10,000	$ 828,700
Vista Energy SAB de CV, ADR (Oil, Gas & Consumable Fuels) (a)	14,000	1,040,480
YPF SA, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)	23,000	1,038,680
		2,907,860
Brazil 3.8%
Banco BTG Pactual SA (Capital Markets)	72,000	862,814
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	165,000	1,104,598
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household Durables)	64,000	303,599
Localiza Rent a Car SA (Ground Transportation)	82,000	760,253
NU Holdings Ltd., Class A (Banks) (a)	20,000	289,600
PRIO SA (Oil, Gas & Consumable Fuels) (a)	89,000	1,193,604
Raia Drogasil SA (Consumer Staples Distribution & Retail)	106,000	469,655
		4,984,123
Chile 0.9%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals) (a)	13,200	1,216,644
China 22.9%
Agricultural Bank of China Ltd., Class H (Banks)	1,480,000	1,148,854
Alibaba Group Holding Ltd. (Broadline Retail)	188,000	3,024,322
Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment) (a)	3,105	772,409
CGN Mining Co. Ltd. (Oil, Gas & Consumable Fuels) (b)	800,000	397,319
China Construction Bank Corp., Class H (Banks)	2,040,000	2,286,780
China Hongqiao Group Ltd. (Metals & Mining)	136,000	567,441
China Life Insurance Co. Ltd., Class H (Insurance)	136,000	496,945
China Taiping Insurance Holdings Co. Ltd. (Insurance)	240,000	682,694
Chongqing Rural Commercial Bank Co. Ltd., Class H (Banks)	1,220,000	1,082,541
	Shares	Value

China (continued)
CMOC Group Ltd., Class H (Metals & Mining)	150,000	$ 337,057
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	20,000	1,276,038
Industrial & Commercial Bank of China Ltd., Class H (Banks)	1,640,000	1,471,969
J&T Global Express Ltd. (Air Freight & Logistics) (a)	520,000	650,622
JD Logistics, Inc. (Air Freight & Logistics) (a)(c)	500,000	963,932
JD.com, Inc., Class A (Broadline Retail)	40,000	593,936
Meituan (Hotels, Restaurants & Leisure) (a)(c)	56,000	595,212
Minth Group Ltd. (Automobile Components)	70,000	304,577
Ningbo Deye Technology Co. Ltd., Class A (Electrical Equipment)	49,992	1,101,943
PDD Holdings, Inc., ADR (Broadline Retail) (a)	6,000	599,280
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	118,000	949,122
Qinghai Salt Lake Industry Co. Ltd., Class A (Chemicals) (a)	159,995	919,890
Shanjin International Gold Co. Ltd., Class A (Metals & Mining)	80,000	304,962
Sharetronic Data Technology Co. Ltd., Class A (Technology Hardware, Storage & Peripherals)	11,200	425,635
Sieyuan Electric Co. Ltd., Class A (Electrical Equipment)	28,000	798,987
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	34,000	929,053
Tencent Holdings Ltd. (Interactive Media & Services)	70,000	4,180,785
Verisilicon Microelectronics Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment) (a)	11,140	457,882
Victory Giant Technology Huizhou Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	18,000	865,251
Western Mining Co. Ltd., Class A (Metals & Mining)	50,000	216,502
WUS Printed Circuit Kunshan Co. Ltd., Class A (Electronic Equipment, Instruments & Components)	68,000	1,020,649
Xiaomi Corp., Class B (Technology Hardware, Storage & Peripherals) (a)(c)	110,000	407,558
		29,830,147

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Hong Kong 0.2%
Futu Holdings Ltd., ADR (Capital Markets)	1,200	$ 185,412
Hungary 0.8%
OTP Bank Nyrt. (Banks)	7,600	1,018,909
India 9.9%
APL Apollo Tubes Ltd. (Metals & Mining)	26,000	521,842
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	3,600	289,646
Ashok Leyland Ltd. (Machinery)	80,000	136,621
Axis Bank Ltd. (Banks)	84,000	1,122,463
Bharti Airtel Ltd. (Wireless Telecommunication Services)	28,000	556,615
BSE Ltd. (Capital Markets)	25,000	958,898
Data Patterns India Ltd. (Aerospace & Defense)	23,000	989,099
Eicher Motors Ltd. (Automobiles)	4,000	299,598
Fortis Healthcare Ltd. (Health Care Providers & Services)	32,000	311,171
FSN E-Commerce Ventures Ltd. (Specialty Retail) (a)	220,000	613,686
GE Vernova T&D India Ltd. (Electrical Equipment)	20,000	941,107
HDFC Bank Ltd. (Banks)	98,000	796,793
ICICI Bank Ltd. (Banks)	38,000	505,819
Multi Commodity Exchange of India Ltd. (Capital Markets)	30,000	939,221
Muthoot Finance Ltd. (Consumer Finance)	11,000	396,847
Navin Fluorine International Ltd. (Chemicals)	12,000	862,383
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	58,000	874,335
Shriram Finance Ltd. (Consumer Finance)	40,000	395,032
State Bank of India (Banks)	94,000	1,058,164
TVS Motor Co. Ltd. (Automobiles)	8,000	294,406
		12,863,746
Nigeria 0.6%
Airtel Africa plc (Wireless Telecommunication Services) (c)	162,000	781,686
Peru 1.3%
Cia de Minas Buenaventura SAA, ADR (Metals & Mining)	13,200	430,188
Credicorp Ltd. (Banks)	2,000	648,340
	Shares	Value

Peru (continued)
Intercorp Financial Services, Inc. (Banks)	12,000	$ 534,960
		1,613,488
Poland 0.5%
Bank Millennium SA (Banks) (a)	142,000	699,266
Republic of Korea 13.7%
APR Corp. (Personal Care Products)	4,000	1,144,822
Doosan Co. Ltd. (Industrial Conglomerates)	480	516,505
Hana Financial Group, Inc. (Banks)	11,400	983,050
Hanwha Engine (Machinery) (a)	14,000	830,636
HPSP Co. Ltd. (Semiconductors & Semiconductor Equipment)	12,000	425,566
Hyosung Heavy Industries Corp. (Electrical Equipment)	460	1,213,269
Hyundai Rotem Co. Ltd. (Machinery)	2,600	470,672
KB Financial Group, Inc. (Banks)	14,000	1,514,968
KEPCO Engineering & Construction Co., Inc. (Construction & Engineering)	5,800	737,513
KIWOOM Securities Co. Ltd. (Capital Markets)	700	187,837
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	7,000	1,040,655
Samsung Heavy Industries Co. Ltd. (Machinery) (a)	30,000	654,328
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components) (a)	2,000	937,163
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	7,000	6,069,310
SK Square Co. Ltd. (Industrial Conglomerates) (a)	400	226,807
SK, Inc. (Industrial Conglomerates)	3,000	859,628
		17,812,729
Russia 0.0% ‡
Magnit PJSC (Consumer Staples Distribution & Retail) (a)(d)	6,769	—
Saudi Arabia 1.3%
Al Rajhi Bank (Banks)	90,000	1,644,981
South Africa 1.0%
Gold Fields Ltd. (Metals & Mining)	12,000	512,922
MTN Group Ltd. (Wireless Telecommunication Services)	24,000	301,126

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Candriam Emerging Markets Equity Fund

	Shares	Value
Common Stocks (continued)
South Africa (continued)
Valterra Platinum Ltd. (Metals & Mining)	5,400	$ 432,778
		1,246,826
Taiwan 25.1%
ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	100,000	1,508,624
Asia Vital Components Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,000	984,235
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,000	1,039,941
Chailease Holding Co. Ltd. (Financial Services)	160,000	583,250
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	14,000	936,736
CTBC Financial Holding Co. Ltd. (Banks)	580,000	957,377
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	36,000	2,459,878
E.Sun Financial Holding Co. Ltd. (Banks)	620,000	623,238
Elite Material Co. Ltd. (Electronic Equipment, Instruments & Components)	5,000	717,228
Fortune Electric Co. Ltd. (Electrical Equipment)	14,000	392,368
Global Unichip Corp. (Semiconductors & Semiconductor Equipment)	6,800	914,264
Gold Circuit Electronics Ltd. (Electronic Equipment, Instruments & Components)	24,400	1,070,429
Grand Process Technology Corp. (Semiconductors & Semiconductor Equipment)	9,000	837,949
Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	50,000	847,417
Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,000	1,018,795
King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	66,000	630,119
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	22,000	1,812,242
Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	36,000	355,063
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	186,000	12,533,258
	Shares	Value

Taiwan (continued)
Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	24,000	$ 339,724
Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	52,000	1,449,163
Yageo Corp. (Electronic Equipment, Instruments & Components)	68,000	680,333
		32,691,631
Thailand 0.4%
PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	500,000	540,686
Turkey 2.6%
Aselsan Elektronik Sanayi ve Ticaret A/S (Aerospace & Defense)	178,000	1,655,525
Coca-Cola Icecek A/S (Beverages)	360,000	597,547
Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	196,000	1,175,529
		3,428,601
United States 0.2%
Laureate Education, Inc. (Diversified Consumer Services) (a)	8,000	240,760
Total Common Stocks (Cost $75,736,479)		113,707,495
Preferred Stocks 8.3%
Brazil 1.7%
Itau Unibanco Holding SA (Banks)	73,000	636,712
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels) 2.69%	156,000	1,546,202
		2,182,914
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Preferred Stocks (continued)
Republic of Korea 6.6%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	81,000	$ 8,645,024
Total Preferred Stocks (Cost $5,051,003)		10,827,938
Total Investments (Cost $80,787,482)	95.7%	124,535,433
Other Assets, Less Liabilities	4.3	5,584,950
Net Assets	100.0%	$ 130,120,383

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $258,257. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $270,351. (See Note 2(J))
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 113,707,495	$ —	$ —	$ 113,707,495
Preferred Stocks	10,827,938	—	—	10,827,938
Total Investments in Securities	$ 124,535,433	$ —	$ —	$ 124,535,433

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Candriam Emerging Markets Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$2,644,624	2.0%
Air Freight & Logistics	1,614,554	1.2
Automobile Components	304,577	0.2
Automobiles	594,004	0.5
Banks	19,024,784	14.6
Beverages	597,547	0.5
Broadline Retail	4,217,538	3.2
Capital Markets	3,134,182	2.4
Chemicals	2,998,917	2.3
Construction & Engineering	737,513	0.6
Consumer Finance	791,879	0.6
Consumer Staples Distribution & Retail	469,655	0.4
Diversified Consumer Services	240,760	0.2
Electric Utilities	828,700	0.6
Electrical Equipment	5,723,712	4.4
Electronic Equipment, Instruments & Components	11,405,607	8.8
Financial Services	583,250	0.4
Ground Transportation	760,253	0.6
Health Care Providers & Services	600,817	0.5
Hotels, Restaurants & Leisure	595,212	0.5
Household Durables	303,599	0.2
Industrial Conglomerates	1,602,940	1.2
Insurance	2,128,761	1.6
Interactive Media & Services	4,180,785	3.2
Machinery	2,092,257	1.6
Metals & Mining	3,323,692	2.6
Oil, Gas & Consumable Fuels	7,806,835	6.0
Personal Care Products	1,144,822	0.9
Semiconductors & Semiconductor Equipment	28,867,776	22.2
Specialty Retail	613,686	0.5
Technology Hardware, Storage & Peripherals	11,858,170	9.1
Water Utilities	1,104,598	0.8
Wireless Telecommunication Services	1,639,427	1.3
	124,535,433	95.7
Other Assets, Less Liabilities	5,584,950	4.3
Net Assets	$130,120,383	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $80,787,482) including securities on loan of $258,257	$124,535,433
Cash	4,891,192
Cash denominated in foreign currencies (identified cost $1,722,253)	1,721,392
Receivables:
Investment securities sold	1,478,233
Dividends	113,234
Fund shares sold	64,249
Securities lending	638
Other assets	61,387
Total assets	132,865,758
Liabilities
Payables:
Investment securities purchased	2,188,979
Foreign capital gains tax (See Note 2)	404,190
Manager (See Note 3)	61,574
Custodian	49,016
Professional fees	19,094
Shareholder communication	9,717
Fund shares redeemed	7,615
Transfer agent (See Note 3)	3,226
Distribution/Service fees (See Note 3)	911
Trustees	121
Accrued expenses	932
Total liabilities	2,745,375
Net assets	$130,120,383
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$8,086
Additional paid-in-capital	75,580,801
75,588,887
Total distributable earnings (loss)	54,531,496
Net assets	$130,120,383
Class A
Net assets applicable to outstanding shares	$4,025,178
Shares of beneficial interest outstanding	250,834
Net asset value per share outstanding	$16.05
Maximum sales charge (5.50% of offering price)	0.93
Maximum offering price per share outstanding	$16.98
Investor Class
Net assets applicable to outstanding shares	$398,219
Shares of beneficial interest outstanding	24,860
Net asset value per share outstanding	$16.02
Maximum sales charge (5.00% of offering price)	0.84
Maximum offering price per share outstanding	$16.86
Class C
Net assets applicable to outstanding shares	$59,286
Shares of beneficial interest outstanding	3,801
Net asset value and offering price per share outstanding	$15.60
Class I
Net assets applicable to outstanding shares	$13,081,937
Shares of beneficial interest outstanding	807,264
Net asset value and offering price per share outstanding	$16.21
Class R6
Net assets applicable to outstanding shares	$112,555,763
Shares of beneficial interest outstanding	6,999,127
Net asset value and offering price per share outstanding	$16.08

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Candriam Emerging Markets Equity Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends (net of foreign tax withholding of $100,420)	$686,473
Securities lending, net	4,294
Total income	690,767
Expenses
Manager (See Note 3)	574,711
Custodian	81,848
Professional fees	65,912
Registration	38,066
Transfer agent (See Note 3)	15,015
Shareholder communication	11,558
Distribution/Service—Class A (See Note 3)	3,527
Distribution/Service—Investor Class (See Note 3)	369
Distribution/Service—Class C (See Note 3)	244
Trustees	1,708
Miscellaneous	6,241
Total expenses before waiver/reimbursement	799,199
Expense waiver/reimbursement from Manager (See Note 3)	(210,414)
Net expenses	588,785
Net investment income (loss)	101,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	14,069,527
Foreign currency transactions	(246,310)
Net realized gain (loss)	13,823,217
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	10,314,672
Translation of other assets and liabilities in foreign currencies	69,543
Net change in unrealized appreciation (depreciation)	10,384,215
Net realized and unrealized gain (loss)	24,207,432
Net increase (decrease) in net assets resulting from operations	$24,309,414

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(48,891).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $57,572.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$101,982	$562,498
Net realized gain (loss)	13,823,217	18,724,380
Net change in unrealized appreciation (depreciation)	10,384,215	11,981,830
Net increase (decrease) in net assets resulting from operations	24,309,414	31,268,708
Distributions to shareholders:
Class A	(82,155)	(5,259)
Investor Class	(12,477)	(296)
Class C	(2,026)	—
Class I	(511,182)	(48,519)
Class R6	(5,331,638)	(731,050)
Total distributions to shareholders	(5,939,478)	(785,124)
Capital share transactions:
Net proceeds from sales of shares	20,085,801	15,779,277
Net asset value of shares issued to shareholders in reinvestment of distributions	5,158,133	635,587
Cost of shares redeemed	(31,598,387)	(51,747,835)
Increase (decrease) in net assets derived from capital share transactions	(6,354,453)	(35,332,971)
Net increase (decrease) in net assets	12,015,483	(4,849,387)
Net Assets
Beginning of period	118,104,900	122,954,287
End of period	$130,120,383	$118,104,900
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Candriam Emerging Markets Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.82	$10.52	$8.39	$8.24	$12.73	$10.66
Net investment income (loss) (a)	(0.02)	0.02	0.05	0.08	0.13	0.04
Net realized and unrealized gain (loss)	2.96	3.31	2.15	0.14	(4.56)	2.06
Total from investment operations	2.94	3.33	2.20	0.22	(4.43)	2.10
Less distributions:
From net investment income	(0.13)	(0.03)	(0.07)	(0.07)	(0.06)	(0.03)
From net realized gain on investments	(0.58)	—	—	—	—	—
Total distributions	(0.71)	(0.03)	(0.07)	(0.07)	(0.06)	(0.03)
Net asset value at end of period	$16.05	$13.82	$10.52	$8.39	$8.24	$12.73
Total investment return (b)	22.52%	31.85%	26.30%	2.60%	(34.95)%	19.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.29)%††	0.17%	0.49%	0.84%	1.25%	0.30%
Net expenses (c)	1.44%††	1.37%	1.35%	1.33%	1.44%	1.47%
Expenses (before waiver/reimbursement) (c)	1.79%††	1.74%	1.58%	1.55%	1.77%	1.75%
Portfolio turnover rate	74%	189%	101%	60%	105%	74%
Net assets at end of period (in 000’s)	$4,025	$2,361	$2,067	$1,910	$2,144	$2,921

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.79	$10.49	$8.36	$8.22	$12.70	$10.65
Net investment income (loss) (a)	(0.02)	0.00‡	0.03	0.06	0.12	0.02
Net realized and unrealized gain (loss)	2.95	3.31	2.16	0.13	(4.55)	2.05
Total from investment operations	2.93	3.31	2.19	0.19	(4.43)	2.07
Less distributions:
From net investment income	(0.12)	(0.01)	(0.06)	(0.05)	(0.05)	(0.02)
From net realized gain on investments	(0.58)	—	—	—	—	—
Total distributions	(0.70)	(0.01)	(0.06)	(0.05)	(0.05)	(0.02)
Net asset value at end of period	$16.02	$13.79	$10.49	$8.36	$8.22	$12.70
Total investment return (b)	22.46%	31.64%	26.27%	2.33%	(34.99)%	19.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.25)%††	0.03%	0.34%	0.68%	1.09%	0.15%
Net expenses (c)	1.45%††	1.48%	1.48%	1.50%	1.57%	1.52%
Expenses (before waiver/reimbursement) (c)	1.80%††	1.85%	1.71%	1.72%	1.88%	1.81%
Portfolio turnover rate	74%	189%	101%	60%	105%	74%
Net assets at end of period (in 000's)	$398	$220	$212	$198	$256	$507

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Candriam Emerging Markets Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.39	$10.25	$8.18	$8.05	$12.48	$10.52
Net investment income (loss) (a)	(0.07)	(0.07)	(0.04)	(0.02)	0.04	(0.08)
Net realized and unrealized gain (loss)	2.88	3.21	2.11	0.15	(4.47)	2.04
Total from investment operations	2.81	3.14	2.07	0.13	(4.43)	1.96
Less distributions:
From net investment income	(0.02)	—	—	—	—	—
From net realized gain on investments	(0.58)	—	—	—	—	—
Total distributions	(0.60)	—	—	—	—	—
Net asset value at end of period	$15.60	$13.39	$10.25	$8.18	$8.05	$12.48
Total investment return (b)	21.94%	30.63%	25.31%	1.61%	(35.50)%	18.63%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.99)%††	(0.67)%	(0.47)%	(0.18)%	0.36%	(0.63)%
Net expenses (d)	2.20%††	2.23%	2.23%	2.25%	2.31%	2.27%
Expenses (before waiver/reimbursement) (d)	2.55%††	2.60%	2.46%	2.48%	2.64%	2.57%
Portfolio turnover rate	74%	189%	101%	60%	105%	74%
Net assets at end of period (in 000’s)	$59	$38	$50	$71	$141	$212

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.99	$10.64	$8.48	$8.33	$12.85	$10.77
Net investment income (loss) (a)	0.01	0.07	0.07	0.12	0.16	0.05
Net realized and unrealized gain (loss)	2.98	3.34	2.20	0.12	(4.58)	2.11
Total from investment operations	2.99	3.41	2.27	0.24	(4.42)	2.16
Less distributions:
From net investment income	(0.19)	(0.06)	(0.11)	(0.09)	(0.10)	(0.08)
From net realized gain on investments	(0.58)	—	—	—	—	—
Total distributions	(0.77)	(0.06)	(0.11)	(0.09)	(0.10)	(0.08)
Net asset value at end of period	$16.21	$13.99	$10.64	$8.48	$8.33	$12.85
Total investment return (b)	22.74%	32.40%	26.82%	2.87%	(34.65)%	20.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.19%††	0.57%	0.68%	1.28%	1.65%	0.38%
Net expenses (c)	1.01%††	1.01%	1.01%	1.01%	1.06%	1.07%
Expenses (before waiver/reimbursement) (c)	1.53%††	1.50%	1.32%	1.29%	1.54%	1.52%
Portfolio turnover rate	74%	189%	101%	60%	105%	74%
Net assets at end of period (in 000’s)	$13,082	$15,996	$8,065	$20,401	$12,977	$4,532

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Candriam Emerging Markets Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$13.88	$10.56	$8.42	$8.28	$12.79	$10.71
Net investment income (loss) (a)	0.01	0.06	0.08	0.11	0.17	0.08
Net realized and unrealized gain (loss)	2.95	3.33	2.16	0.13	(4.57)	2.06
Total from investment operations	2.96	3.39	2.24	0.24	(4.40)	2.14
Less distributions:
From net investment income	(0.18)	(0.07)	(0.10)	(0.10)	(0.11)	(0.06)
From net realized gain on investments	(0.58)	—	—	—	—	—
Total distributions	(0.76)	(0.07)	(0.10)	(0.10)	(0.11)	(0.06)
Net asset value at end of period	$16.08	$13.88	$10.56	$8.42	$8.28	$12.79
Total investment return (b)	22.67%	32.36%	26.84%	2.82%	(34.65)%	20.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.19%††	0.51%	0.83%	1.24%	1.63%	0.58%
Net expenses (c)	1.01%††	1.01%	1.01%	1.01%	1.06%	1.07%
Expenses (before waiver/reimbursement) (c)	1.36%††	1.38%	1.25%	1.23%	1.40%	1.32%
Portfolio turnover rate	74%	189%	101%	60%	105%	74%
Net assets at end of period (in 000’s)	$112,556	$99,490	$112,560	$126,160	$93,598	$83,916

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Candriam Emerging Markets Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	November 15, 2017
Investor Class	November 15, 2017
Class C	November 15, 2017
Class I	November 15, 2017
Class R6	November 15, 2017
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

16	NYLI Candriam Emerging Markets Equity Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair
17

Notes to Financial Statements (Unaudited) (continued)
valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further

18	NYLI Candriam Emerging Markets Equity Fund

discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Fund may invest in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. For example, the Fund's portfolio has
19

Notes to Financial Statements (Unaudited) (continued)
significant investments in the Asia-Pacific region. The development and stability of the Asia-Pacific region can be adversely affected by, among other regional and global developments, trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asia-Pacific countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles and less liquid markets than developed countries.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Candriam (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Candriam, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 1.00% up to $1 billion and 0.975% in excess of $1 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 1.00% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating
Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class A and Class I shares do not exceed 1.50% and 1.01%, respectively, of the Fund's average daily net assets. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class and Class C shares. In addition, New York Life Investment Management has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares do not exceed those of Class I. These agreements will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $574,711 and waived fees and/or reimbursed expenses in the amount of $210,414 and paid the Subadvisor fees in the amount of $182,149.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

20	NYLI Candriam Emerging Markets Equity Fund

(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $108 and $51, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$2,533	$—
Investor Class	288	—
Class C	48	—
Class I	10,136	—
Class R6	2,010	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$50,173	0.4%
Class R6	50,111	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$83,383,452	$42,649,143	$(1,497,162)	$41,151,981
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$785,124
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended
21

Notes to Financial Statements (Unaudited) (continued)
April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $84,638 and $101,133, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	499,324	$7,171,545
Shares issued to shareholders in reinvestment of distributions	6,301	80,847
Shares redeemed	(436,525)	(6,142,150)
Net increase (decrease) in shares outstanding before conversion	69,100	1,110,242
Shares converted into Class A (See Note 1)	10,910	156,777
Net increase (decrease)	80,010	$1,267,019
Year ended October 31, 2025:
Shares sold	328,891	$3,984,709
Shares issued to shareholders in reinvestment of distributions	496	5,216
Shares redeemed	(362,355)	(4,355,737)
Net increase (decrease) in shares outstanding before conversion	(32,968)	(365,812)
Shares converted into Class A (See Note 1)	7,269	88,886
Net increase (decrease)	(25,699)	$(276,926)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	21,477	$311,701
Shares issued to shareholders in reinvestment of distributions	974	12,477
Shares redeemed	(2,753)	(38,673)
Net increase (decrease) in shares outstanding before conversion	19,698	285,505
Shares converted into Investor Class (See Note 1)	87	1,205
Shares converted from Investor Class (See Note 1)	(10,849)	(155,651)
Net increase (decrease)	8,936	$131,059
Year ended October 31, 2025:
Shares sold	2,801	$33,158
Shares issued to shareholders in reinvestment of distributions	28	296
Shares redeemed	(1,891)	(19,717)
Net increase (decrease) in shares outstanding before conversion	938	13,737
Shares converted into Investor Class (See Note 1)	2,011	23,211
Shares converted from Investor Class (See Note 1)	(7,287)	(88,886)
Net increase (decrease)	(4,338)	$(51,938)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,230	$17,258
Shares issued to shareholders in reinvestment of distributions	162	2,026
Shares redeemed	(222)	(2,967)
Net increase (decrease) in shares outstanding before conversion	1,170	16,317
Shares converted from Class C (See Note 1)	(171)	(2,331)
Net increase (decrease)	999	$13,986
Year ended October 31, 2025:
Shares redeemed	(2)	$(17)
Net increase (decrease) in shares outstanding before conversion	(2)	(17)
Shares converted from Class C (See Note 1)	(2,066)	(23,211)
Net increase (decrease)	(2,068)	$(23,228)

22	NYLI Candriam Emerging Markets Equity Fund

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	632,130	$9,033,597
Shares issued to shareholders in reinvestment of distributions	38,357	496,337
Shares redeemed	(1,006,923)	(14,190,492)
Net increase (decrease)	(336,436)	$(4,660,558)
Year ended October 31, 2025:
Shares sold	661,784	$7,565,464
Shares issued to shareholders in reinvestment of distributions	3,999	42,352
Shares redeemed	(280,521)	(3,338,679)
Net increase (decrease) in shares outstanding before conversion	385,262	4,269,137
Shares converted into Class I (See Note 1)	60	755
Net increase (decrease)	385,322	$4,269,892

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	255,439	$3,551,700
Shares issued to shareholders in reinvestment of distributions	355,642	4,566,446
Shares redeemed	(782,117)	(11,224,105)
Net increase (decrease)	(171,036)	$(3,105,959)
Year ended October 31, 2025:
Shares sold	398,206	$4,195,946
Shares issued to shareholders in reinvestment of distributions	55,921	587,723
Shares redeemed	(3,941,688)	(44,033,685)
Net increase (decrease) in shares outstanding before conversion	(3,487,561)	(39,250,016)
Shares converted from Class R6 (See Note 1)	(60)	(755)
Net increase (decrease)	(3,487,621)	$(39,250,771)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
24

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

25

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
33

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
34

NYLI MacKay New York Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 95.3%
Long-Term Municipal Bonds 93.2%
Certificate of Participation/Lease 0.1%
Rensselaer City School District
Insured: AG State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 650,156
Insured: AG State Aid Withholding
4.00%, due 6/1/35	850,000	850,189
		1,500,345
Education 12.7%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	150,075
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	1,719,995
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,912,578
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,832,043
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,500,000	1,406,517
5.00%, due 10/1/43	2,000,000	1,928,968
5.00%, due 10/1/48	2,000,000	1,833,654
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,785,000	1,559,746
Series A
4.00%, due 11/1/45	4,800,000	3,809,116
Series A
4.00%, due 11/1/50	2,500,000	1,865,969
	Principal Amount	Value

Education (continued)
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	$ 1,500,000	$ 1,474,951
Series A
5.00%, due 8/1/52	3,995,000	3,802,616
Build NYC Resource Corp., Bold Charter School Project, Revenue Bonds (a)
5.625%, due 7/1/45	3,000,000	3,027,146
6.00%, due 7/1/60	5,335,000	5,366,594
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds (a)
Series A
4.00%, due 11/1/41	1,000,000	891,311
Series A
4.00%, due 11/1/51	600,000	472,362
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,120,354
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	600,000	603,708
Series A
5.00%, due 7/1/56	1,960,000	1,834,865
Series B
5.00%, due 7/1/62	2,000,000	1,845,867
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	1,150,000	1,153,590
Series A
5.50%, due 5/1/48	1,500,000	1,468,325
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,039,296
5.25%, due 7/1/52	5,845,000	5,928,573
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,275,672

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44 (b)(c)	$ 903,113	$ 722,490
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,625,000	1,630,421
Series A
5.00%, due 6/1/37	1,500,000	1,500,004
Series A
5.00%, due 6/1/47	3,100,000	2,890,149
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds (a)
Series A
4.00%, due 6/15/51	1,000,000	785,559
Series A
4.00%, due 6/15/56	1,840,000	1,389,477
Build NYC Resource Corp., Success Academy Charter Schools Project, Revenue Bonds
4.00%, due 9/1/40	1,700,000	1,669,810
4.00%, due 9/1/41	1,725,000	1,672,705
4.00%, due 9/1/42	1,175,000	1,128,186
4.00%, due 9/1/43	880,000	840,177
4.00%, due 9/1/44	1,025,000	971,427
Build NYC Resource Corp., Unity Preparatory Charter School of Brooklyn, Revenue Bonds
Series A
5.50%, due 6/15/63 (a)	1,375,000	1,346,731
Clinton County Capital Resource Corp., CVES BOCES Project, Revenue Bonds (a)
4.75%, due 7/1/43	3,000,000	3,084,890
5.00%, due 7/1/46	4,000,000	4,135,896
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,200,471
	Principal Amount	Value

Education (continued)
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/40	$ 1,100,000	$ 1,123,074
Series A
5.00%, due 7/1/45	3,500,000	3,520,884
Series A
5.00%, due 7/1/51	15,550,000	15,404,094
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
5.00%, due 7/1/48	6,000,000	6,102,257
Dutchess County Local Development Corp., Vassar College Project, Revenue Bonds
5.00%, due 7/1/45	1,200,000	1,243,769
Geneva Development Corp., Hobart & William Smith Colleges Project, Revenue Bonds
5.00%, due 2/1/56	3,250,000	3,269,930
5.25%, due 2/1/51	3,155,000	3,255,286
Hempstead Town Local Development Corp., Academy Charter School, Revenue Bonds
Series A
5.53%, due 2/1/40	1,100,000	1,092,826
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	884,725
5.00%, due 7/1/43	1,020,000	1,027,950
5.00%, due 7/1/48	600,000	596,852
Monroe County Industrial Development Corp., Eugenio Maria de Hostos Charter School, Revenue Bonds (a)
Series A
5.00%, due 7/1/44	1,320,000	1,290,805
Series A
5.00%, due 7/1/59	2,000,000	1,754,218
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,421,975

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Monroe County Industrial Development Corp., St. John Fisher University Project, Revenue Bonds
5.25%, due 6/1/49	$ 630,000	$ 662,292
5.25%, due 6/1/54	835,000	863,909
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	2,962,908
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
5.00%, due 7/1/43	600,000	548,570
Series A
5.00%, due 7/1/55	2,750,000	2,293,800
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	11,000,000	11,892,455
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,081
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,832,641
New York State Dormitory Authority, Iona University, Revenue Bonds
Insured: AG
5.50%, due 7/1/45	850,000	928,004
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	4,370,000	4,169,189
New York State Dormitory Authority, Rockefeller University (The), Revenue Bonds
Series A
5.00%, due 7/1/53	3,500,000	3,599,684
	Principal Amount	Value

Education (continued)
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: AG State Aid Withholding
5.00%, due 10/1/43	$ 500,000	$ 533,585
Series A, Insured: AG State Aid Withholding
5.25%, due 10/1/50	1,510,000	1,589,542
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	2,776,210
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
4.50%, due 12/1/50	4,220,000	4,226,720
5.50%, due 12/1/56	6,860,000	7,418,556
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,080,000	2,867,342
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	765,303
Saratoga County Capital Resource Corp., Skidmore College Project, Revenue Bonds
Series A
4.00%, due 7/1/50	1,985,000	1,759,299
Series A
5.00%, due 7/1/45	1,220,000	1,267,345
Saratoga County Capital Resource Corp., WSWHE BOCES Project, Revenue Bonds
4.75%, due 7/1/42	6,000,000	6,219,610
5.00%, due 7/1/47	3,900,000	4,101,015
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,030,076
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,670,000	2,418,592
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Education (continued)
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	$ 1,000,000	$ 979,252
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
Series A
5.00%, due 9/1/39	2,000,000	2,086,721
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	165,000	164,091
Series A
4.00%, due 10/15/30	355,000	352,478
Series A
5.00%, due 10/15/39	1,490,000	1,495,846
Series A
5.00%, due 10/15/49	2,275,000	2,091,546
Series A
5.00%, due 10/15/50	2,650,000	2,467,954
Series A
5.00%, due 10/15/54	1,895,000	1,698,657
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,185,333
		198,729,535
General 0.6%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	1,252,358	771,765
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,206,996
Metropolitan Transportation Authority, Dedicated Tax Fund, Special Tax
Series A
4.00%, due 11/15/51	4,000,000	3,594,477
		9,573,238
	Principal Amount	Value

General Obligation 5.6%
City of New York, Unlimited General Obligation
Series E-1
4.00%, due 4/1/45	$ 4,525,000	$ 4,317,387
Series B-1
5.25%, due 10/1/41	2,500,000	2,725,256
Series B-1
5.25%, due 10/1/43	3,000,000	3,235,841
Series E-1
5.25%, due 4/1/47	4,275,000	4,491,454
Series G-1
5.25%, due 2/1/53	2,500,000	2,614,813
City of Newburgh, Limited General Obligation
Series A, Insured: AG
3.50%, due 7/15/36	725,000	723,509
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/28	55,000	54,995
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	1,200,000	1,201,384
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	7,303,114	4,975,247
(zero coupon), due 11/1/51	8,900,550	6,174,756
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	980,859
Series A-1
4.00%, due 7/1/33	2,000,000	1,998,845
Series A-1
4.00%, due 7/1/35	5,029,180	4,987,832
Series A-1
4.00%, due 7/1/46	5,000,000	4,359,071
Series A-1
5.625%, due 7/1/27	1,170,000	1,191,794
County of Clinton, Limited General Obligation
Insured: AG
4.00%, due 6/1/38 (d)	1,500,000	1,499,986
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	1,972,043
3.25%, due 4/15/34	1,250,000	1,249,990

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
County of Orange, Public Improvement, Limited General Obligation
Series A
2.375%, due 6/15/29	$ 1,180,000	$ 1,144,486
County of Rockland, Various Purpose, Limited General Obligation
Insured: AG
4.00%, due 5/1/44	915,000	915,034
County of Suffolk, Limited General Obligation
Series A
3.00%, due 10/15/38	5,555,000	5,235,950
County of Suffolk, Public Improvement, Limited General Obligation
Series A, Insured: AG
3.25%, due 6/1/36	715,000	699,372
Series A, Insured: AG
3.25%, due 6/1/37	725,000	702,192
Gloversville Enlarged School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 10/15/31	2,410,000	2,157,545
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	957,738
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	979,997
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,017,028
Kings Park Central School District, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.50%, due 7/15/30	1,530,000	1,465,973
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AG State Aid Withholding
3.00%, due 5/1/33	400,000	394,663
South Country Central School District at Brookhaven, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 7/15/29	2,475,000	2,476,787
	Principal Amount	Value

General Obligation (continued)
Town of Hempstead, Limited General Obligation
2.125%, due 6/15/39	$ 3,715,000	$ 2,956,294
4.00%, due 5/1/45	5,240,000	5,254,243
Uniondale Union Free School District, Unlimited General Obligation
Insured: State Aid Withholding
2.00%, due 5/1/38	3,115,000	2,451,201
Insured: State Aid Withholding
2.00%, due 5/1/39	3,195,000	2,450,236
Insured: State Aid Withholding
2.00%, due 5/1/40	3,500,000	2,623,506
Insured: State Aid Withholding
2.00%, due 5/1/41	3,500,000	2,556,093
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/34	510,000	510,318
Insured: BAM
4.00%, due 4/1/35	530,000	530,297
Insured: BAM
4.00%, due 4/1/36	550,000	550,268
Insured: BAM
4.00%, due 4/1/37	570,000	570,244
		87,354,527
Hospital 9.8%
Albany Capital Resource Corp., Medical Center Hospital Project, Revenue Bonds
Series A
5.50%, due 5/1/55	10,000,000	10,627,230
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AG-CR
3.375%, due 10/1/40	7,990,000	7,591,508
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AG
3.00%, due 4/1/50	6,835,000	4,846,341
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
4.00%, due 7/1/49	1,300,000	1,135,157
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
Build NYC Resource Corp., Urban Resource Institute Project, Revenue Bonds
Series A
5.00%, due 12/1/41	$ 1,150,000	$ 1,246,023
Series A
5.375%, due 12/1/46	500,000	540,401
Series A
5.50%, due 12/1/51	1,000,000	1,055,154
Series A
5.50%, due 12/1/56	850,000	892,428
Genesee County Funding Corp. (The), Rochester Regional Health Energy, Revenue Bonds
Series A
5.50%, due 12/1/55	4,000,000	4,123,123
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/26	340,000	343,502
Series A
5.00%, due 12/1/27	400,000	411,179
Series A
5.00%, due 12/1/28	600,000	627,112
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,612,272
Series A
5.00%, due 11/1/37	1,500,000	1,493,717
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	2,500,000	2,497,293
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
Series A
5.00%, due 12/1/32	540,000	540,666
Series A
5.00%, due 12/1/42	1,225,000	1,225,416
	Principal Amount	Value

Hospital (continued)
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	$ 250,000	$ 250,650
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/31	1,000,000	998,962
5.00%, due 12/1/32	3,000,000	2,984,406
5.00%, due 12/1/36	1,500,000	1,447,253
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 9/1/50	4,235,000	3,529,061
5.25%, due 11/1/41	2,300,000	2,447,279
5.25%, due 11/1/42	2,400,000	2,535,926
5.25%, due 11/1/43	2,100,000	2,206,482
5.50%, due 11/1/47	1,500,000	1,557,467
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series A
5.00%, due 5/1/52	3,965,000	4,028,781
Series A
5.25%, due 5/1/54	10,000,000	10,351,078
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	2,375,000	1,788,421
Series A
4.00%, due 7/1/40	1,000,000	999,965
Series A
4.00%, due 7/1/50	3,005,000	2,658,557
Series A
4.00%, due 7/1/53	8,450,000	7,255,091
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	99,994
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.50%, due 7/1/50	3,490,000	3,764,934

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group, Revenue Bonds (continued)
Series A, Insured: AG
5.50%, due 7/1/55	$ 5,500,000	$ 5,870,000
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
Insured: AG
5.50%, due 10/1/54	18,995,000	20,083,774
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 12/1/44	11,560,000	8,807,697
Series A, Insured: AG
4.00%, due 12/1/49	7,940,000	7,118,543
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/30	200,000	200,534
Series A
5.00%, due 8/1/31	250,000	250,009
Series A
5.00%, due 8/1/32	255,000	254,058
Series A
5.125%, due 8/1/44	2,000,000	1,927,825
Series A
5.375%, due 8/1/54	4,500,000	4,171,952
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	250,289
Westchester County Local Development Corp., Westchester County Healthcare, Revenue Bonds
Insured: AG
6.50%, due 11/1/55	7,340,000	8,188,401
	Principal Amount	Value

Hospital (continued)
Westchester County Local Development Corp., Westchester Medical Centre, Revenue Bonds
Insured: AG
5.75%, due 11/1/48	$ 6,200,000	$ 6,685,022
		154,520,933
Housing 0.2%
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AG
3.25%, due 7/1/27	935,000	935,348
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	1,500,000	1,546,093
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/31	320,000	322,584
5.00%, due 6/1/37	1,000,000	1,003,463
		3,807,488
Other Revenue 43.4%
Albany County Capital Resource Corp., Albany Convention Center Authority Project, Revenue Bonds
5.00%, due 3/1/50	2,250,000	2,279,008
5.00%, due 3/1/57	6,605,000	6,633,354
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 11/1/44	10,635,000	10,647,476
Series A
5.00%, due 11/1/53	22,500,000	23,382,905
5.25%, due 11/1/55	15,000,000	15,993,902
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	3,000,756
5.25%, due 11/1/36	1,130,000	1,137,713
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,571,781
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds (continued)
4.00%, due 7/1/36	$ 2,300,000	$ 2,268,598
4.00%, due 7/1/47	1,320,000	1,140,386
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AG
4.75%, due 12/15/32	2,000,000	2,000,581
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	950,000	900,872
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	517,565
5.625%, due 5/15/43	2,300,000	2,333,323
Commonwealth of Puerto Rico
(zero coupon), due 11/1/51	5,226,620	2,776,642
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AG
3.25%, due 9/1/39	550,000	512,543
Insured: AG
3.25%, due 9/1/40	570,000	525,130
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,815,638
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	11,880,243	11,657,272
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	4,000,000	4,030,772
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	3,250,000	3,272,736
Series A
5.00%, due 2/15/30	1,600,000	1,628,950
	Principal Amount	Value

Other Revenue (continued)
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds (continued)
Series A, Insured: BAM
5.00%, due 2/15/42	$ 7,500,000	$ 7,598,456
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	871,671
Series A
5.25%, due 7/1/56	1,745,000	1,441,718
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (e)	5,000,000	4,935,051
Series E
5.00%, due 9/1/48	6,000,000	6,267,692
Long Island Power Authority, Electric System, Revenue Bonds
Series B
5.00%, due 9/1/35	2,500,000	2,515,376
5.00%, due 9/1/38	1,000,000	1,039,991
Series B
5.00%, due 9/1/45	2,000,000	2,001,123
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	340,000	341,126
Series A
5.00%, due 10/1/30	3,140,000	3,239,010
Series A
5.00%, due 10/1/32	3,140,000	3,268,069
Series A
5.00%, due 10/1/39	11,915,000	12,215,829
Metropolitan Transportation Authority, Revenue Bonds
Series B-2
5.00%, due 11/15/48	5,000,000	5,226,369
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,023,781
Series B-1
5.00%, due 11/15/36	3,355,000	3,386,296

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	$ 1,630,000	$ 1,456,947
Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	557,662
New York City Housing Development Corp., Revenue Bonds
Series C-1, Insured: HUD Sector 8
4.50%, due 8/1/54	5,730,000	5,614,327
Series F-1-A
4.55%, due 11/1/54	4,765,000	4,705,926
Series A-1
4.75%, due 11/1/50	3,700,000	3,716,083
Series A-1
4.80%, due 11/1/55	3,000,000	3,009,572
New York City Housing Development Corp., 8 Spruce Street, Revenue Bonds
Class D
4.00%, due 12/15/31	2,000,000	2,025,083
Class E
4.375%, due 12/15/31	3,100,000	3,155,260
Class F
5.25%, due 12/15/31	15,200,000	15,663,460
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	879,097
Series G
3.85%, due 11/1/45	595,000	549,372
Series I-1-A
4.05%, due 11/1/41	1,000,000	999,955
Series F-1, Insured: FHA 542(c)
4.30%, due 11/1/37	1,500,000	1,530,843
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AG
3.00%, due 1/1/37	1,000,000	932,629
	Principal Amount	Value

Other Revenue (continued)
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds (continued)
Series A, Insured: AG
3.00%, due 1/1/39	$ 6,955,000	$ 6,301,532
Series A, Insured: AG
3.00%, due 1/1/40	8,315,000	7,426,840
Series A, Insured: AG
3.00%, due 1/1/46	10,000,000	7,851,978
New York City Industrial Development Agency, TrIPs Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	830,000	830,547
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AG
(zero coupon), due 3/1/40	380,000	209,086
Series A, Insured: AG
(zero coupon), due 3/1/44	1,065,000	462,794
Series A, Insured: AG
(zero coupon), due 3/1/45	200,000	81,583
Series A, Insured: AG
(zero coupon), due 3/1/46	4,080,000	1,559,599
Series A, Insured: AG
(zero coupon), due 3/1/47	1,115,000	397,504
Series A, Insured: AG-CR
3.00%, due 3/1/49	10,980,000	8,164,937
New York City Transitional Finance Authority, Revenue Bonds
Series S-3A, Insured: State Aid Withholding
4.00%, due 7/15/38	5,770,000	5,802,982
Series C-1
4.00%, due 5/1/44	4,000,000	3,851,235
Series E-1
4.00%, due 2/1/46	5,440,000	5,096,112
Series F-1
5.00%, due 2/1/47	5,000,000	5,154,026
Series I-1
5.00%, due 5/1/50	7,000,000	7,216,514
Series F-1
5.00%, due 2/1/53	6,000,000	6,166,063
Series A-1
5.25%, due 5/1/47	5,000,000	5,358,186
Series C
5.25%, due 5/1/48	2,500,000	2,636,272
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York City Transitional Finance Authority, Revenue Bonds (continued)
Series A-1
5.25%, due 5/1/48	$ 4,000,000	$ 4,258,790
Series B
5.50%, due 5/1/47	2,830,000	3,056,535
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	6,018,953
Series S-1, Insured: State Aid Withholding
5.00%, due 7/15/43	5,000,000	5,174,120
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/43	5,625,000	6,216,330
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds
5.00%, due 11/15/40	7,120,000	7,124,664
5.00%, due 11/15/45	1,000,000	1,000,347
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	9,000,000	3,293,230
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,203,069
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	2,216,376
Series B, Insured: BAM
(zero coupon), due 11/15/55	1,825,000	418,336
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	865,135
Series A
5.00%, due 6/1/45	245,000	191,233
Series A
6.25%, due 6/1/41 (a)	4,500,000	4,424,738
	Principal Amount	Value

Other Revenue (continued)
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	$ 1,600,000	$ 743,864
New York Counties Tobacco Trust VI, Settlement Pass Through, Revenue Bonds
Series A-2B
5.00%, due 6/1/45	3,885,000	3,386,994
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (e)	12,170,000	12,538,910
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds
Class 1
5.00%, due 11/15/44 (a)	5,660,000	5,664,516
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
2.75%, due 11/15/41	3,515,000	2,795,013
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	1,250,000	1,042,535
Series A
3.125%, due 9/15/50	700,000	524,631
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	823,465
New York State Dormitory Authority, Revenue Bonds
Series A
4.00%, due 3/15/44	2,000,000	1,943,378
New York State Dormitory Authority, Master BOCES Lease Program, Revenue Bonds
5.00%, due 8/15/40	2,225,000	2,455,770
5.00%, due 8/15/41	3,250,000	3,565,909
5.00%, due 8/15/42	1,600,000	1,745,650
5.00%, due 8/15/43	1,550,000	1,680,603

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series A
5.00%, due 2/15/41	$ 2,050,000	$ 2,057,033
New York State Dormitory Authority, Rockland BOCES Issue, Revenue Bonds
4.25%, due 8/15/50	1,500,000	1,425,193
New York State Dormitory Authority, Shelter Island Public Library Society, Revenue Bonds
5.50%, due 10/1/49	1,755,000	1,932,605
5.50%, due 10/1/54	1,550,000	1,690,952
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	8,050,893
Series E
4.00%, due 3/15/45	2,000,000	1,916,394
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	2,500,000	2,516,133
Series C
4.00%, due 4/1/34	3,000,000	3,072,620
New York State Energy Research & Development Authority, Revolving Loan Fund, Revenue Bonds
Series A
6.096%, due 4/1/27	1,755,000	1,758,699
Series A
6.146%, due 4/1/28	1,350,000	1,352,024
Series A
6.205%, due 4/1/29	1,105,000	1,106,404
Series A
6.255%, due 4/1/30	1,050,000	1,051,731
Series A
6.308%, due 4/1/31	1,000,000	1,001,594
	Principal Amount	Value

Other Revenue (continued)
New York State Energy Research & Development Authority, Rochester Gas and Electric Corp. Project, Revenue Bonds
Series B
4.00%, due 5/15/32 (d)	$ 2,500,000	$ 2,529,066
New York State Housing Finance Agency, Revenue Bonds
Series G, Insured: SONYMA
2.60%, due 11/1/46	2,020,000	1,448,601
Series J-1, Insured: SONYMA HUD Sector 8
2.65%, due 11/1/46	3,935,000	2,852,686
Series B-1
4.60%, due 11/1/54	2,500,000	2,469,180
Series E-1, Insured: SONYMA HUD Sector 8
4.95%, due 11/1/58	1,410,000	1,411,289
New York State Housing Finance Agency, Affordable Housing, Revenue Bonds
Series C, Insured: FHA 542(c)
4.15%, due 5/1/47	10,000,000	9,576,696
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (e)	15,000,000	15,086,658
New York State Thruway Authority, Revenue Bonds
Series B
5.00%, due 3/15/59	11,395,000	11,718,830
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	2,885,000	2,834,177
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/37	4,000,000	4,075,074
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (d)	1,010,000	1,055,849
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (d)
4.00%, due 1/1/36	$ 3,000,000	$ 2,963,387
4.375%, due 10/1/45	17,125,000	16,463,326
5.00%, due 10/1/35	3,000,000	3,134,821
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (d)
4.00%, due 10/31/46	2,595,000	2,364,665
4.00%, due 4/30/53	4,510,000	3,922,327
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	488,826
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	15,921,000	5,703,502
Series A-1
(zero coupon), due 7/1/51	5,553,000	1,455,937
Series A-1
4.75%, due 7/1/53	7,536,000	7,208,183
Series A-2
4.784%, due 7/1/58	15,807,000	15,111,190
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
5.00%, due 7/1/58	6,189,000	6,031,827
Rockland County Economic Assistance Corp., Bon Secours Charity Health System, Inc., Revenue Bonds
Insured: AG
6.50%, due 11/1/55	5,615,000	6,250,514
7.25%, due 11/1/45	14,000,000	15,055,638
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,508,351
	Principal Amount	Value

Other Revenue (continued)
Schenectady County Capital Resource Corp., One Broadway Center Project, Revenue Bonds
Series A
5.00%, due 1/1/45	$ 1,000,000	$ 1,053,934
Series A
5.25%, due 1/1/50	1,000,000	1,047,988
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,624,905
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 223
2.00%, due 10/1/27	775,000	757,305
Series 239, Insured: SONYMA
2.60%, due 10/1/44	1,000,000	765,512
Series 221
3.50%, due 10/1/32 (d)	2,220,000	2,212,309
Series 190
3.80%, due 10/1/40	3,075,000	3,013,864
Series 264, Insured: SONYMA
4.60%, due 10/1/54	2,800,000	2,769,824
Series 273, Insured: SONYMA
4.70%, due 10/1/48	4,000,000	4,016,518
Series 273, Insured: SONYMA
6.00%, due 10/1/55	1,930,000	2,131,741
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	100,000	104,060
Series A
5.00%, due 12/1/34	165,000	170,406
Series A
5.00%, due 12/1/40	175,000	177,731
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	10,000,000	896,673
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	2,000,000	1,988,399

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Territory of Guam, Business Privilege Tax, Revenue Bonds (continued)
Series D
4.00%, due 11/15/39	$ 1,555,000	$ 1,442,255
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,025,807
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series A
5.00%, due 7/1/44	765,000	765,300
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 5/15/54	9,000,000	8,182,836
Series A-1
5.00%, due 5/15/49	4,750,000	4,952,741
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
5.00%, due 5/15/48	1,000,000	1,041,435
Series A-1
5.25%, due 5/15/59	13,465,000	13,999,438
Series A
5.50%, due 12/1/59	30,000,000	32,233,425
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C
5.25%, due 11/15/40	9,500,000	10,684,968
Series C
5.25%, due 11/15/42	4,000,000	4,462,277
Series C
5.25%, due 5/15/52	4,885,000	5,108,321
Series D-2
5.50%, due 5/15/52	5,000,000	5,312,450
TSASC, Inc., Revenue Bonds
Series B
5.00%, due 6/1/45	5,500,000	5,171,247
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	2,000,000	2,014,378
	Principal Amount	Value

Other Revenue (continued)
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds (continued)
Series B
5.00%, due 6/1/48	$ 12,840,000	$ 12,008,773
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	800,000	802,346
Series A
5.00%, due 10/1/32	900,000	898,742
Series A, Insured: AG-CR
5.00%, due 10/1/32	1,070,000	1,080,266
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,507,773
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	275,200
5.00%, due 7/1/28	270,000	278,438
5.00%, due 7/1/29	100,000	103,123
5.00%, due 7/1/34	200,000	205,587
Westchester County Local Development Corp., Sunrise of Tarrytown Project, Revenue Bonds, Senior Lien (a)
Series A
6.375%, due 12/1/55	1,660,000	1,696,642
Series A
6.50%, due 12/1/65	2,500,000	2,558,449
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	252,146
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,337,103
		679,922,071
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation 12.4%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	$ 835,000	$ 803,239
Series A
5.00%, due 12/15/43	1,750,000	1,802,981
Series A
5.00%, due 12/15/48	2,585,000	2,614,013
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	3,635,000	3,652,568
Build NYC Resource Corp., TrIPs Obligated Group, Revenue Bonds (d)
5.50%, due 7/1/44	1,265,000	1,365,137
5.50%, due 7/1/45	1,200,000	1,283,813
Metropolitan Transportation Authority, Revenue Bonds
Series B, Insured: BAM
5.00%, due 11/15/52	8,425,000	8,576,935
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C-2, Insured: BAM
(zero coupon), due 11/15/40	9,325,000	5,129,992
Series A-1, Insured: AG
4.00%, due 11/15/42	2,180,000	2,112,494
Series C, Insured: AG
4.00%, due 11/15/46	1,600,000	1,469,585
Series D
4.00%, due 11/15/48	300,000	270,646
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series A-2, Insured: AG
5.00%, due 11/15/44	9,000,000	9,213,210
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds
Series A
5.00%, due 11/15/51	525,000	522,434
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	6,218,586
Insured: AG-CR
4.00%, due 2/15/43	5,585,000	5,451,009
	Principal Amount	Value

Transportation (continued)
New York State Thruway Authority, Revenue Bonds
Series O
4.00%, due 1/1/39	$ 6,000,000	$ 6,041,005
Series B, Insured: AG
4.00%, due 1/1/45	4,450,000	4,216,408
Series P
5.25%, due 1/1/54	9,500,000	10,037,161
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	8,574,942
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds (d)
Series B, Insured: AG
(zero coupon), due 12/31/54 (f)	9,250,000	6,081,219
Series A, Insured: AG
5.25%, due 12/31/54	9,420,000	9,538,335
New York Transportation Development Corp., JFK International Air Terminal LLC, Revenue Bonds
5.00%, due 12/1/41 (d)	1,000,000	1,043,161
New York Transportation Development Corp., JFK International Airport, Revenue Bonds
Insured: BAM
5.375%, due 6/30/60 (d)	3,955,000	4,017,486
New York Transportation Development Corp., JFK Millennium Partners LLC, Revenue Bonds
Series A
5.50%, due 12/31/60 (d)	3,500,000	3,540,044
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds (d)
Insured: AG
5.00%, due 6/30/54	1,600,000	1,590,792
5.50%, due 6/30/54	17,050,000	17,211,290
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.25%, due 1/1/50 (d)	500,000	500,038

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (d)
Series A
4.00%, due 12/1/41	$ 1,300,000	$ 1,228,958
Series A
5.00%, due 12/1/29	1,750,000	1,850,891
5.00%, due 12/1/37	4,000,000	4,237,637
5.00%, due 12/1/42	1,000,000	1,037,830
6.00%, due 6/30/54	8,500,000	8,843,559
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (d)
Series A
5.00%, due 4/1/27	610,000	610,745
Series A
5.00%, due 4/1/29	325,000	325,383
Series A
5.00%, due 4/1/30	175,000	182,627
Series A
5.00%, due 4/1/32	400,000	415,882
Series A
5.00%, due 4/1/34	1,315,000	1,361,677
Series A
5.00%, due 4/1/35	400,000	413,209
Series A
5.00%, due 4/1/36	1,665,000	1,715,409
Series A
5.00%, due 4/1/38	375,000	384,568
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)(d)	1,970,000	1,834,846
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (d)	625,000	636,052
Series B
5.00%, due 7/1/37 (d)	235,000	238,777
Series A
5.00%, due 7/1/48	1,235,000	1,241,296
Port Authority of New York & New Jersey, Revenue Bonds (d)
Series 221
4.00%, due 7/15/37	1,900,000	1,894,986
	Principal Amount	Value

Transportation (continued)
Port Authority of New York & New Jersey, Revenue Bonds (d) (continued)
Series 214
4.00%, due 9/1/43	$ 3,000,000	$ 2,820,148
Series 223
4.00%, due 7/15/46	3,000,000	2,787,661
Series 231
5.50%, due 8/1/42	3,770,000	4,093,640
Syracuse Regional Airport Authority, Revenue Bonds (d)
5.00%, due 7/1/27	635,000	644,748
5.00%, due 7/1/31	1,000,000	1,070,205
5.00%, due 7/1/34	775,000	821,015
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series A-1
4.00%, due 11/15/54	10,000,000	8,951,089
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/54	5,000,000	4,475,544
Series B
5.00%, due 11/15/37	1,200,000	1,222,544
Series A-1
5.00%, due 11/15/48	10,000,000	10,495,680
Series A
5.50%, due 11/15/57	6,000,000	6,339,209
		195,054,338
Utilities 2.6%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,255,000	1,277,624
Series A
5.00%, due 10/1/40	3,600,000	3,635,796
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/50	3,500,000	3,208,679
Series A
4.00%, due 11/15/60	17,000,000	15,013,640
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utilities (continued)
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 11/15/47	$ 2,620,000	$ 2,489,823
Series A, Insured: AG
4.00%, due 11/15/52	8,175,000	7,454,832
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
3.148%, due 7/1/29	3,630,000	3,564,164
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	215,058
Series XX
5.25%, due 7/1/40 (b)(c)	5,630,000	3,976,188
		40,835,804
Water & Sewer 5.8%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,144,138
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	1,000,000	1,000,588
Series A
5.00%, due 1/1/50	9,975,000	10,130,828
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,815,369
5.00%, due 8/1/37	750,000	751,608
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series AA-1
5.25%, due 6/15/53	7,900,000	8,333,688
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series CC-1
5.25%, due 6/15/54	14,495,000	15,237,617
Series BB-1
5.25%, due 6/15/54	4,220,000	4,425,013
	Principal Amount	Value

Water & Sewer (continued)
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	$ 2,000,000	$ 1,939,410
Series DD-2
5.25%, due 6/15/47	6,435,000	6,858,194
Series AA-1
5.25%, due 6/15/52	6,665,000	7,010,112
New York State Environmental Facilities Corp., New York City Municipal Water Finance Authority Projects, Revenue Bonds
Series A
5.25%, due 6/15/53	7,125,000	7,597,210
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series B
5.25%, due 9/15/52	4,850,000	5,125,103
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/47	5,000,000	4,469,418
Series B
5.00%, due 7/1/37	545,000	564,949
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
5.00%, due 7/1/35	5,455,000	5,643,537
Series A
5.00%, due 7/1/47	2,500,000	2,485,682
Upper Mohawk Valley Regional Water Finance Authority, Revenue Bonds
Insured: BAM
4.25%, due 4/1/48	2,415,000	2,369,209
		90,901,673
Total Long-Term Municipal Bonds (Cost $1,457,039,941)		1,462,199,952

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay New York Muni Fund

	Principal Amount	Value
Short-Term Municipal Notes 2.1%
Education 0.5%
New York State Dormitory Authority, Columbia University, Revenue Bonds
Series A
3.30%, due 9/1/39 (g)	$ 7,070,000	$ 7,070,000
General 0.3%
Nuveen New York AMT-Free Quality Municipal Income Fund
3.54%, due 5/1/47 (a)(g)	5,400,000	5,400,000
Other Revenue 0.3%
Trust for Cultural Resources of The City of New York (The), The New York Botanical Garden, Revenue Bonds
Series A
3.04%, due 7/1/32 (g)	4,385,000	4,385,000
Transportation 1.0%
Metropolitan Transportation Authority, Revenue Bonds (g)
Series D-1
3.35%, due 11/1/35	10,400,000	10,400,000
Series G-1
3.45%, due 11/1/32	1,400,000	1,400,000
Triborough Bridge & Tunnel Authority, Revenue Bonds (g)
Series B-4A
3.35%, due 1/1/32	900,000	900,000
Series C
3.45%, due 1/1/32	2,955,000	2,955,000
		15,655,000
Total Short-Term Municipal Notes (Cost $32,510,000)		32,510,000
Total Municipal Bonds (Cost $1,489,549,941)		1,494,709,952

	Shares
Closed-End Funds 0.2%
New York 0.2%
BlackRock MuniYield New York Quality Fund, Inc.	236,840	2,356,558
	Shares	Value

New York (continued)
Nuveen New York AMT-Free Quality Municipal Income Fund	111,637	$ 1,180,003
Total Closed-End Funds (Cost $4,022,210)		3,536,561
Short-Term Investment 3.1%
Unaffiliated Investment Company 3.1%
Dreyfus Government Cash Management - Institutional Shares, 3.507% (h)	48,087,413	48,087,413
Total Short-Term Investment (Cost $48,087,413)		48,087,413
Total Investments (Cost $1,541,659,564)	98.6%	1,546,333,926
Other Assets, Less Liabilities	1.4	21,863,024
Net Assets	100.0%	$ 1,568,196,950

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Issue in default.
(c)	Issue in non-accrual status.
(d)	Interest on these securities is subject to alternative minimum tax.
(e)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(f)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(h)	Current yield as of April 30, 2026.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(155)	June 2026	$ (18,194,844)	$ (17,490,781)	$ 704,063

1.	As of April 30, 2026, cash in the amount of $573,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,462,199,952	$ —	$ 1,462,199,952
Short-Term Municipal Notes	—	32,510,000	—	32,510,000
Total Municipal Bonds	—	1,494,709,952	—	1,494,709,952
Closed-End Funds	3,536,561	—	—	3,536,561
Short-Term Investment
Unaffiliated Investment Company	48,087,413	—	—	48,087,413
Total Investments in Securities	51,623,974	1,494,709,952	—	1,546,333,926
Other Financial Instruments
Futures Contracts (b)	704,063	—	—	704,063
Total Investments in Securities and Other Financial Instruments	$ 52,328,037	$ 1,494,709,952	$ —	$ 1,547,037,989

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay New York Muni Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $1,541,659,564)	$1,546,333,926
Cash collateral on deposit at broker for futures contracts	573,500
Receivables:
Dividends and interest	22,482,898
Fund shares sold	2,647,602
Investment securities sold	375,469
Other assets	41,605
Total assets	1,572,455,000
Liabilities
Payables:
Fund shares redeemed	2,555,080
Manager (See Note 3)	565,107
Distribution/Service fees (See Note 3)	210,456
Transfer agent (See Note 3)	60,647
Variation margin on futures contracts	24,219
Custodian	18,613
Professional fees	16,502
Trustees	1,413
Distributions payable	806,013
Total liabilities	4,258,050
Net assets	$1,568,196,950
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$163,868
Additional paid-in-capital	1,714,926,291
1,715,090,159
Total distributable earnings (loss)	(146,893,209)
Net assets	$1,568,196,950
Class A
Net assets applicable to outstanding shares	$942,220,750
Shares of beneficial interest outstanding	98,465,796
Net asset value per share outstanding	$9.57
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.87
Investor Class
Net assets applicable to outstanding shares	$543,301
Shares of beneficial interest outstanding	56,751
Net asset value per share outstanding	$9.57
Maximum sales charge (2.50% of offering price)	0.25
Maximum offering price per share outstanding	$9.82
Class C
Net assets applicable to outstanding shares	$41,357,983
Shares of beneficial interest outstanding	4,321,606
Net asset value and offering price per share outstanding	$9.57
Class C2
Net assets applicable to outstanding shares	$2,604,141
Shares of beneficial interest outstanding	272,253
Net asset value and offering price per share outstanding	$9.57
Class I
Net assets applicable to outstanding shares	$561,757,427
Shares of beneficial interest outstanding	58,690,612
Net asset value and offering price per share outstanding	$9.57
Class R6
Net assets applicable to outstanding shares	$19,713,348
Shares of beneficial interest outstanding	2,060,738
Net asset value and offering price per share outstanding	$9.57

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$34,453,469
Dividends	139,616
Total income	34,593,085
Expenses
Manager (See Note 3)	3,322,594
Distribution/Service—Class A (See Note 3)	1,139,135
Distribution/Service—Investor Class (See Note 3)	518
Distribution/Service—Class C (See Note 3)	111,149
Distribution/Service—Class C2 (See Note 3)	8,557
Transfer agent (See Note 3)	182,174
Professional fees	97,460
Custodian	62,389
Shareholder communication	28,206
Trustees	21,957
Registration	16,983
Miscellaneous	25,975
Total expenses	5,017,097
Net investment income (loss)	29,575,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	96,741
Futures transactions	(662,940)
Net realized gain (loss)	(566,199)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(2,292,733)
Futures contracts	1,270,047
Net change in unrealized appreciation (depreciation)	(1,022,686)
Net realized and unrealized gain (loss)	(1,588,885)
Net increase (decrease) in net assets resulting from operations	$27,987,103
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay New York Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$29,575,988	$53,676,436
Net realized gain (loss)	(566,199)	(10,975,661)
Net change in unrealized appreciation (depreciation)	(1,022,686)	1,936,465
Net increase (decrease) in net assets resulting from operations	27,987,103	44,637,240
Distributions to shareholders:
Class A	(17,259,046)	(29,341,905)
Investor Class	(7,774)	(14,454)
Class C	(778,761)	(1,727,276)
Class C2	(44,186)	(74,113)
Class I	(10,628,970)	(17,387,837)
Class R6	(274,882)	(270,728)
	(28,993,619)	(48,816,313)
Distributions to shareholders from return of capital:
Class A	—	(3,271,876)
Investor Class	—	(1,612)
Class C	—	(192,606)
Class C2	—	(8,264)
Class I	—	(1,938,894)
Class R6	—	(30,188)
	—	(5,443,440)
Total distributions to shareholders	(28,993,619)	(54,259,753)
Capital share transactions:
Net proceeds from sales of shares	266,137,860	496,493,729
Net asset value of shares issued to shareholders in reinvestment of distributions	24,326,688	45,751,497
Cost of shares redeemed	(197,111,765)	(469,433,412)
Increase (decrease) in net assets derived from capital share transactions	93,352,783	72,811,814
Net increase (decrease) in net assets	92,346,267	63,189,301
Net Assets
Beginning of period	1,475,850,683	1,412,661,382
End of period	$1,568,196,950	$1,475,850,683
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.58	$9.63	$8.85	$8.89	$10.94	$10.63
Net investment income (loss) (a)	0.18	0.35	0.32	0.30	0.24	0.22
Net realized and unrealized gain (loss)	(0.01)	(0.05)	0.81	0.00‡	(2.00)	0.34
Total from investment operations	0.17	0.30	1.13	0.30	(1.76)	0.56
Less distributions:
From net investment income	(0.18)	(0.31)	(0.35)	(0.34)	(0.29)	(0.25)
Return of capital	—	(0.04)	—	—	—	—
Total distributions	(0.18)	(0.35)	(0.35)	(0.34)	(0.29)	(0.25)
Net asset value at end of period	$9.57	$9.58	$9.63	$8.85	$8.89	$10.94
Total investment return (b)	1.79%	3.26%	12.84%	3.18%	(16.36)%	5.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.87%††	3.69%	3.37%	3.22%	2.37%	2.02%
Net expenses (c)	0.75%††	0.75%(d)	0.75%	0.75%	0.75%	0.75%
Expenses (before waiver/reimbursement) (c)	0.75%††	0.75%	0.76%	0.76%	0.76%	0.76%
Portfolio turnover rate	3%(e)	42%(e)	16%(e)	69%	53%(e)	10%(e)
Net assets at end of period (in 000’s)	$942,221	$909,947	$857,582	$629,501	$690,832	$907,662

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay New York Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.58	$9.64	$8.85	$8.89	$10.94	$10.63
Net investment income (loss) (a)	0.18	0.35	0.32	0.30	0.24	0.22
Net realized and unrealized gain (loss)	(0.01)	(0.06)	0.82	0.00‡	(2.00)	0.34
Total from investment operations	0.17	0.29	1.14	0.30	(1.76)	0.56
Less distributions:
From net investment income	(0.18)	(0.31)	(0.35)	(0.34)	(0.29)	(0.25)
Return of capital	—	(0.04)	—	—	—	—
Total distributions	(0.18)	(0.35)	(0.35)	(0.34)	(0.29)	(0.25)
Net asset value at end of period	$9.57	$9.58	$9.64	$8.85	$8.89	$10.94
Total investment return (b)	1.77%	3.23%	12.81%	3.15%	(16.37)%	5.32%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.83%††	3.66%	3.35%	3.19%	2.37%	2.03%
Net expenses (c)	0.78%††	0.78%(d)	0.77%	0.77%	0.76%	0.76%
Expenses (before waiver/reimbursement) (c)	0.78%††	0.78%	0.78%	0.78%	0.77%	0.77%
Portfolio turnover rate	3%(e)	42%(e)	16%(e)	69%	53%(e)	10%(e)
Net assets at end of period (in 000's)	$543	$414	$461	$329	$301	$375

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.58	$9.63	$8.85	$8.89	$10.94	$10.63
Net investment income (loss) (a)	0.17	0.32	0.30	0.28	0.21	0.19
Net realized and unrealized gain (loss)	(0.01)	(0.04)	0.80	(0.01)	(2.00)	0.35
Total from investment operations	0.16	0.28	1.10	0.27	(1.79)	0.54
Less distributions:
From net investment income	(0.17)	(0.30)	(0.32)	(0.31)	(0.26)	(0.23)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.17)	(0.33)	(0.32)	(0.31)	(0.26)	(0.23)
Net asset value at end of period	$9.57	$9.58	$9.63	$8.85	$8.89	$10.94
Total investment return (b)	1.64%	2.97%	12.53%	2.89%	(16.58)%	5.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.58%††	3.40%	3.10%	2.94%	2.11%	1.77%
Net expenses (c)	1.03%††	1.03%(d)	1.02%	1.02%	1.01%	1.01%
Expenses (before waiver/reimbursement) (c)	1.03%††	1.03%	1.03%	1.03%	1.02%	1.02%
Portfolio turnover rate	3%(e)	42%(e)	16%(e)	69%	53%(e)	10%(e)
Net assets at end of period (in 000’s)	$41,358	$49,113	$62,222	$61,438	$73,022	$111,681

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay New York Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C2	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.57	$9.63	$8.85	$8.88	$10.94	$10.63
Net investment income (loss) (a)	0.16	0.31	0.28	0.26	0.20	0.17
Net realized and unrealized gain (loss)	0.00‡	(0.06)	0.81	0.01	(2.02)	0.35
Total from investment operations	0.16	0.25	1.09	0.27	(1.82)	0.52
Less distributions:
From net investment income	(0.16)	(0.28)	(0.31)	(0.30)	(0.24)	(0.21)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.16)	(0.31)	(0.31)	(0.30)	(0.24)	(0.21)
Net asset value at end of period	$9.57	$9.57	$9.63	$8.85	$8.88	$10.94
Total investment return (b)	1.68%	2.71%	12.36%	2.86%	(16.80)%	4.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.43%††	3.27%	2.95%	2.79%	1.96%	1.55%
Net expenses (c)	1.18%††	1.18%(d)	1.17%	1.17%	1.16%	1.15%
Expenses (before waiver/reimbursement) (c)	1.18%††	1.18%	1.18%	1.18%	1.17%	1.16%
Portfolio turnover rate	3%(e)	42%(e)	16%(e)	69%	53%(e)	10%(e)
Net assets at end of period (in 000’s)	$2,604	$2,584	$2,182	$1,476	$1,638	$1,861

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.58	$9.63	$8.85	$8.89	$10.94	$10.63
Net investment income (loss) (a)	0.19	0.37	0.35	0.33	0.26	0.25
Net realized and unrealized gain (loss)	(0.01)	(0.04)	0.80	(0.01)	(2.00)	0.34
Total from investment operations	0.18	0.33	1.15	0.32	(1.74)	0.59
Less distributions:
From net investment income	(0.19)	(0.34)	(0.37)	(0.36)	(0.31)	(0.28)
Return of capital	—	(0.04)	—	—	—	—
Total distributions	(0.19)	(0.38)	(0.37)	(0.36)	(0.31)	(0.28)
Net asset value at end of period	$9.57	$9.58	$9.63	$8.85	$8.89	$10.94
Total investment return (b)	1.91%	3.52%	13.12%	3.43%	(16.15)%	5.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.11%††	3.94%	3.62%	3.46%	2.63%	2.27%
Net expenses (c)	0.50%††	0.50%(d)	0.50%	0.50%	0.50%	0.50%
Expenses (before waiver/reimbursement) (c)	0.50%††	0.50%	0.51%	0.51%	0.51%	0.51%
Portfolio turnover rate	3%(e)	42%(e)	16%(e)	69%	53%(e)	10%(e)
Net assets at end of period (in 000’s)	$561,757	$508,880	$480,713	$334,748	$294,456	$353,955

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay New York Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.57	$9.63	$8.85	$8.89	$10.94	$10.63
Net investment income (loss) (a)	0.20	0.37	0.35	0.33	0.27	0.26
Net realized and unrealized gain (loss)	(0.01)	(0.05)	0.81	(0.01)	(2.01)	0.33
Total from investment operations	0.19	0.32	1.16	0.32	(1.74)	0.59
Less distributions:
From net investment income	(0.19)	(0.34)	(0.38)	(0.36)	(0.31)	(0.28)
Return of capital	—	(0.04)	—	—	—	—
Total distributions	(0.19)	(0.38)	(0.38)	(0.36)	(0.31)	(0.28)
Net asset value at end of period	$9.57	$9.57	$9.63	$8.85	$8.89	$10.94
Total investment return (b)	2.03%	3.43%	13.14%	3.45%	(16.14)%	5.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.12%††	3.93%	3.63%	3.51%	2.67%	2.34%
Net expenses (c)	0.48%††	0.48%	0.48%	0.48%	0.48%	0.47%
Expenses (before waiver/reimbursement) (c)	0.48%††	0.48%	0.48%	0.48%	0.48%	0.49%
Portfolio turnover rate	3%(d)	42%(d)	16%(d)	69%	53%(d)	10%(d)
Net assets at end of period (in 000’s)	$19,713	$4,912	$9,500	$2,624	$724	$806

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay New York Muni Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	May 14, 2012
Investor Class	May 14, 2012
Class C	May 14, 2012
Class C2	August 31, 2020
Class I	May 14, 2012
Class R6	November 1, 2019
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C and Class C2 shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and New York state and, in some cases, New York local income taxes.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

30	NYLI MacKay New York Muni Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in
31

Notes to Financial Statements (Unaudited) (continued)
consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not

32	NYLI MacKay New York Muni Fund

included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of April 30, 2026, that represent 6.3% of the Fund’s net assets, of which 8.3% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2026, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example,
33

Notes to Financial Statements (Unaudited) (continued)
labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$704,063
Total Fair Value	$704,063

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(662,940)
Total Net Realized Gain (Loss)	$(662,940)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$1,270,047
Total Net Change in Unrealized Appreciation (Depreciation)	$1,270,047

Average Notional Amount	Total
Futures Contracts Short	$(18,596,432)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.45% on assets up to $1 billion; 0.43% on assets from $1 billion to $3 billion; and 0.42% on assets over $3 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.44% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) of Class A shares do not exceed 0.75% of its average daily net assets. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class, Class C, Class C2 and Class I shares. New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) of Class R6 do not exceed those of Class I. These agreements will remain in effect until February 28, 2027, and shall renew automatically for

34	NYLI MacKay New York Muni Fund

one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $3,322,594 and paid the Subadvisor fees in the amount of $1,661,294.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $6,351 and $348, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $45,820 and $703, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM
Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$106,606	$—
Investor Class	119	—
Class C	12,790	—
Class C2	758	—
Class I	61,629	—
Class R6	272	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class C2	$26,129	1.0%
Class R6	27,945	0.1
35

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,543,366,682	$27,846,960	$(24,879,716)	$2,967,244
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $141,601,041, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$50,844	$90,757
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$3,153,142
Return of Capital	5,443,440
Exempt Interest Dividends	45,663,171
Total	$54,259,753
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $116,297 and $50,183, respectively.

36	NYLI MacKay New York Muni Fund

Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	13,587,698	$129,897,903
Shares issued to shareholders in reinvestment of distributions	1,594,206	15,244,742
Shares redeemed	(11,759,743)	(112,252,523)
Net increase (decrease) in shares outstanding before conversion	3,422,161	32,890,122
Shares converted into Class A (See Note 1)	11,862	112,929
Net increase (decrease)	3,434,023	$33,003,051
Year ended October 31, 2025:
Shares sold	27,057,861	$254,806,410
Shares issued to shareholders in reinvestment of distributions	3,064,283	28,869,419
Shares redeemed	(24,131,999)	(226,419,626)
Net increase (decrease) in shares outstanding before conversion	5,990,145	57,256,203
Shares converted into Class A (See Note 1)	800	7,454
Net increase (decrease)	5,990,945	$57,263,657

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	15,000	$143,971
Shares issued to shareholders in reinvestment of distributions	789	7,548
Shares redeemed	(752)	(7,167)
Net increase (decrease) in shares outstanding before conversion	15,037	144,352
Shares converted into Investor Class (See Note 1)	55	523
Shares converted from Investor Class (See Note 1)	(1,578)	(15,041)
Net increase (decrease)	13,514	$129,834
Year ended October 31, 2025:
Shares sold	2,005	$18,579
Shares issued to shareholders in reinvestment of distributions	1,652	15,571
Shares redeemed	(10,270)	(97,808)
Net increase (decrease) in shares outstanding before conversion	(6,613)	(63,658)
Shares converted into Investor Class (See Note 1)	2,620	25,258
Shares converted from Investor Class (See Note 1)	(638)	(5,875)
Net increase (decrease)	(4,631)	$(44,275)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	348,857	$3,337,523
Shares issued to shareholders in reinvestment of distributions	70,898	678,206
Shares redeemed	(1,216,662)	(11,602,911)
Net increase (decrease) in shares outstanding before conversion	(796,907)	(7,587,182)
Shares converted from Class C (See Note 1)	(10,337)	(98,411)
Net increase (decrease)	(807,244)	$(7,685,593)
Year ended October 31, 2025:
Shares sold	966,703	$9,167,963
Shares issued to shareholders in reinvestment of distributions	171,903	1,620,872
Shares redeemed	(2,466,835)	(23,246,773)
Net increase (decrease) in shares outstanding before conversion	(1,328,229)	(12,457,938)
Shares converted from Class C (See Note 1)	(2,785)	(26,837)
Net increase (decrease)	(1,331,014)	$(12,484,775)

Class C2	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	42,331	$406,722
Shares issued to shareholders in reinvestment of distributions	4,623	44,186
Shares redeemed	(44,663)	(427,630)
Net increase (decrease)	2,291	$23,278
Year ended October 31, 2025:
Shares sold	110,497	$1,052,420
Shares issued to shareholders in reinvestment of distributions	8,749	82,377
Shares redeemed	(75,960)	(719,532)
Net increase (decrease)	43,286	$415,265

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	12,244,743	$116,960,705
Shares issued to shareholders in reinvestment of distributions	862,523	8,250,676
Shares redeemed	(7,548,423)	(72,109,049)
Net increase (decrease)	5,558,843	$53,102,332
Year ended October 31, 2025:
Shares sold	24,249,789	$228,978,606
Shares issued to shareholders in reinvestment of distributions	1,578,435	14,878,804
Shares redeemed	(22,594,329)	(211,835,941)
Net increase (decrease)	3,233,895	$32,021,469

37

Notes to Financial Statements (Unaudited) (continued)
Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,611,687	$15,391,036
Shares issued to shareholders in reinvestment of distributions	10,600	101,330
Shares redeemed	(74,617)	(712,485)
Net increase (decrease)	1,547,670	$14,779,881
Year ended October 31, 2025:
Shares sold	263,293	$2,469,751
Shares issued to shareholders in reinvestment of distributions	30,147	284,454
Shares redeemed	(766,851)	(7,113,732)
Net increase (decrease)	(473,411)	$(4,359,527)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
38	NYLI MacKay New York Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
39

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

40

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
47

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
48

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
49

NYLI MacKay Short Term Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 94.6%
Long-Term Municipal Bonds 87.0%
Alabama 6.5%
Alabama Community College System, Coastal Alabama Community College, Revenue Bonds
Insured: BAM
4.00%, due 10/1/27	$ 500,000	$ 509,284
Alabama Housing Finance Authority, Providence Park Apartments Project, Revenue Bonds
Series E
3.15%, due 7/1/29 (a)	1,250,000	1,252,684
Alabama Special Care Facilities Financing Authority, Children's Hospital, Revenue Bonds
Series A
5.00%, due 6/1/30	6,000,000	6,501,991
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
3.74%, due 4/1/53	7,195,000	7,161,620
Series C-1
4.00%, due 10/1/52 (a)	1,445,000	1,451,853
Series B-1
4.00%, due 4/1/53 (a)	3,920,000	3,955,263
Series A
5.00%, due 12/1/29	1,500,000	1,566,335
Series E
5.00%, due 7/1/33	5,500,000	5,781,075
Series C-1
5.25%, due 2/1/53 (a)	1,960,000	2,054,132
Series D-1
5.50%, due 6/1/49 (a)	2,820,000	2,960,893
Series F
5.50%, due 11/1/53 (a)	10,000,000	10,458,276
Series D-2
6.00%, due 2/1/29	2,000,000	2,060,043
City of Decatur, Limited General Obligation
Series A
2.00%, due 10/1/26	1,900,000	1,887,966
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (a)	1,510,000	1,622,546
	Principal Amount	Value

Alabama (continued)
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series E
5.00%, due 10/1/30	$ 17,215,000	$ 18,405,966
Series C
5.00%, due 5/1/55 (a)	3,000,000	3,193,679
Series B
5.25%, due 3/1/55 (a)	2,500,000	2,587,945
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	1,870,000	1,934,318
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (a)	10,000,000	10,634,882
State of Alabama Docks Department, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/27 (b)	1,250,000	1,279,760
		87,260,511
Arizona 0.8%
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds
4.00%, due 6/1/49 (a)(b)	3,865,000	3,904,320
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien
5.00%, due 7/1/29 (b)	6,210,000	6,597,492
County of Pinal, Revenue Bonds
Insured: BAM
4.567%, due 8/1/30	350,000	354,018
		10,855,830
Arkansas 1.3%
Arkansas Development Finance Authority, United States Steel Corp. Project, Revenue Bonds
Series A
4.00%, due 9/1/46 (a)(b)(c)	17,000,000	16,972,576

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California 10.0%
Alameda Corridor Transportation Authority, Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/27	$ 4,500,000	$ 4,233,799
Anaheim Public Financing Authority, Convention Center Expansion, Revenue Bonds
Series A, Insured: AG
2.093%, due 7/1/27	1,135,000	1,109,210
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien
Series B
5.00%, due 7/1/31 (b)	3,250,000	3,543,920
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series F
5.00%, due 11/1/33	11,275,000	12,202,691
Series B-1
5.00%, due 7/1/53 (a)	7,000,000	7,306,417
Series B
5.00%, due 1/1/55 (a)	2,000,000	2,047,257
Series D
5.00%, due 2/1/55 (a)	3,000,000	3,234,311
Series C
5.25%, due 1/1/54 (a)	6,700,000	7,092,168
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (a)	5,500,000	5,502,041
California Infrastructure & Economic Development Bank, Los Angeles County Museum of Art Project, Revenue Bonds
3.25%, due 6/1/33	6,000,000	5,983,349
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series B
2.326%, due 10/1/27	1,590,000	1,550,449
California Municipal Finance Authority, The Winslow, Revenue Bonds
Series A
2.95%, due 1/1/56 (a)	7,000,000	6,999,293
	Principal Amount	Value

California (continued)
California Pollution Control Financing Authority, Republic Services, Inc., Revenue Bonds (a)(b)(c)
2.875%, due 7/1/43	$ 4,000,000	$ 3,993,832
Series A-1
2.95%, due 11/1/42	4,500,000	4,498,029
Series A-2
2.95%, due 11/1/42	1,750,000	1,749,234
California Public Finance Authority, Children's Hospital Los Angeles, Revenue Bonds
Series A, Insured: AG
5.40%, due 11/15/31	5,000,000	5,128,437
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series C
5.00%, due 11/1/28	2,390,000	2,536,233
California Statewide Communities Development Authority, Southern California Edison Co., Revenue Bonds
Series A
1.75%, due 9/1/29	11,500,000	10,792,526
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B, Insured: State Appropriations
2.246%, due 6/1/29	3,900,000	3,669,469
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.00%, due 8/1/26	3,000,000	3,018,069
Series B
5.00%, due 8/1/32	1,100,000	1,250,102
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series D
5.00%, due 7/1/27	655,000	673,387
Series A
5.00%, due 7/1/29	430,000	458,039
Series B
5.00%, due 7/1/30	1,550,000	1,675,445
Series C
5.00%, due 7/1/30	6,000,000	6,430,345

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series B
5.00%, due 7/1/29	$ 1,000,000	$ 1,065,207
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	1,500,000	1,570,996
Series B
5.00%, due 7/1/29	1,750,000	1,865,208
San Jose Evergreen Community College District, Unlimited General Obligation
Series B
4.925%, due 7/1/43	4,900,000	4,897,743
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	6,500,000	6,448,365
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1
5.00%, due 7/1/28	3,260,000	3,409,389
Series 1
5.00%, due 7/1/28	470,000	491,538
Southern California Public Power Authority, Windy Point/Windy Flats Project, Revenue Bonds
Series 1
5.00%, due 7/1/29	1,220,000	1,299,553
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/30	4,225,000	4,566,938
University of California, Revenue Bonds
Series BG
1.614%, due 5/15/30	2,395,000	2,173,308
		134,466,297
	Principal Amount	Value

Colorado 1.1%
Adams & Arapahoe Joint School District 28J, Aurora, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/26	$ 1,000,000	$ 1,017,132
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	5,000,000	4,962,895
Colorado Bridge Enterprise, Central 70 Project, Revenue Bonds
4.00%, due 6/30/27 (b)	4,475,000	4,495,575
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/27	600,000	612,716
Insured: BAM
5.00%, due 6/1/28	550,000	574,178
Insured: BAM
5.00%, due 6/1/29	775,000	822,715
Park Creek Metropolitan District, Westerly Creek District Service Area, Revenue Bonds, Senior Lien
Insured: AG
5.00%, due 12/1/28	1,000,000	1,055,883
Park Creek Metropolitan District, Westerly Creek District Service Area, Tax Allocation, Senior Lien
Insured: AG
5.00%, due 12/1/29	1,000,000	1,074,817
		14,615,911
District of Columbia 1.8%
District of Columbia, Gallery Place Project, Tax Allocation
5.00%, due 6/1/27	1,090,000	1,092,015
District of Columbia Housing Finance Agency, Hillsdale Flats Phase I Project, Revenue Bonds
Series B
3.15%, due 2/1/30 (a)	3,250,000	3,259,722
District of Columbia Housing Finance Agency, Wesley Hawaii LLC, Revenue Bonds
3.65%, due 7/1/28 (a)	2,620,000	2,639,914
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
District of Columbia (continued)
District of Columbia Housing Finance Agency, Belmont Crossing Phase II, Revenue Bonds
Series B
5.00%, due 3/1/29 (a)	$ 2,750,000	$ 2,837,522
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/27	2,160,000	2,221,716
Series A
5.00%, due 10/1/28	1,020,000	1,069,633
Series A
5.00%, due 10/1/28	1,250,000	1,310,825
Series A
5.00%, due 10/1/29	7,000,000	7,466,984
Series A
5.00%, due 10/1/29	1,735,000	1,850,745
		23,749,076
Florida 1.4%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida, Inc. Project, Revenue Bonds
Series B-2
3.75%, due 10/1/30	1,000,000	1,000,767
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Revenue Bonds
Series B
5.00%, due 8/15/65 (a)	3,500,000	3,795,954
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	2,000,000	2,130,071
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.25%, due 9/1/27	2,000,000	2,065,486
Greater Orlando Aviation Authority, Revenue Bonds
Series A
5.00%, due 10/1/26 (b)	4,225,000	4,260,215
	Principal Amount	Value

Florida (continued)
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (a)	$ 2,000,000	$ 2,020,516
Palm Beach County Housing Finance Authority, Calusa Pointe II, Revenue Bonds
Series B
2.90%, due 2/1/30 (a)	1,600,000	1,596,707
Village Community Development District No. 11, Special Assessment
4.125%, due 5/1/29	1,000,000	999,757
Village Community Development District No. 12, Special Assessment
3.25%, due 5/1/26	475,000	475,000
		18,344,473
Georgia 4.3%
Atlanta Urban Residential Finance Authority, Martin House, Revenue Bonds
3.20%, due 5/1/29 (a)	2,000,000	2,003,211
City of Atlanta, Department of Aviation, Revenue Bonds
Series B
5.00%, due 7/1/27 (b)	2,185,000	2,238,708
Decatur Housing Authority, Calvin Court Project, Revenue Bonds
3.60%, due 8/1/28 (a)	2,150,000	2,163,675
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project, Revenue Bonds (a)
Series 1
1.00%, due 7/1/49	1,590,000	1,578,782
Series 2
2.80%, due 12/1/41	1,750,000	1,715,703
Series 1
2.80%, due 6/1/42	8,250,000	8,088,316
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	13,000,000	13,686,815

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds (a)
Series A
4.00%, due 7/1/52	$ 7,490,000	$ 7,587,786
Series A
5.00%, due 5/1/54	2,205,000	2,363,172
Series B
5.00%, due 12/1/54	3,145,000	3,385,447
Series E
5.00%, due 5/1/55	11,945,000	12,651,463
		57,463,078
Guam 0.1%
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/29	1,000,000	1,043,820
Hawaii 0.5%
State of Hawaii, Unlimited General Obligation
Series GQ
4.357%, due 10/1/31	6,250,000	6,284,226
State of Hawaii, Airports System, Revenue Bonds
Series A
5.00%, due 7/1/28 (b)	1,000,000	1,043,893
		7,328,119
Idaho 0.1%
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.35%, due 7/1/28	1,055,000	1,062,143
Illinois 3.8%
Chicago Board of Education, School Reform, Unlimited General Obligation
Series B-1, Insured: AG-CR
(zero coupon), due 12/1/29	995,000	883,617
Chicago Board of Education, Unlimited General Obligation
Series C, Insured: AG
5.00%, due 12/1/27	1,000,000	1,028,572
	Principal Amount	Value

Illinois (continued)
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/30	$ 1,000,000	$ 1,035,643
Series A
5.879%, due 1/1/31	6,750,000	6,780,921
Series B, Insured: AG-CR
7.375%, due 1/1/33	1,228,000	1,354,200
City of Evanston, Unlimited General Obligation
2.00%, due 12/1/29	1,000,000	941,833
City of Rockford, Waterworks Sysytem, Unlimited General Obligation
Series B, Insured: BAM
4.00%, due 12/15/27	605,000	612,172
Illinois Housing Development Authority, Island Terrace 4% Preservation Associates LP, Revenue Bonds
2.80%, due 8/1/28 (a)	3,100,000	3,083,311
Illinois Housing Development Authority, Lakeside Tower, Revenue Bonds
Series B
3.15%, due 8/1/29 (a)	1,500,000	1,503,430
Kane & DeKalb Counties Community Unit School District No. 302, Kaneland, Unlimited General Obligation
Series B, Insured: AG
(zero coupon), due 2/1/29	2,200,000	1,994,525
La Salle & Bureau Counties Township High School District No. 120, LaSalle-Peru, Unlimited General Obligation
Insured: AG
5.00%, due 12/1/32	1,960,000	2,155,278
Monroe & St. Clair Counties Community Unit School District No. 5, Waterloo, Unlimited General Obligation
Insured: BAM
5.00%, due 4/15/29	1,105,000	1,168,249
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Peoria Tazewell Etc Counties Community College District No. 514, Unlimited General Obligation
Series B
6.25%, due 12/1/27	$ 2,665,000	$ 2,804,462
Series B
6.25%, due 12/1/28	2,000,000	2,169,002
Series B
6.25%, due 12/1/29	775,000	863,554
State of Illinois, Unlimited General Obligation
3.50%, due 6/1/31	1,700,000	1,699,952
Series A
5.00%, due 3/1/29	3,745,000	3,959,734
Series B
5.00%, due 10/1/29	800,000	854,109
Series C
5.00%, due 11/1/29	5,920,000	6,102,058
Series 1
6.63%, due 2/1/35	1,626,923	1,701,633
Village of Pingree Grove, Special Tax
Insured: BAM
3.10%, due 3/1/27	790,000	788,532
Insured: BAM
3.15%, due 3/1/28	2,175,000	2,172,275
Insured: BAM
3.25%, due 3/1/29	1,815,000	1,811,563
Insured: BAM
3.35%, due 3/1/30	2,500,000	2,489,919
Insured: BAM
3.50%, due 3/1/31	1,250,000	1,241,799
		51,200,343
Indiana 3.1%
Center Grove Community School Corp., Unlimited General Obligation
Insured: State Intercept
5.00%, due 7/1/26	550,000	551,411
Insured: State Intercept
5.00%, due 1/1/27	550,000	555,953
Indiana Finance Authority, Republic Services, Inc., Revenue Bonds
Series A
2.90%, due 5/1/28 (a)(b)	3,350,000	3,349,206
	Principal Amount	Value

Indiana (continued)
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series B
3.00%, due 11/1/30	$ 2,545,000	$ 2,488,261
Series C
3.00%, due 11/1/30	2,400,000	2,346,494
Series A
4.25%, due 11/1/30	4,645,000	4,781,024
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series D-1
5.00%, due 10/1/64 (a)	3,750,000	4,028,715
Indiana Housing & Community Development Authority, Single Family Mortgage, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
1.80%, due 7/1/32	300,000	262,101
Indiana Housing & Community Development Authority, Revenue Bonds (b)
Series B-2, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/27	1,135,000	1,137,861
Series B-2, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/28	1,000,000	1,007,836
Indiana Secondary Market for Education Loans, Inc., Revenue Bonds (b)
Series 1-A
5.00%, due 6/1/29	550,000	570,517
Series 1-A
5.00%, due 6/1/30	1,040,000	1,086,119
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds (b)
Series B-2
5.00%, due 1/1/28	3,050,000	3,151,372
Series B-2
5.00%, due 1/1/29	10,455,000	10,998,846
New Palestine Community Schools, Limited General Obligation
Insured: State Aid Intercept
5.00%, due 7/15/26	1,130,000	1,134,563

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
New Palestine Community Schools, Limited General Obligation (continued)
Insured: State Aid Intercept
5.00%, due 1/15/27	$ 590,000	$ 598,513
Richland-Bean Blossom 2000 School Building Corp., Revenue Bonds
Insured: State Aid Intercept
5.00%, due 7/15/27	1,015,000	1,037,756
Insured: State Aid Intercept
5.00%, due 1/15/28	1,060,000	1,097,329
Seymour Elementary School Building Corp., First Mortgage, Revenue Bonds
Insured: State Aid Intercept
5.00%, due 1/15/27	585,000	593,852
Westfield High School Building Corp., First Mortgage, Revenue Bonds
Series B, Insured: State Aid Intercept
5.00%, due 1/15/29	1,010,000	1,063,245
		41,840,974
Iowa 0.5%
Guthrie County Hospital, Revenue Bonds
Series A
4.50%, due 2/1/29	2,000,000	2,001,678
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/28	565,000	589,103
Series B
5.00%, due 12/1/30	1,000,000	1,062,504
Series B
5.00%, due 12/1/31	1,000,000	1,064,971
Kirkwood Community College, Unlimited General Obligation
3.00%, due 6/1/32	500,000	497,031
West Des Moines Community School District, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 5/1/31	2,000,000	1,828,406
		7,043,693
	Principal Amount	Value

Kansas 0.2%
City of Wichita, K-96 Greenwich STAR Bond Project, Revenue Bonds
Series A
3.20%, due 9/1/26 (c)(d)	$ 2,620,000	$ 2,620,103
Reno County Unified School District No. 309, Nickerson, Unlimited General Obligation
Insured: AG
5.00%, due 9/1/27	775,000	795,801
		3,415,904
Kentucky 0.6%
Kenton County Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Bonds
Series A
5.00%, due 1/1/29 (b)	1,125,000	1,183,520
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/27	4,245,000	4,250,909
Kentucky Higher Education Student Loan Corp., Revenue Bonds
Series A-2
5.255%, due 6/1/28	500,000	507,896
Series A-2
5.414%, due 6/1/29	1,610,000	1,651,779
		7,594,104
Louisiana 1.0%
Jefferson Sales Tax District, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/26	1,500,000	1,520,247
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series B
5.00%, due 5/15/30	4,000,000	4,292,056
Parish of Livingston, Revenue Bonds
Insured: AG
5.00%, due 10/1/30	6,990,000	7,624,750
		13,437,053
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Maine 0.1%
Finance Authority of Maine, Supplemental Education Loan Program, Revenue Bonds
Series A-1, Insured: AG
5.00%, due 12/1/28 (b)	$ 1,000,000	$ 1,030,842
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AG State Aid Withholding
5.00%, due 7/1/26	200,000	200,679
Series C, Insured: AG State Aid Withholding
5.00%, due 7/1/27	200,000	205,148
		1,436,669
Maryland 0.6%
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
5.00%, due 7/1/26	2,515,000	2,523,748
State of Maryland, Unlimited General Obligation, Second Series
Series A
5.00%, due 8/1/29	5,000,000	5,388,450
		7,912,198
Massachusetts 1.1%
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Revenue Bonds
Series N, Insured: AG
5.00%, due 7/1/30	2,425,000	2,638,146
Series N, Insured: AG
5.00%, due 7/1/31	4,825,000	5,326,829
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series A
5.52%, due 7/1/35	3,000,000	3,036,006
Massachusetts Housing Finance Agency, Revenue Bonds
Series 221
1.95%, due 12/1/33	1,000,000	855,952
	Principal Amount	Value

Massachusetts (continued)
Town of Sandwich, Limited General Obligation
2.00%, due 9/15/33	$ 835,000	$ 730,772
Town of Sutton, Unlimited General Obligation
2.05%, due 6/1/26	1,950,000	1,947,407
		14,535,112
Michigan 3.0%
City of Detroit, Water Sewage Disposal System, Revenue Bonds
Series D, Insured: AG
3.249%, due 7/1/32	13,500,000	13,466,824
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	3,000,000	3,080,916
Series MI-2
3.875%, due 12/1/44 (a)(c)	7,000,000	7,002,001
Series MI
3.94%, due 12/1/39	12,000,000	12,004,960
Michigan State Housing Development Authority, Revenue Bonds
Series A
3.30%, due 6/1/28	1,775,000	1,784,165
Series A
3.45%, due 12/1/29	1,490,000	1,507,495
Series A
3.60%, due 12/1/30	1,110,000	1,118,809
Walled Lake Consolidated School District, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/26	650,000	650,000
		40,615,170
Minnesota 3.1%
Cambridge-Isanti Independent School District No. 911, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.00%, due 2/1/33	770,000	670,377
City of Mankato, Unlimited General Obligation
Series A
2.125%, due 2/1/27	920,000	912,738

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Minnesota (continued)
City of Prior Lake, Unlimited General Obligation
Series A
2.50%, due 12/15/26	$ 1,000,000	$ 994,916
County of Washington, Limited General Obligation
Series A
2.00%, due 2/1/32	1,395,000	1,286,324
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	4,000,000	3,933,423
Series A
2.40%, due 2/1/29	1,955,000	1,916,501
County of Washington, Capital Improvement Plan, Unlimited General Obligation
Series A
2.10%, due 2/1/27	205,000	203,096
Duluth Independent School District No. 709, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/30	1,750,000	1,533,184
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/31	1,200,000	1,010,440
Fridley Independent School District No. 14, Unlimited General Obligation
Series A, Insured: SD CRED PROG
4.00%, due 9/30/26	4,750,000	4,763,116
Metropolitan Council, Unlimited General Obligation
Series C
2.50%, due 3/1/29	5,605,000	5,496,639
Minnesota Housing Finance Agency, Revenue Bonds
Series F, Insured: GNMA / FNMA / FHLMC
1.80%, due 1/1/32	1,645,000	1,454,998
Robbinsdale Independent School District No. 281, Unlimited General Obligation
Series C, Insured: SD CRED PROG
2.00%, due 2/1/28	3,725,000	3,633,573
	Principal Amount	Value

Minnesota (continued)
Shakopee Independent School District No. 720, Unlimited General Obligation
Series C, Insured: SD CRED PROG
(zero coupon), due 2/1/29	$ 5,155,000	$ 4,702,679
South Washington County Independent School District No. 833, School Building, Unlimited General Obligation
Series B, Insured: SD CRED PROG
3.00%, due 2/1/27	8,040,000	8,041,052
St. Cloud Independent School District No. 742, Unlimited General Obligation
Series A, Insured: SD CRED PROG
(zero coupon), due 2/1/30	630,000	559,736
		41,112,792
Mississippi 0.2%
Mississippi Development Bank, Revenue Bonds
5.00%, due 9/1/27	1,325,000	1,348,188
State of Mississippi, Unlimited General Obligation
Series C
4.053%, due 10/1/27	1,745,000	1,746,182
		3,094,370
Montana 0.6%
City of Forsyth, NorthWestern Corp., Revenue Bonds
3.875%, due 7/1/28	3,060,000	3,107,217
City of Forsyth, Avista Corp. Colstrip Project, Revenue Bonds
Series A
3.875%, due 10/1/32	2,300,000	2,351,699
Montana Board of Housing, Hidden Creek 4 Project, Revenue Bonds
3.05%, due 11/1/46 (a)	1,700,000	1,701,096
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/29	1,270,000	1,325,120
		8,485,132
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nevada 0.9%
Clark County School District, Limited General Obligation
Series A
5.00%, due 6/15/27	$ 6,295,000	$ 6,464,930
Las Vegas Convention & Visitors Authority, Convention Center Expansion and Renovation, Revenue Bonds
Series B
5.00%, due 7/1/31	5,665,000	6,257,062
		12,721,992
New Hampshire 0.7%
City of Manchester, Public Improvement, Unlimited General Obligation
Series A
2.00%, due 6/15/33	1,950,000	1,719,159
New Hampshire Business Finance Authority, New York State Electric & Gas Corp. Project, Revenue Bonds
Series A
4.00%, due 12/1/28 (b)	3,000,000	3,040,173
New Hampshire Housing Finance Authority, Revenue Bonds
Series 1, Insured: FHA 542(c)
2.80%, due 7/1/29	4,235,000	4,219,474
		8,978,806
New Jersey 5.0%
County of Middlesex, Unlimited General Obligation
2.00%, due 6/1/28	4,500,000	4,377,396
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series A
2.20%, due 10/1/39	3,500,000	3,320,875
Series B
3.75%, due 11/1/34	2,910,000	2,927,642
New Jersey Economic Development Authority, Liberty State Park Project, Revenue Bonds
Series A
4.125%, due 6/15/27	2,900,000	2,901,965
	Principal Amount	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b)
Series 1-B
5.00%, due 12/1/27	$ 3,500,000	$ 3,603,285
Series 1-B
5.00%, due 12/1/28	8,000,000	8,369,598
Series 1-B
5.00%, due 12/1/30	9,375,000	10,067,746
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
3.375%, due 4/1/29	245,000	246,442
Series M
3.45%, due 10/1/29	365,000	367,654
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	1,000,000	1,012,133
Series M
3.55%, due 4/1/30	390,000	393,315
Series M
3.60%, due 10/1/30	345,000	347,528
Series M
3.75%, due 4/1/31	765,000	776,169
Series M
3.75%, due 10/1/31	775,000	786,033
Series M
3.90%, due 4/1/32	1,835,000	1,866,627
Series M
3.95%, due 10/1/32	2,415,000	2,468,452
Series M
4.05%, due 4/1/33	540,000	549,182
Series M
4.10%, due 10/1/33	660,000	677,073
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: AMBAC
(zero coupon), due 12/15/28	1,000,000	926,456
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A-1
5.00%, due 6/15/27	11,000,000	11,029,559
Salem County Pollution Control Financing Authority, Atlantic City Electric Co. Project, Revenue Bonds
2.25%, due 6/1/29	3,460,000	3,321,571

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Jersey (continued)
State of New Jersey, Unlimited General Obligation
2.00%, due 6/1/30	$ 1,000,000	$ 944,943
State of New Jersey, COVID-19 General Obligation Emergency Bonds, Unlimited General Obligation
Series A
5.00%, due 6/1/26	5,000,000	5,009,256
Township of Piscataway, Unlimited General Obligation
3.00%, due 10/15/27	1,425,000	1,425,550
		67,716,450
New Mexico 0.1%
New Mexico Mortgage Finance Authority, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.45%, due 9/1/32	775,000	769,831
New York 9.1%
City of New York, Unlimited General Obligation
Series H
4.82%, due 2/1/29	2,100,000	2,133,647
Series F-1
5.00%, due 8/1/31	28,750,000	31,761,493
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AG
3.00%, due 8/1/26	3,500,000	3,500,767
Enlarged City School District of the City of Troy, Unlimited General Obligation
Insured: BAM
2.00%, due 6/1/33	1,170,000	1,015,924
New York City Housing Development Corp., Revenue Bonds
Series F-2
3.40%, due 11/1/64 (a)	1,000,000	1,003,924
New York City Housing Development Corp., 8 Spruce Street, Revenue Bonds
Class A
5.458%, due 12/15/31	12,525,000	12,728,392
	Principal Amount	Value

New York (continued)
New York City Transitional Finance Authority, Revenue Bonds
Series F-1
5.00%, due 2/1/28	$ 2,000,000	$ 2,084,864
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (a)	13,000,000	13,394,070
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A
1.70%, due 11/15/30	1,270,000	1,140,043
New York State Dormitory Authority, State of New York Personal Income Tax, Revenue Bonds
Series C
1.952%, due 3/15/29	4,525,000	4,266,350
New York State Dormitory Authority, Revenue Bonds
Series D
5.50%, due 3/15/30	106,658	108,249
New York State Energy Research & Development Authority, New York State Electric & Gas Corp., Revenue Bonds
Series D
3.50%, due 10/1/29	7,285,000	7,332,012
New York State Energy Research & Development Authority, Revenue Bonds
Series A
5.789%, due 4/1/27	4,000,000	4,008,202
Series A
5.822%, due 4/1/28	2,500,000	2,503,164
Series A
5.947%, due 4/1/29	1,000,000	1,002,182
New York State Housing Finance Agency, West 38TH Street LLC, Revenue Bonds
Series A, Insured: FHLMC
3.57%, due 5/1/42 (a)	10,000,000	10,057,772
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/26	5,000,000	5,056,142
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b) (continued)
Insured: AG-CR
5.00%, due 12/1/29	$ 4,000,000	$ 4,264,074
5.00%, due 12/1/30	2,000,000	2,139,868
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/29	700,000	758,843
Oppenheim-Ephratah-St. Johnsville Central School District, Unlimited General Obligation
Insured: AG State Aid Withholding
2.00%, due 6/15/33	785,000	673,482
Poland Central School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 6/15/33	805,000	697,082
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 223
2.20%, due 10/1/29	500,000	479,711
Town of Brookhaven, Limited General Obligation
Series B
2.00%, due 9/15/31	1,000,000	915,549
Trust for Cultural Resources of The City of New York (The), Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
5.00%, due 12/1/32	3,500,000	3,881,491
TSASC, Inc., Revenue Bonds
Series A
5.00%, due 6/1/26	3,095,000	3,100,172
West Athens Lime Street Fire District, Unlimited General Obligation
4.25%, due 9/3/26	2,250,000	2,255,661
		122,263,130
	Principal Amount	Value

North Carolina 2.2%
County of Wake, Unlimited General Obligation
Series C
5.00%, due 4/1/33	$ 4,575,000	$ 5,232,252
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.125%, due 12/1/27 (a)(b)	11,900,000	11,881,795
Greater Asheville Regional Airport Authority, Revenue Bonds (b)
Insured: AG
5.00%, due 7/1/28	1,000,000	1,042,821
Insured: AG
5.00%, due 7/1/29	1,165,000	1,235,880
Insured: AG
5.00%, due 7/1/30	1,100,000	1,184,547
Insured: AG
5.00%, due 7/1/31	1,845,000	2,007,260
North Carolina Medical Care Commission, Deerfield Episcopal Retirement Community Project, Revenue Bonds
Series B-3
3.45%, due 11/1/30	3,365,000	3,350,404
Series B-1
4.00%, due 11/1/31	2,000,000	1,986,852
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/28	750,000	779,226
Series A
5.50%, due 6/1/29	1,300,000	1,371,145
		30,072,182
North Dakota 0.1%
North Dakota Housing Finance Agency, Revenue Bonds
Series D
5.50%, due 7/1/31	1,015,000	1,116,596
Ohio 1.9%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	11,275,000	11,423,980

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Cleveland Municipal School District, Unlimited General Obligation
Insured: SD CRED PROG
5.00%, due 12/1/26	$ 1,300,000	$ 1,316,562
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/30 (b)	2,000,000	2,129,625
County of Fayette, Adena Health System Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 12/1/29	600,000	643,612
Insured: AG
5.25%, due 12/1/30	600,000	653,341
Insured: AG
5.25%, due 12/1/31	1,000,000	1,102,919
Ohio Higher Educational Facility Commission, Case Western Reserve University, Revenue Bonds
Series B
3.32%, due 12/1/42	3,995,000	3,979,384
State of Ohio, Unlimited General Obligation
Series U
5.00%, due 5/1/27	2,580,000	2,643,833
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AG
5.00%, due 12/31/28 (b)	1,275,000	1,276,993
		25,170,249
Oregon 1.8%
City of Redmond, Airport Expansion Projects, Limited General Obligation
Series A
5.00%, due 6/1/32 (b)	500,000	546,322
City of Salem, Unlimited General Obligation
3.00%, due 6/1/29	3,440,000	3,442,071
Clackamas County Service District No. 1, Revenue Bonds
2.00%, due 12/1/29	770,000	735,353
2.375%, due 12/1/31	3,000,000	2,850,795
	Principal Amount	Value

Oregon (continued)
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	$ 6,000,000	$ 6,003,447
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	1,655,000	1,599,863
Oregon School Boards Association, Limited General Obligation
Series B, Insured: NATL-RE State Intercept
5.55%, due 6/30/28	3,498,224	3,537,773
Port of Portland, Airport, Revenue Bonds
Series 30-A
5.00%, due 7/1/29 (b)	3,000,000	3,187,194
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series B
4.791%, due 5/1/31	1,145,000	1,182,256
Series B
4.891%, due 5/1/32	1,500,000	1,554,595
		24,639,669
Pennsylvania 3.4%
Armstrong School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/15/28	2,070,000	2,152,940
Commonwealth of Pennsylvania, Unlimited General Obligation, First Series
3.20%, due 3/1/29	5,000,000	5,022,199
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project, Revenue Bonds
0.95%, due 12/1/33 (a)	8,000,000	7,890,208
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series B
5.00%, due 6/15/31	$ 15,000,000	$ 16,352,392
Pennsylvania Higher Educational Facilities Authority, Indiana University, Revenue Bonds
Series A, Insured: AG
3.249%, due 7/1/27	945,000	941,030
Pennsylvania Turnpike Commission, Revenue Bonds, First Series
Series 1
5.00%, due 6/1/29	8,245,000	8,785,257
Philadelphia Housing Authority, PHADC Acquisition Program, Revenue Bonds
Series A
5.00%, due 3/1/28	4,000,000	4,155,365
		45,299,391
Puerto Rico 0.0% ‡
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	70,000	58,585
Rhode Island 0.3%
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.00%, due 12/1/29 (b)	1,000,000	1,055,573
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/30	1,750,000	1,865,487
Series B
5.00%, due 12/1/32	1,000,000	1,069,095
		3,990,155
Tennessee 1.8%
County of Campbell, Unlimited General Obligation
Insured: AG
2.00%, due 6/1/31	985,000	904,425
	Principal Amount	Value

Tennessee (continued)
County of Rutherford, Unlimited General Obligation
2.25%, due 4/1/28	$ 4,110,000	$ 4,031,115
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	981,358
Metropolitan Nashville Airport Authority (The), Revenue Bonds (b)
Series D
5.00%, due 7/1/27	750,000	767,217
Series D
5.00%, due 7/1/28	660,000	688,969
Series B
5.00%, due 7/1/29	1,630,000	1,729,171
Series D
5.00%, due 7/1/29	875,000	928,236
Series B
5.00%, due 7/1/30	2,375,000	2,557,544
Series D
5.00%, due 7/1/30	2,000,000	2,153,721
Series B
5.00%, due 7/1/31	2,000,000	2,176,887
Series B
5.00%, due 7/1/32	1,800,000	1,974,449
New Memphis Arena Public Building Authority, City of Memphis Project, Revenue Bonds
4.00%, due 4/1/27 (e)	1,000,000	1,008,337
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care, Revenue Bonds (a)
Series B
5.00%, due 9/1/44	2,000,000	2,130,036
Series B
5.00%, due 9/1/49	2,000,000	2,099,001
		24,130,466
Texas 5.5%
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/28	1,000,000	991,537
Capital Area Housing Finance Corp., Redwood Apartments, Revenue Bonds
3.20%, due 1/1/41 (a)	5,700,000	5,702,737

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Central Texas Regional Mobility Authority, Revenue Bonds
Series C
5.00%, due 1/1/27	$ 855,000	$ 855,710
City of Brownsville, Utilities System, Revenue Bonds
Insured: AG
5.00%, due 9/1/27	1,330,000	1,367,460
Insured: AG
5.00%, due 9/1/28	1,250,000	1,314,083
Insured: AG
5.00%, due 9/1/29	2,220,000	2,379,016
Insured: AG
5.00%, due 9/1/30	2,845,000	3,097,354
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.00%, due 8/1/26	625,000	626,872
Series A
5.00%, due 8/1/28	725,000	748,367
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
5.00%, due 11/15/26	2,000,000	2,024,802
Clifton Higher Education Finance Corp., YES Prep Public Schools, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 4/1/28	305,000	316,999
Insured: PSF-GTD
5.00%, due 4/1/29	500,000	528,986
Fort Bend County Municipal Utility District No. 134B, Unlimited General Obligation
Insured: AG
6.50%, due 3/1/27	390,000	401,075
Harris County Municipal Utility District No. 171, Unlimited General Obligation
Insured: BAM
7.00%, due 12/1/26	930,000	949,961
Insured: BAM
7.00%, due 12/1/27	800,000	848,909
	Principal Amount	Value

Texas (continued)
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Insured: BAM
2.00%, due 9/1/32	$ 1,300,000	$ 1,150,096
Insured: BAM
6.00%, due 9/1/26	980,000	989,664
Harris County Municipal Utility District No. 490, Unlimited General Obligation
Insured: BAM
6.50%, due 3/1/29	830,000	910,041
Insured: BAM
6.50%, due 3/1/30	870,000	979,604
Insured: AG
7.50%, due 9/1/29	1,170,000	1,268,017
Harris County Water Control & Improvement District No. 158, Unlimited General Obligation
Insured: BAM
7.00%, due 9/1/26	325,000	329,382
Las Varas Public Facility Corp., Central at Commerce, Revenue Bonds
Series A
3.35%, due 11/1/44 (a)	2,650,000	2,634,255
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/28	500,000	467,832
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	4,260,000	4,151,594
Matagorda County Navigation District No. 1, AEP Texas, Inc., Revenue Bonds
Series A, Insured: AMBAC
4.40%, due 5/1/30	4,000,000	4,159,007
Mckinney Municipal Utility District No. 2, Unlimited General Obligation
Insured: BAM
6.50%, due 9/1/31	2,300,000	2,528,140
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Midland County Fresh Water Supply District No. 1, Midland Projects, Revenue Bonds
Series A
(zero coupon), due 9/15/32	$ 500,000	$ 383,997
Montgomery County Municipal Utility District No. 138, Unlimited General Obligation
Insured: AG
6.375%, due 9/1/30	1,580,000	1,704,902
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/26	280,000	281,785
5.00%, due 11/1/27	345,000	352,216
5.00%, due 11/1/28	435,000	450,104
North East Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/28	545,000	563,384
Series A
5.00%, due 1/1/29	800,000	842,456
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System, Revenue Bonds
3.00%, due 6/1/33	1,930,000	1,903,708
Port of Corpus Christi Authority of Nueces County, Revenue Bonds
3.737%, due 12/1/26	3,000,000	2,995,297
State of Texas, Public Finance Authority, Unlimited General Obligation
2.326%, due 10/1/29	3,000,000	2,842,003
State of Texas, Unlimited General Obligation
5.00%, due 8/1/27 (b)	1,975,000	2,029,532
State of Texas, College Student Loan, Unlimited General Obligation
Series A
5.25%, due 8/1/28 (b)	2,360,000	2,478,507
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B, Insured: GNMA
3.65%, due 1/1/28	625,000	629,718
	Principal Amount	Value

Texas (continued)
Texas Department of Housing & Community Affairs, Revenue Bonds (continued)
Series B, Insured: GNMA
3.80%, due 1/1/29	$ 1,075,000	$ 1,088,700
Series B, Insured: GNMA
3.85%, due 7/1/29	995,000	1,010,055
Texas Municipal Gas Acquisition & Supply Corp., Revenue Bonds
5.00%, due 1/1/30	1,500,000	1,576,484
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.288%, due 9/15/27	7,690,000	7,698,258
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM
5.00%, due 5/1/26	500,000	500,000
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/28	500,000	510,802
5.00%, due 9/1/30	500,000	527,794
Williamson County Municipal Utility District No. 26, Unlimited General Obligation
Insured: BAM
6.50%, due 8/15/30	1,315,000	1,458,034
		73,549,236
U.S. Virgin Islands 1.1%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	15,430,000	15,481,121
Utah 0.8%
City of Salt Lake City, Airport, Revenue Bonds
Series A
5.00%, due 7/1/29 (b)	2,000,000	2,082,741
County of Salt Lake, Convention Hotel, Unlimited General Obligation
Series B
2.30%, due 12/15/28	1,000,000	977,567

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Utah Housing Corp., Revenue Bonds (b)
Series B, Insured: GNMA / FNMA / FHLMC
2.90%, due 7/1/27	$ 535,000	$ 533,165
Series B, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/28	925,000	921,261
Utah Housing Corp., Liberty Corner, Revenue Bonds
3.00%, due 9/1/45 (a)	2,000,000	1,998,120
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
5.00%, due 10/15/26	1,265,000	1,273,076
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,770,000	1,769,211
Weber School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.125%, due 6/15/32	1,670,000	1,539,241
		11,094,382
Vermont 0.3%
State of Vermont, Unlimited General Obligation
Series B
2.25%, due 8/15/28	4,235,000	4,145,428
Virginia 1.9%
Arlington County Industrial Development Authority, Goodwill Glebe Road Redevelopment, Revenue Bonds
2.95%, due 9/1/49 (a)	1,000,000	995,289
Bristol Industrial Development Authority, Revenue Bonds
Series A
6.75%, due 11/1/33 (c)	1,370,000	1,377,020
Gloucester County Economic Development Authority, Waste Management Disposal Services of Virginia, Inc., Revenue Bonds
Series A
4.25%, due 9/1/38 (a)(b)	4,000,000	4,039,834
	Principal Amount	Value

Virginia (continued)
Petersburg Redevelopment & Housing Authority, PB Petersburg Owner II LLC, Revenue Bonds
4.00%, due 5/1/45 (a)	$ 2,500,000	$ 2,523,224
Virginia Housing Development Authority, Revenue Bonds
Series G
3.125%, due 7/1/56 (a)	2,500,000	2,499,937
Series F-1
3.55%, due 1/1/27	310,000	310,664
Series F-1
3.60%, due 7/1/27	800,000	803,431
Series A
3.65%, due 3/1/29	2,060,000	2,060,411
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	2,000,000	1,934,594
Series A, Insured: State Intercept
3.00%, due 8/1/28	3,950,000	3,951,625
Virginia Small Business Financing Authority, Hampton University, Revenue Bonds
5.00%, due 10/1/27	1,000,000	1,028,010
5.00%, due 10/1/28	1,100,000	1,143,338
5.00%, due 10/1/29	1,100,000	1,159,089
5.00%, due 10/1/30	1,125,000	1,199,193
		25,025,659
Washington 1.2%
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
3.32%, due 1/1/40	10,000,000	9,947,648
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series F, Insured: NATL-RE
(zero coupon), due 12/1/26	5,720,000	5,628,007
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
1.90%, due 12/1/32	1,300,000	1,132,502
		16,708,157
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
West Virginia 0.6%
West Virginia Economic Development Authority, Mitchell Project, Revenue Bonds
Series A
3.00%, due 6/1/37 (a)(b)	$ 5,795,000	$ 5,755,292
West Virginia Economic Development Authority, AMOS Project, Revenue Bonds
Series A
3.30%, due 1/1/41 (a)(b)	3,000,000	3,022,751
		8,778,043
Wisconsin 2.5%
City of Madison, Unlimited General Obligation
Series A
2.00%, due 10/1/29	1,000,000	951,838
Series A
2.10%, due 10/1/26	6,690,000	6,655,218
Series A
2.15%, due 10/1/27	6,690,000	6,596,163
City of Milwaukee, Unlimited General Obligation
Series N-1, Insured: AG
5.00%, due 12/1/29	2,630,000	2,818,413
County of Dane, Unlimited General Obligation
Series A
2.00%, due 6/1/26	3,000,000	2,995,245
PMA Levy & Aid Anticipation Notes Program, Revenue Notes
Series A
5.00%, due 8/27/26	1,000,000	1,006,175
Series B
5.00%, due 9/24/26	6,500,000	6,549,756
Public Finance Authority, Lindenwood Education System, Revenue Bonds
5.00%, due 6/1/28	1,140,000	1,169,383
State of Wisconsin, Unlimited General Obligation
Series 2
5.00%, due 5/1/31	1,810,000	2,010,637
Series 4
5.00%, due 5/1/32	3,000,000	3,378,153
		34,130,981
Total Long-Term Municipal Bonds (Cost $1,159,290,930)		1,170,725,857
	Principal Amount	Value
Short-Term Municipal Notes 7.6%
Arizona 0.7%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series C
3.35%, due 1/1/46 (f)	$ 5,220,000	$ 5,220,000
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo Clinic, Revenue Bonds
Series A
3.30%, due 11/15/52 (f)	4,200,000	4,200,000
		9,420,000
California 1.9%
Southern California Public Power Authority, Magnolia Power Project A, Revenue Bonds
Series 3
3.10%, due 7/1/36 (f)	25,000,000	25,000,000
Colorado 0.2%
Colorado Housing and Finance Authority, Creekside Flats Project, Revenue Bonds
3.00%, due 5/1/48 (f)	2,400,000	2,400,000
Georgia 0.7%
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds, First Series
Series 1
3.50%, due 7/1/49 (f)	10,000,000	10,000,000
Indiana 0.1%
Indiana Finance Authority, Deaconess Health System, Revenue Bonds
Series B
3.94%, due 3/1/39	1,595,000	1,590,198
New Hampshire 1.3%
New Hampshire Business Finance Authority
Series PS-1, Class B
4.34%, due 12/1/28 (b)(c)(f)	18,000,000	18,000,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Short Term Muni Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
New Jersey 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds
3.48%, due 6/15/50 (c)(f)	$ 1,500,000	$ 1,500,000
New York 0.4%
New York City Transitional Finance Authority, Revenue Bonds
Series A-2
3.45%, due 5/1/55 (f)	5,000,000	5,000,000
Texas 2.2%
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series C
3.40%, due 8/1/55 (f)	5,000,000	5,000,000
San Antonio Water System, Revenue Bonds, Sub. Lien
Series A
3.40%, due 5/1/54 (f)	25,000,000	25,000,000
		30,000,000
Total Short-Term Municipal Notes (Cost $102,915,000)		102,910,198
Total Municipal Bonds (Cost $1,262,205,930)		1,273,636,055
Long-Term Bonds 1.4%
Corporate Bonds 1.4%
Commercial Services 0.6%
Toll Road Investors Partnership II LP
(zero coupon), due 2/15/32 (c)	12,700,000	8,443,196
Healthcare-Services 0.8%
Lifespan Corp.
Series 2025
5.05%, due 2/15/30	5,000,000	5,067,902
Toledo Hospital (The)
Series B
5.325%, due 11/15/28	5,250,000	5,284,830
		10,352,732
Total Long-Term Bonds (Cost $18,972,612)		18,795,928

	Shares	Value
Closed-End Fund 0.9%
Multi-State 0.9%
BlackRock Municipal 2030 Target Term Trust	557,213	$ 12,810,327
Total Closed-End Fund (Cost $12,719,897)		12,810,327
Short-Term Investment 0.7%
Unaffiliated Investment Company 0.7%
Dreyfus Government Cash Management - Institutional Shares, 3.507% (g)	9,022,946	9,022,946
Total Short-Term Investment (Cost $9,022,946)		9,022,946
Total Investments (Cost $1,302,921,385)	97.6%	1,314,265,256
Other Assets, Less Liabilities	2.4	31,648,197
Net Assets	100.0%	$ 1,345,913,453

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Delayed delivery security.
(e)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of April 30, 2026.

Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
CR—Custodial Receipts
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,170,725,857	$ —	$ 1,170,725,857
Short-Term Municipal Notes	—	102,910,198	—	102,910,198
Total Municipal Bonds	—	1,273,636,055	—	1,273,636,055
Long-Term Bonds
Corporate Bonds	—	18,795,928	—	18,795,928
Total Corporate Bonds	—	18,795,928	—	18,795,928
Closed-End Fund	12,810,327	—	—	12,810,327
Short-Term Investment
Unaffiliated Investment Company	9,022,946	—	—	9,022,946
Total Investments in Securities	$ 21,833,273	$ 1,292,431,983	$ —	$ 1,314,265,256

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Short Term Muni Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $1,302,921,385)	$1,314,265,256
Cash	10
Receivables:
Investment securities sold	24,477,783
Dividends and interest	13,407,100
Fund shares sold	9,594,487
Other assets	148,142
Total assets	1,361,892,778
Liabilities
Payables:
Investment securities purchased	13,022,839
Fund shares redeemed	1,577,418
Manager (See Note 3)	366,585
Distribution/Service fees (See Note 3)	72,161
Transfer agent (See Note 3)	61,617
Professional fees	26,268
Custodian	17,007
Accrued expenses	5,772
Distributions payable	829,658
Total liabilities	15,979,325
Net assets	$1,345,913,453
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$144,364
Additional paid-in-capital	1,420,668,282
1,420,812,646
Total distributable earnings (loss)	(74,899,193)
Net assets	$1,345,913,453
Class A
Net assets applicable to outstanding shares	$276,867,444
Shares of beneficial interest outstanding	29,696,138
Net asset value per share outstanding	$9.32
Maximum sales charge (1.00% of offering price)	0.09
Maximum offering price per share outstanding	$9.41
Class A2
Net assets applicable to outstanding shares	$75,837,634
Shares of beneficial interest outstanding	8,123,727
Net asset value per share outstanding	$9.34
Maximum sales charge (2.00% of offering price)	0.19
Maximum offering price per share outstanding	$9.53
Investor Class
Net assets applicable to outstanding shares	$1,595,579
Shares of beneficial interest outstanding	170,657
Net asset value per share outstanding	$9.35
Maximum sales charge (0.50% of offering price)	0.05
Maximum offering price per share outstanding	$9.40
Class I
Net assets applicable to outstanding shares	$928,533,575
Shares of beneficial interest outstanding	99,602,404
Net asset value and offering price per share outstanding	$9.32
Class R6
Net assets applicable to outstanding shares	$63,079,221
Shares of beneficial interest outstanding	6,770,987
Net asset value and offering price per share outstanding	$9.32

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$22,196,229
Dividends	15,373
Total income	22,211,602
Expenses
Manager (See Note 3)	2,152,609
Distribution/Service—Class A (See Note 3)	332,410
Distribution/Service—Class A2 (See Note 3)	84,239
Distribution/Service—Investor Class (See Note 3)	2,043
Transfer agent (See Note 3)	192,902
Registration	79,116
Professional fees	77,802
Custodian	47,558
Shareholder communication	27,537
Trustees	17,441
Miscellaneous	21,643
Total expenses before waiver/reimbursement	3,035,300
Expense waiver/reimbursement from Manager (See Note 3)	(82,245)
Net expenses	2,953,055
Net investment income (loss)	19,258,547
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(971,781)
Net change in unrealized appreciation (depreciation) on investments	(3,902,873)
Net realized and unrealized gain (loss)	(4,874,654)
Net increase (decrease) in net assets resulting from operations	$14,383,893
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Short Term Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$19,258,547	$30,918,420
Net realized gain (loss)	(971,781)	(144,396)
Net change in unrealized appreciation (depreciation)	(3,902,873)	8,300,365
Net increase (decrease) in net assets resulting from operations	14,383,893	39,074,389
Distributions to shareholders:
Class A	(3,863,689)	(6,775,582)
Class A2	(976,324)	(1,338,082)
Investor Class	(21,123)	(53,295)
Class I	(13,460,617)	(20,332,332)
Class R6	(962,564)	(2,486,402)
Total distributions to shareholders	(19,284,317)	(30,985,693)
Capital share transactions:
Net proceeds from sales of shares	430,666,437	711,425,180
Net asset value of shares issued to shareholders in reinvestment of distributions	14,443,735	21,067,951
Cost of shares redeemed	(213,840,476)	(423,284,872)
Increase (decrease) in net assets derived from capital share transactions	231,269,696	309,208,259
Net increase (decrease) in net assets	226,369,272	317,296,955
Net Assets
Beginning of period	1,119,544,181	802,247,226
End of period	$1,345,913,453	$1,119,544,181
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class A	2026*	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.35	$9.27	$9.06	$9.26	$9.31	$9.73	$9.54
Net investment income (loss) (a)	0.13	0.29	0.29	0.13	0.15	0.04	0.06
Net realized and unrealized gain (loss)	(0.02)	0.08	0.21	(0.20)	(0.03)	(0.41)	0.21
Total from investment operations	0.11	0.37	0.50	(0.07)	0.12	(0.37)	0.27
Less distributions:
From net investment income	(0.14)	(0.29)	(0.29)	(0.13)	(0.17)	(0.05)	(0.08)
Net asset value at end of period	$9.32	$9.35	$9.27	$9.06	$9.26	$9.31	$9.73
Total investment return (b)	1.13%	4.08%	5.55%	(0.73)%	1.32%	(3.81)%	2.85%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.90%††	3.13%	3.09%	2.84%††	1.66%	0.36%	0.63%
Net expenses	0.67%††	0.67%	0.68%	0.69%††	0.68%	0.67%	0.65%
Portfolio turnover rate (c)	32%	76%	48%	61%	99%	62%	28%
Net assets at end of period (in 000's)	$276,867	$244,459	$201,335	$250,092	$306,828	$409,722	$503,769

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,		September 30, 2020^ through April 30, 2021
Class A2	2026*	2025	2024	2023#	2023	2022
Net asset value at beginning of period	$9.37	$9.29	$9.07	$9.27	$9.32	$9.75	$9.70**
Net investment income (loss) (a)	0.13	0.29	0.29	0.13	0.15	0.03	0.02
Net realized and unrealized gain (loss)	(0.02)	0.08	0.22	(0.20)	(0.03)	(0.41)	0.07
Total from investment operations	0.11	0.37	0.51	(0.07)	0.12	(0.38)	0.09
Less distributions:
From net investment income	(0.14)	(0.29)	(0.29)	(0.13)	(0.17)	(0.05)	(0.04)
Net asset value at end of period	$9.34	$9.37	$9.29	$9.07	$9.27	$9.32	$9.75
Total investment return (b)	1.13%	4.07%	5.65%	(0.73)%	1.32%	(3.91)%	0.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.89%††	3.12%	3.09%	2.84%††	1.57%	0.36%	0.40%††
Net expenses	0.67%††	0.67%	0.68%	0.69%††	0.68%	0.67%	0.65%††
Portfolio turnover rate (c)	32%	76%	48%	61%	99%	62%	28%
Net assets at end of period (in 000's)	$75,838	$59,319	$35,493	$48,197	$54,326	$98,890	$88,248

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
**	Based on the net asset value of Class A as of September 30, 2020.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class A2 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Short Term Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		May 1, 2023 through October 31, 2023#	Year Ended April 30,
Investor Class	2026*	2025	2024		2023	2022	2021
Net asset value at beginning of period	$9.38	$9.30	$9.08	$9.28	$9.33	$9.76	$9.57
Net investment income (loss) (a)	0.12	0.26	0.26	0.12	0.13	0.01	0.04
Net realized and unrealized gain (loss)	(0.03)	0.08	0.22	(0.20)	(0.04)	(0.42)	0.20
Total from investment operations	0.09	0.34	0.48	(0.08)	0.09	(0.41)	0.24
Less distributions:
From net investment income	(0.12)	(0.26)	(0.26)	(0.12)	(0.14)	(0.02)	(0.05)
Net asset value at end of period	$9.35	$9.38	$9.30	$9.08	$9.28	$9.33	$9.76
Total investment return (b)	0.97%	3.74%	5.32%	(0.89)%	0.99%	(4.19)%	2.64%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.58%††	2.81%	2.77%	2.53%††	1.37%	0.06%	0.41%
Net expenses	0.99%††	0.99%	0.99%	0.99%††	1.00%	0.99%	0.98%
Expenses (before waiver/reimbursement)	1.37%††	1.31%	1.30%	1.32%††	1.30%	1.24%	1.25%
Portfolio turnover rate (c)	32%	76%	48%	61%	99%	62%	28%
Net assets at end of period (in 000's)	$1,596	$1,719	$2,026	$2,230	$2,511	$2,884	$3,608

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class I	2026*	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.35	$9.27	$9.06	$9.26	$9.31	$9.73	$9.54
Net investment income (loss) (a)	0.15	0.32	0.31	0.14	0.18	0.06	0.09
Net realized and unrealized gain (loss)	(0.03)	0.08	0.21	(0.19)	(0.03)	(0.40)	0.21
Total from investment operations	0.12	0.40	0.52	(0.05)	0.15	(0.34)	0.30
Less distributions:
From net investment income	(0.15)	(0.32)	(0.31)	(0.15)	(0.20)	(0.08)	(0.11)
Net asset value at end of period	$9.32	$9.35	$9.27	$9.06	$9.26	$9.31	$9.73
Total investment return (b)	1.26%	4.36%	5.84%	(0.59)%	1.60%	(3.55)%	3.12%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.17%††	3.40%	3.36%	3.13%††	1.89%	0.63%	0.89%
Net expenses	0.40%††	0.40%	0.40%	0.40%††	0.40%	0.40%	0.40%
Expenses (before waiver/reimbursement)	0.42%††	0.42%	0.43%	0.44%††	0.43%	0.42%	0.40%
Portfolio turnover rate (c)	32%	76%	48%	61%	99%	62%	28%
Net assets at end of period (in 000's)	$928,534	$755,241	$474,443	$514,457	$663,175	$1,125,893	$1,400,328

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		May 1, 2023 through October 31,	May 2, 2022^ through April 30,
Class R6	2026*	2025	2024	2023#	2023
Net asset value at beginning of period	$9.35	$9.27	$9.05	$9.25	$9.30**
Net investment income (loss) (a)	0.15	0.32	0.31	0.14	0.18
Net realized and unrealized gain (loss)	(0.03)	0.08	0.22	(0.19)	(0.03)
Total from investment operations	0.12	0.40	0.53	(0.05)	0.15
Less distributions:
From net investment income	(0.15)	(0.32)	(0.31)	(0.15)	(0.20)
Net asset value at end of period	$9.32	$9.35	$9.27	$9.05	$9.25
Total investment return (b)	1.27%	4.38%	5.97%	(0.59)%	1.60%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.18%††	3.42%	3.38%	3.12%††	2.00%††
Net expenses	0.39%††	0.39%	0.39%	0.40%††	0.40%††(c)
Expenses (before waiver/reimbursement)	0.39%††	0.39%	0.39%	0.41%††	0.40%††
Portfolio turnover rate (d)	32%	76%	48%	61%	99%
Net assets at end of period (in 000's)	$63,079	$58,806	$88,949	$53,978	$85,211

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
**	Based on the net asset value of Class I as of May 2, 2022.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Expense waiver/reimbursement less than 0.01%.
(d)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Short Term Muni Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Short Term Muni Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Class A2	September 30, 2020
Investor Class	February 28, 2008
Class I	January 2, 1991
Class R6	May 2, 2022
Class A, Class A2 and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A , Class A2 and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and Class R6 shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A and Investor Class shares are subject to a distribution and/or service fee. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a

29

Notes to Financial Statements (Unaudited) (continued)
classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing

30	NYLI MacKay Short Term Muni Fund

agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
In calculating NAV, each closed-end fund is valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on closed-end funds is taken from the exchange where the security is primarily traded. In addition, because closed-end funds and exchange-traded funds trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity. These closed-end funds are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
31

Notes to Financial Statements (Unaudited) (continued)
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of April 30, 2026, are shown in the Portfolio of Investments.
(I) Debt Securities Risk.  The Fund's investments may include securities such as variable rate notes, floaters and mortgage-related and asset-backed securities. If expectations about changes in interest rates or assessments of an issuer's credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund.
(J) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of April 30, 2026, that represent 0.0% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt. As of April 30, 2026, the Puerto Rico Electric Power Authority (“PREPA”) remains in bankruptcy. The continued delay in resolving the PREPA bankruptcy could delay needed investment into public power generation and distribution assets, which are essential components to a productive economy. Failure to provide reliable electricity could result in the Commonwealth’s inability to service debt on other municipal territorial investments the Fund may hold.
Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example, labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum

32	NYLI MacKay Short Term Muni Fund

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.35% on assets up to $1 billion; 0.33% on assets from $1 billion to $5 billion; and 0.32% on assets over $5 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.35% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily net assets: Class A, 0.70%, Class A2, 0.70% and Class I, 0.40%. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class shares. In addition, New York Life Investments has also contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 shares do not exceed those of Class I shares. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $2,152,609 and waived fees and/or reimbursed expenses in the amount of $82,245 and paid the Subadvisor fees in the amount of $1,035,182.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A, Class A2 and Investor Class Plans, the Distributor receives a monthly fee from Class A, Class A2 and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A, Class A2 and Investor Class shares for distribution and/or service activities as designated by the Distributor. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $596 and $25, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended April 30, 2026, of $14,932.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New
33

Notes to Financial Statements (Unaudited) (continued)
York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$41,831	$—
Class A2	10,584	—
Investor Class	5,966	(3,105)
Class I	133,312	—
Class R6	1,209	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$17,668,963	6.4%
Class A2	27,041	0.0‡
Class R6	28,207	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$1,302,928,115	$13,321,486	$(1,984,345)	$11,337,141
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $84,800,932, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$35,577	$49,224
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$4,565,154
Exempt Interest Dividends	26,420,539
Total	$30,985,693
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment

34	NYLI MacKay Short Term Muni Fund

Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the through April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $576,216 and $388,805, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	9,849,440	$92,200,745
Shares issued to shareholders in reinvestment of distributions	302,924	2,834,955
Shares redeemed	(6,322,011)	(59,250,053)
Net increase (decrease) in shares outstanding before conversion	3,830,353	35,785,647
Shares converted into Class A (See Note 1)	38,331	359,159
Shares converted from Class A (See Note 1)	(306,085)	(2,862,378)
Net increase (decrease)	3,562,599	$33,282,428
Year ended October 31, 2025:
Shares sold	11,781,172	$109,496,678
Shares issued to shareholders in reinvestment of distributions	502,577	4,672,544
Shares redeemed	(7,873,525)	(73,106,609)
Net increase (decrease) in shares outstanding before conversion	4,410,224	41,062,613
Shares converted into Class A (See Note 1)	14,799	138,255
Net increase (decrease)	4,425,023	$41,200,868

Class A2	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	2,900,450	$27,185,759
Shares issued to shareholders in reinvestment of distributions	104,180	976,324
Shares redeemed	(1,214,564)	(11,379,057)
Net increase (decrease)	1,790,066	$16,783,026
Year ended October 31, 2025:
Shares sold	3,958,639	$36,876,017
Shares issued to shareholders in reinvestment of distributions	143,732	1,338,082
Shares redeemed	(1,590,807)	(14,805,699)
Net increase (decrease)	2,511,564	$23,408,400

35

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	22,096	$207,940
Shares issued to shareholders in reinvestment of distributions	2,207	20,716
Shares redeemed	(19,908)	(186,794)
Net increase (decrease) in shares outstanding before conversion	4,395	41,862
Shares converted from Investor Class (See Note 1)	(17,034)	(160,009)
Net increase (decrease)	(12,639)	$(118,147)
Year ended October 31, 2025:
Shares sold	26,992	$250,533
Shares issued to shareholders in reinvestment of distributions	5,532	51,555
Shares redeemed	(52,341)	(487,326)
Net increase (decrease) in shares outstanding before conversion	(19,817)	(185,238)
Shares converted from Investor Class (See Note 1)	(14,762)	(138,255)
Net increase (decrease)	(34,579)	$(323,493)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	31,575,330	$295,881,491
Shares issued to shareholders in reinvestment of distributions	1,121,897	10,496,659
Shares redeemed	(14,126,974)	(132,212,028)
Net increase (decrease) in shares outstanding before conversion	18,570,253	174,166,122
Shares converted into Class I (See Note 1)	306,137	2,862,378
Shares converted from Class I (See Note 1)	(21,254)	(199,150)
Net increase (decrease)	18,855,136	$176,829,350
Year ended October 31, 2025:
Shares sold	58,500,931	$543,774,792
Shares issued to shareholders in reinvestment of distributions	1,604,984	14,921,758
Shares redeemed	(30,520,110)	(283,438,415)
Net increase (decrease) in shares outstanding before conversion	29,585,805	275,258,135
Shares converted into Class I (See Note 1)	1,663	15,479
Net increase (decrease)	29,587,468	$275,273,614

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,622,875	$15,190,502
Shares issued to shareholders in reinvestment of distributions	12,311	115,081
Shares redeemed	(1,155,929)	(10,812,544)
Net increase (decrease)	479,257	$4,493,039
Year ended October 31, 2025:
Shares sold	2,267,836	$21,027,160
Shares issued to shareholders in reinvestment of distributions	9,046	84,012
Shares redeemed	(5,581,840)	(51,446,823)
Net increase (decrease) in shares outstanding before conversion	(3,304,958)	(30,335,651)
Shares converted from Class R6 (See Note 1)	(1,664)	(15,479)
Net increase (decrease)	(3,306,622)	$(30,351,130)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

36	NYLI MacKay Short Term Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
37

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
45

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
46

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
47

NYLI Short Term Bond Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.9%
Asset-Backed Securities 6.2%
Automobile Asset-Backed Securities 1.2%
American Credit Acceptance Receivables Trust
Series 2024-4, Class D
5.34%, due 8/12/31 (a)	$ 260,000	$ 261,504
AutoNation Finance Trust
Series 2026-1A, Class C
4.56%, due 10/14/31 (a)	200,000	198,569
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class B
5.85%, due 6/20/30 (a)	290,000	296,651
Hertz Vehicle Financing LLC
Series 2022-2A, Class A
2.33%, due 6/26/28 (a)	240,000	235,320
		992,044
Other Asset-Backed Securities 5.0%
Adams Outdoor Advertising LP
Series 2023-1, Class A2
6.967%, due 7/15/53 (a)	500,000	504,939
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A, Class A
5.017% (3 Month SOFR + 1.35%), due 1/25/38 (a)(b)	500,000	500,812
College Ave Student Loans LLC
Series 2024-B, Class A1A
5.69%, due 8/25/54 (a)	577,260	587,415
Point Broadband Funding LLC
Series 2025-1A, Class A2
5.336%, due 7/20/55 (a)	230,000	230,963
Sabey Data Center Issuer LLC
Series 2025-1, Class A2
5.733%, due 2/21/50 (a)	500,000	504,196
SVC ABS LLC
Series 2023-1A, Class A
5.15%, due 2/20/53 (a)	772,571	768,200
Trafigura Securitisation Finance plc
Series 2024-1A, Class A2
5.98%, due 11/15/27 (a)	1,000,000	1,001,335
		4,097,860
Total Asset-Backed Securities (Cost $5,048,037)		5,089,904
Corporate Bonds 33.4%
Aerospace & Defense 1.1%
BAE Systems plc
5.125%, due 3/26/29 (a)	590,000	602,177
	Principal Amount	Value

Aerospace & Defense (continued)
General Electric Co.
4.30%, due 7/29/30	$ 280,000	$ 279,417
		881,594
Auto Manufacturers 2.5%
Daimler Truck Finance North America LLC
5.25%, due 1/13/30 (a)	285,000	290,601
Ford Motor Credit Co. LLC
4.542%, due 8/1/26	505,000	504,934
5.73%, due 9/5/30	500,000	503,732
Hyundai Capital America
4.875%, due 6/23/27 (a)	250,000	250,977
Volkswagen Group of America Finance LLC
4.85%, due 9/11/30 (a)	470,000	467,150
		2,017,394
Banks 12.3%
Banco Santander SA
5.565%, due 1/17/30	600,000	615,820
Bank of America Corp.
Series FIX
5.162%, due 1/24/31 (c)	245,000	249,558
Barclays plc
5.829%, due 5/9/27 (c)	210,000	210,050
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	990,000	1,029,240
Credit Agricole SA
5.23%, due 1/9/29 (a)(c)	685,000	691,913
Deutsche Bank AG
4.469%, due 12/10/31 (c)	725,000	713,496
Goldman Sachs Group, Inc. (The)
4.516%, due 1/21/32 (c)	945,000	931,219
JPMorgan Chase & Co.
4.255%, due 10/22/31 (c)	1,010,000	993,636
Lloyds Banking Group plc
5.087% (1 Year Treasury Constant Maturity Rate + 0.85%), due 11/26/28 (b)	345,000	347,990
Morgan Stanley
Series I
4.356%, due 10/22/31 (c)	360,000	353,584
Morgan Stanley Private Bank NA
4.734%, due 7/18/31 (c)	280,000	279,603
PNC Financial Services Group, Inc. (The) (c)
4.899%, due 5/13/31	360,000	362,783
6.615%, due 10/20/27	295,000	298,068

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Truist Bank
4.632% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)	$ 285,000	$ 283,059
U.S. Bancorp
6.787%, due 10/26/27 (c)	440,000	445,099
UBS Group AG (a)
4.398%, due 9/23/31 (c)	700,000	687,608
6.327% (1 Year Treasury Constant Maturity Rate + 1.60%), due 12/22/27 (b)	625,000	632,424
Wells Fargo & Co. (c)
4.97%, due 4/23/29	700,000	706,356
5.15%, due 4/23/31	255,000	259,391
		10,090,897
Beverages 0.5%
Keurig Dr Pepper, Inc.
4.60%, due 5/15/30	380,000	377,361
Commercial Services 1.3%
Element Fleet Management Corp.
4.641%, due 11/24/30 (a)	375,000	372,188
Equifax, Inc.
4.80%, due 9/15/29	380,000	381,718
Global Payments, Inc.
4.50%, due 11/15/28	275,000	272,841
		1,026,747
Computers 0.3%
Hewlett Packard Enterprise Co.
4.55%, due 10/15/29	230,000	229,182
Diversified Financial Services 1.8%
Aircastle Ltd.
5.00%, due 5/15/31 (a)	285,000	283,098
Ally Financial, Inc.
6.992%, due 6/13/29 (c)	370,000	384,802
Charles Schwab Corp. (The)
6.196%, due 11/17/29 (c)	390,000	406,693
Equitable America Global Funding
4.95%, due 6/9/30 (a)	400,000	401,128
		1,475,721
Electric 2.8%
Duke Energy Florida LLC
4.20%, due 12/1/30	200,000	197,655
	Principal Amount	Value

Electric (continued)
Florida Power & Light Co.
5.05%, due 4/1/28	$ 595,000	$ 604,404
National Rural Utilities Cooperative Finance Corp.
4.30%, due 12/10/30	285,000	282,304
Pacific Gas and Electric Co.
5.45%, due 6/15/27	225,000	227,045
6.10%, due 1/15/29	505,000	521,873
Southern California Edison Co.
5.85%, due 11/1/27	255,000	259,665
Vistra Operations Co. LLC
5.25%, due 4/30/33 (a)	185,000	184,344
		2,277,290
Food 0.3%
Smithfield Foods, Inc.
5.20%, due 4/1/29 (a)	270,000	272,459
Healthcare-Products 0.3%
GE HealthCare Technologies, Inc.
4.80%, due 8/14/29	280,000	282,191
Healthcare-Services 0.5%
HCA, Inc.
5.625%, due 9/1/28	445,000	453,495
Insurance 2.9%
Corebridge Global Funding
5.20%, due 1/12/29 (a)	625,000	634,187
GA Global Funding Trust
5.40%, due 1/13/30 (a)	370,000	371,883
Jackson National Life Global Funding
5.35%, due 1/13/30 (a)	315,000	318,501
Lincoln Financial Global Funding
5.30%, due 1/13/30 (a)	375,000	380,311
Principal Life Global Funding II
4.60%, due 8/19/27 (a)	635,000	636,575
		2,341,457
Internet 1.2%
Meta Platforms, Inc.
4.20%, due 11/15/30	1,020,000	1,008,078

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Short Term Bond Fund

	Principal Amount	Value
Corporate Bonds (continued)
Investment Companies 0.6%
Antares Holdings LP (a)
3.95%, due 7/15/26	$ 250,000	$ 249,297
7.95%, due 8/11/28	250,000	259,738
		509,035
Media 0.4%
Charter Communications Operating LLC
2.80%, due 4/1/31	205,000	183,579
6.10%, due 6/1/29	155,000	160,090
		343,669
Office & Business Equipment 0.5%
CDW LLC
5.10%, due 3/1/30	380,000	381,111
Oil & Gas 0.2%
Patterson-UTI Energy, Inc.
5.15%, due 11/15/29	186,000	186,261
Pipelines 1.6%
Cheniere Energy Partners LP
4.00%, due 3/1/31	265,000	255,528
Energy Transfer LP
5.55%, due 2/15/28	290,000	295,167
ONEOK, Inc.
5.55%, due 11/1/26	265,000	266,366
Plains All American Pipeline LP
4.70%, due 1/15/31	495,000	493,885
		1,310,946
Semiconductors 1.1%
Broadcom, Inc.
5.05%, due 4/15/30	535,000	545,896
Intel Corp.
4.875%, due 2/10/28	320,000	322,106
		868,002
Software 1.2%
Fiserv, Inc.
4.55%, due 2/15/31	400,000	392,085
Oracle Corp.
2.95%, due 4/1/30	635,000	581,851
		973,936
Total Corporate Bonds (Cost $27,163,642)		27,306,826
	Principal Amount	Value
Mortgage-Backed Securities 13.4%
Agency (Collateralized Mortgage Obligations) 1.9%
GNMA
REMIC, Series 2021-104, Class BI
3.00%, due 6/20/51 (d)	$ 2,518,008	$ 505,500
REMIC, Series 2020-74, Class IE
3.50%, due 5/16/50 (d)	2,876,206	565,159
REMIC, Series 2023-40, Class DL
5.50%, due 3/20/53	500,000	500,256
		1,570,915
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 7.5%
ALA Trust
Series 2025-OANA, Class A
5.398% (1 Month SOFR + 1.743%), due 6/15/40 (a)(b)	750,000	752,813
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A
2.843%, due 3/9/44 (a)	370,000	343,798
BX Trust (a)(b)
Series 2025-VLT7, Class A
5.355% (1 Month SOFR + 1.70%), due 7/15/44	935,000	933,831
Series 2025-VOLT, Class A
5.355% (1 Month SOFR + 1.70%), due 12/15/44	500,000	499,688
Series 2024-BRVE, Class A
5.496% (1 Month SOFR + 1.841%), due 4/15/41	717,303	718,200
FNMA, ACES
Series 2019-M12, Class X3
0.718%, due 6/25/29 (d)(e)	13,000,000	228,704
GNMA
REMIC, Series 2024-32
0.70%, due 6/16/63 (d)(e)	11,741,520	616,130
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2022-NLP, Class A
4.501% (1 Month SOFR + 0.847%), due 4/15/37 (a)(b)	234,819	232,764
NJ Trust
Series 2025-WBRK, Class A
5.867%, due 3/5/35 (a)(e)	275,000	282,892
ORL Trust
Series 2024-GLKS, Class A
5.147% (1 Month SOFR + 1.493%), due 12/15/39 (a)(b)	500,000	500,781
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Mortgage-Backed Securities (continued)
Commercial Mortgage Loans (Collateralized Mortgage Obligations) (continued)
RFR Trust
Series 2025-SGRM, Class A
5.562%, due 3/11/41 (a)(e)	$ 230,000	$ 232,558
SHR Trust
Series 2024-LXRY, Class A
5.605% (1 Month SOFR + 1.95%), due 10/15/41 (a)(b)	750,000	752,623
		6,094,782
Whole Loan (Collateralized Mortgage Obligations) 4.0%
A&D Mortgage Trust (a)
Series 2024-NQM5, Class A1
5.699%, due 11/25/69	378,108	379,927
Series 2023-NQM5, Class A1
7.049%, due 11/25/68 (f)	467,513	471,260
Series 2023-NQM4, Class A1
7.472%, due 9/25/68 (f)	469,388	472,486
GCAT Trust
Series 2023-NQM3, Class A1
6.889%, due 8/25/68 (a)(f)	396,919	399,002
GS Mortgage Backed Securities Trust
Series 2025-DSC2, Class A1
5.038%, due 1/25/66 (a)(f)	464,937	462,905
OBX Trust
Series 2025-NQM9, Class A1
5.658%, due 1/25/65 (a)(f)	373,149	376,014
PRKCM Trust
Series 2025-HOME1, Class A1A
5.546%, due 2/25/60 (a)(f)	398,629	400,337
PRPM Trust
Series 2025-NQM1, Class A1
5.802%, due 11/25/69 (a)(f)	346,701	348,854
		3,310,785
Total Mortgage-Backed Securities (Cost $10,876,607)		10,976,482
U.S. Government & Federal Agencies 42.9%
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.2%
UMBS, 30 Year
5.50%, due 11/1/52	411,875	417,671
6.00%, due 11/1/52	553,839	571,809
		989,480
	Principal Amount	Value

United States Treasury Notes 41.7%
U.S. Treasury Notes
3.75%, due 4/30/28	$ 14,295,000	$ 14,258,146
3.875%, due 4/15/29	19,847,500	19,827,342
		34,085,488
Total U.S. Government & Federal Agencies (Cost $35,127,281)		35,074,968
Total Long-Term Bonds (Cost $78,215,567)		78,448,180
Total Investments (Cost $78,215,567)	95.9%	78,448,180
Other Assets, Less Liabilities	4.1	3,359,559
Net Assets	100.0%	$ 81,807,739

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of April 30, 2026.
(c)	Fixed to floating rate—Rate shown was the rate in effect as of April 30, 2026.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of April 30, 2026.
(f)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Short Term Bond Fund

Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	68	June 2026	$ 14,207,864	$ 14,084,500	$ (123,364)
Short Contracts
U.S. Treasury 5 Year Notes	(136)	June 2026	(14,930,299)	(14,665,688)	264,611
U.S. Treasury 10 Year Notes	(6)	June 2026	(679,711)	(663,562)	16,149
Total Short Contracts					280,760
Net Unrealized Appreciation					$ 157,396

1.	As of April 30, 2026, cash in the amount of $190,175 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
ACES—Alternative Credit Enhancement Securities
CLO—Collateralized Loan Obligation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 5,089,904	$ —	$ 5,089,904
Corporate Bonds	—	27,306,826	—	27,306,826
Mortgage-Backed Securities	—	10,976,482	—	10,976,482
U.S. Government & Federal Agencies	—	35,074,968	—	35,074,968
Total Investments in Securities	—	78,448,180	—	78,448,180
Other Financial Instruments
Futures Contracts (b)	280,760	—	—	280,760
Total Investments in Securities and Other Financial Instruments	$ 280,760	$ 78,448,180	$ —	$ 78,728,940
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (123,364)	$ —	$ —	$ (123,364)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $78,215,567)	$78,448,180
Cash	2,774,887
Cash collateral on deposit at broker for futures contracts	190,175
Receivables:
Interest	467,647
Fund shares sold	30,019
Securities lending	80
Other assets	58,447
Total assets	81,969,435
Liabilities
Payables:
Fund shares redeemed	64,990
Professional fees	33,122
Transfer agent (See Note 3)	16,121
Distribution/Service fees (See Note 3)	12,412
Shareholder communication	9,270
Custodian	8,259
Manager (See Note 3)	7,152
Variation margin on futures contracts	3,835
Trustees	411
Accrued expenses	1,831
Distributions payable	4,293
Total liabilities	161,696
Net assets	$81,807,739
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$9,013
Additional paid-in-capital	87,354,219
87,363,232
Total distributable earnings (loss)	(5,555,493)
Net assets	$81,807,739
Class A
Net assets applicable to outstanding shares	$58,278,646
Shares of beneficial interest outstanding	6,423,688
Net asset value per share outstanding	$9.07
Maximum sales charge (1.00% of offering price)	0.09
Maximum offering price per share outstanding	$9.16
Investor Class
Net assets applicable to outstanding shares	$1,742,546
Shares of beneficial interest outstanding	190,512
Net asset value per share outstanding	$9.15
Maximum sales charge (0.50% of offering price)	0.05
Maximum offering price per share outstanding	$9.20
Class I
Net assets applicable to outstanding shares	$21,759,535
Shares of beneficial interest outstanding	2,395,796
Net asset value and offering price per share outstanding	$9.08
SIMPLE Class
Net assets applicable to outstanding shares	$27,012
Shares of beneficial interest outstanding	2,954
Net asset value and offering price per share outstanding(a)	$9.15

(a)	The difference between the calculated and stated NAV was caused by rounding.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Short Term Bond Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$1,970,626
Securities lending, net	436
Total income	1,971,062
Expenses
Manager (See Note 3)	106,428
Distribution/Service—Class A (See Note 3)	71,252
Distribution/Service—Investor Class (See Note 3)	2,192
Distribution/Service—SIMPLE Class (See Note 3)	72
Transfer agent (See Note 3)	50,911
Professional fees	44,366
Registration	31,958
Custodian	15,576
Shareholder communication	12,711
Trustees	1,270
Miscellaneous	4,432
Total expenses before waiver/reimbursement	341,168
Expense waiver/reimbursement from Manager (See Note 3)	(60,216)
Net expenses	280,952
Net investment income (loss)	1,690,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(117,153)
Futures transactions	(118,837)
Net realized gain (loss)	(235,990)
Net change in unrealized appreciation (depreciation) on:
Investments	(623,142)
Futures contracts	190,624
Net change in unrealized appreciation (depreciation)	(432,518)
Net realized and unrealized gain (loss)	(668,508)
Net increase (decrease) in net assets resulting from operations	$1,021,602
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,690,110	$5,093,983
Net realized gain (loss)	(235,990)	613,107
Net change in unrealized appreciation (depreciation)	(432,518)	83,766
Net increase (decrease) in net assets resulting from operations	1,021,602	5,790,856
Distributions to shareholders:
Class A	(1,118,642)	(2,278,392)
Investor Class	(32,687)	(75,912)
Class I	(540,649)	(2,750,199)
SIMPLE Class	(520)	(1,138)
Total distributions to shareholders	(1,692,498)	(5,105,641)
Capital share transactions:
Net proceeds from sales of shares	27,759,820	52,089,646
Net asset value of shares issued to shareholders in reinvestment of distributions	1,663,029	5,048,588
Cost of shares redeemed	(37,962,640)	(93,660,238)
Increase (decrease) in net assets derived from capital share transactions	(8,539,791)	(36,522,004)
Net increase (decrease) in net assets	(9,210,687)	(35,836,789)
Net Assets
Beginning of period	91,018,426	126,855,215
End of period	$81,807,739	$91,018,426
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Short Term Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.16	$9.11	$8.94	$9.03	$9.78	$10.72
Net investment income (loss) (a)	0.18	0.38	0.43	0.36	0.14	0.07
Net realized and unrealized gain (loss)	(0.09)	0.06	0.18	(0.10)	(0.74)	(0.01)
Total from investment operations	0.09	0.44	0.61	0.26	(0.60)	0.06
Less distributions:
From net investment income	(0.18)	(0.39)	(0.44)	(0.35)	(0.13)	(0.08)
From net realized gain on investments	—	—	—	—	(0.02)	(0.92)
Total distributions	(0.18)	(0.39)	(0.44)	(0.35)	(0.15)	(1.00)
Net asset value at end of period	$9.07	$9.16	$9.11	$8.94	$9.03	$9.78
Total investment return (b)	0.96%	4.89%	7.00%	2.92%	(6.08)%	0.59%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.86%††	4.16%	4.72%	3.94%	1.45%	0.70%
Net expenses (c)	0.77%††	0.73%	0.71%	0.75%	0.76%	0.72%
Expenses (before waiver/reimbursement) (c)	0.87%††	0.75%	0.71%	0.75%	0.88%	0.77%
Portfolio turnover rate	210%(d)	441%(d)	377%	495%(d)	279%(d)	236%
Net assets at end of period (in 000’s)	$58,279	$56,973	$54,152	$54,946	$54,971	$60,444

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 207%, 436%, 495% and 271% for the for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2023 and 2022, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.23	$9.17	$9.01	$9.09	$9.85	$10.79
Net investment income (loss) (a)	0.17	0.37	0.41	0.34	0.12	0.05
Net realized and unrealized gain (loss)	(0.08)	0.06	0.17	(0.08)	(0.74)	—
Total from investment operations	0.09	0.43	0.58	0.26	(0.62)	0.05
Less distributions:
From net investment income	(0.17)	(0.37)	(0.42)	(0.34)	(0.12)	(0.07)
From net realized gain on investments	—	—	—	—	(0.02)	(0.92)
Total distributions	(0.17)	(0.37)	(0.42)	(0.34)	(0.14)	(0.99)
Net asset value at end of period	$9.15	$9.23	$9.17	$9.01	$9.09	$9.85
Total investment return (b)	0.99%	4.76%	6.60%	2.83%	(6.28)%	0.44%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.71%††	3.98%	4.52%	3.76%	1.27%	0.51%
Net expenses (c)	0.92%††	0.92%	0.92%	0.92%	0.92%	0.92%
Expenses (before waiver/reimbursement) (c)	1.37%††	1.28%	1.26%	1.27%	1.32%	1.29%
Portfolio turnover rate	210%(d)	441%(d)	377%	495%(d)	279%(d)	236%
Net assets at end of period (in 000's)	$1,743	$1,796	$1,942	$2,108	$2,396	$3,124

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 207%, 436%, 495% and 271% for the for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2023 and 2022, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Short Term Bond Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.16	$9.11	$8.95	$9.04	$9.79	$10.74
Net investment income (loss) (a)	0.19	0.41	0.46	0.41	0.16	0.10
Net realized and unrealized gain (loss)	(0.08)	0.06	0.17	(0.12)	(0.72)	(0.01)
Total from investment operations	0.11	0.47	0.63	0.29	(0.56)	0.09
Less distributions:
From net investment income	(0.19)	(0.42)	(0.47)	(0.38)	(0.17)	(0.12)
From net realized gain on investments	—	—	—	—	(0.02)	(0.92)
Total distributions	(0.19)	(0.42)	(0.47)	(0.38)	(0.19)	(1.04)
Net asset value at end of period	$9.08	$9.16	$9.11	$8.95	$9.04	$9.79
Total investment return (b)	1.26%	5.23%	7.21%	3.27%	(5.74)%	0.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.22%††	4.51%	5.04%	4.50%	1.64%	1.02%
Net expenses (c)	0.40%††	0.40%	0.40%	0.40%	0.40%	0.40%
Expenses (before waiver/reimbursement) (c)	0.61%††	0.50%	0.46%	0.48%	0.60%	0.52%
Portfolio turnover rate	210%(d)	441%(d)	377%	495%(d)	279%(d)	236%
Net assets at end of period (in 000’s)	$21,760	$32,219	$70,704	$118,981	$32,750	$45,291

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 207%, 436%, 495% and 271% for the for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2023 and 2022, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.23	$9.17	$9.00	$9.09	$9.85	$10.79
Net investment income (loss) (a)	0.17	0.36	0.41	0.33	0.11	0.03
Net realized and unrealized gain (loss)	(0.08)	0.06	0.18	(0.10)	(0.75)	(0.01)
Total from investment operations	0.09	0.42	0.59	0.23	(0.64)	0.02
Less distributions:
From net investment income	(0.17)	(0.36)	(0.42)	(0.32)	(0.10)	(0.04)
From net realized gain on investments	—	—	—	—	(0.02)	(0.92)
Total distributions	(0.17)	(0.36)	(0.42)	(0.32)	(0.12)	(0.96)
Net asset value at end of period	$9.15	$9.23	$9.17	$9.00	$9.09	$9.85
Total investment return (b)	0.96%	4.64%	6.69%	2.56%	(6.49)%	0.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.65%††	3.91%	4.47%	3.65%	1.16%	0.27%
Net expenses (c)	0.99%††	1.00%	0.96%	1.08%	1.17%	1.17%
Expenses (before waiver/reimbursement) (c)	1.09%††	1.02%	0.96%	1.08%	1.56%	1.54%
Portfolio turnover rate	210%(d)	441%(d)	377%	495%(d)	279%(d)	236%
Net assets at end of period (in 000’s)	$27	$30	$57	$44	$32	$25

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rates not including mortgage dollar rolls were 207%, 436%, 495% and 271% for the for the six months ended April 30, 2026 and for the years ended October 31, 2025, 2023 and 2022, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Short Term Bond Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI Short Term Bond Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class I	January 2, 1991
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A, Investor Class and SIMPLE Class shares are subject to a distribution and/or service fee. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income consistent with capital preservation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent

15

Notes to Financial Statements (Unaudited) (continued)
buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

16	NYLI Short Term Bond Fund

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During
17

Notes to Financial Statements (Unaudited) (continued)
the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Dollar Rolls. The Fund may enter into dollar roll transactions in which it sells mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Fund generally transfers MBS where the MBS are "to be announced," therefore, the Fund accounts for these transactions as purchases and sales.
When accounted for as purchases and sales, the securities sold in connection with the dollar rolls are removed from the portfolio and a realized gain or loss is recognized. The securities the Fund has agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future as well as by the earnings on the cash proceeds of the initial sale. Dollar rolls may be renewed without physical delivery of the securities subject to the contract. Dollar roll transactions involve certain risks, including the risk that the securities returned to the Fund at the end of the roll period, while substantially similar, could be inferior to what was initially sold to the counterparty.
(K) Debt Securities Risk.  Investments in the Fund are not guaranteed, even though some of the Fund’s underlying investments are guaranteed by the U.S. government or its agencies or instrumentalities. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule, if interest rates fall, thereby reducing the value of the Fund’s investment. If interest rates rise, less of the debt may be prepaid and the Fund may lose money. The Fund is subject to interest-rate risk and its holdings in bonds can lose principal value when interest rates rise. Bonds are also subject to credit risk, in which the bond issuer may fail to pay interest and principal in a timely manner.
The Fund may invest in foreign debt securities, which carry certain risks that are in addition to the usual risks inherent in domestic debt securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can

18	NYLI Short Term Bond Fund

experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult in value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(M) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Fund's securities as well as help manage the duration and yield curve positioning of the portfolio. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$280,760
Total Fair Value	$280,760

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Liability Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized depreciation on futures contracts (a)	$(123,364)
Total Fair Value	$(123,364)

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(118,837)
Total Net Realized Gain (Loss)	$(118,837)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$190,624
Total Net Change in Unrealized Appreciation (Depreciation)	$190,624

Average Notional Amount	Total
Futures Contracts Long	$19,332,622
Futures Contracts Short	$(18,749,329)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and NYL
19

Notes to Financial Statements (Unaudited) (continued)
Investors, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.25% up to $1 billion and 0.20% in excess of $1 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.25% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.82%; Investor Class, 0.92%; Class I, 0.40% and SIMPLE Class, 1.17%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $106,428 and waived fees and/or reimbursed expenses in the amount of $60,216 and paid the Subadvisor fees in the amount of $23,106.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Investor Class shares during the six-month period ended April 30, 2026, was $38.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended April 30, 2026, of $3,792.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$31,167	$—
Investor Class	5,385	—
Class I	14,349	—
SIMPLE Class	10	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

20	NYLI Short Term Bond Fund

(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
SIMPLE Class	$26,951	99.8%
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$78,232,374	$405,618	$(189,812)	$215,806
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $5,717,485, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$529	$5,188
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$5,105,641
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of U.S. government securities were $164,708 and $165,145, respectively. Purchases and sales of securities, other than U.S. government securities and short-term securities, were $10,792 and $20,693, respectively.
21

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	2,119,392	$19,382,331
Shares issued to shareholders in reinvestment of distributions	121,194	1,105,889
Shares redeemed	(2,043,201)	(18,686,507)
Net increase (decrease) in shares outstanding before conversion	197,385	1,801,713
Shares converted into Class A (See Note 1)	3,810	34,802
Net increase (decrease)	201,195	$1,836,515
Year ended October 31, 2025:
Shares sold	4,558,784	$41,678,864
Shares issued to shareholders in reinvestment of distributions	246,827	2,254,534
Shares redeemed	(4,540,549)	(41,487,130)
Net increase (decrease) in shares outstanding before conversion	265,062	2,446,268
Shares converted into Class A (See Note 1)	10,051	91,730
Net increase (decrease)	275,113	$2,537,998

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	12,634	$116,252
Shares issued to shareholders in reinvestment of distributions	3,493	32,135
Shares redeemed	(16,488)	(151,726)
Net increase (decrease) in shares outstanding before conversion	(361)	(3,339)
Shares converted from Investor Class (See Note 1)	(3,781)	(34,802)
Net increase (decrease)	(4,142)	$(38,141)
Year ended October 31, 2025:
Shares sold	22,542	$207,326
Shares issued to shareholders in reinvestment of distributions	8,116	74,692
Shares redeemed	(37,672)	(347,264)
Net increase (decrease) in shares outstanding before conversion	(7,014)	(65,246)
Shares converted from Investor Class (See Note 1)	(9,975)	(91,730)
Net increase (decrease)	(16,989)	$(156,976)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	905,080	$8,261,237
Shares issued to shareholders in reinvestment of distributions	57,382	524,485
Shares redeemed	(2,083,579)	(19,121,165)
Net increase (decrease)	(1,121,117)	$(10,335,443)
Year ended October 31, 2025:
Shares sold	1,115,676	$10,203,054
Shares issued to shareholders in reinvestment of distributions	297,492	2,718,224
Shares redeemed	(5,653,438)	(51,796,743)
Net increase (decrease)	(4,240,270)	$(38,875,465)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares issued to shareholders in reinvestment of distributions	57	$520
Shares redeemed	(350)	(3,242)
Net increase (decrease)	(293)	$(2,722)
Year ended October 31, 2025:
Shares sold	33	$402
Shares issued to shareholders in reinvestment of distributions	124	1,138
Shares redeemed	(3,162)	(29,101)
Net increase (decrease)	(3,005)	$(27,561)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

22	NYLI Short Term Bond Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
23

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
30

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
31

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
32

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
33

NYLI WMC Growth Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.7%
Aerospace & Defense 2.5%
Axon Enterprise, Inc. (a)	24,225	$ 9,732,636
GE Aerospace	54,573	15,822,350
		25,554,986
Automobiles 1.9%
Tesla, Inc. (a)	50,893	19,422,296
Biotechnology 0.7%
Natera, Inc. (a)	36,831	7,593,079
Broadline Retail 6.2%
Amazon.com, Inc. (a)	240,935	63,862,231
Capital Markets 4.0%
Goldman Sachs Group, Inc. (The)	4,091	3,779,143
KKR & Co., Inc.	93,451	9,750,677
MSCI, Inc.	12,623	7,465,369
Nasdaq, Inc.	82,840	7,613,824
S&P Global, Inc.	19,812	8,543,529
Tradeweb Markets, Inc., Class A	34,640	3,922,980
		41,075,522
Commercial Services & Supplies 1.0%
Waste Connections, Inc.	63,388	10,441,271
Communications Equipment 1.7%
Arista Networks, Inc. (a)	104,995	18,133,686
Electrical Equipment 0.7%
Eaton Corp. plc	12,160	5,265,401
GE Vernova, Inc.	1,528	1,655,527
		6,920,928
Entertainment 3.6%
Netflix, Inc. (a)	246,729	23,096,301
Spotify Technology SA (a)	31,805	14,202,523
		37,298,824
Financial Services 4.0%
Corpay, Inc. (a)	8,261	2,531,749
Mastercard, Inc., Class A	59,273	29,809,577
Visa, Inc., Class A	26,826	8,848,288
		41,189,614
Ground Transportation 1.0%
Uber Technologies, Inc. (a)	135,762	10,129,203
	Shares	Value

Health Care Equipment & Supplies 3.7%
IDEXX Laboratories, Inc. (a)	16,853	$ 9,451,163
Intuitive Surgical, Inc. (a)	27,430	12,552,242
Stryker Corp.	52,210	16,452,937
		38,456,342
Health Care REITs 1.9%
Welltower, Inc.	89,581	19,469,535
Hotels, Restaurants & Leisure 2.5%
DoorDash, Inc., Class A (a)	82,519	13,916,829
Hilton Worldwide Holdings, Inc.	38,643	12,523,037
		26,439,866
Interactive Media & Services 11.3%
Alphabet, Inc., Class C	241,205	92,125,838
Meta Platforms, Inc., Class A	40,585	24,834,367
		116,960,205
IT Services 2.6%
Cloudflare, Inc., Class A (a)	66,084	13,545,237
Shopify, Inc., Class A (a)	106,504	12,900,830
		26,446,067
Pharmaceuticals 4.3%
Eli Lilly & Co.	47,179	44,093,493
Professional Services 0.7%
TransUnion	108,251	7,685,821
Semiconductors & Semiconductor Equipment 25.1%
Analog Devices, Inc.	35,661	14,344,994
ARM Holdings plc, ADR (a)	18,266	3,841,705
ASML Holding NV (Registered)	7,418	10,674,428
Broadcom, Inc.	163,850	68,395,906
KLA Corp.	6,961	12,184,186
Monolithic Power Systems, Inc.	7,224	11,662,498
NVIDIA Corp.	625,739	124,878,732
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	33,565	13,293,754
		259,276,203
Software 11.2%
AppLovin Corp., Class A (a)	7,417	3,310,578
Cadence Design Systems, Inc. (a)	57,066	18,808,383
Datadog, Inc., Class A (a)	38,390	5,074,774
Intuit, Inc.	40,220	15,625,470
Microsoft Corp.	166,489	67,890,884
Palantir Technologies, Inc., Class A (a)	4,359	606,381

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Software (continued)
Samsara, Inc., Class A (a)	175,128	$ 5,033,179
		116,349,649
Specialty Retail 2.1%
Home Depot, Inc. (The)	20,452	6,724,618
Ross Stores, Inc.	25,812	5,879,715
TJX Cos., Inc. (The)	56,198	8,809,037
		21,413,370
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	181,691	49,301,853
Trading Companies & Distributors 1.2%
Fastenal Co.	288,429	12,959,115
Total Common Stocks (Cost $505,730,786)		1,020,473,159
Short-Term Investment 1.9%
Affiliated Investment Company 1.9%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	19,962,366	19,962,366
Total Short-Term Investment (Cost $19,962,366)		19,962,366
Total Investments (Cost $525,693,152)	100.6%	1,040,435,525
Other Assets, Less Liabilities	(0.6)	(5,929,535)
Net Assets	100.0%	$ 1,034,505,990

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of April 30, 2026.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 13,442	$ 95,221	$ (88,701)	$ —	$ —	$ 19,962	$ 115	$ —	19,962

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Growth Fund

Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,020,473,159	$ —	$ —	$ 1,020,473,159
Short-Term Investment
Affiliated Investment Company	19,962,366	—	—	19,962,366
Total Investments in Securities	$ 1,040,435,525	$ —	$ —	$ 1,040,435,525

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $505,730,786)	$1,020,473,159
Investment in affiliated investment companies, at value (identified cost $19,962,366)	19,962,366
Receivables:
Investment securities sold	10,200,538
Fund shares sold	234,668
Dividends	176,632
Securities lending	15
Other assets	88,963
Total assets	1,051,136,341
Liabilities
Payables:
Investment securities purchased	15,353,213
Manager (See Note 3)	550,367
Fund shares redeemed	408,980
Distribution/Service fees (See Note 3)	151,972
Transfer agent (See Note 3)	118,454
Professional fees	34,480
Custodian	6,758
Shareholder communication	3,494
Trustees	1,813
Accrued expenses	820
Total liabilities	16,630,351
Net assets	$1,034,505,990
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$18,648
Additional paid-in-capital	490,901,599
490,920,247
Total distributable earnings (loss)	543,585,743
Net assets	$1,034,505,990
Class A
Net assets applicable to outstanding shares	$696,164,852
Shares of beneficial interest outstanding	12,693,946
Net asset value per share outstanding	$54.84
Maximum sales charge (5.50% of offering price)	3.19
Maximum offering price per share outstanding	$58.03
Investor Class
Net assets applicable to outstanding shares	$63,638,794
Shares of beneficial interest outstanding	1,208,063
Net asset value per share outstanding	$52.68
Maximum sales charge (5.00% of offering price)	2.77
Maximum offering price per share outstanding	$55.45
Class C
Net assets applicable to outstanding shares	$1,947,536
Shares of beneficial interest outstanding	43,081
Net asset value and offering price per share outstanding	$45.21
Class I
Net assets applicable to outstanding shares	$117,466,404
Shares of beneficial interest outstanding	2,026,899
Net asset value and offering price per share outstanding	$57.95
Class R6
Net assets applicable to outstanding shares	$155,288,404
Shares of beneficial interest outstanding	2,676,480
Net asset value and offering price per share outstanding	$58.02

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Growth Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $29,020)	$2,407,461
Dividends-affiliated	114,891
Securities lending, net	23,296
Total income	2,545,648
Expenses
Manager (See Note 3)	3,407,489
Distribution/Service—Class A (See Note 3)	857,075
Distribution/Service—Investor Class (See Note 3)	78,907
Distribution/Service—Class C (See Note 3)	9,803
Transfer agent (See Note 3)	363,010
Professional fees	72,150
Registration	44,531
Shareholder communication	30,641
Custodian	16,428
Trustees	15,928
Miscellaneous	17,514
Total expenses before waiver/reimbursement	4,913,476
Expense waiver/reimbursement from Manager (See Note 3)	(33,617)
Net expenses	4,879,859
Net investment income (loss)	(2,334,211)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	37,198,177
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(55,016,476)
Net realized and unrealized gain (loss)	(17,818,299)
Net increase (decrease) in net assets resulting from operations	$(20,152,510)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(2,334,211)	$(4,370,049)
Net realized gain (loss)	37,198,177	36,999,206
Net change in unrealized appreciation (depreciation)	(55,016,476)	185,833,647
Net increase (decrease) in net assets resulting from operations	(20,152,510)	218,462,804
Distributions to shareholders:
Class A	(23,433,214)	(24,940,622)
Investor Class	(2,260,197)	(3,054,153)
Class B(a)	—	(62,928)
Class C	(78,806)	(88,198)
Class I	(3,878,659)	(2,296,198)
Class R6	(4,823,930)	(5,138,744)
Total distributions to shareholders	(34,474,806)	(35,580,843)
Capital share transactions:
Net proceeds from sales of shares	47,144,769	90,184,735
Net asset value of shares issued to shareholders in reinvestment of distributions	34,275,059	35,362,283
Cost of shares redeemed	(70,767,329)	(126,632,374)
Increase (decrease) in net assets derived from capital share transactions	10,652,499	(1,085,356)
Net increase (decrease) in net assets	(43,974,817)	181,796,605
Net Assets
Beginning of period	1,078,480,807	896,684,202
End of period	$1,034,505,990	$1,078,480,807

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$57.78	$47.99	$34.47	$29.94	$56.51	$42.56
Net investment income (loss) (a)	(0.14)	(0.25)	(0.19)	(0.12)	(0.19)	(0.23)
Net realized and unrealized gain (loss)	(0.95)	11.97	13.71	4.65	(14.75)	15.93
Total from investment operations	(1.09)	11.72	13.52	4.53	(14.94)	15.70
Less distributions:
From net realized gain on investments	(1.85)	(1.93)	—	—	(11.63)	(1.75)
Net asset value at end of period	$54.84	$57.78	$47.99	$34.47	$29.94	$56.51
Total investment return (b)	(1.89)%	25.04%	39.22%	15.13%	(32.66)%	37.87%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.52)%††	(0.50)%	(0.42)%	(0.34)%	(0.53)%	(0.46)%
Net expenses (c)	1.01%††	1.02%	1.03%	1.05%	1.04%	1.02%
Portfolio turnover rate	24%	38%	69%	42%	42%	53%
Net assets at end of period (in 000’s)	$696,165	$735,254	$624,627	$478,878	$453,405	$725,468

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$55.65	$46.42	$33.44	$29.12	$55.42	$41.89
Net investment income (loss) (a)	(0.21)	(0.38)	(0.30)	(0.20)	(0.29)	(0.35)
Net realized and unrealized gain (loss)	(0.91)	11.54	13.28	4.52	(14.38)	15.63
Total from investment operations	(1.12)	11.16	12.98	4.32	(14.67)	15.28
Less distributions:
From net realized gain on investments	(1.85)	(1.93)	—	—	(11.63)	(1.75)
Net asset value at end of period	$52.68	$55.65	$46.42	$33.44	$29.12	$55.42
Total investment return (b)	(2.02)%	24.66%	38.82%	14.84%	(32.86)%	37.46%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.81)%††	(0.79)%	(0.71)%	(0.62)%	(0.81)%	(0.71)%
Net expenses (c)	1.31%††	1.32%	1.32%	1.32%	1.33%	1.32%
Expenses (before waiver/reimbursement) (c)	1.39%††	1.36%	1.41%	1.50%	1.36%	1.40%
Portfolio turnover rate	24%	38%	69%	42%	42%	53%
Net assets at end of period (in 000's)	$63,639	$68,465	$73,970	$63,644	$59,377	$93,624

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$48.19	$40.73	$29.57	$25.94	$50.99	$38.95
Net investment income (loss) (a)	(0.35)	(0.65)	(0.56)	(0.40)	(0.51)	(0.67)
Net realized and unrealized gain (loss)	(0.78)	10.04	11.72	4.03	(12.91)	14.46
Total from investment operations	(1.13)	9.39	11.16	3.63	(13.42)	13.79
Less distributions:
From net realized gain on investments	(1.85)	(1.93)	—	—	(11.63)	(1.75)
Net asset value at end of period	$45.21	$48.19	$40.73	$29.57	$25.94	$50.99
Total investment return (b)	(2.39)%	23.75%	37.74%	13.99%	(33.37)%	36.42%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.56)%††	(1.54)%	(1.47)%	(1.37)%	(1.56)%	(1.46)%
Net expenses (c)	2.06%††	2.07%	2.08%	2.07%	2.08%	2.07%
Expenses (before waiver/reimbursement) (c)	2.14%††	2.11%	2.16%	2.25%	2.11%	2.15%
Portfolio turnover rate	24%	38%	69%	42%	42%	53%
Net assets at end of period (in 000’s)	$1,948	$2,040	$1,927	$1,657	$1,318	$2,880

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$60.87	$50.33	$36.05	$31.22	$58.27	$43.72
Net investment income (loss) (a)	(0.07)	(0.14)	(0.07)	(0.02)	(0.07)	0.02
Net realized and unrealized gain (loss)	(1.00)	12.61	14.35	4.85	(15.35)	16.28
Total from investment operations	(1.07)	12.47	14.28	4.83	(15.42)	16.30
Less distributions:
From net realized gain on investments	(1.85)	(1.93)	—	—	(11.63)	(1.75)
Net asset value at end of period	$57.95	$60.87	$50.33	$36.05	$31.22	$58.27
Total investment return (b)	(1.76)%	25.37%	39.61%	15.47%	(32.46)%	38.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.25)%††	(0.26)%	(0.15)%	(0.04)%	(0.20)%	0.04%
Net expenses (c)	0.76%††	0.75%	0.75%	0.75%	0.75%	0.77%
Expenses (before waiver/reimbursement) (c)	0.77%††	0.77%	0.78%	0.80%	0.79%	0.78%
Portfolio turnover rate	24%	38%	69%	42%	42%	53%
Net assets at end of period (in 000’s)	$117,466	$128,317	$60,639	$44,833	$38,498	$14,025

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Growth Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,				April 26, 2021^ through October 31,
Class R6	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$60.92	$50.36	$36.06	$31.22	$58.27	$53.43
Net investment income (loss) (a)	(0.06)	(0.10)	(0.05)	(0.01)	(0.08)	(0.19)
Net realized and unrealized gain (loss)	(0.99)	12.59	14.35	4.85	(15.34)	5.03
Total from investment operations	(1.05)	12.49	14.30	4.84	(15.42)	4.84
Less distributions:
From net realized gain on investments	(1.85)	(1.93)	—	—	(11.63)	—
Net asset value at end of period	$58.02	$60.92	$50.36	$36.06	$31.22	$58.27
Total investment return (b)	(1.74)%	25.42%	39.66%	15.50%	(32.46)%	9.06%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.21)%††	(0.20)%	(0.11)%	(0.02)%	(0.20)%	(0.37)%††
Net expenses (c)	0.71%††	0.72%	0.72%	0.73%	0.72%	0.71%††
Expenses (before waiver/reimbursement) (c)	0.71%††	0.72%	0.72%	0.73%	0.72%	0.72%††
Portfolio turnover rate	24%	38%	69%	42%	42%	53%
Net assets at end of period (in 000’s)	$155,288	$144,405	$134,115	$121,645	$133,867	$152,039

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC Growth Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	August 7, 2006
Investor Class	January 18, 2013
Class C	January 18, 2013
Class I	November 2, 2009
Class R6	April 26, 2021
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

12	NYLI WMC Growth Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant
13

Notes to Financial Statements (Unaudited) (continued)
amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any

14	NYLI WMC Growth Fund

borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Wellington, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.70% up to $500 million; 0.65% from $500 million to $1 billion; 0.625% from $1 billion to $2 billion; and 0.60% in excess of $2 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.67% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.75% of its average daily net assets. In addition, New York Life Investment Management will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $3,407,489 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $33,617 and paid the Subadvisor fees in the amount of $1,396,211.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual
15

Notes to Financial Statements (Unaudited) (continued)
rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $14,581 and $1,208, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended April 30, 2026, of $865.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$189,339	$—
Investor Class	134,227	(23,759)
Class C	4,173	(742)
Class I	32,406	—
Class R6	2,865	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class R6	$36,605	0.0%‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$528,084,081	$537,416,517	$(25,065,073)	$512,351,444
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Long-Term Capital Gains	$35,580,843
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the

16	NYLI WMC Growth Fund

agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $242,436 and $264,382, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. During the six-month period ended April 30, 2026, such purchases were $5,028.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	162,167	$8,685,071
Shares issued to shareholders in reinvestment of distributions	419,915	23,246,493
Shares redeemed	(630,094)	(33,876,239)
Net increase (decrease) in shares outstanding before conversion	(48,012)	(1,944,675)
Shares converted into Class A (See Note 1)	17,571	932,952
Shares converted from Class A (See Note 1)	(1,760)	(97,377)
Net increase (decrease)	(32,201)	$(1,109,100)
Year ended October 31, 2025:
Shares sold	325,810	$16,538,594
Shares issued to shareholders in reinvestment of distributions	496,789	24,740,096
Shares redeemed	(1,463,042)	(73,711,653)
Net increase (decrease) in shares outstanding before conversion	(640,443)	(32,432,963)
Shares converted into Class A (See Note 1)	351,184	18,276,418
Shares converted from Class A (See Note 1)	(406)	(19,405)
Net increase (decrease)	(289,665)	$(14,175,950)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	5,589	$288,144
Shares issued to shareholders in reinvestment of distributions	42,306	2,252,359
Shares redeemed	(52,575)	(2,723,559)
Net increase (decrease) in shares outstanding before conversion	(4,680)	(183,056)
Shares converted into Investor Class (See Note 1)	240	12,489
Shares converted from Investor Class (See Note 1)	(17,796)	(908,084)
Net increase (decrease)	(22,236)	$(1,078,651)
Year ended October 31, 2025:
Shares sold	17,820	$862,021
Shares issued to shareholders in reinvestment of distributions	63,247	3,042,195
Shares redeemed	(113,059)	(5,478,617)
Net increase (decrease) in shares outstanding before conversion	(31,992)	(1,574,401)
Shares converted into Investor Class (See Note 1)	4,414	212,964
Shares converted from Investor Class (See Note 1)	(335,645)	(16,896,109)
Net increase (decrease)	(363,223)	$(18,257,546)

17

Notes to Financial Statements (Unaudited) (continued)
Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares sold	34	$1,437
Shares issued to shareholders in reinvestment of distributions	1,499	62,928
Shares redeemed	(1,425)	(59,538)
Net increase (decrease) in shares outstanding before conversion	108	4,827
Shares converted from Class B	(34,614)	(1,463,174)
Net increase (decrease)	(34,506)	$(1,458,347)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	8,488	$383,565
Shares issued to shareholders in reinvestment of distributions	1,720	78,806
Shares redeemed	(8,619)	(382,678)
Net increase (decrease) in shares outstanding before conversion	1,589	79,693
Shares converted from Class C (See Note 1)	(837)	(37,357)
Net increase (decrease)	752	$42,336
Year ended October 31, 2025:
Shares sold	7,357	$302,373
Shares issued to shareholders in reinvestment of distributions	2,103	88,198
Shares redeemed	(11,799)	(502,562)
Net increase (decrease) in shares outstanding before conversion	(2,339)	(111,991)
Shares converted from Class C (See Note 1)	(2,641)	(110,694)
Net increase (decrease)	(4,980)	$(222,685)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	125,551	$7,037,923
Shares issued to shareholders in reinvestment of distributions	66,281	3,873,471
Shares redeemed	(274,712)	(15,525,075)
Net increase (decrease) in shares outstanding before conversion	(82,880)	(4,613,681)
Shares converted into Class I (See Note 1)	1,669	97,377
Net increase (decrease)	(81,211)	$(4,516,304)
Year ended October 31, 2025:
Shares sold	1,227,754	$66,897,403
Shares issued to shareholders in reinvestment of distributions	43,755	2,290,122
Shares redeemed	(368,193)	(20,023,201)
Net increase (decrease)	903,316	$49,164,324

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	541,149	$30,750,066
Shares issued to shareholders in reinvestment of distributions	82,460	4,823,930
Shares redeemed	(317,360)	(18,259,778)
Net increase (decrease)	306,249	$17,314,218
Year ended October 31, 2025:
Shares sold	109,071	$5,582,907
Shares issued to shareholders in reinvestment of distributions	98,105	5,138,744
Shares redeemed	(500,046)	(26,856,803)
Net increase (decrease)	(292,870)	$(16,135,152)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

18	NYLI WMC Growth Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
19

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

20

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
21

history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
28

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
29

NYLI WMC International Research Equity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 97.9%
Australia 3.4%
Anglogold Ashanti plc (Metals & Mining)	11,087	$ 1,039,184
ANZ Group Holdings Ltd. (Banks)	61,674	1,627,340
Challenger Ltd. (Financial Services)	45,835	281,811
Evolution Mining Ltd. (Metals & Mining)	124,784	1,069,075
Glencore plc (Metals & Mining)	357,409	2,761,463
Macquarie Group Ltd. (Capital Markets)	5,571	942,869
National Australia Bank Ltd. (Banks)	30,659	880,269
Orora Ltd. (Containers & Packaging) (a)	128,612	121,298
QBE Insurance Group Ltd. (Insurance)	27,353	439,937
Suncorp Group Ltd. (Insurance)	33,852	417,001
		9,580,247
Austria 1.3%
BAWAG Group AG (Banks) (b)	12,553	2,146,573
Erste Group Bank AG (Banks)	13,130	1,451,624
		3,598,197
Belgium 2.3%
Anheuser-Busch InBev SA/NV (Beverages)	24,096	1,821,249
KBC Group NV (Banks)	24,152	3,210,184
UCB SA (Pharmaceuticals) (c)	5,363	1,455,239
		6,486,672
Brazil 2.6%
B3 SA - Brasil Bolsa Balcao (Capital Markets)	227,916	829,865
Banco Santander Brasil SA (Banks)	217,810	1,277,354
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Water Utilities)	287,695	1,925,985
Inter & Co., Inc., Class A (Banks)	75,829	575,542
MercadoLibre, Inc. (Broadline Retail) (c)	1,221	2,188,801
Petroleo Brasileiro SA - Petrobras (Oil, Gas & Consumable Fuels)	56,100	620,048
		7,417,595
Canada 2.6%
Barrick Mining Corp. (Metals & Mining)	32,810	1,289,115
Descartes Systems Group, Inc. (The) (Software) (c)	4,613	332,845
Hemlo Mining Corp. (Metals & Mining) (c)	66,657	257,628
iA Financial Corp., Inc. (Insurance)	8,822	1,135,394
Kinross Gold Corp. (Metals & Mining)	32,359	980,287
Methanex Corp. (Chemicals)	8,629	564,615
Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	28,808	1,340,987
Shopify, Inc., Class A (IT Services) (c)	12,188	1,479,411
		7,380,282
	Shares	Value

Chile 0.7%
Antofagasta plc (Metals & Mining)	13,981	$ 675,280
Lundin Mining Corp. (Metals & Mining)	51,233	1,314,817
		1,990,097
China 5.9%
Alibaba Group Holding Ltd. (Broadline Retail)	196,916	3,167,752
China Construction Bank Corp., Class H (Banks)	503,000	563,848
China Merchants Bank Co. Ltd., Class H (Banks)	205,522	1,235,887
Eastroc Beverage Group Co. Ltd., Class H (Beverages) (c)	9,469	244,447
ENN Energy Holdings Ltd. (Gas Utilities)	188,559	1,470,917
GenFleet Therapeutics Shanghai, Inc., Class H (Biotechnology) (c)	55,600	306,235
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Pharmaceuticals) (a)	70,600	585,892
People's Insurance Co. Group of China Ltd. (The), Class H (Insurance)	1,209,343	821,411
Pony AI, Inc., ADR (Software) (a)(c)	19,471	192,179
Tencent Holdings Ltd. (Interactive Media & Services)	100,876	6,024,870
Weichai Power Co. Ltd., Class H (Machinery)	239,557	1,181,804
Yadea Group Holdings Ltd. (Automobiles) (b)	240,936	370,056
Zhongsheng Group Holdings Ltd. (Specialty Retail)	271,619	246,217
		16,411,515
Denmark 0.7%
DSV A/S (Air Freight & Logistics)	5,976	1,462,757
Novo Nordisk A/S, Class B (Pharmaceuticals)	10,595	453,027
		1,915,784
Finland 0.3%
Metso OYJ (Machinery)	29,948	515,979
Stora Enso OYJ, Class R (Paper & Forest Products)	20,614	228,872
		744,851
France 9.4%
Air Liquide SA (Chemicals)	6,386	1,372,172
Airbus SE (Aerospace & Defense)	6,827	1,401,228
Arkema SA (Chemicals)	5,888	428,448
AXA SA (Insurance)	13,629	654,863
Ayvens SA (Ground Transportation) (b)	69,742	939,669

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
France (continued)
Bureau Veritas SA (Professional Services)	31,835	$ 973,684
Cie de Saint-Gobain SA (Building Products)	12,345	1,124,903
Engie SA (Multi-Utilities)	88,761	2,924,174
JCDecaux SE (Media)	37,781	838,058
Kering SA (Textiles, Apparel & Luxury Goods)	3,673	1,002,911
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	269	142,512
Orange SA (Diversified Telecommunication Services)	46,768	975,382
Pernod Ricard SA (Beverages)	9,172	676,455
Renault SA (Automobiles)	15,737	549,844
Rexel SA (Trading Companies & Distributors)	30,104	1,263,457
Societe Generale SA (Banks)	22,920	1,841,040
Thales SA (Aerospace & Defense)	2,100	576,485
TotalEnergies SE (Oil, Gas & Consumable Fuels)	51,311	4,774,935
Unibail-Rodamco-Westfield (Retail REITs)	20,025	2,423,091
Valeo SE (Automobile Components)	29,298	366,722
Vinci SA (Construction & Engineering)	7,735	1,166,547
		26,416,580
Germany 3.7%
Allianz SE (Registered) (Insurance)	2,502	1,142,288
Aumovio SE (Automobile Components) (c)	11,980	518,123
Brenntag SE (Trading Companies & Distributors)	6,652	484,666
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	35,578	1,151,216
E.ON SE (Multi-Utilities)	119,907	2,658,368
Rheinmetall AG (Aerospace & Defense)	145	230,729
SAP SE (Software)	2,055	350,924
Siemens AG (Registered) (Industrial Conglomerates)	8,278	2,453,643
Talanx AG (Insurance)	10,791	1,404,533
		10,394,490
Hong Kong 2.5%
AIA Group Ltd. (Insurance)	164,653	1,787,901
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	9,000	473,872
Hongkong Land Holdings Ltd. (Real Estate Management & Development)	178,014	1,404,530
Prudential plc (Insurance)	130,784	1,954,048
	Shares	Value

Hong Kong (continued)
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	73,174	$ 1,268,692
Zijin Gold International Co. Ltd. (Metals & Mining) (a)(c)	6,328	121,834
		7,010,877
Hungary 0.9%
OTP Bank Nyrt. (Banks)	18,586	2,491,769
India 1.4%
ABB India Ltd. (Electrical Equipment)	4,087	311,325
HDFC Bank Ltd. (Banks)	13,706	111,437
HDFC Bank Ltd., ADR (Banks)	54,408	1,382,507
ICICI Bank Ltd., Sponsored ADR (Banks)	11,293	300,281
IDFC First Bank Ltd. (Banks)	906,414	665,053
Larsen & Toubro Ltd. (Construction & Engineering)	6,473	273,750
Mahindra & Mahindra Ltd. (Automobiles)	16,045	523,627
SBI Life Insurance Co. Ltd. (Insurance) (b)	11,982	229,632
		3,797,612
Indonesia 0.2%
Bank Central Asia Tbk. PT (Banks)	1,554,271	525,274
Ireland 0.5%
AIB Group plc (Banks)	125,130	1,438,923
Israel 0.9%
Bank Leumi Le-Israel BM (Banks)	67,237	1,701,140
Phoenix Financial Ltd. (Insurance)	3,778	227,237
Wix.com Ltd. (IT Services) (c)	7,172	535,677
		2,464,054
Italy 1.5%
Coca-Cola HBC AG (Beverages)	9,872	574,946
FinecoBank Banca Fineco SpA (Banks)	77,304	1,912,543
UniCredit SpA (Banks)	23,202	1,786,900
		4,274,389
Japan 13.6%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	15,925	2,874,648
Asics Corp. (Textiles, Apparel & Luxury Goods)	58,432	1,654,183
Capcom Co. Ltd. (Entertainment)	25,311	534,012
Chiba Bank Ltd. (The) (Banks)	36,102	501,330
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	21,763	1,128,220

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC International Research Equity Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
Daiichi Life Group, Inc. (Insurance)	59,568	$ 547,909
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	59,713	987,302
FANUC Corp. (Machinery)	9,870	433,434
Fukuoka Financial Group, Inc. (Banks)	17,370	710,866
Hachijuni Bank Ltd. (The) (Banks)	40,491	548,700
Hitachi Construction Machinery Co. Ltd. (Machinery)	16,220	566,931
Hitachi Ltd. (Industrial Conglomerates)	62,868	1,960,471
Hokuhoku Financial Group, Inc. (Banks)	10,602	403,005
Honda Motor Co. Ltd. (Automobiles)	69,162	559,507
Isuzu Motors Ltd. (Automobiles)	55,783	764,654
Kajima Corp. (Construction & Engineering)	24,921	973,727
Kansai Electric Power Co., Inc. (The) (Electric Utilities)	77,857	1,246,020
Keiyo Bank Ltd. (The) (Banks) (a)	17,100	237,131
Keyence Corp. (Electronic Equipment, Instruments & Components)	2,501	1,139,033
Koito Manufacturing Co. Ltd. (Automobile Components)	38,450	624,562
Komatsu Ltd. (Machinery)	22,200	929,804
Kyoto Financial Group, Inc. (Banks) (a)	24,200	670,251
Kyushu Financial Group, Inc. (Banks) (a)	31,200	254,694
M3, Inc. (Health Care Technology) (a)	70,677	678,983
MISUMI Group, Inc. (Machinery)	62,721	1,437,870
Mitsubishi Corp. (Trading Companies & Distributors)	9,637	307,168
Mitsubishi Electric Corp. (Electrical Equipment)	7,798	310,366
Mitsui & Co. Ltd. (Trading Companies & Distributors)	14,089	530,604
Mizuho Financial Group, Inc. (Banks)	66,747	2,865,915
Nintendo Co. Ltd. (Entertainment)	17,700	869,087
Otsuka Holdings Co. Ltd. (Pharmaceuticals)	14,892	1,084,404
Pan Pacific International Holdings Corp. (Broadline Retail)	70,244	399,061
Shin-Etsu Chemical Co. Ltd. (Chemicals)	29,816	1,380,005
Shionogi & Co. Ltd. (Pharmaceuticals)	17,300	350,299
SMC Corp. (Machinery)	1,598	776,570
Sompo Holdings, Inc. (Insurance)	18,807	696,395
Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	66,600	2,060,259
Sumitomo Rubber Industries Ltd. (Automobile Components) (a)	22,015	283,985
Suzuki Motor Corp. (Automobiles)	40,860	456,349
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	9,074	2,572,865
	Shares	Value

Japan (continued)
Toray Industries, Inc. (Chemicals)	43,861	$ 314,063
Toyoda Gosei Co. Ltd. (Automobile Components)	13,290	392,787
		38,017,429
Netherlands 4.1%
Adyen NV (Financial Services) (b)(c)	424	476,976
Arcadis NV (Professional Services)	34,055	1,454,859
Argenx SE (Biotechnology) (c)	2,058	1,613,468
Argenx SE, ADR (Biotechnology) (c)	413	322,850
ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,448	6,381,411
IMCD NV (Trading Companies & Distributors) (a)(c)	3,328	391,177
NN Group NV (Insurance)	9,533	831,299
		11,472,040
Nigeria 0.4%
Airtel Africa plc (Wireless Telecommunication Services) (b)	244,575	1,180,128
Norway 0.1%
Storebrand ASA (Insurance)	13,734	264,905
Portugal 0.7%
Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	84,562	2,030,577
Republic of Korea 6.8%
Coupang, Inc. (Broadline Retail) (c)	72,475	1,448,051
Doosan Enerbility Co. Ltd. (Electrical Equipment) (c)	5,876	503,533
Hana Financial Group, Inc. (Banks)	12,843	1,107,484
Hanwha Aerospace Co. Ltd. (Aerospace & Defense)	500	477,683
Hyosung Heavy Industries Corp. (Electrical Equipment)	139	366,618
Hyundai Rotem Co. Ltd. (Machinery)	2,099	379,977
KT Corp. (Diversified Telecommunication Services)	29,235	1,200,385
LG Chem Ltd. (Chemicals)	2,684	718,412
LIG Defense & Aerospace Co. Ltd. (Aerospace & Defense)	324	205,558
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	47,773	7,102,175
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Republic of Korea (continued)
SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	6,229	$ 5,400,818
		18,910,694
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (c)(d)	11,171	—
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (c)(d)	80,528	—
		—
Singapore 2.0%
DBS Group Holdings Ltd. (Banks)	44,339	2,037,894
Grab Holdings Ltd., Class A (Ground Transportation) (c)	453,375	1,731,893
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	483,867	1,744,932
		5,514,719
South Africa 1.2%
Anglo American plc (Metals & Mining)	53,521	2,612,001
Discovery Ltd. (Insurance)	24,213	375,634
Harmony Gold Mining Co. Ltd. (Metals & Mining)	29,877	472,472
		3,460,107
Spain 0.8%
Industria de Diseno Textil SA (Specialty Retail) (a)	38,900	2,309,229
Sweden 0.7%
Sandvik AB (Machinery) (a)	31,913	1,324,185
Telia Co. AB (Diversified Telecommunication Services)	120,898	631,939
		1,956,124
Switzerland 2.4%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	14,209	2,700,501
DSM-Firmenich AG (Chemicals)	2,317	172,842
Galderma Group AG (Pharmaceuticals)	5,837	1,223,652
UBS Group AG (Registered) (Capital Markets)	57,331	2,531,413
		6,628,408
	Shares	Value

Taiwan 7.7%
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,000	$ 2,599,852
Chroma ATE, Inc. (Electronic Equipment, Instruments & Components)	33,952	2,271,718
CTBC Financial Holding Co. Ltd. (Banks)	624,680	1,031,127
Nan Ya Plastics Corp. (Chemicals)	132,719	375,313
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	227,621	15,337,810
		21,615,820
Thailand 0.0% ‡
PTT Global Chemical PCL (Chemicals)	45,700	55,377
United Arab Emirates 0.7%
Aldar Properties PJSC (Real Estate Management & Development)	180,380	378,626
Emirates NBD Bank PJSC (Banks)	194,637	1,536,705
		1,915,331
United Kingdom 11.9%
Admiral Group plc (Insurance)	13,142	604,087
AstraZeneca plc (Pharmaceuticals)	17,321	3,287,481
BAE Systems plc (Aerospace & Defense)	49,208	1,367,654
British American Tobacco plc (Tobacco)	65,390	3,846,581
BT Group plc (Diversified Telecommunication Services)	274,796	809,742
Croda International plc (Chemicals)	5,090	197,328
easyJet plc (Passenger Airlines)	44,679	213,762
GSK plc (Pharmaceuticals)	96,455	2,531,178
Hikma Pharmaceuticals plc (Pharmaceuticals)	27,180	517,238
Hiscox Ltd. (Insurance)	50,061	1,054,505
HSBC Holdings plc (Banks)	103,871	1,906,710
ICG plc (Capital Markets)	15,786	389,876
Imperial Brands plc (Tobacco)	52,452	1,999,187
Inchcape plc (Distributors)	71,631	805,313
London Stock Exchange Group plc (Capital Markets)	10,200	1,325,507
Marks & Spencer Group plc (Consumer Staples Distribution & Retail)	114,983	516,485
Next plc (Broadline Retail)	5,927	1,044,036
Reckitt Benckiser Group plc (Household Products)	21,326	1,357,525
Rolls-Royce Holdings plc (Aerospace & Defense)	72,491	1,165,950
Shawbrook Group plc (Banks) (b)(c)	156,022	696,367

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC International Research Equity Fund

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Smiths Group plc (Industrial Conglomerates)	27,252	$ 943,396
SSE plc (Electric Utilities)	38,188	1,372,378
Standard Chartered plc (Banks)	71,949	1,823,767
Tesco plc (Consumer Staples Distribution & Retail)	431,281	2,828,986
Wise plc, Class A (Financial Services) (c)	39,854	570,242
		33,175,281
United States 3.7%
CyberArk Software Ltd. (Software)	1,785	80,325
Experian plc (Professional Services)	9,657	353,355
Novartis AG (Registered) (Pharmaceuticals)	9,502	1,409,460
QIAGEN NV (Life Sciences Tools & Services)	25,506	869,166
Roche Holding AG (Pharmaceuticals)	2,709	1,103,917
Shell plc (Oil, Gas & Consumable Fuels)	119,203	5,394,955
Spotify Technology SA (Entertainment) (c)	2,423	1,081,991
		10,293,169
Zambia 0.3%
First Quantum Minerals Ltd. (Metals & Mining) (c)	31,722	776,732
Total Common Stocks (Cost $233,849,831)		273,915,278
Exchange-Traded Fund 0.9%
United States 0.9%
iShares MSCI ACWI ex U.S. ETF	34,172	2,516,084
Total Exchange-Traded Fund (Cost $2,514,256)		2,516,084
Short-Term Investments 2.2%
Affiliated Investment Company 0.7%
United States 0.7%
NYLI U.S. Government Liquidity Fund, 3.536% (e)	1,866,115	1,866,115
	Shares	Value

Unaffiliated Investment Company 1.5%
United States 1.5%
Invesco Government & Agency Portfolio, 3.659% (e)(f)	4,253,016	$ 4,253,016
Total Short-Term Investments (Cost $6,119,131)		6,119,131
Total Investments (Cost $242,483,218)	101.0%	282,550,493
Other Assets, Less Liabilities	(1.0)	(2,815,069)
Net Assets	100.0%	$ 279,735,424

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $5,181,528; the total market value of collateral held by the Fund was $5,406,129. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,153,113. The Fund received cash collateral with a value of $4,253,016. (See Note 2(J))
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of April 30, 2026.
(f)	Represents a security purchased with cash collateral received for securities on loan.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 6,904	$ 35,050	$ (40,088)	$ —	$ —	$ 1,866	$ 14	$ —	1,866

Abbreviation(s):
ACWI—All Country World Index
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PCL—Provision for Credit Losses
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 273,915,278	$ —	$ —	$ 273,915,278
Exchange-Traded Fund	2,516,084	—	—	2,516,084
Short-Term Investments
Affiliated Investment Company	1,866,115	—	—	1,866,115
Unaffiliated Investment Company	4,253,016	—	—	4,253,016
Total Short-Term Investments	6,119,131	—	—	6,119,131
Total Investments in Securities	$ 282,550,493	$ —	$ —	$ 282,550,493

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC International Research Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Aerospace & Defense	$5,425,287	1.9%
Air Freight & Logistics	1,462,757	0.5
Automobile Components	2,186,179	0.8
Automobiles	3,224,037	1.2
Banks	43,457,434	15.5
Beverages	3,317,097	1.2
Biotechnology	2,242,553	0.8
Broadline Retail	8,247,701	3.0
Building Products	1,124,903	0.4
Capital Markets	6,493,402	2.3
Chemicals	5,578,575	2.0
Construction & Engineering	2,414,024	0.9
Consumer Staples Distribution & Retail	5,376,048	1.9
Containers & Packaging	121,298	0.0‡
Distributors	805,313	0.3
Diversified Telecommunication Services	6,513,596	2.3
Electric Utilities	2,618,398	0.9
Electrical Equipment	1,491,842	0.5
Electronic Equipment, Instruments & Components	3,410,751	1.2
Entertainment	2,485,090	0.9
Exchange-Traded Fund	2,516,084	0.9
Financial Services	1,329,029	0.5
Gas Utilities	1,470,917	0.5
Ground Transportation	2,671,562	1.0
Health Care Technology	678,983	0.2
Household Products	1,357,525	0.5
Industrial Conglomerates	5,357,510	1.9
Insurance	14,588,979	5.2
Interactive Media & Services	6,024,870	2.2
IT Services	2,015,088	0.7
Life Sciences Tools & Services	869,166	0.3
Machinery	7,546,554	2.7
Media	838,058	0.3
Metals & Mining	13,369,888	4.8
Multi-Utilities	5,582,542	2.0
Oil, Gas & Consumable Fuels	12,130,925	4.3
Paper & Forest Products	228,872	0.1
Passenger Airlines	213,762	0.1
Pharmaceuticals	16,117,309	5.8
Professional Services	2,781,898	1.0
Real Estate Management & Development	5,112,107	1.8
Retail REITs	2,423,091	0.9
Semiconductors & Semiconductor Equipment	35,167,404	12.6
	Value	Percent †^
Software	$956,273	0.3%
Specialty Retail	2,555,446	0.9
Technology Hardware, Storage & Peripherals	7,102,175	2.5
Textiles, Apparel & Luxury Goods	5,500,107	2.0
Tobacco	5,845,768	2.1
Trading Companies & Distributors	2,977,072	1.1
Water Utilities	1,925,985	0.7
Wireless Telecommunication Services	1,180,128	0.4
	276,431,362	98.8
Short-Term Investments	6,119,131	2.2
Other Assets, Less Liabilities	(2,815,069)	(1.0)
Net Assets	$279,735,424	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
‡     Less than one-tenth of a percent
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $240,617,103) including securities on loan of $5,181,528	$280,684,378
Investment in affiliated investment companies, at value (identified cost $1,866,115)	1,866,115
Cash	77,560
Cash denominated in foreign currencies (identified cost $476,724)	477,515
Receivables:
Dividends	1,549,032
Investment securities sold	1,048,108
Fund shares sold	383,161
Securities lending	5,167
Foreign capital gains tax (See Note 2)	2,052
Other assets	43,848
Total assets	286,136,936
Liabilities
Cash collateral received for securities on loan	4,253,016
Payables:
Investment securities purchased	1,889,399
Manager (See Note 3)	153,413
Fund shares redeemed	38,904
Professional fees	25,484
Custodian	25,263
Transfer agent (See Note 3)	7,156
Distribution/Service fees (See Note 3)	4,347
Shareholder communication	4,208
Trustees	60
Accrued expenses	262
Total liabilities	6,401,512
Net assets	$279,735,424
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$24,833
Additional paid-in-capital	285,464,570
285,489,403
Total distributable earnings (loss)	(5,753,979)
Net assets	$279,735,424
Class A
Net assets applicable to outstanding shares	$17,637,450
Shares of beneficial interest outstanding	1,576,017
Net asset value per share outstanding	$11.19
Maximum sales charge (5.50% of offering price)	0.65
Maximum offering price per share outstanding	$11.84
Investor Class
Net assets applicable to outstanding shares	$2,009,275
Shares of beneficial interest outstanding	180,313
Net asset value per share outstanding	$11.14
Maximum sales charge (5.00% of offering price)	0.59
Maximum offering price per share outstanding	$11.73
Class C
Net assets applicable to outstanding shares	$463,551
Shares of beneficial interest outstanding	42,148
Net asset value and offering price per share outstanding	$11.00
Class I
Net assets applicable to outstanding shares	$259,625,148
Shares of beneficial interest outstanding	23,034,377
Net asset value and offering price per share outstanding	$11.27

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC International Research Equity Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $202,334)	$2,766,640
Securities lending, net	20,698
Dividends-affiliated	14,447
Total income	2,801,785
Expenses
Manager (See Note 3)	923,752
Custodian	67,796
Professional fees	62,986
Registration	31,301
Transfer agent (See Note 3)	30,745
Distribution/Service—Class A (See Note 3)	19,703
Distribution/Service—Investor Class (See Note 3)	2,493
Distribution/Service—Class C (See Note 3)	2,287
Shareholder communication	12,102
Trustees	3,438
Miscellaneous	6,153
Total expenses before waiver/reimbursement	1,162,756
Expense waiver/reimbursement from Manager (See Note 3)	(70,008)
Net expenses	1,092,748
Net investment income (loss)	1,709,037
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions(a)	21,245,656
Foreign currency transactions	(114,271)
Net realized gain (loss)	21,131,385
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments(b)	6,783,745
Translation of other assets and liabilities in foreign currencies	38,523
Net change in unrealized appreciation (depreciation)	6,822,268
Net realized and unrealized gain (loss)	27,953,653
Net increase (decrease) in net assets resulting from operations	$29,662,690

(a)	Realized gain (loss) on security transactions recorded net of foreign capital gains tax in the amount of $(38,728).
(b)	Net change in unrealized appreciation (depreciation) on investments recorded net of foreign capital gains tax in the amount of $78,391.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,709,037	$4,149,009
Net realized gain (loss)	21,131,385	28,291,785
Net change in unrealized appreciation (depreciation)	6,822,268	25,410,644
Net increase (decrease) in net assets resulting from operations	29,662,690	57,851,438
Distributions to shareholders:
Class A	(396,183)	(152,355)
Investor Class	(40,941)	(19,459)
Class C	(7,007)	(357)
Class I	(6,044,704)	(3,464,568)
Total distributions to shareholders	(6,488,835)	(3,636,739)
Capital share transactions:
Net proceeds from sales of shares	37,763,727	30,129,532
Net asset value of shares issued to shareholders in reinvestment of distributions	6,478,666	3,632,031
Cost of shares redeemed	(20,399,535)	(59,219,378)
Increase (decrease) in net assets derived from capital share transactions	23,842,858	(25,457,815)
Net increase (decrease) in net assets	47,016,713	28,756,884
Net Assets
Beginning of period	232,718,711	203,961,827
End of period	$279,735,424	$232,718,711
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI WMC International Research Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.18	$7.93	$6.52	$5.90	$8.16	$6.40
Net investment income (loss) (a)	0.06	0.15	0.13	0.11	0.12	0.09
Net realized and unrealized gain (loss)	1.23	2.22	1.41	0.62	(2.18)	1.81
Total from investment operations	1.29	2.37	1.54	0.73	(2.06)	1.90
Less distributions:
From net investment income	(0.28)	(0.12)	(0.13)	(0.11)	(0.20)	(0.14)
Net asset value at end of period	$11.19	$10.18	$7.93	$6.52	$5.90	$8.16
Total investment return (b)	12.85%	30.49%	23.87%	12.34%	(25.89)%	29.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.15%††	1.70%	1.70%	1.60%	1.67%	1.09%
Net expenses (c)	1.13%††	1.13%	1.14%	1.15%	1.15%(d)	1.31%(d)
Expenses (before waiver/reimbursement) (c)	1.17%††	1.19%	1.21%	1.21%	1.19%(d)	1.31%(d)
Portfolio turnover rate	58%	109%	101%	85%	65%	117%
Net assets at end of period (in 000’s)	$17,637	$13,800	$10,192	$9,866	$10,371	$15,492

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	1.15%	0.00%(e)
October 31, 2021	1.30%	0.01%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.12	$7.87	$6.48	$5.87	$8.11	$6.36
Net investment income (loss) (a)	0.04	0.12	0.10	0.08	0.09	0.05
Net realized and unrealized gain (loss)	1.22	2.22	1.39	0.62	(2.16)	1.82
Total from investment operations	1.26	2.34	1.49	0.70	(2.07)	1.87
Less distributions:
From net investment income	(0.24)	(0.09)	(0.10)	(0.09)	(0.17)	(0.12)
Net asset value at end of period	$11.14	$10.12	$7.87	$6.48	$5.87	$8.11
Total investment return (b)	12.66%	30.05%	23.26%	11.84%	(26.07)%	29.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.72%††	1.37%	1.30%	1.23%	1.35%	0.64%
Net expenses (c)	1.50%††	1.52%	1.53%	1.52%	1.46%(d)	1.63%(d)
Expenses (before waiver/reimbursement) (c)	1.54%††	1.64%	1.63%	1.59%	1.50%(d)	1.63%(d)
Portfolio turnover rate	58%	109%	101%	85%	65%	117%
Net assets at end of period (in 000's)	$2,009	$1,749	$1,727	$1,597	$1,624	$2,487

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	1.46%	0.00%(e)
October 31, 2021	1.62%	0.01%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI WMC International Research Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.94	$7.71	$6.32	$5.70	$7.87	$6.16
Net investment income (loss) (a)	(0.00)‡	0.05	0.04	0.03	0.04	0.00‡
Net realized and unrealized gain (loss)	1.21	2.18	1.37	0.60	(2.11)	1.76
Total from investment operations	1.21	2.23	1.41	0.63	(2.07)	1.76
Less distributions:
From net investment income	(0.15)	(0.00)‡	(0.02)	(0.01)	(0.10)	(0.05)
Net asset value at end of period	$11.00	$9.94	$7.71	$6.32	$5.70	$7.87
Total investment return (b)	12.33%	28.99%	22.31%	11.10%	(26.65)%	28.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.05)%††	0.59%	0.54%	0.49%	0.56%	0.01%
Net expenses (c)	2.25%††	2.27%	2.28%	2.27%	2.21%(d)	2.38%(d)
Expenses (before waiver/reimbursement) (c)	2.29%††	2.39%	2.38%	2.34%	2.25%(d)	2.38%(d)
Portfolio turnover rate	58%	109%	101%	85%	65%	117%
Net assets at end of period (in 000’s)	$464	$416	$731	$1,325	$2,458	$5,340

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	2.21%	0.00%(e)
October 31, 2021	2.37%	0.01%

(e)	Less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$10.27	$7.99	$6.57	$5.95	$8.22	$6.45
Net investment income (loss) (a)	0.08	0.17	0.15	0.13	0.14	0.10
Net realized and unrealized gain (loss)	1.22	2.25	1.42	0.62	(2.19)	1.83
Total from investment operations	1.30	2.42	1.57	0.75	(2.05)	1.93
Less distributions:
From net investment income	(0.30)	(0.14)	(0.15)	(0.13)	(0.22)	(0.16)
Net asset value at end of period	$11.27	$10.27	$7.99	$6.57	$5.95	$8.22
Total investment return (b)	13.00%	30.87%	24.21%	12.58%	(25.61)%	30.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.41%††	1.98%	2.00%	1.87%	1.95%	1.26%
Net expenses (c)	0.86%††	0.86%	0.86%	0.86%	0.86%(d)	1.06%(d)
Expenses (before waiver/reimbursement) (c)	0.92%††	0.94%	0.96%	0.96%	0.94%(d)	1.08%(d)
Portfolio turnover rate	58%	109%	101%	85%	65%	117%
Net assets at end of period (in 000’s)	$259,625	$216,754	$191,311	$133,527	$147,559	$207,352

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The expense ratios presented below show the impact of short sales expense:

Year Ended	Net Expenses (excluding short sale expenses)	Short Sales Expenses
October 31, 2022	0.86%	0.00%(e)
October 31, 2021	1.05%	0.01%

(e)	Less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI WMC International Research Equity Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC International Research Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 28, 2007
Investor Class	February 28, 2008
Class C	September 28, 2007
Class I	September 28, 2007
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent

17

Notes to Financial Statements (Unaudited) (continued)
buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.

18	NYLI WMC International Research Equity Fund

Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of
19

Notes to Financial Statements (Unaudited) (continued)
shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and

20	NYLI WMC International Research Equity Fund

less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Wellington, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.75% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: 1.18% for Class A shares and 0.86% for Class I shares. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investment Management has agreed to voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets: 1.95% for Investor Class shares and 2.70% for Class C shares. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $923,752 and waived fees and/or reimbursed expenses, including the waiver/reimbursement of certain class specific expenses in the amount of $70,008 and paid the Subadvisor fees in the amount of $381,106.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the
21

Notes to Financial Statements (Unaudited) (continued)
average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $1,445 and $48, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class C shares during the six-month period ended April 30, 2026, of $100.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$1,680	$—
Investor Class	3,879	—
Class C	894	—
Class I	24,292	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$245,226,862	$49,730,911	$(12,407,280)	$37,323,631
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $65,223,272, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$65,223	$—
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$3,636,739
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the

22	NYLI WMC International Research Equity Fund

agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $161,779 and $144,471, respectively.
The Fund may purchase securities from or sell securities to other portfolios managed by the Subadvisor. These interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 under the 1940 Act. The Rule 17a-7 transactions during the six-month period ended April 30, 2026, were as follows:
Sales (000's)	Realized Gain / (Loss) (000's)
$425	$53
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	547,816	$5,879,621
Shares issued to shareholders in reinvestment of distributions	38,332	387,536
Shares redeemed	(409,028)	(4,393,074)
Net increase (decrease) in shares outstanding before conversion	177,120	1,874,083
Shares converted into Class A (See Note 1)	43,902	465,650
Net increase (decrease)	221,022	$2,339,733
Year ended October 31, 2025:
Shares sold	881,592	$7,585,884
Shares issued to shareholders in reinvestment of distributions	18,864	148,840
Shares redeemed	(877,989)	(7,477,605)
Net increase (decrease) in shares outstanding before conversion	22,467	257,119
Shares converted into Class A (See Note 1)	46,491	419,220
Net increase (decrease)	68,958	$676,339

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	80,961	$876,818
Shares issued to shareholders in reinvestment of distributions	4,047	40,796
Shares redeemed	(36,796)	(396,724)
Net increase (decrease) in shares outstanding before conversion	48,212	520,890
Shares converted into Investor Class (See Note 1)	1,303	13,973
Shares converted from Investor Class (See Note 1)	(42,065)	(444,297)
Net increase (decrease)	7,450	$90,566
Year ended October 31, 2025:
Shares sold	17,526	$155,495
Shares issued to shareholders in reinvestment of distributions	2,441	19,209
Shares redeemed	(32,118)	(276,631)
Net increase (decrease) in shares outstanding before conversion	(12,151)	(101,927)
Shares converted into Investor Class (See Note 1)	3,491	29,411
Shares converted from Investor Class (See Note 1)	(37,798)	(341,000)
Net increase (decrease)	(46,458)	$(413,516)

23

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	12,917	$127,528
Shares issued to shareholders in reinvestment of distributions	703	7,007
Shares redeemed	(11,954)	(119,876)
Net increase (decrease) in shares outstanding before conversion	1,666	14,659
Shares converted from Class C (See Note 1)	(1,320)	(13,973)
Net increase (decrease)	346	$686
Year ended October 31, 2025:
Shares sold	5,494	$49,710
Shares issued to shareholders in reinvestment of distributions	46	357
Shares redeemed	(47,234)	(394,602)
Net increase (decrease) in shares outstanding before conversion	(41,694)	(344,535)
Shares converted from Class C (See Note 1)	(11,364)	(97,711)
Net increase (decrease)	(53,058)	$(442,246)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	2,811,199	$30,879,760
Shares issued to shareholders in reinvestment of distributions	594,231	6,043,327
Shares redeemed	(1,484,384)	(15,489,861)
Net increase (decrease) in shares outstanding before conversion	1,921,046	21,433,226
Shares converted from Class I (See Note 1)	(2,007)	(21,353)
Net increase (decrease)	1,919,039	$21,411,873
Year ended October 31, 2025:
Shares sold	2,554,270	$22,338,443
Shares issued to shareholders in reinvestment of distributions	436,225	3,463,625
Shares redeemed	(5,825,938)	(51,070,540)
Net increase (decrease) in shares outstanding before conversion	(2,835,443)	(25,268,472)
Shares converted from Class I (See Note 1)	(1,225)	(9,920)
Net increase (decrease)	(2,836,668)	$(25,278,392)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI WMC International Research Equity Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
32

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
33

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
34

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
35

NYLI S&P 500 Index Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 97.8%
Aerospace & Defense 2.0%
Axon Enterprise, Inc. (a)	2,569	$ 1,032,122
Boeing Co. (The) (a)	25,565	5,855,152
GE Aerospace	34,142	9,898,790
General Dynamics Corp.	8,261	2,844,262
Howmet Aerospace, Inc.	13,052	3,172,158
Huntington Ingalls Industries, Inc.	1,277	465,198
L3Harris Technologies, Inc.	6,080	1,948,944
Lockheed Martin Corp.	6,591	3,413,940
Northrop Grumman Corp.	4,343	2,516,682
RTX Corp.	43,696	7,693,555
Textron, Inc.	5,669	543,997
TransDigm Group, Inc.	1,838	2,132,043
		41,516,843
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	3,861	701,968
Expeditors International of Washington, Inc.	4,363	645,244
FedEx Corp.	7,042	2,840,109
United Parcel Service, Inc., Class B	24,056	2,617,293
		6,804,614
Automobile Components 0.0% ‡
Aptiv plc (a)	6,926	417,361
Automobiles 1.9%
Ford Motor Co.	127,563	1,540,961
General Motors Co.	29,427	2,262,642
Tesla, Inc. (a)	91,553	34,939,371
		38,742,974
Banks 3.3%
Bank of America Corp.	216,004	11,547,574
Citigroup, Inc.	56,886	7,280,270
Citizens Financial Group, Inc.	13,835	899,967
Fifth Third Bancorp	29,299	1,487,217
Huntington Bancshares, Inc.	66,076	1,107,434
JPMorgan Chase & Co.	87,769	27,491,884
KeyCorp	30,504	674,443
M&T Bank Corp.	4,943	1,080,688
PNC Financial Services Group, Inc. (The)	13,148	2,932,004
Regions Financial Corp.	28,256	806,709
Truist Financial Corp.	41,097	2,116,496
U.S. Bancorp	50,602	2,867,109
Wells Fargo & Co.	100,673	8,278,341
		68,570,136
	Shares	Value

Beverages 1.0%
Brown-Forman Corp., Class B	5,562	$ 143,333
Coca-Cola Co. (The)	126,027	9,925,886
Constellation Brands, Inc., Class A	4,572	715,884
Keurig Dr Pepper, Inc.	44,226	1,300,244
Molson Coors Beverage Co., Class B	5,511	235,540
Monster Beverage Corp. (a)	23,218	1,789,411
PepsiCo, Inc.	44,489	7,051,062
		21,161,360
Biotechnology 1.5%
AbbVie, Inc.	57,534	12,158,085
Amgen, Inc.	17,529	6,069,416
Biogen, Inc. (a)	4,777	904,190
Gilead Sciences, Inc.	40,388	5,284,366
Incyte Corp. (a)	5,442	518,459
Moderna, Inc. (a)	11,320	520,041
Regeneron Pharmaceuticals, Inc.	3,281	2,319,864
Vertex Pharmaceuticals, Inc. (a)	8,268	3,533,578
		31,307,999
Broadline Retail 4.2%
Amazon.com, Inc. (a)	318,003	84,289,875
eBay, Inc.	14,714	1,522,605
		85,812,480
Building Products 0.5%
A O Smith Corp.	3,660	226,334
Allegion plc	2,801	385,081
Builders FirstSource, Inc. (a)	3,600	284,724
Carrier Global Corp.	25,577	1,718,007
Johnson Controls International plc	19,925	2,909,648
Lennox International, Inc.	1,039	555,751
Masco Corp.	6,628	476,023
Trane Technologies plc	7,205	3,548,751
		10,104,319
Capital Markets 3.1%
Ameriprise Financial, Inc.	2,972	1,411,076
Ares Management Corp.	6,706	787,284
Bank of New York Mellon Corp. (The)	22,404	3,010,426
BlackRock, Inc.	4,697	5,005,123
Blackstone, Inc.	24,372	3,060,636
Cboe Global Markets, Inc.	3,407	1,022,407
Charles Schwab Corp. (The)	54,374	4,982,833
CME Group, Inc.	11,739	3,378,719
Coinbase Global, Inc., Class A (a)	7,261	1,363,398
FactSet Research Systems, Inc.	1,208	274,917
Franklin Resources, Inc.	10,002	299,760
Goldman Sachs Group, Inc. (The)	9,764	9,019,690

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	14,498	$ 1,152,591
Intercontinental Exchange, Inc.	18,487	2,922,610
Invesco Ltd.	14,454	378,839
KKR & Co., Inc.	22,345	2,331,477
Moody's Corp.	4,994	2,306,479
Morgan Stanley	39,164	7,464,267
MSCI, Inc.	2,392	1,414,653
Nasdaq, Inc.	14,619	1,343,632
Northern Trust Corp.	6,066	1,009,019
Raymond James Financial, Inc.	5,710	904,007
Robinhood Markets, Inc., Class A (a)	25,728	1,875,314
S&P Global, Inc.	9,961	4,295,482
State Street Corp.	9,085	1,388,551
T. Rowe Price Group, Inc.	7,116	732,094
		63,135,284
Chemicals 1.0%
Air Products and Chemicals, Inc.	7,248	2,174,762
Albemarle Corp.	3,836	754,541
CF Industries Holdings, Inc.	5,077	630,563
Corteva, Inc.	21,893	1,773,552
Dow, Inc.	23,358	945,766
DuPont de Nemours, Inc.	13,321	608,237
Ecolab, Inc.	8,298	2,162,459
International Flavors & Fragrances, Inc.	8,337	585,257
Linde plc	15,201	7,617,829
LyondellBasell Industries NV, Class A	8,382	625,297
Mosaic Co. (The)	10,333	240,449
PPG Industries, Inc.	7,305	792,593
Sherwin-Williams Co. (The)	7,505	2,413,683
		21,324,988
Commercial Services & Supplies 0.4%
Cintas Corp.	11,065	1,933,166
Copart, Inc. (a)	28,991	959,892
Republic Services, Inc.	6,550	1,370,391
Rollins, Inc.	9,553	532,389
Veralto Corp.	8,083	712,921
Waste Management, Inc.	12,079	2,808,971
		8,317,730
Communications Equipment 1.2%
Arista Networks, Inc. (a)	33,615	5,805,646
Ciena Corp. (a)	4,585	2,418,954
Cisco Systems, Inc.	128,620	11,768,730
F5, Inc. (a)	1,840	595,976
Lumentum Holdings, Inc. (a)	2,324	2,096,992
	Shares	Value

Communications Equipment (continued)
Motorola Solutions, Inc.	5,393	$ 2,367,689
		25,053,987
Construction & Engineering 0.3%
Comfort Systems USA, Inc.	1,146	2,108,926
EMCOR Group, Inc.	1,457	1,299,163
Quanta Services, Inc.	4,854	3,532,596
		6,940,685
Construction Materials 0.3%
CRH plc	21,819	2,583,806
Martin Marietta Materials, Inc.	1,963	1,215,234
Vulcan Materials Co.	4,301	1,297,784
		5,096,824
Consumer Finance 0.5%
American Express Co.	17,434	5,632,053
Capital One Financial Corp.	20,349	3,892,764
Synchrony Financial	11,315	862,203
		10,387,020
Consumer Staples Distribution & Retail 2.0%
Casey's General Stores, Inc.	1,206	991,513
Costco Wholesale Corp.	14,449	14,658,944
Dollar General Corp.	7,166	830,396
Dollar Tree, Inc. (a)	6,020	584,602
Kroger Co. (The)	18,953	1,290,131
Sysco Corp.	15,591	1,164,804
Target Corp.	14,740	1,912,515
Walmart, Inc.	142,699	18,826,279
		40,259,184
Containers & Packaging 0.2%
Amcor plc	15,041	572,160
Avery Dennison Corp.	2,516	412,448
Ball Corp.	8,724	532,862
International Paper Co.	17,189	522,889
Packaging Corp. of America	2,909	620,926
Smurfit WestRock plc	17,006	652,860
		3,314,145
Distributors 0.0% ‡
Genuine Parts Co.	4,528	485,538
Pool Corp.	1,067	227,612
		713,150
Diversified Telecommunication Services 0.8%
AT&T, Inc.	227,890	5,954,766
Comcast Corp., Class A	116,813	3,158,624

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	137,276	$ 6,593,366
		15,706,756
Electric Utilities 1.5%
Alliant Energy Corp.	8,368	614,462
American Electric Power Co., Inc.	17,607	2,414,096
Constellation Energy Corp.	10,144	3,175,072
Duke Energy Corp.	25,315	3,279,558
Edison International	12,526	870,432
Entergy Corp.	14,725	1,736,225
Evergy, Inc.	7,494	620,803
Eversource Energy	12,214	863,530
Exelon Corp.	33,298	1,531,375
FirstEnergy Corp.	16,924	804,228
NextEra Energy, Inc.	67,795	6,635,775
NRG Energy, Inc.	6,913	1,075,524
PG&E Corp.	71,550	1,189,161
Pinnacle West Capital Corp.	3,896	404,093
PPL Corp.	24,081	901,593
Southern Co. (The)	35,844	3,466,115
Xcel Energy, Inc.	19,256	1,597,285
		31,179,327
Electrical Equipment 1.3%
AMETEK, Inc.	7,494	1,764,837
Eaton Corp. plc	12,644	5,474,978
Emerson Electric Co.	18,295	2,569,350
GE Vernova, Inc.	8,774	9,506,278
Generac Holdings, Inc. (a)	1,910	495,129
Hubbell, Inc.	1,731	879,642
Rockwell Automation, Inc.	3,658	1,495,793
Vertiv Holdings Co., Class A	12,452	4,090,358
		26,276,365
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	40,015	5,893,009
CDW Corp.	4,238	580,225
Coherent Corp. (a)	6,103	1,951,190
Corning, Inc.	25,415	4,174,160
Jabil, Inc.	3,437	1,159,953
Keysight Technologies, Inc. (a)	5,583	1,953,547
TE Connectivity plc	9,552	2,021,776
Teledyne Technologies, Inc. (a)	1,528	986,859
Zebra Technologies Corp., Class A (a)	1,601	362,242
		19,082,961
Energy Equipment & Services 0.3%
Baker Hughes Co.	32,170	2,241,284
	Shares	Value

Energy Equipment & Services (continued)
Halliburton Co.	27,265	$ 1,153,309
SLB Ltd.	48,678	2,768,805
		6,163,398
Entertainment 1.2%
Electronic Arts, Inc.	7,332	1,483,777
Live Nation Entertainment, Inc. (a)	5,140	811,812
Netflix, Inc. (a)	137,444	12,866,133
Take-Two Interactive Software, Inc. (a)	5,666	1,211,164
TKO Group Holdings, Inc.	2,158	401,582
Walt Disney Co. (The)	57,668	5,983,055
Warner Bros Discovery, Inc. (a)	80,679	2,182,367
		24,939,890
Financial Services 3.3%
Apollo Global Management, Inc.	15,116	1,945,732
Berkshire Hathaway, Inc., Class B (a)	59,694	28,271,078
Block, Inc. (a)	17,828	1,257,052
Corpay, Inc. (a)	2,277	697,832
Fidelity National Information Services, Inc.	16,858	784,403
Fiserv, Inc. (a)	17,509	1,096,939
Global Payments, Inc.	7,747	557,474
Jack Henry & Associates, Inc.	2,349	361,159
Mastercard, Inc., Class A	26,511	13,332,912
PayPal Holdings, Inc.	29,970	1,502,696
Visa, Inc., Class A	54,725	18,050,494
		67,857,771
Food Products 0.4%
Archer-Daniels-Midland Co.	15,644	1,166,104
Bunge Global SA	4,406	559,870
Campbell's Co. (The) (b)	6,405	133,160
Conagra Brands, Inc.	15,572	223,458
General Mills, Inc.	17,370	613,335
Hershey Co. (The)	4,823	895,824
Hormel Foods Corp.	9,491	203,772
J M Smucker Co. (The)	3,473	340,458
Kraft Heinz Co. (The)	27,745	628,702
McCormick & Co., Inc. (Non-Voting)	8,255	419,684
Mondelez International, Inc., Class A	41,728	2,563,768
Tyson Foods, Inc., Class A	9,182	588,291
		8,336,426
Gas Utilities 0.1%
Atmos Energy Corp.	5,386	1,023,232
Ground Transportation 0.8%
CSX Corp.	60,534	2,750,060
JB Hunt Transport Services, Inc.	2,433	611,972
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Ground Transportation (continued)
Norfolk Southern Corp.	7,310	$ 2,308,717
Old Dominion Freight Line, Inc.	5,990	1,272,456
Uber Technologies, Inc. (a)	66,998	4,998,721
Union Pacific Corp.	19,317	5,205,545
		17,147,471
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	56,606	5,139,259
Align Technology, Inc. (a)	2,172	382,294
Baxter International, Inc.	16,748	294,430
Becton Dickinson & Co.	9,269	1,381,452
Boston Scientific Corp. (a)	48,277	2,781,238
Cooper Cos., Inc. (The) (a)	6,380	401,302
DexCom, Inc. (a)	12,529	746,102
Edwards Lifesciences Corp. (a)	18,891	1,577,398
GE HealthCare Technologies, Inc.	14,836	902,622
Hologic, Inc., CVR (a)(c)	7,245	—
IDEXX Laboratories, Inc. (a)	2,599	1,457,519
Insulet Corp. (a)	2,290	394,201
Intuitive Surgical, Inc. (a)	11,561	5,290,429
Medtronic plc	41,733	3,379,121
ResMed, Inc.	4,742	1,013,887
Solventum Corp. (a)	4,799	323,261
STERIS plc	3,193	692,498
Stryker Corp.	11,212	3,533,237
Zimmer Biomet Holdings, Inc.	6,451	531,756
		30,222,006
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	7,660	1,477,461
Cencora, Inc.	6,333	1,950,627
Centene Corp. (a)	15,208	816,518
Cigna Group (The)	8,577	2,492,305
CVS Health Corp.	41,414	3,449,372
DaVita, Inc. (a)	1,087	168,637
Elevance Health, Inc.	7,185	2,704,578
HCA Healthcare, Inc.	5,096	2,213,957
Henry Schein, Inc. (a)	3,257	242,940
Humana, Inc.	3,926	928,263
Labcorp Holdings, Inc.	2,699	693,103
McKesson Corp.	3,987	3,250,202
Quest Diagnostics, Inc.	3,581	695,430
UnitedHealth Group, Inc.	29,488	10,924,714
Universal Health Services, Inc., Class B	1,798	302,550
		32,310,657
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	5,077	205,669
	Shares	Value

Health Care REITs (continued)
Healthpeak Properties, Inc.	22,626	$ 365,863
Ventas, Inc.	15,462	1,358,491
Welltower, Inc.	22,714	4,936,661
		6,866,684
Hotel & Resort REITs 0.0% ‡
Host Hotels & Resorts, Inc.	20,819	439,906
Hotels, Restaurants & Leisure 1.6%
Airbnb, Inc., Class A (a)	13,789	1,935,424
Booking Holdings, Inc.	26,225	4,415,241
Carnival Corp.	37,440	992,534
Chipotle Mexican Grill, Inc. (a)	42,398	1,441,108
Darden Restaurants, Inc.	3,748	751,699
Domino's Pizza, Inc.	1,012	343,493
DoorDash, Inc., Class A (a)	12,169	2,052,302
Expedia Group, Inc.	3,809	946,041
Hilton Worldwide Holdings, Inc.	7,464	2,418,859
Las Vegas Sands Corp.	9,842	537,472
Marriott International, Inc., Class A	7,160	2,589,700
McDonald's Corp.	23,183	6,806,297
MGM Resorts International (a)	6,246	243,219
Norwegian Cruise Line Holdings Ltd. (a)	14,820	269,428
Royal Caribbean Cruises Ltd.	8,190	2,160,194
Starbucks Corp.	37,088	3,906,479
Wynn Resorts Ltd.	2,748	294,338
Yum! Brands, Inc.	9,038	1,442,917
		33,546,745
Household Durables 0.2%
DR Horton, Inc.	8,771	1,349,506
Garmin Ltd.	5,322	1,336,567
Lennar Corp., Class A	7,024	634,267
NVR, Inc. (a)	91	574,744
PulteGroup, Inc.	6,255	765,362
		4,660,446
Household Products 0.8%
Church & Dwight Co., Inc.	7,705	747,847
Clorox Co. (The)	3,936	379,588
Colgate-Palmolive Co.	26,240	2,239,846
Kimberly-Clark Corp.	10,805	1,063,536
Procter & Gamble Co. (The)	75,653	11,127,800
		15,558,617
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	23,182	334,980
Vistra Corp.	10,368	1,636,485
		1,971,465

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Industrial Conglomerates 0.3%
3M Co.	17,146	$ 2,512,232
Honeywell International, Inc.	20,667	4,429,558
		6,941,790
Industrial REITs 0.2%
Prologis, Inc.	30,260	4,297,525
Insurance 1.5%
Aflac, Inc.	15,196	1,727,329
Allstate Corp. (The)	8,464	1,838,889
American International Group, Inc.	17,467	1,306,532
Aon plc, Class A	6,983	2,176,252
Arch Capital Group Ltd. (a)	11,637	1,099,231
Arthur J. Gallagher & Co.	8,365	1,726,536
Assurant, Inc.	1,630	385,120
Brown & Brown, Inc.	9,530	573,230
Chubb Ltd.	11,840	3,871,680
Cincinnati Financial Corp.	5,079	830,924
Erie Indemnity Co., Class A	827	181,055
Everest Group Ltd.	1,325	472,707
Globe Life, Inc.	2,591	399,791
Hanover Insurance Group, Inc. (The)	9,079	1,242,098
Loews Corp.	5,500	619,355
Marsh & McLennan Cos., Inc.	15,760	2,643,110
MetLife, Inc.	17,919	1,435,312
Principal Financial Group, Inc.	6,440	649,860
Progressive Corp. (The)	19,079	3,840,221
Prudential Financial, Inc.	11,328	1,111,390
Travelers Cos., Inc. (The)	7,039	2,147,881
W R Berkley Corp.	9,699	648,184
Willis Towers Watson plc	3,095	792,939
		31,719,626
Interactive Media & Services 8.5%
Alphabet, Inc.
Class A	189,524	72,928,835
Class C	152,240	58,146,546

Meta Platforms, Inc., Class A	71,199	43,567,380
		174,642,761
IT Services 0.7%
Accenture plc, Class A	20,030	3,579,561
Akamai Technologies, Inc. (a)	4,683	482,255
Cognizant Technology Solutions Corp., Class A	15,568	823,547
EPAM Systems, Inc. (a)	1,798	204,577
Gartner, Inc. (a)	2,293	340,488
	Shares	Value

IT Services (continued)
GoDaddy, Inc., Class A (a)	4,399	$ 381,789
International Business Machines Corp.	30,428	7,028,260
VeriSign, Inc.	2,687	721,889
		13,562,366
Leisure Products 0.0% ‡
Hasbro, Inc.	4,340	415,946
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	9,207	1,063,869
Bio-Techne Corp.	5,093	281,745
Charles River Laboratories International, Inc. (a)	1,602	267,486
Danaher Corp.	20,480	3,664,896
IQVIA Holdings, Inc. (a)	5,521	874,361
Mettler-Toledo International, Inc. (a)	662	845,116
Revvity, Inc.	3,691	319,714
Thermo Fisher Scientific, Inc.	12,230	5,857,681
Waters Corp. (a)	3,193	987,371
West Pharmaceutical Services, Inc.	2,342	696,956
		14,859,195
Machinery 1.8%
Caterpillar, Inc.	15,146	13,481,606
Cummins, Inc.	4,498	3,018,203
Deere & Co.	8,207	4,841,063
Dover Corp.	4,390	993,940
Fortive Corp.	10,202	609,978
IDEX Corp.	2,437	530,901
Illinois Tool Works, Inc.	8,537	2,202,631
Ingersoll Rand, Inc.	11,586	925,258
Nordson Corp.	1,723	496,999
Otis Worldwide Corp.	12,654	985,494
PACCAR, Inc.	17,103	2,031,836
Parker-Hannifin Corp.	4,109	3,736,807
Pentair plc	5,327	429,942
Snap-on, Inc.	1,690	647,946
Stanley Black & Decker, Inc.	5,042	394,083
Westinghouse Air Brake Technologies Corp.	5,551	1,498,159
Xylem, Inc.	7,930	937,009
		37,761,855
Media 0.2%
Charter Communications, Inc., Class A (a)	2,803	462,972
EchoStar Corp., Class A (a)(b)	4,382	539,599
Fox Corp.
Class A	6,533	414,780
Class B	4,608	262,748
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Media (continued)
News Corp.
Class A	12,052	$ 317,209
Class B	3,978	121,249

Omnicom Group, Inc.	10,241	785,690
Paramount Skydance Corp., Class B (b)	10,117	103,598
Trade Desk, Inc. (The), Class A (a)	14,334	338,139
		3,345,984
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	46,785	2,703,237
Newmont Corp.	35,524	3,946,361
Nucor Corp.	7,450	1,678,411
Steel Dynamics, Inc.	4,469	1,021,882
		9,349,891
Multi-Utilities 0.6%
Ameren Corp.	8,998	1,022,623
CenterPoint Energy, Inc.	21,253	927,693
CMS Energy Corp.	9,975	765,482
Consolidated Edison, Inc.	11,750	1,310,008
Dominion Energy, Inc.	27,797	1,792,906
DTE Energy Co.	6,761	1,025,576
NiSource, Inc.	15,578	752,106
Public Service Enterprise Group, Inc.	16,249	1,326,893
Sempra	21,247	2,021,015
WEC Energy Group, Inc.	10,595	1,249,574
		12,193,876
Office REITs 0.0% ‡
BXP, Inc.	4,800	280,608
Oil, Gas & Consumable Fuels 3.1%
APA Corp.	11,546	470,269
Chevron Corp.	61,021	11,795,969
ConocoPhillips	39,883	5,016,484
Coterra Energy, Inc.	24,696	886,833
Devon Energy Corp.	20,191	1,037,212
Diamondback Energy, Inc.	6,318	1,299,170
EOG Resources, Inc.	17,663	2,482,888
EQT Corp.	20,315	1,220,525
Expand Energy Corp.	7,753	791,969
Exxon Mobil Corp.	136,039	20,994,899
Kinder Morgan, Inc.	63,732	2,094,871
Marathon Petroleum Corp.	9,603	2,384,329
Occidental Petroleum Corp.	23,412	1,418,299
ONEOK, Inc.	20,483	1,893,858
Phillips 66	13,116	2,349,731
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	6,988	$ 1,817,439
Texas Pacific Land Corp.	1,885	836,318
Valero Energy Corp.	9,929	2,507,867
Williams Cos., Inc. (The)	39,754	3,033,628
		64,332,558
Passenger Airlines 0.2%
Delta Air Lines, Inc.	21,146	1,437,717
Southwest Airlines Co.	15,994	606,492
United Airlines Holdings, Inc. (a)	10,529	947,610
		2,991,819
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	8,048	617,362
Kenvue, Inc.	62,372	1,093,381
		1,710,743
Pharmaceuticals 3.0%
Bristol-Myers Squibb Co.	66,293	4,016,693
Eli Lilly & Co.	25,796	24,108,942
Johnson & Johnson	78,449	18,031,503
Merck & Co., Inc.	80,797	8,821,416
Pfizer, Inc.	185,087	4,941,823
Viatris, Inc.	37,494	560,160
Zoetis, Inc.	13,742	1,579,918
		62,060,455
Professional Services 0.3%
Automatic Data Processing, Inc.	13,107	2,777,897
Broadridge Financial Solutions, Inc.	3,801	585,278
Equifax, Inc.	3,919	681,671
Jacobs Solutions, Inc.	3,823	494,734
Leidos Holdings, Inc.	4,162	621,054
Paychex, Inc.	10,517	974,190
Verisk Analytics, Inc.	4,537	837,031
		6,971,855
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	9,459	1,350,083
CoStar Group, Inc. (a)	13,797	477,514
		1,827,597
Residential REITs 0.2%
AvalonBay Communities, Inc.	4,609	843,447
Camden Property Trust	3,366	353,497
Equity Residential	11,192	731,733
Essex Property Trust, Inc.	2,098	552,215
Invitation Homes, Inc.	18,359	528,188
Mid-America Apartment Communities, Inc.	3,805	491,530

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
UDR, Inc.	9,790	$ 355,769
		3,856,379
Retail REITs 0.3%
Federal Realty Investment Trust	2,556	283,461
Kimco Realty Corp.	21,944	518,756
Realty Income Corp.	29,946	1,923,731
Regency Centers Corp.	5,359	417,198
Simon Property Group, Inc.	10,587	2,156,678
		5,299,824
Semiconductors & Semiconductor Equipment 16.3%
Advanced Micro Devices, Inc. (a)	53,075	18,814,557
Analog Devices, Inc.	15,906	6,398,348
Applied Materials, Inc.	25,838	10,192,833
Broadcom, Inc.	154,343	64,427,398
First Solar, Inc. (a)	3,493	705,202
Intel Corp. (a)	152,846	14,440,890
KLA Corp.	4,267	7,468,743
Lam Research Corp.	40,651	10,482,267
Microchip Technology, Inc.	17,616	1,636,703
Micron Technology, Inc.	36,639	18,948,225
Monolithic Power Systems, Inc.	1,586	2,560,454
NVIDIA Corp.	791,038	157,867,454
NXP Semiconductors NV	8,193	2,405,383
ON Semiconductor Corp. (a)	12,827	1,293,090
Qnity Electronics, Inc.	6,819	959,160
QUALCOMM, Inc.	34,734	6,237,532
Skyworks Solutions, Inc.	4,895	343,482
Teradyne, Inc.	5,098	1,751,010
Texas Instruments, Inc.	29,544	8,304,227
		335,236,958
Software 7.8%
Adobe, Inc. (a)	13,363	3,288,634
AppLovin Corp., Class A (a)	8,822	3,937,700
Autodesk, Inc. (a)	6,901	1,635,537
Cadence Design Systems, Inc. (a)	8,861	2,920,497
Crowdstrike Holdings, Inc., Class A (a)	8,207	3,658,270
Datadog, Inc., Class A (a)	10,686	1,412,582
Fair Isaac Corp. (a)	772	791,300
Fortinet, Inc. (a)	20,577	1,734,847
Gen Digital, Inc.	17,942	346,101
Intuit, Inc.	9,059	3,519,421
Microsoft Corp.	241,727	98,571,436
Oracle Corp.	55,201	8,908,889
Palantir Technologies, Inc., Class A (a)	74,362	10,344,498
Palo Alto Networks, Inc. (a)	26,305	4,717,013
	Shares	Value

Software (continued)
PTC, Inc. (a)	3,874	$ 528,026
Roper Technologies, Inc.	3,470	1,231,191
Salesforce, Inc.	30,502	5,384,518
ServiceNow, Inc. (a)	34,050	3,006,956
Synopsys, Inc. (a)	6,228	3,005,633
Trimble, Inc. (a)	7,745	521,393
Tyler Technologies, Inc. (a)	1,401	477,937
Workday, Inc., Class A (a)	6,934	848,722
		160,791,101
Specialized REITs 0.8%
American Tower Corp.	15,240	2,784,500
Crown Castle, Inc.	14,176	1,258,545
Digital Realty Trust, Inc.	10,513	2,112,482
Equinix, Inc.	3,198	3,462,890
Extra Space Storage, Inc.	6,909	990,267
Iron Mountain, Inc.	9,630	1,213,284
Public Storage	5,142	1,555,198
SBA Communications Corp.	3,468	767,122
VICI Properties, Inc.	35,752	1,043,958
Weyerhaeuser Co.	23,455	575,117
		15,763,363
Specialty Retail 1.6%
AutoZone, Inc. (a)	539	1,996,472
Best Buy Co., Inc.	6,344	383,748
Carvana Co. (a)	4,604	1,822,263
Home Depot, Inc. (The)	32,407	10,655,422
Lowe's Cos., Inc.	18,261	4,360,544
O'Reilly Automotive, Inc. (a)	27,407	2,724,256
Ross Stores, Inc.	10,529	2,398,401
TJX Cos., Inc. (The)	36,149	5,666,356
Tractor Supply Co.	17,201	603,755
Ulta Beauty, Inc. (a)	1,444	776,121
Williams-Sonoma, Inc.	3,886	704,182
		32,091,520
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. (d)	477,915	129,682,235
Dell Technologies, Inc., Class C	9,674	2,021,382
Hewlett Packard Enterprise Co.	43,257	1,244,504
HP, Inc.	29,883	623,360
NetApp, Inc.	6,447	714,134
Sandisk Corp. (a)	4,805	5,268,731
Seagate Technology Holdings plc	7,099	4,782,170
Super Micro Computer, Inc. (a)	16,379	448,785
Western Digital Corp.	11,037	4,795,797
		149,581,098
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor Corp. (a)	4,621	$ 472,266
Lululemon Athletica, Inc. (a)	3,475	478,508
NIKE, Inc., Class B	38,787	1,720,591
Ralph Lauren Corp.	1,258	451,169
Tapestry, Inc.	6,591	955,959
		4,078,493
Tobacco 0.6%
Altria Group, Inc.	54,646	3,970,032
Philip Morris International, Inc.	50,675	8,364,922
		12,334,954
Trading Companies & Distributors 0.3%
Fastenal Co.	37,377	1,679,349
United Rentals, Inc.	2,051	1,968,632
WW Grainger, Inc.	1,424	1,653,762
		5,301,743
Water Utilities 0.0% ‡
American Water Works Co., Inc.	6,354	815,981
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	15,424	3,015,392
Total Common Stocks (e) (Cost $396,141,955)		2,009,704,462

	Number of Rights

Rights 0.0% ‡
Health Care Equipment & Supplies 0.0% ‡
ABIOMED, Inc., CVR (a)	1,477	1,507
Total Rights (Cost $1,507)		1,507

	Shares

Short-Term Investments 2.1%
Affiliated Investment Company 0.0% ‡
NYLI U.S. Government Liquidity Fund, 3.536% (f)	83,725	83,725
	Shares	Value

Unaffiliated Investment Company 0.0% ‡
Invesco Government & Agency Portfolio, 3.659% (f)(g)	136,386	$ 136,386

	Principal Amount

U.S. Treasury Debt 2.1%
U.S. Treasury Bills
3.607%, due 6/23/26 (d)(h)	$ 42,900,000	42,670,498
Total Short-Term Investments (Cost $42,894,261)		42,890,609
Total Investments (Cost $439,037,723)	99.9%	2,052,596,578
Other Assets, Less Liabilities	0.1	1,282,733
Net Assets	100.0%	$ 2,053,879,311

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $658,102; the total market value of collateral held by the Fund was $672,045. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $535,659. The Fund received cash collateral with a value of $136,386. (See Note 2(I))
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(e)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 100.0% of the Fund’s net assets.
(f)	Current yield as of April 30, 2026.
(g)	Represents a security purchased with cash collateral received for securities on loan.
(h)	Interest rate shown represents yield to maturity.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI S&P 500 Index Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 216	$ 5,286	$ (5,418)	$ —	$ —	$ 84	$ 2	$ —	84

Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	119	June 2026	$ 40,618,636	$ 43,100,313	$ 2,481,677

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
CVR—Contingent Value Right
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 2,009,704,462	$ —	$ —	$ 2,009,704,462
Rights	—	1,507	—	1,507
Short-Term Investments
Affiliated Investment Company	83,725	—	—	83,725
Unaffiliated Investment Company	136,386	—	—	136,386
U.S. Treasury Debt	—	42,670,498	—	42,670,498
Total Short-Term Investments	220,111	42,670,498	—	42,890,609
Total Investments in Securities	2,009,924,573	42,672,005	—	2,052,596,578
Other Financial Instruments
Futures Contracts (b)	2,481,677	—	—	2,481,677
Total Investments in Securities and Other Financial Instruments	$ 2,012,406,250	$ 42,672,005	$ —	$ 2,055,078,255

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $438,953,998) including securities on loan of $658,102	$2,052,512,853
Investment in affiliated investment companies, at value (identified cost $83,725)	83,725
Receivables:
Fund shares sold	1,245,809
Dividends	829,286
Variation margin on futures contracts	445,462
Securities lending	274
Other assets	122,613
Total assets	2,055,240,022
Liabilities
Cash collateral received for securities on loan	136,386
Payables:
Fund shares redeemed	385,854
Distribution/Service fees (See Note 3)	315,085
Manager (See Note 3)	255,171
Transfer agent (See Note 3)	190,956
Professional fees	28,702
Investment securities purchased	28,006
Custodian	11,816
Trustees	1,596
Accrued expenses	7,139
Total liabilities	1,360,711
Net assets	$2,053,879,311
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$26,671
Additional paid-in-capital	437,431,922
437,458,593
Total distributable earnings (loss)	1,616,420,718
Net assets	$2,053,879,311
Class A
Net assets applicable to outstanding shares	$1,562,389,441
Shares of beneficial interest outstanding	20,399,703
Net asset value per share outstanding	$76.59
Maximum sales charge (1.50% of offering price)	1.17
Maximum offering price per share outstanding	$77.76
Investor Class
Net assets applicable to outstanding shares	$33,827,080
Shares of beneficial interest outstanding	442,160
Net asset value per share outstanding	$76.50
Maximum sales charge (1.00% of offering price)	0.77
Maximum offering price per share outstanding	$77.27
Class I
Net assets applicable to outstanding shares	$453,817,430
Shares of beneficial interest outstanding	5,778,579
Net asset value and offering price per share outstanding	$78.53
SIMPLE Class
Net assets applicable to outstanding shares	$3,845,360
Shares of beneficial interest outstanding	50,443
Net asset value and offering price per share outstanding	$76.23

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI S&P 500 Index Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $2,447)	$11,100,973
Interest	633,338
Securities lending, net	4,206
Dividends-affiliated	1,514
Total income	11,740,031
Expenses
Manager (See Note 3)	1,502,166
Distribution/Service—Class A (See Note 3)	1,818,637
Distribution/Service—Investor Class (See Note 3)	41,013
Distribution/Service—SIMPLE Class (See Note 3)	8,561
Transfer agent (See Note 3)	591,636
Professional fees	94,630
Registration	45,602
Shareholder communication	38,251
Trustees	27,913
Custodian	20,044
Miscellaneous	115,939
Total expenses before waiver/reimbursement	4,304,392
Expense waiver/reimbursement from Manager (See Note 3)	(16,279)
Net expenses	4,288,113
Net investment income (loss)	7,451,918
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(216,086)
Futures transactions	(1,231,001)
Net realized gain (loss)	(1,447,087)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	105,009,234
Futures contracts	1,934,502
Net change in unrealized appreciation (depreciation)	106,943,736
Net realized and unrealized gain (loss)	105,496,649
Net increase (decrease) in net assets resulting from operations	$112,948,567
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,451,918	$13,559,883
Net realized gain (loss)	(1,447,087)	5,950,214
Net change in unrealized appreciation (depreciation)	106,943,736	297,809,370
Net increase (decrease) in net assets resulting from operations	112,948,567	317,319,467
Distributions to shareholders:
Class A	(15,331,937)	(59,150,658)
Investor Class	(280,530)	(1,906,143)
Class I	(4,320,943)	(15,338,110)
SIMPLE Class	(30,121)	(83,470)
Total distributions to shareholders	(19,963,531)	(76,478,381)
Capital share transactions:
Net proceeds from sales of shares	255,677,110	280,669,537
Net asset value of shares issued to shareholders in reinvestment of distributions	19,676,194	75,231,463
Cost of shares redeemed	(159,917,151)	(237,062,142)
Increase (decrease) in net assets derived from capital share transactions	115,436,153	118,838,858
Net increase (decrease) in net assets	208,421,189	359,679,944
Net Assets
Beginning of period	1,845,458,122	1,485,778,178
End of period	$2,053,879,311	$1,845,458,122
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI S&P 500 Index Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$73.19	$63.63	$48.33	$48.54	$59.77	$45.82
Net investment income (loss) (a)	0.27	0.52	0.56	0.56	0.52	0.49
Net realized and unrealized gain (loss)	3.89	12.30	16.88	3.75	(9.12)	17.71
Total from investment operations	4.16	12.82	17.44	4.31	(8.60)	18.20
Less distributions:
From net investment income	(0.51)	(0.60)	(0.58)	(0.57)	(0.53)	(0.55)
From net realized gain on investments	(0.25)	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)
Total distributions	(0.76)	(3.26)	(2.14)	(4.52)	(2.63)	(4.25)
Net asset value at end of period	$76.59	$73.19	$63.63	$48.33	$48.54	$59.77
Total investment return (b)	5.75%	20.82%	37.25%	9.58%	(15.03)%	42.19%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.75%††	0.79%	0.96%	1.16%	0.99%	0.92%
Net expenses (c)	0.50%††	0.51%	0.51%	0.52%	0.52%	0.50%
Portfolio turnover rate	0%(d)	1%	3%	2%	2%	5%
Net assets at end of period (in 000’s)	$1,562,389	$1,457,840	$1,150,284	$819,687	$763,996	$894,565

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Less than 0.5%.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$73.00	$63.44	$48.18	$48.39	$59.55	$45.68
Net investment income (loss) (a)	0.20	0.40	0.46	0.47	0.43	0.40
Net realized and unrealized gain (loss)	3.88	12.25	16.85	3.74	(9.10)	17.63
Total from investment operations	4.08	12.65	17.31	4.21	(8.67)	18.03
Less distributions:
From net investment income	(0.33)	(0.43)	(0.49)	(0.47)	(0.39)	(0.46)
From net realized gain on investments	(0.25)	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)
Total distributions	(0.58)	(3.09)	(2.05)	(4.42)	(2.49)	(4.16)
Net asset value at end of period	$76.50	$73.00	$63.44	$48.18	$48.39	$59.55
Total investment return (b)	5.64%	20.59%	37.03%	9.37%	(15.18)%	41.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.56%††	0.63%	0.81%	0.99%	0.80%	0.75%
Net expenses (c)	0.70%††	0.70%	0.70%	0.70%	0.70%	0.70%
Expenses (before waiver/reimbursement) (c)	0.80%††	0.79%	0.80%	0.84%	0.79%	0.82%
Portfolio turnover rate	0%(d)	1%	3%	2%	2%	5%
Net assets at end of period (in 000's)	$33,827	$34,938	$39,200	$43,009	$45,102	$58,363

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Less than 0.5%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$75.10	$65.19	$49.45	$49.58	$60.97	$46.66
Net investment income (loss) (a)	0.36	0.70	0.72	0.70	0.67	0.64
Net realized and unrealized gain (loss)	3.99	12.61	17.28	3.82	(9.30)	18.03
Total from investment operations	4.35	13.31	18.00	4.52	(8.63)	18.67
Less distributions:
From net investment income	(0.67)	(0.74)	(0.70)	(0.70)	(0.66)	(0.66)
From net realized gain on investments	(0.25)	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)
Total distributions	(0.92)	(3.40)	(2.26)	(4.65)	(2.76)	(4.36)
Net asset value at end of period	$78.53	$75.10	$65.19	$49.45	$49.58	$60.97
Total investment return (b)	5.87%	21.13%	37.62%	9.84%	(14.82)%	42.56%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.99%††	1.05%	1.23%	1.41%	1.23%	1.19%
Net expenses (c)	0.25%††	0.26%	0.26%	0.27%	0.26%	0.25%
Portfolio turnover rate	0%(d)	1%	3%	2%	2%	5%
Net assets at end of period (in 000’s)	$453,817	$349,488	$294,626	$265,489	$273,022	$483,174

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Less than 0.5%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI S&P 500 Index Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$72.83	$63.37	$48.19	$48.43	$59.73	$45.65
Net investment income (loss) (a)	0.19	0.36	0.40	0.40	0.29	0.21
Net realized and unrealized gain (loss)	3.87	12.25	16.86	3.75	(9.11)	17.74
Total from investment operations	4.06	12.61	17.26	4.15	(8.82)	17.95
Less distributions:
From net investment income	(0.41)	(0.49)	(0.52)	(0.44)	(0.38)	(0.17)
From net realized gain on investments	(0.25)	(2.66)	(1.56)	(3.95)	(2.10)	(3.70)
Total distributions	(0.66)	(3.15)	(2.08)	(4.39)	(2.48)	(3.87)
Net asset value at end of period	$76.23	$72.83	$63.37	$48.19	$48.43	$59.73
Total investment return (b)	5.63%	20.55%	36.93%	9.24%	(15.39)%	41.54%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.52%††	0.55%	0.69%	0.82%	0.56%	0.39%
Net expenses (c)	0.72%††	0.74%	0.74%	0.82%(d)	0.95%	0.95%
Expenses (before waiver/reimbursement) (c)	0.72%††	0.74%	0.74%	0.82%	1.04%	1.06%
Portfolio turnover rate	0%(e)	1%	3%	2%	2%	5%
Net assets at end of period (in 000’s)	$3,845	$3,193	$1,668	$395	$185	$68

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	Less than 0.5%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI S&P 500 Index Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. The Fund may become "non-diversified," as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund's benchmark index, the S&P 500® Index, which it seeks to track.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class I	January 2, 1991
SIMPLE Class	August 31, 2020
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class A, Investor Class and SIMPLE Class shares are subject to a distribution and/or service fee. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek investment results that correspond to the total return performance (reflecting reinvestment of dividends) of common stocks in the aggregate, as represented by the S&P 500® Index.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

18	NYLI S&P 500 Index Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized
19

Notes to Financial Statements (Unaudited) (continued)
cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk,

20	NYLI S&P 500 Index Fund

operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Rights and Warrants.  Rights are certificates that permit the holder to purchase a certain number of shares, or a fractional share, of a new stock from the issuer at a specific price. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. These investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of these investments do not necessarily move in tandem with the prices of the underlying securities.
There is risk involved in the purchase of rights and warrants in that these investments are speculative investments. The Fund could also lose the entire value of its investment in warrants if such warrants are not exercised by the date of its expiration. The Fund is exposed to risk until the sale or exercise of each right or warrant is completed.
(K) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates.
(L) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(M) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the
21

Notes to Financial Statements (Unaudited) (continued)
normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(N) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to provide an efficient means of maintaining liquidity while remaining fully invested in the market. These derivatives are not accounted for as hedging instruments.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Equity Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$2,481,677
Total Fair Value	$2,481,677

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Futures Transactions	$(1,231,001)
Total Net Realized Gain (Loss)	$(1,231,001)

Net Change in Unrealized Appreciation (Depreciation)	Equity Contracts Risk
Futures Contracts	$1,934,502
Total Net Change in Unrealized Appreciation (Depreciation)	$1,934,502

Average Notional Amount	Total
Futures Contracts Long	$32,802,138
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York
Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. The Manager is responsible for the day-to-day portfolio management of the Fund.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.16% up to $2.5 billion and 0.15% in excess of $2.5 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.16% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 0.60% of the Fund’s average daily net assets. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes of the Fund. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
Additionally, New York Life Investment Management has agreed to further voluntarily waive fees and/or reimburse expenses of the appropriate class of the Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Investor Class and SIMPLE Class shares of the Fund do not exceed 0.70% and 0.95%, respectively, of the Fund’s average daily net assets. These voluntary waivers or reimbursements may be discontinued at any time without notice.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $1,502,166 and waived fees and/or reimbursed expenses in the amount of $16,279 and did not pay the Subadvisor any fees.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in

22	NYLI S&P 500 Index Fund

the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $169,151 and $2,047, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended April 30, 2026, of $37,598.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$420,969	$—
Investor Class	58,255	—
Class I	111,915	—
SIMPLE Class	497	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class I	$12,287,307	2.7%
SIMPLE Class	53,313	1.4
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$440,677,240	$1,631,213,142	$(19,293,804)	$1,611,919,338
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$16,220,108
Long-Term Capital Gains	60,258,273
Total	$76,478,381
23

Notes to Financial Statements (Unaudited) (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $82,485 and $4,401, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,734,315	$125,958,472
Shares issued to shareholders in reinvestment of distributions	207,417	15,052,221
Shares redeemed	(1,413,663)	(102,854,886)
Net increase (decrease) in shares outstanding before conversion	528,069	38,155,807
Shares converted into Class A (See Note 1)	41,611	2,975,260
Shares converted from Class A (See Note 1)	(87,522)	(6,331,628)
Net increase (decrease)	482,158	$34,799,439
Year ended October 31, 2025:
Shares sold	3,375,918	$218,273,861
Shares issued to shareholders in reinvestment of distributions	898,674	58,027,424
Shares redeemed	(2,612,991)	(168,712,063)
Net increase (decrease) in shares outstanding before conversion	1,661,601	107,589,222
Shares converted into Class A (See Note 1)	184,950	12,176,556
Shares converted from Class A (See Note 1)	(6,299)	(388,977)
Net increase (decrease)	1,840,252	$119,376,801

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	28,539	$2,073,459
Shares issued to shareholders in reinvestment of distributions	3,862	280,218
Shares redeemed	(27,543)	(1,997,547)
Net increase (decrease) in shares outstanding before conversion	4,858	356,130
Shares converted into Investor Class (See Note 1)	14,978	1,082,329
Shares converted from Investor Class (See Note 1)	(56,241)	(4,023,863)
Net increase (decrease)	(36,405)	$(2,585,404)
Year ended October 31, 2025:
Shares sold	81,794	$5,217,461
Shares issued to shareholders in reinvestment of distributions	29,522	1,904,438
Shares redeemed	(65,384)	(4,303,831)
Net increase (decrease) in shares outstanding before conversion	45,932	2,818,068
Shares converted from Investor Class (See Note 1)	(185,296)	(12,176,556)
Net increase (decrease)	(139,364)	$(9,358,488)

24	NYLI S&P 500 Index Fund

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,713,157	$127,055,383
Shares issued to shareholders in reinvestment of distributions	58,026	4,313,634
Shares redeemed	(731,272)	(54,920,691)
Net increase (decrease) in shares outstanding before conversion	1,039,911	76,448,326
Shares converted into Class I (See Note 1)	85,034	6,297,902
Net increase (decrease)	1,124,945	$82,746,228
Year ended October 31, 2025:
Shares sold	854,155	$55,961,561
Shares issued to shareholders in reinvestment of distributions	230,199	15,216,131
Shares redeemed	(956,445)	(63,861,471)
Net increase (decrease) in shares outstanding before conversion	127,909	7,316,221
Shares converted into Class I (See Note 1)	6,148	388,977
Net increase (decrease)	134,057	$7,705,198

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	8,171	$589,796
Shares issued to shareholders in reinvestment of distributions	417	30,121
Shares redeemed	(1,985)	(144,027)
Net increase (decrease)	6,603	$475,890
Year ended October 31, 2025:
Shares sold	19,094	$1,216,654
Shares issued to shareholders in reinvestment of distributions	1,296	83,470
Shares redeemed	(2,878)	(184,777)
Net increase (decrease)	17,512	$1,115,347
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
25

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
26

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
33

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
34

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
35

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
36

NYLI WMC Small Companies Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.3%
Aerospace & Defense 2.1%
Hexcel Corp.	73,822	$ 6,929,671
Automobile Components 0.8%
Goodyear Tire & Rubber Co. (The) (a)	351,909	2,491,516
Banks 7.8%
Banner Corp.	50,596	3,385,378
Enterprise Financial Services Corp.	43,892	2,537,836
First Interstate BancSystem, Inc., Class A	80,453	2,855,277
Old National Bancorp	187,453	4,493,248
Prosperity Bancshares, Inc.	39,433	2,746,509
Renasant Corp.	67,033	2,673,946
United Community Banks, Inc.	87,427	2,913,942
WSFS Financial Corp.	48,469	3,488,314
		25,094,450
Biotechnology 8.8%
ACADIA Pharmaceuticals, Inc. (a)	16,112	361,714
ADMA Biologics, Inc. (a)	29,033	297,588
Agios Pharmaceuticals, Inc. (a)	7,269	203,532
Alkermes plc (a)	21,281	717,383
Apogee Therapeutics, Inc. (a)	5,798	480,596
Arcus Biosciences, Inc. (a)	10,771	274,661
Arcutis Biotherapeutics, Inc. (a)	14,106	327,541
Ardelyx, Inc. (a)	30,359	192,172
Arrowhead Pharmaceuticals, Inc. (a)	17,451	1,282,299
Aurinia Pharmaceuticals, Inc. (a)	15,062	231,729
Beam Therapeutics, Inc. (a)	12,304	373,180
BioCryst Pharmaceuticals, Inc. (a)	28,120	257,579
Bridgebio Pharma, Inc. (a)	20,566	1,462,448
Capricor Therapeutics, Inc. (a)	5,519	185,328
Catalyst Pharmaceuticals, Inc. (a)	14,968	421,050
Celcuity, Inc. (a)	4,503	546,439
Celldex Therapeutics, Inc. (a)	8,463	278,263
CG oncology, Inc. (a)	7,597	507,024
Cogent Biosciences, Inc. (a)	18,512	662,544
CRISPR Therapeutics AG (a)(b)	11,730	613,948
Cytokinetics, Inc. (a)	15,750	1,007,528
Denali Therapeutics, Inc. (a)	19,374	362,681
Dianthus Therapeutics, Inc. (a)	4,612	404,934
Disc Medicine, Inc. (a)	3,551	234,188
Dyne Therapeutics, Inc. (a)	17,499	307,107
Erasca, Inc. (a)	24,635	262,363
GRAIL, Inc. (a)	4,794	261,177
Ideaya Biosciences, Inc. (a)	10,928	318,005
ImmunityBio, Inc. (a)(b)	37,299	264,823
	Shares	Value

Biotechnology (continued)
Immunome, Inc. (a)	13,050	$ 299,367
Immunovant, Inc. (a)	10,538	286,054
Intellia Therapeutics, Inc. (a)(b)	14,008	188,828
Kodiak Sciences, Inc. (a)	4,919	213,878
Krystal Biotech, Inc. (a)	3,157	827,955
Kymera Therapeutics, Inc. (a)	7,477	606,160
Madrigal Pharmaceuticals, Inc. (a)	2,239	1,158,436
Mineralys Therapeutics, Inc. (a)	6,033	160,779
Mirum Pharmaceuticals, Inc. (a)	5,499	535,108
Nurix Therapeutics, Inc. (a)	12,248	204,542
Nuvalent, Inc., Class A (a)	6,598	661,647
Oruka Therapeutics, Inc. (a)	4,710	322,211
Praxis Precision Medicines, Inc. (a)	3,278	1,045,125
Protagonist Therapeutics, Inc. (a)	7,658	757,912
PTC Therapeutics, Inc. (a)	9,979	649,234
Recursion Pharmaceuticals, Inc., Class A (a)(b)	57,853	200,171
Relay Therapeutics, Inc. (a)	17,332	224,623
Rhythm Pharmaceuticals, Inc. (a)	6,799	553,167
Scholar Rock Holding Corp. (a)	11,400	531,354
Soleno Therapeutics, Inc. (a)	4,961	262,040
Spyre Therapeutics, Inc. (a)	8,839	658,064
Stoke Therapeutics, Inc. (a)	6,230	203,846
Syndax Pharmaceuticals, Inc. (a)	11,347	243,166
Tango Therapeutics, Inc. (a)	14,619	316,063
TG Therapeutics, Inc. (a)	18,432	622,633
Travere Therapeutics, Inc. (a)	10,013	421,748
Twist Bioscience Corp. (a)	7,655	447,435
Vaxcyte, Inc. (a)	16,271	931,352
Vera Therapeutics, Inc. (a)	8,095	288,263
Veracyte, Inc. (a)	10,141	333,842
Vericel Corp. (a)	6,577	228,419
Viridian Therapeutics, Inc. (a)	13,108	176,696
Xenon Pharmaceuticals, Inc. (a)	11,221	628,825
Zymeworks, Inc. (a)	6,314	173,888
		28,462,655
Commercial Services & Supplies 1.3%
Brady Corp., Class A	51,739	4,233,285
Communications Equipment 1.8%
NetScout Systems, Inc. (a)	174,070	5,866,159
Construction & Engineering 4.0%
Ameresco, Inc., Class A (a)	183,030	5,415,858
Centuri Holdings, Inc. (a)	197,880	7,440,288
		12,856,146

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Consumer Finance 1.9%
Enova International, Inc. (a)	35,635	$ 6,036,925
Containers & Packaging 1.1%
Greif, Inc., Class A	52,949	3,454,393
Diversified Consumer Services 2.1%
Laureate Education, Inc. (a)	222,069	6,683,167
Electrical Equipment 3.4%
Nextpower, Inc. (a)	45,135	5,376,932
Sensata Technologies Holding plc	134,754	5,611,157
		10,988,089
Electronic Equipment, Instruments & Components 6.7%
TTM Technologies, Inc. (a)	60,252	9,533,071
Vishay Intertechnology, Inc.	421,111	12,199,586
		21,732,657
Energy Equipment & Services 4.2%
Atlas Energy Solutions, Inc. (b)	354,331	6,158,273
Helix Energy Solutions Group, Inc. (a)	387,220	4,007,727
Tidewater, Inc. (a)	38,612	3,449,210
		13,615,210
Financial Services 3.9%
Federal Agricultural Mortgage Corp., Class C	17,375	3,019,775
Flywire Corp. (a)	308,439	4,167,011
Remitly Global, Inc. (a)	251,826	5,512,471
		12,699,257
Food Products 0.6%
Freshpet, Inc. (a)	27,326	1,841,226
Gas Utilities 2.9%
New Jersey Resources Corp.	80,260	4,519,441
Southwest Gas Holdings, Inc.	51,431	4,837,085
		9,356,526
Health Care Equipment & Supplies 3.3%
Artivion, Inc. (a)	115,191	4,127,294
SI-BONE, Inc. (a)	239,395	2,966,104
TransMedics Group, Inc. (a)	35,571	3,585,201
		10,678,599
Health Care Providers & Services 0.9%
Progyny, Inc. (a)	163,619	3,040,041
	Shares	Value

Health Care REITs 1.6%
CareTrust REIT, Inc.	128,274	$ 5,060,409
Health Care Technology 1.8%
Waystar Holding Corp. (a)	266,643	5,699,494
Hotels, Restaurants & Leisure 1.0%
Life Time Group Holdings, Inc. (a)	121,701	3,262,804
Household Durables 2.6%
Champion Homes, Inc. (a)	64,932	4,949,767
Whirlpool Corp. (b)	60,155	3,372,289
		8,322,056
IT Services 1.9%
DigitalOcean Holdings, Inc. (a)	65,528	6,318,865
Life Sciences Tools & Services 1.3%
Fortrea Holdings, Inc. (a)	368,600	4,238,900
Machinery 2.0%
Blue Bird Corp. (a)	102,544	6,574,096
Metals & Mining 5.7%
Kaiser Aluminum Corp.	53,865	9,180,212
Lundin Mining Corp.	361,230	9,270,422
		18,450,634
Oil, Gas & Consumable Fuels 1.8%
Excelerate Energy, Inc., Class A	163,855	5,718,539
Pharmaceuticals 1.9%
Alumis, Inc. (a)	9,192	226,951
Amneal Pharmaceuticals, Inc. (a)	19,846	255,418
Amylyx Pharmaceuticals, Inc. (a)	11,534	184,544
ANI Pharmaceuticals, Inc. (a)	2,407	191,236
Axsome Therapeutics, Inc. (a)	5,380	1,117,695
Crinetics Pharmaceuticals, Inc. (a)	12,294	476,761
Definium Therapeutics, Inc. (a)	13,084	286,278
Edgewise Therapeutics, Inc. (a)	8,876	274,801
Enliven Therapeutics, Inc. (a)	4,917	202,728
Indivior Pharmaceuticals, Inc. (a)	15,709	577,777
Innoviva, Inc. (a)	9,768	224,566
Ligand Pharmaceuticals, Inc. (a)	2,459	564,218
Liquidia Corp. (a)	8,391	329,011
Ocular Therapeutix, Inc. (a)	24,874	233,069
Prestige Consumer Healthcare, Inc. (a)	6,025	339,328

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI WMC Small Companies Fund

	Shares	Value
Common Stocks (continued)
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc. (a)	7,098	$ 340,704
Tarsus Pharmaceuticals, Inc. (a)	5,066	322,248
		6,147,333
Professional Services 1.4%
Maximus, Inc.	71,067	4,663,416
Real Estate Management & Development 1.2%
Cushman & Wakefield Ltd. (a)	272,329	3,823,499
Retail REITs 1.6%
Macerich Co. (The)	242,959	5,279,499
Semiconductors & Semiconductor Equipment 5.2%
Power Integrations, Inc.	92,705	6,740,581
Tower Semiconductor Ltd. (a)	45,845	10,134,037
		16,874,618
Software 3.1%
A10 Networks, Inc.	215,582	5,751,728
RingCentral, Inc., Class A	110,091	4,427,860
		10,179,588
Specialty Retail 3.8%
Advance Auto Parts, Inc.	68,785	4,093,395
Signet Jewelers Ltd.	42,231	3,759,826
Upbound Group, Inc.	233,720	4,618,307
		12,471,528
Trading Companies & Distributors 3.8%
DNOW, Inc. (a)	394,989	5,328,402
Xometry, Inc., Class A (a)(b)	135,926	6,968,926
		12,297,328
Total Common Stocks (Cost $231,317,940)		321,442,578
	Shares	Value
Exchange-Traded Fund 0.3%
iShares Russell 2000 ETF (b)	2,859	$ 794,716
Total Exchange-Traded Fund (Cost $704,418)		794,716
Short-Term Investments 3.8%
Affiliated Investment Company 0.4%
NYLI U.S. Government Liquidity Fund, 3.536% (c)	1,293,584	1,293,584
Unaffiliated Investment Company 3.4%
Invesco Government & Agency Portfolio, 3.659% (c)(d)	11,047,439	11,047,439
Total Short-Term Investments (Cost $12,341,023)		12,341,023
Total Investments (Cost $244,363,381)	103.4%	334,578,317
Other Assets, Less Liabilities	(3.4)	(11,000,015)
Net Assets	100.0%	$ 323,578,302

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $13,914,584; the total market value of collateral held by the Fund was $14,276,267. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,228,828. The Fund received cash collateral with a value of $11,047,439. (See Note 2(I))
(c)	Current yield as of April 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 537	$ 26,953	$ (26,196)	$ —	$ —	$ 1,294	$ 27	$ —	1,294

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 321,442,578	$ —	$ —	$ 321,442,578
Exchange-Traded Fund	794,716	—	—	794,716
Short-Term Investments
Affiliated Investment Company	1,293,584	—	—	1,293,584
Unaffiliated Investment Company	11,047,439	—	—	11,047,439
Total Short-Term Investments	12,341,023	—	—	12,341,023
Total Investments in Securities	$ 334,578,317	$ —	$ —	$ 334,578,317

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI WMC Small Companies Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $243,069,797) including securities on loan of $13,914,584	$333,284,733
Investment in affiliated investment companies, at value (identified cost $1,293,584)	1,293,584
Receivables:
Investment securities sold	1,357,797
Fund shares sold	89,098
Dividends	62,992
Securities lending	7,230
Other assets	53,625
Total assets	336,149,059
Liabilities
Cash collateral received for securities on loan	11,047,439
Payables:
Investment securities purchased	1,062,477
Manager (See Note 3)	202,176
Fund shares redeemed	124,146
Transfer agent (See Note 3)	56,831
Distribution/Service fees (See Note 3)	36,938
Professional fees	28,987
Custodian	6,670
Shareholder communication	2,636
Trustees	418
Accrued expenses	2,039
Total liabilities	12,570,757
Net assets	$323,578,302
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$9,640
Additional paid-in-capital	238,075,519
238,085,159
Total distributable earnings (loss)	85,493,143
Net assets	$323,578,302
Class A
Net assets applicable to outstanding shares	$151,446,069
Shares of beneficial interest outstanding	4,586,494
Net asset value per share outstanding	$33.02
Maximum sales charge (5.50% of offering price)	1.92
Maximum offering price per share outstanding	$34.94
Investor Class
Net assets applicable to outstanding shares	$33,335,009
Shares of beneficial interest outstanding	1,049,933
Net asset value per share outstanding	$31.75
Maximum sales charge (5.00% of offering price)	1.67
Maximum offering price per share outstanding	$33.42
Class C
Net assets applicable to outstanding shares	$958,263
Shares of beneficial interest outstanding	38,580
Net asset value and offering price per share outstanding	$24.84
Class I
Net assets applicable to outstanding shares	$137,838,961
Shares of beneficial interest outstanding	3,964,527
Net asset value and offering price per share outstanding	$34.77

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $2,199)	$1,587,860
Securities lending, net	47,941
Dividends-affiliated	27,204
Total income	1,663,005
Expenses
Manager (See Note 3)	1,205,936
Distribution/Service—Class A (See Note 3)	170,614
Distribution/Service—Investor Class (See Note 3)	38,800
Distribution/Service—Class C (See Note 3)	4,535
Transfer agent (See Note 3)	169,107
Professional fees	45,577
Registration	30,687
Shareholder communication	18,836
Custodian	16,032
Trustees	4,592
Miscellaneous	8,307
Total expenses before waiver/reimbursement	1,713,023
Expense waiver/reimbursement from Manager (See Note 3)	(22,442)
Net expenses	1,690,581
Net investment income (loss)	(27,576)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	20,295,330
Foreign currency transactions	(17)
Net realized gain (loss)	20,295,313
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	44,706,881
Translation of other assets and liabilities in foreign currencies	48
Net change in unrealized appreciation (depreciation)	44,706,929
Net realized and unrealized gain (loss)	65,002,242
Net increase (decrease) in net assets resulting from operations	$64,974,666
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI WMC Small Companies Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(27,576)	$(106,870)
Net realized gain (loss)	20,295,313	14,689,869
Net change in unrealized appreciation (depreciation)	44,706,929	16,872,922
Net increase (decrease) in net assets resulting from operations	64,974,666	31,455,921
Distributions to shareholders:
Class A	—	(224,401)
Class I	(214,180)	(521,102)
Total distributions to shareholders	(214,180)	(745,503)
Capital share transactions:
Net proceeds from sales of shares	13,424,964	25,299,389
Net asset value of shares issued to shareholders in reinvestment of distributions	210,576	732,299
Cost of shares redeemed	(40,073,329)	(71,067,010)
Increase (decrease) in net assets derived from capital share transactions	(26,437,789)	(45,035,322)
Net increase (decrease) in net assets	38,322,697	(14,324,904)
Net Assets
Beginning of period	285,255,605	299,580,509
End of period	$323,578,302	$285,255,605
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$26.73	$24.21	$17.82	$21.32	$32.63	$22.62
Net investment income (loss) (a)	(0.01)	(0.03)	0.04	0.02	0.39	(0.10)
Net realized and unrealized gain (loss)	6.30	2.59	6.38	(3.09)	(3.93)	10.11
Total from investment operations	6.29	2.56	6.42	(3.07)	(3.54)	10.01
Less distributions:
From net investment income	—	(0.04)	(0.03)	(0.43)	—	—
From net realized gain on investments	—	—	—	—	(7.77)	—
Total distributions	—	(0.04)	(0.03)	(0.43)	(7.77)	—
Net asset value at end of period	$33.02	$26.73	$24.21	$17.82	$21.32	$32.63
Total investment return (b)	23.53%	10.59%	36.07%	(14.66)%	(13.90)%	44.25%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.10)%††	(0.12)%	0.17%	0.09%	1.69%	(0.32)%
Net expenses (c)	1.20%††	1.20%	1.21%	1.22%	1.23%	1.21%
Expenses (before waiver/reimbursement) (c)	1.20%††	1.20%	1.21%	1.22%	1.23%	1.22%
Portfolio turnover rate	43%	77%	96%	86%	75%	108%
Net assets at end of period (in 000’s)	$151,446	$126,225	$125,698	$103,460	$135,890	$178,454

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$25.74	$23.34	$17.20	$20.60	$31.86	$22.14
Net investment income (loss) (a)	(0.05)	(0.09)	(0.02)	(0.03)	0.32	(0.17)
Net realized and unrealized gain (loss)	6.06	2.49	6.16	(2.99)	(3.81)	9.89
Total from investment operations	6.01	2.40	6.14	(3.02)	(3.49)	9.72
Less distributions:
From net investment income	—	—	—	(0.38)	—	—
From net realized gain on investments	—	—	—	—	(7.77)	—
Total distributions	—	—	—	(0.38)	(7.77)	—
Net asset value at end of period	$31.75	$25.74	$23.34	$17.20	$20.60	$31.86
Total investment return (b)	23.35%	10.28%	35.70%	(14.92)%	(14.13)%	43.90%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.37)%††	(0.39)%	(0.10)%	(0.18)%	1.43%	(0.57)%
Net expenses (c)	1.48%††	1.48%	1.48%	1.49%	1.50%	1.49%
Expenses (before waiver/reimbursement) (c)	1.62%††	1.62%	1.66%	1.70%	1.58%	1.66%
Portfolio turnover rate	43%	77%	96%	86%	75%	108%
Net assets at end of period (in 000's)	$33,335	$30,889	$33,885	$28,292	$35,985	$45,382

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI WMC Small Companies Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$20.21	$18.47	$13.71	$16.46	$27.19	$19.03
Net investment income (loss) (a)	(0.12)	(0.22)	(0.14)	(0.15)	0.15	(0.34)
Net realized and unrealized gain (loss)	4.75	1.96	4.90	(2.38)	(3.11)	8.50
Total from investment operations	4.63	1.74	4.76	(2.53)	(2.96)	8.16
Less distributions:
From net investment income	—	—	—	(0.22)	—	—
From net realized gain on investments	—	—	—	—	(7.77)	—
Total distributions	—	—	—	(0.22)	(7.77)	—
Net asset value at end of period	$24.84	$20.21	$18.47	$13.71	$16.46	$27.19
Total investment return (b)	22.91%	9.42%	34.72%	(15.54)%	(14.74)%	42.88%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(1.13)%††	(1.15)%	(0.83)%	(0.92)%	0.83%	(1.32)%
Net expenses (d)	2.23%††	2.23%	2.23%	2.24%	2.24%	2.24%
Expenses (before waiver/reimbursement) (d)	2.37%††	2.37%	2.41%	2.46%	2.33%	2.41%
Portfolio turnover rate	43%	77%	96%	86%	75%	108%
Net assets at end of period (in 000’s)	$958	$878	$1,211	$1,280	$2,415	$4,129

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$28.15	$25.49	$18.76	$22.43	$33.85	$23.40
Net investment income (loss) (a)	0.02	0.04	0.10	0.07	0.45	(0.02)
Net realized and unrealized gain (loss)	6.65	2.72	6.71	(3.25)	(4.10)	10.47
Total from investment operations	6.67	2.76	6.81	(3.18)	(3.65)	10.45
Less distributions:
From net investment income	(0.05)	(0.10)	(0.08)	(0.49)	—	—
From net realized gain on investments	—	—	—	—	(7.77)	—
Total distributions	(0.05)	(0.10)	(0.08)	(0.49)	(7.77)	—
Net asset value at end of period	$34.77	$28.15	$25.49	$18.76	$22.43	$33.85
Total investment return (b)	23.66%	10.88%	36.38%	(14.42)%	(13.71)%	44.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.15%††	0.14%	0.40%	0.34%	1.85%	(0.05)%
Net expenses (c)	0.95%††	0.95%	0.96%	0.97%	0.98%	0.96%
Expenses (before waiver/reimbursement) (c)	0.95%††	0.95%	0.96%	0.97%	0.98%	0.97%
Portfolio turnover rate	43%	77%	96%	86%	75%	108%
Net assets at end of period (in 000’s)	$137,839	$127,264	$138,559	$92,498	$151,035	$169,281

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI WMC Small Companies Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI WMC Small Companies Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	January 2, 2004
Investor Class	February 28, 2008
Class C	December 30, 2002
Class I	January 12, 1987
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term growth of capital.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent

13

Notes to Financial Statements (Unaudited) (continued)
buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its

14	NYLI WMC Small Companies Fund

cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in ETFs and mutual funds, which are subject to management fees and other fees that may cause the costs of investing in ETFs and mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of ETFs and mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between
15

Notes to Financial Statements (Unaudited) (continued)
the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(I) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(J) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Wellington Management Company LLP ("Wellington" or the "Subadvisor"), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and Wellington, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the  Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 0.80% up to $1 billion, 0.775% from $1 billion to $2 billion and 0.75% in excess of

16	NYLI WMC Small Companies Fund

$2 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.80% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $1,205,936 and waived fees and/or reimbursed expenses in the amount of $22,442 and paid the Subadvisor fees in the amount of $565,283.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $4,163 and $1,108, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $96 and $40, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New
York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$45,928	$—
Investor Class	76,125	(21,804)
Class C	2,226	(638)
Class I	44,828	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$246,116,050	$102,175,786	$(13,713,519)	$88,462,267
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $23,226,674, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected
17

Notes to Financial Statements (Unaudited) (continued)
to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$23,227	$—
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$745,503
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $130,086 and $155,588, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	93,258	$2,792,385
Shares redeemed	(337,164)	(9,944,513)
Net increase (decrease) in shares outstanding before conversion	(243,906)	(7,152,128)
Shares converted into Class A (See Note 1)	108,021	3,119,934
Net increase (decrease)	(135,885)	$(4,032,194)
Year ended October 31, 2025:
Shares sold	188,839	$4,734,861
Shares issued to shareholders in reinvestment of distributions	8,098	219,772
Shares redeemed	(829,089)	(20,769,900)
Net increase (decrease) in shares outstanding before conversion	(632,152)	(15,815,267)
Shares converted into Class A (See Note 1)	163,257	4,166,020
Shares converted from Class A (See Note 1)	(769)	(20,601)
Net increase (decrease)	(469,664)	$(11,669,848)

18	NYLI WMC Small Companies Fund

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	18,152	$520,015
Shares redeemed	(57,619)	(1,642,019)
Net increase (decrease) in shares outstanding before conversion	(39,467)	(1,122,004)
Shares converted into Investor Class (See Note 1)	491	13,561
Shares converted from Investor Class (See Note 1)	(111,270)	(3,092,519)
Net increase (decrease)	(150,246)	$(4,200,962)
Year ended October 31, 2025:
Shares sold	31,260	$746,810
Shares redeemed	(131,997)	(3,185,947)
Net increase (decrease) in shares outstanding before conversion	(100,737)	(2,439,137)
Shares converted into Investor Class (See Note 1)	8,639	215,502
Shares converted from Investor Class (See Note 1)	(159,422)	(3,925,237)
Net increase (decrease)	(251,520)	$(6,148,872)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares sold	155	$3,212
Shares redeemed	(591)	(11,724)
Net increase (decrease) in shares outstanding before conversion	(436)	(8,512)
Shares converted from Class B	(11,897)	(241,396)
Net increase (decrease)	(12,333)	$(249,908)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,467	$32,580
Shares redeemed	(4,456)	(97,161)
Net increase (decrease) in shares outstanding before conversion	(2,989)	(64,581)
Shares converted from Class C (See Note 1)	(1,868)	(40,976)
Net increase (decrease)	(4,857)	$(105,557)
Year ended October 31, 2025:
Shares sold	5,603	$106,146
Shares redeemed	(16,166)	(305,716)
Net increase (decrease) in shares outstanding before conversion	(10,563)	(199,570)
Shares converted from Class C (See Note 1)	(11,570)	(214,889)
Net increase (decrease)	(22,133)	$(414,459)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	322,684	$10,079,984
Shares issued to shareholders in reinvestment of distributions	6,927	210,576
Shares redeemed	(885,664)	(28,389,636)
Net increase (decrease)	(556,053)	$(18,099,076)
Year ended October 31, 2025:
Shares sold	775,691	$19,708,360
Shares issued to shareholders in reinvestment of distributions	17,965	512,527
Shares redeemed	(1,710,145)	(46,793,723)
Net increase (decrease) in shares outstanding before conversion	(916,489)	(26,572,836)
Shares converted into Class I (See Note 1)	730	20,601
Net increase (decrease)	(915,759)	$(26,552,235)

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
20

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

21

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
28

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
29

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI U.S. Government Liquidity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†(Unaudited)
	Principal Amount	Value
Short-Term Investments 100.3%
U.S. Treasury Debt 100.3%
U.S. Treasury Bills (a)
3.592%, due 5/12/26	$ 75,460,000	$ 75,378,147
3.606%, due 6/4/26	11,380,000	11,341,587
3.624%, due 5/21/26	47,334,000	47,239,464
3.624%, due 6/11/26	175,000,000	174,281,822
3.627%, due 6/25/26	44,492,000	44,247,242
3.627%, due 7/9/26	51,034,000	50,682,452
3.629%, due 5/14/26	35,831,000	35,784,349
3.629%, due 7/23/26	74,585,000	73,966,351
3.631%, due 8/4/26	88,778,000	87,935,718
3.642%, due 7/16/26	44,672,000	44,331,691
3.644%, due 7/7/26	134,179,000	133,279,376
3.645%, due 7/14/26	72,531,000	71,993,900
3.646%, due 5/7/26	41,037,000	41,012,159
3.647%, due 5/28/26	15,853,000	15,809,888
3.649%, due 8/11/26	29,171,000	28,872,960
3.669%, due 7/21/26	68,579,000	68,019,653
Total Short-Term Investments (Cost $1,004,176,759)	100.3%	1,004,176,759
Other Assets, Less Liabilities	(0.3)	(2,996,831)
Net Assets	100.0%	$ 1,001,179,928

†	Percentages indicated are based on Fund net assets.
(a)	Interest rate shown represents yield to maturity.
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Short-Term Investments
U.S. Treasury Debt	$ —	$ 1,004,176,759	$ —	$ 1,004,176,759

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (amortized cost $1,004,176,759)	$1,004,176,759
Cash	3,076
Other assets	8,899
Total assets	1,004,188,734
Liabilities
Payables:
Manager (See Note 3)	98,287
Professional fees	32,717
Shareholder communication	6,598
Custodian	5,698
Accrued expenses	848
Dividends payable	2,864,658
Total liabilities	3,008,806
Net assets	$1,001,179,928
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$1,001,004
Additional paid-in-capital	1,000,101,175
1,001,102,179
Total distributable earnings (loss)	77,749
Net assets	$1,001,179,928
Class I
Net assets applicable to outstanding shares	$1,001,179,928
Shares of beneficial interest outstanding	1,001,004,088
Net asset value per share outstanding	$1.00

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI U.S. Government Liquidity Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$19,249,559
Expenses
Manager (See Note 3)	618,258
Professional fees	72,196
Trustees	15,604
Shareholder communication	13,060
Custodian	11,665
Registration	1,750
Miscellaneous	6,935
Total expenses	739,468
Net investment income (loss)	18,510,091
Realized Gain (Loss)
Net realized gain (loss) on investments	53,358
Net increase (decrease) in net assets resulting from operations	$18,563,449
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$18,510,091	$42,445,732
Net realized gain (loss)	53,358	30,358
Net increase (decrease) in net assets resulting from operations	18,563,449	42,476,090
Distributions to shareholders	(18,510,089)	(42,445,732)
Capital share transactions:
Net proceeds from sales of shares	6,495,787,267	13,054,598,416
Net asset value of shares issued to shareholders in reinvestment of distributions	15,472,918	41,625,347
Cost of shares redeemed	(6,523,548,901)	(13,275,656,159)
Increase (decrease) in net assets derived from capital share transactions	(12,288,716)	(179,432,396)
Net increase (decrease) in net assets	(12,235,356)	(179,402,038)
Net Assets
Beginning of period	1,013,415,284	1,192,817,322
End of period	$1,001,179,928	$1,013,415,284
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI U.S. Government Liquidity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.02	0.04	0.05	0.04	0.01	0.00‡
Total from investment operations	0.02	0.04	0.05	0.04	0.01	0.00‡
Less distributions:
From net investment income	(0.02)	(0.04)	(0.05)	(0.04)	(0.01)	(0.00)‡
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return (a)	1.79%	4.28%	5.31%	4.59%	0.76%	0.01%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.59%††	4.20%	5.18%	4.47%	0.72%	0.01%
Net expenses	0.14%††	0.14%	0.14%	0.14%	0.11%	0.03%
Expenses (before waiver/reimbursement)	0.14%††	0.14%	0.14%	0.14%	0.14%	0.14%
Net assets at end of period (in 000’s)	$1,001,180	$1,013,415	$1,192,817	$1,008,822	$1,335,657	$2,520,059

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of distributions. For periods of less than one year, total return is not annualized.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI U.S. Government Liquidity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class I	July 2, 2018
Shares of the Fund are offered and are redeemed at a price equal to their net asset value (“NAV”) per share. No sales or redemption charge is applicable to the purchase or redemption of the Fund’s shares.
The Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Valuation of Shares. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share by using the amortized cost method of valuation, it cannot guarantee it will do so. In addition, as a “government money market fund,” the Board of Trustees of the Trust ("Board") has determined that the Fund is not subject to the imposition of liquidity fees. The Board has reserved its ability to change this determination with respect to the imposition of liquidity fees, but such change would become effective only after shareholders are provided with specific advance notice of the change. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
(B) Securities Valuation.  Securities are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security.
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such

8	NYLI U.S. Government Liquidity Fund

as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
Securities valued at amortized cost are not obtained from a quoted price in an active market and are generally categorized as Level 2 in the hierarchy. The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of April 30, 2026, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(C) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
9

Notes to Financial Statements (Unaudited) (continued)
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest rate for short-term investments.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred.The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Debt Securities Risk.  The Fund’s investments may include securities such as variable rate notes and floaters. If expectations about changes in interest rates, or assessments of an issuer’s credit worthiness or market conditions are incorrect, investments in these types of securities could lose money for the Fund. The ability of issuers of debt securities, including the U.S. government, held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager pursuant to a Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. NYL Investors LLC ("NYL Investors" or "Subadvisor"), a registered investment adviser and a direct, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and NYL Investors, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.12% of the Fund's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating

10	NYLI U.S. Government Liquidity Fund

Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.15% of average daily net assets. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
New York Life Investment Management may voluntarily waive fees or reimburse expenses of the Fund to the extent it deems appropriate to enhance the yield of the Fund’s during periods when expenses have a significant impact on the yield of the Fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Fund and described in the Fund’s prospectus.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $618,258 and paid the Subadvisor fees in the amount of $309,129.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Transfer, Dividend Disbursing and Shareholder Servicing Agent.   NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, the Fund did not record any transfer agent expenses.
Note 4-Federal Income Tax
The amortized cost also represents the aggregate cost for federal income tax purposes.
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $28,997, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$29	$—
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$42,445,732
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class I (at $1 per share)	Shares
Six-month period ended April 30, 2026:
Shares sold	6,495,787,267
Shares issued to shareholders in reinvestment of distributions	15,472,918
Shares redeemed	(6,523,548,901)
Net increase (decrease)	(12,288,716)
Year ended October 31, 2025:
Shares sold	13,054,598,416
Shares issued to shareholders in reinvestment of distributions	41,625,347
Shares redeemed	(13,275,656,159)
Net increase (decrease)	(179,432,396)
Note 7–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial
11

Notes to Financial Statements (Unaudited) (continued)
statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
12	NYLI U.S. Government Liquidity Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
13

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

14

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
15

history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
17

Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
18

reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
19

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
20

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
21

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
22

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
23

NYLI PineStone International Equity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
Australia 1.1%
Commonwealth Bank of Australia (Banks)	42,925	$ 5,366,763
Canada 3.7%
Canadian National Railway Co. (Ground Transportation)	102,309	11,471,908
Dollarama, Inc. (Broadline Retail)	54,400	6,952,435
		18,424,343
France 15.9%
Air Liquide SA (Chemicals)	85,370	18,343,609
Air Liquide SA, Loyalty Shares (Chemicals)	66,712	14,334,530
EssilorLuxottica SA (Health Care Equipment & Supplies)	71,716	15,255,719
L'Oreal SA (Personal Care Products)	34,830	14,963,476
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	31,702	16,795,264
		79,692,598
Germany 4.4%
Rational AG (Machinery)	12,870	9,417,890
SAP SE (Software)	73,110	12,484,708
		21,902,598
India 1.1%
HDFC Bank Ltd., ADR (Banks)	226,336	5,751,198
Japan 5.7%
Keyence Corp. (Electronic Equipment, Instruments & Components)	62,420	28,428,003
Netherlands 7.3%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	25,446	36,506,607
Spain 5.7%
Amadeus IT Group SA (Hotels, Restaurants & Leisure)	237,004	13,629,827
Industria de Diseno Textil SA (Specialty Retail) (a)	253,500	15,048,576
		28,678,403
Sweden 1.8%
Atlas Copco AB, Class A (Machinery) (a)	488,898	9,224,341
	Shares	Value

Switzerland 9.4%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	112,115	$ 21,308,092
Geberit AG (Registered) (Building Products)	16,144	10,892,835
Schindler Holding AG (Machinery)	41,832	14,637,318
		46,838,245
Taiwan 10.9%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	137,134	54,313,292
United Kingdom 14.5%
Diageo plc (Beverages)	408,411	8,175,013
Howden Joinery Group plc (Trading Companies & Distributors)	884,126	9,347,888
Intertek Group plc (Professional Services)	154,518	9,960,034
London Stock Exchange Group plc (Capital Markets)	248,580	32,303,375
Spirax Group plc (Machinery)	54,841	5,349,112
Unilever plc (Personal Care Products)	123,426	7,232,082
		72,367,504
United States 17.3%
Alcon AG (Health Care Equipment & Supplies)	153,834	11,462,489
Aon plc, Class A (Insurance)	39,547	12,324,822
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	199,712	28,578,787
Nestle SA (Registered) (Food Products)	202,216	20,458,405
S&P Global, Inc. (Capital Markets)	30,843	13,300,427
Sunbelt Rentals Holdings, Inc. (Trading Companies & Distributors)	8,092	608,258
		86,733,188
Total Common Stocks (Cost $356,427,962)		494,227,083
Short-Term Investments 4.8%
Affiliated Investment Company 0.2%
United States 0.2%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	959,761	959,761
Unaffiliated Investment Companies 4.6%
United States 4.6%
Invesco Government & Agency Portfolio, 3.659% (b)(c)	13,123,486	13,123,486

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Short-Term Investments (continued)
United States (continued)
Morgan Stanley Institutional Liquidity Fund Government Portfolio, 3.66% (b)(c)	10,000,000	$ 10,000,000
		23,123,486
Total Short-Term Investments (Cost $24,083,247)		24,083,247
Total Investments (Cost $380,511,209)	103.6%	518,310,330
Other Assets, Less Liabilities	(3.6)	(18,016,507)
Net Assets	100.0%	$ 500,293,823

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $23,964,843; the total market value of collateral held by the Fund was $24,999,114. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,875,628. The Fund received cash collateral with a value of $23,123,486. (See Note 2(J))
(b)	Current yield as of April 30, 2026.
(c)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 57,705	$ (56,745)	$ —	$ —	$ 960	$ 24	$ —	960

Abbreviation(s):
ADR—American Depositary Receipt
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone International Equity Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 494,227,083	$ —	$ —	$ 494,227,083
Short-Term Investments
Affiliated Investment Company	959,761	—	—	959,761
Unaffiliated Investment Companies	23,123,486	—	—	23,123,486
Total Short-Term Investments	24,083,247	—	—	24,083,247
Total Investments in Securities	$ 518,310,330	$ —	$ —	$ 518,310,330

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent
Banks	$11,117,961	2.2%
Beverages	8,175,013	1.6
Broadline Retail	6,952,435	1.4
Building Products	10,892,835	2.2
Capital Markets	45,603,802	9.1
Chemicals	32,678,139	6.5
Electronic Equipment, Instruments & Components	28,428,003	5.7
Food Products	20,458,405	4.1
Ground Transportation	11,471,908	2.3
Health Care Equipment & Supplies	26,718,208	5.4
Hotels, Restaurants & Leisure	42,208,614	8.4
Insurance	12,324,822	2.5
Machinery	38,628,661	7.7
Personal Care Products	22,195,558	4.4
Professional Services	9,960,034	2.0
Semiconductors & Semiconductor Equipment	90,819,899	18.2
Software	12,484,708	2.5
Specialty Retail	15,048,576	3.0
Textiles, Apparel & Luxury Goods	38,103,356	7.6
Trading Companies & Distributors	9,956,146	2.0
	494,227,083	98.8
Short-Term Investments	24,083,247	4.8
Other Assets, Less Liabilities	(18,016,507)	(3.6)
Net Assets	$500,293,823	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone International Equity Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $379,551,448) including securities on loan of $23,964,843	$517,350,569
Investment in affiliated investment companies, at value (identified cost $959,761)	959,761
Cash denominated in foreign currencies (identified cost $4)	4
Receivables:
Dividends	5,569,224
Investment securities sold	518,991
Fund shares sold	377,868
Securities lending	2,213
Other assets	97,806
Total assets	524,876,436
Liabilities
Cash collateral received for securities on loan	23,123,486
Due to custodian	3,262
Payables:
Fund shares redeemed	941,591
Manager (See Note 3)	336,459
Transfer agent (See Note 3)	73,338
Custodian	39,106
Professional fees	24,014
Distribution/Service fees (See Note 3)	17,780
Trustees	2,612
Investment securities purchased	676
Accrued expenses	20,289
Total liabilities	24,582,613
Net assets	$500,293,823
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$28,020
Additional paid-in-capital	366,296,498
366,324,518
Total distributable earnings (loss)	133,969,305
Net assets	$500,293,823
Class A
Net assets applicable to outstanding shares	$73,418,510
Shares of beneficial interest outstanding	4,129,579
Net asset value per share outstanding	$17.78
Maximum sales charge (5.50% of offering price)	1.03
Maximum offering price per share outstanding	$18.81
Investor Class
Net assets applicable to outstanding shares	$12,316,416
Shares of beneficial interest outstanding	693,641
Net asset value per share outstanding	$17.76
Maximum sales charge (5.00% of offering price)	0.93
Maximum offering price per share outstanding	$18.69
Class C
Net assets applicable to outstanding shares	$487,649
Shares of beneficial interest outstanding	27,893
Net asset value and offering price per share outstanding	$17.48
Class I
Net assets applicable to outstanding shares	$228,355,979
Shares of beneficial interest outstanding	12,799,702
Net asset value and offering price per share outstanding	$17.84
Class P
Net assets applicable to outstanding shares	$31,314
Shares of beneficial interest outstanding	1,756
Net asset value and offering price per share outstanding	$17.83
Class R6
Net assets applicable to outstanding shares	$185,683,955
Shares of beneficial interest outstanding	10,367,233
Net asset value and offering price per share outstanding	$17.91

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $651,962)	$5,588,717
Dividends-affiliated	23,583
Securities lending, net	7,956
Total income	5,620,256
Expenses
Manager (See Note 3)	2,776,086
Transfer agent (See Note 3)	192,231
Distribution/Service—Class A (See Note 3)	93,795
Distribution/Service—Investor Class (See Note 3)	15,592
Distribution/Service—Class C (See Note 3)	2,883
Professional fees	75,230
Custodian	65,139
Registration	62,124
Shareholder communication	29,363
Trustees	10,972
Miscellaneous	16,484
Total expenses before waiver/reimbursement	3,339,899
Expense waiver/reimbursement from Manager (See Note 3)	(319,644)
Net expenses	3,020,255
Net investment income (loss)	2,600,001
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	17,721,557
Foreign currency transactions	(126,177)
Net realized gain (loss)	17,595,380
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(10,084,129)
Translation of other assets and liabilities in foreign currencies	105,396
Net change in unrealized appreciation (depreciation)	(9,978,733)
Net realized and unrealized gain (loss)	7,616,647
Net increase (decrease) in net assets resulting from operations	$10,216,648
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone International Equity Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,600,001	$6,552,479
Net realized gain (loss)	17,595,380	7,240,197
Net change in unrealized appreciation (depreciation)	(9,978,733)	36,361,920
Net increase (decrease) in net assets resulting from operations	10,216,648	50,154,596
Distributions to shareholders:
Class A	(691,122)	(313,881)
Investor Class	(72,548)	—
Class C	(2,215)	—
Class I	(3,254,278)	(2,233,680)
Class P	(388)	(197)
Class R6	(4,940,792)	(1,414,397)
Total distributions to shareholders	(8,961,343)	(3,962,155)
Capital share transactions:
Net proceeds from sales of shares	61,978,342	396,705,756
Net asset value of shares issued to shareholders in reinvestment of distributions	6,722,982	3,636,140
Cost of shares redeemed	(331,636,966)	(318,346,930)
Increase (decrease) in net assets derived from capital share transactions	(262,935,642)	81,994,966
Net increase (decrease) in net assets	(261,680,337)	128,187,407
Net Assets
Beginning of period	761,974,160	633,786,753
End of period	$500,293,823	$761,974,160
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class A	2026*	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$17.73	$16.82	$13.50	$14.51	$14.70	$14.06	$9.92
Net investment income (loss) (b)	0.06	0.09	0.08	0.02	0.07	0.04	0.03
Net realized and unrealized gain (loss)	0.15	0.89	3.29	(1.02)	(0.16)	0.65	4.37
Total from investment operations	0.21	0.98	3.37	(1.00)	(0.09)	0.69	4.40
Less distributions:
From net investment income	(0.10)	(0.07)	(0.05)	(0.01)	(0.10)	(0.03)	(0.04)
From net realized gain on investments	(0.06)	—	—	—	—	(0.02)	(0.22)
Total distributions	(0.16)	(0.07)	(0.05)	(0.01)	(0.10)	(0.05)	(0.26)
Net asset value at end of period	$17.78	$17.73	$16.82	$13.50	$14.51	$14.70	$14.06
Total investment return	1.19%(c)	5.83%(c)	25.03%(c)	(6.89)%(c)	(0.57)% (d)(e)	4.91% (d)(e)	44.38% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.70%††	0.50%	0.50%	0.25%††	0.50% (f)(g)	0.27% (f)(g)	0.19% (f)(g)
Net expenses	1.14%††(h)	1.17% (h)(i)	1.10%(h)	1.21%††(h)	1.25% (f)(g)	1.25% (f)(g)	1.25% (f)(g)
Expenses (before waiver/reimbursement)	1.21%††(h)	1.25% (h)(i)	1.19%(h)	1.36%††(h)	1.55%(g)	1.49%(g)	1.55%(g)
Portfolio turnover rate	5%	25%	10%	12%	11%(e)	2%(e)	12%(e)
Net assets at end of period (in 000's)	$73,419	$78,251	$79,325	$56,733	$5,162	$2,260	$1,516

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(i)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone International Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		August 28, 2023^ through October 31,
Investor Class	2026*	2025	2024	2023
Net asset value at beginning of period	$17.68	$16.76	$13.49	$14.71
Net investment income (loss) (a)	0.03	0.03	0.02	(0.01)
Net realized and unrealized gain (loss)	0.15	0.89	3.29	(1.21)
Total from investment operations	0.18	0.92	3.31	(1.22)
Less distributions:
From net investment income	(0.04)	—	(0.04)	—
From net realized gain on investments	(0.06)	—	—	—
Total distributions	(0.10)	—	(0.04)	—
Net asset value at end of period	$17.76	$17.68	$16.76	$13.49
Total investment return (b)	1.03%	5.49%	24.60%	(8.29)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.38%††	0.17%	0.11%	(0.32)%††
Net expenses (d)	1.47%††	1.48%(e)	1.49%	1.49%††
Expenses (before waiver/reimbursement) (d)	1.71%††	1.70%(e)	1.72%	1.61%††
Portfolio turnover rate	5%	25%	10%	12%
Net assets at end of period (in 000's)	$12,316	$12,975	$13,841	$12,660

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		August 28, 2023^ through October 31,
Class C	2026*	2025	2024	2023
Net asset value at beginning of period	$17.43	$16.65	$13.47	$14.71
Net investment income (loss) (a)	(0.05)	(0.10)	(0.10)	(0.03)
Net realized and unrealized gain (loss)	0.16	0.88	3.29	(1.21)
Total from investment operations	0.11	0.78	3.19	(1.24)
Less distributions:
From net investment income	—	—	(0.01)	—
From net realized gain on investments	(0.06)	—	—	—
Total distributions	(0.06)	—	(0.01)	—
Net asset value at end of period	$17.48	$17.43	$16.65	$13.47
Total investment return (b)	0.65%	4.68%	23.67%	(8.43)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.53)%††	(0.58)%	(0.64)%	(1.06)%††
Net expenses (d)	2.22%††	2.23%(e)	2.24%	2.24%††
Expenses (before waiver/reimbursement) (d)	2.46%††	2.45%(e)	2.47%	2.36%††
Portfolio turnover rate	5%	25%	10%	12%
Net assets at end of period (in 000’s)	$488	$657	$871	$739

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone International Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class I	2026*	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$17.83	$16.90	$13.53	$14.53	$14.70	$14.06	$9.92
Net investment income (loss) (b)	0.08	0.14	0.12	0.09	0.10	0.08	0.06
Net realized and unrealized gain (loss)	0.14	0.89	3.31	(1.07)	(0.16)	0.65	4.34
Total from investment operations	0.22	1.03	3.43	(0.98)	(0.06)	0.73	4.40
Less distributions:
From net investment income	(0.15)	(0.10)	(0.06)	(0.02)	(0.11)	(0.07)	(0.04)
From net realized gain on investments	(0.06)	—	—	—	—	(0.02)	(0.22)
Total distributions	(0.21)	(0.10)	(0.06)	(0.02)	(0.11)	(0.09)	(0.26)
Net asset value at end of period	$17.84	$17.83	$16.90	$13.53	$14.53	$14.70	$14.06
Total investment return	1.30%(c)	6.15%(c)	25.40%(c)	(6.73)%(c)	(0.33)% (d)(e)	5.16% (d)(e)	44.43% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.92%††	0.81%	0.72%	1.03%††	0.75% (f)(g)	0.52% (f)(g)	0.44% (f)(g)
Net expenses	0.85%††(h)	0.85% (h)(i)	0.85%(h)	0.95%††(h)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)
Expenses (before waiver/reimbursement)	0.96%††(h)	0.99% (h)(i)	0.93%(h)	1.19%††(h)	1.30%(g)	1.24%(g)	1.30%(g)
Portfolio turnover rate	5%	25%	10%	12%	11%(e)	2%(e)	12%(e)
Net assets at end of period (in 000's)	$228,356	$277,529	$335,817	$190,764	$196,962	$217,664	$160,421

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(i)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		August 28, 2023^ through October 31,
Class P	2026*	2025	2024	2023
Net asset value at beginning of period	$17.82	$16.89	$13.53	$14.73
Net investment income (loss) (a)	0.10	0.15	0.13	0.01
Net realized and unrealized gain (loss)	0.13	0.89	3.30	(1.21)
Total from investment operations	0.23	1.04	3.43	(1.20)
Less distributions:
From net investment income	(0.16)	(0.11)	(0.07)	—
From net realized gain on investments	(0.06)	—	—	—
Total distributions	(0.22)	(0.11)	(0.07)	—
Net asset value at end of period	$17.83	$17.82	$16.89	$13.53
Total investment return (b)	1.34%	6.22%	25.43%	(8.15)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.09%††	0.86%	0.80%	0.33%††
Net expenses (d)	0.80%††	0.80%(e)	0.80%	0.85%††
Expenses (before waiver/reimbursement) (d)	0.88%††	0.89%(e)	0.89%	0.91%††
Portfolio turnover rate	5%	25%	10%	12%
Net assets at end of period (in 000’s)	$31	$31	$29	$23

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Net of interest expense of less than 0.01%. (See Note 6)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI PineStone International Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class R6	2026*	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$17.90	$16.97	$13.59	$14.60	$14.77	$14.12	$9.96
Net investment income (loss) (b)	0.06	0.16	0.14	0.08	0.13	0.11	0.08
Net realized and unrealized gain (loss)	0.17	0.88	3.31	(1.05)	(0.16)	0.66	4.36
Total from investment operations	0.23	1.04	3.45	(0.97)	(0.03)	0.77	4.44
Less distributions:
From net investment income	(0.16)	(0.11)	(0.07)	(0.04)	(0.14)	(0.10)	(0.06)
From net realized gain on investments	(0.06)	—	—	—	—	(0.02)	(0.22)
Total distributions	(0.22)	(0.11)	(0.07)	(0.04)	(0.14)	(0.12)	(0.28)
Net asset value at end of period	$17.91	$17.90	$16.97	$13.59	$14.60	$14.77	$14.12
Total investment return	1.34%(c)	6.18%(c)	25.48%(c)	(6.66)%(c)	(0.10)% (d)(e)	5.39% (d)(e)	44.65% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.66%††	0.95%	0.82%	0.98%††	0.95% (f)(g)	0.72% (f)(g)	0.64% (f)(g)
Net expenses	0.80%††(h)	0.80% (h)(i)	0.80%(h)	0.80%††(h)	0.80% (f)(g)	0.80% (f)(g)	0.80% (f)(g)
Expenses (before waiver/reimbursement)	0.88%††(h)	0.89% (h)(i)	0.89%(h)	1.09%††(h)	1.30%(g)	1.24%(g)	1.30%(g)
Portfolio turnover rate	5%	25%	10%	12%	11%(e)	2%(e)	12%(e)
Net assets at end of period (in 000's)	$185,684	$392,531	$203,904	$94,796	$39,343	$43,451	$41,229

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(i)	Net of interest expense of less than 0.01%. (See Note 6)
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone International Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital International Equity Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 29, 2017
Investor Class	August 28, 2023
Class C	August 28, 2023
Class I	September 29, 2017
Class P	August 28, 2023
Class R6	September 29, 2017
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 applies for Class P and no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which

16	NYLI PineStone International Equity Fund

market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last
17

Notes to Financial Statements (Unaudited) (continued)
price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

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(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The
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Notes to Financial Statements (Unaudited) (continued)
Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and PineStone, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.20%; Investor Class, 1.54%; Class C, 2.29%; Class I, 0.85%; Class P, 0.85%; and Class R6, 0.80%. This agreement will remain in effect until February 28, 2028, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $2,776,086 and waived fees and/or reimbursed certain class specific expenses in the amount of $319,644 and paid the Subadvisor fees in the amount of $1,318,641.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the

20	NYLI PineStone International Equity Fund

average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $7,817 and $536, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $5,020 and $21, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2028, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$33,819	$—
Investor Class	36,454	(4,322)
Class C	1,682	(199)
Class I	113,170	—
Class R6	7,106	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Investor Class	$30,756	0.2%
Class C	30,133	6.2
Class P	31,312	100.0
Class R6	35,177	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$385,478,208	$143,156,651	$(10,324,529)	$132,832,122
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $19,049,644 is subject to a limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$19,050	$—
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$3,962,155
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
21

Notes to Financial Statements (Unaudited) (continued)
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $34,198 and $307,849, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	197,184	$3,472,028
Shares issued to shareholders in reinvestment of distributions	39,337	683,282
Shares redeemed	(537,955)	(9,600,243)
Net increase (decrease) in shares outstanding before conversion	(301,434)	(5,444,933)
Shares converted into Class A (See Note 1)	17,723	310,644
Net increase (decrease)	(283,711)	$(5,134,289)
Year ended October 31, 2025:
Shares sold	924,109	$15,585,405
Shares issued to shareholders in reinvestment of distributions	18,437	309,749
Shares redeemed	(1,296,607)	(22,097,650)
Net increase (decrease) in shares outstanding before conversion	(354,061)	(6,202,496)
Shares converted into Class A (See Note 1)	52,214	887,201
Net increase (decrease)	(301,847)	$(5,315,295)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	10,038	$177,449
Shares issued to shareholders in reinvestment of distributions	4,173	72,481
Shares redeemed	(38,384)	(678,388)
Net increase (decrease) in shares outstanding before conversion	(24,173)	(428,458)
Shares converted into Investor Class (See Note 1)	270	4,755
Shares converted from Investor Class (See Note 1)	(16,365)	(286,302)
Net increase (decrease)	(40,268)	$(710,005)
Year ended October 31, 2025:
Shares sold	24,424	$411,538
Shares redeemed	(76,976)	(1,303,429)
Net increase (decrease) in shares outstanding before conversion	(52,552)	(891,891)
Shares converted into Investor Class (See Note 1)	3,522	60,105
Shares converted from Investor Class (See Note 1)	(42,826)	(729,177)
Net increase (decrease)	(91,856)	$(1,560,963)

22	NYLI PineStone International Equity Fund

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,781	$30,815
Shares issued to shareholders in reinvestment of distributions	129	2,215
Shares redeemed	(11,235)	(188,731)
Net increase (decrease) in shares outstanding before conversion	(9,325)	(155,701)
Shares converted from Class C (See Note 1)	(491)	(8,492)
Net increase (decrease)	(9,816)	$(164,193)
Year ended October 31, 2025:
Shares sold	8,925	$148,452
Shares redeemed	(15,439)	(261,101)
Net increase (decrease) in shares outstanding before conversion	(6,514)	(112,649)
Shares converted from Class C (See Note 1)	(8,090)	(134,622)
Net increase (decrease)	(14,604)	$(247,271)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,405,716	$24,797,360
Shares issued to shareholders in reinvestment of distributions	183,530	3,195,258
Shares redeemed	(4,356,366)	(76,581,359)
Net increase (decrease) in shares outstanding before conversion	(2,767,120)	(48,588,741)
Shares converted from Class I (See Note 1)	(2,205)	(38,693)
Net increase (decrease)	(2,769,325)	$(48,627,434)
Year ended October 31, 2025:
Shares sold	6,516,098	$110,521,456
Shares issued to shareholders in reinvestment of distributions	132,456	2,230,553
Shares redeemed	(10,942,276)	(186,599,965)
Net increase (decrease) in shares outstanding before conversion	(4,293,722)	(73,847,956)
Shares converted from Class I (See Note 1)	(12,562)	(215,479)
Net increase (decrease)	(4,306,284)	$(74,063,435)

Class P	Shares	Amount
Six-month period ended April 30, 2026:
Shares issued to shareholders in reinvestment of distributions	22	$388
Net increase (decrease)	22	$388
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	12	$197
Net increase (decrease)	12	$197

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,895,841	$33,500,690
Shares issued to shareholders in reinvestment of distributions	158,430	2,769,358
Shares redeemed	(13,615,460)	(244,588,245)
Net increase (decrease) in shares outstanding before conversion	(11,561,189)	(208,318,197)
Shares converted into Class R6 (See Note 1)	2,195	38,693
Shares converted from Class R6 (See Note 1)	(1,151)	(20,605)
Net increase (decrease)	(11,560,145)	$(208,300,109)
Year ended October 31, 2025:
Shares sold	16,191,853	$270,038,905
Shares issued to shareholders in reinvestment of distributions	64,792	1,095,641
Shares redeemed	(6,355,372)	(108,084,785)
Net increase (decrease) in shares outstanding before conversion	9,901,273	163,049,761
Shares converted into Class R6 (See Note 1)	10,072	173,000
Shares converted from Class R6 (See Note 1)	(2,489)	(41,028)
Net increase (decrease)	9,908,856	$163,181,733
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
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Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
29

reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
30

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
31

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
32

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
33

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
34

NYLI PineStone U.S. Equity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Beverages 2.8%
PepsiCo, Inc.	76,109	$ 12,062,515
Broadline Retail 6.2%
Amazon.com, Inc. (a)	99,580	26,394,675
Building Products 2.7%
Carrier Global Corp.	168,734	11,333,863
Capital Markets 15.9%
CME Group, Inc.	65,210	18,768,742
FactSet Research Systems, Inc.	21,997	5,006,077
Moody's Corp.	62,787	28,998,176
MSCI, Inc.	24,114	14,261,261
		67,034,256
Chemicals 7.0%
Linde plc	31,628	15,850,056
Sherwin-Williams Co. (The)	43,202	13,894,195
		29,744,251
Commercial Services & Supplies 2.3%
Copart, Inc. (a)	289,100	9,572,101
Financial Services 5.5%
Mastercard, Inc., Class A	46,246	23,258,038
Health Care Providers & Services 2.6%
UnitedHealth Group, Inc.	30,023	11,122,921
Hotels, Restaurants & Leisure 3.5%
Hilton Worldwide Holdings, Inc.	45,900	14,874,813
Household Products 2.0%
Colgate-Palmolive Co.	98,353	8,395,412
Interactive Media & Services 11.4%
Alphabet, Inc., Class A	124,919	48,068,831
Life Sciences Tools & Services 3.0%
Mettler-Toledo International, Inc. (a)	9,795	12,504,395
	Shares	Value

Machinery 3.9%
Graco, Inc.	103,302	$ 8,292,052
Otis Worldwide Corp.	106,858	8,322,101
		16,614,153
Pharmaceuticals 2.8%
Johnson & Johnson	52,377	12,038,854
Semiconductors & Semiconductor Equipment 8.0%
Analog Devices, Inc.	51,328	20,647,201
KLA Corp.	7,460	13,057,611
		33,704,812
Software 7.4%
Microsoft Corp.	76,317	31,120,546
Specialty Retail 12.5%
AutoZone, Inc. (a)	6,811	25,228,149
Lowe's Cos., Inc.	53,847	12,858,125
TJX Cos., Inc. (The)	94,011	14,736,224
		52,822,498
Total Common Stocks (Cost $300,752,577)		420,666,934
Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	390,700	390,700
Total Short-Term Investment (Cost $390,700)		390,700
Total Investments (Cost $301,143,277)	99.6%	421,057,634
Other Assets, Less Liabilities	0.4	1,610,679
Net Assets	100.0%	$ 422,668,313

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Current yield as of April 30, 2026.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 1,658	$ 24,766	$ (26,033)	$ —	$ —	$ 391	$ 18	$ —	391

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 420,666,934	$ —	$ —	$ 420,666,934
Short-Term Investment
Affiliated Investment Company	390,700	—	—	390,700
Total Investments in Securities	$ 421,057,634	$ —	$ —	$ 421,057,634

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone U.S. Equity Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $300,752,577)	$420,666,934
Investment in affiliated investment companies, at value (identified cost $390,700)	390,700
Receivables:
Investment securities sold	3,251,459
Dividends	189,731
Fund shares sold	126,881
Other assets	44,430
Total assets	424,670,135
Liabilities
Due to custodian	1,070
Payables:
Investment securities purchased	1,644,060
Manager (See Note 3)	185,596
Fund shares redeemed	94,159
Transfer agent (See Note 3)	37,988
Professional fees	25,766
Custodian	6,688
Trustees	1,973
Distribution/Service fees (See Note 3)	1,145
Accrued expenses	3,377
Total liabilities	2,001,822
Net assets	$422,668,313
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$20,102
Additional paid-in-capital	278,235,464
278,255,566
Total distributable earnings (loss)	144,412,747
Net assets	$422,668,313
Class A
Net assets applicable to outstanding shares	$5,530,602
Shares of beneficial interest outstanding	264,154
Net asset value per share outstanding	$20.94
Maximum sales charge (5.50% of offering price)	1.22
Maximum offering price per share outstanding	$22.16
Class C
Net assets applicable to outstanding shares	$65,803
Shares of beneficial interest outstanding	3,200
Net asset value and offering price per share outstanding	$20.56
Class I
Net assets applicable to outstanding shares	$181,908,465
Shares of beneficial interest outstanding	8,651,644
Net asset value and offering price per share outstanding	$21.03
Class P
Net assets applicable to outstanding shares	$130,631,704
Shares of beneficial interest outstanding	6,211,692
Net asset value and offering price per share outstanding	$21.03
Class R6
Net assets applicable to outstanding shares	$104,531,739
Shares of beneficial interest outstanding	4,971,060
Net asset value and offering price per share outstanding	$21.03

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated	$3,058,793
Dividends-affiliated	17,762
Securities lending, net	19
Total income	3,076,574
Expenses
Manager (See Note 3)	1,342,587
Transfer agent (See Note 3)	126,395
Professional fees	45,813
Registration	39,465
Shareholder communication	18,022
Custodian	15,037
Trustees	8,375
Distribution/Service—Class A (See Note 3)	6,604
Distribution/Service—Class C (See Note 3)	313
Miscellaneous	12,082
Total expenses	1,614,693
Net investment income (loss)	1,461,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on unaffiliated investments	25,635,224
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(12,992,262)
Net realized and unrealized gain (loss)	12,642,962
Net increase (decrease) in net assets resulting from operations	$14,104,843
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone U.S. Equity Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,461,881	$3,136,409
Net realized gain (loss)	25,635,224	3,159,363
Net change in unrealized appreciation (depreciation)	(12,992,262)	41,314,331
Net increase (decrease) in net assets resulting from operations	14,104,843	47,610,103
Distributions to shareholders:
Class A	(48,601)	(46,385)
Class C	(481)	(614)
Class I	(2,230,607)	(3,054,578)
Class P	(1,615,454)	(1,545,166)
Class R6	(2,842,151)	(4,243,315)
Total distributions to shareholders	(6,737,294)	(8,890,058)
Capital share transactions:
Net proceeds from sales of shares	12,684,137	73,305,656
Net asset value of shares issued to shareholders in reinvestment of distributions	5,792,285	7,585,397
Cost of shares redeemed	(175,667,649)	(110,984,178)
Increase (decrease) in net assets derived from capital share transactions	(157,191,227)	(30,093,125)
Net increase (decrease) in net assets	(149,823,678)	8,626,920
Net Assets
Beginning of period	572,491,991	563,865,071
End of period	$422,668,313	$572,491,991
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class A	2026*	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$20.46	$19.11	$15.54	$15.16	$15.92	$13.93	$9.28
Net investment income (loss) (b)	0.03	0.04	0.05	(0.01)	0.04	0.02	0.03
Net realized and unrealized gain (loss)	0.64	1.56	3.57	0.39	(0.31)	2.12	4.78
Total from investment operations	0.67	1.60	3.62	0.38	(0.27)	2.14	4.81
Less distributions:
From net investment income	(0.04)	(0.06)	(0.04)	—	(0.03)	(0.02)	(0.03)
From net realized gain on investments	(0.15)	(0.19)	(0.01)	—	(0.46)	(0.13)	(0.13)
Total distributions	(0.19)	(0.25)	(0.05)	—	(0.49)	(0.15)	(0.16)
Net asset value at end of period	$20.94	$20.46	$19.11	$15.54	$15.16	$15.92	$13.93
Total investment return	3.26%(c)	8.49%(c)	23.34%(c)	2.51%(c)	(1.45)% (d)(e)	15.20% (d)(e)	52.04% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.27%††	0.19%	0.28%	(0.12)%††	0.27% (f)(g)	0.09% (f)(g)	0.24% (f)(g)
Net expenses	0.98%††(h)	0.99% (h)(i)	0.90%(h)	0.97%††(h)	1.00% (f)(g)	1.00% (f)(g)	1.00% (f)(g)
Expenses (before waiver/reimbursement)	0.98%††(h)	0.99%(h)	0.90%(h)	0.99%††(h)	1.21%(g)	1.13%(g)	1.29%(g)
Portfolio turnover rate	7%	15%	8%	2%	6%(e)	10%(e)	8%(e)
Net assets at end of period (in 000's)	$5,531	$5,373	$3,437	$769	$17	$16	$14

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(i)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone U.S. Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		August 28, 2023^ through October 31,
Class C	2026*	2025	2024	2023
Net asset value at beginning of period	$20.15	$18.92	$15.51	$16.32
Net investment income (loss) (a)	(0.06)	(0.12)	(0.12)	(0.02)
Net realized and unrealized gain (loss)	0.62	1.54	3.55	(0.79)
Total from investment operations	0.56	1.42	3.43	(0.81)
Less distributions:
From net investment income	—	—	(0.01)	—
From net realized gain on investments	(0.15)	(0.19)	(0.01)	—
Total distributions	(0.15)	(0.19)	(0.02)	—
Net asset value at end of period	$20.56	$20.15	$18.92	$15.51
Total investment return (b)	2.82%	7.58%	22.18%	(4.96)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.59)%††	(0.64)%	(0.64)%	(0.75)%††
Net expenses (d)	1.84%††	1.85%	1.85%	1.89%††
Expenses (before waiver/reimbursement) (d)	1.84%††	1.85%	1.85%	1.91%††
Portfolio turnover rate	7%	15%	8%	2%
Net assets at end of period (in 000’s)	$66	$63	$61	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class I	2026*	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$20.57	$19.20	$15.57	$15.17	$15.94	$13.95	$9.28
Net investment income (loss) (b)	0.05	0.09	0.10	0.04	0.07	0.05	0.06
Net realized and unrealized gain (loss)	0.64	1.57	3.58	0.36	(0.31)	2.13	4.79
Total from investment operations	0.69	1.66	3.68	0.40	(0.24)	2.18	4.85
Less distributions:
From net investment income	(0.08)	(0.10)	(0.04)	—	(0.07)	(0.06)	(0.05)
From net realized gain on investments	(0.15)	(0.19)	(0.01)	—	(0.46)	(0.13)	(0.13)
Total distributions	(0.23)	(0.29)	(0.05)	—	(0.53)	(0.19)	(0.18)
Net asset value at end of period	$21.03	$20.57	$19.20	$15.57	$15.17	$15.94	$13.95
Total investment return	3.41%(c)	8.72%(c)	23.74%(c)	2.64%(c)	(1.26)% (d)(e)	15.49% (d)(e)	52.48% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.53%††	0.47%	0.53%	0.40%††	0.51% (f)(g)	0.33% (f)(g)	0.48% (f)(g)
Net expenses	0.73%††(h)	0.74% (h)(i)	0.65%(h)	0.75%††(h)	0.75% (f)(g)	0.75% (f)(g)	0.75% (f)(g)
Expenses (before waiver/reimbursement)	0.73%††(h)	0.74%(h)	0.65%(h)	0.86%††(h)	0.96%(g)	0.88%(g)	1.04%(g)
Portfolio turnover rate	7%	15%	8%	2%	6%(e)	10%(e)	8%(e)
Net assets at end of period (in 000's)	$181,908	$204,109	$198,445	$96,988	$89,251	$97,068	$81,645

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(i)	Expense waiver/reimbursement less than 0.01%.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone U.S. Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		August 28, 2023^ through October 31,
Class P	2026*	2025	2024	2023
Net asset value at beginning of period	$20.58	$19.20	$15.58	$16.35
Net investment income (loss) (a)	0.06	0.11	0.07	0.01
Net realized and unrealized gain (loss)	0.64	1.57	3.61	(0.78)
Total from investment operations	0.70	1.68	3.68	(0.77)
Less distributions:
From net investment income	(0.10)	(0.11)	(0.05)	—
From net realized gain on investments	(0.15)	(0.19)	(0.01)	—
Total distributions	(0.25)	(0.30)	(0.06)	—
Net asset value at end of period	$21.03	$20.58	$19.20	$15.58
Total investment return (b)	3.44%	8.87%	23.69%	(4.71)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.64%††	0.58%	0.36%	0.48%††
Net expenses (d)	0.61%††	0.61%	0.62%	0.66%††
Portfolio turnover rate	7%	15%	8%	2%
Net assets at end of period (in 000’s)	$130,632	$128,494	$97,236	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		August 28, 2023^ through October 31,
Class R6	2026*	2025	2024	2023
Net asset value at beginning of period	$20.58	$19.19	$15.57	$16.35
Net investment income (loss) (a)	0.07	0.12	0.11	0.00‡
Net realized and unrealized gain (loss)	0.63	1.57	3.57	(0.78)
Total from investment operations	0.70	1.69	3.68	(0.78)
Less distributions:
From net investment income	(0.10)	(0.11)	(0.05)	—
From net realized gain on investments	(0.15)	(0.19)	(0.01)	—
Total distributions	(0.25)	(0.30)	(0.06)	—
Net asset value at end of period	$21.03	$20.58	$19.19	$15.57
Total investment return (b)	3.44%	8.93%	23.71%	(4.77)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.65%††	0.61%	0.60%	0.10%††
Net expenses (d)	0.61%††	0.61%	0.61%	0.63%††
Portfolio turnover rate	7%	15%	8%	2%
Net assets at end of period (in 000’s)	$104,532	$234,452	$264,686	$105,394

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone U.S. Equity Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone U.S. Equity Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital U.S. Equity Long-Term Quality Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	September 30, 2019
Class C	August 28, 2023
Class I	September 30, 2019
Class P	August 28, 2023
Class R6	August 28, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter, eight years after the date they were purchased. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 for Class P shares applies and no subsequent investment minimum.  Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek long-term capital appreciation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and

13

Notes to Financial Statements (Unaudited) (continued)
measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.

14	NYLI PineStone U.S. Equity Fund

Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with
15

Notes to Financial Statements (Unaudited) (continued)
the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(I) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and PineStone, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.55% of the Fund's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.99%; Class C, 1.89%; Class I, 0.74%; Class R6, 0.73% and Class P, 0.74%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $1,342,587 and paid the Subadvisor fees in the amount of $671,293.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily

16	NYLI PineStone U.S. Equity Fund

NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended April 30, 2026, were $1,670.
During the six-month period ended April 30, 2026, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$3,268	$—
Class C	74	—
Class I	117,189	—
Class P	2,526	—
Class R6	3,338	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$32,694	0.6%
Class C	32,261	49.0
Class P	33,332	0.0‡
Class R6	33,331	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$307,546,601	$121,981,644	$(8,470,611)	$113,511,033
17

Notes to Financial Statements (Unaudited) (continued)
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$3,227,171
Long-Term Capital Gains	5,662,887
Total	$8,890,058
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $33,703 and $195,885, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	31,062	$630,825
Shares issued to shareholders in reinvestment of distributions	2,361	47,652
Shares redeemed	(32,092)	(650,501)
Net increase (decrease) in shares outstanding before conversion	1,331	27,976
Shares converted into Class A (See Note 1)	273	5,713
Net increase (decrease)	1,604	$33,689
Year ended October 31, 2025:
Shares sold	104,656	$2,055,544
Shares issued to shareholders in reinvestment of distributions	2,340	46,385
Shares redeemed	(24,284)	(483,649)
Net increase (decrease)	82,712	$1,618,280

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	30	$591
Shares issued to shareholders in reinvestment of distributions	24	481
Net increase (decrease)	54	$1,072
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	31	$614
Shares redeemed	(112)	(2,130)
Net increase (decrease)	(81)	$(1,516)

18	NYLI PineStone U.S. Equity Fund

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	293,499	$5,975,031
Shares issued to shareholders in reinvestment of distributions	103,582	2,097,540
Shares redeemed	(1,669,611)	(33,309,196)
Net increase (decrease) in shares outstanding before conversion	(1,272,530)	(25,236,625)
Shares converted from Class I (See Note 1)	(272)	(5,713)
Net increase (decrease)	(1,272,802)	$(25,242,338)
Year ended October 31, 2025:
Shares sold	1,404,165	$27,017,918
Shares issued to shareholders in reinvestment of distributions	131,766	2,618,193
Shares redeemed	(1,949,410)	(38,310,667)
Net increase (decrease)	(413,479)	$(8,674,556)

Class P	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	276,386	$5,615,562
Shares issued to shareholders in reinvestment of distributions	41,346	836,835
Shares redeemed	(348,299)	(7,100,676)
Net increase (decrease)	(30,567)	$(648,279)
Year ended October 31, 2025:
Shares sold	1,761,506	$34,750,550
Shares issued to shareholders in reinvestment of distributions	38,098	756,998
Shares redeemed	(622,649)	(12,208,346)
Net increase (decrease)	1,176,955	$23,299,202

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	23,206	$462,128
Shares issued to shareholders in reinvestment of distributions	138,823	2,809,777
Shares redeemed	(6,582,471)	(134,607,276)
Net increase (decrease)	(6,420,442)	$(131,335,371)
Year ended October 31, 2025:
Shares sold	479,265	$9,481,644
Shares issued to shareholders in reinvestment of distributions	209,522	4,163,207
Shares redeemed	(3,087,840)	(59,979,386)
Net increase (decrease)	(2,399,053)	$(46,334,535)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
19

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
20

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

21

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
28

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
29

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
30

NYLI PineStone Global Equity Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Common Stocks 98.8%
France 2.3%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,900	$ 1,006,593
Japan 3.8%
Keyence Corp. (Electronic Equipment, Instruments & Components)	3,567	1,624,522
Netherlands 5.2%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,561	2,239,519
Spain 1.4%
Industria de Diseno Textil SA (Specialty Retail) (a)	10,300	611,441
Switzerland 4.5%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	6,553	1,245,435
Geberit AG (Registered) (Building Products)	1,014	684,176
		1,929,611
Taiwan 10.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	11,681	4,626,377
United Kingdom 1.4%
Diageo plc (Beverages)	15,217	304,593
Intertek Group plc (Professional Services)	4,656	300,120
		604,713
United States 69.5%
Alphabet, Inc., Class A (Interactive Media & Services)	12,541	4,825,777
AutoZone, Inc. (Specialty Retail) (b)	562	2,081,665
Carrier Global Corp. (Building Products)	15,368	1,032,268
CME Group, Inc. (Capital Markets)	7,224	2,079,212
Copart, Inc. (Commercial Services & Supplies) (b)	20,300	672,133
Graco, Inc. (Machinery)	8,332	668,810
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	10,571	1,512,710
Johnson & Johnson (Pharmaceuticals)	5,004	1,150,169
Linde plc (Chemicals)	1,840	922,098
	Shares	Value

United States (continued)
Mastercard, Inc., Class A (Financial Services)	3,990	$ 2,006,651
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (b)	652	832,350
Microsoft Corp. (Software)	5,881	2,398,154
Moody's Corp. (Capital Markets)	4,365	2,015,975
MSCI, Inc. (Capital Markets)	2,294	1,356,694
Nestle SA (Registered) (Food Products)	11,566	1,170,144
Otis Worldwide Corp. (Machinery)	10,262	799,205
PepsiCo, Inc. (Beverages)	6,477	1,026,540
Sherwin-Williams Co. (The) (Chemicals)	3,550	1,141,715
TJX Cos., Inc. (The) (Specialty Retail)	9,388	1,471,569
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,123	786,529
		29,950,368
Total Common Stocks (Cost $29,668,965)		42,593,144
Short-Term Investment 1.1%
Unaffiliated Investment Company 1.1%
United States 1.1%
Invesco Government & Agency Portfolio, 3.659% (c)(d)	458,347	458,347
Total Short-Term Investment (Cost $458,347)		458,347
Total Investments (Cost $30,127,312)	99.9%	43,051,491
Other Assets, Less Liabilities	0.1	45,783
Net Assets	100.0%	$ 43,097,274

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	All or a portion of this security was held on loan. As of April 30, 2026, the aggregate market value of securities on loan was $492,655; the total market value of collateral held by the Fund was $518,705. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $60,358. The Fund received cash collateral with a value of $458,347. (See Note 2(J))
(b)	Non-income producing security.
(c)	Current yield as of April 30, 2026.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ —	$ 1,173	$ (1,173)	$ —	$ —	$ —	$ —(a)	$ —	—

(a)	Less than $500.

Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 42,593,144	$ —	$ —	$ 42,593,144
Short-Term Investment
Unaffiliated Investment Company	458,347	—	—	458,347
Total Investments in Securities	$ 43,051,491	$ —	$ —	$ 43,051,491

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI PineStone Global Equity Fund

The table below sets forth the diversification of the Fund’s investments by industry.
Industry Diversification
	Value	Percent †^
Beverages	$1,331,133	3.1%
Building Products	1,716,444	4.0
Capital Markets	5,451,881	12.6
Chemicals	2,063,813	4.8
Commercial Services & Supplies	672,133	1.6
Electronic Equipment, Instruments & Components	1,624,522	3.8
Financial Services	2,006,651	4.6
Food Products	1,170,144	2.7
Health Care Providers & Services	786,529	1.8
Hotels, Restaurants & Leisure	1,512,710	3.5
Interactive Media & Services	4,825,777	11.2
Life Sciences Tools & Services	832,350	1.9
Machinery	1,468,015	3.4
Pharmaceuticals	1,150,169	2.7
Professional Services	300,120	0.7
Semiconductors & Semiconductor Equipment	6,865,896	15.9
Software	2,398,154	5.6
Specialty Retail	4,164,675	9.7
Textiles, Apparel & Luxury Goods	2,252,028	5.2
	42,593,144	98.8
Short-Term Investment	458,347	1.1
Other Assets, Less Liabilities	45,783	0.1
Net Assets	$43,097,274	100.0%

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $30,127,312) including securities on loan of $492,655	$43,051,491
Cash	207,605
Cash denominated in foreign currencies (identified cost $19)	19
Receivables:
Dividends	178,845
Investment securities sold	112,839
Fund shares sold	304
Securities lending	49
Other assets	51,470
Total assets	43,602,622
Liabilities
Cash collateral received for securities on loan	458,347
Payables:
Professional fees	18,785
Manager (See Note 3)	12,527
Shareholder communication	8,242
Custodian	5,511
Transfer agent (See Note 3)	1,120
Distribution/Service fees (See Note 3)	435
Investment securities purchased	187
Trustees	90
Accrued expenses	104
Total liabilities	505,348
Net assets	$43,097,274
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$2,024
Additional paid-in-capital	29,248,110
29,250,134
Total distributable earnings (loss)	13,847,140
Net assets	$43,097,274
Class A
Net assets applicable to outstanding shares	$1,993,816
Shares of beneficial interest outstanding	94,123
Net asset value per share outstanding	$21.18
Maximum sales charge (5.50% of offering price)	1.23
Maximum offering price per share outstanding	$22.41
Class C
Net assets applicable to outstanding shares	$51,391
Shares of beneficial interest outstanding	2,472
Net asset value and offering price per share outstanding	$20.79
Class I
Net assets applicable to outstanding shares	$34,655,281
Shares of beneficial interest outstanding	1,627,735
Net asset value and offering price per share outstanding	$21.29
Class P
Net assets applicable to outstanding shares	$6,341,061
Shares of beneficial interest outstanding	296,898
Net asset value and offering price per share outstanding	$21.36
Class R6
Net assets applicable to outstanding shares	$55,725
Shares of beneficial interest outstanding	2,614
Net asset value and offering price per share outstanding	$21.32

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI PineStone Global Equity Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividends-unaffiliated (net of foreign tax withholding of $20,376)	$303,054
Dividends-affiliated	329
Securities lending, net	91
Total income	303,474
Expenses
Manager (See Note 3)	164,612
Registration	34,809
Professional fees	28,365
Custodian	17,150
Shareholder communication	9,381
Transfer agent (See Note 3)	4,565
Distribution/Service—Class A (See Note 3)	2,292
Distribution/Service—Class C (See Note 3)	246
Trustees	612
Miscellaneous	3,900
Total expenses before waiver/reimbursement	265,932
Expense waiver/reimbursement from Manager (See Note 3)	(88,027)
Net expenses	177,905
Net investment income (loss)	125,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	1,003,842
Foreign currency transactions	(2,214)
Net realized gain (loss)	1,001,628
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	774,983
Translation of other assets and liabilities in foreign currencies	3,902
Net change in unrealized appreciation (depreciation)	778,885
Net realized and unrealized gain (loss)	1,780,513
Net increase (decrease) in net assets resulting from operations	$1,906,082
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$125,569	$204,448
Net realized gain (loss)	1,001,628	3,529,285
Net change in unrealized appreciation (depreciation)	778,885	1,788,185
Net increase (decrease) in net assets resulting from operations	1,906,082	5,521,918
Distributions to shareholders:
Class A	(132,141)	(60,567)
Class C	(3,843)	(2,552)
Class I	(2,746,760)	(1,523,643)
Class P	(484,774)	(1,814)
Class R6	(4,136)	(2,473)
Total distributions to shareholders	(3,371,654)	(1,591,049)
Capital share transactions:
Net proceeds from sales of shares	1,671,358	22,358,135
Net asset value of shares issued to shareholders in reinvestment of distributions	3,208,560	1,442,333
Cost of shares redeemed	(3,320,574)	(10,427,380)
Increase (decrease) in net assets derived from capital share transactions	1,559,344	13,373,088
Net increase (decrease) in net assets	93,772	17,303,957
Net Assets
Beginning of period	43,003,502	25,699,545
End of period	$43,097,274	$43,003,502
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class A	2026*	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$21.99	$20.37	$16.47	$16.87	$18.23	$17.05	$11.63
Net investment income (loss) (b)	0.04	0.05	0.06	0.03	0.03	0.00‡	0.02
Net realized and unrealized gain (loss)	0.89	2.80	3.91	(0.43)	(0.51)	1.83	5.49
Total from investment operations	0.93	2.85	3.97	(0.40)	(0.48)	1.83	5.51
Less distributions:
From net investment income	(0.05)	(0.04)	(0.07)	—	(0.03)	(0.01)	(0.03)
From net realized gain on investments	(1.69)	(1.19)	—	—	(0.85)	(0.64)	(0.06)
Total distributions	(1.74)	(1.23)	(0.07)	—	(0.88)	(0.65)	(0.09)
Net asset value at end of period	$21.18	$21.99	$20.37	$16.47	$16.87	$18.23	$17.05
Total investment return	4.54%(c)	14.60%(c)	24.19%(c)	(2.37)%(c)	(2.19)% (d)(e)	10.39% (d)(e)	47.37% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.40%††	0.27%	0.33%	0.31%††	0.19% (f)(g)	0.01% (f)(g)	0.10% (f)(g)
Net expenses	1.10%††(h)	1.10%(h)	1.10%(h)	1.13%††(h)	1.15% (f)(g)	1.15% (f)(g)	1.15% (f)(g)
Expenses (before waiver/reimbursement)	1.53%††(h)	1.63%(h)	1.71%(h)	2.28%††(h)	2.26%(g)	1.95%(g)	2.30%(g)
Portfolio turnover rate	7%	35%	19%	7%	11%(e)	25%(e)	16%(e)
Net assets at end of period (in 000's)	$1,994	$1,399	$1,005	$1,117	$1,104	$1,157	$996

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		August 28, 2023^ through October 31,
Class C	2026*	2025	2024	2023
Net asset value at beginning of period	$21.65	$20.21	$16.45	$17.59
Net investment income (loss) (a)	(0.05)	(0.13)	(0.13)	(0.02)
Net realized and unrealized gain (loss)	0.88	2.76	3.93	(1.12)
Total from investment operations	0.83	2.63	3.80	(1.14)
Less distributions:
From net investment income	—	—	(0.04)	—
From net realized gain on investments	(1.69)	(1.19)	—	—
Total distributions	(1.69)	(1.19)	(0.04)	—
Net asset value at end of period	$20.79	$21.65	$20.21	$16.45
Total investment return (b)	4.10%	13.54%	23.12%	(6.48)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	(0.53)%††	(0.64)%	(0.66)%	(0.71)%††
Net expenses (d)	2.00%††	2.00%	2.00%	2.00%††
Expenses (before waiver/reimbursement) (d)	2.49%††	2.59%	2.73%	2.94%††
Portfolio turnover rate	7%	35%	19%	7%
Net assets at end of period (in 000’s)	$51	$49	$43	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		April 1, 2023 through October 31,	Year Ended March 31,
Class I	2026*	2025	2024	2023#(a)	2023	2022	2021
Net asset value at beginning of period	$22.14	$20.50	$16.56	$16.93	$18.29	$17.11	$11.66
Net investment income (loss) (b)	0.06	0.11	0.10	0.06	0.07	0.05	0.05
Net realized and unrealized gain (loss)	0.90	2.80	3.95	(0.43)	(0.50)	1.82	5.52
Total from investment operations	0.96	2.91	4.05	(0.37)	(0.43)	1.87	5.57
Less distributions:
From net investment income	(0.12)	(0.08)	(0.11)	—	(0.08)	(0.05)	(0.06)
From net realized gain on investments	(1.69)	(1.19)	—	—	(0.85)	(0.64)	(0.06)
Total distributions	(1.81)	(1.27)	(0.11)	—	(0.93)	(0.69)	(0.12)
Net asset value at end of period	$21.29	$22.14	$20.50	$16.56	$16.93	$18.29	$17.11
Total investment return	4.67%	14.86%(c)	24.53%(c)	(2.19)%(c)	(1.92)% (d)(e)	10.58% (d)(e)	47.78% (d)(e)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.62%††	0.56%	0.51%	0.55%††	0.44% (f)(g)	0.26% (f)(g)	0.35% (f)(g)
Net expenses	0.85%††(h)	0.85%(h)	0.85%(h)	0.88%††(h)	0.90% (f)(g)	0.90% (f)(g)	0.90% (f)(g)
Expenses (before waiver/reimbursement)	1.28%††(h)	1.37%(h)	1.49%(h)	2.04%††(h)	2.01%(g)	1.70%(g)	2.05%(g)
Portfolio turnover rate	7%	35%	19%	7%	11%(e)	25%(e)	16%(e)
Net assets at end of period (in 000's)	$34,655	$35,447	$24,582	$21,438	$27,257	$31,172	$26,361

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2023, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	Based on net asset value as of end of period date.
(e)	Not annualized for periods less than one year.
(f)	The contractual and voluntary expense waiver of the prior Manager are reflected in both the net expense and net investment income (loss) ratios.
(g)	Annualized, with the exception of non-recurring organizational costs.
(h)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		August 28, 2023^ through October 31,
Class P	2026*	2025	2024	2023
Net asset value at beginning of period	$22.17	$20.51	$16.56	$17.68
Net investment income (loss) (a)	0.06	0.11	0.10	0.01
Net realized and unrealized gain (loss)	0.90	2.82	3.95	(1.13)
Total from investment operations	0.96	2.93	4.05	(1.12)
Less distributions:
From net investment income	(0.08)	(0.08)	(0.10)	—
From net realized gain on investments	(1.69)	(1.19)	—	—
Total distributions	(1.77)	(1.27)	(0.10)	—
Net asset value at end of period	$21.36	$22.17	$20.51	$16.56
Total investment return (b)	4.68%	14.91%	24.53%	(6.33)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.63%††	0.56%	0.50%	0.44%††
Net expenses (d)	0.85%††	0.85%	0.85%	0.85%††
Expenses (before waiver/reimbursement) (d)	1.26%††	1.34%	1.47%	1.69%††
Portfolio turnover rate	7%	35%	19%	7%
Net assets at end of period (in 000’s)	$6,341	$6,057	$29	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class P shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI PineStone Global Equity Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		August 28, 2023^ through October 31,
Class R6	2026*	2025	2024	2023
Net asset value at beginning of period	$22.15	$20.50	$16.56	$17.68
Net investment income (loss) (a)	0.07	0.10	0.11	0.01
Net realized and unrealized gain (loss)	0.90	2.82	3.94	(1.13)
Total from investment operations	0.97	2.92	4.05	(1.12)
Less distributions:
From net investment income	(0.11)	(0.08)	(0.11)	—
From net realized gain on investments	(1.69)	(1.19)	—	—
Total distributions	(1.80)	(1.27)	(0.11)	—
Net asset value at end of period	$21.32	$22.15	$20.50	$16.56
Total investment return (b)	4.70%	14.87%	24.53%	(6.33)%(c)
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.64%††	0.52%	0.56%	0.45%††
Net expenses (d)	0.84%††	0.84%	0.84%	0.84%††
Expenses (before waiver/reimbursement) (d)	1.26%††	1.35%	1.45%	1.69%††
Portfolio turnover rate	7%	35%	19%	7%
Net assets at end of period (in 000’s)	$56	$51	$40	$24

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Total investment return may reflect adjustments to conform to generally accepted accounting principles.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI PineStone Global Equity Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Fiera Capital Global Equity Fund (the “Predecessor Fund”), which was a series of a different registered investment company for which Fiera Capital, Inc. served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization on August 28, 2023. Upon completion of the reorganization, the Class A and Class I shares of the Fund assumed the performance, financial and other information of the corresponding shares of the Predecessor Fund. All information provided for periods prior to August 28, 2023, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	April 28, 2017
Class C	August 28, 2023
Class I	April 28, 2017
Class P	August 28, 2023
Class R6	August 28, 2023
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter, eight years after the date they were purchased. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management Inc. and are invested directly with the Fund. An investment minimum of $5,000,000 for Class P shares applies and no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A shares. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek capital appreciation.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and

14	NYLI PineStone Global Equity Fund

measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Broker/dealer quotes	• Benchmark securities
• Two-sided markets	• Reference data (corporate actions or material event notices)
• Bids/offers	• Monthly payment information
• Industry and economic events	• Reported trades
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last
15

Notes to Financial Statements (Unaudited) (continued)
price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least annually and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.

16	NYLI PineStone Global Equity Fund

(E) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(I) Foreign Currency Transactions. The Fund's books and records are maintained in U.S. dollars. Prices of securities denominated in foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:
(i) market value of investment securities, other assets and liabilities— at the valuation date; and
(ii) purchases and sales of investment securities, income and expenses—at the date of such transactions.
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities, as a result of fluctuations in foreign exchange rates, are included in the Statement of Operations within net change in unrealized appreciation/depreciation on foreign currency translations.
Net realized gain (loss) on foreign currency transactions represents net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes as recorded on the Fund's books, and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing such foreign currency denominated assets and liabilities, other than investments at valuation date exchange rates, are reflected in unrealized foreign exchange gains or losses.
(J) Securities Lending. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the Fund engages in securities lending, the Fund will lend through its custodian, JPMorgan Chase Bank, N.A., ("JPMorgan"), acting as securities lending agent on behalf of the Fund. Under the current arrangement, JPMorgan will manage the Fund's collateral in accordance with the securities lending agreement between the Fund and JPMorgan, and indemnify the Fund in the event that any borrower of any securities loaned fails to return any of the loaned securities when due pursuant to the terms of the applicable securities lending agreement. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities and/or U.S. government agency securities issued or guaranteed by the United States government or certain of its agencies or instrumentalities) at least equal at all times to the market value of the securities loaned. Non-cash collateral held at year end is segregated and cannot be transferred by the Fund. The Fund bears the risk of delay in recovery of the securities loaned. The Fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The Fund bears the risk of any loss on investment of cash collateral. The Fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The
17

Notes to Financial Statements (Unaudited) (continued)
Fund will also continue to receive distributions (including, but not limited to, interest and dividends) on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations.
(K) Foreign Securities Risk.  The Fund invests in foreign securities, which carry certain risks in addition to the usual risks inherent in domestic securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of investments in foreign securities. These risks include those resulting from currency fluctuations, future adverse political or economic developments and possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund's ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund's investments in such securities less liquid or more difficult to value. These risks are likely to be greater in emerging markets than in developed markets. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
(L) Large Transaction Risks.  From time to time, the Fund may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs. The Fund has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.
(M) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. PineStone Asset Management Inc. (“PineStone” or the “Subadvisor”), a registered investment adviser, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and PineStone, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.80% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.10%; Class C, 2.00%; Class I, 0.85%; Class P, 0.85% and Class R6, 0.84%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $164,612 and waived fees and/or reimbursed expenses in the amount of $88,027 and paid the Subadvisor fees in the amount of $82,311.
Pursuant to an agreement with New York Life Investment Management, JPMorgan provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.

18	NYLI PineStone Global Equity Fund

(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I, Class R6 and Class P shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A shares during the six-month period ended April 30, 2026, were $250.
During the six-month period ended April 30, 2026, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.  NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$230	$—
Class C	58	—
Class I	4,154	—
Class P	121	—
Class R6	2	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$35,027	1.8%
Class C	34,251	66.6
Class P	35,332	0.6
Class R6	35,328	63.4
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$30,348,648	$13,511,798	$(808,955)	$12,702,843
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$108,527
Long-Term Capital Gains	1,482,522
Total	$1,591,049
19

Notes to Financial Statements (Unaudited) (continued)
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $2,763 and $4,634, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	42,011	$883,192
Shares issued to shareholders in reinvestment of distributions	6,490	132,141
Shares redeemed	(17,990)	(375,635)
Net increase (decrease)	30,511	$639,698
Year ended October 31, 2025:
Shares sold	23,853	$475,686
Shares issued to shareholders in reinvestment of distributions	3,033	60,567
Shares redeemed	(12,620)	(247,987)
Net increase (decrease)	14,266	$288,266

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares issued to shareholders in reinvestment of distributions	191	$3,843
Net increase (decrease)	191	$3,843
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	129	$2,552
Net increase (decrease)	129	$2,552

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	37,439	$784,850
Shares issued to shareholders in reinvestment of distributions	126,341	2,583,666
Shares redeemed	(137,306)	(2,944,358)
Net increase (decrease)	26,474	$424,158
Year ended October 31, 2025:
Shares sold	840,955	$16,877,168
Shares issued to shareholders in reinvestment of distributions	68,541	1,374,927
Shares redeemed	(507,520)	(10,178,396)
Net increase (decrease)	401,976	$8,073,699

20	NYLI PineStone Global Equity Fund

Class P	Shares	Amount
Six-month period ended April 30, 2026:
Shares issued to shareholders in reinvestment of distributions	23,636	$484,774
Net increase (decrease)	23,636	$484,774
Year ended October 31, 2025:
Shares sold	271,740	$5,000,001
Shares issued to shareholders in reinvestment of distributions	90	1,814
Net increase (decrease)	271,830	$5,001,815

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	159	$3,316
Shares issued to shareholders in reinvestment of distributions	202	4,136
Shares redeemed	(28)	(581)
Net increase (decrease)	333	$6,871
Year ended October 31, 2025:
Shares sold	264	$5,280
Shares issued to shareholders in reinvestment of distributions	123	2,473
Shares redeemed	(47)	(997)
Net increase (decrease)	340	$6,756
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
21

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
22

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

23

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
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Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI MacKay Strategic Muni Allocation Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.8%
Long-Term Municipal Bonds 95.4%
Alabama 6.4%
Alabama Housing Finance Authority, Single-Family Mortgage, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.75%, due 10/1/55	$ 1,470,000	$ 1,593,848
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 4/1/56	1,455,000	1,585,186
Alabama Special Care Facilities Financing Authority, Children's Hospital, Revenue Bonds
Series A
5.00%, due 6/1/41	1,750,000	1,921,113
Baldwin County Industrial Development Authority, Novelis Corp. Project, Revenue Bonds (a)(b)(c)
Series A
4.30%, due 3/1/56	1,920,000	1,883,125
Series B
4.625%, due 6/1/55	4,420,000	4,456,713
Series A
5.00%, due 6/1/55	2,000,000	2,044,483
Black Belt Energy Gas District, Gas Project No. 7, Revenue Bonds
Series C-2
3.44%, due 10/1/52	1,585,000	1,585,799
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
3.74%, due 4/1/53	700,000	696,752
Series B-1
4.00%, due 4/1/53 (c)	640,000	645,757
Series C
5.00%, due 7/1/28	1,625,000	1,678,673
Series E
5.00%, due 7/1/33	2,500,000	2,627,761
Series D
5.00%, due 11/1/34	3,500,000	3,709,501
Series A
5.00%, due 12/1/34	5,250,000	5,514,233
Series B
5.00%, due 12/1/34	7,250,000	7,809,070
Series B
5.00%, due 10/1/35	12,440,000	12,484,897
	Principal Amount	Value

Alabama (continued)
Black Belt Energy Gas District, Gas Project, Revenue Bonds (continued)
Series F
5.00%, due 12/1/35	$ 10,000,000	$ 10,603,124
Series F
5.00%, due 6/1/36	6,000,000	6,188,558
Series D
5.00%, due 12/1/55 (c)	2,680,000	2,842,871
Series C-1
5.25%, due 12/1/26	1,850,000	1,870,846
Series B-2
5.25%, due 12/1/53 (c)	7,300,000	7,846,891
Series A
5.25%, due 5/1/55 (c)	1,330,000	1,380,682
Series F
5.50%, due 11/1/53 (c)	1,600,000	1,673,324
Black Belt Energy Gas District, Gas Project No. 6, Revenue Bonds
Series B
4.00%, due 10/1/52 (c)	9,575,000	9,620,959
City of Gadsden, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 9/30/41	450,000	496,480
Series A, Insured: BAM
5.00%, due 10/1/43	1,480,000	1,610,302
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.00%, due 6/1/27	200,000	203,488
Series B
5.00%, due 6/1/28	685,000	706,684
Series B
5.00%, due 12/1/30	630,000	662,562
Series B
5.00%, due 9/1/33	11,500,000	11,783,235
Series B
5.25%, due 7/1/54 (c)	4,685,000	5,004,331
Series A-1
5.50%, due 11/1/53 (c)	2,000,000	2,149,068
Prichard Water Works & Sewer Board, Revenue Bonds
2.375%, due 11/1/28 (d)(e)	205,000	129,150
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.00%, due 8/1/54 (c)	7,500,000	7,992,209

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Alabama (continued)
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series E
5.00%, due 10/1/30	$ 2,500,000	$ 2,672,955
Series A
5.00%, due 6/1/33	1,000,000	1,017,824
Series A
5.00%, due 6/1/35	1,775,000	1,815,527
Series A
5.00%, due 11/1/35	12,250,000	12,553,975
Series C
5.00%, due 5/1/55 (c)	2,870,000	3,055,286
Series C
5.00%, due 10/1/55 (c)	3,750,000	3,982,731
Series A
5.00%, due 1/1/56 (c)	1,265,000	1,296,298
Series B
5.25%, due 3/1/55 (c)	1,370,000	1,418,194
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (c)	4,560,000	4,716,841
Southeast Energy Authority A Cooperative District, Project No. 3, Revenue Bonds
Series A-1
5.50%, due 1/1/53 (c)	1,600,000	1,701,581
State of Alabama, Docks Department, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/28 (b)	1,000,000	1,023,320
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds
Series A
5.25%, due 5/1/44 (a)	10,000,000	10,074,689
		168,330,896
Alaska 0.6%
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (b)
Series 3
5.25%, due 12/1/39	1,085,000	1,177,461
	Principal Amount	Value

Alaska (continued)
Alaska Municipal Bond Bank Authority, Unlimited General Obligation (b) (continued)
Series 3
5.25%, due 12/1/41	$ 1,205,000	$ 1,296,545
Series 3
5.25%, due 12/1/42	1,270,000	1,363,751
Series 3
5.25%, due 12/1/43	1,340,000	1,427,176
Alaska Railroad Corp., Revenue Bonds (b)
Insured: AG
5.50%, due 10/1/32	700,000	784,055
Insured: AG
5.50%, due 10/1/34	2,595,000	2,960,842
Insured: AG
5.50%, due 10/1/37	1,000,000	1,130,805
Insured: AG
5.50%, due 10/1/38	3,215,000	3,613,891
Insured: AG
5.50%, due 10/1/41	1,000,000	1,097,678
Insured: AG
5.50%, due 10/1/43	2,000,000	2,167,275
		17,019,479
Arizona 2.3%
Arizona Industrial Development Authority, Ball Charter Schools Project, Revenue Bonds
2.65%, due 7/1/26	20,000	19,955
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/41	1,700,000	1,791,380
Series A
5.00%, due 11/1/43	1,800,000	1,884,845
Arizona Industrial Development Authority, Cottonwood Ranch Apartments LP, Revenue Bonds
5.00%, due 1/1/42 (c)	3,000,000	3,028,930
Arizona Industrial Development Authority, Glendale Senior Project, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 10/1/44 (c)	2,000,000	2,001,098

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(c)
4.00%, due 6/1/49	$ 2,200,000	$ 2,222,381
Series 1
5.00%, due 9/1/42	500,000	506,137
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AG
5.00%, due 7/1/42	3,180,000	3,464,483
Insured: AG
5.00%, due 7/1/43	1,825,000	1,977,683
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series A, Insured: BAM
5.00%, due 7/1/30	1,050,000	1,144,884
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/42	1,500,000	1,657,387
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/34	2,120,000	1,833,112
City of Tucson, Water System, Revenue Bonds
5.00%, due 7/1/44	2,300,000	2,497,343
Estrella Mountain Ranch Community Facilities District, Montecito Assessment District No. 4, Special Assessment
4.60%, due 7/1/35	700,000	701,063
Glendale Industrial Development Authority, Royal Oaks Life Care Community, Revenue Bonds
4.00%, due 5/15/28	620,000	614,817
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase I Project, Revenue Bonds
3.10%, due 2/1/59 (c)	1,500,000	1,501,600
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	1,565,000	1,568,062
Series A
5.00%, due 7/1/46	1,835,000	1,834,954
	Principal Amount	Value

Arizona (continued)
Industrial Development Authority of the County of Yavapai (The), Arizona Agribusiness and Equine Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/34 (a)	$ 695,000	$ 695,145
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	2,295,000	2,552,198
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	6,100,000	5,949,735
Series A
5.00%, due 1/1/32	2,000,000	2,030,278
Series A
5.00%, due 1/1/34	2,500,000	2,793,824
Maricopa County Industrial Development Authority, Waste Management, Inc. Project, Revenue Bonds
4.25%, due 12/1/31 (b)(c)	5,000,000	5,044,445
Maricopa County Industrial Development Authority, Verrado Marketplace Project, Revenue Bonds
4.375%, due 5/1/33 (a)	2,500,000	2,457,221
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	1,000,000	1,129,085
Maricopa County Union High School District No. 216, Agua Fria, Project of 2024, Unlimited General Obligation
Series B
5.00%, due 7/1/44	2,250,000	2,459,315
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds
Series A
5.50%, due 10/1/33 (a)(b)(f)	1,000,000	1,036,257
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Arizona (continued)
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/43	$ 1,690,000	$ 1,821,324
Tempe Industrial Development Authority, Friendship Village of Tempe Project, Revenue Bonds
Series B-2
3.50%, due 12/1/30	2,000,000	1,988,348
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	1,160,000	1,257,908
		61,465,197
Arkansas 0.8%
Arkansas Development Finance Authority, Weyerhaeuser Co. Project, Revenue Bonds
3.875%, due 10/15/67 (b)(c)	2,250,000	2,251,473
Arkansas Development Finance Authority, United States Steel Corp. Project, Revenue Bonds
Series A
4.00%, due 9/1/46 (a)(b)(c)	13,290,000	13,268,561
Arkansas Development Finance Authority, Motgage-Backed Securities, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/56	1,015,000	1,102,685
Arkansas Technical University, Revenue Bonds
Series A, Insured: BAM
2.00%, due 5/1/39	320,000	239,821
Bentonville School District No. 6, Unlimited General Obligation
Series D, Insured: State Aid Withholding
2.00%, due 6/1/35	1,340,000	1,133,036
City of West Memphis, Public Utility System, Revenue Bonds
Insured: BAM
5.00%, due 12/1/33	450,000	489,526
Insured: BAM
5.00%, due 12/1/34	470,000	508,132
	Principal Amount	Value

Arkansas (continued)
Little Rock School District, Limited General Obligation
Series A, Insured: AG State Aid Withholding
2.00%, due 2/1/36	$ 2,000,000	$ 1,639,403
		20,632,637
California 6.8%
Burbank-Glendale-Pasadena Airport Authority, Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/33	1,500,000	1,660,808
Series B
5.00%, due 7/1/38	1,655,000	1,808,775
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series A-2
3.902%, due 4/1/56	4,995,000	4,970,969
Series B
5.00%, due 3/1/36	4,000,000	4,185,632
Series C
5.00%, due 8/1/55 (c)	6,235,000	6,505,851
Series G
5.00%, due 11/1/55 (c)	1,530,000	1,570,373
Series B
5.00%, due 3/1/56 (c)	1,250,000	1,334,714
Series C
5.25%, due 1/1/54 (c)	10,745,000	11,373,932
Series G-1
5.25%, due 11/1/54 (c)	2,330,000	2,468,093
California Enterprise Development Authority, Campbell Hall Episcopal Project, Revenue Bonds
Series A
4.00%, due 8/1/40	1,480,000	1,485,801
California Infrastructure & Economic Development Bank, J Paul Getty Trust (The), Revenue Bonds
Series B-2
3.00%, due 10/1/47 (c)	1,035,000	1,035,384
California Infrastructure & Economic Development Bank, Roseville Sustainable Energy Partner LLC, Revenue Bonds
Series A
5.00%, due 7/1/40	2,560,000	2,706,805

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds (c)
Series 1, Class A-1
3.242%, due 2/20/41	$ 6,532,069	$ 6,095,211
Series 2, Class A-1
3.998%, due 11/20/40	2,838,150	2,816,018
Series 1, Class A-1
4.05%, due 7/20/41	4,995,945	4,913,031
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	2,500,000	2,515,444
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/31/31 (b)	1,240,000	1,283,190
California Municipal Finance Authority, CHF-Davis I LLC - West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/43	1,000,000	1,019,426
California Municipal Finance Authority, California Baptist University, Revenue Bonds
Series A
5.125%, due 11/1/40 (a)	250,000	262,117
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AG
5.25%, due 11/1/36	1,300,000	1,358,636
California School Finance Authority, Classical Academies Oceanside Project, Revenue Bonds
Series A
4.00%, due 10/1/27 (a)	470,000	471,330
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
4.00%, due 11/1/41 (a)	240,000	221,473
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/32 (a)	2,155,000	2,184,598
	Principal Amount	Value

California (continued)
California Statewide Communities Development Authority, Oak Park Apartments Project, Revenue Bonds, Senior Lien
Series H, Insured: FNMA
4.25%, due 9/1/67 (c)	$ 1,000,000	$ 1,024,643
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series D
4.75%, due 9/2/33	230,000	233,709
California Statewide Communities Development Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series M
5.00%, due 4/1/38 (c)	1,000,000	1,078,864
California Statewide Financing Authority, TSR Multi-County Special Purpose Trust, Revenue Bonds
Series A
6.00%, due 5/1/43	1,000,000	1,019,318
City of Beaumont, Community Facilities District No. 2021-1, Special Tax
Series 1
5.00%, due 9/1/39	400,000	420,749
City of Corona, Community Facilities District No. 2018-2, Special Tax
Series A
5.00%, due 9/1/29	100,000	105,712
City of Los Angeles, Department of Airports, Revenue Bonds
Series A
4.00%, due 5/15/41 (b)	7,000,000	6,890,167
Series E
5.00%, due 5/15/41	5,760,000	6,528,944
Series A
5.25%, due 5/15/42 (b)	1,395,000	1,540,331
Series A
5.25%, due 5/15/44 (b)	3,150,000	3,426,578
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Series 1, Insured: BAM
5.25%, due 9/1/35	1,000,000	1,115,257
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
County of Los Angeles Community Facilities District No. 2021-01, Improvement Area No. 1, Special Tax
5.00%, due 9/1/27	$ 100,000	$ 102,764
5.00%, due 9/1/30	175,000	186,888
5.00%, due 9/1/32	175,000	186,914
County of Sacramento, Airport System, Revenue Bonds (b)
Series A
5.00%, due 7/1/36	1,255,000	1,401,079
Series A
5.00%, due 7/1/37	1,895,000	2,101,827
Foothill-De Anza Community College District, Election of 1999, Unlimited General Obligation
Series B, Insured: NATL-RE FGIC
(zero coupon), due 8/1/29	1,045,000	964,741
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
5.00%, due 7/1/28	310,000	321,000
Series B
5.00%, due 7/1/28	525,000	549,058
Series A
5.00%, due 7/1/30	850,000	862,223
Series B
5.00%, due 7/1/30	1,490,000	1,552,900
Series B
5.00%, due 7/1/34	1,750,000	1,971,390
Series A
5.00%, due 7/1/35	555,000	570,370
Series C
5.00%, due 7/1/40	2,000,000	2,190,470
Series C, Insured: BAM
5.00%, due 7/1/42	1,000,000	1,088,653
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series A
5.00%, due 7/1/29	1,000,000	1,065,207
Series D
5.00%, due 7/1/29	1,100,000	1,171,728
Series E
5.00%, due 7/1/29	2,000,000	2,130,415
	Principal Amount	Value

California (continued)
Los Angeles Department of Water & Power, Power System, Revenue Bonds (continued)
Series A
5.00%, due 7/1/30	$ 270,000	$ 284,355
Series C
5.00%, due 7/1/30	2,300,000	2,464,966
Series D
5.00%, due 7/1/30	1,915,000	1,995,841
Series C
5.00%, due 7/1/31	535,000	586,060
Series D
5.00%, due 7/1/32	820,000	867,833
Series E
5.00%, due 7/1/32	655,000	725,813
Series A
5.00%, due 7/1/33	500,000	515,073
Series A
5.00%, due 7/1/33	1,980,000	2,213,695
Series B
5.00%, due 7/1/33	720,000	729,229
Series B
5.00%, due 7/1/33	420,000	466,460
Series E
5.00%, due 7/1/33	2,750,000	3,074,576
Series A
5.00%, due 7/1/34	1,155,000	1,251,804
Series B
5.00%, due 7/1/34	540,000	564,563
Series B
5.00%, due 7/1/34	460,000	484,657
Series A
5.00%, due 7/1/35	425,000	436,770
Series B
5.00%, due 7/1/35	310,000	323,364
Series B
5.00%, due 7/1/35	680,000	729,098
Series A
5.00%, due 7/1/36	515,000	520,520
Series C
5.00%, due 7/1/36	1,000,000	1,106,161
Series D
5.00%, due 7/1/36	220,000	230,515
Series B
5.00%, due 7/1/38	2,195,000	2,372,608
Series A
5.00%, due 7/1/39	275,000	284,416

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water & Power, Power System, Revenue Bonds (continued)
Series E
5.00%, due 7/1/39	$ 1,575,000	$ 1,699,787
Series C
5.00%, due 7/1/42	1,500,000	1,609,106
Series C
5.00%, due 7/1/42	3,500,000	3,796,206
Series A
5.00%, due 7/1/43	1,130,000	1,221,231
Series C
5.00%, due 7/1/45	3,000,000	3,176,570
Series A
5.00%, due 7/1/46	5,350,000	5,613,979
Series B
5.00%, due 7/1/48	215,000	219,566
Madera Unified School District, Election of 2018, Unlimited General Obligation
4.00%, due 8/1/44	100,000	98,737
Northern California Energy Authority, Revenue Bonds
5.00%, due 8/1/28	1,250,000	1,296,329
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 8/1/46	500,000	481,671
Palomar Health, Unlimited General Obligation
Series B
4.00%, due 8/1/33	475,000	447,673
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien (b)
Series B
5.25%, due 7/1/38	1,000,000	1,105,217
Series B
5.25%, due 7/1/41	1,700,000	1,890,450
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series C
5.00%, due 5/1/33	6,000,000	6,666,865
	Principal Amount	Value

California (continued)
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b) (continued)
Series A
5.00%, due 5/1/39	$ 2,890,000	$ 3,129,907
Series A
5.25%, due 5/1/42	3,960,000	4,315,086
Series A
5.25%, due 5/1/44	2,840,000	3,053,116
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	700,000	700,418
Series B
5.25%, due 1/15/49	500,000	500,244
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.50%, due 1/1/56 (c)	1,000,000	1,101,781
Saratoga Union School District, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 9/1/26	1,925,000	1,909,708
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/31	720,000	788,716
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series 1-A
5.00%, due 7/1/33	1,240,000	1,386,354
Series 1
5.00%, due 7/1/35	600,000	663,948
Series 1
5.00%, due 7/1/36	400,000	444,870
Series 1-A
5.00%, due 7/1/38	515,000	559,414
Series 2
5.00%, due 7/1/53 (c)	2,000,000	2,099,134
Series 1, Insured: BAM
5.25%, due 7/1/41	2,000,000	2,233,910
		180,487,880
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado 3.2%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/42	$ 6,000,000	$ 6,784,801
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.00%, due 12/15/26	500,000	496,289
Arista Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/38	1,500,000	1,632,062
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	2,000,000	2,042,501
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AG
4.25%, due 12/1/54	940,000	881,122
Canyons Metropolitan District No. 5, Limited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/49	1,500,000	1,530,520
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
5.00%, due 8/1/44	1,000,000	1,002,075
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
5.50%, due 11/15/40	5,000,000	5,508,384
Series D
5.75%, due 11/15/41	1,715,000	1,907,926
City of Boulder, Certificate of Participation
5.00%, due 11/1/41	3,280,000	3,640,831
5.00%, due 11/1/42	2,000,000	2,201,164
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/40	2,000,000	2,249,634
	Principal Amount	Value

Colorado (continued)
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/1/49	$ 1,000,000	$ 1,065,811
Colorado Educational & Cultural Facilities Authority, Liberty Common School Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/36	355,000	387,920
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/38	325,000	352,059
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/44	1,250,000	1,303,584
Series A, Insured: BAM Moral Obligation
5.00%, due 1/15/49	1,915,000	1,955,053
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	3,500,000	3,373,288
Series A-1
5.00%, due 11/15/59 (c)	1,000,000	1,071,223
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-1
4.00%, due 8/1/44	250,000	228,664
Series A-1, Insured: BAM
5.00%, due 8/1/35	180,000	189,550
Series A
5.00%, due 9/1/35	2,500,000	2,793,586
Series A
5.25%, due 11/1/37	1,450,000	1,592,102
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series A
5.00%, due 5/15/31	1,550,000	1,709,741
Colorado Health Facilities Authority, Frasier, Revenue Bonds
Series A
5.00%, due 5/15/38	420,000	444,959

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
Colorado Housing and Finance Authority, Revenue Bonds
Series J, Class III, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	$ 1,500,000	$ 1,681,353
Denver City & County School District No. 1, Unlimited General Obligation
Series A, Insured: State Aid Withholding
5.25%, due 12/1/38	4,000,000	4,609,362
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	1,500,000	1,657,288
E-470 Public Highway Authority, Revenue Bonds
Series B
3.182%, due 9/1/39	1,700,000	1,698,714
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/40	1,000,000	1,099,568
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/41 (b)	1,000,000	1,002,790
Eagle County Housing & Development Authority, Eagle Villas Project, Revenue Bonds
3.55%, due 12/1/45 (c)	1,000,000	1,003,804
Fiddlers Business Improvement District, Unlimited General Obligation
5.00%, due 12/1/32 (a)	195,000	200,789
Ground Water Management Subdistrict of Central Colorado, Water Conservancy District, Limited General Obligation
Insured: BAM
4.00%, due 12/1/40	250,000	247,256
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/37	1,640,000	1,802,792
Insured: BAM
5.00%, due 6/1/41	1,455,000	1,571,398
	Principal Amount	Value

Colorado (continued)
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series A-2
4.125%, due 12/1/40	$ 575,000	$ 550,193
Metro Water Recovery, Revenue Bonds
Series A
5.00%, due 4/1/44	1,350,000	1,487,631
Midtown Clear Creek Metropolitan District, Limited General Obligation
Series A, Insured: BAM
5.50%, due 12/1/43	1,200,000	1,313,844
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: NATL-RE
5.00%, due 12/1/26	1,300,000	1,313,013
Park Creek Metropolitan District, Westerly Creek District Service Area, Tax Allocation, Senior Lien
Insured: AG
5.00%, due 12/1/42	1,400,000	1,497,277
Parterre Metropolitan District No. 5, Limited General Obligation
Series A
5.875%, due 12/1/45	500,000	527,984
Pitkin County School District No. 1, Aspen, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/42	1,000,000	1,162,824
Insured: State Aid Withholding
5.50%, due 12/1/44	765,000	876,817
Prairie Center Metropolitan District No. 3, Revenue Bonds
Series A
5.00%, due 12/15/41 (a)	1,615,000	1,617,349
Ravenna Metropolitan District, Limited General Obligation
Insured: AG
5.00%, due 12/1/38	1,400,000	1,508,837
Insured: AG
5.00%, due 12/1/43	1,750,000	1,852,018
Reata South Metropolitan District, Limited General Obligation
5.375%, due 12/1/37	1,000,000	1,007,519
Regional Transportation District, Certificate of Participation
5.00%, due 6/1/40	1,195,000	1,327,089
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Colorado (continued)
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/29	$ 745,000	$ 799,024
Series A-1, Insured: AG
5.00%, due 12/1/37	1,000,000	1,074,999
Series A-1, Insured: AG
5.00%, due 12/1/40	1,150,000	1,223,777
Town of Castle Rock, Certificate of Participation
5.00%, due 12/1/38	1,000,000	1,111,324
5.25%, due 12/1/43	1,265,000	1,387,191
VDW Metropolitan District No. 2, Limited General Obligation
Series A-2, Insured: BAM
4.00%, due 12/1/45	580,000	541,679
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	1,000,000	1,002,064
		86,102,416
Connecticut 0.9%
City of New Haven, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/31	1,200,000	1,300,524
Connecticut Housing Finance Authority, Revenue Bonds
Series F-1
3.50%, due 11/15/43	550,000	548,447
Connecticut State Health & Educational Facilities Authority, Nuvance Health Issue, Revenue Bonds
Series A, Insured: AG-CR
2.125%, due 7/1/31	2,680,000	2,487,669
Connecticut State Health & Educational Facilities Authority, Hartford HealthCare Corp., Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/41	1,000,000	1,105,941
Series A, Insured: AG
5.00%, due 7/1/42	4,700,000	5,165,138
	Principal Amount	Value

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Hartford HealthCare Corp., Revenue Bonds (continued)
Series A, Insured: AG
5.00%, due 7/1/43	$ 2,970,000	$ 3,242,350
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Health Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/49 (c)	2,150,000	2,287,239
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B-2
5.00%, due 11/15/45 (b)(c)	2,000,000	2,000,663
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	215,000	215,198
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	1,500,000	1,663,143
Series A
5.25%, due 7/1/40	2,500,000	2,807,674
		22,823,986
Delaware 0.9%
Delaware State Economic Development Authority, NRG Energy Project, Revenue Bonds
Series A
4.00%, due 10/1/45 (c)	3,965,000	3,970,755
Delaware State Economic Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
Series B
5.00%, due 11/15/38	770,000	800,444
Series B
5.00%, due 11/15/43	3,010,000	3,083,926
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
5.25%, due 10/1/51	2,500,000	2,633,530

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Delaware (continued)
Delaware State Housing Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 7/1/55	$ 975,000	$ 1,051,921
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	1,465,000	1,589,236
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	1,750,000	1,925,023
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	1,960,000	2,140,133
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/57 (g)	3,000,000	3,299,547
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	2,370,000	2,625,749
Town of Bridgeville, Heritage Shores Special Development District, Special Tax
5.25%, due 7/1/44 (a)	1,050,000	1,056,238
		24,176,502
District of Columbia 0.5%
District of Columbia Housing Finance Agency, Lisner Senior Independent Owner LP, Revenue Bonds
5.00%, due 10/1/41 (c)	3,000,000	3,004,793
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	1,000,000	1,066,712
Series A
5.00%, due 10/1/38	2,000,000	2,198,122
Series A
5.25%, due 10/1/40	2,000,000	2,225,634
Series A
5.25%, due 10/1/42	2,000,000	2,197,339
Series A
5.50%, due 10/1/44	2,000,000	2,215,427
		12,908,027
	Principal Amount	Value

Florida 4.6%
Alachua County Health Facilities Authority, Oak Hammock at the University of Florida, Inc. Project, Revenue Bonds
Series B-3
3.625%, due 10/1/30	$ 1,390,000	$ 1,391,158
Ave Maria Stewardship Community District, Phase 4 Master Improvement Project Area, Special Assessment
Series A
4.00%, due 5/1/42	1,500,000	1,382,363
4.50%, due 5/1/33 (a)	150,000	152,451
Capital Projects Finance Authority, PRG - UnionWest Properties LLC, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 6/1/39 (a)	1,875,000	1,813,775
Capital Trust Agency, Inc., Advantage Academy of Hillsborough, Inc., Revenue Bonds
Series A
5.00%, due 12/15/39	500,000	499,108
Capital Trust Authority, Mason Classical Academy, Inc., Revenue Bonds
Series A
5.00%, due 6/1/39 (a)	1,000,000	1,004,905
CFM Community Development District, Capital Improvement, Special Assessment
2.875%, due 5/1/31	100,000	93,392
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Revenue Bonds
5.125%, due 10/1/35 (b)	580,000	594,145
City of Gainesville, Utilities System, Revenue Bonds
Series A
5.00%, due 10/1/44	535,000	552,448
City of Hallandale Beach, Unlimited General Obligation
3.00%, due 7/1/35	2,150,000	2,061,717
City of Orlando, Camping World Stadium, Revenue Bonds
Insured: AG
5.00%, due 11/1/38	1,000,000	1,112,800
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
City of Orlando, Camping World Stadium, Revenue Bonds (continued)
Insured: AG
5.00%, due 11/1/39	$ 1,000,000	$ 1,106,507
Insured: AG
5.00%, due 11/1/40	2,945,000	3,239,569
Insured: AG
5.25%, due 11/1/42	1,000,000	1,119,575
Insured: AG
5.25%, due 11/1/43	1,000,000	1,111,793
City of Palmetto, Renaissance Arts and Education, Inc., Revenue Bonds
Series A
4.25%, due 6/1/27	75,000	75,276
Series A
5.00%, due 6/1/32	100,000	104,397
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1, Special Assessment
Insured: BAM
3.00%, due 7/1/41	1,430,000	1,189,138
Cobblestone Community Development District, Assessment Area Two, Special Assessment
Series 2
3.40%, due 5/1/27 (a)	80,000	79,757
Collier County Educational Facilities Authority, Ave Maria University, Inc., Revenue Bonds
5.00%, due 6/1/29	1,065,000	1,095,028
Collier County Industrial Development Authority, NCH Healthcare System Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/41	1,000,000	1,067,876
Series A, Insured: AG
5.00%, due 10/1/47	950,000	975,414
County of Broward, Revenue Bonds
3.00%, due 10/1/37	2,055,000	1,867,999
County of Lee, Airport, Revenue Bonds (b)
5.00%, due 10/1/35	3,000,000	3,297,745
Series A-1
5.25%, due 10/1/38	1,500,000	1,686,750
	Principal Amount	Value

Florida (continued)
County of Lee, Airport, Revenue Bonds (b) (continued)
Series A-1
5.25%, due 10/1/39	$ 2,500,000	$ 2,794,154
5.25%, due 10/1/41	2,750,000	2,995,343
5.25%, due 10/1/42	5,250,000	5,682,631
5.25%, due 10/1/44	2,380,000	2,540,149
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Series B
3.00%, due 10/1/34	1,000,000	975,214
County of Miami-Dade, Seaport Department, Revenue Bonds
Series A-1, Insured: AG
4.00%, due 10/1/39 (b)	2,000,000	2,009,909
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/35 (b)	1,500,000	1,664,955
County of Pasco, Solid Waste Disposal & Resource Recovery System, Revenue Bonds (b)
Series A
5.00%, due 10/1/41	1,220,000	1,307,551
Series A
5.00%, due 10/1/44	1,415,000	1,497,918
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.50%, due 9/1/37	2,040,000	2,281,797
Currents Community Development District, Assessment, Special Assessment
Series B
4.25%, due 5/1/41 (a)	665,000	630,205
Firethorn Community Development District, Assessment Area One, Special Assessment
4.35%, due 5/1/35	885,000	877,220
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/31	515,000	521,825

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A
5.00%, due 2/1/33	$ 1,300,000	$ 1,374,622
Florida Housing Finance Corp., Magnolia Trail, Revenue Bonds
Series Z
3.15%, due 7/1/43 (c)	1,550,000	1,553,404
Florida Housing Finance Corp., Canopy at West River Towers 1 & 2 (The), Revenue Bonds
Series A-1, Insured: FNMA
3.76%, due 5/1/42	1,987,193	1,750,042
Florida Municipal Loan Council, Shingle Creek Transit & Utility Community Development District, Special Assessment
4.50%, due 5/1/31 (b)	265,000	267,997
Fort Pierce Utilities Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/34	325,000	357,183
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/42	7,115,000	7,213,505
5.25%, due 10/1/41	1,200,000	1,316,048
5.25%, due 10/1/43	7,080,000	7,667,595
5.25%, due 10/1/45	1,260,000	1,342,970
Harbor Reserve Community Development District, Project, Special Assessment
4.50%, due 5/1/35	1,435,000	1,421,425
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds (b)
Series B
5.00%, due 10/1/34	1,565,000	1,743,587
Series B
5.25%, due 10/1/41	1,200,000	1,316,048
Series B
5.25%, due 10/1/44	1,700,000	1,825,574
	Principal Amount	Value

Florida (continued)
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series C
5.00%, due 11/15/34	$ 2,000,000	$ 2,268,929
Hilltop Point Community Development District, Assessment Area One, Special Assessment
Series 1
4.60%, due 5/1/27	65,000	65,144
Hilltop Point Community Development District, Assessment Area Two, Special Assessment
Series 2
4.75%, due 5/1/27	105,000	105,289
JEA Water & Sewer System, Revenue Bonds
Series A
5.25%, due 10/1/49	2,255,000	2,413,474
Lakewood Ranch Stewardship District, Azario Project, Special Assessment
4.00%, due 5/1/40	580,000	557,267
Lakewood Ranch Stewardship District, Calusa Project, Special Assessment
4.25%, due 5/1/30	1,060,000	1,086,238
Lakewood Ranch Stewardship District, Northeast Sector Project Phase 1B, Special Assessment
5.30%, due 5/1/39	1,295,000	1,330,779
Laurel Road Community Development District, Special Assessment
Series A-2
3.125%, due 5/1/31	400,000	380,783
LT Ranch South Community Development District, Assessment Area Two, Special Assessment
4.625%, due 5/1/36	935,000	938,469
Miami-Dade County Housing Finance Authority, Yaeger Plaza Project, Revenue Bonds
Series B
3.15%, due 8/1/29 (c)	1,320,000	1,322,795
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series B, Insured: HUD Sector 8
3.55%, due 3/1/29 (c)	$ 1,575,000	$ 1,591,156
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	2,000,000	2,034,906
New Port Corners Community Development District, Special Assessment (a)
4.00%, due 6/15/30	225,000	224,799
4.25%, due 6/15/35	200,000	198,448
Newfield Community Development District, Special Assessment
5.00%, due 5/1/35	795,000	834,976
North Park Isle Community Development District, Assessment Area Two, Special Assessment
3.375%, due 11/1/41	1,585,000	1,373,526
Palm Coast Park Community Development District, Sawmill Branch Phase 2, Special Assessment
4.15%, due 5/1/27	100,000	100,159
Pinellas County Housing Finance Authority, Oakhurst Trace, Revenue Bonds
Series A, Insured: FHLMC
4.70%, due 10/1/43	4,170,000	4,255,491
Reunion East Community Development District, Series 2021 Project, Special Assessment
2.85%, due 5/1/31	100,000	96,362
Reunion West Community Development District, Special Assessment
3.00%, due 5/1/36	100,000	90,750
Rolling Hills Community Development District, Special Assessment
Series A-2
3.65%, due 5/1/32	275,000	261,997
Scenic Terrace South Community Development District, Special Assessment
4.50%, due 5/1/42	635,000	615,068
	Principal Amount	Value

Florida (continued)
Seminole Improvement District, Revenue Bonds
5.00%, due 10/1/32	$ 250,000	$ 257,471
Southern Groves Community Development District No. 5, 2021 Assessment Area, Special Assessment
2.80%, due 5/1/31	425,000	409,941
Stillwater Community Development District, 2021 Project, Special Assessment
3.50%, due 6/15/41 (a)	580,000	499,825
Sunbridge Stewardship District, Weslyn Park Project Assessment, Special Assessment
4.60%, due 5/1/32	460,000	467,706
Tampa Bay Water, Revenue Bonds
Series A
5.00%, due 10/1/49	1,820,000	1,922,120
Two Lakes Community Development District, Expansion Area Project, Special Assessment
3.375%, due 12/15/30	1,280,000	1,247,418
3.75%, due 12/15/39	2,990,000	2,755,405
4.00%, due 12/15/49	2,200,000	1,840,484
V-Dana Community Development District, Assessment Area Two-2025 Project, Special Assessment
5.375%, due 5/1/45	250,000	254,395
Verano No. 3 Community Development District, Special Assessment
2.375%, due 5/1/26	10,000	10,000
Village Community Development District No. 11, Special Assessment
4.125%, due 5/1/29	1,005,000	1,004,756
Village Community Development District No. 13, Phase III, Special Assessment
2.85%, due 5/1/36	1,495,000	1,333,949
Village Community Development District No. 14, Special Assessment
5.125%, due 5/1/37	645,000	668,970

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Florida (continued)
Village Community Development District No. 15, Special Assessment
4.375%, due 5/1/33 (a)	$ 100,000	$ 102,806
Village Community Development District No. 16, Special Assessment
4.875%, due 5/1/45	1,700,000	1,717,703
Village Community Development District No. 7, Special Assessment
3.75%, due 5/1/30	2,250,000	2,226,927
Watergrass Community Development District II, Phase 2, Special Assessment
2.50%, due 5/1/31	100,000	92,917
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
3.625%, due 5/1/32	210,000	200,861
Wiregrass II Community Development District, Assessment Area Two, Special Assessment
4.80%, due 5/1/32	100,000	102,725
		122,867,141
Georgia 3.8%
Atlanta Development Authority (The), PRG - CAU Properties LLC Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/35	1,700,000	1,762,774
Series A
5.25%, due 7/1/40	1,000,000	1,035,008
Series A
6.00%, due 7/1/45	1,000,000	1,054,779
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
2.875%, due 7/1/31 (a)	665,000	638,653
Atlanta Urban Residential Finance Authority, Auburn Square, Revenue Bonds
Series B
3.15%, due 2/1/30 (c)	3,350,000	3,362,413
	Principal Amount	Value

Georgia (continued)
Atlanta Urban Residential Finance Authority, Englewood Multi-Family Apartments Project, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
3.45%, due 2/1/29 (c)	$ 7,850,000	$ 7,887,201
Atlanta Urban Residential Finance Authority, TBG Englewood Senior LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 5/1/28 (c)	1,440,000	1,467,454
City of Atlanta, Department of Aviation, Revenue Bonds (b)
Series B
5.00%, due 7/1/34	450,000	492,745
Series B-1
5.00%, due 7/1/39	3,800,000	4,131,542
County of DeKalb, Water & Sewerage, Revenue Bonds
Series A
5.00%, due 10/1/42	2,980,000	3,299,854
Development Authority of Burke County (The), Oglethorpe Power Corp. Vogtle Project, Revenue Bonds (c)
Series A
3.60%, due 1/1/40	2,565,000	2,603,758
Series E
3.60%, due 11/1/45	1,835,000	1,863,378
Georgia Housing & Finance Authority, Revenue Bonds
Series G, Insured: GNMA / FNMA
5.00%, due 12/1/45	2,500,000	2,704,165
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	7,000,000	7,369,823
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 5/1/52 (c)	3,000,000	3,043,399
Series E-2
4.132%, due 12/1/53	5,000,000	5,140,184
Series A
5.00%, due 6/1/53 (c)	10,000,000	10,509,086
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds (continued)
Series B
5.00%, due 7/1/53 (c)	$ 8,000,000	$ 8,460,655
Series D
5.00%, due 4/1/54 (c)	3,250,000	3,459,478
Series E
5.00%, due 5/1/55 (c)	20,120,000	21,309,957
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series A
5.00%, due 1/1/39	2,000,000	2,057,285
Savannah Georgia Convention Center Authority, Convention Center Hotel, Revenue Bonds
Series A
5.25%, due 6/1/40	1,000,000	1,069,593
Savannah Housing Authority, Montgomery Landing Project, Revenue Bonds
3.15%, due 7/1/43 (c)	4,000,000	4,007,297
Walton County Water & Sewer Authority, Walton-Hard Labor Creek Reservoir Water Treatment Facility Project, Revenue Bonds
5.25%, due 2/1/47	1,700,000	1,802,627
		100,533,108
Guam 0.5%
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series A
5.00%, due 10/1/33	200,000	213,645
Series A
5.25%, due 10/1/35	100,000	108,890
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,225,000	1,225,198
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/34	650,000	696,640
	Principal Amount	Value

Guam (continued)
Guam Power Authority, Revenue Bonds (continued)
Series A
5.00%, due 10/1/35	$ 1,100,000	$ 1,197,161
Series A
5.00%, due 10/1/38	1,350,000	1,366,208
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	400,000	397,680
Territory of Guam, Revenue Bonds
Series F
4.00%, due 1/1/42	1,790,000	1,729,990
Series G
5.00%, due 1/1/36	1,150,000	1,250,514
Series G
5.25%, due 1/1/39	1,000,000	1,086,053
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/32	1,000,000	1,006,198
Series A
5.00%, due 12/1/34	1,750,000	1,760,352
		12,038,529
Hawaii 0.2%
Kauai County Community Facilities District No. 2008-1, Kukui'ula Development Project, Special Tax
4.00%, due 5/15/26	80,000	80,016
4.00%, due 5/15/29	440,000	448,091
State of Hawaii, Airports System, Revenue Bonds
Series C
5.00%, due 7/1/42 (b)	4,500,000	4,834,139
		5,362,246
Idaho 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,870,000	1,870,394
Illinois 6.5%
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/37	1,215,000	1,132,317

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Chicago Board of Education, Unlimited General Obligation (continued)
Series B
4.00%, due 12/1/41	$ 5,750,000	$ 5,134,498
Series B
5.00%, due 12/1/31	1,000,000	1,027,027
Series A
5.00%, due 12/1/33	500,000	510,556
Series B
5.00%, due 12/1/33	1,500,000	1,498,589
Series A, Insured: AG
5.00%, due 12/1/35	500,000	513,456
Series A
5.00%, due 12/1/37	1,085,000	1,091,964
Series D
5.00%, due 12/1/46	2,485,000	2,291,187
Series A, Insured: AMBAC
5.50%, due 12/1/30	710,000	750,558
Series B
5.50%, due 12/1/34	1,100,000	1,183,382
Series B
5.50%, due 12/1/36	7,295,000	7,789,125
Series C
6.00%, due 12/1/41	610,000	659,514
Chicago Board of Education, Revenue Bonds
5.00%, due 4/1/41	1,055,000	1,099,158
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series H
5.00%, due 12/1/36	500,000	500,003
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
6.00%, due 4/1/46	23,000,000	23,258,272
Chicago Board of Education, Project, Unlimited General Obligation
Series C
5.25%, due 12/1/35	150,000	149,507
Series C
5.25%, due 12/1/39	6,900,000	6,850,438
Chicago Midway International Airport, Revenue Bonds, Senior Lien
Series B
5.00%, due 1/1/40	2,800,000	3,077,659
	Principal Amount	Value

Illinois (continued)
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series D
5.00%, due 1/1/36	$ 1,000,000	$ 1,089,546
Series D
5.00%, due 1/1/37	1,000,000	1,084,567
Series B
5.00%, due 1/1/39	1,350,000	1,405,914
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 1/1/39	5,500,000	5,932,057
Series C
5.00%, due 1/1/43	860,000	887,549
Series E
5.50%, due 1/1/48	1,000,000	1,061,531
Chicago O'Hare International Airport, TrIPs Obligated Group, Revenue Bonds
5.00%, due 7/1/48 (b)	3,500,000	3,490,904
Chicago O'Hare International Airport, Passenger Facility Charge, Revenue Bonds, Senior Lien
Insured: BAM
5.25%, due 1/1/39	1,195,000	1,304,124
Chicago Transit Authority, Revenue Bonds
Series A
5.00%, due 12/1/49	3,500,000	3,583,629
City of Chicago, City Colleges, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/27	850,000	832,703
City of Chicago, Unlimited General Obligation
Series A
5.00%, due 1/1/32	1,500,000	1,554,157
Series A
5.00%, due 1/1/44	1,000,000	978,019
Series A
6.00%, due 1/1/38	2,500,000	2,523,702
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 1/1/42	450,000	454,283
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
City of Joliet, Rock Run Crossing Project, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/42	$ 2,000,000	$ 2,182,598
City of Joliet, Unlimited General Obligation
Insured: BAM
5.50%, due 12/15/44	1,000,000	1,077,802
City of Marion, STAR Bond District Project Area No. 1, Revenue Bonds
6.375%, due 6/1/45	1,845,000	1,873,610
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/38	4,210,000	3,896,762
Fox Lake Public Library District, Unlimited General Obligation
Insured: BAM
3.00%, due 2/1/28	1,175,000	1,164,473
Illinois Finance Authority, Moorings of Arlington Heights, Revenue Bonds
Series B-2
3.65%, due 5/1/31	1,230,000	1,226,090
Illinois Finance Authority, Field Museum of Natural History, Revenue Bonds
3.698%, due 11/1/34	970,000	971,724
Illinois Finance Authority, University of Chicago (The), Revenue Bonds
Series A
4.00%, due 10/1/38	1,540,000	1,539,930
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	1,000,000	959,538
Illinois Finance Authority, Centerpoint Joliet Terminal Railroad Project, Revenue Bonds (a)(b)(c)
4.125%, due 12/1/50	7,250,000	7,247,182
4.80%, due 12/1/43	4,350,000	4,502,529
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
4.25%, due 7/1/41	1,725,000	1,733,226
	Principal Amount	Value

Illinois (continued)
Illinois Finance Authority, Carle Foundation, Revenue Bonds
Series A
5.00%, due 8/15/34	$ 250,000	$ 270,434
Illinois Finance Authority, Noble Network of Charter Schools, Revenue Bonds
Series A
5.00%, due 9/1/34	500,000	518,426
Series A
5.00%, due 9/1/37	500,000	510,638
Illinois Finance Authority, Clean Water Initiative, Revenue Bonds
Series A
5.00%, due 7/1/42	250,000	275,821
Series A
5.00%, due 7/1/43	1,000,000	1,093,337
Illinois Housing Development Authority, Social Bonds, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
3.00%, due 4/1/51	710,000	700,837
Illinois Housing Development Authority, Congressman Collins, Revenue Bonds
3.15%, due 2/1/29 (c)	3,250,000	3,255,711
Illinois Housing Development Authority, Corcoran Place, Revenue Bonds
Insured: HUD Sector 8
3.15%, due 7/1/29 (c)	2,200,000	2,204,369
Illinois Housing Development Authority, Heart of Uptown Apartments Project, Revenue Bonds
3.45%, due 12/1/67 (c)	7,000,000	7,005,170
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.375%, due 10/1/41	705,000	714,417
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	3,675,000	4,069,988

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Illinois (continued)
Illinois Housing Development Authority, Lakeview Landing LP, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 11/1/27 (c)	$ 1,310,000	$ 1,322,969
Illinois Sports Facilities Authority (The), Revenue Bonds
5.00%, due 6/15/30	1,000,000	1,041,772
Illinois State Toll Highway Authority, Revenue Bonds
Series C
5.00%, due 1/1/38	2,395,000	2,397,852
Series C
5.00%, due 1/1/39	1,825,000	1,827,134
Series A
5.00%, due 1/1/40	1,000,000	1,002,186
Series B
5.00%, due 1/1/40	1,000,000	1,002,186
Lake County Consolidated High School District No. 120, Limited General Obligation
Series A
5.50%, due 12/1/38	825,000	918,195
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A
5.00%, due 12/15/28	2,000,000	2,059,416
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Unlimited General Obligation
Series E
5.00%, due 12/1/41	1,000,000	1,006,539
Sales Tax Securitization Corp., Revenue Bonds, Second Lien
Series A, Insured: BAM
5.00%, due 1/1/37	1,285,000	1,350,807
Sales Tax Securitization Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/42	5,600,000	6,011,228
Series A
5.00%, due 1/1/44	3,370,000	3,559,315
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/36	2,000,000	2,100,588
	Principal Amount	Value

Illinois (continued)
Southwestern Illinois Development Authority, Traid Community Unit School District No. 2 Project, Revenue Bonds
Series B, Insured: BAM
5.50%, due 4/1/45	$ 2,370,000	$ 2,591,793
St. Clair County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 1/1/27	130,000	131,769
Series A, Insured: AG
5.00%, due 1/1/42	500,000	528,310
Series B, Insured: AG
5.00%, due 1/1/43	250,000	263,627
State of Illinois, Unlimited General Obligation
Insured: BAM
4.00%, due 6/1/41	1,040,000	1,010,511
Series D
5.00%, due 11/1/28	1,000,000	1,031,088
5.50%, due 5/1/39	500,000	531,035
Series 1
6.63%, due 2/1/35	2,076,923	2,172,297
Village of Bradley, Unlimited General Obligation
Insured: AG
5.00%, due 12/15/42	700,000	746,498
Insured: AG
5.00%, due 12/15/43	800,000	846,027
Village of Rantoul, Unlimited General Obligation
Insured: AG
5.00%, due 1/1/38	905,000	989,258
Insured: AG
5.00%, due 1/1/44	1,110,000	1,173,811
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.25%, due 1/1/39	175,000	193,441
Insured: BAM
5.50%, due 1/1/43	1,825,000	2,002,234
		173,506,393
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana 2.1%
Avon Community School Building Corp., First Mortgage Bonds, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/37	$ 1,000,000	$ 1,114,276
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/42	1,000,000	1,077,001
City of Lafayette, Local Income Tax, Revenue Bonds
Insured: BAM State Intercept
3.00%, due 12/31/33	1,195,000	1,127,103
City of Valparaiso, Pratt Paper LLC Project, Revenue Bonds (a)(b)
4.50%, due 1/1/34	1,255,000	1,281,566
4.875%, due 1/1/44	3,350,000	3,393,418
Greater Clark Building Corp., Revenue Bonds
Series B, Insured: State Intercept
6.00%, due 7/15/40	1,300,000	1,504,900
Series B, Insured: State Intercept
6.00%, due 1/15/43	1,170,000	1,333,628
Indiana Finance Authority, Indianapolis Power & Light Co. Project, Revenue Bonds
Series A
1.40%, due 8/1/29 (c)	250,000	229,603
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series A
3.00%, due 11/1/30	3,275,000	3,201,987
Indiana Finance Authority, Greenwood Village South Project, Revenue Bonds
Series C-2
3.75%, due 5/15/32	1,000,000	1,000,818
Indiana Finance Authority, Southern Indiana Gas & Electric Co., Revenue Bonds
Series A
4.00%, due 3/1/38 (b)(c)	2,000,000	2,021,873
	Principal Amount	Value

Indiana (continued)
Indiana Finance Authority, Duke Energy Indiana, Inc. Project, Revenue Bonds
Series A-1
4.50%, due 5/1/35 (b)(c)	$ 1,030,000	$ 1,037,331
Indiana Finance Authority, Franciscan Alliance, Inc., Revenue Bonds
Series B
5.00%, due 11/1/41	3,425,000	3,427,704
Indiana Finance Authority, Ascension Senior Credit Group, Revenue Bonds
Series A-1
5.00%, due 11/15/42	5,250,000	5,722,550
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series D-4
5.00%, due 10/1/57 (c)	2,870,000	3,208,235
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	2,756,000	2,975,985
Indiana Secondary Market for Education Loans, Inc., Revenue Bonds
Series 1-A
4.00%, due 6/1/46 (b)	1,015,000	983,859
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Revenue Bonds (b)
Series B-2
5.00%, due 1/1/31	2,260,000	2,438,325
Series B-2
5.00%, due 1/1/32	1,765,000	1,924,902
Series B-2
5.00%, due 1/1/37	455,000	499,971
Indianapolis Local Public Improvement Bond Bank, Indiana Public Transportation Corporation Project, Revenue Bonds
Series A
5.00%, due 7/15/38	1,000,000	1,113,359
Series A
5.00%, due 7/15/42	1,650,000	1,779,527

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Indiana (continued)
IPS Multi-School Building Corp., Indianapolis Board of School Commissioners, Revenue Bonds
Insured: State Intercept
5.25%, due 7/15/40	$ 1,850,000	$ 1,991,368
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.00%, due 7/1/39	1,670,000	1,805,937
Insured: BAM
5.00%, due 7/1/41	1,000,000	1,071,113
Insured: BAM
5.00%, due 7/1/42	1,000,000	1,065,251
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: State Intercept
5.50%, due 7/15/43	2,000,000	2,206,502
Westfield-Washington Multi-School Building Corp., Westfield-Washington Schools, Revenue Bonds
Series B, Insured: BAM State Aid Intercept
5.00%, due 7/15/42	2,300,000	2,482,324
Series C, Insured: BAM State Aid Intercept
5.00%, due 7/15/43	1,300,000	1,396,235
		54,416,651
Iowa 1.3%
City of Des Moines, Unlimited General Obligation
Series D
1.50%, due 6/1/34	1,200,000	977,582
Series D
1.75%, due 6/1/38	540,000	398,583
Series F
2.00%, due 6/1/35	2,375,000	1,995,104
Series F
2.00%, due 6/1/36	2,415,000	1,975,129
County of Polk, Unlimited General Obligation
Series A
3.00%, due 6/1/32	2,000,000	1,985,749
	Principal Amount	Value

Iowa (continued)
County of Polk, Capital Loan Notes, Unlimited General Obligation
Series A
5.00%, due 6/1/26 (b)	$ 1,785,000	$ 1,787,621
Guthrie County Hospital, Revenue Bonds
Series A
4.50%, due 2/1/29	1,000,000	1,000,839
Hampton-Dumont Community School District, Revenue Bonds
Insured: AG
6.00%, due 6/1/29	930,000	978,281
Iowa City Community School District, Unlimited General Obligation
2.50%, due 6/1/38	565,000	448,721
2.50%, due 6/1/39	1,035,000	803,650
Insured: BAM
2.50%, due 6/1/39	500,000	408,063
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series G, Insured: GNMA / FHLMC
6.25%, due 7/1/54	975,000	1,067,338
Iowa Student Loan Liquidity Corp., Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 12/1/29	500,000	528,826
Series B
5.00%, due 12/1/30	615,000	653,172
Series B
5.00%, due 12/1/32	1,450,000	1,544,104
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.00%, due 9/1/41	7,413,000	7,471,030
Series A
4.125%, due 9/1/42	2,900,000	2,930,076
Series A
4.25%, due 9/1/43	1,750,000	1,774,506
Series A
4.25%, due 9/1/44	2,000,000	2,011,703
Series A
4.375%, due 9/1/45	1,750,000	1,760,824
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/36	1,000,000	812,130
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Iowa (continued)
Waukee Community School District, Unlimited General Obligation (continued)
Series B
2.125%, due 6/1/39	$ 1,000,000	$ 761,207
		34,074,238
Kansas 0.2%
City of Garden City, Sports of the World STAR Bond Project, Revenue Bonds
4.25%, due 6/1/33 (a)	400,000	399,709
City of Manhattan, Unlimited General Obligation
Series A
5.00%, due 11/1/42	1,635,000	1,744,161
City of Wichita, K-96 Greenwich STAR Bond Project, Revenue Bonds
Series A
4.125%, due 9/1/33 (a)(g)	1,000,000	999,454
Wyandotte County-Kansas City Unified Government, Northwest Speedway STAR Bond District Project, Revenue Bonds
4.75%, due 3/1/41 (a)	1,000,000	982,631
		4,125,955
Kentucky 3.8%
Anderson County School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.125%, due 2/1/32	1,015,000	1,047,852
Beechwood Independent School District Finance Corp., Revenue Bonds
Insured: State Intercept
4.00%, due 8/1/31	645,000	660,877
Bullitt County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
1.875%, due 12/1/36	970,000	770,326
City of Ashland, Royal Blue Health LLC Obligated Group, Revenue Bonds
Insured: AG
3.00%, due 2/1/40	2,600,000	2,353,300
	Principal Amount	Value

Kentucky (continued)
City of Ashland, Ashland Hospital Corp., Revenue Bonds
Series A
5.00%, due 2/1/40	$ 500,000	$ 500,638
City of Bowling Green, Unlimited General Obligation
Series A, Insured: BAM
2.00%, due 9/1/44	500,000	341,268
City of Henderson, Pratt Paper LLC Project, Revenue Bonds
Series B
3.70%, due 1/1/32 (a)(b)	345,000	344,116
Commonwealth of Kentucky, State Office Building Project, Certificate of Participation
Series A
4.00%, due 4/15/27	1,000,000	1,010,338
County of Boyle, Centre College of Kentucky, Revenue Bonds
5.00%, due 6/1/29	1,000,000	1,019,642
County of Trimble, Louisville Gas and Electric Co. Project, Revenue Bonds
Series A
1.30%, due 9/1/44 (b)(c)	4,250,000	4,116,841
County of Warren, Unlimited General Obligation
Insured: BAM
1.75%, due 12/1/35	695,000	559,431
County of Warren, Bowling Green-Warren County Community Hospital Corp., Revenue Bonds
Series A
4.00%, due 10/1/29	615,000	615,427
Hopkins County School District Finance Corp., School Building, Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,500,000	1,135,690
Jefferson County Kentucky Capital Projects Corp., Administrative Office of the Courts, Revenue Bonds
Series A, Insured: AG
4.375%, due 6/1/27	1,050,000	1,051,376
Series A, Insured: AG
4.375%, due 6/1/28	1,605,000	1,607,174

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Jefferson County School District Finance Corp., Jefferson County Board of Education, Revenue Bonds
Series B, Insured: State Intercept
4.00%, due 7/1/26	$ 4,000,000	$ 4,003,525
Kenton County Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Bonds
Series A
5.25%, due 1/1/40 (b)	1,200,000	1,307,720
Kenton County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
3.00%, due 2/1/31	2,040,000	2,029,866
Kentucky Bond Development Corp., Lexington Center Corp. Project, Revenue Bonds
Series B
5.00%, due 9/1/27	1,585,000	1,621,890
Kentucky Bond Development Corp., Baptist Healthcare System, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/15/55 (c)	4,200,000	4,659,071
Kentucky Economic Development Finance Authority, Next Generation Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/40	2,145,000	2,146,433
Series A
5.00%, due 1/1/45	3,200,000	3,201,241
Kentucky Higher Education Student Loan Corp., Revenue Bonds, Senior Lien
Series A
5.00%, due 6/1/26 (b)	600,000	600,784
Kentucky Housing Corp., Meadows at McNeely Lake Apartments, Revenue Bonds
Insured: HUD Sector 8
3.15%, due 5/1/30 (c)	2,375,000	2,380,782
	Principal Amount	Value

Kentucky (continued)
Kentucky Municipal Energy Agency, Energy Center I Project, Revenue Bonds
5.00%, due 1/1/41	$ 1,045,000	$ 1,126,315
Insured: AG
5.00%, due 1/1/45	1,000,000	1,056,935
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
5.00%, due 9/1/35	1,545,000	1,603,627
Kentucky Municipal Power Agency, Revenue Bonds
Series A, Insured: NATL-RE
5.00%, due 9/1/42	1,690,000	1,690,660
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds (c)
Series C
4.00%, due 2/1/50	2,600,000	2,626,318
Series A
5.00%, due 5/1/55	3,000,000	3,149,941
Series A-1
5.25%, due 4/1/54	2,500,000	2,668,201
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	9,500,000	9,692,766
Series B
5.00%, due 1/1/55 (c)	14,455,000	15,331,110
Kentucky Rural Water Finance Corp., Flexible Term Program, Revenue Bonds
Series F
4.00%, due 2/1/27	125,000	125,102
Series F
4.00%, due 2/1/28	130,000	130,108
Series F
4.00%, due 2/1/29	140,000	140,103
Series D, Insured: NATL-RE
4.50%, due 8/1/27	290,000	290,344
Series D, Insured: NATL-RE
4.60%, due 8/1/28	245,000	245,281
Series D, Insured: NATL-RE
4.625%, due 8/1/29	315,000	315,363
Kentucky Rural Water Finance Corp., Revenue Bonds
Series C
4.00%, due 2/1/28	175,000	175,145
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Kentucky (continued)
Kentucky Rural Water Finance Corp., Revenue Bonds (continued)
Series C
4.00%, due 2/1/29	$ 100,000	$ 100,074
Kentucky State Property & Building Commission, Revenue Bonds
Series A
5.00%, due 11/1/26	2,485,000	2,512,819
Kentucky State Property & Building Commission, Project No. 115, Revenue Bonds
5.00%, due 4/1/29	1,000,000	1,021,306
Kentucky Turnpike Authority, Revitalization Projects, Revenue Bonds
Series B
5.00%, due 7/1/28	900,000	946,678
Series B
5.00%, due 7/1/33	2,925,000	2,935,768
Lewis County School District Finance Corp., Revenue Bonds
Insured: BAM State Intercept
2.00%, due 2/1/39	1,600,000	1,211,403
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
3.125%, due 6/1/41	1,000,000	882,955
Louisville and Jefferson County Metropolitan Sewer District, Revenue Bonds
Series A
5.00%, due 5/15/38	1,000,000	1,119,891
Louisville Regional Airport Authority, Revenue Bonds (b)
Series A
5.00%, due 7/1/26	2,325,000	2,331,861
Series A
5.00%, due 7/1/27	1,895,000	1,901,835
Louisville/Jefferson County Metropolitan Government, Louisville Gas and Electric Co., Revenue Bonds
Series A
2.00%, due 10/1/33	1,000,000	863,057
	Principal Amount	Value

Kentucky (continued)
Murray State University, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 9/1/35	$ 1,230,000	$ 1,150,051
Pulaski County School District Finance Corp., Pulaski County School District, Revenue Bonds
Insured: State Intercept
4.125%, due 6/1/34	1,510,000	1,559,239
University of Kentucky, Revenue Bonds
Series A, Insured: BAM State Intercept
3.00%, due 4/1/39	2,715,000	2,457,274
		100,447,138
Louisiana 0.8%
Capital Area Finance Authority, Mortgage-Backed Securities Project, Revenue Bonds
Series A, Insured: GNMA
5.50%, due 4/1/57	3,500,000	3,801,590
City of New Orleans, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 12/1/33	1,250,000	1,307,460
City of Shreveport, Unlimited General Obligation
Insured: AG
5.00%, due 3/1/37	625,000	697,031
Jefferson Parish Consolidated Sewerage District No. 1, Revenue Bonds
Insured: BAM
4.00%, due 2/1/42	260,000	252,505
Louisiana Housing Corp., Hampton Park Project, Revenue Bonds
3.15%, due 7/1/44 (c)	1,570,000	1,573,372
Louisiana Housing Corp., Tivoli Place Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/26	6,000,000	6,017,521

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, Christwood Project, Revenue Bonds
4.25%, due 11/15/30 (a)	$ 200,000	$ 200,956
Louisiana Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish Gomesa Project, Revenue Bonds
5.50%, due 11/1/39 (a)	1,025,000	1,045,392
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
Series A
3.00%, due 5/15/47	1,375,000	1,017,322
Series B
5.00%, due 5/15/30	4,000,000	4,292,056
New Orleans Aviation Board, Louis Armstrong New Orleans International Airport, Revenue Bonds
Series B
5.00%, due 1/1/43 (b)	2,000,000	2,008,139
		22,213,344
Maine 0.5%
Maine Health & Higher Educational Facilities Authority, MaineHealth Obligated Group, Revenue Bonds
Series B, Insured: AG
5.25%, due 7/1/41	5,155,000	5,675,311
Series B, Insured: AG
5.25%, due 7/1/43	2,275,000	2,475,070
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
Series C, Insured: AG State Aid Withholding
5.50%, due 7/1/38	1,000,000	1,109,982
Maine State Housing Authority, Revenue Bonds
Series G
1.85%, due 11/15/30	1,000,000	914,414
Series A
6.00%, due 11/15/56	1,000,000	1,108,151
	Principal Amount	Value

Maine (continued)
Maine Turnpike Authority, Revenue Bonds
Insured: AG
5.00%, due 7/1/31	$ 940,000	$ 1,037,290
Insured: AG
5.00%, due 7/1/33	490,000	551,179
		12,871,397
Maryland 0.9%
City of Baltimore, Harbor Point Project, Revenue Bonds
4.50%, due 6/1/33	100,000	102,061
County of Charles, Consolidated Public Improvement, Unlimited General Obligation
1.75%, due 10/1/35	1,000,000	829,088
County of Frederick, Oakdale Lake Linganore Project, Special Tax
3.75%, due 7/1/39	410,000	388,617
Maryland Community Development Administration, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/42	1,000,000	1,049,612
Maryland Department of Housing & Community Development, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	740,000	828,982
Maryland Economic Development Corp., Morgan State University Harper-Tubman Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/45	1,500,000	1,577,796
Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds
Series A
5.25%, due 7/1/32	465,000	506,477
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
Insured: AG
4.25%, due 7/1/39	1,860,000	1,925,429
Insured: AG
4.25%, due 7/1/40	1,015,000	1,042,139
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds (continued)
Insured: AG
5.00%, due 7/1/37	$ 3,160,000	$ 3,531,044
Insured: AG
5.00%, due 7/1/41	4,000,000	4,388,996
Maryland Health & Higher Educational Facilities Authority, Kennedy Krieger Issue, Revenue Bonds
Series A
5.00%, due 7/1/41	1,000,000	1,053,203
Series A
5.25%, due 7/1/44	400,000	422,657
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/42	1,820,000	1,865,468
Maryland State Transportation Authority, Passenger Facility Charge, Revenue Bonds
Series A
4.00%, due 6/1/29 (b)	335,000	335,069
Maryland Transportation Authority Passenger Facility Charge, Qualified Airport, Revenue Bonds
3.00%, due 6/1/36 (b)	1,500,000	1,370,217
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A, Insured: FHA 542(c)
3.85%, due 7/1/34	1,500,000	1,533,118
		22,749,973
Massachusetts 0.7%
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	1,000,000	851,241
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds, Senior Lien
Series A-1
5.25%, due 7/1/48	2,500,000	2,662,599
	Principal Amount	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Provident Commonwealth Education Resources, Inc., Revenue Bonds
5.00%, due 10/1/30	$ 1,200,000	$ 1,204,380
5.00%, due 10/1/34	1,500,000	1,503,375
Massachusetts Development Finance Agency, Berkshire Retirement Community, Revenue Bonds
5.00%, due 7/1/31	1,250,000	1,251,236
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/34	500,000	496,199
Massachusetts Development Finance Agency, Mass General Brigham Issue, Revenue Bonds
Series F
5.00%, due 7/1/44	3,600,000	3,904,544
Massachusetts Development Finance Agency, Harvard University, Revenue Bonds
Series A-1
5.00%, due 5/15/55 (c)	3,000,000	3,349,512
Massachusetts Development Finance Agency, Seven Hills Foundation and Affiliates Issue, Revenue Bonds
5.25%, due 9/1/31	1,390,000	1,517,938
5.25%, due 9/1/38	640,000	704,970
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds
Series B
2.00%, due 7/1/37 (b)	600,000	494,464
Massachusetts Housing Finance Agency, Revenue Bonds
Series 222, Insured: GNMA / FNMA / FHLMC
3.00%, due 6/1/51	2,015,000	1,981,555
		19,922,013
Michigan 1.5%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/28	240,000	241,828

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Charter Township of Emmett, Unlimited General Obligation
Insured: AG
3.00%, due 4/1/34	$ 1,045,000	$ 1,002,576
City of Detroit, Unlimited General Obligation
Series A
5.00%, due 4/1/34	275,000	292,671
5.50%, due 4/1/40	430,000	454,258
Ferndale Public Schools, Unlimited General Obligation
Insured: Q-SBLF
5.00%, due 5/1/42	1,090,000	1,177,875
Four Lakes Special Assessment District, Special Assessment
Insured: AG County Guaranteed
5.00%, due 6/1/40	2,130,000	2,285,394
Grand Blanc Community Schools, Unlimited General Obligation
Insured: Q-SBLF
2.375%, due 11/1/42	1,475,000	1,089,905
Grand Rapids Economic Development Corp., Beacon Hill at Eastgate Project, Revenue Bonds
Series B-3
4.125%, due 11/1/30	1,585,000	1,585,580
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	810,000	812,436
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/46	1,000,000	1,001,482
Ida Public Schools, Limited General Obligation
Insured: BAM
5.00%, due 5/1/31	1,055,000	1,119,051
Michigan Finance Authority, McLaren Health Care, Revenue Bonds
Series D-2
1.20%, due 10/15/38 (c)	3,500,000	3,349,374
	Principal Amount	Value

Michigan (continued)
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (c)	$ 2,000,000	$ 2,053,944
Series MI-2
3.875%, due 12/1/44 (a)(c)	3,440,000	3,440,983
Series MI
3.94%, due 12/1/39	2,750,000	2,751,137
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	1,000,000	1,000,183
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
6.00%, due 11/1/32	1,250,000	1,281,070
Michigan State Building Authority, Revenue Bonds
Series I
5.00%, due 4/15/41	1,000,000	1,006,520
Michigan State Housing Development Authority, 24 East Ltd. Dividend Housing Association LP, Revenue Bonds
3.625%, due 4/1/42 (c)	1,760,000	1,764,373
Michigan State Housing Development Authority, Revenue Bonds
Series A
6.00%, due 12/1/56	1,250,000	1,389,816
Series D
6.25%, due 6/1/55	595,000	650,011
Michigan Strategic Fund, I-75 Improvement Project, Revenue Bonds
Insured: AG
4.25%, due 12/31/38 (b)	500,000	500,458
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 12/31/43 (b)	1,500,000	1,512,739
Richmond Community Schools, School Building and Site, Unlimited General Obligation
Series I, Insured: Q-SBLF
4.00%, due 5/1/36	750,000	759,756
State of Michigan, Trunk Line, Revenue Bonds
5.50%, due 11/15/44	2,000,000	2,216,360
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Michigan (continued)
Universal Academy, Revenue Bonds
4.00%, due 12/1/40	$ 2,215,000	$ 2,063,194
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Revenue Bonds
Series B, Insured: AG
5.50%, due 12/1/40 (b)	1,595,000	1,767,008
Wayne County Airport Authority, Revenue Bonds
Series B
5.50%, due 12/1/41 (b)	1,000,000	1,131,064
		39,701,046
Minnesota 1.3%
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/41	280,000	246,915
City of Minneapolis, Unlimited General Obligation
3.00%, due 12/1/33	1,290,000	1,255,465
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/33 (b)	3,000,000	3,302,955
Minnesota Housing Finance Agency, Residential Housing, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
3.50%, due 7/1/50	1,620,000	1,615,740
Series E, Insured: GNMA / FNMA / FHLMC
4.25%, due 1/1/49	1,835,000	1,851,718
Minnesota Housing Finance Agency, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
3.80%, due 7/1/38 (b)	1,900,000	1,878,808
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/56	2,500,000	2,811,016
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,360,000	2,647,233
	Principal Amount	Value

Minnesota (continued)
Minnesota Housing Finance Agency, Revenue Bonds (continued)
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	$ 2,240,000	$ 2,504,220
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	985,000	1,087,802
Minnesota Municipal Gas Agency, Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/35	13,040,000	13,559,151
Worthington Independent School District No. 518, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/34	1,210,000	1,177,096
		33,938,119
Mississippi 0.2%
Mississippi Development Bank, Greenwood Leflore Consolidated School District, Revenue Bonds
Insured: BAM
5.00%, due 3/1/38	830,000	897,155
Insured: BAM
5.00%, due 3/1/42	1,380,000	1,456,486
Mississippi Development Bank, Lamar County School District Project, Revenue Bonds
5.25%, due 6/1/44	1,140,000	1,245,005
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	1,000,000	1,080,416
		4,679,062
Missouri 1.6%
City of Poplar Bluff, Eight Points Redevelopment Project, Tax Allocation
Series A
4.50%, due 11/1/35	1,000,000	995,841
City of St. Louis, Airport, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/49	1,060,000	1,118,020

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Missouri (continued)
County of Phelps, Phelps Health, Revenue Bonds
5.00%, due 12/1/34	$ 1,250,000	$ 1,374,101
5.00%, due 12/1/38	1,825,000	1,959,291
Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Revenue Bonds
Series A
3.00%, due 7/1/41	2,500,000	2,154,896
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
Series C
4.00%, due 2/1/42	4,025,000	3,728,484
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series B
5.00%, due 11/15/38	1,000,000	1,101,008
Series B
5.00%, due 11/15/39	1,000,000	1,095,642
Series B
5.00%, due 11/15/44	1,000,000	1,063,638
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
Series C
5.00%, due 11/15/47	3,070,000	3,093,028
Hickman Mills C-1 School District, Unlimited General Obligation
Series C-1, Insured: BAM
5.75%, due 3/1/42	2,000,000	2,167,148
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.75%, due 5/1/56	2,380,000	2,581,436
Series F, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/56	6,000,000	6,605,633
	Principal Amount	Value

Missouri (continued)
Missouri Housing Development Commission, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.50%, due 5/1/54	$ 8,430,000	$ 9,397,410
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Revenue Bonds
Series A
5.00%, due 12/1/40	1,450,000	1,451,705
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	1,500,000	1,412,146
		41,299,427
Montana 0.1%
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
4.00%, due 10/15/32	650,000	556,200
Series A
4.00%, due 10/15/41	145,000	100,959
Montana Facility Finance Authority, Bozeman Deaconess Health Services Obligated Group, Revenue Bonds
Series B
5.00%, due 6/1/56 (g)	1,000,000	1,109,069
		1,766,228
Nebraska 0.4%
Central Plains Energy Project, Project No. 3, Revenue Bonds
Series A
5.00%, due 9/1/27	1,000,000	1,019,726
Series A
5.00%, due 9/1/29	1,000,000	1,042,629
Central Plains Energy Project, Project No. 5, Revenue Bonds
Series 1
5.00%, due 5/1/53 (c)	2,490,000	2,606,346
Nebraska Investment Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
2.15%, due 3/1/31	1,150,000	1,059,644
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Nebraska (continued)
Nebraska Public Power District, Revenue Bonds
Series D
5.00%, due 1/1/41	$ 2,275,000	$ 2,276,520
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/42	835,000	852,422
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/35	1,500,000	1,209,192
		10,066,479
Nevada 0.2%
City of Sparks, Special Improvement District No. 1, Special Assessment
5.00%, due 6/1/39	425,000	445,266
County of Washoe, Sierra Pacific Power Co., Revenue Bonds
Series G
3.625%, due 3/1/36 (c)	1,000,000	1,010,644
Lyon County School District, Limited General Obligation
Series A, Insured: PSF-GTD
2.40%, due 6/1/35	1,910,000	1,722,748
Reno-Tahoe Airport Authority, Revenue Bonds
Series A
5.25%, due 7/1/39 (b)	725,000	794,491
Sparks Tourism Improvement District No. 1, Legends at Sparks Marina, Revenue Bonds
3.875%, due 6/15/28	1,000,000	1,004,140
State of Nevada, Highway Improvement, Revenue Bonds
Series C
3.00%, due 12/1/41	1,000,000	899,000
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/33	500,000	527,656
		6,403,945
New Hampshire 2.2%
New Hampshire Business Finance Authority, The Astro Sunterra Project, Revenue Bonds
(zero coupon), due 12/15/34 (a)	2,000,000	1,149,999
	Principal Amount	Value

New Hampshire (continued)
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	$ 1,777,537	$ 1,689,933
Series 4, Class A
3.814%, due 11/20/39 (c)	5,916,317	5,868,167
Series 2, Class A-1
3.824%, due 11/20/42 (c)	12,183,111	11,882,276
Series 1, Class A
3.922%, due 1/20/41 (c)	2,613,874	2,559,618
Series 1, Class A-1
4.25%, due 7/20/41 (c)	3,140,000	3,070,880
Series 2
4.25%, due 7/20/41	1,218,486	1,216,974
Series 3, Class A-1
4.493%, due 2/20/41 (c)	8,471,793	8,812,392
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
3.776%, due 10/1/51 (c)	3,559,129	3,477,868
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds
Series A
4.00%, due 4/1/30 (b)	300,000	296,535
New Hampshire Business Finance Authority, Caldwell Ranch Project, Revenue Bonds
4.875%, due 12/1/33 (a)	1,000,000	999,928
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/31 (a)	785,000	795,456
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/38	175,000	187,771
Series C
5.25%, due 7/1/39	895,000	955,410
Series C
5.25%, due 7/1/40	1,285,000	1,365,171
New Hampshire Business Finance Authority, Valencia Project, Revenue Bonds
5.30%, due 12/1/32 (a)	1,833,000	1,832,008

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Hampshire (continued)
New Hampshire Business Finance Authority, Bridgeland Muds Project, Revenue Bonds
6.125%, due 12/15/33 (a)	$ 1,250,000	$ 1,250,622
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College, Revenue Bonds
Series C
3.30%, due 6/1/38 (c)	1,045,000	1,046,943
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp., Revenue Bonds (b)
Series B
5.00%, due 11/1/27	500,000	510,945
Series B
5.00%, due 11/1/28	550,000	570,233
New Hampshire Housing Finance Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	925,000	1,004,244
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	2,870,000	3,240,721
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/56	2,995,000	3,400,777
		57,184,871
New Jersey 1.1%
City of Atlantic City, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
5.00%, due 3/1/42	1,215,000	1,224,520
Hillsdale School District, Unlimited General Obligation
Insured: SCH BD RES FD
2.25%, due 8/15/32	1,375,000	1,273,531
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/30	1,465,000	1,469,614
	Principal Amount	Value

New Jersey (continued)
New Jersey Economic Development Authority, Port Newark Container Terminal LLC, Revenue Bonds
5.00%, due 10/1/37 (b)	$ 1,500,000	$ 1,520,079
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	250,000	250,370
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien (b)
Series B
4.25%, due 12/1/45	1,000,000	997,209
Series 1-B
4.50%, due 12/1/45	3,000,000	3,032,480
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B, Insured: HUD Sector 8
3.50%, due 5/1/29	2,250,000	2,277,299
New Jersey Housing & Mortgage Finance Agency, Single-Family Home Mortgage, Revenue Bonds
Series B
3.80%, due 10/1/32 (b)	1,700,000	1,699,978
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
5.00%, due 6/15/42	10,000,000	10,805,866
Series AA
5.25%, due 6/15/43	2,790,000	2,894,363
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.00%, due 1/1/42	1,000,000	1,083,359
		28,528,668
New Mexico 0.2%
City of Farmington, Public Service Co. of New Mexico, Revenue Bonds
Series B
3.875%, due 6/1/40 (c)	1,800,000	1,841,354
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New Mexico (continued)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
5.50%, due 3/1/57 (g)	$ 2,000,000	$ 2,178,081
Series A, Class I
5.75%, due 3/1/57	1,000,000	1,094,804
		5,114,239
New York 4.7%
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
4.00%, due 6/1/29	215,000	199,551
Albany Capital Resource Corp., Medical Center Hospital Project, Revenue Bonds
Series A
5.00%, due 5/1/38	1,000,000	1,114,209
Series A
5.00%, due 5/1/40	1,500,000	1,654,472
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	900,000	901,241
Build NYC Resource Corp., TrIPs Obligated Group, Revenue Bonds
5.50%, due 7/1/42 (b)	1,135,000	1,243,275
City of New York, Unlimited General Obligation
Series C-1, Insured: BAM
5.00%, due 9/1/47	1,500,000	1,562,927
Series G-1
5.25%, due 2/1/45	1,490,000	1,625,700
Series C
5.25%, due 3/1/47	1,000,000	1,056,252
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A, Insured: AG
4.00%, due 2/15/47	540,000	498,031
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.00%, due 2/15/45	2,380,000	2,398,309
	Principal Amount	Value

New York (continued)
Long Island Power Authority, Revenue Bonds
Series B
3.00%, due 9/1/49 (c)	$ 3,185,000	$ 3,143,627
Metropolitan Transportation Authority, Revenue Bonds
Series B-2
3.00%, due 11/15/39	1,000,000	839,877
Series B
4.00%, due 11/15/36	750,000	750,675
Series A
5.00%, due 11/15/44	4,000,000	4,238,991
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
5.00%, due 11/15/29	500,000	500,447
Series A-1
5.00%, due 11/15/32	1,295,000	1,296,158
Monroe County Industrial Development Corp., Rochester Regional Health Project, Revenue Bonds
Series A
4.00%, due 12/1/36	1,800,000	1,772,337
Nassau County Local Economic Assistance Corp., Roosevelt Children's Academy Charter School, Revenue Bonds
Series A
4.00%, due 7/1/33	750,000	693,346
New York City Housing Development Corp., Revenue Bonds
Series C, Insured: HUD Sector 8 FNMA
2.40%, due 8/1/40	1,500,000	1,197,747
Series F-2
3.40%, due 11/1/64 (c)	1,100,000	1,104,316
Series C-2
3.75%, due 5/1/65 (c)	2,750,000	2,781,193
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(c)
3.40%, due 11/1/62 (c)	500,000	500,171

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series DD-2
5.00%, due 6/15/40	$ 1,000,000	$ 1,030,315
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series CC
5.00%, due 6/15/46	1,500,000	1,597,835
New York City Transitional Finance Authority, Revenue Bonds
Series F-3
3.25%, due 2/1/42	5,000,000	4,379,377
Series F-1
5.00%, due 2/1/42	3,410,000	3,751,501
Series F-1
5.00%, due 5/1/42	750,000	760,496
Series H-1
5.00%, due 11/1/42	2,500,000	2,742,310
Series B
5.00%, due 5/1/46	2,500,000	2,624,531
Series H-1
5.00%, due 11/1/46	1,100,000	1,162,179
Series C
5.25%, due 5/1/48	2,000,000	2,109,017
Series D
5.25%, due 5/1/48	2,750,000	2,912,444
Series C
5.50%, due 5/1/41	2,000,000	2,258,856
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	500,000	481,541
New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds
Series A, Insured: AG-CR
2.75%, due 11/15/41	370,000	297,703
New York Liberty Development Corp., 1 World Trade Center Project, Revenue Bonds
Insured: BAM
4.00%, due 2/15/43	1,500,000	1,464,013
	Principal Amount	Value

New York (continued)
New York Liberty Development Corp., 3 World Trade Center Project, Revenue Bonds (a)
Class 1
5.00%, due 11/15/44	$ 2,445,000	$ 2,446,951
Class 2
5.375%, due 11/15/40	2,000,000	2,001,318
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series E
3.00%, due 3/15/41	250,000	217,589
Series E
4.00%, due 3/15/45	1,950,000	1,868,484
Series B
5.00%, due 2/15/40	5,000	5,153
Series B
5.00%, due 2/15/40	1,295,000	1,318,629
New York State Dormitory Authority, White Plains Hospital Obligated Group, Revenue Bonds
5.00%, due 10/1/34	1,625,000	1,778,093
Insured: AG
5.00%, due 10/1/39	1,500,000	1,630,088
Insured: AG
5.25%, due 10/1/40	1,500,000	1,644,916
New York State Dormitory Authority, Sales tax, Revenue Bonds
Series E-3
5.00%, due 3/15/41	1,500,000	1,555,637
New York State Dormitory Authority, Roswell Park Cancer Institute Corp. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.25%, due 7/1/41	1,300,000	1,460,036
Series A, Insured: AG
5.25%, due 7/1/45	600,000	651,835
New York State Dormitory Authority, Iona University, Revenue Bonds
Insured: AG
5.50%, due 7/1/43	1,000,000	1,105,636
New York State Environmental Facilities Corp., State of New York State Revolving Fund, Revenue Bonds
Series A
5.00%, due 6/15/33	1,265,000	1,268,565
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
New York State Housing Finance Agency, Personal Income Tax, Revenue Bonds
Series A-2
3.35%, due 6/15/54 (c)	$ 1,000,000	$ 1,002,588
New York State Housing Finance Agency, Revenue Bonds (c)
Series D-2, Insured: SONYMA
3.375%, due 5/1/65	6,580,000	6,605,314
Series B-2, Insured: SONYMA HUD Sector 8
3.60%, due 11/1/64	2,000,000	2,008,720
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.00%, due 1/1/36	1,000,000	987,796
4.375%, due 10/1/45	1,250,000	1,201,703
5.00%, due 1/1/29	1,230,000	1,265,491
5.00%, due 1/1/33	1,550,000	1,583,478
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	4,000,000	3,985,631
New York Transportation Development Corp., JFK International Airport, Revenue Bonds (b)
Insured: AG-CR
5.25%, due 6/30/37	1,000,000	1,088,086
Insured: AG
5.50%, due 6/30/38	1,580,000	1,764,332
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
5.50%, due 6/30/41 (b)	1,700,000	1,794,181
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
Series A
5.00%, due 4/1/36 (b)	865,000	891,188
	Principal Amount	Value

New York (continued)
Onondaga Civic Development Corp., Syracuse University Project, Revenue Bonds
5.00%, due 12/1/40	$ 500,000	$ 562,205
Poland Central School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
2.00%, due 6/15/34	820,000	689,526
Port Authority of New York & New Jersey, Revenue Bonds
Series 234
5.00%, due 8/1/38 (b)	3,500,000	3,750,336
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 233
2.20%, due 4/1/36	1,540,000	1,306,322
Series 189
3.45%, due 10/1/27 (b)	2,950,000	2,948,285
Series 189
3.50%, due 4/1/28 (b)	2,680,000	2,680,040
Series 189
3.50%, due 10/1/28 (b)	3,465,000	3,465,053
Series 189
3.60%, due 10/1/29 (b)	1,955,000	1,955,114
Town of Colonie, Limited General Obligation
Insured: AG
2.00%, due 3/1/29	985,000	943,602
Town of Plattsburgh, Limited General Obligation
2.00%, due 8/15/34	530,000	445,943
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series A-2, Insured: AG-CR
2.00%, due 5/15/45 (c)	250,000	243,687
Series C
5.25%, due 11/15/40	1,000,000	1,124,734
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A-1
5.00%, due 11/15/43	1,600,000	1,750,421

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
New York (continued)
Westchester County Local Development Corp., Sunrise of Tarrytown Project, Revenue Bonds, Senior Lien
Series A
5.25%, due 12/1/40 (a)	$ 1,285,000	$ 1,291,455
		124,933,131
North Carolina 1.8%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.25%, due 3/1/41	3,760,000	2,885,539
County of Alamance, Unlimited General Obligation
2.00%, due 5/1/35	1,500,000	1,277,977
County of Gaston, Unlimited General Obligation
5.00%, due 3/1/39	1,250,000	1,417,316
Durham Housing Authority, Sandy Ridge Station, Revenue Bonds
3.20%, due 1/1/44 (c)	4,500,000	4,520,528
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/30 (b)	1,500,000	1,615,291
Nash Health Care Systems, Healthcare Facilities, Revenue Bonds
5.50%, due 2/1/44	500,000	545,675
North Carolina Department of Transportation, I-77 Hot Lanes Project, Revenue Bonds
5.00%, due 12/31/37 (b)	1,125,000	1,125,872
North Carolina Housing Finance Agency, Revenue Bonds
Series 45, Insured: GNMA / FNMA / FHLMC
2.00%, due 7/1/35	1,575,000	1,358,484
Series 43, Insured: GNMA / FNMA / FHLMC
2.625%, due 1/1/35	1,245,000	1,131,262
Series 38-B
3.85%, due 7/1/37	2,510,000	2,506,535
Series 50, Insured: GNMA / FNMA / FHLMC
5.50%, due 1/1/54	850,000	909,842
	Principal Amount	Value

North Carolina (continued)
North Carolina Housing Finance Agency, Revenue Bonds (continued)
Series 54-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	$ 965,000	$ 1,070,199
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	3,495,000	3,916,268
Series 60, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/57	1,780,000	2,027,459
North Carolina Medical Care Commission, First Mortgage, Porters Neck Village, Revenue Bonds
Series B-2
3.60%, due 1/1/31	1,500,000	1,498,232
North Carolina Medical Care Commission, United Methodist Retirement Homes, Inc., Revenue Bonds
Series B-2
3.625%, due 10/1/30	750,000	752,072
North Carolina Medical Care Commission, EveryAge Obligated Group, Revenue Bonds
Series B
4.00%, due 9/1/34	875,000	885,107
North Carolina Medical Care Commission, Duke University Health System, Revenue Bonds
Series A
5.00%, due 6/1/42	2,320,000	2,496,502
Series B
5.00%, due 6/1/55 (c)	1,530,000	1,640,658
North Carolina State Education Assistance Authority, Revenue Bonds, Senior Lien (b)
Series A
5.50%, due 6/1/30	4,875,000	5,201,525
Series A
5.50%, due 6/1/31	3,250,000	3,503,736
Series A
5.50%, due 6/1/32	3,000,000	3,258,325
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AG
5.00%, due 1/1/36	$ 1,545,000	$ 1,607,607
Insured: AG
5.00%, due 1/1/49	1,000,000	1,013,207
		48,165,218
North Dakota 0.2%
City of Grand Forks, Altru Health System, Revenue Bonds
Insured: AG-CR
4.00%, due 12/1/37	310,000	305,043
Series A, Insured: AG
5.00%, due 12/1/30	700,000	752,960
Series A, Insured: AG
5.00%, due 12/1/31	650,000	706,577
Series A, Insured: AG
5.00%, due 12/1/32	800,000	877,229
Series A, Insured: AG
5.00%, due 12/1/33	1,000,000	1,104,135
North Dakota Housing Finance Agency, Revenue Bonds
Series D
6.00%, due 7/1/55	985,000	1,089,780
Series C
6.25%, due 1/1/55	960,000	1,065,253
		5,900,977
Ohio 1.7%
American Municipal Power, Inc., Revenue Bonds
Series A, Insured: BAM-TCRS
4.00%, due 2/15/41	370,000	369,981
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	1,500,000	1,066,467
Series A-2, Class 1
4.00%, due 6/1/37	2,500,000	2,519,878
City of Norwood, Rockwood Exchange Project, Tax Allocation
4.375%, due 12/1/30	510,000	515,439
	Principal Amount	Value

Ohio (continued)
City of Toledo, Various Purpose Improvement, Limited General Obligation
Insured: AG
5.25%, due 12/1/35	$ 1,000,000	$ 1,106,192
Insured: AG
5.25%, due 12/1/37	750,000	821,044
Cloverleaf Local School District, Certificate of Participation
Insured: BAM
5.375%, due 12/1/37	750,000	785,457
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.25%, due 1/1/42 (b)	3,000,000	3,228,329
Forest Hills Local School District, Unlimited General Obligation
5.00%, due 12/1/44	490,000	490,067
JobsOhio Beverage System, Statewide, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/38	9,875,000	11,252,596
Ohio Air Quality Development Authority, American Electric Power Co. Project, Revenue Bonds
Series B
2.50%, due 11/1/42 (b)(c)	1,000,000	966,700
3.50%, due 8/1/34 (c)	2,000,000	2,008,241
Series D
3.70%, due 10/1/28 (b)	2,000,000	2,014,671
Series A
3.75%, due 1/1/29 (b)	1,000,000	1,009,098
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Revenue Bonds
Series A
3.25%, due 9/1/29	3,605,000	3,585,824
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds (a)(b)
3.75%, due 1/15/28	420,000	420,772
4.25%, due 1/15/38	1,000,000	990,628
4.50%, due 1/15/48	750,000	696,894

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Ohio (continued)
Ohio Housing Finance Agency, Revenue Bonds
Series B
3.00%, due 9/1/39	$ 505,000	$ 452,075
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	1,465,000	1,613,185
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	995,000	1,134,181
Ohio Housing Finance Agency, Marsh Run Homes Project, Revenue Bonds
3.20%, due 1/1/46 (c)	2,500,000	2,511,053
Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, Tax Allocation
5.00%, due 12/1/44	1,000,000	1,023,874
State of Ohio, Portsmouth Bypass Project, Revenue Bonds
Insured: AG
5.00%, due 12/31/35 (b)	1,000,000	1,000,760
Summit County Development Finance Authority, PRG - Akron Properties LLC, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/36	360,000	394,507
Series A, Insured: BAM
5.00%, due 7/1/38	990,000	1,071,451
Series A, Insured: BAM
5.00%, due 7/1/45	1,000,000	1,035,001
		44,084,365
Oklahoma 0.3%
Carter County Public Facilities Authority, Carter County Independent School District No. 19 Ardmore, Revenue Bonds
5.00%, due 9/1/32	1,070,000	1,101,304
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/57	1,000,000	1,123,923
	Principal Amount	Value

Oklahoma (continued)
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56	$ 3,430,000	$ 3,864,033
Tulsa Authority for Economic Opportunity, Sante FE Square Project, Tax Allocation
4.375%, due 12/1/41 (a)	1,000,000	944,617
Tulsa Municipal Airport Trust Trustees, American Airlines, Inc., Revenue Bonds
6.25%, due 12/1/35 (b)	1,000,000	1,127,737
		8,161,614
Oregon 1.3%
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 12/1/47	1,000,000	1,051,208
City of Redmond, Airport Expansion Projects, Limited General Obligation (b)
Series A
5.00%, due 6/1/36	1,485,000	1,639,201
Series A
5.25%, due 6/1/42	1,395,000	1,511,993
County of Clackamas, Limited General Obligation
1.875%, due 6/1/39	1,070,000	814,072
Multnomah County School District No. 1J, Portland Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	2,000,000	1,834,376
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/38	1,250,000	1,417,890
Series A
5.00%, due 4/1/40	2,500,000	2,790,810
Port of Portland, Airport, Revenue Bonds (b)
Series 30-A
5.25%, due 7/1/44	8,000,000	8,581,725
Series 29
5.50%, due 7/1/48	500,000	528,768
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Oregon (continued)
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	$ 1,000,000	$ 977,350
State of Oregon, Article XI-H Pollution Control, Unlimited General Obligation
Series D
5.00%, due 5/1/40	860,000	968,946
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.00%, due 6/1/41	1,750,000	1,961,219
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.25%, due 5/1/45	2,500,000	2,768,435
State of Oregon, Veterans Welfare, Unlimited General Obligation
Series I
6.25%, due 6/1/55	1,500,000	1,656,636
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	1,035,000	1,145,710
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Senior Lien
Series A
3.00%, due 9/1/44	3,000,000	2,503,065
Washington & Clackamas Counties School District No. 23J, Tigard-Tualatin, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,500,000	2,756,755
		34,908,159
	Principal Amount	Value

Pennsylvania 2.7%
Adams County General Authority, Brethren Home Community Project (The), Revenue Bonds
Series B-1
3.90%, due 6/1/30	$ 2,250,000	$ 2,245,851
Allegheny County Airport Authority, Pittsburgh International Airport, Revenue Bonds (b)
Series A, Insured: AG
5.00%, due 1/1/33	1,480,000	1,624,814
Series A, Insured: AG
5.00%, due 1/1/35	2,500,000	2,776,215
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AG
5.50%, due 1/1/42	2,000,000	2,177,250
Series A, Insured: AG
5.50%, due 1/1/43	1,500,000	1,624,530
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/27	170,000	172,867
5.00%, due 5/1/32	220,000	221,643
5.00%, due 5/1/42	1,175,000	1,218,301
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (a)	500,000	526,779
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/34 (a)	705,000	737,325
Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds
Series A
5.125%, due 10/15/37	1,250,000	1,216,759
Series A
5.25%, due 10/15/47	750,000	678,984
Coatesville School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.25%, due 11/15/37	5,000,000	5,321,766

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	$ 1,000,000	$ 983,625
County of Allegheny, Unlimited General Obligation
Series C-76
5.00%, due 11/1/41	1,000,000	1,004,509
Cumberland Valley School District, Limited General Obligation
Series A, Insured: AG State Aid Withholding
5.00%, due 11/15/44	1,275,000	1,355,711
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds
5.00%, due 10/15/30 (a)	1,000,000	600,000
Doylestown Hospital Authority, Doylestown Hospital Obligated Group, Revenue Bonds
5.00%, due 7/1/31 (a)	250,000	264,224
Geisinger Authority, Geisinger Health System, Revenue Bonds
Series A
4.00%, due 6/1/41	4,400,000	4,293,990
Indiana County Industrial Development Authority, Foundation for Indiana University of Pennsylvania (The), Revenue Bonds
Insured: BAM
5.00%, due 5/1/29	250,000	261,582
Northampton County General Purpose Authority, St. Luke's University Health Network, Revenue Bonds
Series A-2
5.00%, due 8/15/34	1,300,000	1,427,696
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A
5.00%, due 12/15/40	1,500,000	1,680,763
Series A
5.00%, due 12/15/42	2,000,000	2,168,450
	Principal Amount	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.25%, due 6/30/36	$ 3,250,000	$ 3,514,274
5.50%, due 6/30/37	250,000	272,626
5.50%, due 6/30/38	500,000	542,792
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien (b)
Series 1-A
5.00%, due 6/1/29	1,550,000	1,614,246
Series 1-A
5.00%, due 6/1/31	1,900,000	2,007,498
Series 1-A
5.00%, due 6/1/33	1,190,000	1,271,775
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
5.00%, due 8/15/34	1,000,000	1,139,779
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	4,445,000	4,291,347
Pennsylvania Housing Finance Agency, Darby Townhouses, Revenue Bonds
Insured: FNMA
4.90%, due 6/1/41	500,000	511,911
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 145-A
6.00%, due 10/1/54	920,000	995,475
Series 152-A
6.25%, due 10/1/56	1,000,000	1,121,011
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/47	2,500,000	2,651,388
Series A
5.50%, due 12/1/46	1,155,000	1,163,472
Philadelphia Authority for Industrial Development, Frankford Valley Foundation for Literacy, Revenue Bonds
4.50%, due 6/15/29 (a)	400,000	402,680
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School Project, Revenue Bonds
5.00%, due 6/15/30 (a)	$ 435,000	$ 442,392
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Revenue Bonds
Series A
6.00%, due 6/1/45	1,000,000	1,072,342
Philadelphia Gas Works Co., Revenue Bonds
Series 14
5.00%, due 10/1/30	1,680,000	1,695,703
Philadelphia Housing Authority, PHADC Acquisition Program, Revenue Bonds
Series A
5.00%, due 3/1/37	3,415,000	3,767,555
Series A
5.00%, due 3/1/43	3,000,000	3,166,431
Series A
5.25%, due 3/1/40	1,005,000	1,097,197
Series A
5.25%, due 3/1/41	2,000,000	2,163,142
Pittsburgh Water & Sewer Authority, Revenue Bonds, First Lien
Series A, Insured: AG
5.00%, due 9/1/35	1,200,000	1,328,243
		70,816,913
Puerto Rico 3.4%
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	6,261,261	4,265,484
(zero coupon), due 11/1/51	19,043,348	13,211,322
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	563,717	559,082
Series A-1
4.00%, due 7/1/41	6,059,081	5,677,569
Series A-1
4.00%, due 7/1/46	710,000	618,988
Series A-1
5.625%, due 7/1/27	8,444,901	8,602,206
	Principal Amount	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, Unlimited General Obligation (continued)
Series A-1
5.75%, due 7/1/31	$ 291,000	$ 314,750
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	5,053,877	4,959,025
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series A
4.00%, due 7/1/42	2,760,000	2,621,349
Series A
4.00%, due 7/1/42	600,000	569,858
Series A
5.00%, due 7/1/33	1,000,000	1,051,300
Series A
5.00%, due 7/1/35	3,000,000	3,103,687
Series A
5.00%, due 7/1/47	1,000,000	994,273
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
4.00%, due 7/1/42	7,685,000	7,298,939
Series B
5.00%, due 7/1/28	1,000,000	1,023,386
Series B
5.00%, due 7/1/29	2,568,000	2,652,684
Puerto Rico Electric Power Authority, Revenue Bonds
Series VV, Insured: NATL-RE
5.25%, due 7/1/35	500,000	500,397
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	27,596,000	27,352,098
Series A-1
4.55%, due 7/1/40	4,355,000	4,361,602
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	821,000	813,744
		90,551,743

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
42	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island 1.9%
City of Providence, Unlimited General Obligation
Series A, Insured: AG
3.625%, due 1/15/29	$ 975,000	$ 975,640
Series A, Insured: AG
3.75%, due 1/15/30	2,010,000	2,011,345
Series A, Insured: AG
3.75%, due 1/15/32	1,000,000	1,000,411
Rhode Island Health and Educational Building Corp., Town of Smithfield, Revenue Bonds
Series H, Insured: AG-CR
3.00%, due 5/15/38	1,000,000	891,945
Rhode Island Health and Educational Building Corp., City of Pawtucket, Revenue Bonds
Series B, Insured: BAM
3.00%, due 5/15/39	2,350,000	2,122,031
Series C, Insured: MUN GOVT GTD
4.00%, due 5/15/26	415,000	415,181
Rhode Island Health and Educational Building Corp., City of East Providence, Revenue Bonds
Series B, Insured: MUN GOVT GTD
3.625%, due 5/15/32	1,000,000	1,000,096
Rhode Island Health and Educational Building Corp., Town of Coventry, Revenue Bonds
Series B, Insured: AG MUN GOVT GTD
3.75%, due 5/15/28	600,000	600,241
Series B, Insured: AG MUN GOVT GTD
4.00%, due 5/15/33	1,000,000	1,000,412
Rhode Island Health and Educational Building Corp., Providence Public Building Authority, Revenue Bonds
Series B, Insured: AG State Appropriations
4.00%, due 5/15/30	1,500,000	1,501,138
Rhode Island Health and Educational Building Corp., City of Cranston, Revenue Bonds
Series B, Insured: BAM MUN GOVT GTD
4.00%, due 5/15/30	1,170,000	1,170,888
	Principal Amount	Value

Rhode Island (continued)
Rhode Island Health and Educational Building Corp., University of Rhode Island, Revenue Bonds
Series A, Insured: BAM
4.00%, due 9/15/42	$ 2,000,000	$ 1,990,427
Rhode Island Health and Educational Building Corp., Exeter-West Greenwich Regional School District, Revenue Bonds
Series B, Insured: State Aid Withholding
4.50%, due 5/15/39	1,150,000	1,200,625
Rhode Island Health and Educational Building Corp., Higher Education Facility, Revenue Bonds
Series A, Insured: AG
5.00%, due 9/15/30	2,500,000	2,504,426
Rhode Island Health and Educational Building Corp., Town of Johnston, Revenue Bonds
Series F
5.00%, due 5/15/34	1,045,000	1,155,110
Rhode Island Health and Educational Building Corp., PRG - RI Properties LLC, Revenue Bonds
Series A, Insured: AG
5.00%, due 7/1/37	375,000	403,181
Series A, Insured: AG
5.00%, due 7/1/45	1,500,000	1,534,411
Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series F
5.50%, due 5/15/47	1,500,000	1,593,515
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development, Revenue Bonds
Series 3-B, Insured: FHA
3.40%, due 10/1/29	890,000	890,098
Series A
5.00%, due 10/1/30	195,000	195,486
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds
Series 82-A, Insured: GNMA
3.80%, due 4/1/35	1,420,000	1,421,698
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds (continued)
Series 80-A, Insured: GNMA
4.15%, due 10/1/38	$ 1,150,000	$ 1,158,595
Series 79-A, Insured: GNMA
4.40%, due 10/1/38	1,500,000	1,529,204
Series 82-A, Insured: GNMA
5.00%, due 10/1/41	1,215,000	1,301,424
Rhode Island Infrastructure Bank, City of Pawtucket Water Supply Board, Revenue Bonds
Insured: NATL-RE
5.00%, due 10/1/28	1,730,000	1,732,932
Rhode Island Student Loan Authority, Revenue Bonds, Senior Lien (b)
Series A
4.125%, due 12/1/43	1,240,000	1,190,895
Series B
4.125%, due 12/1/43	2,355,000	2,250,189
Series A
5.00%, due 12/1/44	3,385,000	3,377,315
State of Rhode Island, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/31	2,000,000	2,000,215
Series A, Insured: BAM
3.00%, due 5/1/32	2,000,000	2,000,054
State of Rhode Island, Plantations, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 5/1/36	1,000,000	954,194
State of Rhode Island, Eleanor Slater Hospital Project, Certificate of Participation
Series B
4.00%, due 11/1/32	1,000,000	1,021,923
Town of Bristol, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/38	1,200,000	1,114,016
Series A, Insured: BAM
3.50%, due 8/1/31	865,000	874,546
	Principal Amount	Value

Rhode Island (continued)
Town of Cumberland, Unlimited General Obligation
Series A, Insured: State Aid Withholding
4.625%, due 11/1/31	$ 500,000	$ 500,591
Town of Hopkinton, Unlimited General Obligation
4.375%, due 8/15/31	300,000	300,066
Town of Johnston, Unlimited General Obligation
Series A
3.45%, due 6/1/29	1,020,000	1,020,166
Series A
3.70%, due 6/1/33	1,020,000	1,020,176
Town of West Greenwich, Unlimited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 8/15/26	600,000	599,849
		49,524,655
South Carolina 1.3%
Charleston County Airport District, Revenue Bonds
Series A
5.25%, due 7/1/43 (b)	1,215,000	1,314,158
City of Goose Creek, Carnes Crossroads Improvement District, Special Assessment
5.00%, due 10/1/35 (a)	405,000	421,123
Medical University Hospital Authority, Indian Land Project, Revenue Bonds
Insured: FHA
5.00%, due 5/15/37	1,980,000	2,137,705
Insured: FHA
5.25%, due 11/15/43	2,620,000	2,807,974
Insured: FHA
5.25%, due 11/15/46	2,000,000	2,097,298
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.352%, due 2/1/54	6,000,000	6,209,576
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Foundation, Revenue Bonds
4.00%, due 3/1/62 (c)	1,300,000	1,312,069

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
44	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South of Broad Healthcare Project, Revenue Bonds
5.00%, due 11/15/29	$ 315,000	$ 327,838
5.00%, due 11/15/33	685,000	724,837
South Carolina Public Service Authority, Revenue Bonds
Series A
4.00%, due 12/1/42	1,000,000	980,623
Series A
5.00%, due 12/1/44	1,000,000	1,070,894
South Carolina Public Service Authority, Santee Cooper, Revenue Bonds
Series B, Insured: AG
5.00%, due 12/1/40	2,335,000	2,567,892
Series B
5.00%, due 12/1/43	4,000,000	4,304,682
Series B
5.00%, due 12/1/46	1,500,000	1,577,292
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: FNMA
1.68%, due 1/1/37	1,810,944	1,374,468
Series B
2.00%, due 7/1/35	950,000	819,403
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,575,000	1,778,632
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,700,000	1,930,990
		33,757,454
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series C-2
5.00%, due 11/1/51 (c)	2,500,000	2,728,728
	Principal Amount	Value

South Dakota (continued)
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	$ 1,220,000	$ 1,357,334
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	1,000,000	1,105,284
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	995,000	1,124,531
		6,315,877
Tennessee 2.2%
Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue Bonds
5.00%, due 10/1/35	820,000	820,179
Chattanooga Health Educational & Housing Facility Board, Erlanger Health Obligated Group, Revenue Bonds
Insured: BAM
5.00%, due 12/1/36	5,555,000	6,206,905
County of Knox, Unlimited General Obligation
Series B
2.80%, due 6/1/31	1,000,000	978,298
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (c)	500,000	501,655
Health Educational and Housing Facility Board of the City of Memphis (The), Strategies II LP, Revenue Bonds
Insured: HUD Sector 8 FHA 221(D4)
5.00%, due 7/1/27 (c)	500,000	501,655
Knox County Health Educational & Housing Facility Board, Revenue Bonds
4.05%, due 12/1/27 (c)	3,000,000	3,018,558
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Northview Project, Revenue Bonds
Series B
3.60%, due 2/1/45 (c)	$ 8,000,000	$ 8,077,650
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/37	1,000,000	1,125,386
Series B
5.00%, due 7/1/41	5,620,000	6,126,296
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	3,500,000	3,680,412
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/35	5,000,000	5,522,642
Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Health Care, Revenue Bonds (c)
Series B
5.00%, due 9/1/44	2,000,000	2,130,036
Series B
5.00%, due 9/1/49	2,300,000	2,413,851
Tennergy Corp., Revenue Bonds
Series A
4.00%, due 12/1/51 (c)	3,500,000	3,546,918
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series A
5.00%, due 11/1/34	7,250,000	7,754,701
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.00%, due 12/1/35	2,740,000	2,904,082
	Principal Amount	Value

Tennessee (continued)
Tennessee Housing Development Agency, Residential Finance Program, Revenue Bonds
Series 4
2.00%, due 7/1/35	$ 860,000	$ 741,775
Series 1
2.05%, due 7/1/36	2,455,000	2,055,354
Tennessee Housing Development Agency, Revenue Bonds
Series 1
3.50%, due 7/1/42	1,000,000	940,295
		59,046,648
Texas 8.3%
Alamito Public Facility Corp., EP Salazar LP, Revenue Bonds
Insured: HUD Sector 8
5.00%, due 8/1/44 (c)	1,000,000	1,001,373
Allen Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/45	2,250,000	2,396,987
Andrews County Hospital District, Limited General Obligation
5.00%, due 3/15/30	1,000,000	1,019,559
Arlington Higher Education Finance Corp., Great Hearts America - Texas, Revenue Bonds
Series A
4.25%, due 8/15/34	500,000	500,165
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc., Revenue Bonds
Insured: PSF-GTD
5.00%, due 8/15/41	1,115,000	1,201,786
Austin Community College District, Limited General Obligation
5.00%, due 8/1/39	2,000,000	2,215,091
Bexar Management And Development Corp., Miller's Pond Apartments, Revenue Bonds
Insured: FHA 221(D4)
2.65%, due 3/1/29 (c)	1,600,000	1,586,565
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (b)	1,000,000	1,060,638

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
46	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Capital Area Housing Finance Corp., Redwood Apartments, Revenue Bonds
3.20%, due 1/1/41 (c)	$ 2,850,000	$ 2,851,368
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/27	1,900,000	1,862,802
Central Texas Regional Mobility Authority, Revenue Bonds
Series C
5.00%, due 1/1/27	1,145,000	1,145,951
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/34	1,150,000	1,295,250
Central Texas Turnpike System, Revenue Bonds, First Tier
Series A
5.00%, due 8/15/39	1,185,000	1,247,897
Series B
5.00%, due 8/15/42 (c)	1,700,000	1,819,451
City of Amarillo, Limited General Obligation
2.00%, due 2/15/41	1,000,000	741,006
City of Anna, The Woods at Lindsey Place Public Improvement District Area 2-3, Special Assessment
4.25%, due 9/15/35	810,000	816,245
City of Arlington, Special Tax, Special Tax, Senior Lien
Series A, Insured: AG
5.00%, due 2/15/43	250,000	255,460
City of Austin, Airport System, Revenue Bonds (b)
Series B
5.00%, due 11/15/35	1,050,000	1,172,745
Series B
5.00%, due 11/15/37	165,000	181,925
5.00%, due 11/15/39	1,000,000	1,093,130
5.00%, due 11/15/43	1,000,000	1,072,506
City of Austin, Water & Wastewater System, Revenue Bonds
5.00%, due 11/15/42	3,400,000	3,778,438
City of Bryan, Limited General Obligation
2.00%, due 8/15/32	1,060,000	963,247
	Principal Amount	Value

Texas (continued)
City of Celina, The Lakes at Mustang Ranch Public Improvement Distric Major Improvement Area & Phases 2-7 Project, Special Assessment
Insured: AG
5.00%, due 9/1/34	$ 400,000	$ 432,085
Insured: AG
5.00%, due 9/1/35	330,000	354,712
Insured: AG
5.00%, due 9/1/39	700,000	737,860
Insured: AG
5.00%, due 9/1/45	1,750,000	1,790,091
City of College Station, Limited General Obligation
2.00%, due 2/15/36	1,000,000	836,388
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/28	1,000,000	1,045,307
5.00%, due 7/15/31	1,000,000	1,093,828
5.00%, due 7/15/32	1,000,000	1,106,109
Insured: AG
5.00%, due 7/15/34	1,000,000	1,128,065
City of Dallas, Limited General Obligation
Series B
5.00%, due 2/15/27	1,000,000	1,018,646
City of Fort Worth, Public Improvement District No. 17 Major Improvement Project, Special Assessment (a)
5.00%, due 9/1/32	270,000	263,575
5.125%, due 9/1/37	440,000	429,141
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (b)
Series A
5.25%, due 8/1/39	850,000	902,777
Series A
5.50%, due 8/1/42	385,000	410,459
City of Greenville, Waterworks & Sewer System, Revenue Bonds
Insured: AG
5.00%, due 2/15/41	1,245,000	1,340,599
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series C
2.50%, due 11/15/40	2,000,000	1,596,293
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
City of Houston, Combined Utility System, Revenue Bonds, First Lien (continued)
Series A
5.00%, due 11/15/26	$ 1,000,000	$ 1,012,401
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/38	1,400,000	1,564,773
Series A
5.25%, due 7/1/40	2,000,000	2,210,958
Series A, Insured: AG
5.25%, due 7/1/41	1,000,000	1,082,924
Series A
5.25%, due 7/1/41	2,000,000	2,199,660
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (b)	1,000,000	1,065,787
City of Kyle, 6 Creeks Public Improvement District Improvement Area No. 1 Project, Special Assessment
3.00%, due 9/1/30 (a)	625,000	583,903
City of Lavon, Elevon Public Improvement District Improvement Area No. 3-5, Special Assessment
5.375%, due 9/15/45	500,000	507,003
City of Lavon, Trails of Lavon Public Improvement District Projects, Special Assessment
5.75%, due 9/15/45 (a)	875,000	912,607
City of Mesquite, Solterra Public Improvement District Improvement Area A-2-A-4, Special Assessment
4.375%, due 9/1/35	1,050,000	1,053,069
City of Mesquite, Solterra Public Improvement District Improvement Area C-4, Special Assessment
5.25%, due 9/1/45	625,000	629,164
City of Princeton, Whitewing Trails Public Improvement Distric No. 2 Improvement Areas No. 3A-3C Project, Special Assessment
4.35%, due 9/1/36 (g)	675,000	675,294
	Principal Amount	Value

Texas (continued)
City of Rowlett, Bayside Public Improvement District North Improvement Area Project, Special Assessment
5.75%, due 9/15/36	$ 169,000	$ 169,080
Comal County Water Control & Improvement District No. 6, Unlimited General Obligation
Insured: AG
4.00%, due 9/1/43	1,615,000	1,550,013
County of Denton, Green Meadows Public Improvement District Area No. 1, Special Assessment
4.50%, due 12/31/35 (a)	1,000,000	1,024,784
County of Hays, LA CIMA Public Improvement Distric Major Improvement Project, Special Assessment
4.50%, due 9/15/35 (a)	500,000	501,443
County of Medina, Viera Public Improvement District No. 1 Improvement Area No. 1 Project, Special Assessment
4.125%, due 9/1/36	750,000	733,469
Cypress-Fairbanks Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
2.25%, due 2/15/41	2,000,000	1,534,165
Dallas Fort Worth International Airport, Revenue Bonds
Series B
5.00%, due 11/1/36	1,000,000	1,100,971
Series A-1
5.25%, due 11/1/40 (b)	7,500,000	8,226,929
Dallas Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/42	1,500,000	1,071,602
Del Valle Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 6/15/39	2,000,000	1,557,457
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/37	4,000,000	4,088,917

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
48	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
El Paso County Hospital District, Limited General Obligation
5.00%, due 8/15/28	$ 1,000,000	$ 1,017,664
El Paso County Hospital District, Revenue Bonds
Insured: BAM
5.00%, due 2/15/34	780,000	863,776
Forney Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/39	625,000	698,358
Insured: PSF-GTD
5.25%, due 8/15/42	750,000	835,476
Fort Bend County Municipal Utility District No. 142, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/39	1,630,000	1,335,990
Fort Bend County Municipal Utility District No. 167, Unlimited General Obligation
Insured: AG
3.00%, due 9/1/32	215,000	205,244
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (c)	2,130,000	2,159,675
FW Chaparral PFC, Chaparral Ranch Project, Revenue Bonds
4.00%, due 10/1/35	2,970,000	2,925,177
FW Ramble Public Facility Corp., Ramble & Rose Project, Revenue Bonds
4.00%, due 10/1/35	1,500,000	1,464,810
Grant Road Public Utility District, Unlimited General Obligation
Series A, Insured: BAM
3.375%, due 10/1/34	300,000	289,917
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/34	3,720,000	4,210,585
	Principal Amount	Value

Texas (continued)
Harris County Municipal Utility District No. 423, Unlimited General Obligation
Series A, Insured: BAM
7.25%, due 4/1/27	$ 300,000	$ 310,744
Harris County Municipal Utility District No. 449, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/37	390,000	322,844
Harris County Municipal Utility District No. 468, Unlimited General Obligation
Insured: NATL-RE
3.00%, due 9/1/38	170,000	145,925
Harris County Municipal Utility District No. 489, Unlimited General Obligation
Series A, Insured: AG
6.50%, due 9/1/29	800,000	852,475
Harris County Toll Road, Revenue Bonds, Senior Lien
Series A
5.00%, due 8/15/43	2,290,000	2,339,664
Harris County Water Control & Improvement District No. 159, Unlimited General Obligation
Insured: BAM
6.375%, due 9/1/30	1,665,000	1,795,272
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	750,000	334,012
Hays Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/41	2,300,000	2,527,167
Headwaters Municipal Utility, Unlimited General Obligation
Series A, Insured: AG
6.00%, due 8/15/29	3,195,000	3,369,864
Irving Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/38	3,000,000	3,281,939
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Leander Independent School District, Unlimited General Obligation
Insured: PSF-GTD
(zero coupon), due 8/16/30	$ 2,560,000	$ 2,208,548
Series A, Insured: PSF-GTD
(zero coupon), due 8/15/35	2,000,000	1,438,623
Lewisville Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	984,881
Lovejoy Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.00%, due 2/15/39	1,000,000	781,543
Magnolia Pointe Municipal Utility District No. 1, Unlimited General Obligation
Insured: AG
2.375%, due 9/1/42	1,515,000	1,137,800
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	1,500,000	1,461,829
4.25%, due 5/1/30 (b)	1,500,000	1,537,129
Montgomery County Municipal Utility District No. 119, Road, Unlimited General Obligation
Insured: NATL-RE
3.625%, due 4/1/37	400,000	385,459
Nederland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 8/15/37	780,000	712,164
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Revenue Bonds (a)
4.00%, due 8/15/27	520,000	518,113
4.00%, due 8/15/29	1,240,000	1,228,466
Series A
4.00%, due 8/15/34	1,205,000	1,148,447
Series A
4.50%, due 8/15/44	2,590,000	2,359,390
	Principal Amount	Value

Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Bella Vida Forefront Living Program, Revenue Bonds
Series B-3
4.25%, due 10/1/30	$ 1,000,000	$ 991,950
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
5.00%, due 11/1/31	630,000	671,229
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.00%, due 8/15/36	1,300,000	1,462,790
Series A
5.00%, due 8/15/37	2,500,000	2,794,762
Series A
5.00%, due 8/15/38	1,000,000	1,111,170
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
5.00%, due 12/1/49	250,000	228,394
North Central Texas Housing Finance Corp., Revenue Bonds
Series A, Insured: GNMA
5.25%, due 7/1/57	1,000,000	1,062,836
North Texas Municipal Water District, Water System, Revenue Bonds
5.00%, due 9/1/31	2,000,000	2,219,085
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
3.00%, due 1/1/38	1,000,000	927,531
Pecos Barstow Toyah Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/39	515,000	515,316
Insured: PSF-GTD
5.00%, due 2/15/41	1,500,000	1,500,538

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
50	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Texas (continued)
Sabine-Neches Navigation District, Waterway Project, Limited General Obligation
5.25%, due 2/15/39	$ 1,500,000	$ 1,614,218
Sherman Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/38	1,675,000	1,879,702
Sienna Municipal Utility District No. 10, Unlimited General Obligation
Insured: AG
3.45%, due 4/1/35	310,000	302,775
State of Texas, College Student Loan, Unlimited General Obligation (b)
4.00%, due 8/1/30	5,000,000	5,002,068
4.00%, due 8/1/31	3,000,000	3,000,996
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/35	5,000,000	5,136,087
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series E
5.00%, due 11/15/41	3,200,000	3,531,712
Series E
5.00%, due 11/15/42	2,900,000	3,177,318
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Group, Revenue Bonds
Series C-1
5.00%, due 11/15/51 (c)	2,750,000	3,026,301
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Revenue Bonds
Series C
5.00%, due 11/15/64 (c)	10,500,000	11,638,084
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 1/1/56	2,840,000	3,116,770
Series D-2, Insured: GNMA
6.25%, due 1/1/56	2,750,000	3,080,826
	Principal Amount	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.288%, due 9/15/27	$ 430,000	$ 430,462
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/27	1,315,000	1,353,302
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	5,500,000	5,818,608
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/34	2,585,000	2,748,735
5.00%, due 4/1/36	4,220,000	4,400,643
5.00%, due 1/1/55 (c)	10,000,000	10,668,901
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.125%, due 12/31/35	1,440,000	1,518,841
5.50%, due 6/30/40	2,460,000	2,591,666
5.50%, due 6/30/41	1,500,000	1,578,048
Town of Trophy Club, Public Improvement District No. 1, Special Assessment
5.00%, due 9/1/32	400,000	428,012
Travis County Development Authority, Longview 71 Public Improvement District Improvement Area No. 1 Project, Special Assessment
5.00%, due 9/1/44 (a)	600,000	612,067
Travis County Housing Finance Corp., Agave East Apartments, Revenue Bonds
Series A-1, Insured: FNMA
2.35%, due 7/1/42	993,149	737,757
Verandah Municipal Utility District, Unlimited General Obligation
Insured: AG
2.625%, due 9/1/40	315,000	247,964
West Memorial Municipal Utility District, Unlimited General Obligation
Insured: AG
3.15%, due 9/1/34	195,000	185,327
		219,323,654
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
U.S. Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/26	$ 860,000	$ 862,849
Series A
5.00%, due 10/1/30	2,460,000	2,537,568
Series A
5.00%, due 10/1/39	1,305,000	1,337,949
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C, Insured: AG-CR
5.00%, due 10/1/30	100,000	100,959
		4,839,325
Utah 2.7%
Black Ridge Infrastructure Financing District, Assessment Area, Special Assessment
5.50%, due 12/1/40	1,894,000	1,919,408
Canyons School District, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
1.50%, due 6/15/34	2,000,000	1,658,627
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/33	5,640,000	6,233,269
Series A
5.00%, due 7/1/38	1,500,000	1,539,787
Series A
5.00%, due 7/1/42	2,870,000	2,876,161
Series A
5.00%, due 7/1/47	700,000	700,796
Series A
5.25%, due 7/1/43	2,000,000	2,147,270
Copper Rim Infrastructure Financing District, Assessment Area, Special Assessment
6.125%, due 12/1/54 (a)	1,190,000	1,226,701
County of Iron, Sales Tax, Revenue Bonds
5.00%, due 10/1/49	2,925,000	3,061,659
	Principal Amount	Value

Utah (continued)
County of Utah, Intermountain Healthcare, Inc., Revenue Bonds
Series B
5.00%, due 5/15/46	$ 1,390,000	$ 1,390,643
Downtown Daybreak Public Infrastructure District No. 1, South Station Housing and Transit Reinvestment Zone, Tax Allocation
5.00%, due 3/1/41 (a)	1,200,000	1,214,733
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.00%, due 6/1/37	1,770,000	1,875,359
Series A, Insured: AG
5.25%, due 6/1/43	2,300,000	2,547,643
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.00%, due 6/1/38	1,300,000	1,447,840
Series B, Insured: AG
5.25%, due 6/1/45	500,000	545,256
Emery County School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.00%, due 6/15/35	1,000,000	825,578
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/36	3,395,000	3,719,693
Series A
5.00%, due 7/1/41	900,000	961,215
Series A
5.00%, due 7/1/42	750,000	800,372
Series A
5.00%, due 7/1/43	500,000	529,709
Series A
5.00%, due 7/1/43	2,000,000	2,140,716
Jordan School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/37	1,315,000	1,113,721

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
52	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Utah (continued)
Mida Mountain Village Public Infrastructure District, Tax Allocation (a)
Series 2
(zero coupon), due 6/1/43 (f)	$ 1,000,000	$ 773,225
Series 1
5.25%, due 6/1/45	1,000,000	1,023,258
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/41	2,000,000	1,916,541
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds
Series A-1
5.875%, due 3/1/45	1,000,000	1,046,199
Salt Lake City School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 3/1/39	2,000,000	1,837,630
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.125%, due 6/1/41 (a)	500,000	488,681
Utah Charter School Finance Authority, Mountain West Montessori Academy, Inc., Revenue Bonds
Series A
3.125%, due 6/15/29 (a)	750,000	721,791
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/40	250,000	241,309
Utah Housing Corp., Barcelona Properties LLC, Revenue Bonds
Insured: FHLMC
3.40%, due 7/1/30	2,900,000	2,900,524
Utah Housing Corp., Revenue Bonds
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	1,375,000	1,530,470
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/54	2,285,000	2,484,584
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,410,000	1,564,708
	Principal Amount	Value

Utah (continued)
Utah Housing Corp., Revenue Bonds (continued)
Series E, Insured: GNMA / FNMA / FHLMC
6.75%, due 7/1/55	$ 1,890,000	$ 2,166,257
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/31	500,000	500,190
4.00%, due 10/15/33	425,000	419,773
4.00%, due 10/15/33	500,000	498,284
4.00%, due 10/15/35	700,000	685,427
4.00%, due 10/15/36	1,000,000	972,937
4.00%, due 10/15/38	1,440,000	1,382,530
4.00%, due 10/15/39	700,000	667,365
4.00%, due 10/15/42	975,000	910,650
Series A
5.00%, due 10/15/28	460,000	466,932
Series A
5.375%, due 10/15/40	1,150,000	1,157,549
5.50%, due 10/15/33	935,000	1,040,321
Utah Infrastructure Agency, Revenue Bonds
Series A
5.25%, due 10/15/33	1,565,000	1,578,392
Utah Transit Authority, Revenue Bonds
5.00%, due 12/15/42	2,000,000	2,230,634
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	1,000,000	1,035,350
		72,717,667
Vermont 0.0% ‡
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
5.00%, due 5/1/27	200,000	202,330
Series A
5.00%, due 5/1/47	305,000	294,889
		497,219
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Virginia 0.7%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Revenue Bonds, First Tier
Insured: AG
5.00%, due 7/1/41	$ 1,000,000	$ 1,001,392
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.75%, due 7/15/35	3,000,000	2,479,091
Halifax County Industrial Development Authority, Virginia Electric and Power Co., Revenue Bonds
Series A
3.80%, due 12/1/41 (c)	1,000,000	1,008,222
Isle Wight County Industrial Development Authority, Riverside Healthcare Association Obligated Group, Revenue Bonds
Insured: AG
5.25%, due 7/1/48	1,500,000	1,579,773
Virginia Housing Development Authority, Revenue Bonds
Series E
2.10%, due 7/1/35	550,000	453,746
Series G
3.125%, due 7/1/56 (c)	670,000	669,983
Virginia Port Authority, Revenue Bonds
Series B
5.00%, due 7/1/41 (b)	500,000	501,544
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 1/1/36	2,395,000	2,523,197
5.00%, due 7/1/37	1,000,000	1,048,062
Virginia Small Business Financing Authority, Hampton University, Revenue Bonds
5.00%, due 10/1/36	2,500,000	2,741,115
Williamsburg Economic Development Authority, William & Mary Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 7/1/42	1,000,000	996,099
	Principal Amount	Value

Virginia (continued)
Winchester Economic Development Authority, Valley Health System, Revenue Bonds
Series A
5.00%, due 1/1/28	$ 1,100,000	$ 1,141,845
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Revenue Bonds
Series A
3.125%, due 10/1/40 (c)	1,500,000	1,496,029
		17,640,098
Washington 1.3%
Alderwood Water & Wastewater District, Revenue Bonds
Series A
2.00%, due 12/1/35	1,695,000	1,437,350
City of Kent, Limited General Obligation
5.00%, due 12/1/40	1,000,000	1,119,792
County of King, Sewer, Revenue Bonds, Junior Lien
Series A
3.32%, due 1/1/40	655,000	651,571
Franklin County School District No. 1, Pasco, Unlimited General Obligation
Insured: School Bond Guaranty
5.50%, due 12/1/40	1,000,000	1,130,080
King County Housing Authority, Revenue Bonds
5.375%, due 7/1/45	2,000,000	2,118,318
Port of Seattle, Revenue Bonds
Series B
5.50%, due 8/1/47 (b)	3,500,000	3,696,019
Port of Tacoma, Revenue Bonds
Series B
5.00%, due 12/1/43 (b)	925,000	927,017
Skagit County Public Hospital District No. 1, Revenue Bonds
5.50%, due 12/1/38	450,000	488,406
State of Washington, Motor Vehicle Fuel Tax, Unlimited General Obligation
Series R-2021A
5.00%, due 6/1/38	1,000,000	1,066,130

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
54	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Washington (continued)
State of Washington, Various Purpose, Unlimited General Obligation
Series D
5.00%, due 2/1/40	$ 5,000,000	$ 5,058,490
University of Washington, Revenue Bonds
Series C
3.125%, due 7/1/42	2,000,000	1,716,473
Washington Health Care Facilities Authority, Overlake Hospital Medical Center, Revenue Bonds
Series A
4.00%, due 7/1/42	1,500,000	1,407,413
Washington Health Care Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.00%, due 9/1/44	2,000,000	2,106,764
Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds
Series B-2, Insured: AG
5.00%, due 8/15/55 (c)	1,000,000	1,062,946
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 7/1/36	1,000,000	1,012,281
Washington State Housing Finance Commission, Revenue Bonds
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.05%, due 12/1/41	1,000,000	886,054
Series 1, Class A-1
3.685%, due 11/20/41 (c)	4,967,701	4,794,153
Series 2
3.812%, due 3/1/50 (c)	1,729,003	1,686,850
Washington State Housing Finance Commission, Blakeley and Laurel Villages Project, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/39 (a)	1,500,000	1,605,864
	Principal Amount	Value

Washington (continued)
Washington State Housing Finance Commission, Blakeley & Laurel Villages Portfolio, Revenue Bonds
Series A, Insured: BAM
5.00%, due 7/1/45 (a)	$ 1,645,000	$ 1,691,383
		35,663,354
West Virginia 0.9%
City of Wheeling, Waterworks & Sewerage System, Revenue Bonds
Series B, Insured: BAM
5.00%, due 6/1/42	700,000	757,807
Series B, Insured: BAM
5.00%, due 6/1/43	500,000	537,571
Series B, Insured: BAM
5.00%, due 6/1/45	735,000	777,366
County of Ohio, Fort Henry Economic Opportunity Development District, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/38	775,000	835,011
Series A, Insured: AG
5.00%, due 6/1/39	775,000	829,654
Series A, Insured: AG
5.00%, due 6/1/40	500,000	533,652
Series A, Insured: AG
5.25%, due 6/1/45	1,000,000	1,067,027
Monongalia County Commission Excise Tax District, Revenue Bonds
Series B
4.875%, due 6/1/43 (a)	1,290,000	1,299,207
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.75%, due 6/1/43 (a)	1,000,000	1,010,765
West Virginia Economic Development Authority, Appalachian Power Co., Revenue Bonds
Series A
3.375%, due 3/1/40 (c)	1,000,000	1,010,011
West Virginia Hospital Finance Authority, West Virginia United Health System Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/38	1,550,000	1,705,998
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
West Virginia (continued)
West Virginia Hospital Finance Authority, West Virginia United Health System Obligated Group, Revenue Bonds (continued)
Series A
5.00%, due 6/1/39	$ 2,000,000	$ 2,188,742
Series A
5.00%, due 6/1/40	1,700,000	1,852,090
Series A
5.25%, due 6/1/43	2,000,000	2,172,172
Series A
5.25%, due 6/1/45	1,750,000	1,860,504
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Revenue Bonds
Series A
5.00%, due 9/1/39	1,125,000	1,143,877
West Virginia Hospital Finance Authority, Revenue Bonds
Series B
5.00%, due 6/1/55 (c)	1,300,000	1,411,100
West Virginia Hospital Finance Authority, Vandalia Heath Group, Revenue Bonds
Series B, Insured: AG
5.125%, due 9/1/42	1,250,000	1,344,905
West Virginia Housing Development Fund, Revenue Bonds
Series A
3.65%, due 11/1/33	1,095,000	1,092,352
		23,429,811
Wisconsin 2.2%
City of Milwaukee, Unlimited General Obligation
Series N-2, Insured: AG
5.00%, due 12/1/39	3,830,000	4,232,252
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	6,642,799	6,826,788
Hudson School District, Unlimited General Obligation
2.25%, due 3/1/27	500,000	496,158
	Principal Amount	Value

Wisconsin (continued)
Public Finance Authority, Creekhaven, Wildrye & Furst Ranch Projects, Revenue Bonds
(zero coupon), due 12/15/36 (a)	$ 7,890,000	$ 4,027,948
Public Finance Authority, Willow Spring Project, Revenue Bonds
(zero coupon), due 12/15/39 (a)	3,000,000	1,197,206
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/32 (a)	960,000	943,973
5.875%, due 4/1/45	2,000,000	2,000,320
Public Finance Authority, Pinecrest Academy of Nevada, Revenue Bonds (a)
Series A
4.00%, due 7/15/34	200,000	197,637
Series A
4.00%, due 7/15/39	250,000	237,290
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	2,225,000	2,150,113
Public Finance Authority, Revenue Bonds
Series 1, Class A-1
4.126%, due 1/20/41 (c)	6,493,419	6,254,735
Public Finance Authority, WFCS Holdings LLC, Revenue Bonds
Series A-1
4.50%, due 1/1/35 (a)	2,025,000	1,986,930
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/28	335,000	344,731
Series A
5.00%, due 10/1/34	250,000	257,486
Public Finance Authority, Campus Real Estate Holding Corp. LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/35	1,250,000	1,323,356
Public Finance Authority, Astro Texas Land Projects, Revenue Bonds
5.00%, due 12/15/36 (a)	491,130	488,581

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
56	NYLI MacKay Strategic Muni Allocation Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wisconsin (continued)
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 6/15/38	$ 355,000	$ 376,907
Series A
5.25%, due 6/15/45	250,000	257,132
Public Finance Authority, The Meadows Project, Revenue Bonds
5.75%, due 12/15/33 (a)	1,900,000	1,899,533
Public Finance Authority, Legacy Hills Project, Revenue Bonds
6.00%, due 11/15/45 (a)	2,490,000	2,485,112
Wisconsin Center District, Revenue Bonds, Junior Lien
Series D, Insured: AG Moral Obligation
(zero coupon), due 12/15/37	2,220,000	1,398,080
Wisconsin Health & Educational Facilities Authority, Milwaukee Science Education Consortium, Inc. (The), Revenue Bonds
Series A
4.50%, due 3/15/33	330,000	328,350
Wisconsin Health & Educational Facilities Authority, Benevolent Corp. Cedar Community, Revenue Bonds
5.00%, due 6/1/31	280,000	296,349
5.00%, due 6/1/33	410,000	437,365
5.00%, due 6/1/35	400,000	424,602
Wisconsin Health & Educational Facilities Authority, Milwaukee Regional Medical Center (The), Revenue Bonds
5.00%, due 4/1/37	1,150,000	1,187,684
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds
Series A
3.00%, due 3/1/52	2,230,000	2,196,467
Series A, Insured: GNMA / FNMA / FHLMC
3.625%, due 3/1/34	1,500,000	1,500,921
	Principal Amount	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Home Ownership, Revenue Bonds (continued)
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 9/1/54	$ 870,000	$ 939,117
Wisconsin Housing & Economic Development Authority, Housing, Revenue Bonds
Series B
3.10%, due 11/1/56 (c)	2,500,000	2,502,038
Wisconsin Housing & Economic Development Authority, Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
4.25%, due 9/1/44	700,000	695,371
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	3,000,000	3,252,075
Wisconsin Housing & Economic Development Authority, New Hampton Apartment LLC, Revenue Bonds
Series A, Insured: HUD Sector 8
5.00%, due 12/1/27 (c)	3,500,000	3,540,519
Wisconsin Housing & Economic Development Authority Home Ownership, Revenue Bonds
Series C, Insured: FNMA
2.50%, due 9/1/34	3,000,000	2,649,625
		59,332,751
Wyoming 0.2%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,880,000	1,784,068
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AG-CR
5.00%, due 6/15/28	3,000,000	3,136,713
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Wyoming (continued)
Wyoming Community Development Authority, Revenue Bonds
Series 1, Insured: GNMA / FNMA / FHLMC
4.30%, due 12/1/40	$ 1,000,000	$ 1,009,676
		5,930,457
Total Long-Term Municipal Bonds (Cost $2,481,353,342)		2,525,168,714
Short-Term Municipal Notes 3.4%
Georgia 0.9%
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds
Series 1
3.40%, due 11/1/52 (h)	11,000,000	11,000,000
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project, Revenue Bonds, First Series
Series 1
3.50%, due 7/1/49 (h)	13,335,000	13,335,000
		24,335,000
Kentucky 0.4%
Kentucky Bond Development Corp., Baptist Healthcare System Obligated Group, Revenue Bonds
Series B
3.45%, due 8/15/55 (h)	10,000,000	10,000,000
Michigan 0.1%
Michigan State Housing Development Authority, Traditions of Holland Apartments Ltd. Dividend Housing Association LLC, Revenue Bonds
Insured: FHA 221(D4)
5.00%, due 11/1/26 (h)	2,000,000	2,000,000
	Principal Amount	Value

New Hampshire 0.2%
New Hampshire Business Finance Authority, Novant Health Obligated Group, Revenue Bonds
Series B
3.35%, due 11/1/64 (h)	$ 7,000,000	$ 7,000,000
New York 0.6%
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series E-1
3.45%, due 11/15/50 (h)	16,000,000	16,000,000
Ohio 0.4%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
3.40%, due 1/1/52 (h)	10,000,000	10,000,000
Pennsylvania 0.4%
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series D-2
3.40%, due 11/1/61 (h)	10,000,000	10,000,000
Texas 0.4%
San Antonio Water System, Revenue Bonds, Sub. Lien
Series A
3.40%, due 5/1/54 (h)	11,000,000	11,000,000
Total Short-Term Municipal Notes (Cost $90,335,000)		90,335,000
Total Municipal Bonds (Cost $2,571,688,342)		2,615,503,714

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
58	NYLI MacKay Strategic Muni Allocation Fund

	Shares	Value
Short-Term Investment 0.5%
Unaffiliated Investment Company 0.5%
Dreyfus Government Cash Management - Institutional Shares, 3.507% (i)	14,366,711	$ 14,366,711
Total Short-Term Investment (Cost $14,366,711)		14,366,711
Total Investments (Cost $2,586,055,053)	99.3%	2,629,870,425
Other Assets, Less Liabilities	0.7	18,647,117
Net Assets	100.0%	$ 2,648,517,542

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities is subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(g)	Delayed delivery security.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(i)	Current yield as of April 30, 2026.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(575)	June 2026	$ (67,497,003)	$ (64,885,156)	$ 2,611,847

1.	As of April 30, 2026, cash in the amount of $2,127,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FGIC—Financial Guaranty Insurance Company
FHA—Federal Housing Administration
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
TCRS—Transferable Custodial Receipts
UT CSCE—Utah Charter School Credit Enhancement Program
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
60	NYLI MacKay Strategic Muni Allocation Fund

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 2,525,168,714	$ —	$ 2,525,168,714
Short-Term Municipal Notes	—	90,335,000	—	90,335,000
Total Municipal Bonds	—	2,615,503,714	—	2,615,503,714
Short-Term Investment
Unaffiliated Investment Company	14,366,711	—	—	14,366,711
Total Investments in Securities	14,366,711	2,615,503,714	—	2,629,870,425
Other Financial Instruments
Futures Contracts (b)	2,611,847	—	—	2,611,847
Total Investments in Securities and Other Financial Instruments	$ 16,978,558	$ 2,615,503,714	$ —	$ 2,632,482,272

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $2,586,055,053)	$2,629,870,425
Cash	17,197
Cash collateral on deposit at broker for futures contracts	2,127,500
Receivables:
Interest	33,524,533
Fund shares sold	8,194,797
Investment securities sold	2,686,025
Other assets	252,540
Total assets	2,676,673,017
Liabilities
Payables:
Investment securities purchased	19,693,705
Fund shares redeemed	5,895,591
Manager (See Note 3)	862,849
Transfer agent (See Note 3)	128,021
Distribution/Service fees (See Note 3)	91,446
Variation margin on futures contracts	89,844
Professional fees	41,872
Custodian	39,352
Distributions payable	1,312,795
Total liabilities	28,155,475
Net assets	$2,648,517,542
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$277,704
Additional paid-in-capital	2,647,220,065
2,647,497,769
Total distributable earnings (loss)	1,019,773
Net assets	$2,648,517,542
Class A
Net assets applicable to outstanding shares	$333,084,481
Shares of beneficial interest outstanding	34,878,713
Net asset value per share outstanding	$9.55
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.85
Investor Class
Net assets applicable to outstanding shares	$84,617
Shares of beneficial interest outstanding	8,873
Net asset value per share outstanding	$9.54
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.78
Class C
Net assets applicable to outstanding shares	$18,091,902
Shares of beneficial interest outstanding	1,897,936
Net asset value and offering price per share outstanding	$9.53
Class C2
Net assets applicable to outstanding shares	$3,655,150
Shares of beneficial interest outstanding	383,268
Net asset value and offering price per share outstanding	$9.54
Class I
Net assets applicable to outstanding shares	$2,098,437,544
Shares of beneficial interest outstanding	220,081,905
Net asset value and offering price per share outstanding	$9.53
Class R6
Net assets applicable to outstanding shares	$82,493,155
Shares of beneficial interest outstanding	8,655,203
Net asset value and offering price per share outstanding	$9.53
Class Z
Net assets applicable to outstanding shares	$112,670,693
Shares of beneficial interest outstanding	11,798,559
Net asset value per share outstanding	$9.55
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.85

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
62	NYLI MacKay Strategic Muni Allocation Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$52,064,901
Expenses
Manager (See Note 3)	5,013,346
Distribution/Service—Class A (See Note 3)	386,943
Distribution/Service—Investor Class (See Note 3)	91
Distribution/Service—Class C (See Note 3)	42,364
Distribution/Service—Class C2 (See Note 3)	11,230
Distribution/Service—Class Z (See Note 3)	88,625
Transfer agent (See Note 3)	481,389
Registration	133,854
Custodian	123,621
Professional fees	121,785
Shareholder communication	41,683
Trustees	35,947
Miscellaneous	26,174
Total expenses	6,507,052
Net investment income (loss)	45,557,849
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	1,189,683
Futures transactions	(2,014,628)
Net realized gain (loss)	(824,945)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(8,265,544)
Futures contracts	3,875,947
Net change in unrealized appreciation (depreciation)	(4,389,597)
Net realized and unrealized gain (loss)	(5,214,542)
Net increase (decrease) in net assets resulting from operations	$40,343,307
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$45,557,849	$67,242,215
Net realized gain (loss)	(824,945)	(15,226,537)
Net change in unrealized appreciation (depreciation)	(4,389,597)	39,727,017
Net increase (decrease) in net assets resulting from operations	40,343,307	91,742,695
Distributions to shareholders:
Class A	(5,190,621)	(7,345,210)
Investor Class	(1,216)	(2,088)
Class C	(260,758)	(427,520)
Class C2	(50,586)	(85,136)
Class I	(35,861,502)	(54,614,930)
Class R6	(1,307,197)	(665,743)
Class Z	(2,044,374)	(4,765,122)
Total distributions to shareholders	(44,716,254)	(67,905,749)
Capital share transactions:
Net proceeds from sales of shares	575,507,843	1,317,105,988
Net asset value of shares issued to shareholders in reinvestment of distributions	37,105,435	58,096,456
Cost of shares redeemed	(294,731,085)	(577,086,163)
Increase (decrease) in net assets derived from capital share transactions	317,882,193	798,116,281
Net increase (decrease) in net assets	313,509,246	821,953,227
Net Assets
Beginning of period	2,335,008,296	1,513,055,069
End of period	$2,648,517,542	$2,335,008,296
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
64	NYLI MacKay Strategic Muni Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class A	2026*	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.56	$9.48	$9.06	$9.47	$9.50	$10.43	$9.65
Net investment income (loss) (a)	0.16	0.32	0.31	0.15	0.26	0.12	0.15
Net realized and unrealized gain (loss)	(0.01)	0.08	0.44	(0.40)	(0.01)	(0.78)	0.82
Total from investment operations	0.15	0.40	0.75	(0.25)	0.25	(0.66)	0.97
Less distributions:
From net investment income	(0.16)	(0.32)	(0.33)	(0.16)	(0.26)	(0.17)	(0.19)
From net realized gain on investments	—	—	—	—	(0.02)	(0.10)	—
Total distributions	(0.16)	(0.32)	(0.33)	(0.16)	(0.28)	(0.27)	(0.19)
Net asset value at end of period	$9.55	$9.56	$9.48	$9.06	$9.47	$9.50	$10.43
Total investment return (b)	1.57%	4.37%	8.35%	(2.63)%	2.73%	(6.54)%	10.02%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.42%††	3.40%	3.22%	3.09%††	2.78%	1.22%	1.47%
Net expenses	0.72%††	0.74%	0.75%	0.77%††	0.77%	0.77%	0.72%
Expenses (before waiver/reimbursement)	0.72%††	0.74%	0.75%	0.81%††	0.84%	0.97%	0.98%
Portfolio turnover rate (c)	9%	47%	37%	12%	81%	32%	66%
Net assets at end of period (in 000's)	$333,084	$274,761	$171,979	$63,006	$43,203	$5,246	$454

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		May 1, 2023 through October 31, 2023#	Year Ended April 30,
Investor Class	2026*	2025	2024		2023	2022	2021
Net asset value at beginning of period	$9.55	$9.47	$9.05	$9.46	$9.49	$10.41	$9.65
Net investment income (loss) (a)	0.16	0.32	0.30	0.14	0.21	0.11	0.13
Net realized and unrealized gain (loss)	(0.01)	0.08	0.45	(0.39)	0.03	(0.79)	0.80
Total from investment operations	0.15	0.40	0.75	(0.25)	0.24	(0.68)	0.93
Less distributions:
From net investment income	(0.16)	(0.32)	(0.33)	(0.16)	(0.25)	(0.14)	(0.17)
From net realized gain on investments	—	—	—	—	(0.02)	(0.10)	—
Total distributions	(0.16)	(0.32)	(0.33)	(0.16)	(0.27)	(0.24)	(0.17)
Net asset value at end of period	$9.54	$9.55	$9.47	$9.05	$9.46	$9.49	$10.41
Total investment return (b)	1.56%	4.32%	8.32%	(2.69)%	2.58%	(6.69)%	9.65%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.40%††	3.36%	3.21%	2.98%††	2.23%	1.04%	1.23%
Net expenses	0.76%††	0.79%	0.79%	0.89%††	0.92%	0.97%	0.98%
Expenses (before waiver/reimbursement)	0.76%††	0.79%	0.79%	0.93%††	0.99%	1.17%	1.24%
Portfolio turnover rate (c)	9%	47%	37%	12%	81%	32%	66%
Net assets at end of period (in 000's)	$85	$65	$53	$48	$100	$46	$33

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
66	NYLI MacKay Strategic Muni Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class C	2026*	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.55	$9.47	$9.04	$9.45	$9.48	$10.42	$9.65
Net investment income (loss) (a)	0.15	0.29	0.28	0.13	0.22	0.08	0.10
Net realized and unrealized gain (loss)	(0.02)	0.09	0.46	(0.39)	(0.01)	(0.80)	0.81
Total from investment operations	0.13	0.38	0.74	(0.26)	0.21	(0.72)	0.91
Less distributions:
From net investment income	(0.15)	(0.30)	(0.31)	(0.15)	(0.22)	(0.12)	(0.14)
From net realized gain on investments	—	—	—	—	(0.02)	(0.10)	—
Total distributions	(0.15)	(0.30)	(0.31)	(0.15)	(0.24)	(0.22)	(0.14)
Net asset value at end of period	$9.53	$9.55	$9.47	$9.04	$9.45	$9.48	$10.42
Total investment return (b)	1.33%	4.07%	8.17%	(2.82)%	2.31%	(7.12)%	9.49%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.14%††	3.10%	2.95%	2.74%††	2.34%	0.76%	0.97%
Net expenses	1.01%††	1.04%	1.03%	1.13%††	1.18%	1.22%	1.23%
Expenses (before waiver/reimbursement)	1.01%††	1.04%	1.03%	1.17%††	1.25%	1.42%	1.49%
Portfolio turnover rate (c)	9%	47%	37%	12%	81%	32%	66%
Net assets at end of period (in 000's)	$18,092	$15,623	$12,758	$5,072	$3,291	$558	$113

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		May 1 2023 through October 31,	December 13, 2022^ through April 30, 2023
Class C2	2026*	2025	2024	2023#
Net asset value at beginning of period	$9.55	$9.47	$9.04	$9.45	$9.43**
Net investment income (loss) (a)	0.14	0.28	0.26	0.12	0.09
Net realized and unrealized gain (loss)	(0.01)	0.08	0.46	(0.39)	0.03
Total from investment operations	0.13	0.36	0.72	(0.27)	0.12
Less distributions:
From net investment income	(0.14)	(0.28)	(0.29)	(0.14)	(0.10)
Net asset value at end of period	$9.54	$9.55	$9.47	$9.04	$9.45
Total investment return (b)	1.36%	3.91%	8.00%	(2.89)%	1.29%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.00%††	2.96%	2.78%	2.59%††	2.49%††
Net expenses	1.16%††	1.19%	1.18%	1.28%††	1.34%††
Expenses (before waiver/reimbursement)	1.16%††	1.19%	1.18%	1.32%††	1.41%††
Portfolio turnover rate (c)	9%	47%	37%	12%	81%
Net assets at end of period (in 000's)	$3,655	$3,465	$2,139	$301	$214

*	Unaudited.
**	Based on the net asset value of Class C as of December 13, 2022.
#	The Fund changed its fiscal year end from April 30 to October 31.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
68	NYLI MacKay Strategic Muni Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class I	2026*	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.55	$9.47	$9.04	$9.45	$9.48	$10.42	$9.65
Net investment income (loss) (a)	0.17	0.34	0.33	0.16	0.27	0.15	0.18
Net realized and unrealized gain (loss)	(0.02)	0.09	0.46	(0.39)	0.00‡	(0.80)	0.81
Total from investment operations	0.15	0.43	0.79	(0.23)	0.27	(0.65)	0.99
Less distributions:
From net investment income	(0.17)	(0.35)	(0.36)	(0.18)	(0.28)	(0.19)	(0.22)
From net realized gain on investments	—	—	—	—	(0.02)	(0.10)	—
Total distributions	(0.17)	(0.35)	(0.36)	(0.18)	(0.30)	(0.29)	(0.22)
Net asset value at end of period	$9.53	$9.55	$9.47	$9.04	$9.45	$9.48	$10.42
Total investment return (b)	1.59%	4.64%	8.75%	(2.52)%	2.99%	(6.43)%	10.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.68%††	3.66%	3.48%	3.34%††	2.90%	1.49%	1.72%
Net expenses	0.47%††	0.49%	0.50%	0.52%††	0.52%	0.51%	0.50%
Expenses (before waiver/reimbursement)	0.47%††	0.49%	0.50%	0.56%††	0.59%	0.71%	0.76%
Portfolio turnover rate (c)	9%	47%	37%	12%	81%	32%	66%
Net assets at end of period (in 000's)	$2,098,438	$1,858,873	$1,169,533	$483,873	$310,246	$92,126	$61,183

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
‡	Less than one cent per share.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,		May 1, 2023 through October 31,	Year Ended April 30,
Class R6	2026*	2025	2024	2023#	2023	2022	2021
Net asset value at beginning of period	$9.54	$9.46	$9.04	$9.45	$9.48	$10.42	$9.65
Net investment income (loss) (a)	0.18	0.35	0.33	0.16	0.26	0.16	0.18
Net realized and unrealized gain (loss)	(0.02)	0.08	0.45	(0.39)	0.02	(0.80)	0.81
Total from investment operations	0.16	0.43	0.78	(0.23)	0.28	(0.64)	0.99
Less distributions:
From net investment income	(0.17)	(0.35)	(0.36)	(0.18)	(0.29)	(0.20)	(0.22)
From net realized gain on investments	—	—	—	—	(0.02)	(0.10)	—
Total distributions	(0.17)	(0.35)	(0.36)	(0.18)	(0.31)	(0.30)	(0.22)
Net asset value at end of period	$9.53	$9.54	$9.46	$9.04	$9.45	$9.48	$10.42
Total investment return (b)	1.72%	4.68%	8.69%	(2.50)%	3.01%	(6.41)%	10.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.71%††	3.68%	3.44%	3.38%††	2.75%	1.51%	1.72%
Net expenses	0.44%††	0.45%	0.45%	0.50%††	0.50%	0.50%	0.50%
Expenses (before waiver/reimbursement)	0.44%††	0.45%	0.45%	0.51%††	0.55%	0.70%	0.77%
Portfolio turnover rate (c)	9%	47%	37%	12%	81%	32%	66%
Net assets at end of period (in 000's)	$82,493	$58,591	$5,293	$26	$26	$25	$27

*	Unaudited.
#	The Fund changed its fiscal year end from April 30 to October 31.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class R6 shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended * April 30,	Year Ended October 31,	July 19, 2024^ through October 31,
Class Z	2026	2025	2024
Net asset value at beginning of period	$9.56	$9.48	$9.53
Net investment income (loss) (a)	0.17	0.33	0.09
Net realized and unrealized gain (loss)	(0.02)	0.08	(0.05)
Total from investment operations	0.15	0.41	0.04
Less distributions:
From net investment income	(0.16)	(0.33)	(0.09)
Net asset value at end of period	$9.55	$9.56	$9.48
Total investment return (b)	1.62%	4.48%	0.44%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.53%††	3.50%	3.24%††
Net expenses	0.62%††	0.64%	0.66%††
Portfolio turnover rate (c)	9%	47%	37%
Net assets at end of period (in 000’s)	$112,671	$123,630	$151,299

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
70	NYLI MacKay Strategic Muni Allocation Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Strategic Muni Allocation Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	June 28, 2019
Investor Class	June 28, 2019
Class C	June 28, 2019
Class C2	December 13, 2022
Class I	June 28, 2019
Class R6	June 28, 2019
Class Z	July 19, 2024
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C and Class C2 shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C and Class C2 shares. Class I and Class R6 shares are offered at NAV without a sales charge. Depending upon eligibility, Class C and Class C2 shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. An investment minimum of $1,000 for Class Z shares applies and there is no subsequent investment minimum. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C and Class C2 shares are subject to higher distribution and/or service fees than Class A,
Class Z and Investor Class shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from regular federal income tax.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation

Notes to Financial Statements (Unaudited) (continued)
materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

72	NYLI MacKay Strategic Muni Allocation Fund

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and declares and pays distributions from net realized capital gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued as earned using the effective interest rate method. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

Notes to Financial Statements (Unaudited) (continued)
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of
Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Delayed Delivery Transactions.  The Fund may purchase or sell securities on a delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell delayed delivery securities before they are delivered, which may result in a realized gain or loss. When the Fund has sold a security it owns on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Delayed delivery transactions as of April 30, 2026, are shown in the Portfolio of Investments.
(J) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund

74	NYLI MacKay Strategic Muni Allocation Fund

concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of April 30, 2026, that represent 3.4% of the Fund’s net assets, of which 5% are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example, labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(K) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(L) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$2,611,847
Total Fair Value	$2,611,847

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(2,014,628)
Total Net Realized Gain (Loss)	$(2,014,628)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$3,875,947
Total Net Change in Unrealized Appreciation (Depreciation)	$3,875,947

Average Notional Amount	Total
Futures Contracts Short	$(69,446,823)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.40% of the Fund's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of daily

Notes to Financial Statements (Unaudited) (continued)
net assets: Class A, 0.77%, Class R6, 0.50% and Class Z, 0.79%. New York Life Investment Management will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class, Class C, Class C2 and Class I shares. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $5,013,346 and paid the Subadvisor fees in the amount of $2,506,672.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class C2 Plan, Class C2 shares pay the Distributor a monthly distribution fee at an annual rate of 0.40% of the average daily net assets of the Class C2 shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C2 shares, for a total 12b-1 fee of 0.65%. Pursuant to the Class Z Plan, Class Z shares pay the Distributor a monthly distribution fee at an annual rate of 0.15% of the average daily net assets of the Class Z shares. Class I and Class R6 shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A, Investor Class and Class Z shares during the six-month period ended April 30, 2026, were $4,707, $2 and $8, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $31,950 and $1,141, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$60,599	$—
Investor Class	27	—
Class C	6,308	—
Class C2	1,287	—
Class I	388,658	—
Class R6	1,436	—
Class Z	23,074	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.

76	NYLI MacKay Strategic Muni Allocation Fund

(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$29,021	0.0%‡
Investor Class	28,765	34.0
Class C	28,251	0.2
Class C2	27,902	0.8
Class R6	29,505	0.0‡

‡	Less than one-tenth of a percent.
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,586,079,571	$50,209,799	$(6,418,945)	$43,790,854
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $42,814,862 of which $58,440 is subject to a limitation. This limitation is due to Internal Revenue Code Sections 381-384. Capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund subject to the limitation described above.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$17,524	$25,291
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$3,094,041
Exempt Interest Dividends	64,811,708
Total	$67,905,749
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $543,089 and $232,135, respectively.

Notes to Financial Statements (Unaudited) (continued)
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	9,272,756	$88,861,300
Shares issued to shareholders in reinvestment of distributions	448,016	4,292,961
Shares redeemed	(3,575,622)	(34,259,927)
Net increase (decrease)	6,145,150	$58,894,334
Year ended October 31, 2025:
Shares sold	17,193,801	$161,439,341
Shares issued to shareholders in reinvestment of distributions	645,136	6,073,923
Shares redeemed	(7,242,310)	(68,014,260)
Net increase (decrease)	10,596,627	$99,499,004

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,956	$18,889
Shares issued to shareholders in reinvestment of distributions	127	1,216
Shares redeemed	(2)	(17)
Net increase (decrease)	2,081	$20,088
Year ended October 31, 2025:
Shares sold	1,472	$13,892
Shares issued to shareholders in reinvestment of distributions	222	2,088
Shares redeemed	(539)	(5,017)
Net increase (decrease)	1,155	$10,963

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	412,671	$3,943,775
Shares issued to shareholders in reinvestment of distributions	21,193	202,736
Shares redeemed	(172,716)	(1,656,620)
Net increase (decrease)	261,148	$2,489,891
Year ended October 31, 2025:
Shares sold	817,024	$7,705,251
Shares issued to shareholders in reinvestment of distributions	35,372	332,542
Shares redeemed	(563,397)	(5,279,150)
Net increase (decrease)	288,999	$2,758,643

Class C2	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	28,899	$276,177
Shares issued to shareholders in reinvestment of distributions	5,286	50,586
Shares redeemed	(13,785)	(131,712)
Net increase (decrease)	20,400	$195,051
Year ended October 31, 2025:
Shares sold	189,980	$1,772,639
Shares issued to shareholders in reinvestment of distributions	9,057	85,136
Shares redeemed	(62,094)	(580,322)
Net increase (decrease)	136,943	$1,277,453

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	47,124,948	$451,044,990
Shares issued to shareholders in reinvestment of distributions	3,138,249	30,029,122
Shares redeemed	(24,941,665)	(238,575,757)
Net increase (decrease) in shares outstanding before conversion	25,321,532	242,498,355
Shares converted into Class I (See Note 1)	59,598	570,049
Net increase (decrease)	25,381,130	$243,068,404
Year ended October 31, 2025:
Shares sold	115,823,898	$1,087,599,778
Shares issued to shareholders in reinvestment of distributions	5,003,188	47,037,673
Shares redeemed	(49,700,513)	(464,549,386)
Net increase (decrease) in shares outstanding before conversion	71,126,573	670,088,065
Shares converted into Class I (See Note 1)	42,861	400,535
Net increase (decrease)	71,169,434	$670,488,600

Class R6	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	3,137,672	$30,004,935
Shares issued to shareholders in reinvestment of distributions	84,413	807,130
Shares redeemed	(706,144)	(6,734,033)
Net increase (decrease)	2,515,941	$24,078,032
Year ended October 31, 2025:
Shares sold	6,082,764	$57,308,433
Shares issued to shareholders in reinvestment of distributions	59,816	562,160
Shares redeemed	(562,580)	(5,279,509)
Net increase (decrease)	5,580,000	$52,591,084

78	NYLI MacKay Strategic Muni Allocation Fund

Class Z	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	142,108	$1,357,777
Shares issued to shareholders in reinvestment of distributions	179,688	1,721,684
Shares redeemed	(1,392,878)	(13,373,019)
Net increase (decrease) in shares outstanding before conversion	(1,071,082)	(10,293,558)
Shares converted from Class Z (See Note 1)	(59,476)	(570,049)
Net increase (decrease)	(1,130,558)	$(10,863,607)
Year ended October 31, 2025:
Shares sold	134,196	$1,266,654
Shares issued to shareholders in reinvestment of distributions	425,026	4,002,934
Shares redeemed	(3,542,962)	(33,378,519)
Net increase (decrease) in shares outstanding before conversion	(2,983,740)	(28,108,931)
Shares converted from Class Z (See Note 1)	(42,806)	(400,535)
Net increase (decrease)	(3,026,546)	$(28,509,466)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
80

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
88

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
90

NYLI Asset Allocation Funds

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026
NYLI Conservative Allocation Fund
NYLI Moderate Allocation Fund
NYLI Growth Allocation Fund
NYLI Equity Allocation Fund

NYLI Conservative Allocation Fund
Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.4%
Equity Funds 37.7%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	374,212	$ 6,017,885
NYLI Candriam International Equity ETF	184,137	6,877,572
NYLI Candriam U.S. Large Cap Equity ETF	208,641	12,078,228
NYLI Candriam U.S. Mid Cap Equity ETF	361,012	13,424,159
NYLI Epoch Capital Growth Fund Class I	80,617	1,314,727
NYLI Epoch International Choice Fund Class I	133,357	7,029,757
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	264,848	6,519,687
NYLI Fiera SMID Growth Fund Class R6	118,844	2,095,465
NYLI FTSE International Equity Currency Neutral ETF	205,888	7,379,026
NYLI PineStone International Equity Fund Class R6	28,180	504,730
NYLI PineStone U.S. Equity Fund Class R6	101,871	2,142,165
NYLI S&P 500 Index Fund Class I	124,756	9,797,548
NYLI U.S. Large Cap R&D Leaders ETF (a)	466,880	19,725,633
NYLI Winslow Large Cap Growth ETF	117,702	6,340,607
NYLI WMC Enduring Capital Fund Class R6	54,425	2,010,943
NYLI WMC Growth Fund Class R6 (a)	203,520	11,808,127
NYLI WMC International Research Equity Fund Class I	787,266	8,873,350
NYLI WMC Small Companies Fund Class I	177,020	6,154,374
NYLI WMC Value Fund Class R6	196,197	7,116,975
Total Equity Funds (Cost $96,546,275)		137,210,958
Fixed Income Funds 51.7%
NYLI Floating Rate Fund Class R6 (a)	3,118,498	26,662,218
NYLI MacKay Core Plus Bond ETF (a)	1,804,467	37,821,628
NYLI MacKay High Income ETF (a)	508,616	13,175,698
NYLI MacKay High Yield Corporate Bond Fund Class R6	2,584,130	13,311,112
NYLI MacKay Securitized Income ETF (a)	1,147,607	29,327,097
NYLI MacKay Total Return Bond Fund Class R6 (a)	4,168,504	38,188,080
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	3,872,716	29,651,835
Total Fixed Income Funds (Cost $189,748,726)		188,137,668
Total Affiliated Investment Companies (Cost $286,295,001)		325,348,626
	Shares	Value
Short-Term Investment 9.7%
Affiliated Investment Company 9.7%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	35,330,327	$ 35,330,327
Total Short-Term Investment (Cost $35,330,327)	9.7%	35,330,327
Total Investments (Cost $321,625,328)	99.1%	360,678,953
Other Assets, Less Liabilities	0.9	3,284,823
Net Assets	100.0%	$ 363,963,776

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of April 30, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of April 30, 2026.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ 7,428	$ 89	$ (7,508)	$ 350	$ (359)	$ —	$ 90	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	5,657	351	(867)	208	669	6,018	70	228	374
NYLI Candriam International Equity ETF	5,859	1,917	(1,396)	61	437	6,878	60	—	184
NYLI Candriam U.S. Large Cap Equity ETF	10,940	3,704	(3,330)	1,075	(311)	12,078	58	—	209
NYLI Candriam U.S. Mid Cap Equity ETF	7,881	5,154	(388)	48	729	13,424	56	—	361
NYLI Epoch Capital Growth Fund Class I	1,300	102	(55)	3	(35)	1,315	5	96	81
NYLI Epoch International Choice Fund Class I	6,618	545	(893)	141	619	7,030	136	—	133
NYLI Epoch U.S. Equity Yield Fund Class R6	9,854	525	(4,226)	1,252	(885)	6,520	80	444	265
NYLI Fiera SMID Growth Fund Class R6	7,945	467	(6,139)	555	(733)	2,095	—	198	119
NYLI Floating Rate Fund Class R6	27,431	1,230	(1,403)	(84)	(512)	26,662	973	—	3,118
NYLI FTSE International Equity Currency Neutral ETF	7,487	83	(1,042)	400	451	7,379	183	—	206
NYLI MacKay Core Plus Bond ETF	38,966	1,024	(1,380)	(77)	(711)	37,822	1,227	—	1,804
NYLI MacKay High Income ETF	10,092	3,828	(455)	(8)	(281)	13,176	466	91	509
NYLI MacKay High Yield Corporate Bond Fund Class R6	10,075	3,928	(561)	(7)	(124)	13,311	390	—	2,584
NYLI MacKay Securitized Income ETF	30,271	1,135	(1,309)	(2)	(768)	29,327	918	251	1,148
NYLI MacKay Total Return Bond Fund Class R6	39,119	1,503	(1,882)	(280)	(272)	38,188	932	—	4,169
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	30,295	1,194	(1,478)	4	(364)	29,651	693	—	3,873
NYLI PineStone International Equity Fund Class R6	4,188	710	(4,483)	854	(764)	505	38	15	28
NYLI PineStone U.S. Equity Fund Class R6	10,274	122	(8,304)	1,675	(1,625)	2,142	50	72	102
NYLI S&P 500 Index Fund Class I	—	9,285	—	—	513	9,798	—	—	125
NYLI U.S. Government Liquidity Fund	38,835	42,420	(45,925)	—	—	35,330	653	—	35,330
NYLI U.S. Large Cap R&D Leaders ETF	—	20,608	(2,094)	(34)	1,246	19,726	17	—	467
NYLI Winslow Large Cap Growth ETF	11,619	1,773	(6,348)	561	(1,264)	6,341	—(a)	—	118
NYLI WMC Enduring Capital Fund Class R6	9,160	357	(7,571)	1,061	(996)	2,011	56	300	54
NYLI WMC Growth Fund Class R6	11,730	4,385	(3,783)	475	(999)	11,808	—	403	204
NYLI WMC International Research Equity Fund Class I	6,753	2,205	(775)	85	605	8,873	187	—	787
NYLI WMC Small Companies Fund Class I	6,765	2,348	(4,350)	1,088	303	6,154	12	—	177
NYLI WMC Value Fund Class R6	9,472	633	(3,303)	394	(79)	7,117	139	494	196
	$366,014	$111,625	$(121,248)	$9,798	$(5,510)	$360,679	$7,489	$2,592

(a)	Less than $500.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI Conservative Allocation Fund

Swap Contracts
Open OTC total return equity swap contracts as of April 30, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	6,103	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.55%	12/1/26	Daily	1,988	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	2,011	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	2,572	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	6,564	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	6,263	—
						$ —

1.	As of April 30, 2026, cash in the amount of $1,250,000 was pledged to brokers for OTC swap contracts.
2.	Fund receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of April 30, 2026.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 137,210,958	$ —	$ —	$ 137,210,958
Fixed Income Funds	188,137,668	—	—	188,137,668
Total Affiliated Investment Companies	325,348,626	—	—	325,348,626
Short-Term Investment
Affiliated Investment Company	35,330,327	—	—	35,330,327
Total Investments in Securities	360,678,953	—	—	360,678,953
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 360,678,953	$ —	$ —	$ 360,678,953

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $321,625,328)	$360,678,953
Cash collateral on deposit at broker for swap contracts	1,250,000
Receivables:
Dividends and interest on OTC swaps contracts	1,677,101
Dividends	478,263
Fund shares sold	37,803
Manager (See Note 3)	4,581
Other assets	75,174
Total assets	364,201,875
Liabilities
Payables:
Distribution/Service fees (See Note 3)	77,271
Transfer agent (See Note 3)	60,292
Shareholder communication	36,498
Fund shares redeemed	34,377
Professional fees	19,294
Custodian	9,676
Trustees	646
Accrued expenses	45
Total liabilities	238,099
Net assets	$363,963,776
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$28,832
Additional paid-in-capital	312,829,204
312,858,036
Total distributable earnings (loss)	51,105,740
Net assets	$363,963,776
Class A
Net assets applicable to outstanding shares	$322,725,108
Shares of beneficial interest outstanding	25,560,840
Net asset value per share outstanding	$12.63
Maximum sales charge (3.00% of offering price)	0.39
Maximum offering price per share outstanding	$13.02
Investor Class
Net assets applicable to outstanding shares	$25,773,072
Shares of beneficial interest outstanding	2,041,524
Net asset value per share outstanding	$12.62
Maximum sales charge (2.50% of offering price)	0.32
Maximum offering price per share outstanding	$12.94
Class C
Net assets applicable to outstanding shares	$5,238,522
Shares of beneficial interest outstanding	423,195
Net asset value and offering price per share outstanding	$12.38
Class I
Net assets applicable to outstanding shares	$4,852,579
Shares of beneficial interest outstanding	379,137
Net asset value and offering price per share outstanding	$12.80
SIMPLE Class
Net assets applicable to outstanding shares	$5,374,495
Shares of beneficial interest outstanding	427,312
Net asset value and offering price per share outstanding	$12.58

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI Conservative Allocation Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$7,488,722
Expenses
Distribution/Service—Class A (See Note 3)	399,616
Distribution/Service—Investor Class (See Note 3)	32,495
Distribution/Service—Class C (See Note 3)	27,600
Distribution/Service—SIMPLE Class (See Note 3)	12,269
Transfer agent (See Note 3)	155,183
Professional fees	38,719
Registration	38,168
Shareholder communication	29,372
Custodian	14,539
Trustees	5,473
Miscellaneous	8,592
Total expenses before waiver/reimbursement	762,026
Expense waiver/reimbursement from Manager (See Note 3)	(28,890)
Net expenses	733,136
Net investment income (loss)	6,755,586
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	9,798,295
Realized capital gain distributions from affiliated investment companies	2,591,714
Swap transactions	1,860,376
Net realized gain (loss)	14,250,385
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	(5,509,647)
Net realized and unrealized gain (loss)	8,740,738
Net increase (decrease) in net assets resulting from operations	$15,496,324
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$6,755,586	$12,313,663
Net realized gain (loss)	14,250,385	3,421,023
Net change in unrealized appreciation (depreciation)	(5,509,647)	13,881,542
Net increase (decrease) in net assets resulting from operations	15,496,324	29,616,228
Distributions to shareholders:
Class A	(13,579,595)	(11,999,608)
Investor Class	(1,055,468)	(1,028,795)
Class B(a)	—	(6,008)
Class C	(198,478)	(229,664)
Class I	(202,717)	(207,883)
SIMPLE Class	(201,201)	(130,830)
Total distributions to shareholders	(15,237,459)	(13,602,788)
Capital share transactions:
Net proceeds from sales of shares	10,464,355	26,551,547
Net asset value of shares issued to shareholders in reinvestment of distributions	15,105,427	13,460,262
Cost of shares redeemed	(29,790,902)	(69,066,981)
Increase (decrease) in net assets derived from capital share transactions	(4,221,120)	(29,055,172)
Net increase (decrease) in net assets	(3,962,255)	(13,041,732)
Net Assets
Beginning of period	367,926,031	380,967,763
End of period	$363,963,776	$367,926,031

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI Conservative Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.63	$12.08	$10.52	$10.74	$13.53	$12.23
Net investment income (loss) (a)	0.23	0.40	0.42	0.37	0.25	0.22
Net realized and unrealized gain (loss)	0.31	0.59	1.48	(0.10)	(2.02)	1.64
Total from investment operations	0.54	0.99	1.90	0.27	(1.77)	1.86
Less distributions:
From net investment income	(0.32)	(0.34)	(0.34)	(0.12)	(0.44)	(0.19)
From net realized gain on investments	(0.22)	(0.10)	—	(0.19)	(0.58)	(0.37)
Return of capital	—	—	—	(0.18)	—	—
Total distributions	(0.54)	(0.44)	(0.34)	(0.49)	(1.02)	(0.56)
Net asset value at end of period	$12.63	$12.63	$12.08	$10.52	$10.74	$13.53
Total investment return (b)	4.37%	8.52%	18.12%	2.41%	(14.05)%	15.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.77%††	3.36%	3.58%	3.34%	2.09%	1.67%
Net expenses (c)	0.38%††	0.38%	0.37%	0.37%	0.35%	0.37%
Portfolio turnover rate	21%	14%	37%	19%	38%	25%
Net assets at end of period (in 000’s)	$322,725	$325,649	$332,535	$312,385	$336,711	$419,554

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.62	$12.08	$10.52	$10.74	$13.53	$12.23
Net investment income (loss) (a)	0.22	0.38	0.40	0.35	0.22	0.20
Net realized and unrealized gain (loss)	0.30	0.59	1.48	(0.11)	(2.01)	1.64
Total from investment operations	0.52	0.97	1.88	0.24	(1.79)	1.84
Less distributions:
From net investment income	(0.30)	(0.33)	(0.32)	(0.10)	(0.42)	(0.17)
From net realized gain on investments	(0.22)	(0.10)	—	(0.19)	(0.58)	(0.37)
Return of capital	—	—	—	(0.17)	—	—
Total distributions	(0.52)	(0.43)	(0.32)	(0.46)	(1.00)	(0.54)
Net asset value at end of period	$12.62	$12.62	$12.08	$10.52	$10.74	$13.53
Total investment return (b)	4.23%	8.28%	17.91%	2.22%	(14.22)%	15.33%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.60%††	3.19%	3.40%	3.16%	1.90%	1.49%
Net expenses (c)	0.55%††	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.73%††	0.70%	0.68%	0.67%	0.57%	0.64%
Portfolio turnover rate	21%	14%	37%	19%	38%	25%
Net assets at end of period (in 000's)	$25,773	$26,921	$29,765	$31,065	$33,625	$41,154

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI Conservative Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.36	$11.85	$10.32	$10.54	$13.29	$12.07
Net investment income (loss) (a)	0.17	0.29	0.31	0.26	0.13	0.09
Net realized and unrealized gain (loss)	0.30	0.58	1.44	(0.10)	(1.97)	1.62
Total from investment operations	0.47	0.87	1.75	0.16	(1.84)	1.71
Less distributions:
From net investment income	(0.23)	(0.26)	(0.22)	(0.05)	(0.33)	(0.12)
From net realized gain on investments	(0.22)	(0.10)	—	(0.19)	(0.58)	(0.37)
Return of capital	—	—	—	(0.14)	—	—
Total distributions	(0.45)	(0.36)	(0.22)	(0.38)	(0.91)	(0.49)
Net asset value at end of period	$12.38	$12.36	$11.85	$10.32	$10.54	$13.29
Total investment return (b)	3.87%	7.54%	17.03%	1.45%	(14.87)%	14.41%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.85%††	2.49%	2.68%	2.41%	1.13%	0.73%
Net expenses (c)	1.30%††	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.48%††	1.45%	1.44%	1.43%	1.32%	1.39%
Portfolio turnover rate	21%	14%	37%	19%	38%	25%
Net assets at end of period (in 000’s)	$5,239	$5,868	$8,872	$12,276	$18,099	$29,825

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.80	$12.23	$10.65	$10.87	$13.68	$12.36
Net investment income (loss) (a)	0.25	0.44	0.46	0.40	0.28	0.25
Net realized and unrealized gain (loss)	0.31	0.60	1.49	(0.11)	(2.04)	1.66
Total from investment operations	0.56	1.04	1.95	0.29	(1.76)	1.91
Less distributions:
From net investment income	(0.34)	(0.37)	(0.37)	(0.14)	(0.47)	(0.22)
From net realized gain on investments	(0.22)	(0.10)	—	(0.19)	(0.58)	(0.37)
Return of capital	—	—	—	(0.18)	—	—
Total distributions	(0.56)	(0.47)	(0.37)	(0.51)	(1.05)	(0.59)
Net asset value at end of period	$12.80	$12.80	$12.23	$10.65	$10.87	$13.68
Total investment return (b)	4.51%	8.78%	18.37%	2.63%	(13.82)%	15.79%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.02%††	3.62%	3.88%	3.58%	2.33%	1.91%
Net expenses (c)	0.13%††	0.13%	0.12%	0.12%	0.10%	0.12%
Portfolio turnover rate	21%	14%	37%	19%	38%	25%
Net assets at end of period (in 000’s)	$4,853	$4,864	$5,582	$7,385	$6,412	$8,909

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI Conservative Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$12.58	$12.04	$10.49	$10.71	$13.50	$12.23
Net investment income (loss) (a)	0.22	0.37	0.39	0.33	0.20	0.17
Net realized and unrealized gain (loss)	0.30	0.59	1.47	(0.11)	(2.02)	1.63
Total from investment operations	0.52	0.96	1.86	0.22	(1.82)	1.80
Less distributions:
From net investment income	(0.30)	(0.32)	(0.31)	(0.10)	(0.39)	(0.16)
From net realized gain on investments	(0.22)	(0.10)	—	(0.19)	(0.58)	(0.37)
Return of capital	—	—	—	(0.15)	—	—
Total distributions	(0.52)	(0.42)	(0.31)	(0.44)	(0.97)	(0.53)
Net asset value at end of period	$12.58	$12.58	$12.04	$10.49	$10.71	$13.50
Total investment return (b)	4.24%	8.29%	17.84%	2.04%	(14.45)%	14.98%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.52%††	3.10%	3.30%	2.97%	1.74%	1.27%
Net expenses (c)	0.60%††	0.61%	0.60%	0.72%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.60%††	0.61%	0.60%	0.72%	0.80%	0.89%
Portfolio turnover rate	21%	14%	37%	19%	38%	25%
Net assets at end of period (in 000’s)	$5,374	$4,624	$3,472	$2,117	$1,301	$304

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

NYLI Moderate Allocation Fund
Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 90.0%
Equity Funds 58.0%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,372,566	$ 22,072,912
NYLI Candriam International Equity ETF (a)	652,583	24,374,171
NYLI Candriam U.S. Large Cap Equity ETF (a)	749,859	43,409,337
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,195,579	44,457,366
NYLI Epoch Capital Growth Fund Class I	176,519	2,878,745
NYLI Epoch International Choice Fund Class I (a)	482,162	25,416,677
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,031,827	25,400,184
NYLI Fiera SMID Growth Fund Class R6 (a)	630,470	11,116,452
NYLI FTSE International Equity Currency Neutral ETF	451,784	16,191,939
NYLI PineStone International Equity Fund Class R6	105,102	1,882,458
NYLI PineStone U.S. Equity Fund Class R6 (a)	539,268	11,339,843
NYLI S&P 500 Index Fund Class I (a)	434,669	34,136,260
NYLI U.S. Large Cap R&D Leaders ETF (a)	1,024,540	43,286,713
NYLI Winslow Large Cap Growth ETF (a)	521,424	28,089,111
NYLI WMC Enduring Capital Fund Class R6 (a)	292,922	10,823,240
NYLI WMC Growth Fund Class R6 (a)	734,736	42,628,990
NYLI WMC International Research Equity Fund Class I (a)	2,772,602	31,250,280
NYLI WMC Small Companies Fund Class I (a)	578,392	20,108,677
NYLI WMC Value Fund Class R6 (a)	756,285	27,433,999
Total Equity Funds (Cost $324,743,650)		466,297,354
Fixed Income Funds 32.0%
NYLI Floating Rate Fund Class R6 (a)	4,540,370	38,818,799
NYLI MacKay Core Plus Bond ETF (a)	2,405,401	50,417,205
NYLI MacKay High Income ETF (a)	740,508	19,182,860
NYLI MacKay High Yield Corporate Bond Fund Class R6	3,762,376	19,380,377
NYLI MacKay Securitized Income ETF (a)	1,529,786	39,093,681
NYLI MacKay Total Return Bond Fund Class R6 (a)	5,556,800	50,906,401
	Shares	Value

Fixed Income Funds (continued)
NYLI MacKay U.S. Infrastructure Bond Fund Class R6 (a)	5,162,489	$ 39,527,112
Total Fixed Income Funds (Cost $257,973,611)		257,326,435
Total Affiliated Investment Companies (Cost $582,717,261)		723,623,789
Short-Term Investment 9.5%
Affiliated Investment Company 9.5%
NYLI U.S. Government Liquidity Fund, 3.536% (a)(b)	76,372,776	76,372,776
Total Short-Term Investment (Cost $76,372,776)	9.5%	76,372,776
Total Investments (Cost $659,090,037)	99.5%	799,996,565
Other Assets, Less Liabilities	0.5	3,899,448
Net Assets	100.0%	$ 803,896,013

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of April 30, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of April 30, 2026.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI Moderate Allocation Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ 16,088	$ 195	$ (16,263)	$ 756	$ (776)	$ —	$ 195	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	20,419	1,160	(2,732)	624	2,602	22,073	255	826	1,373
NYLI Candriam International Equity ETF	20,706	2,491	(671)	66	1,782	24,374	203	—	653
NYLI Candriam U.S. Large Cap Equity ETF	40,059	9,495	(8,893)	4,286	(1,538)	43,409	196	—	750
NYLI Candriam U.S. Mid Cap Equity ETF	23,543	18,890	(535)	47	2,512	44,457	177	—	1,196
NYLI Epoch Capital Growth Fund Class I	2,815	220	(87)	5	(74)	2,879	12	207	177
NYLI Epoch International Choice Fund Class I	23,143	766	(1,239)	146	2,601	25,417	477	—	482
NYLI Epoch U.S. Equity Yield Fund Class R6	34,536	1,967	(12,605)	3,593	(2,091)	25,400	310	1,656	1,032
NYLI Fiera SMID Growth Fund Class R6	23,704	1,265	(13,375)	1,133	(1,611)	11,116	—	587	630
NYLI Floating Rate Fund Class R6	39,612	2,206	(2,128)	(137)	(734)	38,819	1,416	—	4,540
NYLI FTSE International Equity Currency Neutral ETF	16,218	—	(1,884)	812	1,046	16,192	402	—	452
NYLI MacKay Core Plus Bond ETF	51,053	2,466	(2,050)	(117)	(935)	50,417	1,627	—	2,405
NYLI MacKay High Income ETF	11,925	8,401	(728)	(14)	(401)	19,183	642	122	741
NYLI MacKay High Yield Corporate Bond Fund Class R6	11,904	8,568	(889)	(13)	(190)	19,380	547	—	3,762
NYLI MacKay Securitized Income ETF	39,690	2,315	(1,892)	(16)	(1,002)	39,095	1,218	331	1,530
NYLI MacKay Total Return Bond Fund Class R6	51,187	3,026	(2,569)	(335)	(403)	50,906	1,240	—	5,557
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	39,617	2,396	(2,009)	(3)	(474)	39,527	920	—	5,162
NYLI PineStone International Equity Fund Class R6	15,336	341	(13,953)	2,692	(2,534)	1,882	140	53	105
NYLI PineStone U.S. Equity Fund Class R6	36,880	460	(25,950)	4,288	(4,338)	11,340	187	273	539
NYLI S&P 500 Index Fund Class I	—	32,289	—	—	1,847	34,136	—	—	435
NYLI U.S. Government Liquidity Fund	85,189	95,467	(104,283)	—	—	76,373	1,426	—	76,373
NYLI U.S. Large Cap R&D Leaders ETF	—	45,179	(4,557)	(73)	2,738	43,287	36	—	1,025
NYLI Winslow Large Cap Growth ETF	43,703	3,045	(16,342)	818	(3,134)	28,090	1	—	521
NYLI WMC Enduring Capital Fund Class R6	31,223	1,293	(21,624)	2,457	(2,526)	10,823	204	1,088	293
NYLI WMC Growth Fund Class R6	44,192	8,442	(8,060)	855	(2,800)	42,629	—	1,416	735
NYLI WMC International Research Equity Fund Class I	23,612	6,686	(1,443)	280	2,115	31,250	659	—	2,773
NYLI WMC Small Companies Fund Class I	17,287	4,270	(5,699)	556	3,695	20,109	35	—	578
NYLI WMC Value Fund Class R6	32,579	2,259	(8,702)	817	481	27,434	495	1,764	756
	$796,220	$265,558	$(281,162)	$23,523	$(4,142)	$799,997	$13,020	$8,323

Swap Contracts
Open OTC total return equity swap contracts as of April 30, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	13,328	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.55%	12/1/26	Daily	4,374	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	4,392	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	3,758	—
Citibank NA	S&P 500 Energy Sector Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	2,020	—
Citibank NA	S&P 500 Financials Sector Total Return Index	1 day FEDF plus 1.05%	12/1/26	Daily	4,090	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	7,803	$ —
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	15,501	—
						$ —

1.	As of April 30, 2026, cash in the amount of $270,000 was pledged to brokers for OTC swap contracts.
2.	Fund receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of April 30, 2026.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 466,297,354	$ —	$ —	$ 466,297,354
Fixed Income Funds	257,326,435	—	—	257,326,435
Total Affiliated Investment Companies	723,623,789	—	—	723,623,789
Short-Term Investment
Affiliated Investment Company	76,372,776	—	—	76,372,776
Total Investments in Securities	799,996,565	—	—	799,996,565
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 799,996,565	$ —	$ —	$ 799,996,565

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI Moderate Allocation Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $659,090,037)	$799,996,565
Cash collateral on deposit at broker for swap contracts	270,000
Receivables:
Dividends and interest on OTC swaps contracts	3,144,759
Dividends	733,510
Fund shares sold	164,353
Manager (See Note 3)	9,352
Other assets	80,119
Total assets	804,398,658
Liabilities
Payables:
Distribution/Service fees (See Note 3)	167,942
Transfer agent (See Note 3)	131,807
Fund shares redeemed	85,702
Shareholder communication	63,317
Professional fees	21,682
Custodian	14,258
Trustees	1,274
Accrued expenses	16,663
Total liabilities	502,645
Net assets	$803,896,013
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$54,027
Additional paid-in-capital	626,505,329
626,559,356
Total distributable earnings (loss)	177,336,657
Net assets	$803,896,013
Class A
Net assets applicable to outstanding shares	$705,854,690
Shares of beneficial interest outstanding	47,454,052
Net asset value per share outstanding	$14.87
Maximum sales charge (3.00% of offering price)	0.46
Maximum offering price per share outstanding	$15.33
Investor Class
Net assets applicable to outstanding shares	$65,718,622
Shares of beneficial interest outstanding	4,400,646
Net asset value per share outstanding	$14.93
Maximum sales charge (2.50% of offering price)	0.38
Maximum offering price per share outstanding	$15.31
Class C
Net assets applicable to outstanding shares	$6,835,060
Shares of beneficial interest outstanding	465,392
Net asset value and offering price per share outstanding	$14.69
Class I
Net assets applicable to outstanding shares	$8,569,084
Shares of beneficial interest outstanding	570,600
Net asset value and offering price per share outstanding	$15.02
SIMPLE Class
Net assets applicable to outstanding shares	$16,918,557
Shares of beneficial interest outstanding	1,135,922
Net asset value and offering price per share outstanding	$14.89

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$13,020,326
Expenses
Distribution/Service—Class A (See Note 3)	863,203
Distribution/Service—Investor Class (See Note 3)	81,306
Distribution/Service—Class C (See Note 3)	35,389
Distribution/Service—SIMPLE Class (See Note 3)	39,352
Transfer agent (See Note 3)	338,450
Professional fees	52,781
Shareholder communication	48,668
Registration	39,604
Custodian	13,844
Trustees	11,903
Miscellaneous	10,761
Total expenses before waiver/reimbursement	1,535,261
Expense waiver/reimbursement from Manager (See Note 3)	(60,182)
Net expenses	1,475,079
Net investment income (loss)	11,545,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	23,523,456
Realized capital gain distributions from affiliated investment companies	8,322,756
Swap transactions	4,150,214
Net realized gain (loss)	35,996,426
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	(4,141,627)
Net realized and unrealized gain (loss)	31,854,799
Net increase (decrease) in net assets resulting from operations	$43,400,046
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI Moderate Allocation Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$11,545,247	$18,975,764
Net realized gain (loss)	35,996,426	20,470,068
Net change in unrealized appreciation (depreciation)	(4,141,627)	36,206,042
Net increase (decrease) in net assets resulting from operations	43,400,046	75,651,874
Distributions to shareholders:
Class A	(35,239,071)	(43,015,232)
Investor Class	(3,120,635)	(4,440,411)
Class B(a)	—	(58,349)
Class C	(284,600)	(536,174)
Class I	(439,485)	(572,397)
SIMPLE Class	(763,966)	(697,866)
Total distributions to shareholders	(39,847,757)	(49,320,429)
Capital share transactions:
Net proceeds from sales of shares	25,263,198	50,854,689
Net asset value of shares issued to shareholders in reinvestment of distributions	39,579,652	49,044,736
Cost of shares redeemed	(62,716,590)	(130,775,546)
Increase (decrease) in net assets derived from capital share transactions	2,126,260	(30,876,121)
Net increase (decrease) in net assets	5,678,549	(4,544,676)
Net Assets
Beginning of period	798,217,464	802,762,140
End of period	$803,896,013	$798,217,464

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.83	$14.35	$11.86	$12.14	$15.64	$13.41
Net investment income (loss) (a)	0.21	0.34	0.36	0.32	0.22	0.20
Net realized and unrealized gain (loss)	0.59	1.04	2.18	0.07	(2.35)	2.83
Total from investment operations	0.80	1.38	2.54	0.39	(2.13)	3.03
Less distributions:
From net investment income	(0.28)	(0.49)	(0.05)	(0.13)	(0.53)	(0.23)
From net realized gain on investments	(0.48)	(0.41)	—	(0.54)	(0.84)	(0.57)
Total distributions	(0.76)	(0.90)	(0.05)	(0.67)	(1.37)	(0.80)
Net asset value at end of period	$14.87	$14.83	$14.35	$11.86	$12.14	$15.64
Total investment return (b)	5.57%	10.22%	21.43%	3.24%	(14.97)%	23.28%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.96%††	2.45%	2.66%	2.59%	1.65%	1.32%
Net expenses (c)	0.34%††	0.36%	0.35%	0.35%	0.34%	0.35%
Portfolio turnover rate	24%	17%	38%	23%	32%	29%
Net assets at end of period (in 000’s)	$705,855	$699,707	$693,450	$599,019	$605,511	$721,363

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.86	$14.37	$11.87	$12.16	$15.65	$13.42
Net investment income (loss) (a)	0.20	0.32	0.34	0.29	0.19	0.17
Net realized and unrealized gain (loss)	0.59	1.03	2.18	0.06	(2.34)	2.82
Total from investment operations	0.79	1.35	2.52	0.35	(2.15)	2.99
Less distributions:
From net investment income	(0.24)	(0.45)	(0.02)	(0.10)	(0.50)	(0.19)
From net realized gain on investments	(0.48)	(0.41)	—	(0.54)	(0.84)	(0.57)
Total distributions	(0.72)	(0.86)	(0.02)	(0.64)	(1.34)	(0.76)
Net asset value at end of period	$14.93	$14.86	$14.37	$11.87	$12.16	$15.65
Total investment return (b)	5.50%	9.98%	21.27%	2.92%	(15.08)%	22.97%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.76%††	2.27%	2.48%	2.40%	1.45%	1.12%
Net expenses (c)	0.55%††	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.72%††	0.69%	0.69%	0.69%	0.61%	0.67%
Portfolio turnover rate	24%	17%	38%	23%	32%	29%
Net assets at end of period (in 000's)	$65,719	$67,119	$75,919	$78,972	$84,180	$101,233

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI Moderate Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.54	$14.05	$11.68	$11.96	$15.42	$13.23
Net investment income (loss) (a)	0.15	0.22	0.23	0.20	0.09	0.06
Net realized and unrealized gain (loss)	0.58	1.00	2.14	0.07	(2.32)	2.79
Total from investment operations	0.73	1.22	2.37	0.27	(2.23)	2.85
Less distributions:
From net investment income	(0.10)	(0.32)	—	(0.01)	(0.39)	(0.09)
From net realized gain on investments	(0.48)	(0.41)	—	(0.54)	(0.84)	(0.57)
Total distributions	(0.58)	(0.73)	—	(0.55)	(1.23)	(0.66)
Net asset value at end of period	$14.69	$14.54	$14.05	$11.68	$11.96	$15.42
Total investment return (b)	5.19%	9.13%	20.29%	2.21%	(15.76)%	22.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.05%††	1.57%	1.75%	1.66%	0.70%	0.40%
Net expenses (c)	1.30%††	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.47%††	1.44%	1.44%	1.44%	1.36%	1.42%
Portfolio turnover rate	24%	17%	38%	23%	32%	29%
Net assets at end of period (in 000’s)	$6,835	$7,840	$11,308	$14,105	$19,531	$30,309

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.98	$14.49	$11.97	$12.25	$15.77	$13.52
Net investment income (loss) (a)	0.23	0.38	0.40	0.35	0.26	0.23
Net realized and unrealized gain (loss)	0.60	1.05	2.20	0.07	(2.37)	2.85
Total from investment operations	0.83	1.43	2.60	0.42	(2.11)	3.08
Less distributions:
From net investment income	(0.31)	(0.53)	(0.08)	(0.16)	(0.57)	(0.26)
From net realized gain on investments	(0.48)	(0.41)	—	(0.54)	(0.84)	(0.57)
Total distributions	(0.79)	(0.94)	(0.08)	(0.70)	(1.41)	(0.83)
Net asset value at end of period	$15.02	$14.98	$14.49	$11.97	$12.25	$15.77
Total investment return (b)	5.77%	10.48%	21.78%	3.49%	(14.76)%	23.52%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.22%††	2.71%	2.91%	2.85%	1.91%	1.55%
Net expenses (c)	0.09%††	0.11%	0.10%	0.10%	0.09%	0.10%
Portfolio turnover rate	24%	17%	38%	23%	32%	29%
Net assets at end of period (in 000’s)	$8,569	$8,442	$8,867	$7,595	$8,483	$11,150

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$14.84	$14.36	$11.86	$12.13	$15.62	$13.42
Net investment income (loss) (a)	0.20	0.30	0.32	0.27	0.15	0.11
Net realized and unrealized gain (loss)	0.58	1.05	2.18	0.07	(2.34)	2.84
Total from investment operations	0.78	1.35	2.50	0.34	(2.19)	2.95
Less distributions:
From net investment income	(0.25)	(0.46)	(0.00)‡	(0.07)	(0.46)	(0.18)
From net realized gain on investments	(0.48)	(0.41)	—	(0.54)	(0.84)	(0.57)
Total distributions	(0.73)	(0.87)	—	(0.61)	(1.30)	(0.75)
Net asset value at end of period	$14.89	$14.84	$14.36	$11.86	$12.13	$15.62
Total investment return (b)	5.44%	9.98%	21.11%	2.81%	(15.33)%	22.61%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.71%††	2.16%	2.34%	2.16%	1.19%	0.75%
Net expenses (c)	0.58%††	0.61%	0.61%	0.72%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.58%††	0.61%	0.61%	0.72%	0.86%	0.92%
Portfolio turnover rate	24%	17%	38%	23%	32%	29%
Net assets at end of period (in 000’s)	$16,919	$15,109	$11,083	$6,734	$3,013	$853

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI Moderate Allocation Fund

NYLI Growth Allocation Fund
Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 89.9%
Equity Funds 77.2%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	2,206,287	$ 35,480,412
NYLI Candriam International Equity ETF (a)	932,690	34,836,251
NYLI Candriam U.S. Large Cap Equity ETF (a)	986,469	57,106,690
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,950,562	72,531,258
NYLI Epoch Capital Growth Fund Class I (a)	190,107	3,100,338
NYLI Epoch International Choice Fund Class I (a)	745,987	39,323,953
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,816,586	44,718,363
NYLI Fiera SMID Growth Fund Class R6 (a)	1,055,324	18,607,474
NYLI FTSE International Equity Currency Neutral ETF	522,584	18,729,411
NYLI PineStone International Equity Fund Class R6	280,520	5,024,312
NYLI PineStone U.S. Equity Fund Class R6 (a)	892,309	18,763,653
NYLI S&P 500 Index Fund Class I (a)	530,383	41,653,083
NYLI U.S. Large Cap R&D Leaders ETF (a)	1,108,310	46,825,987
NYLI Winslow Large Cap Growth ETF (a)	658,453	35,470,863
NYLI WMC Enduring Capital Fund Class R6 (a)	484,784	17,912,383
NYLI WMC Growth Fund Class R6 (a)	935,458	54,274,816
NYLI WMC International Research Equity Fund Class I (a)	3,695,143	41,648,324
NYLI WMC Small Companies Fund Class I (a)	1,377,410	47,887,710
NYLI WMC Value Fund Class R6 (a)	1,299,714	47,146,750
Total Equity Funds (Cost $468,488,033)		681,042,031
Fixed Income Funds 12.7%
NYLI Floating Rate Fund Class R6 (a)	4,891,986	41,825,010
NYLI MacKay Core Plus Bond ETF	385,990	8,090,351
NYLI MacKay High Income ETF (a)	797,844	20,668,149
NYLI MacKay High Yield Corporate Bond Fund Class R6	4,053,763	20,881,337
NYLI MacKay Securitized Income ETF	245,481	6,273,267
NYLI MacKay Total Return Bond Fund Class R6	891,701	8,168,964
	Shares	Value

Fixed Income Funds (continued)
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	828,424	$ 6,342,909
Total Fixed Income Funds (Cost $111,422,880)		112,249,987
Total Affiliated Investment Companies (Cost $579,910,913)		793,292,018
Short-Term Investment 9.6%
Affiliated Investment Company 9.6%
NYLI U.S. Government Liquidity Fund, 3.536% (a)(b)	84,860,754	84,860,754
Total Short-Term Investment (Cost $84,860,754)	9.6%	84,860,754
Total Investments (Cost $664,771,667)	99.5%	878,152,772
Other Assets, Less Liabilities	0.5	4,192,167
Net Assets	100.0%	$ 882,344,939

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of April 30, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of April 30, 2026.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
23

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Debt Fund Class I	$ 17,205	$ 210	$ (17,394)	$ 801	$ (822)	$ —	$ 209	$ —	—
NYLI Candriam Emerging Markets Equity Fund Class R6	30,572	2,115	(2,272)	426	4,639	35,480	386	1,251	2,206
NYLI Candriam International Equity ETF	30,715	2,012	(583)	35	2,657	34,836	301	—	933
NYLI Candriam U.S. Large Cap Equity ETF	49,757	11,463	(7,699)	3,545	41	57,107	260	—	986
NYLI Candriam U.S. Mid Cap Equity ETF	47,006	22,463	(1,535)	127	4,470	72,531	311	—	1,951
NYLI Epoch Capital Growth Fund Class I	3,010	234	(72)	6	(78)	3,100	13	222	190
NYLI Epoch International Choice Fund Class I	34,163	1,235	(178)	13	4,091	39,324	704	—	746
NYLI Epoch U.S. Equity Yield Fund Class R6	48,101	2,686	(8,285)	993	1,223	44,718	446	2,241	1,817
NYLI Fiera SMID Growth Fund Class R6	47,433	2,099	(29,688)	2,065	(3,302)	18,607	—	1,164	1,055
NYLI Floating Rate Fund Class R6	42,443	3,075	(2,749)	(161)	(783)	41,825	1,526	—	4,892
NYLI FTSE International Equity Currency Neutral ETF	17,345	—	(634)	289	1,729	18,729	434	—	523
NYLI MacKay Core Plus Bond ETF	7,122	1,514	(381)	(6)	(159)	8,090	248	—	386
NYLI MacKay High Income ETF	12,753	9,402	(1,033)	(22)	(431)	20,669	693	132	798
NYLI MacKay High Yield Corporate Bond Fund Class R6	12,732	9,579	(1,209)	(17)	(204)	20,881	590	—	4,054
NYLI MacKay Securitized Income ETF	5,537	1,228	(341)	(4)	(147)	6,273	183	47	245
NYLI MacKay Total Return Bond Fund Class R6	7,138	1,602	(456)	(2)	(113)	8,169	191	—	892
NYLI MacKay U.S. Infrastructure Bond Fund Class R6	5,526	1,248	(359)	(1)	(71)	6,343	139	—	828
NYLI PineStone International Equity Fund Class R6	23,105	501	(18,816)	3,623	(3,389)	5,024	211	80	281
NYLI PineStone U.S. Equity Fund Class R6	47,200	577	(29,099)	4,889	(4,803)	18,764	234	342	892
NYLI S&P 500 Index Fund Class I	—	39,345	—	—	2,309	41,654	—	—	530
NYLI U.S. Government Liquidity Fund	89,999	112,168	(117,306)	—	—	84,861	1,538	—	84,861
NYLI U.S. Large Cap R&D Leaders ETF	—	48,850	(4,906)	(79)	2,961	46,826	39	—	1,108
NYLI Winslow Large Cap Growth ETF	50,586	4,945	(17,080)	(8)	(2,971)	35,472	1	—	658
NYLI WMC Enduring Capital Fund Class R6	45,236	1,892	(28,905)	2,862	(3,173)	17,912	299	1,593	485
NYLI WMC Growth Fund Class R6	49,479	11,457	(4,412)	(115)	(2,134)	54,275	—	1,670	935
NYLI WMC International Research Equity Fund Class I	34,858	4,970	(1,636)	364	3,092	41,648	983	—	3,695
NYLI WMC Small Companies Fund Class I	46,260	75	(8,555)	2,012	8,096	47,888	74	—	1,377
NYLI WMC Value Fund Class R6	47,700	3,240	(5,958)	302	1,863	47,147	710	2,529	1,300
	$852,981	$300,185	$(311,541)	$21,937	$14,591	$878,153	$10,723	$11,271

Swap Contracts
Open OTC total return equity swap contracts as of April 30, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	iShares 20+ Year Treasury Bond ETF	1 day FEDF plus 0.40%	12/1/26	Daily	14,360	$ —
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF plus 0.55%	12/1/26	Daily	4,789	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	4,733	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	6,114	—
Citibank NA	S&P 500 Energy Sector Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	4,252	—
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
24	NYLI Growth Allocation Fund

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	S&P 500 Financials Sector Total Return Index	1 day FEDF plus 1.05%	12/1/26	Daily	6,824	$ —
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.95%	12/1/26	Daily	4,054	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	17,685	—
						$ —

1.	As of April 30, 2026, cash in the amount of $830,000 was pledged to brokers for OTC swap contracts.
2.	Fund receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of April 30, 2026.

Abbreviation(s):
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 681,042,031	$ —	$ —	$ 681,042,031
Fixed Income Funds	112,249,987	—	—	112,249,987
Total Affiliated Investment Companies	793,292,018	—	—	793,292,018
Short-Term Investment
Affiliated Investment Company	84,860,754	—	—	84,860,754
Total Investments in Securities	878,152,772	—	—	878,152,772
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 878,152,772	$ —	$ —	$ 878,152,772

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
25

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $664,771,667)	$878,152,772
Cash collateral on deposit at broker for swap contracts	830,000
Receivables:
Dividends and interest on OTC swaps contracts	3,237,512
Dividends	425,686
Fund shares sold	226,015
Manager (See Note 3)	10,397
Other assets	87,100
Total assets	882,969,482
Liabilities
Payables:
Fund shares redeemed	189,568
Distribution/Service fees (See Note 3)	181,549
Transfer agent (See Note 3)	151,007
Shareholder communication	65,108
Professional fees	20,439
Custodian	14,743
Trustees	1,310
Accrued expenses	819
Total liabilities	624,543
Net assets	$882,344,939
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$51,608
Additional paid-in-capital	633,304,695
633,356,303
Total distributable earnings (loss)	248,988,636
Net assets	$882,344,939
Class A
Net assets applicable to outstanding shares	$769,004,898
Shares of beneficial interest outstanding	44,999,589
Net asset value per share outstanding	$17.09
Maximum sales charge (3.00% of offering price)	0.53
Maximum offering price per share outstanding	$17.62
Investor Class
Net assets applicable to outstanding shares	$80,435,790
Shares of beneficial interest outstanding	4,689,555
Net asset value per share outstanding	$17.15
Maximum sales charge (2.50% of offering price)	0.44
Maximum offering price per share outstanding	$17.59
Class C
Net assets applicable to outstanding shares	$8,214,246
Shares of beneficial interest outstanding	487,817
Net asset value and offering price per share outstanding	$16.84
Class I
Net assets applicable to outstanding shares	$11,977,212
Shares of beneficial interest outstanding	688,641
Net asset value and offering price per share outstanding	$17.39
SIMPLE Class
Net assets applicable to outstanding shares	$12,712,793
Shares of beneficial interest outstanding	742,458
Net asset value and offering price per share outstanding	$17.12

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
26	NYLI Growth Allocation Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$10,722,787
Expenses
Distribution/Service—Class A (See Note 3)	924,805
Distribution/Service—Investor Class (See Note 3)	98,428
Distribution/Service—Class C (See Note 3)	42,201
Distribution/Service—SIMPLE Class (See Note 3)	29,296
Transfer agent (See Note 3)	389,708
Professional fees	54,494
Shareholder communication	51,833
Registration	40,579
Custodian	14,099
Trustees	12,803
Miscellaneous	14,054
Total expenses before waiver/reimbursement	1,672,300
Expense waiver/reimbursement from Manager (See Note 3)	(66,700)
Net expenses	1,605,600
Net investment income (loss)	9,117,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	21,936,763
Realized capital gain distributions from affiliated investment companies	11,270,996
Swap transactions	3,931,205
Net realized gain (loss)	37,138,964
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	14,590,730
Net realized and unrealized gain (loss)	51,729,694
Net increase (decrease) in net assets resulting from operations	$60,846,881
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
27

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$9,117,187	$13,006,867
Net realized gain (loss)	37,138,964	28,942,638
Net change in unrealized appreciation (depreciation)	14,590,730	46,560,313
Net increase (decrease) in net assets resulting from operations	60,846,881	88,509,818
Distributions to shareholders:
Class A	(35,210,237)	(53,400,657)
Investor Class	(3,500,967)	(6,483,138)
Class B(a)	—	(76,939)
Class C	(317,563)	(801,244)
Class I	(581,061)	(890,060)
SIMPLE Class	(523,602)	(634,687)
Total distributions to shareholders	(40,133,430)	(62,286,725)
Capital share transactions:
Net proceeds from sales of shares	27,014,395	55,493,714
Net asset value of shares issued to shareholders in reinvestment of distributions	39,985,526	62,042,624
Cost of shares redeemed	(60,587,610)	(129,713,976)
Increase (decrease) in net assets derived from capital share transactions	6,412,311	(12,177,638)
Net increase (decrease) in net assets	27,125,762	14,045,455
Net Assets
Beginning of period	855,219,177	841,173,722
End of period	$882,344,939	$855,219,177

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
28	NYLI Growth Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$16.71	$16.23	$13.17	$13.71	$17.89	$14.33
Net investment income (loss) (a)	0.18	0.25	0.29	0.28	0.19	0.16
Net realized and unrealized gain (loss)	1.00	1.46	2.90	0.14	(2.56)	4.22
Total from investment operations	1.18	1.71	3.19	0.42	(2.37)	4.38
Less distributions:
From net investment income	(0.19)	(0.37)	(0.11)	(0.13)	(0.66)	(0.17)
From net realized gain on investments	(0.61)	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)
Total distributions	(0.80)	(1.23)	(0.13)	(0.96)	(1.81)	(0.82)
Net asset value at end of period	$17.09	$16.71	$16.23	$13.17	$13.71	$17.89
Total investment return (b)	7.30%	11.31%	24.29%	3.20%	(14.90)%	31.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.17%††	1.60%	1.87%	2.02%	1.30%	0.98%
Net expenses (c)	0.35%††	0.36%	0.34%	0.35%	0.35%	0.35%
Portfolio turnover rate	24%	17%	32%	27%	25%	29%
Net assets at end of period (in 000’s)	$769,005	$741,967	$714,585	$603,146	$603,691	$728,402

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$16.74	$16.25	$13.19	$13.73	$17.91	$14.33
Net investment income (loss) (a)	0.16	0.22	0.26	0.25	0.17	0.14
Net realized and unrealized gain (loss)	1.01	1.46	2.90	0.15	(2.58)	4.22
Total from investment operations	1.17	1.68	3.16	0.40	(2.41)	4.36
Less distributions:
From net investment income	(0.15)	(0.33)	(0.08)	(0.11)	(0.62)	(0.13)
From net realized gain on investments	(0.61)	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)
Total distributions	(0.76)	(1.19)	(0.10)	(0.94)	(1.77)	(0.78)
Net asset value at end of period	$17.15	$16.74	$16.25	$13.19	$13.73	$17.91
Total investment return (b)	7.20%	11.05%	24.02%	2.97%	(15.05)%	31.27%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.98%††	1.41%	1.70%	1.84%	1.11%	0.82%
Net expenses (c)	0.55%††	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.70%††	0.68%	0.68%	0.69%	0.60%	0.68%
Portfolio turnover rate	24%	17%	32%	27%	25%	29%
Net assets at end of period (in 000's)	$80,436	$81,143	$91,193	$92,321	$99,449	$122,265

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
29

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$16.36	$15.88	$12.92	$13.46	$17.59	$14.10
Net investment income (loss) (a)	0.10	0.11	0.14	0.15	0.05	0.02
Net realized and unrealized gain (loss)	0.99	1.42	2.84	0.14	(2.53)	4.14
Total from investment operations	1.09	1.53	2.98	0.29	(2.48)	4.16
Less distributions:
From net investment income	(0.00)‡	(0.19)	—	—	(0.50)	(0.02)
From net realized gain on investments	(0.61)	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)
Total distributions	(0.61)	(1.05)	(0.02)	(0.83)	(1.65)	(0.67)
Net asset value at end of period	$16.84	$16.36	$15.88	$12.92	$13.46	$17.59
Total investment return (b)	6.85%	10.22%	23.09%	2.19%	(15.70)%	30.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.25%††	0.73%	0.96%	1.11%	0.36%	0.09%
Net expenses (c)	1.30%††	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.45%††	1.43%	1.43%	1.44%	1.35%	1.43%
Portfolio turnover rate	24%	17%	32%	27%	25%	29%
Net assets at end of period (in 000’s)	$8,214	$9,034	$12,973	$14,669	$20,272	$29,440

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$17.01	$16.51	$13.39	$13.93	$18.15	$14.52
Net investment income (loss) (a)	0.20	0.30	0.33	0.32	0.23	0.21
Net realized and unrealized gain (loss)	1.02	1.47	2.95	0.14	(2.60)	4.27
Total from investment operations	1.22	1.77	3.28	0.46	(2.37)	4.48
Less distributions:
From net investment income	(0.23)	(0.41)	(0.14)	(0.17)	(0.70)	(0.20)
From net realized gain on investments	(0.61)	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)
Total distributions	(0.84)	(1.27)	(0.16)	(1.00)	(1.85)	(0.85)
Net asset value at end of period	$17.39	$17.01	$16.51	$13.39	$13.93	$18.15
Total investment return (b)	7.43%	11.53%	24.64%	3.42%	(14.68)%	31.82%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.43%††	1.86%	2.10%	2.33%	1.51%	1.23%
Net expenses (c)	0.10%††	0.11%	0.09%	0.10%	0.10%	0.10%
Portfolio turnover rate	24%	17%	32%	27%	25%	29%
Net assets at end of period (in 000’s)	$11,977	$11,766	$11,578	$9,104	$7,974	$11,142

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
30	NYLI Growth Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$16.73	$16.26	$13.19	$13.71	$17.89	$14.33
Net investment income (loss) (a)	0.16	0.21	0.24	0.22	0.12	0.06
Net realized and unrealized gain (loss)	1.00	1.46	2.91	0.16	(2.57)	4.25
Total from investment operations	1.16	1.67	3.15	0.38	(2.45)	4.31
Less distributions:
From net investment income	(0.16)	(0.34)	(0.06)	(0.07)	(0.58)	(0.10)
From net realized gain on investments	(0.61)	(0.86)	(0.02)	(0.83)	(1.15)	(0.65)
Total distributions	(0.77)	(1.20)	(0.08)	(0.90)	(1.73)	(0.75)
Net asset value at end of period	$17.12	$16.73	$16.26	$13.19	$13.71	$17.89
Total investment return (b)	7.16%	11.01%	23.95%	2.84%	(15.29)%	30.89%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.89%††	1.31%	1.56%	1.62%	0.79%	0.37%
Net expenses (c)	0.58%††	0.60%	0.60%	0.70%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.58%††	0.60%	0.60%	0.70%	0.85%	0.93%
Portfolio turnover rate	24%	17%	32%	27%	25%	29%
Net assets at end of period (in 000’s)	$12,713	$11,309	$8,310	$4,822	$3,072	$1,567

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
31

NYLI Equity Allocation Fund
Portfolio of Investments April 30, 2026†^(Unaudited)
	Shares	Value
Affiliated Investment Companies 96.3%
Equity Funds 96.3%
NYLI Candriam Emerging Markets Equity Fund Class R6 (a)	1,650,850	$ 26,548,147
NYLI Candriam International Equity ETF (a)	644,062	24,055,909
NYLI Candriam U.S. Large Cap Equity ETF (a)	671,785	38,889,634
NYLI Candriam U.S. Mid Cap Equity ETF (a)	1,306,870	48,595,700
NYLI Epoch Capital Growth Fund Class I	106,019	1,729,005
NYLI Epoch International Choice Fund Class I (a)	509,222	26,843,105
NYLI Epoch U.S. Equity Yield Fund Class R6 (a)	1,258,855	30,988,856
NYLI Fiera SMID Growth Fund Class R6 (a)	1,030,042	18,161,702
NYLI FTSE International Equity Currency Neutral ETF	275,500	9,873,920
NYLI PineStone International Equity Fund Class R6	258,709	4,633,658
NYLI PineStone U.S. Equity Fund Class R6 (a)	703,574	14,794,900
NYLI S&P 500 Index Fund Class I (a)	320,299	25,154,380
NYLI U.S. Large Cap R&D Leaders ETF (a)	618,314	26,123,705
NYLI Winslow Large Cap Growth ETF (a)	492,308	26,520,632
NYLI WMC Enduring Capital Fund Class R6 (a)	382,426	14,130,348
NYLI WMC Growth Fund Class R6 (a)	730,002	42,354,357
NYLI WMC International Research Equity Fund Class I (a)	2,640,918	29,766,051
NYLI WMC Small Companies Fund Class I (a)	1,020,195	35,468,620
NYLI WMC Value Fund Class R6 (a)	891,042	32,322,290
Total Affiliated Investment Companies (Cost $333,303,582)		476,954,919
Short-Term Investment 3.1%
Affiliated Investment Company 3.1%
NYLI U.S. Government Liquidity Fund, 3.536% (b)	15,313,895	15,313,895
Total Short-Term Investment (Cost $15,313,895)	3.1%	15,313,895
Total Investments (Cost $348,617,477)	99.4%	492,268,814
Other Assets, Less Liabilities	0.6	2,916,918
Net Assets	100.0%	$ 495,185,732

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	As of April 30, 2026, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of April 30, 2026.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
32	NYLI Equity Allocation Fund

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI Candriam Emerging Markets Equity Fund Class R6	$ 24,229	$ 1,999	$ (3,542)	$ 630	$ 3,232	$ 26,548	$ 310	$ 1,004	1,651
NYLI Candriam International Equity ETF	21,192	2,105	(1,035)	95	1,699	24,056	208	—	644
NYLI Candriam U.S. Large Cap Equity ETF	34,215	7,252	(5,004)	2,301	126	38,890	180	—	672
NYLI Candriam U.S. Mid Cap Equity ETF	33,599	12,522	(689)	34	3,130	48,596	222	—	1,307
NYLI Epoch Capital Growth Fund Class I	1,672	130	(33)	2	(42)	1,729	7	124	106
NYLI Epoch International Choice Fund Class I	23,524	1,056	(582)	52	2,793	26,843	482	—	509
NYLI Epoch U.S. Equity Yield Fund Class R6	33,472	1,764	(5,770)	880	643	30,989	296	1,467	1,259
NYLI Fiera SMID Growth Fund Class R6	33,915	3,068	(18,107)	883	(1,597)	18,162	—	870	1,030
NYLI FTSE International Equity Currency Neutral ETF	9,623	—	(861)	381	731	9,874	240	—	276
NYLI PineStone International Equity Fund Class R6	16,072	339	(11,898)	2,250	(2,129)	4,634	147	56	259
NYLI PineStone U.S. Equity Fund Class R6	33,110	382	(18,783)	2,793	(2,707)	14,795	155	227	704
NYLI S&P 500 Index Fund Class I	—	23,745	—	—	1,409	25,154	—	—	320
NYLI U.S. Government Liquidity Fund	16,663	56,989	(58,339)	—	—	15,313	286	—	15,314
NYLI U.S. Large Cap R&D Leaders ETF	—	27,260	(2,743)	(44)	1,651	26,124	22	—	618
NYLI Winslow Large Cap Growth ETF	34,600	6,634	(12,646)	(559)	(1,508)	26,521	1	—	492
NYLI WMC Enduring Capital Fund Class R6	32,801	1,252	(19,661)	1,617	(1,879)	14,130	197	1,054	382
NYLI WMC Growth Fund Class R6	34,402	10,779	(1,345)	(40)	(1,442)	42,354	—	1,193	730
NYLI WMC International Research Equity Fund Class I	24,001	4,394	(1,076)	216	2,231	29,766	678	—	2,641
NYLI WMC Small Companies Fund Class I	33,752	1,569	(7,390)	1,465	6,073	35,469	56	—	1,020
NYLI WMC Value Fund Class R6	33,211	2,176	(4,564)	351	1,148	32,322	477	1,699	891
	$474,053	$165,415	$(174,068)	$13,307	$13,562	$492,269	$3,964	$7,694

Swap Contracts
Open OTC total return equity swap contracts as of April 30, 2026 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF minus 2.00%	12/1/26	Daily	(13,218)	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 0.40%	12/1/26	Daily	(2,378)	—
Citibank NA	iShares MSCI Emerging Markets ex China ETF	1 day FEDF plus 0.40%	12/1/26	Daily	2,625	—
JPMorgan Chase Bank NA	Russell 2000 Total Return Index	1 day FEDF plus 0.42%	4/8/27	Daily	4,112	—
Citibank NA	S&P 500 Energy Sector Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	1,970	—
Citibank NA	S&P 500 Financials Sector Total Return Index	1 day FEDF plus 1.05%	12/1/26	Daily	22,547	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.35%	12/1/26	Daily	(1,802)	—
Citibank NA	S&P Midcap 400 Total Return Index	1 day FEDF plus 0.85%	12/1/26	Daily	6,373	—
						$ —

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
33

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
1.	As of April 30, 2026, cash in the amount of $1,852,841 was pledged to brokers for OTC swap contracts.
2.	Fund receives on long positions or pays on short positions the floating rate total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of April 30, 2026.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 476,954,919	$ —	$ —	$ 476,954,919
Short-Term Investment
Affiliated Investment Company	15,313,895	—	—	15,313,895
Total Investments in Securities	492,268,814	—	—	492,268,814
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$ 492,268,814	$ —	$ —	$ 492,268,814

(a)	For a complete listing of investments, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
34	NYLI Equity Allocation Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in affiliated investment companies, at value (identified cost $348,617,477)	$492,268,814
Cash collateral on deposit at broker for swap contracts	1,852,841
Receivables:
Dividends and interest on OTC swaps contracts	1,238,240
Fund shares sold	121,280
Dividends	46,740
Manager (See Note 3)	6,793
Other assets	78,677
Total assets	495,613,385
Liabilities
Payables:
Fund shares redeemed	164,719
Distribution/Service fees (See Note 3)	103,201
Transfer agent (See Note 3)	88,243
Shareholder communication	40,151
Professional fees	18,492
Custodian	11,308
Trustees	720
Accrued expenses	819
Total liabilities	427,653
Net assets	$495,185,732
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$26,543
Additional paid-in-capital	334,031,573
334,058,116
Total distributable earnings (loss)	161,127,616
Net assets	$495,185,732
Class A
Net assets applicable to outstanding shares	$430,695,897
Shares of beneficial interest outstanding	23,071,959
Net asset value per share outstanding	$18.67
Maximum sales charge (3.00% of offering price)	0.58
Maximum offering price per share outstanding	$19.25
Investor Class
Net assets applicable to outstanding shares	$48,061,484
Shares of beneficial interest outstanding	2,576,417
Net asset value per share outstanding	$18.65
Maximum sales charge (2.50% of offering price)	0.48
Maximum offering price per share outstanding	$19.13
Class C
Net assets applicable to outstanding shares	$5,347,917
Shares of beneficial interest outstanding	301,172
Net asset value and offering price per share outstanding	$17.76
Class I
Net assets applicable to outstanding shares	$1,658,397
Shares of beneficial interest outstanding	86,103
Net asset value and offering price per share outstanding	$19.26
SIMPLE Class
Net assets applicable to outstanding shares	$9,422,037
Shares of beneficial interest outstanding	507,349
Net asset value and offering price per share outstanding	$18.57

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
35

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Dividend distributions from affiliated investment companies	$3,964,381
Expenses
Distribution/Service—Class A (See Note 3)	515,769
Distribution/Service—Investor Class (See Note 3)	58,178
Distribution/Service—Class C (See Note 3)	26,571
Distribution/Service—SIMPLE Class (See Note 3)	20,755
Transfer agent (See Note 3)	226,433
Professional fees	41,329
Registration	38,370
Shareholder communication	33,506
Custodian	14,252
Trustees	7,162
Miscellaneous	8,709
Total expenses before waiver/reimbursement	991,034
Expense waiver/reimbursement from Manager (See Note 3)	(42,711)
Net expenses	948,323
Net investment income (loss)	3,016,058
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Affiliated investment company transactions	13,307,417
Realized capital gain distributions from affiliated investment companies	7,694,012
Swap transactions	1,369,916
Payments from affiliates (See Note 3)	10,417
Net realized gain (loss)	22,381,762
Net change in unrealized appreciation (depreciation) on: Affiliated investments companies	13,561,508
Net realized and unrealized gain (loss)	35,943,270
Net increase (decrease) in net assets resulting from operations	$38,959,328
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
36	NYLI Equity Allocation Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,016,058	$3,110,197
Net realized gain (loss)	22,381,762	21,523,329
Net change in unrealized appreciation (depreciation)	13,561,508	31,252,863
Net increase (decrease) in net assets resulting from operations	38,959,328	55,886,389
Distributions to shareholders:
Class A	(23,896,463)	(24,205,209)
Investor Class	(2,549,406)	(3,150,769)
Class B(a)	—	(43,691)
Class C	(266,676)	(382,370)
Class I	(106,320)	(153,800)
SIMPLE Class	(452,587)	(339,007)
Total distributions to shareholders	(27,271,452)	(28,274,846)
Capital share transactions:
Net proceeds from sales of shares	15,153,541	34,012,003
Net asset value of shares issued to shareholders in reinvestment of distributions	27,122,617	28,121,168
Cost of shares redeemed	(34,559,573)	(74,948,847)
Increase (decrease) in net assets derived from capital share transactions	7,716,585	(12,815,676)
Net increase (decrease) in net assets	19,404,461	14,795,867
Net Assets
Beginning of period	475,781,271	460,985,404
End of period	$495,185,732	$475,781,271

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
37

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$18.26	$17.25	$13.54	$14.50	$19.80	$14.86
Net investment income (loss) (a)	0.12	0.12	0.15	0.16	0.14	0.11
Net realized and unrealized gain (loss)	1.35	1.98	3.56	0.34	(3.19)	5.64
Total from investment operations	1.47	2.10	3.71	0.50	(3.05)	5.75
Less distributions:
From net investment income	(0.19)	(0.18)	—	(0.18)	(0.86)	(0.08)
From net realized gain on investments	(0.87)	(0.91)	—	(1.28)	(1.39)	(0.73)
Total distributions	(1.06)	(1.09)	—	(1.46)	(2.25)	(0.81)
Net asset value at end of period	$18.67	$18.26	$17.25	$13.54	$14.50	$19.80
Total investment return (b)	8.41%	12.93%	27.40%	3.60%	(17.56)%	39.73%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.30%††	0.71%	0.93%	1.16%	0.89%	0.60%
Net expenses (c)	0.37%††	0.38%	0.37%	0.39%	0.37%	0.38%
Portfolio turnover rate	23%	15%	30%	23%	17%	27%
Net assets at end of period (in 000’s)	$430,696	$412,842	$387,368	$311,491	$302,559	$372,926

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$18.22	$17.21	$13.52	$14.48	$19.78	$14.84
Net investment income (loss) (a)	0.10	0.10	0.13	0.14	0.12	0.09
Net realized and unrealized gain (loss)	1.35	1.96	3.56	0.33	(3.20)	5.62
Total from investment operations	1.45	2.06	3.69	0.47	(3.08)	5.71
Less distributions:
From net investment income	(0.15)	(0.14)	—	(0.15)	(0.83)	(0.04)
From net realized gain on investments	(0.87)	(0.91)	—	(1.28)	(1.39)	(0.73)
Total distributions	(1.02)	(1.05)	—	(1.43)	(2.22)	(0.77)
Net asset value at end of period	$18.65	$18.22	$17.21	$13.52	$14.48	$19.78
Total investment return (b)	8.28%	12.69%	27.29%	3.41%	(17.72)%	39.50%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.13%††	0.56%	0.80%	1.02%	0.73%	0.48%
Net expenses (c)	0.55%††	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses (before waiver/reimbursement) (c)	0.71%††	0.70%	0.70%	0.72%	0.63%	0.71%
Portfolio turnover rate	23%	15%	30%	23%	17%	27%
Net assets at end of period (in 000's)	$48,061	$47,863	$53,165	$54,091	$58,318	$73,138

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
38	NYLI Equity Allocation Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$17.31	$16.38	$12.97	$13.93	$19.11	$14.42
Net investment income (loss) (a)	0.03	(0.02)	0.01	0.04	(0.00)‡	(0.04)
Net realized and unrealized gain (loss)	1.29	1.86	3.40	0.31	(3.10)	5.46
Total from investment operations	1.32	1.84	3.41	0.35	(3.10)	5.42
Less distributions:
From net investment income	(0.00)‡	—	—	(0.03)	(0.69)	—
From net realized gain on investments	(0.87)	(0.91)	—	(1.28)	(1.39)	(0.73)
Total distributions	(0.87)	(0.91)	—	(1.31)	(2.08)	(0.73)
Net asset value at end of period	$17.76	$17.31	$16.38	$12.97	$13.93	$19.11
Total investment return (b)	7.93%	11.87%	26.29%	2.64%	(18.37)%	38.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	0.38%††	(0.12)%	0.04%	0.30%	(0.00)%‡‡	(0.25)%
Net expenses (c)	1.30%††	1.30%	1.30%	1.30%	1.30%	1.30%
Expenses (before waiver/reimbursement) (c)	1.46%††	1.45%	1.45%	1.47%	1.38%	1.46%
Portfolio turnover rate	23%	15%	30%	23%	17%	27%
Net assets at end of period (in 000’s)	$5,348	$5,516	$7,653	$7,961	$10,763	$16,001

*	Unaudited.
‡	Less than one cent per share.
‡‡	Less than one-tenth of a percent.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
39

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$18.82	$17.74	$13.88	$14.84	$20.21	$15.15
Net investment income (loss) (a)	0.15	0.16	0.20	0.21	0.19	0.16
Net realized and unrealized gain (loss)	1.39	2.03	3.66	0.32	(3.27)	5.74
Total from investment operations	1.54	2.19	3.86	0.53	(3.08)	5.90
Less distributions:
From net investment income	(0.23)	(0.20)	—	(0.21)	(0.90)	(0.11)
From net realized gain on investments	(0.87)	(0.91)	—	(1.28)	(1.39)	(0.73)
Total distributions	(1.10)	(1.11)	—	(1.49)	(2.29)	(0.84)
Net asset value at end of period	$19.26	$18.82	$17.74	$13.88	$14.84	$20.21
Total investment return (b)	8.56%	13.15%	27.81%	3.80%	(17.35)%	40.05%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.58%††	0.91%	1.17%	1.43%	1.16%	0.86%
Net expenses (c)	0.11%††	0.13%	0.12%	0.14%	0.12%	0.13%
Portfolio turnover rate	23%	15%	30%	23%	17%	27%
Net assets at end of period (in 000’s)	$1,658	$1,900	$5,918	$4,968	$5,463	$6,649

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
SIMPLE Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$18.16	$17.18	$13.51	$14.46	$19.75	$14.84
Net investment income (loss) (a)	0.09	0.07	0.10	0.09	0.05	(0.01)
Net realized and unrealized gain (loss)	1.35	1.97	3.57	0.35	(3.17)	5.68
Total from investment operations	1.44	2.04	3.67	0.44	(3.12)	5.67
Less distributions:
From net investment income	(0.16)	(0.15)	—	(0.11)	(0.78)	(0.03)
From net realized gain on investments	(0.87)	(0.91)	—	(1.28)	(1.39)	(0.73)
Total distributions	(1.03)	(1.06)	—	(1.39)	(2.17)	(0.76)
Net asset value at end of period	$18.57	$18.16	$17.18	$13.51	$14.46	$19.75
Total investment return (b)	8.29%	12.61%	27.17%	3.19%	(17.91)%	39.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	1.02%††	0.42%	0.59%	0.62%	0.30%	(0.07)%
Net expenses (c)	0.59%††	0.62%	0.62%	0.79%	0.80%	0.80%
Expenses (before waiver/reimbursement) (c)	0.59%††	0.62%	0.62%	0.79%	0.88%	0.96%
Portfolio turnover rate	23%	15%	30%	23%	17%	27%
Net assets at end of period (in 000’s)	$9,422	$7,661	$5,175	$2,742	$1,383	$463

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. SIMPLE Class shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
40	NYLI Equity Allocation Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds” and each individually, referred to as a “Fund"). These financial statements and notes relate to the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (collectively referred to as the "Allocation Funds" and each individually referred to as an "Allocation Fund"). Each is a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists each Allocation Fund's share classes that have been registered and commenced operations:
Fund	Share Classes Commenced Operations
NYLI Conservative Allocation Fund	Class A, Investor Class, Class C, Class I, SIMPLE Class
NYLI Moderate Allocation Fund	Class A, Investor Class, Class C, Class I, SIMPLE Class
NYLI Growth Allocation Fund	Class A, Investor Class, Class C, Class I, SIMPLE Class
NYLI Equity Allocation Fund	Class A, Investor Class, Class C, Class I, SIMPLE Class
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge ("CDSC") of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a CDSC of 1.00% may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I and SIMPLE Class shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Funds' prospectus, Investor Class shares may convert automatically to Class A shares. SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of an Allocation Fund may be converted to one or more other share classes of the Allocation Funds as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A, Investor Class and SIMPLE Class shares. Class I shares are not subject to a distribution and/or service fee.
The investment objective for each of the Allocation Funds is as follows:
The NYLI Conservative Allocation Fund seeks current income and, secondarily, long-term growth of capital.
The NYLI Moderate Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Growth Allocation Fund seeks long-term growth of capital and, secondarily, current income.
The NYLI Equity Allocation Fund seeks long-term growth of capital.
The Allocation Funds are "funds-of-funds" that seek to achieve their investment objectives by investing in mutual funds and exchange-traded funds (“ETFs”) managed by New York Life Investment Management LLC ("New York Life Investment Management" or “Manager”) or its affiliates (the “Underlying Funds”). The NYLI Equity Allocation Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in Underlying Equity Funds.
Note 2–Significant Accounting Policies
The Allocation Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Allocation Funds prepare their financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follow the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on each day the Allocation Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in each Allocation Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily

41

Notes to Financial Statements (Unaudited) (continued)
available. The Allocation Funds' and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Allocation Fund investments. The Valuation Designee may value the Allocation Funds' portfolio securities for which market quotations are not readily available and other Allocation Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Allocation Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Allocation Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Allocation Fund. Unobservable inputs reflect each Allocation Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Allocation Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Allocation Fund’s assets and liabilities as of April 30, 2026, is included at the end of each Allocation Fund’s Portfolio of Investments.
ETFs are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Allocation Funds will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

42	NYLI Asset Allocation Funds

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  Each Allocation Fund is treated as a separate entity for federal income tax purposes. The Allocation Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of each Allocation Fund within the allowable time limits.
The Manager evaluates each Allocation Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Allocation Funds' tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Allocation Funds' financial statements. The Allocation Funds' federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund each intend to declare and pay dividends from net investment income and distributions from net realized capital and currency gains, if any, at least annually. The NYLI Conservative Allocation Fund intends to declare and dividends from net investment income, if any, at least quarterly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the respective Allocation Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Allocation Funds record security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividends and distributions received by the Allocation Funds from the Underlying Funds are recorded on the ex-dividend date.
Investment income and realized and unrealized gains and losses on investments of the Allocation Funds are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Allocation Funds, including those of related parties to the Allocation Funds, are shown in the Statement of Operations.
Additionally, the Allocation Funds may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Allocation Funds' chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Allocation Funds' President, the Allocation Funds' Treasurer, the Allocation Funds' Assistant Treasurers, a representative from the Allocation Funds' Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Allocation Funds' Distributor. The Committee has determined that the Allocation Funds have a single operating segment based on the fact that the Committee monitors the operating results of the Allocation Funds as a whole and the Allocation Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of the Allocation Funds' prospectus, based on a defined investment strategy which is executed by the Allocation Funds' portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Allocation Funds' Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Swap Contracts. The Allocation Funds may enter into credit default, interest rate, equity, index and currency exchange rate swap contracts (“swaps”). In a typical swap transaction, two parties agree to exchange the future returns (or differentials in rates of future returns) earned or realized at periodic intervals on a particular investment or
43

Notes to Financial Statements (Unaudited) (continued)
instrument based on a notional principal amount. Generally, the Allocation Funds will enter into a swap on a net basis, which means that the two payment streams under the swap are netted, with the Allocation Funds receiving or paying (as the case may be) only the net amount of the two payment streams. Therefore, the Allocation Funds' current obligation under a swap generally will be equal to the net amount to be paid or received under the swap, based on the relative value of notional positions attributable to each counterparty to the swap. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the terms of the swap. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be executed in a multilateral or other trade facility platforms, such as a registered commodities exchange (“centrally cleared swaps”).
Certain standardized swaps, including certain credit default and interest rate swaps, are subject to mandatory clearing and exchange-trading, and more types of standardized swaps are expected to be subject to mandatory clearing and exchange-trading in the future. The counterparty risk for exchange-traded and cleared derivatives is expected to be generally lower than for uncleared derivatives, but cleared contracts are not risk-free. In a cleared derivative transaction, the Allocation Funds typically enter into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Allocation Funds' exposure to the credit risk of its original counterparty. The Allocation Funds will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Allocation Funds would be required to post in an uncleared transaction.
Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. Any payments made or received upon entering into a swap would be amortized or accreted over the life of the swap and recorded as a realized gain or loss. Early termination of a swap is recorded as a realized gain or loss. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statement of Assets and Liabilities.
The Allocation Funds bear the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The Allocation Funds may be able to eliminate its exposure under a swap either by assignment or other disposition, or by entering into an offsetting swap with the same party or a similar credit-worthy party. Swaps are not actively traded on financial markets. Entering into swaps involves elements of credit, market, leverage, liquidity, operational, counterparty and legal/documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibilities that there will be no liquid market for these swaps, that the counterparty to the swaps may default on its obligation to perform or disagree as to the meaning of the contractual terms in the swaps and that there may be unfavorable changes in interest rates, the price of the index or the security underlying these transactions, among other risks.
Equity Swaps (Total Return Swaps). Total return swap contracts are agreements between counterparties to exchange cash flow, one based on a market-linked return of an individual asset or group of assets (such as an index), and the other on a fixed or floating rate. As a total return swap, an equity swap may be structured in different ways. For example, when the Allocation Funds enter into a “long” equity swap, the counterparty may agree to pay the Allocation Funds the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular referenced security or securities, plus the dividends that would have been received on those securities. In return, the Allocation Funds will generally agree to pay the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such referenced security or securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Therefore, the Allocation Funds' return on the equity swap generally should equal the gain or loss on the notional amount, plus dividends on the referenced security or securities less the interest paid by the Allocation Funds on the notional amount. Alternatively, when the Allocation Funds enter into a “short” equity swap, the counterparty will generally agree to pay the Allocation Funds the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Allocation Funds sold a particular referenced security or securities short, less the dividend expense that the Allocation Funds would have incurred on the referenced security or securities, as adjusted for interest payments or other economic factors. In this situation, the Allocation Funds will generally be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested directly in the referenced security or securities.
Equity swaps generally do not involve the delivery of securities or other referenced assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Allocation Funds are contractually obligated to make. If the other party to an equity swap defaults, the Allocation Funds' risk of loss consists of the net amount of payments that the Allocation Funds are contractually entitled to receive, if any.
Equity swaps are derivatives and their value can be very volatile. The Allocation Funds may engage in total return swaps to gain exposure to emerging markets securities, along with offsetting long total return swap positions to maintain appropriate currency balances and risk exposures across all swap positions. To the extent that the Manager, or the Subadvisor do not accurately analyze and predict future market trends, the values or assets or economic factors, the Allocation Funds may suffer a loss, which may be substantial.

44	NYLI Asset Allocation Funds

(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Allocation Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Allocation Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Allocation Funds that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Allocation Funds.
(J) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Allocation Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Allocation Funds' financial positions, performance and cash flows.
The Allocation Funds entered into total return swap contracts to seek to enhance returns or reduce the risk of loss by hedging certain of the Allocation Funds' holdings. These derivatives are not accounted for as hedging instruments.
NYLI Conservative Allocation Fund
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$1,860,376
Total Net Realized Gain (Loss)	$1,860,376

Average Notional Amount	Total
Swap Contracts Long	$29,092,340
Swap Contracts Short (a)	$(3,251,223)

(a)	Positions were open for three months during the reporting period.
NYLI Moderate Allocation Fund
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$4,150,214
Total Net Realized Gain (Loss)	$4,150,214

Average Notional Amount	Total
Swap Contracts Long	$63,945,898
Swap Contracts Short (a)	$(8,137,948)

(a)	Positions were open for three months during the reporting period.
NYLI Growth Allocation Fund
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$3,931,205
Total Net Realized Gain (Loss)	$3,931,205

Average Notional Amount	Total
Swap Contracts Long	$76,116,747
Swap Contracts Short (a)	$(16,657,052)

(a)	Positions were open for four months during the reporting period.
NYLI Equity Allocation Fund
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Equity Contracts Risk
Swap Transactions	$1,369,916
Total Net Realized Gain (Loss)	$1,369,916

Average Notional Amount	Total
Swap Contracts Long	$34,929,879
Swap Contracts Short	$(15,715,459)
Note 3–Fees and Related Party Transactions
(A) Manager.  New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”), serves as the Allocation Funds' Manager, pursuant to an Amended and Restated Management Agreement (“Management Agreement”) and is responsible for the day-to-day portfolio management of the Allocation Funds. The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Allocation Funds. Except for the portion of salaries and expenses that are the responsibility of the Allocation Funds, the Manager pays the salaries and expenses of all personnel affiliated with the Allocation Funds and certain operational expenses of the Allocation Funds. The Allocation Funds reimburse New York Life Investment Management in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to the Allocation Funds.
45

Notes to Financial Statements (Unaudited) (continued)
The Allocation Funds do not pay any fees to the Manager in return for the services performed under the Management Agreement. The Allocation Funds do, however, indirectly pay a proportionate share of the management fees paid to the managers of the Underlying Funds in which the Allocation Funds invest.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustees expenses, brokerage and other transaction expenses relating to the purchase and sale of portfolio investments, and acquired (underlying) fund fees and expenses) of a class do not exceed the following percentages of average daily net assets for each class of the Allocation Funds:
Class
Class A	0.50%
Investor Class	0.55
Class C	1.30
Class I	0.25
SIMPLE Class	0.80
This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management waived its fees and/or reimbursed expenses of the Allocation Funds as follows:
Fund	Total
NYLI Conservative Allocation Fund	$28,890
NYLI Moderate Allocation Fund	60,182
NYLI Growth Allocation Fund	66,700
NYLI Equity Allocation Fund	42,711
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Allocation Funds. These services include calculating the Allocation Funds' daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Allocation Funds' administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Allocation Funds.
(B) Distribution, Service and Shareholder Service Fees.  The Trust, on behalf of the Allocation Funds, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Allocation Funds have adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Pursuant to the SIMPLE Class Plan, SIMPLE Class shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the SIMPLE Class shares, for a total 12b-1 fee of 0.50%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Allocation Funds' shares and service activities.
(C) Sales Charges.  The Allocation Funds were advised by the Distributor that the amount of initial sales charges retained on sales of each class of shares during the six-month period ended April 30, 2026, was as follows:
NYLI Conservative Allocation Fund
Class A	$ 10,856
Investor Class	1,884

NYLI Moderate Allocation Fund
Class A	$ 30,714
Investor Class	6,313

NYLI Growth Allocation Fund
Class A	$ 33,559
Investor Class	6,672

NYLI Equity Allocation Fund
Class A	$ 17,673
Investor Class	2,989
The Allocation Funds were also advised that the Distributor retained CDSCs on redemptions of Class A, Investor Class and Class C shares during the six-month period ended April 30, 2026, as follows:
NYLI Conservative Allocation Fund
Class A	$ 1,494
Investor Class	8
Class C	321

46	NYLI Asset Allocation Funds

NYLI Moderate Allocation Fund
Class A	$ 4,174
Investor Class	4
Class C	576

NYLI Growth Allocation Fund
Class A	$ 1,954
Class C	449

NYLI Equity Allocation Fund
Class A	$ 4,451
Class C	176
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent.   NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Allocation Funds’ transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor and Distribution Solutions, Inc. ("SS& C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Allocation Funds and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
NYLI Conservative Allocation Fund	Expense	Waived
Class A	$ 88,408	$—
Investor Class	53,407	—
Class C	11,333	—
Class I	1,294	—
SIMPLE Class	741	—

NYLI Moderate Allocation Fund	Expense	Waived
Class A	$ 180,309	$—
Investor Class	137,918	—
Class C	14,976	—
Class I	2,151	—
SIMPLE Class	3,096	—

NYLI Growth Allocation Fund	Expense	Waived
Class A	$ 204,850	$—
Investor Class	161,857	—
Class C	17,335	—
Class I	3,246	—
SIMPLE Class	2,420	—

NYLI Equity Allocation Fund	Expense	Waived
Class A	$ 118,957	$—
Investor Class	94,616	—
Class C	10,803	—
Class I	508	—
SIMPLE Class	1,549	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Allocation Funds with the values and percentages of net assets as follows:
NYLI Conservative Allocation Fund
SIMPLE Class	$32,447	0.6%

NYLI Moderate Allocation Fund
SIMPLE Class	$36,056	0.2%

NYLI Growth Allocation Fund
SIMPLE Class	$40,075	0.3%

NYLI Equity Allocation Fund
SIMPLE Class	$43,194	0.5%
47

Notes to Financial Statements (Unaudited) (continued)
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of each Allocation Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
NYLI Conservative Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$325,817,613	$37,683,174	$(2,821,834)	$34,861,340

NYLI Moderate Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$666,802,620	$135,666,709	$(2,472,764)	$133,193,945

NYLI Growth Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$670,933,056	$207,643,000	$(423,284)	$207,219,716

NYLI Equity Allocation Fund
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$353,374,928	$138,893,886	$—	$138,893,886

During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
	2025
Fund	Ordinary Income	Long-Term Capital Gains	Total
NYLI Conservative Allocation Fund	$10,553,764	$3,049,024	$13,602,788
NYLI Moderate Allocation Fund	26,736,832	22,583,597	49,320,429
NYLI Growth Allocation Fund	22,927,647	39,359,078	62,286,725
NYLI Equity Allocation Fund	6,511,866	21,762,980	28,274,846

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Allocation Funds. Custodial fees are charged to each Allocation Fund based on each Allocation Fund's net assets and the market value of securities held by each Allocation Fund and the number of certain transactions incurred by each Allocation Fund.
Note 6–Line of Credit
The Allocation Funds and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Allocation Funds and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Allocation Funds, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Allocation Funds under the Credit Agreement.

48	NYLI Asset Allocation Funds

Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Allocation Funds, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Allocation Funds and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Allocation Funds.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities were as follows:
Fund	Purchases	Sales
NYLI Conservative Allocation Fund	$69,203	$75,322
NYLI Moderate Allocation Fund	170,092	176,881
NYLI Growth Allocation Fund	188,016	194,233
NYLI Equity Allocation Fund	108,426	115,730
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
NYLI Conservative Allocation Fund
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	632,014	$7,931,909
Shares issued to shareholders in reinvestment of distributions	1,092,766	13,453,339
Shares redeemed	(2,087,024)	(26,168,490)
Net increase (decrease) in shares outstanding before conversion	(362,244)	(4,783,242)
Shares converted into Class A (See Note 1)	131,588	1,650,748
Net increase (decrease)	(230,656)	$(3,132,494)
Year ended October 31, 2025:
Shares sold	1,853,435	$22,316,873
Shares issued to shareholders in reinvestment of distributions	1,009,163	11,864,338
Shares redeemed	(5,097,502)	(61,314,133)
Net increase (decrease) in shares outstanding before conversion	(2,234,904)	(27,132,922)
Shares converted into Class A (See Note 1)	502,108	6,112,218
Net increase (decrease)	(1,732,796)	$(21,020,704)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	93,958	$1,177,737
Shares issued to shareholders in reinvestment of distributions	85,474	1,052,364
Shares redeemed	(164,197)	(2,056,390)
Net increase (decrease) in shares outstanding before conversion	15,235	173,711
Shares converted into Investor Class (See Note 1)	11,944	150,602
Shares converted from Investor Class (See Note 1)	(119,201)	(1,493,605)
Net increase (decrease)	(92,022)	$(1,169,292)
Year ended October 31, 2025:
Shares sold	166,203	$1,998,462
Shares issued to shareholders in reinvestment of distributions	87,193	1,024,656
Shares redeemed	(298,975)	(3,589,183)
Net increase (decrease) in shares outstanding before conversion	(45,579)	(566,065)
Shares converted into Investor Class (See Note 1)	58,637	709,426
Shares converted from Investor Class (See Note 1)	(344,022)	(4,193,646)
Net increase (decrease)	(330,964)	$(4,050,285)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares sold	126	$1,536
Shares issued to shareholders in reinvestment of distributions	518	6,008
Shares redeemed	(2,142)	(24,994)
Net increase (decrease) in shares outstanding before conversion	(1,498)	(17,450)
Shares converted from Class B	(61,086)	(732,091)
Net increase (decrease)	(62,584)	$(749,541)

49

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	18,453	$227,623
Shares issued to shareholders in reinvestment of distributions	16,319	197,200
Shares redeemed	(61,519)	(758,077)
Net increase (decrease) in shares outstanding before conversion	(26,747)	(333,254)
Shares converted from Class C (See Note 1)	(24,942)	(307,745)
Net increase (decrease)	(51,689)	$(640,999)
Year ended October 31, 2025:
Shares sold	26,176	$308,725
Shares issued to shareholders in reinvestment of distributions	19,727	227,679
Shares redeemed	(159,458)	(1,876,132)
Net increase (decrease) in shares outstanding before conversion	(113,555)	(1,339,728)
Shares converted from Class C (See Note 1)	(160,043)	(1,895,907)
Net increase (decrease)	(273,598)	$(3,235,635)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	25,978	$330,359
Shares issued to shareholders in reinvestment of distributions	16,141	201,359
Shares redeemed	(42,970)	(548,639)
Net increase (decrease)	(851)	$(16,921)
Year ended October 31, 2025:
Shares sold	38,760	$467,282
Shares issued to shareholders in reinvestment of distributions	17,363	206,751
Shares redeemed	(132,377)	(1,622,191)
Net increase (decrease)	(76,254)	$(948,158)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	63,974	$796,727
Shares issued to shareholders in reinvestment of distributions	16,405	201,165
Shares redeemed	(20,788)	(259,306)
Net increase (decrease)	59,591	$738,586
Year ended October 31, 2025:
Shares sold	121,382	$1,458,669
Shares issued to shareholders in reinvestment of distributions	11,172	130,830
Shares redeemed	(53,129)	(640,348)
Net increase (decrease)	79,425	$949,151

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
NYLI Moderate Allocation Fund
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,353,990	$19,710,288
Shares issued to shareholders in reinvestment of distributions	2,449,223	34,974,901
Shares redeemed	(3,822,350)	(55,597,002)
Net increase (decrease) in shares outstanding before conversion	(19,137)	(911,813)
Shares converted into Class A (See Note 1)	278,590	4,071,278
Net increase (decrease)	259,453	$3,159,465
Year ended October 31, 2025:
Shares sold	2,729,294	$38,316,345
Shares issued to shareholders in reinvestment of distributions	3,166,347	42,745,682
Shares redeemed	(8,227,059)	(114,640,054)
Net increase (decrease) in shares outstanding before conversion	(2,331,418)	(33,578,027)
Shares converted into Class A (See Note 1)	1,195,875	16,941,267
Shares converted from Class A (See Note 1)	(3,170)	(41,874)
Net increase (decrease)	(1,138,713)	$(16,678,634)

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	180,414	$2,636,130
Shares issued to shareholders in reinvestment of distributions	217,231	3,117,265
Shares redeemed	(275,746)	(4,028,765)
Net increase (decrease) in shares outstanding before conversion	121,899	1,724,630
Shares converted into Investor Class (See Note 1)	9,393	138,269
Shares converted from Investor Class (See Note 1)	(246,981)	(3,617,715)
Net increase (decrease)	(115,689)	$(1,754,816)
Year ended October 31, 2025:
Shares sold	463,792	$6,480,055
Shares issued to shareholders in reinvestment of distributions	327,278	4,434,615
Shares redeemed	(663,904)	(9,295,172)
Net increase (decrease) in shares outstanding before conversion	127,166	1,619,498
Shares converted into Investor Class (See Note 1)	91,108	1,283,718
Shares converted from Investor Class (See Note 1)	(985,844)	(13,993,343)
Net increase (decrease)	(767,570)	$(11,090,127)

50	NYLI Asset Allocation Funds

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares sold	1,412	$20,214
Shares issued to shareholders in reinvestment of distributions	4,371	58,349
Shares redeemed	(5,616)	(77,728)
Net increase (decrease) in shares outstanding before conversion	167	835
Shares converted from Class B	(152,220)	(2,132,039)
Net increase (decrease)	(152,053)	$(2,131,204)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	15,210	$218,926
Shares issued to shareholders in reinvestment of distributions	20,109	284,345
Shares redeemed	(68,062)	(982,647)
Net increase (decrease) in shares outstanding before conversion	(32,743)	(479,376)
Shares converted from Class C (See Note 1)	(40,881)	(591,832)
Net increase (decrease)	(73,624)	$(1,071,208)
Year ended October 31, 2025:
Shares sold	42,329	$580,549
Shares issued to shareholders in reinvestment of distributions	40,192	536,167
Shares redeemed	(200,762)	(2,764,289)
Net increase (decrease) in shares outstanding before conversion	(118,241)	(1,647,573)
Shares converted from Class C (See Note 1)	(147,700)	(2,045,664)
Net increase (decrease)	(265,941)	$(3,693,237)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	37,188	$546,923
Shares issued to shareholders in reinvestment of distributions	30,520	439,485
Shares redeemed	(60,686)	(890,010)
Net increase (decrease)	7,022	$96,398
Year ended October 31, 2025:
Shares sold	67,004	$955,708
Shares issued to shareholders in reinvestment of distributions	42,057	572,397
Shares redeemed	(157,480)	(2,237,537)
Net increase (decrease)	(48,419)	$(709,432)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	147,686	$2,150,931
Shares issued to shareholders in reinvestment of distributions	53,365	763,656
Shares redeemed	(83,588)	(1,218,166)
Net increase (decrease)	117,463	$1,696,421
Year ended October 31, 2025:
Shares sold	322,236	$4,501,818
Shares issued to shareholders in reinvestment of distributions	51,554	697,526
Shares redeemed	(126,321)	(1,760,766)
Net increase (decrease) in shares outstanding before conversion	247,469	3,438,578
Shares converted into SIMPLE Class (See Note 1)	2,101	27,121
Shares converted from SIMPLE Class (See Note 1)	(2,825)	(39,186)
Net increase (decrease)	246,745	$3,426,513

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
NYLI Growth Allocation Fund
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,270,626	$21,001,397
Shares issued to shareholders in reinvestment of distributions	2,161,282	35,077,605
Shares redeemed	(3,157,960)	(52,162,357)
Net increase (decrease) in shares outstanding before conversion	273,948	3,916,645
Shares converted into Class A (See Note 1)	314,669	5,210,636
Shares converted from Class A (See Note 1)	(471)	(7,444)
Net increase (decrease)	588,146	$9,119,837
Year ended October 31, 2025:
Shares sold	2,765,208	$43,040,227
Shares issued to shareholders in reinvestment of distributions	3,524,810	53,189,477
Shares redeemed	(7,219,042)	(112,548,056)
Net increase (decrease) in shares outstanding before conversion	(929,024)	(16,318,352)
Shares converted into Class A (See Note 1)	1,317,104	20,991,996
Shares converted from Class A (See Note 1)	(664)	(10,317)
Net increase (decrease)	387,416	$4,663,327

51

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	163,680	$2,710,068
Shares issued to shareholders in reinvestment of distributions	214,520	3,496,669
Shares redeemed	(262,962)	(4,373,007)
Net increase (decrease) in shares outstanding before conversion	115,238	1,833,730
Shares converted into Investor Class (See Note 1)	15,399	255,816
Shares converted from Investor Class (See Note 1)	(288,184)	(4,782,579)
Net increase (decrease)	(157,547)	$(2,693,033)
Year ended October 31, 2025:
Shares sold	397,173	$6,222,581
Shares issued to shareholders in reinvestment of distributions	427,464	6,476,076
Shares redeemed	(588,225)	(9,266,717)
Net increase (decrease) in shares outstanding before conversion	236,412	3,431,940
Shares converted into Investor Class (See Note 1)	85,433	1,357,731
Shares converted from Investor Class (See Note 1)	(1,087,059)	(17,345,011)
Net increase (decrease)	(765,214)	$(12,555,340)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares sold	903	$15,000
Shares issued to shareholders in reinvestment of distributions	5,161	76,845
Shares redeemed	(9,089)	(140,003)
Net increase (decrease) in shares outstanding before conversion	(3,025)	(48,158)
Shares converted from Class B	(156,605)	(2,493,089)
Net increase (decrease)	(159,630)	$(2,541,247)

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	14,560	$237,085
Shares issued to shareholders in reinvestment of distributions	19,764	317,021
Shares redeemed	(59,554)	(972,339)
Net increase (decrease) in shares outstanding before conversion	(25,230)	(418,233)
Shares converted from Class C (See Note 1)	(39,024)	(636,677)
Net increase (decrease)	(64,254)	$(1,054,910)
Year ended October 31, 2025:
Shares sold	56,379	$876,217
Shares issued to shareholders in reinvestment of distributions	53,689	799,962
Shares redeemed	(214,534)	(3,298,989)
Net increase (decrease) in shares outstanding before conversion	(104,466)	(1,622,810)
Shares converted from Class C (See Note 1)	(160,296)	(2,470,371)
Net increase (decrease)	(264,762)	$(4,093,181)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	70,939	$1,195,312
Shares issued to shareholders in reinvestment of distributions	34,602	570,926
Shares redeemed	(108,667)	(1,821,504)
Net increase (decrease)	(3,126)	$(55,266)
Year ended October 31, 2025:
Shares sold	131,601	$2,106,708
Shares issued to shareholders in reinvestment of distributions	56,467	865,643
Shares redeemed	(197,791)	(3,170,287)
Net increase (decrease)	(9,723)	$(197,936)

52	NYLI Asset Allocation Funds

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	112,772	$1,870,533
Shares issued to shareholders in reinvestment of distributions	32,164	523,305
Shares redeemed	(76,205)	(1,258,403)
Net increase (decrease) in shares outstanding before conversion	68,731	1,135,435
Shares converted from SIMPLE Class (See Note 1)	(2,398)	(39,752)
Net increase (decrease)	66,333	$1,095,683
Year ended October 31, 2025:
Shares sold	205,896	$3,232,981
Shares issued to shareholders in reinvestment of distributions	41,917	634,621
Shares redeemed	(81,227)	(1,289,924)
Net increase (decrease) in shares outstanding before conversion	166,586	2,577,678
Shares converted into SIMPLE Class (See Note 1)	3,666	52,132
Shares converted from SIMPLE Class (See Note 1)	(5,305)	(83,071)
Net increase (decrease)	164,947	$2,546,739

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
NYLI Equity Allocation Fund
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	663,202	$11,912,673
Shares issued to shareholders in reinvestment of distributions	1,350,320	23,752,136
Shares redeemed	(1,702,530)	(30,601,070)
Net increase (decrease) in shares outstanding before conversion	310,992	5,063,739
Shares converted into Class A (See Note 1)	149,131	2,700,084
Net increase (decrease)	460,123	$7,763,823
Year ended October 31, 2025:
Shares sold	1,629,800	$27,467,946
Shares issued to shareholders in reinvestment of distributions	1,477,583	24,055,049
Shares redeemed	(3,623,188)	(61,381,378)
Net increase (decrease) in shares outstanding before conversion	(515,805)	(9,858,383)
Shares converted into Class A (See Note 1)	674,688	11,671,770
Net increase (decrease)	158,883	$1,813,387

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	71,125	$1,280,177
Shares issued to shareholders in reinvestment of distributions	144,698	2,545,231
Shares redeemed	(135,898)	(2,447,729)
Net increase (decrease) in shares outstanding before conversion	79,925	1,377,679
Shares converted into Investor Class (See Note 1)	5,265	95,182
Shares converted from Investor Class (See Note 1)	(136,077)	(2,458,836)
Net increase (decrease)	(50,887)	$(985,975)
Year ended October 31, 2025:
Shares sold	187,365	$3,141,651
Shares issued to shareholders in reinvestment of distributions	193,457	3,147,552
Shares redeemed	(325,081)	(5,512,029)
Net increase (decrease) in shares outstanding before conversion	55,741	777,174
Shares converted into Investor Class (See Note 1)	45,679	779,379
Shares converted from Investor Class (See Note 1)	(564,225)	(9,728,917)
Net increase (decrease)	(462,805)	$(8,172,364)

Class B(a)	Shares	Amount
Year ended October 31, 2025:
Shares issued to shareholders in reinvestment of distributions	2,817	$43,691
Shares redeemed	(5,659)	(91,032)
Net increase (decrease) in shares outstanding before conversion	(2,842)	(47,341)
Shares converted from Class B	(101,573)	(1,684,110)
Net increase (decrease)	(104,415)	$(1,731,451)

53

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	7,656	$131,101
Shares issued to shareholders in reinvestment of distributions	15,893	266,676
Shares redeemed	(21,674)	(369,633)
Net increase (decrease) in shares outstanding before conversion	1,875	28,144
Shares converted from Class C (See Note 1)	(19,348)	(332,329)
Net increase (decrease)	(17,473)	$(304,185)
Year ended October 31, 2025:
Shares sold	19,502	$312,540
Shares issued to shareholders in reinvestment of distributions	24,570	382,069
Shares redeemed	(128,689)	(2,097,760)
Net increase (decrease) in shares outstanding before conversion	(84,617)	(1,403,151)
Shares converted from Class C (See Note 1)	(63,977)	(1,038,122)
Net increase (decrease)	(148,594)	$(2,441,273)

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	14,662	$274,920
Shares issued to shareholders in reinvestment of distributions	5,864	106,320
Shares redeemed	(35,354)	(657,043)
Net increase (decrease)	(14,828)	$(275,803)
Year ended October 31, 2025:
Shares sold	28,475	$507,214
Shares issued to shareholders in reinvestment of distributions	9,182	153,800
Shares redeemed	(270,305)	(4,978,403)
Net increase (decrease)	(232,648)	$(4,317,389)

SIMPLE Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	86,904	$1,554,670
Shares issued to shareholders in reinvestment of distributions	25,828	452,254
Shares redeemed	(26,996)	(484,098)
Net increase (decrease) in shares outstanding before conversion	85,736	1,522,826
Shares converted from SIMPLE Class (See Note 1)	(231)	(4,101)
Net increase (decrease)	85,505	$1,518,725
Year ended October 31, 2025:
Shares sold	152,607	$2,582,652
Shares issued to shareholders in reinvestment of distributions	20,901	339,007
Shares redeemed	(52,914)	(888,245)
Net increase (decrease)	120,594	$2,033,414

(a)	Class B shares converted into Class A or Investor Class shares pursuant to the applicable conversion schedule and are no longer offered for sale as of February 19, 2025.
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Allocation Funds as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

54	NYLI Asset Allocation Funds

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within each Allocation Fund’s Financial Statements.
55

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

56

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
63

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
64

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
65

NYLI MacKay Short Duration High Income Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.3%
Convertible Bonds 0.4%
Energy-Alternate Sources 0.2%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 6,000,000	$ 5,985,000
Media 0.2%
Cable One, Inc.
1.125%, due 3/15/28	8,625,000	6,460,125
Total Convertible Bonds (Cost $14,195,658)		12,445,125
Corporate Bonds 82.0%
Advertising 1.3%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	7,000,000	7,277,284
7.875%, due 4/1/30	2,500,000	2,602,870
Lamar Media Corp.
3.75%, due 2/15/28	5,500,000	5,393,207
4.00%, due 2/15/30	2,750,000	2,636,882
4.875%, due 1/15/29	10,000,000	9,928,871
Outfront Media Capital LLC (a)
4.25%, due 1/15/29	5,750,000	5,609,837
4.625%, due 3/15/30	3,500,000	3,405,554
		36,854,505
Aerospace & Defense 2.4%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	7,000,000	7,211,071
Bombardier, Inc. (a)
7.25%, due 7/1/31	1,000,000	1,052,189
7.50%, due 2/1/29	1,500,000	1,558,183
TransDigm, Inc.
4.625%, due 1/15/29	7,000,000	6,907,384
6.375%, due 3/1/29 (a)	24,000,000	24,478,920
6.75%, due 8/15/28 (a)	26,320,000	26,675,531
7.125%, due 12/1/31 (a)	2,500,000	2,590,675
		70,473,953
Agriculture 0.1%
Darling Ingredients, Inc. (a)
5.25%, due 4/15/27	500,000	499,590
6.00%, due 6/15/30	1,750,000	1,765,178
		2,264,768
	Principal Amount	Value

Airlines 0.2%
United Airlines Holdings, Inc.
5.375%, due 3/1/31	$ 5,170,000	$ 5,095,624
Apparel 0.3%
Under Armour, Inc.
7.25%, due 7/15/30 (a)	6,000,000	6,112,236
William Carter Co. (The)
7.375%, due 2/15/31 (a)	2,510,000	2,580,180
		8,692,416
Auto Manufacturers 0.1%
Ford Motor Credit Co. LLC
6.95%, due 6/10/26	1,500,000	1,500,610
7.35%, due 11/4/27	2,000,000	2,061,138
		3,561,748
Auto Parts & Equipment 1.9%
Adient Global Holdings Ltd.
7.00%, due 4/15/28 (a)	650,000	661,310
Clarios Global LP
6.75%, due 2/15/30 (a)	2,500,000	2,582,975
Cooper-Standard Automotive, Inc.
9.25%, due 3/1/31 (a)	3,000,000	2,882,670
Cyprium Corp.
6.125%, due 4/15/31 (a)	5,000,000	5,034,520
IHO Verwaltungs GmbH (a)(b)
6.375% (6.375% Cash or 7.13% PIK), due 5/15/29	2,775,000	2,787,485
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	13,750,000	14,169,609
Phinia, Inc.
6.75%, due 4/15/29 (a)	6,000,000	6,141,246
Tenneco, Inc.
8.00%, due 11/17/28 (a)	7,000,000	7,083,174
ZF North America Capital, Inc. (a)
6.875%, due 4/14/28	8,350,000	8,555,360
7.50%, due 3/24/31	6,710,000	6,718,639
		56,616,988
Building Materials 0.8%
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	11,737,000	11,700,172
JH North America Holdings, Inc.
5.875%, due 1/31/31 (a)	6,035,000	6,032,219
Knife River Corp.
7.75%, due 5/1/31 (a)	750,000	778,753

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Building Materials (continued)
Standard Industries, Inc.
4.75%, due 1/15/28 (a)	$ 3,350,000	$ 3,330,729
		21,841,873
Chemicals 1.8%
ASP Unifrax Holdings, Inc. (a)(b)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	2,536,144	3,610
11.175% (6.425% Cash and 4.75% PIK), due 9/30/29	1,042,268	420,461
Celanese US Holdings LLC (c)
6.85%, due 11/15/28	6,647,000	6,952,323
7.05%, due 11/15/30	635,000	681,622
7.33%, due 7/15/29	3,500,000	3,671,787
GPD Cos., Inc.
12.50% (10.125% Cash and 2.375% PIK), due 12/31/29 (a)(b)	6,171,272	3,807,782
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	2,356,800	2,174,148
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	6,125,000	6,122,353
7.00%, due 12/1/31	2,615,000	2,767,240
8.50%, due 11/15/28	6,250,000	6,481,058
9.00%, due 2/15/30	3,435,000	3,622,678
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	4,400,000	4,356,904
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	10,975,000	10,814,761
		51,876,727
Coal 0.5%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	12,641,000	13,202,842
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	1,000,000	901,695
		14,104,537
Commercial Services 4.4%
Belron UK Finance plc
5.75%, due 10/15/29 (a)	10,300,000	10,403,426
Block, Inc.
5.625%, due 8/15/30 (a)	8,910,000	8,918,990
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	8,000,000	7,726,486
4.875%, due 7/1/29	16,025,000	14,533,278
	Principal Amount	Value

Commercial Services (continued)
DCLI Bidco LLC
7.75%, due 11/15/29 (a)	$ 6,585,000	$ 6,764,830
Herc Holdings, Inc. (a)
6.625%, due 6/15/29	2,910,000	2,981,729
7.00%, due 6/15/30	2,425,000	2,522,904
Korn Ferry
4.625%, due 12/15/27 (a)	7,130,000	7,068,878
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	4,750,000	4,832,759
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	8,000,000	7,960,104
OT Midco, Inc.
10.00%, due 2/15/30 (a)	5,945,000	2,318,550
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,205,264
TriNet Group, Inc.
3.50%, due 3/1/29 (a)	7,000,000	6,506,675
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	863,312
3.875%, due 2/15/31	3,750,000	3,551,151
4.875%, due 1/15/28	10,150,000	10,132,061
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	11,750,000	11,631,664
6.625%, due 6/15/29	6,000,000	6,158,532
6.625%, due 4/15/30	10,800,000	11,123,147
		129,203,740
Computers 0.3%
Crowdstrike Holdings, Inc.
3.00%, due 2/15/29	2,250,000	2,143,866
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	3,000,000	3,151,396
Gartner, Inc.
4.50%, due 7/1/28 (a)	2,500,000	2,455,633
		7,750,895
Cosmetics & Personal Care 1.2%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (a)	14,750,000	14,719,755
Perrigo Finance Unlimited Co.
5.15%, due 6/15/30 (c)	3,250,000	3,082,541
Prestige Brands, Inc.
5.125%, due 1/15/28 (a)	18,600,000	18,572,405
		36,374,701
Distribution & Wholesale 0.8%
Gates Corp.
6.875%, due 7/1/29 (a)	5,510,000	5,668,344

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Distribution & Wholesale (continued)
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	$ 3,350,000	$ 3,395,420
7.75%, due 3/15/31	9,750,000	10,123,225
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	5,000,000	4,920,212
		24,107,201
Diversified Financial Services 2.7%
Aretec Group, Inc.
10.00%, due 8/15/30 (a)	10,500,000	11,120,613
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	2,000,000	2,087,892
Enact Holdings, Inc.
6.25%, due 5/28/29	5,000,000	5,165,825
Jane Street Group (a)
4.50%, due 11/15/29	5,212,000	5,061,975
7.125%, due 4/30/31	3,230,000	3,348,769
LPL Holdings, Inc.
4.625%, due 11/15/27 (a)	1,350,000	1,343,877
PennyMac Financial Services, Inc.
4.25%, due 2/15/29 (a)	9,500,000	9,077,241
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	3,500,000	3,401,699
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	5,815,000	6,055,683
Radian Group, Inc.
4.875%, due 3/15/27	1,000,000	1,000,430
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	13,475,000	13,674,902
7.125%, due 2/1/32	3,000,000	3,100,875
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	14,200,000	14,951,649
		79,391,430
Electric 3.2%
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	10,500,000	10,433,256
EUSHI Finance, Inc.
6.25% (5 Year Treasury Constant Maturity Rate + 2.509%), due 4/1/56 (d)	2,000,000	1,980,749
NRG Energy, Inc.
5.75%, due 1/15/28	1,500,000	1,501,746
PacifiCorp (d)
7.125% (5 Year Treasury Constant Maturity Rate + 3.292%), due 8/15/56	8,950,000	8,920,800
	Principal Amount	Value

Electric (continued)
PacifiCorp (d) (continued)
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55	$ 2,250,000	$ 2,281,210
PG&E Corp.
5.00%, due 7/1/28	10,000,000	9,951,061
6.85% (5 Year Treasury Constant Maturity Rate + 3.225%), due 9/15/56 (d)	3,000,000	2,999,399
7.375% (5 Year Treasury Constant Maturity Rate + 3.883%), due 3/15/55 (d)	2,500,000	2,571,392
Talen Energy Supply LLC
6.125%, due 5/1/31 (a)	11,355,000	11,375,249
Vistra Corp.
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26 (a)(d)(e)	12,250,000	12,357,653
Vistra Operations Co. LLC
7.75%, due 10/15/31 (a)	2,500,000	2,621,825
VoltaGrid LLC
7.375%, due 11/1/30 (a)	8,210,000	8,521,339
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	6,000,000	5,955,917
7.25%, due 1/15/29	7,000,000	7,279,531
8.375%, due 1/15/31	4,420,000	4,723,062
		93,474,189
Electrical Components & Equipment 0.8%
EnerSys
4.375%, due 12/15/27 (a)	6,385,000	6,302,383
WESCO Distribution, Inc. (a)
5.25%, due 4/15/31	8,345,000	8,339,803
6.375%, due 3/15/29	7,000,000	7,137,795
7.25%, due 6/15/28	2,125,000	2,130,321
		23,910,302
Electronics 0.2%
Sensata Technologies BV (a)
4.00%, due 4/15/29	3,552,000	3,449,503
5.875%, due 9/1/30	2,000,000	2,015,214
Sensata Technologies, Inc.
3.75%, due 2/15/31 (a)	1,200,000	1,114,659
		6,579,376
Engineering & Construction 0.4%
Arcosa, Inc.
4.375%, due 4/15/29 (a)	4,500,000	4,389,474
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Engineering & Construction (continued)
TopBuild Corp.
3.625%, due 3/15/29 (a)	$ 1,000,000	$ 993,976
Weekley Homes LLC
4.875%, due 9/15/28 (a)	7,035,000	6,878,348
		12,261,798
Entertainment 5.0%
Affinity Interactive
6.875%, due 12/15/27 (a)	1,350,000	835,009
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	7,125,000	6,965,195
Caesars Entertainment, Inc. (a)
4.625%, due 10/15/29	7,500,000	7,238,867
7.00%, due 2/15/30	2,250,000	2,284,208
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	10,995,000	10,899,161
5.50%, due 4/1/27	29,510,000	29,482,476
5.75%, due 4/1/30	9,000,000	8,970,614
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	6,000,000	5,977,560
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	7,675,000	7,521,500
6.75%, due 2/15/29	1,485,000	1,455,300
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	3,550,000	3,630,883
7.50%, due 9/1/31	4,000,000	4,168,708
Live Nation Entertainment, Inc. (a)
3.75%, due 1/15/28	3,250,000	3,187,193
4.75%, due 10/15/27	15,025,000	14,980,089
6.50%, due 5/15/27	15,150,000	15,156,742
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	4,300,000	3,545,180
Motion Bondco DAC
6.625%, due 11/15/27 (a)	1,250,000	1,199,883
Rivers Enterprise Borrower LLC
6.25%, due 10/15/30 (a)	13,325,000	13,555,149
Vail Resorts, Inc.
5.625%, due 7/15/30 (a)	5,960,000	5,924,478
		146,978,195
Environmental Control 0.1%
Clean Harbors, Inc.
6.375%, due 2/1/31 (a)	2,500,000	2,544,345
	Principal Amount	Value

Food 2.1%
Albertsons Cos., Inc.
5.50%, due 3/31/31 (a)	$ 6,000,000	$ 5,966,669
Chobani LLC (a)
4.625%, due 11/15/28	6,150,000	6,090,735
7.625%, due 7/1/29	1,500,000	1,548,425
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	5,520,000	5,647,909
Performance Food Group, Inc.
4.25%, due 8/1/29 (a)	14,000,000	13,573,057
Post Holdings, Inc.
4.625%, due 4/15/30 (a)	4,500,000	4,371,904
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	18,500,000	17,849,325
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	3,850,000	3,852,414
US Foods, Inc.
6.875%, due 9/15/28 (a)	1,000,000	1,021,120
		59,921,558
Food Service 0.3%
Aramark Services, Inc.
5.00%, due 2/1/28 (a)	9,000,000	8,981,871
Forest Products & Paper 0.3%
Mercer International, Inc.
5.125%, due 2/1/29	6,495,000	3,442,350
12.875%, due 10/1/28 (a)	9,305,000	5,955,200
		9,397,550
Healthcare-Products 0.6%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	6,720,000	6,938,400
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	1,800,000	1,892,390
Teleflex, Inc.
4.25%, due 6/1/28 (a)	7,500,000	7,391,082
4.625%, due 11/15/27	2,000,000	1,989,637
		18,211,509
Healthcare-Services 1.7%
Acadia Healthcare Co., Inc.
5.50%, due 7/1/28 (a)	5,085,000	5,059,287
Centene Corp.
3.375%, due 2/15/30	2,600,000	2,416,019
4.625%, due 12/15/29	6,000,000	5,849,390
DaVita, Inc.
4.625%, due 6/1/30 (a)	3,500,000	3,388,184
Encompass Health Corp.
4.50%, due 2/1/28	7,000,000	6,945,728

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services (continued)
HealthEquity, Inc.
4.50%, due 10/1/29 (a)	$ 4,250,000	$ 4,125,131
IQVIA, Inc.
5.00%, due 10/15/26 (a)	6,265,000	6,264,921
5.70%, due 5/15/28	3,000,000	3,054,300
LifePoint Health, Inc.
9.875%, due 8/15/30 (a)	8,000,000	8,481,568
Molina Healthcare, Inc.
6.50%, due 2/15/31 (a)	4,000,000	4,069,799
		49,654,327
Holding Companies-Diversified 0.1%
Stena International SA
7.625%, due 2/15/31 (a)	4,000,000	4,100,020
Home Builders 0.8%
LGI Homes, Inc.
8.75%, due 12/15/28 (a)	2,500,000	2,574,220
M/I Homes, Inc.
4.95%, due 2/1/28	3,615,000	3,597,936
Mattamy Group Corp.
4.625%, due 3/1/30 (a)	2,317,000	2,212,770
Shea Homes LP
4.75%, due 2/15/28	3,600,000	3,557,396
4.75%, due 4/1/29	1,750,000	1,695,182
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	4,085,000	4,238,882
Thor Industries, Inc.
4.00%, due 10/15/29 (a)	2,000,000	1,893,579
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	3,380,000	3,372,307
		23,142,272
Housewares 1.0%
Central Garden & Pet Co.
5.125%, due 2/1/28	9,555,000	9,515,248
Newell Brands, Inc.
6.375%, due 9/15/27	2,500,000	2,517,230
6.375%, due 5/15/30	5,645,000	5,528,745
6.625%, due 9/15/29	1,000,000	999,313
8.50%, due 6/1/28 (a)	7,000,000	7,314,755
Scotts Miracle-Gro Co. (The)
4.50%, due 10/15/29	1,225,000	1,200,571
5.25%, due 12/15/26	3,250,000	3,249,059
		30,324,921
	Principal Amount	Value

Insurance 0.5%
HUB International Ltd.
7.25%, due 6/15/30 (a)	$ 4,500,000	$ 4,655,120
MGIC Investment Corp.
5.25%, due 8/15/28	3,516,000	3,513,277
NMI Holdings, Inc.
6.00%, due 8/15/29	5,500,000	5,616,160
Ryan Specialty LLC
4.375%, due 2/1/30 (a)	730,000	708,421
		14,492,978
Internet 1.4%
Arches Buyer, Inc.
4.25%, due 6/1/28 (a)	4,065,000	3,978,241
Cogent Communications Group LLC (a)
7.00%, due 6/15/27	4,790,000	4,765,893
7.00%, due 6/15/27	3,500,000	3,478,608
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	6,500,000	6,526,806
Go Daddy Operating Co. LLC (a)
3.50%, due 3/1/29	4,000,000	3,737,989
5.25%, due 12/1/27	16,100,000	16,067,254
Match Group Holdings II LLC
5.00%, due 12/15/27 (a)	3,000,000	2,990,614
		41,545,405
Investment Companies 0.3%
Apollo Debt Solutions BDC
5.875%, due 8/30/30	3,000,000	2,972,307
Ares Capital Corp.
5.50%, due 9/1/30	6,125,000	6,043,580
		9,015,887
Iron & Steel 1.7%
Big River Steel LLC
6.625%, due 1/31/29 (a)	21,657,000	21,675,257
Mineral Resources Ltd. (a)
7.00%, due 4/1/31	15,150,000	15,725,213
8.50%, due 5/1/30	1,000,000	1,030,048
9.25%, due 10/1/28	11,465,000	11,899,415
		50,329,933
Leisure Time 0.5%
Carnival Corp. (a)
4.00%, due 8/1/28	5,000,000	4,881,851
5.125%, due 5/1/29	8,730,000	8,703,835
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	1,500,000	1,473,701
		15,059,387
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Lodging 1.5%
Boyd Gaming Corp.
4.75%, due 12/1/27	$ 18,270,000	$ 18,187,953
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	4,500,000	4,261,593
4.875%, due 1/15/30	4,500,000	4,467,003
5.875%, due 4/1/29 (a)	10,750,000	10,897,866
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	3,035,000	3,027,583
Station Casinos LLC
4.50%, due 2/15/28 (a)	3,000,000	2,953,348
		43,795,346
Machinery—Construction & Mining 0.7%
Terex Corp.
5.00%, due 5/15/29 (a)	4,500,000	4,469,401
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	15,000,000	14,819,379
		19,288,780
Machinery-Diversified 0.3%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (f)(g)(h)	3,425,000	—
Esab Corp.
5.625%, due 4/1/31 (a)	2,590,000	2,613,851
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	2,500,000	2,609,190
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	4,695,000	4,696,169
		9,919,210
Media 6.2%
Block Communications, Inc.
10.25%, due 3/1/31 (a)	3,600,000	3,333,125
Cable One, Inc.
4.00%, due 11/15/30 (a)	3,695,000	2,576,519
CCO Holdings LLC (a)
4.25%, due 2/1/31	4,500,000	4,087,180
4.75%, due 3/1/30	6,000,000	5,687,576
5.00%, due 2/1/28	19,795,000	19,562,657
5.125%, due 5/1/27	462,000	461,490
5.375%, due 6/1/29	7,000,000	6,887,019
6.375%, due 9/1/29	1,500,000	1,502,610
Directv Financing LLC (a)
5.875%, due 8/15/27	7,598,000	7,603,638
8.875%, due 2/1/30	2,000,000	2,036,944
	Principal Amount	Value

Media (continued)
Discovery Communications LLC
3.625%, due 5/15/30	$ 9,255,000	$ 8,700,533
4.125%, due 5/15/29	8,850,000	8,629,281
DISH Network Corp.
11.75%, due 11/15/27 (a)	4,000,000	4,129,200
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (b)	5,000,000	5,073,085
10.75%, due 11/30/29	18,030,000	19,576,116
Gray Media, Inc.
10.50%, due 7/15/29 (a)	6,598,000	7,004,991
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (a)	17,975,000	12,081,896
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	1,500,000	1,477,891
Paramount Global
4.20%, due 6/1/29	1,000,000	963,425
4.95%, due 1/15/31	7,325,000	6,909,735
7.875%, due 7/30/30	2,000,000	2,128,220
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	3,000,000	2,842,613
Sirius XM Radio LLC (a)
4.00%, due 7/15/28	7,390,000	7,176,484
5.00%, due 8/1/27	3,126,000	3,117,006
5.50%, due 7/1/29	1,000,000	992,787
Univision Communications, Inc. (a)
4.50%, due 5/1/29	4,000,000	3,816,443
7.375%, due 6/30/30	6,500,000	6,493,815
Versant Media Group, Inc.
7.25%, due 1/30/31 (a)	10,180,000	10,569,533
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	9,000,000	8,683,789
Ziggo BV
4.875%, due 1/15/30 (a)	9,000,000	8,466,090
		182,571,691
Metal Fabricate & Hardware 0.1%
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	2,250,000	2,341,825
Mining 1.6%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	1,500,000	1,543,614
Alumina Pty. Ltd.
6.125%, due 3/15/30 (a)	6,200,000	6,337,404
Century Aluminum Co.
6.875%, due 8/1/32 (a)	1,500,000	1,552,787

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Mining (continued)
Compass Minerals International, Inc.
8.00%, due 7/1/30 (a)	$ 4,045,000	$ 4,222,466
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	8,675,000	8,656,628
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	14,894,000	14,802,192
PLS Group Ltd.
6.875%, due 5/1/31 (a)	7,990,000	8,178,818
		45,293,909
Miscellaneous—Manufacturing 1.2%
Amsted Industries, Inc.
4.625%, due 5/15/30 (a)	2,000,000	1,939,035
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	8,000,000	8,180,127
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(b)	6,348,437	6,440,458
Calderys Financing LLC
11.25%, due 6/1/28 (a)	5,750,000	5,917,043
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	4,500,000	4,501,760
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	7,500,000	7,698,307
		34,676,730
Oil & Gas 5.7%
Ascent Resources Utica Holdings LLC
9.00%, due 11/1/27 (a)	1,556,000	1,785,510
Caturus Energy LLC
7.125%, due 5/15/31 (a)	3,705,000	3,715,218
Chord Energy Corp.
6.00%, due 10/1/30 (a)	9,750,000	9,938,116
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	3,500,000	3,498,764
6.75%, due 3/1/29	3,750,000	3,737,378
Crescent Energy Finance LLC
7.75%, due 7/31/29 (a)	7,425,000	7,471,406
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	5,400,000	5,694,430
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	4,005,000	4,108,774
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	3,500,000	3,497,823
6.25%, due 11/1/28	5,000,000	5,026,435
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	1,810,000	1,832,366
	Principal Amount	Value

Oil & Gas (continued)
Noble Finance II LLC
8.00%, due 4/15/30 (a)	$ 8,350,000	$ 8,684,551
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	3,325,000	3,572,759
Range Resources Corp.
4.75%, due 2/15/30 (a)	7,272,000	7,134,990
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	8,000,000	8,386,570
SM Energy Co.
5.00%, due 10/15/26 (a)	2,800,000	2,797,707
6.625%, due 1/15/27	1,950,000	1,950,185
6.75%, due 9/15/26	7,270,000	7,272,297
6.75%, due 8/1/29 (a)	5,000,000	5,128,980
Sunoco LP
4.50%, due 5/15/29	1,250,000	1,227,549
4.50%, due 10/1/29 (a)	1,000,000	979,994
4.625%, due 5/1/30 (a)	2,000,000	1,945,088
5.375%, due 7/15/31 (a)	4,675,000	4,653,100
5.875%, due 7/15/27 (a)	19,540,000	19,539,431
Talos Production, Inc. (a)
9.00%, due 2/1/29	17,025,000	17,760,923
9.375%, due 2/1/31	3,000,000	3,191,817
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	9,790,000	9,656,783
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	4,553,846	4,672,806
Transocean International Ltd.
8.25%, due 5/15/29 (a)	3,750,000	3,893,535
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	4,750,000	4,888,724
		167,644,009
Oil & Gas Services 0.9%
Kodiak Gas Services LLC
5.875%, due 4/1/31 (a)	4,700,000	4,734,150
Oceaneering International, Inc.
6.00%, due 2/1/28	3,000,000	3,020,988
SESI LLC
7.875%, due 9/30/30 (a)	9,700,000	10,016,637
Tidewater, Inc.
9.125%, due 7/15/30 (a)	8,500,000	9,150,233
		26,922,008
Packaging & Containers 0.3%
Canpack Group, Inc.
6.00%, due 5/15/31 (a)	3,300,000	3,301,542
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	1,000,000	1,001,021
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Packaging & Containers (continued)
TriMas Corp.
4.125%, due 4/15/29 (a)	$ 2,500,000	$ 2,405,137
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	733,000	764,291
		7,471,991
Pharmaceuticals 2.4%
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	8,200,000	8,327,060
Jazz Securities DAC
4.375%, due 1/15/29 (a)	22,180,000	21,691,774
Organon & Co. (a)
4.125%, due 4/30/28	26,210,000	25,868,923
5.125%, due 4/30/31	14,502,000	14,409,871
		70,297,628
Pipelines 5.7%
Antero Midstream Partners LP (a)
5.375%, due 6/15/29	4,110,000	4,105,830
5.75%, due 1/15/28	7,035,000	7,034,052
Buckeye Partners LP (a)
6.75%, due 2/1/30	5,500,000	5,689,667
6.875%, due 7/1/29	9,000,000	9,292,563
DT Midstream, Inc.
4.125%, due 6/15/29 (a)	2,500,000	2,447,748
Energy Transfer LP
6.50% (5 Year Treasury Constant Maturity Rate + 2.676%), due 2/15/56 (d)	6,660,000	6,677,949
Excelerate Energy LP
8.00%, due 5/15/30 (a)	15,815,000	16,771,634
Global Partners LP
6.875%, due 1/15/29	2,250,000	2,270,662
Harvest Midstream I LP
7.50%, due 9/1/28 (a)	3,500,000	3,523,061
Hess Midstream Operations LP (a)
5.875%, due 3/1/28	4,000,000	4,039,308
6.50%, due 6/1/29	7,500,000	7,684,312
ITT Holdings LLC
6.50%, due 8/1/29 (a)	7,500,000	7,393,423
Plains All American Pipeline LP
Series B
8.024% (3 Month SOFR + 4.372%), due 11/15/2174 (d)(e)	18,663,000	18,654,460
Rockies Express Pipeline LLC
4.95%, due 7/15/29 (a)	5,575,000	5,498,716
	Principal Amount	Value

Pipelines (continued)
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	$ 4,500,000	$ 4,489,164
6.00%, due 12/31/30	7,000,000	7,037,128
7.375%, due 2/15/29	12,400,000	12,774,877
Venture Global LNG, Inc. (a)
7.00%, due 1/15/30	10,711,000	11,017,634
8.125%, due 6/1/28	9,580,000	9,802,457
8.375%, due 6/1/31	9,385,000	9,785,120
9.50%, due 2/1/29	5,000,000	5,456,835
Venture Global Plaquemines LNG LLC
6.125%, due 12/15/30 (a)	5,280,000	5,445,148
		166,891,748
Real Estate 0.1%
Howard Hughes Corp. (The)
4.125%, due 2/1/29 (a)	2,430,000	2,339,730
Real Estate Investment Trusts 1.9%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	6,000,000	6,364,434
Diversified Healthcare Trust
7.25%, due 10/15/30 (a)	3,250,000	3,316,144
Iron Mountain, Inc. (a)
4.875%, due 9/15/27	6,750,000	6,734,918
5.00%, due 7/15/28	2,000,000	1,993,461
5.25%, due 3/15/28	4,775,000	4,770,653
Millrose Properties, Inc.
6.375%, due 8/1/30 (a)	9,695,000	9,818,747
RHP Hotel Properties LP (a)
4.50%, due 2/15/29	2,500,000	2,457,699
7.25%, due 7/15/28	3,220,000	3,294,926
SBA Communications Corp.
3.875%, due 2/15/27	2,000,000	1,987,599
Starwood Property Trust, Inc. (a)
5.25%, due 10/15/28	8,000,000	7,961,755
5.75%, due 1/15/31	5,475,000	5,469,644
Vornado Realty LP
3.40%, due 6/1/31	2,500,000	2,272,139
		56,442,119
Retail 5.0%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	16,900,000	16,585,545
4.00%, due 10/15/30	16,810,000	15,992,334
5.625%, due 9/15/29	3,585,000	3,617,168
6.125%, due 6/15/29	7,500,000	7,632,294

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	$ 14,605,000	$ 14,461,174
4.75%, due 3/1/30	6,000,000	5,843,314
Group 1 Automotive, Inc.
4.00%, due 8/15/28 (a)	8,514,000	8,289,358
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	19,985,000	19,744,652
KFC Holding Co.
4.75%, due 6/1/27 (a)	9,157,000	9,140,448
LCM Investments Holdings II LLC
4.875%, due 5/1/29 (a)	10,000,000	9,790,492
Lithia Motors, Inc.
5.50%, due 10/1/30 (a)	7,555,000	7,514,959
Murphy Oil USA, Inc.
4.75%, due 9/15/29	500,000	494,823
5.625%, due 5/1/27	14,000,000	14,022,778
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	6,325,000	6,054,246
Penske Automotive Group, Inc.
3.75%, due 6/15/29	750,000	718,980
Petco Health & Wellness Co., Inc.
8.25%, due 2/1/31 (a)	3,075,000	3,105,370
Sonic Automotive, Inc.
4.625%, due 11/15/29 (a)	650,000	635,877
Yum! Brands, Inc.
3.625%, due 3/15/31	3,500,000	3,260,066
		146,903,878
Semiconductors 0.2%
Entegris, Inc.
4.75%, due 4/15/29 (a)	5,000,000	4,961,295
Software 2.7%
Cloud Software Group, Inc.
6.50%, due 3/31/29 (a)	28,235,000	27,491,177
Open Text Corp. (a)
3.875%, due 2/15/28	8,000,000	7,740,535
3.875%, due 12/1/29	3,000,000	2,703,865
6.90%, due 12/1/27	2,850,000	2,914,683
Open Text Holdings, Inc.
4.125%, due 2/15/30 (a)	3,250,000	2,925,760
PTC, Inc.
4.00%, due 2/15/28 (a)	4,600,000	4,490,558
SS&C Technologies, Inc.
5.50%, due 9/30/27 (a)	20,550,000	20,531,978
	Principal Amount	Value

Software (continued)
UKG, Inc.
6.875%, due 2/1/31 (a)	$ 11,326,000	$ 11,023,748
		79,822,304
Telecommunications 4.7%
APLD ComputeCo 2 LLC
6.75%, due 3/15/31 (a)	9,655,000	9,558,983
APLD ComputeCo LLC
9.25%, due 12/15/30 (a)	8,000,000	8,599,079
Bell Canada
6.875% (5 Year Treasury Constant Maturity Rate + 2.39%), due 9/15/55 (d)	6,000,000	6,155,700
Black Pearl Compute LLC
6.125%, due 2/15/31 (a)	9,000,000	9,131,290
Cipher Compute LLC
7.125%, due 11/15/30 (a)	18,500,000	19,175,420
Connect Finco SARL
9.00%, due 9/15/29 (a)	6,250,000	6,591,794
Core Scientific Finance I LLC
7.75%, due 5/15/31 (a)	15,060,000	15,022,413
Flash Compute LLC
7.25%, due 12/31/30 (a)	6,600,000	6,732,462
Iliad Holding SAS (a)
7.00%, due 10/15/28	9,230,000	9,293,124
8.50%, due 4/15/31	3,000,000	3,182,720
PR RNO Property Owner 1 LLC
6.50%, due 5/1/31 (a)	9,615,000	9,530,522
Rogers Communications, Inc. (d)
6.875% (5 Year Treasury Constant Maturity Rate + 2.84%), due 7/31/56	4,000,000	4,062,386
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	9,000,000	9,186,210
SV RNO Property Owner 1 LLC
5.875%, due 3/1/31 (a)	11,795,000	11,572,649
TELUS Corp.
6.375% (5 Year Treasury Constant Maturity Rate + 2.694%), due 6/9/56 (d)	3,035,000	3,035,346
Uniti Group LP
4.75%, due 4/15/28 (a)	7,000,000	6,973,147
Vodafone Group plc
7.00% (5 Year USD Swap Rate + 4.873%), due 4/4/79 (d)	1,000,000	1,042,878
		138,846,123
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Corporate Bonds (continued)
Toys, Games & Hobbies 0.2%
Mattel, Inc.
5.875%, due 12/15/27 (a)	$ 4,765,000	$ 4,765,039
Transportation 0.8%
Beacon Mobility Corp.
7.25%, due 8/1/30 (a)	2,250,000	2,342,862
Seaspan Corp.
5.50%, due 8/1/29 (a)	1,300,000	1,242,498
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	21,330,000	20,640,510
		24,225,870
Total Corporate Bonds (Cost $2,391,909,592)		2,403,558,162
Loan Assignments 12.9%
Aerospace & Defense 0.1%
Chromalloy Corp.
First Lien Term Loan
6.932% (3 Month SOFR + 3.25%), due 3/27/31 (d)	1,615,218	1,618,102
TransDigm, Inc.
First Lien Tranche Term Loan J
6.152% (1 Month SOFR + 2.50%), due 2/28/31 (d)	2,415,273	2,418,896
		4,036,998
Automobile 0.4%
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
6.402% (1 Month SOFR + 2.75%), due 1/28/32 (d)	4,962,506	4,984,217
Tenneco, Inc.
First Lien Term Loan B 8.756% - 8.80%
(3 Month SOFR + 5.00%), due 11/17/28 (d)	7,100,000	7,095,563
		12,079,780
Banking 0.4%
Jane Street Group LLC
First Lien Extended Term Loan
5.673% (3 Month SOFR + 2.00%), due 12/15/31 (d)	11,282,618	11,259,703
	Principal Amount	Value

Beverage, Food & Tobacco 0.4%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.152% (1 Month SOFR + 3.50%), due 10/10/29 (d)	$ 6,324,397	$ 6,103,043
TreeHouse Foods, Inc.
First Lien Initial Term Loan
7.902% (1 Month SOFR + 4.25%), due 2/11/33 (d)	3,000,000	3,020,625
United Natural Foods, Inc.
First Lien 2024 Term Loan
8.418% (1 Month SOFR + 4.75%), due 5/1/31 (d)	2,972,967	2,981,886
		12,105,554
Broadcasting & Entertainment 0.1%
Gray Media, Inc.
First Lien Term Loan D
6.779% (1 Month SOFR + 3.00%), due 12/1/28 (d)	2,138,529	2,141,349
Capital Equipment 0.9%
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
5.95% (1 Month SOFR + 2.25%), due 8/4/31 (d)	7,544,367	7,549,550
TK Elevator Midco GmbH
First Lien Term Loan B1
6.377% (6 Month SOFR + 2.75%), due 4/30/30 (d)	18,737,949	18,894,092
		26,443,642
Cargo Transport 0.3%
Clue Opco LLC
First Lien Term Loan B
8.163% (3 Month SOFR + 4.50%), due 12/19/30 (d)	3,050,778	3,028,849
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
5.45% (3 Month SOFR + 1.75%), due 4/10/31 (d)	4,096,310	4,098,497
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B4
6.169% (3 Month SOFR + 2.50%), due 3/8/32 (d)	2,779,000	2,779,000
		9,906,346

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Loan Assignments (continued)
Chemicals 0.0% ‡
ASP Unifrax Holdings, Inc.
First Lien Term Loan
6.663% (4.75% PIK) (3 Month SOFR + 3.00%), due 9/28/29 (b)(d)	$ 1,797,487	$ 907,731
Chemicals, Plastics & Rubber 0.8%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.017% (1 Month SOFR + 4.25%), due 3/16/29 (d)	8,902,780	8,479,898
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
5.902% (1 Month SOFR + 2.25%), due 5/5/28 (d)	13,555,829	13,605,117
		22,085,015
Diversified/Conglomerate Manufacturing 0.5%
Quikrete Holdings, Inc.
First Lien Term Loan B3
5.902% (1 Month SOFR + 2.25%), due 2/10/32 (d)	13,860,000	13,863,853
Electronics 0.5%
Camelot US Acquisition LLC (d)
First Lien Incremental Term Loan B
6.402% (1 Month SOFR + 2.75%), due 1/31/31	6,186,698	5,797,449
First Lien Incremental Term Loan
6.902% (1 Month SOFR + 3.25%), due 1/31/31	5,950,000	5,563,250
SS&C Technologies, Inc.
First Lien Term Loan B8
5.652% (1 Month SOFR + 2.00%), due 5/9/31 (d)	4,128,190	4,126,848
		15,487,547
Energy (Electricity) 1.5%
Alpha Generation LLC
First Lien Initial Term Loan B
5.402% (1 Month SOFR + 1.75%), due 9/30/31 (d)	10,374,673	10,369,704
BCP VI Summit Holdings LP
First Lien Initial Term Loan
6.665% (1 Month SOFR + 3.00%), due 1/30/32 (d)	481,269	482,071
	Principal Amount	Value

Energy (Electricity) (continued)
Cogentrix Finance Holdco I LLC
First Lien Repricing Term Loan
5.902% (1 Month SOFR + 2.25%), due 2/26/32 (d)	$ 3,318,750	$ 3,330,366
Lightning Power LLC
First Lien Initial Term Loan B
5.902% (1 Month SOFR + 2.25%), due 8/18/31 (d)	1,970,000	1,976,773
Talen Energy Supply LLC (d)
First Lien 2025-1 Incremental Term Loan B
5.652% (1 Month SOFR + 2.00%), due 11/25/32	12,967,500	12,978,302
First Lien Initial Term Loan B
6.153% (3 Month SOFR + 2.50%), due 5/17/30	7,617,856	7,635,841
First Lien 2024-1 Incremental Term Loan B
6.153% (3 Month SOFR + 2.50%), due 12/15/31	6,912,500	6,930,742
		43,703,799
Entertainment 0.3%
ECL Entertainment LLC
First Lien Term Loan B
6.652% (1 Month SOFR + 3.00%), due 8/30/30 (d)	2,450,312	2,438,060
OAK-Eagle Acquireco, Inc.
First Lien Term Loan B1
6.967% (1 Year SOFR + 3.50%), due 3/23/33 (d)	7,000,000	7,000,000
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25% (17.75% PIK), due 4/16/31 (b)(f)	3,311,796	290,564
		9,728,624
Finance 0.8%
Arches Buyer, Inc.
First Lien New Term Loan
7.002% (1 Month SOFR + 3.25%), due 12/6/27 (d)	5,904,894	5,891,053
Blackstone Mortgage Trust, Inc.
First Lien Term Loan
6.168% (1 Month SOFR + 2.50%), due 12/10/30 (d)	496,493	496,028
RealTruck Group, Inc.
First Lien Second Out Tranche Term Loan A
8.517% (1 Month SOFR + 4.75%), due 1/31/31 (d)	10,124,903	5,779,629
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Loan Assignments (continued)
Finance (continued)
RealTruck Group, Inc. (continued)
First Lien Second Amendment Incremental Term Loan
8.934% (3 Month SOFR + 5.00%), due 1/31/28 (d)	$ 12,799,245	$ 7,306,231
First Lien FLFO New Money Term Loan
9.42%, due 1/31/31	5,189,361	5,247,741
		24,720,682
Healthcare & Pharmaceuticals 0.4%
1261229 BC Ltd.
First Lien Initial Term Loan
9.902% (1 Month SOFR + 6.25%), due 10/8/30 (d)	11,910,000	11,567,588
Healthcare, Education & Childcare 1.1%
Endo Finance Holdings LP
First Lien 2024 Refinancing Term Loan
7.418% (1 Month SOFR + 3.75%), due 4/23/31 (d)	11,903,629	11,754,833
LifePoint Health, Inc.
First Lien Term Loan B1
7.423% (3 Month SOFR + 3.75%), due 5/19/31 (d)	19,189,742	19,108,186
		30,863,019
High Tech Industries 0.4%
Aretec Group, Inc.
First Lien Term Loan B4
6.652% (1 Month SOFR + 3.00%), due 8/9/30 (d)	10,621,146	10,644,385
Hotel, Gaming & Leisure 0.1%
Motion Finco SARL
First Lien Facility Term Loan B3
7.20% (3 Month SOFR + 3.50%), due 11/13/29 (d)	2,842,505	2,514,432
Hotels, Motels, Inns & Gaming 0.2%
Caesars Entertainment, Inc.
First Lien Term Loan B1
5.902% (1 Month SOFR + 2.25%), due 2/6/31 (d)	6,076,000	5,875,996
	Principal Amount	Value

Insurance 0.1%
Ryan Specialty LLC
First Lien Term Loan B1
5.652% (1 Month SOFR + 2.00%), due 9/15/31 (d)	$ 1,975,000	$ 1,979,938
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.1%
Columbus McKinnon Corp.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 2/3/33 (d)	3,002,283	3,004,159
Manufacturing 0.2%
Chart Industries, Inc.
First Lien Amendment No. 7 Term Loan
6.182% (3 Month SOFR + 2.50%), due 3/15/30 (d)	4,712,986	4,718,877
Media 0.4%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.175% (3 Month SOFR + 5.25%), due 8/2/29 (d)	8,738,032	8,750,772
Versant Media Group, Inc.
First Lien Initial Term Loan
7.20% (3 Month SOFR + 3.50%), due 1/30/31 (d)	3,700,000	3,705,395
		12,456,167
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (d)
First Lien Initial Term Loan
7.767% (1 Month SOFR + 4.00%), due 6/9/28	4,209,514	3,772,777
First Lien First Out Term Loan
10.767% (1 Month SOFR + 7.00%), due 6/11/28	1,742,091	1,750,802
		5,523,579
Oil & Gas 0.4%
GIP Pilot Acquisition Partners LP
First Lien Initial Term Loan
5.674% (3 Month SOFR + 2.00%), due 10/4/30 (d)	4,790,449	4,808,414
PetroQuest Energy LLC (b)(f)
First Lien Term Loan
13.25% (13.25% PIK) (PRIME + 6.50%), due 6/30/26 (d)	5,940,212	59,402

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Short Duration High Income Fund

	Principal Amount	Value
Loan Assignments (continued)
Oil & Gas (continued)
PetroQuest Energy LLC (b)(f) (continued)
First Lien 2020 Term Loan
13.75% (14.00% PIK), due 9/19/26	$ 49,263	$ 49,263
Prairie Acquiror LP
First Lien Term Loan B5
6.902% (1 Month SOFR + 3.25%), due 8/1/29 (d)	2,940,430	2,955,132
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
2.25% (1 Month SOFR + 2.25%), due 3/18/30 (d)	2,432,042	2,437,108
		10,309,319
Personal, Food & Miscellaneous Services 0.2%
1011778 B.C. Unlimited Liability Co.
First Lien Term Loan B5
5.418% (1 Month SOFR + 1.75%), due 9/20/30 (d)	3,283,153	3,283,153
KFC Holding Co.
First Lien 2021 Term Loan B
5.525% (1 Month SOFR + 1.75%), due 3/15/28 (d)	2,506,281	2,510,981
WW International, Inc.
First Lien Initial Term Loan
10.506% (3 Month SOFR + 6.80%), due 6/24/30 (d)	2,397,929	1,538,672
		7,332,806
Retail 1.3%
C&S Wholesale Grocers, Inc.
First Lien Initial Term Loan
8.70% (3 Month SOFR + 5.00%), due 8/6/30 (d)	7,264,747	7,044,538
Great Outdoors Group LLC
First Lien Term Loan B
6.902% (1 Month SOFR + 3.25%), due 1/23/32 (d)	32,254,262	32,408,824
		39,453,362
Retail Store 0.1%
PetSmart LLC
First Lien Initial Term Loan
7.652% (1 Month SOFR + 4.00%), due 8/18/32 (d)	3,357,841	3,367,636
	Principal Amount	Value

Services Business 0.3%
Osaic Holdings, Inc.
First Lien Term Loan B1
6.20% (3 Month SOFR + 2.50%), due 7/30/32 (d)	$ 8,500,000	$ 8,492,325
Software 0.3%
Cloud Software Group, Inc.
First Lien Initial Dollar Term Loan B
6.95% (1 Year SOFR + 3.50%), due 8/16/32 (d)	3,128,614	2,885,586
McAfee Corp.
First Lien Tranche Term Loan B1
6.652% (1 Month SOFR + 3.00%), due 3/1/29 (d)	5,637,186	4,951,326
VS Buyer LLC
First Lien 2025-1 Initial Term Loan
5.913% (3 Month SOFR + 2.25%), due 4/14/31 (d)	975,100	959,255
		8,796,167
Utilities 0.1%
Constellation Renewables LLC
First Lien Term Loan
5.673% (3 Month SOFR + 2.00%), due 12/15/27 (d)	2,386,778	2,383,795
Total Loan Assignments (Cost $395,698,484)		377,754,173
Total Long-Term Bonds (Cost $2,801,803,734)		2,793,757,460

	Shares

Common Stocks 0.4%
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (f)(i)	2,021	808,400
Energy Equipment & Services 0.1%
Nine Energy Service, Inc. (i)	348,750	3,316,612
Independent Power and Renewable Electricity Producers 0.0% ‡
GenOn Energy, Inc. (h)(i)	20,915	679,738
Oil, Gas & Consumable Fuels 0.1%
Gulfport Energy Corp. (i)	14,804	2,850,362
PetroQuest Energy, Inc. (f)(i)	11,867	—
		2,850,362
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals 0.2%
Keenova Therapeutics plc (i)	44,488	$ 3,942,749
Par Health, Inc. (i)	44,488	158,511
		4,101,260
Total Common Stocks (Cost $10,632,281)		11,756,372
Preferred Stock 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (f)(i)	4,501	5,288,675
Total Preferred Stock (Cost $4,295,472)		5,288,675
Total Investments (Cost $2,816,731,487)	95.9%	2,810,802,507
Other Assets, Less Liabilities	4.1	118,729,181
Net Assets	100.0%	$ 2,929,531,688

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(d)	Floating rate—Rate shown was the rate in effect as of April 30, 2026.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Issue in non-accrual status.
(h)	Restricted security. (See Note 6)
(i)	Non-income producing security.

Abbreviation(s):
SARL—Société À Responsabilité Limitée
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 12,445,125	$ —	$ 12,445,125
Corporate Bonds	—	2,403,558,162	—	2,403,558,162
Loan Assignments	—	377,354,944	399,229	377,754,173
Total Long-Term Bonds	—	2,793,358,231	399,229	2,793,757,460
Common Stocks	10,268,234	679,738	808,400	11,756,372
Preferred Stock	—	—	5,288,675	5,288,675
Total Investments in Securities	$ 10,268,234	$ 2,794,037,969	$ 6,496,304	$ 2,810,802,507

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Short Duration High Income Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $2,816,731,487)	$2,810,802,507
Cash	99,364,300
Due from custodian	556,181
Unrealized appreciation on unfunded commitments (See Note 5)	914
Receivables:
Interest	37,221,379
Investment securities sold	21,227,777
Fund shares sold	7,724,128
Other assets	528,245
Total assets	2,977,425,431
Liabilities
Payables:
Investment securities purchased	37,902,190
Fund shares redeemed	6,105,942
Manager (See Note 3)	1,553,895
Transfer agent (See Note 3)	500,966
Distribution/Service fees (See Note 3)	172,131
Professional fees	46,191
Custodian	16,387
Trustees	4,243
Distributions payable	1,591,798
Total liabilities	47,893,743
Net assets	$2,929,531,688
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$310,823
Additional paid-in-capital	3,025,490,468
3,025,801,291
Total distributable earnings (loss)	(96,269,603)
Net assets	$2,929,531,688
Class A
Net assets applicable to outstanding shares	$608,695,669
Shares of beneficial interest outstanding	64,596,981
Net asset value per share outstanding	$9.42
Maximum sales charge (3.00% of offering price)	0.29
Maximum offering price per share outstanding	$9.71
Investor Class
Net assets applicable to outstanding shares	$3,923,113
Shares of beneficial interest outstanding	416,206
Net asset value per share outstanding	$9.43
Maximum sales charge (2.50% of offering price)	0.24
Maximum offering price per share outstanding	$9.67
Class C
Net assets applicable to outstanding shares	$55,872,095
Shares of beneficial interest outstanding	5,932,805
Net asset value and offering price per share outstanding	$9.42
Class I
Net assets applicable to outstanding shares	$2,261,040,811
Shares of beneficial interest outstanding	239,877,286
Net asset value and offering price per share outstanding	$9.43

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
17

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$100,185,172
Expenses
Manager (See Note 3)	9,796,092
Transfer agent (See Note 3)	1,569,444
Distribution/Service—Class A (See Note 3)	757,717
Distribution/Service—Investor Class (See Note 3)	5,048
Distribution/Service—Class C (See Note 3)	281,478
Professional fees	143,032
Shareholder communication	104,454
Registration	78,309
Trustees	45,893
Custodian	35,538
Miscellaneous	47,985
Total expenses before waiver/reimbursement	12,864,990
Expense waiver/reimbursement from Manager (See Note 3)	(60,483)
Net expenses	12,804,507
Net investment income (loss)	87,380,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	(9,051,095)
Foreign currency transactions	(926)
Net realized gain (loss)	(9,052,021)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(10,392,067)
Translation of other assets and liabilities in foreign currencies	926
Unfunded commitments	5,866
Net change in unrealized appreciation (depreciation)	(10,385,275)
Net realized and unrealized gain (loss)	(19,437,296)
Net increase (decrease) in net assets resulting from operations	$67,943,369
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
18	NYLI MacKay Short Duration High Income Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$87,380,665	$176,914,642
Net realized gain (loss)	(9,052,021)	(5,254,573)
Net change in unrealized appreciation (depreciation)	(10,385,275)	(13,654,619)
Net increase (decrease) in net assets resulting from operations	67,943,369	158,005,450
Distributions to shareholders:
Class A	(17,472,689)	(32,000,689)
Investor Class	(115,812)	(277,856)
Class C	(1,406,882)	(2,890,056)
Class I	(70,090,131)	(141,664,130)
Total distributions to shareholders	(89,085,514)	(176,832,731)
Capital share transactions:
Net proceeds from sales of shares	483,197,298	1,449,135,578
Net asset value of shares issued to shareholders in reinvestment of distributions	78,158,518	155,729,965
Cost of shares redeemed	(678,694,865)	(1,183,667,922)
Increase (decrease) in net assets derived from capital share transactions	(117,339,049)	421,197,621
Net increase (decrease) in net assets	(138,481,194)	402,370,340
Net Assets
Beginning of period	3,068,012,882	2,665,642,542
End of period	$2,929,531,688	$3,068,012,882
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
19

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class A	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.49	$9.54	$9.18	$9.09	$9.83	$9.45
Net investment income (loss) (a)	0.26	0.57	0.58	0.51	0.37	0.37
Net realized and unrealized gain (loss)	(0.06)	(0.05)	0.36	0.09	(0.73)	0.42
Total from investment operations	0.20	0.52	0.94	0.60	(0.36)	0.79
Less distributions:
From net investment income	(0.27)	(0.57)	(0.58)	(0.51)	(0.38)	(0.41)
Return of capital	—	—	—	—	—	(0.00)‡
Total distributions	(0.27)	(0.57)	(0.58)	(0.51)	(0.38)	(0.41)
Net asset value at end of period	$9.42	$9.49	$9.54	$9.18	$9.09	$9.83
Total investment return (b)	2.15%	5.61%	10.42%	6.72%	(3.66)%	8.40%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.62%††	6.02%	6.07%	5.52%	3.92%	3.78%
Net expenses (c)	1.02%††	1.02%	1.02%	1.02%	1.02%	1.01%
Expenses (before waiver/reimbursement) (c)	1.03%††	1.04%	1.05%	1.06%	1.02%	1.01%
Portfolio turnover rate	18%	33%	29%	22%	30%	47%
Net assets at end of period (in 000’s)	$608,696	$601,901	$467,515	$327,716	$300,909	$303,646

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

	Six months ended April 30,	Year Ended October 31,
Investor Class	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.49	$9.55	$9.18	$9.09	$9.83	$9.46
Net investment income (loss) (a)	0.26	0.57	0.57	0.50	0.36	0.37
Net realized and unrealized gain (loss)	(0.05)	(0.06)	0.37	0.09	(0.72)	0.40
Total from investment operations	0.21	0.51	0.94	0.59	(0.36)	0.77
Less distributions:
From net investment income	(0.27)	(0.57)	(0.57)	(0.50)	(0.38)	(0.40)
Return of capital	—	—	—	—	—	(0.00)‡
Total distributions	(0.27)	(0.57)	(0.57)	(0.50)	(0.38)	(0.40)
Net asset value at end of period	$9.43	$9.49	$9.55	$9.18	$9.09	$9.83
Total investment return (b)	2.25%	5.46%	10.47%	6.63%	(3.73)%	8.18%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.62%††	5.99%	6.03%	5.43%	3.82%	3.72%
Net expenses (c)	1.03%††	1.05%	1.07%	1.11%	1.10%	1.10%
Portfolio turnover rate	18%	33%	29%	22%	30%	47%
Net assets at end of period (in 000's)	$3,923	$4,281	$4,919	$5,299	$5,400	$5,780

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
20	NYLI MacKay Short Duration High Income Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class C	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.48	$9.54	$9.18	$9.09	$9.83	$9.45
Net investment income (loss) (a)	0.23	0.50	0.50	0.43	0.29	0.29
Net realized and unrealized gain (loss)	(0.05)	(0.06)	0.36	0.09	(0.72)	0.41
Total from investment operations	0.18	0.44	0.86	0.52	(0.43)	0.70
Less distributions:
From net investment income	(0.24)	(0.50)	(0.50)	(0.43)	(0.31)	(0.32)
Return of capital	—	—	—	—	—	(0.00)‡
Total distributions	(0.24)	(0.50)	(0.50)	(0.43)	(0.31)	(0.32)
Net asset value at end of period	$9.42	$9.48	$9.54	$9.18	$9.09	$9.83
Total investment return (b)	1.87%	4.69%	9.56%	5.84%	(4.46)%	7.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	4.86%††	5.25%	5.27%	4.68%	3.05%	2.98%
Net expenses (c)	1.78%††	1.80%	1.82%	1.86%	1.85%	1.85%
Portfolio turnover rate	18%	33%	29%	22%	30%	47%
Net assets at end of period (in 000’s)	$55,872	$56,751	$49,589	$29,903	$25,772	$35,636

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
21

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,
Class I	2026*	2025	2024	2023	2022	2021
Net asset value at beginning of period	$9.49	$9.55	$9.18	$9.09	$9.84	$9.46
Net investment income (loss) (a)	0.28	0.60	0.60	0.54	0.39	0.40
Net realized and unrealized gain (loss)	(0.06)	(0.07)	0.37	0.08	(0.73)	0.41
Total from investment operations	0.22	0.53	0.97	0.62	(0.34)	0.81
Less distributions:
From net investment income	(0.28)	(0.59)	(0.60)	(0.53)	(0.41)	(0.43)
Return of capital	—	—	—	—	—	(0.00)‡
Total distributions	(0.28)	(0.59)	(0.60)	(0.53)	(0.41)	(0.43)
Net asset value at end of period	$9.43	$9.49	$9.55	$9.18	$9.09	$9.84
Total investment return (b)	2.38%	5.74%	10.79%	6.98%	(3.52)%	8.66%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	5.87%††	6.26%	6.31%	5.78%	4.14%	4.05%
Net expenses (c)	0.78%††(d)	0.78%	0.78%	0.78%	0.77%	0.76%
Expenses (before waiver/reimbursement) (c)	0.78%††	0.79%	0.80%	0.81%	0.77%	0.76%
Portfolio turnover rate	18%	33%	29%	22%	30%	47%
Net assets at end of period (in 000’s)	$2,261,041	$2,405,081	$2,143,619	$1,483,473	$1,034,873	$1,147,287

*	Unaudited.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
22	NYLI MacKay Short Duration High Income Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Short Duration High Income Fund (the "Fund"), a “diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	December 17, 2012
Investor Class	December 17, 2012
Class C	December 17, 2012
Class I	December 17, 2012
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge and a 1.00% CDSC may be imposed on certain redemptions of such shares made within 12 months of the date of purchase of Class C shares. For purchases of Class C shares made prior to August 6, 2024, a 1.00% CDSC may be imposed on certain redemptions of such shares made within 18 months of the date of purchase of Class C shares. Investments in Class C shares are subject to a purchase maximum of $250,000. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. Additionally, as disclosed in the Fund's prospectus, Investor Class shares may convert automatically to Class A shares. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under a distribution plan pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Investor Class shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC ("New York Life Investment Management" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

23

Notes to Financial Statements (Unaudited) (continued)
quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor (as defined below in Note 3(A)). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean

24	NYLI MacKay Short Duration High Income Fund

prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the
Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions received from real estate investment trusts, if applicable, may be classified as dividends, capital gains and/or return of capital. Discounts and premiums on securities purchased for the Fund are accreted and amortized, respectively, on the effective interest rate method. Income from payment-in-kind securities is accreted daily based on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's
25

Notes to Financial Statements (Unaudited) (continued)
long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Loan Assignments, Participations and Commitments.  The Fund may invest in loan assignments and participations ("loans"). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate ("SOFR") or an alternative reference rate.
The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lender. If the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
(I) Debt Securities Risk.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. The Fund primarily invests in high-yield debt securities (commonly referred to as “junk bonds”), which are considered speculative by certain ratings agencies because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss (which may be substantial or total loss) of income and principal. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
The Fund may also invest in loans that are generally below investment grade or, if unrated, determined by the Subadvisor to have comparable credit quality. These instruments involve additional risks, including heightened liquidity and valuation challenges, particularly during periods of market stress, which may increase the potential for loss. Although certain loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower's obligation. In a recession or serious credit event, the value of these investments could decline significantly. As a result, the Fund’s NAVs could go down and you could lose money.
In addition, loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.
In certain circumstances, loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund

26	NYLI MacKay Short Duration High Income Fund

reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Effective February 28, 2026, pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.65% up to $3 billion and 0.64% in excess of $3 billion. During the six-month period ended April 30, 2026, the effective management fee rate was 0.65% of the Fund’s average daily net assets, exclusive of any applicable waivers/reimbursements.
Prior to February 28, 2026, the Fund paid the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.65% of the Fund's average daily net assets.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that the Total Annual Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 1.02%; Investor Class, 1.13%; Class C, 1.88% and Class I, 0.78%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $9,796,092 and waived fees and/or reimbursed certain class specific expenses in the amount of $60,483 and paid the Subadvisor fees in the amount of $4,867,805.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment
Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended April 30, 2026, were $24,173 and $107, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended April 30, 2026, of $61,017 and $1,011, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$315,560	$—
Investor Class	2,106	—
Class C	29,363	—
Class I	1,222,415	—
27

Notes to Financial Statements (Unaudited) (continued)
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$7,169,451	1.2%
Class I	6,769,649	0.3
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$2,816,557,123	$49,825,443	$(55,580,059)	$(5,754,616)
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $79,770,863, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$35,075	$44,696
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$176,832,731
Note 5–Commitments and Contingencies
As of April 30, 2026, the Fund had unfunded commitments pursuant to the following loan agreements:
Borrower	Unfunded Commitments	Unrealized Appreciation/ (Depreciation)
American Rock Salt Co. LLC, First Lien First Out Delayed Draw Commitment Term Loan TBD, due 6/9/28	$458,155	$914

TBD—To Be Determined
Commitments are available until maturity date.

Note 6–Restricted Securities
Restricted securities are subject to legal or contractual restrictions on resale. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.
As of April 30, 2026, restricted securities held by the Fund were as follows:
Security	Date(s) of Acquisition	Principal Amount/ Shares	Cost	4/30/26 Value	Percent of Net Assets
Briggs & Stratton Corp. Escrow Claim Shares
Corporate Bond 6.875%, due 12/15/20	2/26/21	$ 3,425,000	$ 3,724,482	$ —	0.0%
GenOn Energy, Inc.
Common Stock	12/14/18	20,915	2,342,005	679,738	0.0‡
Total			$ 6,066,487	$ 679,738	0.0%‡

‡	Less than one-tenth of a percent.

28	NYLI MacKay Short Duration High Income Fund

Note 7–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 8–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple SOFR + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 22, 2025, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 9–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 10–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $534,868 and $658,791, respectively.
Note 11–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	10,677,160	$101,117,801
Shares issued to shareholders in reinvestment of distributions	1,725,482	16,288,130
Shares redeemed	(11,312,017)	(107,075,402)
Net increase (decrease) in shares outstanding before conversion	1,090,625	10,330,529
Shares converted into Class A (See Note 1)	63,906	602,146
Net increase (decrease)	1,154,531	$10,932,675
Year ended October 31, 2025:
Shares sold	28,483,272	$271,151,887
Shares issued to shareholders in reinvestment of distributions	3,132,770	29,772,141
Shares redeemed	(17,257,647)	(163,930,112)
Net increase (decrease) in shares outstanding before conversion	14,358,395	136,993,916
Shares converted into Class A (See Note 1)	119,990	1,142,930
Shares converted from Class A (See Note 1)	(23,431)	(221,528)
Net increase (decrease)	14,454,954	$137,915,318

Investor Class	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	17,398	$164,552
Shares issued to shareholders in reinvestment of distributions	11,860	111,985
Shares redeemed	(45,590)	(431,946)
Net increase (decrease) in shares outstanding before conversion	(16,332)	(155,409)
Shares converted into Investor Class (See Note 1)	1,709	16,185
Shares converted from Investor Class (See Note 1)	(20,223)	(191,026)
Net increase (decrease)	(34,846)	$(330,250)
Year ended October 31, 2025:
Shares sold	50,882	$482,662
Shares issued to shareholders in reinvestment of distributions	28,296	269,063
Shares redeemed	(84,522)	(805,106)
Net increase (decrease) in shares outstanding before conversion	(5,344)	(53,381)
Shares converted into Investor Class (See Note 1)	20,634	196,810
Shares converted from Investor Class (See Note 1)	(79,511)	(756,833)
Net increase (decrease)	(64,221)	$(613,404)

29

Notes to Financial Statements (Unaudited) (continued)
Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	573,345	$5,426,082
Shares issued to shareholders in reinvestment of distributions	140,542	1,326,300
Shares redeemed	(756,452)	(7,148,979)
Net increase (decrease) in shares outstanding before conversion	(42,565)	(396,597)
Shares converted from Class C (See Note 1)	(9,824)	(92,908)
Net increase (decrease)	(52,389)	$(489,505)
Year ended October 31, 2025:
Shares sold	2,197,406	$20,911,907
Shares issued to shareholders in reinvestment of distributions	284,605	2,703,691
Shares redeemed	(1,565,160)	(14,888,419)
Net increase (decrease) in shares outstanding before conversion	916,851	8,727,179
Shares converted from Class C (See Note 1)	(130,462)	(1,243,187)
Net increase (decrease)	786,389	$7,483,992

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	39,736,108	$376,488,863
Shares issued to shareholders in reinvestment of distributions	6,400,108	60,432,103
Shares redeemed	(59,657,177)	(564,038,538)
Net increase (decrease) in shares outstanding before conversion	(13,520,961)	(127,117,572)
Shares converted into Class I (See Note 1)	5,205	49,302
Shares converted from Class I (See Note 1)	(40,729)	(383,699)
Net increase (decrease)	(13,556,485)	$(127,451,969)
Year ended October 31, 2025:
Shares sold	121,517,062	$1,156,589,122
Shares issued to shareholders in reinvestment of distributions	12,935,055	122,985,070
Shares redeemed	(105,686,645)	(1,004,044,285)
Net increase (decrease) in shares outstanding before conversion	28,765,472	275,529,907
Shares converted into Class I (See Note 1)	102,400	974,766
Shares converted from Class I (See Note 1)	(9,711)	(92,958)
Net increase (decrease)	28,858,161	$276,411,715
Note 12–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

30	NYLI MacKay Short Duration High Income Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
31

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

32

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
33

history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
40

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
41

NYLI MacKay Arizona Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.8%
Long-Term Municipal Bonds 95.4%
Education 5.6%
Arizona Board of Regents, Revenue Bonds
Series A, Insured: BAM
3.125%, due 8/1/39	$ 1,000,000	$ 920,248
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/38	1,065,000	1,070,318
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,040,096
Arizona Industrial Development Authority, Odyssey Preparatory Academy, Inc. (The), Revenue Bonds
5.00%, due 7/1/49 (a)	175,000	156,447
Arizona Industrial Development Authority, Somerset Academy of Las Vegas Lone Mountain Campus, Revenue Bonds
Series A
3.75%, due 12/15/29 (a)	290,000	287,084
Industrial Development Authority of the City of Phoenix Arizona (The), Great Hearts Academies Projects, Revenue Bonds
Series A
5.00%, due 7/1/36	1,010,000	1,011,976
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Insured: SD CRED PROG
4.00%, due 7/1/33	700,000	703,968
Student & Academic Services LLC, Northern Arizona Capital Facilities Finance Corp., Revenue Bonds
Insured: BAM
5.00%, due 6/1/43	2,050,000	2,211,691
		7,401,828
General 2.1%
Buckeye Jackrabbit Trail Sanitary Sewer Improvement District, Special Assessment
6.25%, due 1/1/29	74,000	74,376
	Principal Amount	Value

General (continued)
City of Goodyear, McDowell Road Commercial Corridor Improvement District, Special Assessment
Insured: BAM
3.25%, due 1/1/27	$ 805,000	$ 807,155
City of Tempe, Pier at Town Lake Improvement District, Special Assessment
5.00%, due 1/1/29	770,000	771,420
Estrella Mountain Ranch Community Facilities District, Montecito Assessment District No. 4, Special Assessment
4.60%, due 7/1/35	665,000	666,010
5.05%, due 7/1/40	420,000	423,867
		2,742,828
General Obligation 24.8%
City of Buckeye, Unlimited General Obligation
5.00%, due 7/1/38	1,000,000	1,133,307
5.00%, due 7/1/41	1,085,000	1,207,036
City of Glendale, Unlimited General Obligation
5.00%, due 7/1/41	1,250,000	1,390,896
City of Goodyear, Unlimited General Obligation
3.00%, due 7/1/40	2,000,000	1,751,204
City of Lake Havasu City, Wastewater System, Limited General Obligation, Senior Lien
5.00%, due 7/1/42	1,000,000	1,105,746
City of Mesa, Unlimited General Obligation
5.00%, due 7/1/43	1,500,000	1,652,218
City of Peoria, Unlimited General Obligation
2.00%, due 7/15/36	3,235,000	2,659,199
2.00%, due 7/15/39	2,000,000	1,528,065
Series A
3.375%, due 7/15/32	1,180,000	1,177,443
City of Tempe, Unlimited General Obligation
5.00%, due 7/1/44	1,750,000	1,902,717
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,238,143	843,485
(zero coupon), due 11/1/51	948,823	658,246

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	$ 1,000,000	$ 937,035
Series A-1
5.625%, due 7/1/27	500,000	509,314
Estrella Mountain Ranch Community Facilities District, Unlimited General Obligation
Insured: AG
5.00%, due 7/15/32	155,000	158,301
Goodyear Community Facilities Utilities District No. 1, Limited General Obligation
4.00%, due 7/15/28	500,000	500,330
Maricopa County Elementary School District No. 59, Unlimited General Obligation
5.00%, due 7/1/26	1,120,000	1,124,256
Maricopa County Special Health Care District, Maricopa Integrated Health System, Unlimited General Obligation
Series C
5.00%, due 7/1/32	1,500,000	1,566,797
Series C
5.00%, due 7/1/34	1,500,000	1,561,297
Maricopa County Unified School District No. 48, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 7/1/34	1,500,000	1,470,069
Maricopa County Union High School District No. 210, Phoenix, Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/32	1,500,000	1,693,627
Maricopa County Union High School District No. 216, Agua Fria, Project of 2023 and 2024, Unlimited General Obligation
5.00%, due 7/1/44	1,000,000	1,085,069
Mystic Lake Pleasant Heights Community Facilities District, Unlimited General Obligation
Insured: BAM
3.00%, due 7/15/28	295,000	294,873
	Principal Amount	Value

General Obligation (continued)
Pima County Unified School District No. 1, Tucson, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 7/1/42	$ 1,100,000	$ 1,198,038
Pima County Unified School District No. 1, Tucson Project of 2023, Unlimited General Obligation
Series B
5.00%, due 7/1/34	1,000,000	1,145,043
Series B
5.00%, due 7/1/35	1,100,000	1,269,773
Series B
5.00%, due 7/1/38	1,100,000	1,244,779
		32,768,163
Hospital 8.3%
Arizona Industrial Development Authority, Phoenix Children's Hospital, Revenue Bonds
Series A, Insured: BAM
3.00%, due 2/1/45	1,000,000	812,033
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo/Brooks Rehabilitation Facility, Revenue Bonds
Series A
5.00%, due 10/31/44	2,000,000	2,115,942
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	1,500,000	1,463,050
Series F
4.00%, due 1/1/45	750,000	693,515
Series A
5.00%, due 1/1/32	1,520,000	1,543,011
Series A
5.00%, due 1/1/34	1,500,000	1,676,294
Maricopa County Industrial Development Authority, HonorHealth Obligated Group, Revenue Bonds
Series D
5.00%, due 12/1/45	1,000,000	1,042,584

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Arizona Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
Yuma Industrial Development Authority, Regional Medical Center, Revenue Bonds
Series A, Insured: AG-CR
5.00%, due 8/1/39	$ 1,530,000	$ 1,676,418
		11,022,847
Other Revenue 48.9%
Arizona Industrial Development Authority, Revenue Bonds
Insured: FNMA
2.12%, due 7/1/37	4,546,108	3,719,457
Series 2, Class A
3.625%, due 5/20/33	427,154	426,593
Series A, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/40	1,000,000	1,027,173
Arizona Industrial Development Authority, Ironwood Ranch Apartments LP, Revenue Bonds
5.00%, due 2/1/58 (b)	2,000,000	2,011,949
Arizona Industrial Development Authority, Senior Living Project, Revenue Bonds, Second Tier
Series B
5.125%, due 1/1/59	3,163,712	2,495,731
Arizona Industrial Development Authority, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 10/1/55	1,000,000	1,104,087
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series E
5.00%, due 7/1/29	1,250,000	1,301,063
Series B
5.00%, due 10/1/35	700,000	702,526
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	1,350,000	1,429,019
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(c)
4.00%, due 6/1/49	2,205,000	2,227,432
	Principal Amount	Value

Other Revenue (continued)
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (b)(c) (continued)
Series 2
5.00%, due 9/1/52	$ 2,000,000	$ 2,024,897
City of Cottonwood, Pledged, Revenue Bonds
Insured: AG
5.00%, due 7/1/30	500,000	500,749
City of Mesa, Utility System, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/1/36	1,000,000	1,155,707
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Senior Lien (c)
5.00%, due 7/1/26	2,000,000	2,005,773
5.00%, due 7/1/35	1,000,000	1,032,338
City of Yuma, Pledged, Revenue Bonds
Series A
5.00%, due 7/1/42	1,000,000	1,098,381
County of Pinal, Revenue Bonds
Insured: BAM
5.00%, due 8/1/43	1,000,000	1,094,858
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series A-1
5.50%, due 11/1/53 (b)	1,000,000	1,074,534
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	187,455	183,937
Industrial Development Authority of the City of Phoenix Arizona (The), Broadway Farms at Hurley Station Phase I Project, Revenue Bonds
3.10%, due 2/1/59 (b)	2,500,000	2,502,667
Industrial Development Authority of the County of Pima (The), Revenue Bonds
Series D-1, Insured: GNMA
5.50%, due 7/1/55	1,910,000	2,068,775
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	1,000,000	1,052,832
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/56	$ 995,000	$ 1,105,274
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/55	1,845,000	2,051,767
Series A, Insured: GNMA
6.50%, due 3/1/55	965,000	1,073,721
Maricopa County & Phoenix Industrial Development Authorities, Single Family Mortgage, Revenue Bonds
Series A, Insured: GNMA
5.75%, due 3/1/56	1,490,000	1,629,771
Maricopa County Industrial Development Authority, Verrado Marketplace Project, Revenue Bonds
4.375%, due 5/1/33 (a)	1,370,000	1,346,557
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,600,000	1,640,397
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
3.824%, due 11/20/42 (b)	1,340,549	1,307,447
Nogales Municipal Development Authority, Inc., City of Nogales, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	2,000,000	2,003,738
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds
Series A
5.50%, due 10/1/33 (a)(c)(d)	1,500,000	1,554,385
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,248,000	1,236,970
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-1
4.55%, due 7/1/40	547,000	547,829
	Principal Amount	Value

Other Revenue (continued)
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/44	$ 2,000,000	$ 2,189,302
Salt Verde Financial Corp., Revenue Bonds
Series 1
5.25%, due 12/1/28	3,000,000	3,133,531
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series B
5.25%, due 3/1/55 (b)	1,000,000	1,035,178
State of Arizona, State of Arizona Department of Revenue, Revenue Bonds
Series B, Insured: BHAC-CR
5.50%, due 7/1/27 (d)	2,000,000	2,066,859
Tempe Industrial Development Authority, Friendship Village of Tempe Project, Revenue Bonds
Series B-2
3.50%, due 12/1/30	1,000,000	994,174
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/31	1,000,000	1,068,158
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	800,000	795,359
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (b)	2,350,000	2,486,133
Tucson Industrial Development Authority, Revenue Bonds
Series A-1, Insured: GNMA
5.50%, due 1/1/56	1,990,000	2,157,963
Tucson Industrial Development Authority, Lariat Village Project, Revenue Bonds
Series B
3.05%, due 10/1/44 (b)	1,000,000	998,840
		64,663,831

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Arizona Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation 0.1%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series A
5.00%, due 10/1/34 (c)	$ 100,000	$ 107,293
Utility 2.4%
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	3,465,000	3,239,820
Water & Sewer 3.2%
City of Glendale, Water & Sewer, Revenue Bonds, Senior Lien
5.00%, due 7/1/38	875,000	991,644
5.00%, due 7/1/41	1,480,000	1,650,142
City of Goodyear, Water & Sewer, Revenue Bonds, Sub. Lien
Insured: AG
5.00%, due 7/1/42	1,500,000	1,634,190
		4,275,976
Total Long-Term Municipal Bonds (Cost $123,599,580)		126,222,586
Short-Term Municipal Notes 1.4%
Hospital 1.4%
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series C
3.35%, due 1/1/46 (e)	500,000	500,000
Industrial Development Authority of the City of Phoenix Arizona (The), Mayo Clinic, Revenue Bonds
Series B
3.25%, due 11/15/52 (e)	1,300,000	1,300,000
		1,800,000
Total Short-Term Municipal Notes (Cost $1,800,000)		1,800,000
Total Municipal Bonds (Cost $125,399,580)		128,022,586

	Shares	Value
Short-Term Investment 1.8%
Unaffiliated Investment Company 1.8%
Dreyfus Government Cash Management - Institutional Shares, 3.507% (f)	2,380,632	$ 2,380,632
Total Short-Term Investment (Cost $2,380,632)		2,380,632
Total Investments (Cost $127,780,212)	98.6%	130,403,218
Other Assets, Less Liabilities	1.4	1,823,944
Net Assets	100.0%	$ 132,227,162

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(c)	Interest on these securities is subject to alternative minimum tax.
(d)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of April 30, 2026.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(35)	June 2026	$ (4,108,513)	$ (3,949,531)	$ 158,982

1.	As of April 30, 2026, cash in the amount of $129,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
SD CRED PROG—School District Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 126,222,586	$ —	$ 126,222,586
Short-Term Municipal Notes	—	1,800,000	—	1,800,000
Total Municipal Bonds	—	128,022,586	—	128,022,586
Short-Term Investment
Unaffiliated Investment Company	2,380,632	—	—	2,380,632
Total Investments in Securities	2,380,632	128,022,586	—	130,403,218
Other Financial Instruments
Futures Contracts (b)	158,982	—	—	158,982
Total Investments in Securities and Other Financial Instruments	$ 2,539,614	$ 128,022,586	$ —	$ 130,562,200

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Arizona Muni Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $127,780,212)	$130,403,218
Cash collateral on deposit at broker for futures contracts	129,500
Receivables:
Fund shares sold	2,096,742
Interest	1,549,609
Other assets	15,426
Total assets	134,194,495
Liabilities
Due to custodian	7,093
Payables:
Investment securities purchased	1,676,805
Fund shares redeemed	126,409
Manager (See Note 3)	42,235
Professional fees	33,098
Distribution/Service fees (See Note 3)	12,928
Shareholder communication	11,073
Custodian	8,860
Transfer agent (See Note 3)	8,602
Variation margin on futures contracts	5,469
Trustees	275
Accrued expenses	1,073
Distributions payable	33,413
Total liabilities	1,967,333
Net assets	$132,227,162
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$13,472
Additional paid-in-capital	141,878,713
141,892,185
Total distributable earnings (loss)	(9,665,023)
Net assets	$132,227,162
Class A
Net assets applicable to outstanding shares	$9,519,252
Shares of beneficial interest outstanding	969,737
Net asset value per share outstanding	$9.82
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.12
Class C
Net assets applicable to outstanding shares	$875,841
Shares of beneficial interest outstanding	89,325
Net asset value and offering price per share outstanding	$9.81
Class I
Net assets applicable to outstanding shares	$30,876,155
Shares of beneficial interest outstanding	3,144,016
Net asset value and offering price per share outstanding	$9.82
Class Z
Net assets applicable to outstanding shares	$90,955,914
Shares of beneficial interest outstanding	9,268,981
Net asset value per share outstanding	$9.81
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.11

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$2,770,980
Expenses
Manager (See Note 3)	298,655
Distribution/Service—Class A (See Note 3)	5,554
Distribution/Service—Class C (See Note 3)	2,244
Distribution/Service—Class Z (See Note 3)	72,856
Professional fees	36,944
Transfer agent (See Note 3)	26,976
Custodian	18,428
Shareholder communication	13,337
Registration	11,562
Trustees	2,025
Miscellaneous	2,489
Total expenses before waiver/reimbursement	491,070
Expense waiver/reimbursement from Manager (See Note 3)	(24,404)
Net expenses	466,666
Net investment income (loss)	2,304,314
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	285,304
Futures transactions	(105,571)
Net realized gain (loss)	179,733
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(526,219)
Futures contracts	276,485
Net change in unrealized appreciation (depreciation)	(249,734)
Net realized and unrealized gain (loss)	(70,001)
Net increase (decrease) in net assets resulting from operations	$2,234,313
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Arizona Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,304,314	$4,773,627
Net realized gain (loss)	179,733	(2,879,371)
Net change in unrealized appreciation (depreciation)	(249,734)	4,051,975
Net increase (decrease) in net assets resulting from operations	2,234,313	5,946,231
Distributions to shareholders:
Class A	(72,353)	(60,582)
Class C	(13,354)	(30,074)
Class I	(532,041)	(1,160,892)
Class Z	(1,619,022)	(3,608,085)
Total distributions to shareholders	(2,236,770)	(4,859,633)
Capital share transactions:
Net proceeds from sales of shares	11,466,325	10,430,431
Net asset value of shares issued to shareholders in reinvestment of distributions	2,021,142	4,408,865
Cost of shares redeemed	(19,257,874)	(34,110,288)
Increase (decrease) in net assets derived from capital share transactions	(5,770,407)	(19,270,992)
Net increase (decrease) in net assets	(5,772,864)	(18,184,394)
Net Assets
Beginning of period	138,000,026	156,184,420
End of period	$132,227,162	$138,000,026
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	July 22, 2024^ through October 31,
Class A	2026*	2025	2024
Net asset value at beginning of period	$9.81	$9.73	$9.77
Net investment income (loss) (a)	0.16	0.31	0.08
Net realized and unrealized gain (loss)	0.01	0.08	(0.04)
Total from investment operations	0.17	0.39	0.04
Less distributions:
From net investment income	(0.16)	(0.31)	(0.08)
Net asset value at end of period	$9.82	$9.81	$9.73
Total investment return (b)	1.74%	4.13%	0.45%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.36%††	3.22%	2.75%††
Net expenses (c)	0.80%††	0.80%(d)	0.80%††
Expenses (before waiver/reimbursement) (c)	0.86%††	0.80%	1.01%††
Portfolio turnover rate	19%(e)	65%(e)	39%
Net assets at end of period (in 000’s)	$9,519	$3,101	$275

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	Expense waiver/reimbursement less than 0.01%.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Arizona Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.81	$9.72	$9.77	$9.86	$10.13	$10.81	$10.67
Net investment income (loss) (b)	0.15	0.28	0.12	0.19	0.14	0.14	0.16
Net realized and unrealized gain (loss)	(0.00)‡	0.09	(0.04)	(0.09)	(0.26)	(0.69)	0.13
Total from investment operations	0.15	0.37	0.08	0.10	(0.12)	(0.55)	0.29
Less distributions:
From net investment income	(0.15)	(0.28)	(0.13)	(0.19)	(0.15)	(0.13)	(0.15)
Net asset value at end of period	$9.81	$9.81	$9.72	$9.77	$9.86	$10.13	$10.81
Total investment return	1.49%(c)	3.93%(c)	0.80%(c)	1.04%	(1.11)%	(5.13)%	2.76%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.08%††	2.87%	2.03%††	1.97%	1.39%	1.26%	1.45%
Net expenses	1.10%††(d)	1.10%(d)	1.48%††(d)	1.60%	1.59%	1.54%	1.56%
Expenses (before waiver/reimbursement)	1.31%††(d)	1.32%(d)	1.56%††(d)	1.60%	1.59%	1.54%	1.56%
Portfolio turnover rate	19%(e)	65%(e)	39%	66%	32%	35%	11%
Net assets at end of period (in 000's)	$876	$889	$1,218	$1,778	$2,346	$5,152	$7,384

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.82	$9.74	$9.79	$9.88	$10.15	$10.84	$10.69
Net investment income (loss) (b)	0.18	0.33	0.16	0.29	0.24	0.24	0.26
Net realized and unrealized gain (loss)	(0.01)	0.09	(0.03)	(0.09)	(0.26)	(0.69)	0.15
Total from investment operations	0.17	0.42	0.13	0.20	(0.02)	(0.45)	0.41
Less distributions:
From net investment income	(0.17)	(0.34)	(0.18)	(0.29)	(0.25)	(0.24)	(0.26)
Net asset value at end of period	$9.82	$9.82	$9.74	$9.79	$9.88	$10.15	$10.84
Total investment return	1.76%(c)	4.39%(c)	1.25%(c)	2.06%	(0.11)%	(4.26)%	3.88%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.62%††	3.42%	2.83%††	2.98%	2.41%	2.26%	2.44%
Net expenses	0.55%††(d)	0.55% (d)(e)	0.67%††(d)	0.60%	0.59%	0.54%	0.56%
Expenses (before waiver/reimbursement)	0.61%††(d)	0.55%(d)	0.74%††(d)	0.60%	0.59%	0.54%	0.56%
Portfolio turnover rate	19%(f)	65%(f)	39%	66%	32%	35%	11%
Net assets at end of period (in 000's)	$30,876	$31,543	$36,199	$43,836	$47,844	$64,518	$75,201

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Expense waiver/reimbursement less than 0.01%.
(f)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Arizona Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.81	$9.73	$9.78	$9.87	$10.14	$10.82	$10.68
Net investment income (loss) (b)	0.17	0.32	0.15	0.28	0.22	0.23	0.25
Net realized and unrealized gain (loss)	(0.01)	0.08	(0.03)	(0.10)	(0.25)	(0.69)	0.14
Total from investment operations	0.16	0.40	0.12	0.18	(0.03)	(0.46)	0.39
Less distributions:
From net investment income	(0.16)	(0.32)	(0.17)	(0.27)	(0.24)	(0.22)	(0.25)
Net asset value at end of period	$9.81	$9.81	$9.73	$9.78	$9.87	$10.14	$10.82
Total investment return	1.67%(c)	4.24%(c)	1.15%(c)	1.91%	(0.27)%	(4.32)%	3.63%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.44%††	3.27%	2.66%††	2.83%	2.26%	2.11%	2.30%
Net expenses	0.74%††(d)	0.70%(d)	0.84%††(d)	0.75%	0.74%	0.69%	0.71%
Expenses (before waiver/reimbursement)	0.76%††(d)	0.70%(d)	0.89%††(d)	0.75%	0.74%	0.69%	0.71%
Portfolio turnover rate	19%(e)	65%(e)	39%	66%	32%	35%	11%
Net assets at end of period (in 000's)	$90,956	$102,467	$118,492	$135,133	$155,184	$178,757	$198,417

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Arizona Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Trust of Arizona (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z, Class C and Class I shares of the Fund assumed the performance, financial and other information of the Class A, Class C and Class Y shares, respectively, of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 1, 1996
Class I	April 1, 1996
Class Z	March 13, 1986
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter, eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Arizona income taxes.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is

16	NYLI MacKay Arizona Muni Fund

reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
17

Notes to Financial Statements (Unaudited) (continued)
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are

18	NYLI MacKay Arizona Muni Fund

incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of April 30, 2026, that represent 3.72% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example,
19

Notes to Financial Statements (Unaudited) (continued)
labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage the duration and yield curve positioning of the portfolio.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$158,982
Total Fair Value	$158,982

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(105,571)
Total Net Realized Gain (Loss)	$(105,571)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$276,485
Total Net Change in Unrealized Appreciation (Depreciation)	$276,485

Average Notional Amount	Total
Futures Contracts Short	$(5,958,047)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.74%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $298,655 and waived fees and/or reimbursed certain class specific expenses in the amount of $24,404 and paid the Subadvisor fees in the amount of $137,125.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These

20	NYLI MacKay Arizona Muni Fund

services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.15% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Class Z shares during the six-month period ended April 30, 2026, were $1 and $5, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$877	$—
Class C	1,048	—
Class I	5,950	—
Class Z	19,101	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$26,541	0.3%
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$127,244,199	$3,293,952	$(134,933)	$3,159,019
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $13,225,407, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$4,990	$8,235
21

Notes to Financial Statements (Unaudited) (continued)
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$326,195
Exempt Interest Dividends	4,533,438
Total	$4,859,633
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $24,910 and $33,213, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	653,222	$6,431,126
Shares issued to shareholders in reinvestment of distributions	7,029	69,205
Shares redeemed	(8,670)	(85,962)
Net increase (decrease) in shares outstanding before conversion	651,581	6,414,369
Shares converted into Class A (See Note 1)	2,226	21,859
Net increase (decrease)	653,807	$6,436,228
Year ended October 31, 2025:
Shares sold	282,057	$2,716,008
Shares issued to shareholders in reinvestment of distributions	5,984	57,792
Shares redeemed	(340)	(3,248)
Net increase (decrease)	287,701	$2,770,552

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	5,148	$50,500
Shares issued to shareholders in reinvestment of distributions	1,083	10,657
Shares redeemed	(7,546)	(75,226)
Net increase (decrease)	(1,315)	$(14,069)
Year ended October 31, 2025:
Shares sold	8,139	$79,500
Shares issued to shareholders in reinvestment of distributions	2,542	24,585
Shares redeemed	(45,354)	(439,648)
Net increase (decrease)	(34,673)	$(335,563)

22	NYLI MacKay Arizona Muni Fund

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	376,249	$3,713,783
Shares issued to shareholders in reinvestment of distributions	50,308	495,609
Shares redeemed	(516,712)	(5,094,458)
Net increase (decrease) in shares outstanding before conversion	(90,155)	(885,066)
Shares converted into Class I (See Note 1)	24,625	242,709
Shares converted from Class I (See Note 1)	(2,226)	(21,859)
Net increase (decrease)	(67,756)	$(664,216)
Year ended October 31, 2025:
Shares sold	589,451	$5,701,320
Shares issued to shareholders in reinvestment of distributions	112,777	1,091,981
Shares redeemed	(1,241,749)	(12,032,921)
Net increase (decrease) in shares outstanding before conversion	(539,521)	(5,239,620)
Shares converted into Class I (See Note 1)	34,419	331,366
Net increase (decrease)	(505,102)	$(4,908,254)

Class Z	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	129,309	$1,270,916
Shares issued to shareholders in reinvestment of distributions	146,821	1,445,671
Shares redeemed	(1,424,141)	(14,002,228)
Net increase (decrease) in shares outstanding before conversion	(1,148,011)	(11,285,641)
Shares converted from Class Z (See Note 1)	(24,650)	(242,709)
Net increase (decrease)	(1,172,661)	$(11,528,350)
Year ended October 31, 2025:
Shares sold	200,509	$1,933,603
Shares issued to shareholders in reinvestment of distributions	334,377	3,234,507
Shares redeemed	(2,234,863)	(21,634,471)
Net increase (decrease) in shares outstanding before conversion	(1,699,977)	(16,466,361)
Shares converted from Class Z (See Note 1)	(34,439)	(331,366)
Net increase (decrease)	(1,734,416)	$(16,797,727)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
24

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

25

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
32

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
33

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
34

NYLI MacKay Utah Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 98.5%
Long-Term Municipal Bonds 98.2%
Education 13.3%
Brazos Higher Education Authority, Inc., Revenue Bonds, Senior Lien
Series 1-A
5.00%, due 4/1/32 (a)	$ 1,000,000	$ 1,060,638
University of Washington, Revenue Bonds
Series C
3.125%, due 7/1/42	1,000,000	858,236
Utah Charter School Finance Authority, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/46	1,000,000	906,425
Series A, Insured: UT CSCE
5.00%, due 4/15/39	1,000,000	1,057,426
Utah Charter School Finance Authority, George Washington Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	1,500,000	1,500,863
Utah Charter School Finance Authority, Good Foundations Academy Charter School, Revenue Bonds (b)
Series A
5.55%, due 11/15/34	1,525,000	1,525,964
Series A
5.85%, due 11/15/44	3,280,000	3,280,555
Utah Charter School Finance Authority, Hawthorn Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/46	3,795,000	3,795,308
Utah Charter School Finance Authority, Karl G Maeser Preparatory Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/35	350,000	386,130
Insured: UT CSCE
5.00%, due 4/15/40	450,000	486,024
Insured: UT CSCE
5.125%, due 4/15/45	390,000	408,830
Utah Charter School Finance Authority, Lakeview Academy of Science Arts & Technology, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/35	1,300,000	1,300,749
	Principal Amount	Value

Education (continued)
Utah Charter School Finance Authority, Legacy Preparatory Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/29	$ 1,075,000	$ 1,076,023
Utah Charter School Finance Authority, Monticello Academy, Inc., Revenue Bonds
Insured: UT CSCE
5.00%, due 4/15/37	1,000,000	1,001,028
Utah Charter School Finance Authority, Promontory School of Expeditionary Learning, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.60%, due 10/15/33	1,285,000	1,270,170
Utah Charter School Finance Authority, Salt Lake Arts Academy, Revenue Bonds
Series A, Insured: BAM UT CSCE
3.00%, due 4/15/40	1,000,000	828,835
Utah Charter School Finance Authority, Venture Academy, Revenue Bonds
Insured: UT CSCE
5.00%, due 10/15/29	700,000	700,526
Insured: UT CSCE
5.00%, due 10/15/34	1,095,000	1,095,534
Insured: UT CSCE
5.00%, due 10/15/38	1,095,000	1,095,364
Utah Charter School Finance Authority, Vista at Entrada School of Performing Arts & Technology, Revenue Bonds
Series A, Insured: BAM UT CSCE
4.00%, due 10/15/35	1,080,000	1,081,512
Utah State University, Revenue Bonds
Series B, Insured: BAM
3.00%, due 12/1/36	2,055,000	1,936,207
		26,652,347
General 7.2%
Black Desert Public Infrastructure District, Assessment Area No. 1, Special Assessment
5.625%, due 12/1/53 (b)	1,500,000	1,526,416
City of Eagle Mountain City, Assessment Area 2013-1, Special Assessment
5.25%, due 5/1/28	70,000	70,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General (continued)
Copper Rim Infrastructure Financing District, Assessment Area, Special Assessment
6.125%, due 12/1/54 (b)	$ 1,000,000	$ 1,030,841
County of Weber, Summit Mountain Assessment Area, Special Assessment
5.50%, due 1/15/28	790,000	791,669
5.75%, due 1/15/33	3,245,000	3,252,384
Currents Community Development District, Assessment, Special Assessment
Series B
4.25%, due 5/1/41 (b)	445,000	421,716
Downtown Daybreak Public Infrastructure District No. 1, South Station Housing and Transit Reinvestment Zone, Tax Allocation
5.00%, due 3/1/41 (b)	1,000,000	1,012,278
Mida Mountain Village Public Infrastructure District, Tax Allocation
Series 2
(zero coupon), due 6/1/35 (b)(c)	500,000	401,952
Reunion East Community Development District, Special Assessment
3.15%, due 5/1/41	1,000,000	886,500
Tradition Community Development District No. 9, Special Assessment
2.70%, due 5/1/31	425,000	398,341
Verk Industrial Regional Public Infrastructure District, Tax Allocation
6.625%, due 9/1/47 (b)	1,500,000	1,593,978
Washington County Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/32	500,000	504,564
5.00%, due 10/1/37	500,000	504,564
Wolf Creek Infrastructure Financing District No. 1, Assessment Area No. 1, Special Assessment
5.75%, due 12/1/44	2,000,000	2,070,701
		14,465,904
General Obligation 6.9%
Black Ridge Infrastructure Financing District, Assessment Area, Special Assessment
5.50%, due 12/1/40	1,000,000	1,013,415
	Principal Amount	Value

General Obligation (continued)
City of Kent, Limited General Obligation
5.00%, due 12/1/43	$ 1,000,000	$ 1,101,110
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	1,967,143	1,340,116
(zero coupon), due 11/1/51	1,074,219	745,239
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
5.625%, due 7/1/27	1,500,000	1,527,941
County of Pennington, Limited General Obligation
Series A
5.00%, due 12/1/46	1,000,000	1,044,920
Emery County School District, Unlimited General Obligation
Insured: School Bond Guaranty
2.00%, due 6/15/35	1,550,000	1,279,646
Logan City School District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/30	1,385,000	1,385,963
Metropolitan Government of Nashville & Davidson County, Unlimited General Obligation
2.50%, due 1/1/29	1,000,000	981,358
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation
4.25%, due 6/1/41 (b)	2,205,000	2,031,052
Salt Lake City School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 3/1/39	1,575,000	1,447,134
		13,897,894
Hospital 4.5%
County of Utah, IHC Health Services, Inc., Revenue Bonds
Series A
5.00%, due 5/15/43	1,690,000	1,773,011
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/32	1,000,000	1,106,334

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Utah Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Hospital (continued)
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas, Revenue Bonds
Series A
5.00%, due 8/15/39	$ 1,000,000	$ 1,104,018
Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur Healthcare, Revenue Bonds
Series A, Insured: AG
5.00%, due 6/1/35	1,000,000	1,104,528
South Dakota Health & Educational Facilities Authority, Avera Health Issue, Revenue Bonds
4.00%, due 7/1/42	1,290,000	1,241,551
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series C-2
5.00%, due 11/1/51 (d)	1,000,000	1,091,491
Tarrant County Cultural Education Facilities Finance Corp., Ascension Senior Credit Group, Revenue Bonds
Series C-1
5.00%, due 11/15/51 (d)	1,000,000	1,100,473
Washington Health Care Facilities Authority, Overlake Hospital Medical Center, Revenue Bonds
Series A
4.00%, due 7/1/42	500,000	469,138
		8,990,544
Housing 3.3%
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/48	1,060,000	1,126,149
Utah Board of Higher Education, Dixie State University, Revenue Bonds
Insured: BAM
3.00%, due 6/1/36	1,375,000	1,314,542
Insured: AG
5.00%, due 6/1/30	1,800,000	1,802,832
Washington State Housing Finance Commission, Revenue Bonds
Series 2
3.812%, due 3/1/50 (d)	2,470,004	2,409,786
		6,653,309
	Principal Amount	Value

Other Revenue 42.1%
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	$ 1,000,000	$ 1,028,743
City of Herriman City, Revenue Bonds
Series B
5.00%, due 8/1/33	1,515,000	1,517,769
City of Mapleton City, Revenue Bonds
3.00%, due 6/15/36	1,255,000	1,154,783
City of St. George, Electric, Revenue Bonds
Insured: AG
5.00%, due 6/1/27	525,000	525,870
City of West Valley City, Sales Tax, Revenue Bonds
(zero coupon), due 7/15/35	3,075,000	1,865,645
Consolidated Municipalities Electric Power Systems Joint Powers Board, Electric Facilities Improvement Lease, Revenue Bonds
Series A
5.00%, due 6/1/31	1,000,000	1,001,806
County of Tooele, Sales Tax, Revenue Bonds
5.00%, due 9/1/41	750,000	801,184
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds
Series C
5.00%, due 7/15/35 (b)	1,000,000	1,004,219
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.25%, due 6/1/45	1,255,000	1,368,593
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien
Series B, Insured: AG
5.00%, due 6/1/31	1,375,000	1,508,082
Series B, Insured: AG
5.00%, due 6/1/34	1,000,000	1,130,518
Series B, Insured: AG
5.00%, due 6/1/38	500,000	556,862
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, Second Lien (continued)
Series B, Insured: AG
5.25%, due 6/1/42	$ 1,000,000	$ 1,115,301
Series B, Insured: AG
5.25%, due 6/1/43	1,000,000	1,107,671
Duchesne County School District, Revenue Bonds
4.00%, due 6/1/38	750,000	751,800
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	471,898	463,041
King County Housing Authority, Revenue Bonds
5.375%, due 7/1/45	1,000,000	1,059,159
Lehi Local Building Authority, Revenue Bonds
5.00%, due 6/15/30	500,000	541,335
Miami-Dade County Housing Finance Authority, Rainbow Village Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FNMA
4.88%, due 3/1/46	750,000	763,090
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/41	1,000,000	958,271
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
3.824%, due 11/20/42 (d)	1,787,399	1,743,263
Ogden City Municipal Building Authority, Revenue Bonds
Series A
5.00%, due 1/15/43	1,000,000	1,058,367
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds
Series A-1
5.875%, due 3/1/45	1,000,000	1,046,199
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,525,000	1,511,522
	Principal Amount	Value

Other Revenue (continued)
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	$ 980,000	$ 1,090,318
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	2,000,000	2,210,568
Tennergy Corp., Revenue Bonds
Series A
4.00%, due 12/1/51 (d)	2,000,000	2,026,810
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.00%, due 12/1/35	1,800,000	1,907,791
Series A-1
5.00%, due 5/1/53 (d)	1,000,000	1,029,468
Tennessee Energy Acquisition Corp., Commodity Project, Revenue Bonds
Series A
5.00%, due 5/1/52 (d)	1,500,000	1,590,933
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
Series A
5.00%, due 11/1/34	2,000,000	2,139,228
Tennessee Housing Development Agency, Revenue Bonds
Series 2-B
3.95%, due 1/1/38	1,300,000	1,299,975
Texas Department of Housing & Community Affairs, Revenue Bonds
Series D-2, Insured: GNMA
6.25%, due 1/1/56	1,000,000	1,120,300
Texas Municipal Gas Acquisition & Supply Corp., Revenue Bonds
5.00%, due 1/1/29	1,100,000	1,144,015
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (d)	1,200,000	1,269,515
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 4/1/36	2,000,000	2,085,613
5.00%, due 1/1/55 (d)	1,500,000	1,600,335
Utah Associated Municipal Power Systems, Veyo Heat Recovery Project, Revenue Bonds
5.00%, due 3/1/30	795,000	796,172

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Utah Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Utah Associated Municipal Power Systems, Veyo Heat Recovery Project, Revenue Bonds (continued)
5.00%, due 3/1/32	$ 905,000	$ 906,311
5.00%, due 3/1/34	745,000	745,981
Utah Housing Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	2,000,000	2,007,423
Series B-1, Class I
4.60%, due 7/1/34	415,000	415,342
Series B-1, Class II
4.625%, due 7/1/32	15,000	15,009
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	790,000	846,980
Series G, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,215,000	3,578,517
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	1,895,000	2,102,923
Series E, Insured: GNMA / FNMA / FHLMC
6.75%, due 7/1/55	1,535,000	1,759,368
Utah Housing Corp., Collaborative 1881 Phase 1 LLC (The), Revenue Bonds
2.65%, due 3/1/45 (d)	1,500,000	1,480,295
Utah Housing Corp., Liberty Corner, Revenue Bonds
3.00%, due 9/1/45 (d)	2,500,000	2,497,651
Utah Housing Corp., Waymark at Folsom Trail, Revenue Bonds
Insured: FNMA
5.00%, due 11/1/43	1,000,000	1,057,581
Utah Infrastructure Agency, Revenue Bonds
4.00%, due 10/15/30	1,000,000	1,004,607
4.00%, due 10/15/34	1,380,000	1,366,735
5.25%, due 10/15/36	535,000	581,995
5.25%, due 10/15/39	555,000	591,853
5.50%, due 10/15/44	750,000	789,117
5.50%, due 10/15/48	750,000	769,908
Utah Infrastructure Agency, Cedar Hills Project, Revenue Bonds
4.00%, due 10/15/32	995,000	1,018,683
4.25%, due 10/15/42	1,125,000	1,129,853
	Principal Amount	Value

Other Revenue (continued)
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/36	$ 1,000,000	$ 972,937
4.00%, due 10/15/42	1,000,000	934,000
Series A
5.00%, due 10/15/34	1,600,000	1,602,947
Utah State Building Ownership Authority, State Facilities Master Lease Program, Revenue Bonds
2.25%, due 5/15/26	1,000,000	999,554
Utah Transit Authority, Revenue Bonds
(zero coupon), due 12/15/32	1,500,000	1,176,193
5.00%, due 12/15/42	2,000,000	2,230,634
Series C, Insured: AG
5.25%, due 6/15/32	195,000	217,691
Washington State Housing Finance Commission, Revenue Bonds
Series 1, Class A-1
3.685%, due 11/20/41 (d)	1,987,080	1,917,661
West Jordan Municipal Building Authority, Revenue Bonds
5.00%, due 10/1/34	1,000,000	1,008,304
West Valley City Municipal Building Authority, Revenue Bonds
Insured: AG
5.00%, due 2/1/34	1,000,000	1,014,155
Wyoming Community Development Authority, Revenue Bonds
Series 1
3.00%, due 6/1/50	535,000	526,384
		84,160,726
Transportation 11.7%
Alaska Railroad Corp., Revenue Bonds (a)
Insured: AG
5.50%, due 10/1/31	1,000,000	1,107,281
Insured: AG
5.50%, due 10/1/40	1,000,000	1,110,701
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/43 (a)	2,300,000	2,466,764
City of Galveston, Wharves & Terminal, Revenue Bonds, First Lien (a)
Series A
5.50%, due 8/1/42	1,200,000	1,279,351
Series A
5.50%, due 8/1/43	550,000	582,798
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Transportation (continued)
City of Houston, Airport System, Revenue Bonds (a)
Series A
5.25%, due 7/1/39	$ 1,350,000	$ 1,500,351
Series A
5.50%, due 7/1/43	1,740,000	1,935,050
City of Houston, United Airlines, Inc., Revenue Bonds
Series B
5.50%, due 7/15/38 (a)	1,000,000	1,065,787
City of Salt Lake City, Airport, Revenue Bonds (a)
Series A
5.00%, due 7/1/46	2,000,000	2,045,707
Series A
5.25%, due 7/1/38	1,500,000	1,649,861
City of Salt Lake City, International Airport, Revenue Bonds
Series A
5.25%, due 7/1/41 (a)	2,000,000	2,211,006
Dallas Fort Worth International Airport, Revenue Bonds
Series A-1
5.25%, due 11/1/40 (a)	1,000,000	1,096,924
Greater Orlando Aviation Authority, Revenue Bonds
5.25%, due 10/1/45 (a)	1,000,000	1,065,849
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.25%, due 10/1/44 (a)	2,000,000	2,147,734
Port of Seattle, Revenue Bonds
Series B
5.50%, due 8/1/47 (a)	2,000,000	2,112,011
		23,377,175
Utilities 4.7%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	1,500,000	1,423,459
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/35	1,185,000	1,293,675
	Principal Amount	Value

Utilities (continued)
Intermountain Power Agency, Revenue Bonds (continued)
Series A
5.00%, due 7/1/37	$ 1,000,000	$ 1,090,625
Series A
5.00%, due 7/1/42	1,880,000	2,006,266
Series A
5.00%, due 7/1/43	1,740,000	1,862,422
Series A
5.25%, due 7/1/45	1,535,000	1,640,558
		9,317,005
Water & Sewer 4.5%
Central Valley Water Reclamation Facility, Sustainable Bond, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 3/1/32	1,215,000	1,193,157
Series B, Insured: AG-CR
3.00%, due 3/1/33	1,025,000	1,012,567
City of Fairview, Water & Sewer, Revenue Bonds
4.00%, due 6/15/46	725,000	588,538
City of Knoxville, Water System, Revenue Bonds
Series EE
2.00%, due 3/1/29	800,000	769,927
City of Park City, Water, Revenue Bonds
2.125%, due 12/15/37	1,775,000	1,409,396
City of Salt Lake City, Public Utilities, Revenue Bonds
5.00%, due 2/1/44	1,000,000	1,089,305
City of South Jordan, Water, Revenue Bonds
5.00%, due 11/1/43	1,225,000	1,351,092
Florida Governmental Utility Authority, Lehigh Utility System, Revenue Bonds
Insured: AG
5.00%, due 10/1/31	500,000	500,881
San Jacinto River Authority, Woodlands Waste Disposal System Project, Revenue Bonds
Insured: BAM
5.00%, due 10/1/30	1,000,000	1,001,245
		8,916,108
Total Long-Term Municipal Bonds (Cost $192,671,879)		196,431,012

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Utah Muni Fund

	Principal Amount	Value
Short-Term Municipal Notes 0.3%
Hospital 0.1%
County of Utah, Intermountain Healthcare, Inc., Revenue Bonds
Series C
3.35%, due 5/15/58 (e)	$ 250,000	$ 250,000
Water & Sewer 0.2%
Utah Water Finance Agency, Revenue Bonds
Series B-2
3.20%, due 10/1/35 (e)	400,000	400,000
Total Short-Term Municipal Notes (Cost $650,000)		650,000
Total Municipal Bonds (Cost $193,321,879)		197,081,012

	Shares
Short-Term Investment 1.2%
Unaffiliated Investment Company 1.2%
Dreyfus Government Cash Management - Institutional Shares, 3.507% (f)	2,375,935	2,375,935
Total Short-Term Investment (Cost $2,375,935)		2,375,935
Total Investments (Cost $195,697,814)	99.7%	199,456,947
Other Assets, Less Liabilities	0.3	644,648
Net Assets	100.0%	$ 200,101,595

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(d)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of April 30, 2026.
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(25)	June 2026	$ (2,934,653)	$ (2,821,094)	$ 113,559

1.	As of April 30, 2026, cash in the amount of $92,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 196,431,012	$ —	$ 196,431,012
Short-Term Municipal Notes	—	650,000	—	650,000
Total Municipal Bonds	—	197,081,012	—	197,081,012
Short-Term Investment
Unaffiliated Investment Company	2,375,935	—	—	2,375,935
Total Investments in Securities	2,375,935	197,081,012	—	199,456,947
Other Financial Instruments
Futures Contracts (b)	113,559	—	—	113,559
Total Investments in Securities and Other Financial Instruments	$ 2,489,494	$ 197,081,012	$ —	$ 199,570,506

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Utah Muni Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $195,697,814)	$199,456,947
Cash collateral on deposit at broker for futures contracts	92,500
Receivables:
Interest	2,520,593
Fund shares sold	603,363
Other assets	16,842
Total assets	202,690,245
Liabilities
Payables:
Investment securities purchased	2,082,160
Fund shares redeemed	258,491
Manager (See Note 3)	69,608
Professional fees	39,296
Distribution/Service fees (See Note 3)	18,860
Transfer agent (See Note 3)	16,587
Custodian	11,586
Shareholder communication	7,313
Variation margin on futures contracts	3,907
Trustees	251
Accrued expenses	2,796
Distributions payable	77,795
Total liabilities	2,588,650
Net assets	$200,101,595
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$20,614
Additional paid-in-capital	222,139,208
222,159,822
Total distributable earnings (loss)	(22,058,227)
Net assets	$200,101,595
Class A
Net assets applicable to outstanding shares	$10,923,929
Shares of beneficial interest outstanding	1,127,313
Net asset value per share outstanding	$9.69
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.99
Class C
Net assets applicable to outstanding shares	$5,544,887
Shares of beneficial interest outstanding	571,991
Net asset value and offering price per share outstanding	$9.69
Class I
Net assets applicable to outstanding shares	$96,613,864
Shares of beneficial interest outstanding	9,937,762
Net asset value and offering price per share outstanding	$9.72
Class Z
Net assets applicable to outstanding shares	$87,018,915
Shares of beneficial interest outstanding	8,976,940
Net asset value per share outstanding	$9.69
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$9.99

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$4,383,786
Expenses
Manager (See Note 3)	440,593
Distribution/Service—Class A (See Note 3)	11,445
Distribution/Service—Class C (See Note 3)	13,455
Distribution/Service—Class Z (See Note 3)	89,968
Transfer agent (See Note 3)	47,615
Professional fees	42,539
Custodian	21,911
Registration	15,889
Shareholder communication	14,362
Trustees	2,839
Miscellaneous	2,213
Total expenses before waiver/reimbursement	702,829
Expense waiver/reimbursement from Manager (See Note 3)	(24,337)
Net expenses	678,492
Net investment income (loss)	3,705,294
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	347,388
Futures transactions	(68,485)
Net realized gain (loss)	278,903
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(194,502)
Futures contracts	145,762
Net change in unrealized appreciation (depreciation)	(48,740)
Net realized and unrealized gain (loss)	230,163
Net increase (decrease) in net assets resulting from operations	$3,935,457
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Utah Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$3,705,294	$7,257,144
Net realized gain (loss)	278,903	(3,653,110)
Net change in unrealized appreciation (depreciation)	(48,740)	4,606,867
Net increase (decrease) in net assets resulting from operations	3,935,457	8,210,901
Distributions to shareholders:
Class A	(164,014)	(158,316)
Class C	(88,722)	(171,916)
Class I	(1,748,836)	(3,428,931)
Class Z	(1,620,365)	(3,638,722)
Total distributions to shareholders	(3,621,937)	(7,397,885)
Capital share transactions:
Net proceeds from sales of shares	26,214,017	34,877,242
Net asset value of shares issued to shareholders in reinvestment of distributions	3,130,034	6,366,373
Cost of shares redeemed	(24,315,224)	(83,811,757)
Increase (decrease) in net assets derived from capital share transactions	5,028,827	(42,568,142)
Net increase (decrease) in net assets	5,342,347	(41,755,126)
Net Assets
Beginning of period	194,759,248	236,514,374
End of period	$200,101,595	$194,759,248
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	July 22, 2024^ through October 31,
Class A	2026*	2025	2024
Net asset value at beginning of period	$9.67	$9.61	$9.65
Net investment income (loss) (a)	0.18	0.33	0.07
Net realized and unrealized gain (loss)	0.01	0.07	(0.02)
Total from investment operations	0.19	0.40	0.05
Less distributions:
From net investment income	(0.17)	(0.34)	(0.09)
Net asset value at end of period	$9.69	$9.67	$9.61
Total investment return (b)	2.01%	4.25%	0.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.67%††	3.52%	2.77%††
Net expenses (c)	0.80%††	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.85%††	0.83%	0.85%††
Portfolio turnover rate (d)	15%	74%	34%
Net assets at end of period (in 000’s)	$10,924	$7,183	$1,910

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.68	$9.61	$9.69	$9.73	$9.94	$10.60	$10.49
Net investment income (loss) (b)	0.16	0.30	0.11	0.14	0.12	0.10	0.12
Net realized and unrealized gain (loss)	0.01	0.08	(0.06)	(0.04)	(0.20)	(0.66)	0.11
Total from investment operations	0.17	0.38	0.05	0.10	(0.08)	(0.56)	0.23
Less distributions:
From net investment income	(0.16)	(0.31)	(0.13)	(0.14)	(0.13)	(0.10)	(0.12)
Net asset value at end of period	$9.69	$9.68	$9.61	$9.69	$9.73	$9.94	$10.60
Total investment return	1.75%(c)	4.05%(c)	0.49%(c)	1.05%	(0.78)%	(5.35)%	2.21%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.38%††	3.18%	2.01%††	1.45%	1.26%	0.93%	1.14%
Net expenses	1.10%††(d)	1.10%(d)	1.48%††(d)	1.70%	1.67%	1.62%	1.65%
Expenses (before waiver/reimbursement)	1.15%††(d)	1.13%(d)	1.54%††(d)	1.72%	1.69%	1.64%	1.67%
Portfolio turnover rate	15%(e)	74%(e)	34%(e)	11%	12%	19%	6%
Net assets at end of period (in 000's)	$5,545	$5,412	$5,553	$6,265	$9,886	$16,332	$27,208

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Utah Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.70	$9.64	$9.71	$9.75	$9.97	$10.63	$10.52
Net investment income (loss) (b)	0.19	0.35	0.16	0.24	0.22	0.20	0.23
Net realized and unrealized gain (loss)	0.02	0.07	(0.05)	(0.04)	(0.21)	(0.66)	0.11
Total from investment operations	0.21	0.42	0.11	0.20	0.01	(0.46)	0.34
Less distributions:
From net investment income	(0.19)	(0.36)	(0.18)	(0.24)	(0.23)	(0.20)	(0.23)
Net asset value at end of period	$9.72	$9.70	$9.64	$9.71	$9.75	$9.97	$10.63
Total investment return	2.13%(c)	4.50%(c)	1.05%(c)	2.07%	0.12%	(4.38)%	3.23%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.92%††	3.71%	2.79%††	2.46%	2.27%	1.93%	2.14%
Net expenses	0.55%††(d)	0.55%(d)	0.69%††(d)	0.71%	0.67%	0.62%	0.65%
Expenses (before waiver/reimbursement)	0.60%††(d)	0.58%(d)	0.75%††(d)	0.73%	0.69%	0.64%	0.67%
Portfolio turnover rate	15%(e)	74%(e)	34%(e)	11%	12%	19%	6%
Net assets at end of period (in 000's)	$96,614	$88,475	$112,925	$126,760	$136,585	$186,090	$194,855

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.68	$9.61	$9.68	$9.73	$9.94	$10.60	$10.50
Net investment income (loss) (b)	0.18	0.33	0.14	0.22	0.20	0.18	0.21
Net realized and unrealized gain (loss)	—	0.08	(0.04)	(0.05)	(0.20)	(0.66)	0.10
Total from investment operations	0.18	0.41	0.10	0.17	—	(0.48)	0.31
Less distributions:
From net investment income	(0.17)	(0.34)	(0.17)	(0.22)	(0.21)	(0.18)	(0.21)
Net asset value at end of period	$9.69	$9.68	$9.61	$9.68	$9.73	$9.94	$10.60
Total investment return	1.91%(c)	4.38%(c)	0.91%(c)	1.76%	0.01%	(4.58)%	2.93%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.69%††	3.50%	2.54%††	2.25%	2.07%	1.73%	1.94%
Net expenses	0.80%††(d)	0.78%(d)	0.94%†† (d)(e)	0.91%	0.87%	0.82%	0.85%
Expenses (before waiver/reimbursement)	0.80%††(d)	0.78%(d)	0.96%††(d)	0.93%	0.89%	0.84%	0.87%
Portfolio turnover rate	15%(f)	74%(f)	34%(f)	11%	12%	19%	6%
Net assets at end of period (in 000's)	$87,019	$93,689	$116,127	$144,320	$178,489	$223,563	$252,020

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	Expense waiver/reimbursement less than 0.01%.
(f)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Utah Muni Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Utah Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Fund For Utah (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z and Class C shares of the Fund assumed the performance, financial and other information of the Class A and Class C shares, respectively, of the Predecessor Fund. Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	May 21, 1996
Class I	May 21, 1996
Class Z	July 24, 1992
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter, eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Utah income taxes.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

17

Notes to Financial Statements (Unaudited) (continued)
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

18	NYLI MacKay Utah Muni Fund

Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are
19

Notes to Financial Statements (Unaudited) (continued)
incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of April 30, 2026, that represent 2.79% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example,

20	NYLI MacKay Utah Muni Fund

labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$113,559
Total Fair Value	$113,559

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(68,485)
Total Net Realized Gain (Loss)	$(68,485)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$145,762
Total Net Change in Unrealized Appreciation (Depreciation)	$145,762

Average Notional Amount	Total
Futures Contracts Short	$(2,589,531)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.90%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $440,593 and waived fees and/or reimbursed certain class specific expenses in the amount of $24,337 and paid the Subadvisor fees in the amount of $208,128.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These
21

Notes to Financial Statements (Unaudited) (continued)
services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.20% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Class Z shares during the six-month period ended April 30, 2026, were $334 and $25, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A shares during the six-month period ended April 30, 2026, of $5,355.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$2,159	$—
Class C	2,604	—
Class I	21,572	—
Class Z	21,280	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$26,632	0.2%
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$195,697,814	$4,155,368	$(396,235)	$3,759,133
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $25,859,726, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$7,439	$18,421

22	NYLI MacKay Utah Muni Fund

During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$422,015
Exempt Interest Dividends	6,975,870
Total	$7,397,885
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $36,796 and $28,827, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	569,744	$5,534,840
Shares issued to shareholders in reinvestment of distributions	13,988	135,767
Shares redeemed	(199,270)	(1,926,687)
Net increase (decrease)	384,462	$3,743,920
Year ended October 31, 2025:
Shares sold	655,104	$6,296,605
Shares issued to shareholders in reinvestment of distributions	11,236	106,966
Shares redeemed	(124,613)	(1,184,461)
Net increase (decrease) in shares outstanding before conversion	541,727	5,219,110
Shares converted into Class A (See Note 1)	2,321	22,471
Net increase (decrease)	544,048	$5,241,581

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	56,786	$552,655
Shares issued to shareholders in reinvestment of distributions	7,459	72,421
Shares redeemed	(51,604)	(500,162)
Net increase (decrease)	12,641	$124,914
Year ended October 31, 2025:
Shares sold	112,450	$1,065,987
Shares issued to shareholders in reinvestment of distributions	15,484	147,613
Shares redeemed	(146,337)	(1,386,720)
Net increase (decrease)	(18,403)	$(173,120)

23

Notes to Financial Statements (Unaudited) (continued)
Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,819,522	$17,738,107
Shares issued to shareholders in reinvestment of distributions	151,574	1,476,214
Shares redeemed	(1,193,051)	(11,612,858)
Net increase (decrease) in shares outstanding before conversion	778,045	7,601,463
Shares converted into Class I (See Note 1)	42,103	408,606
Net increase (decrease)	820,148	$8,010,069
Year ended October 31, 2025:
Shares sold	2,618,507	$25,064,431
Shares issued to shareholders in reinvestment of distributions	303,405	2,900,786
Shares redeemed	(5,580,071)	(53,350,783)
Net increase (decrease) in shares outstanding before conversion	(2,658,159)	(25,385,566)
Shares converted into Class I (See Note 1)	62,351	598,123
Shares converted from Class I (See Note 1)	(2,312)	(22,471)
Net increase (decrease)	(2,598,120)	$(24,809,914)

Class Z	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	245,045	$2,388,415
Shares issued to shareholders in reinvestment of distributions	148,896	1,445,632
Shares redeemed	(1,057,983)	(10,275,517)
Net increase (decrease) in shares outstanding before conversion	(664,042)	(6,441,470)
Shares converted from Class Z (See Note 1)	(42,234)	(408,606)
Net increase (decrease)	(706,276)	$(6,850,076)
Year ended October 31, 2025:
Shares sold	259,586	$2,450,219
Shares issued to shareholders in reinvestment of distributions	336,775	3,211,008
Shares redeemed	(2,933,584)	(27,889,793)
Net increase (decrease) in shares outstanding before conversion	(2,337,223)	(22,228,566)
Shares converted from Class Z (See Note 1)	(62,542)	(598,123)
Net increase (decrease)	(2,399,765)	$(22,826,689)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI MacKay Utah Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
25

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
31

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
32

The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
33

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
34

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
35

NYLI MacKay Oregon Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 97.8%
Long-Term Municipal Bonds 96.7%
Education 0.4%
Oregon State Facilities Authority, Reed Institute Project, Revenue Bonds
Series A
4.00%, due 7/1/31	$ 1,135,000	$ 1,152,592
General 1.5%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/30	3,975,000	4,005,810
General Obligation 45.9%
Bend Metropolitan Park & Recreation District, Unlimited General Obligation
4.00%, due 6/1/27	1,430,000	1,430,731
Benton & Linn Counties Consolidated School District No. 509J & 509A, Corvallis, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/31	2,000,000	2,098,422
Blue Mountain Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 6/15/27	970,000	972,561
City of Bend, Limited General Obligation
5.00%, due 6/1/38	1,545,000	1,759,331
City of Redmond, Airport Expansion Projects, Limited General Obligation (a)
Series A
5.00%, due 6/1/34	550,000	609,367
Series A
5.00%, due 6/1/35	500,000	555,944
Series A
5.00%, due 6/1/38	1,220,000	1,330,011
Series A
5.25%, due 6/1/43	1,075,000	1,159,069
Series A
5.25%, due 6/1/45	1,750,000	1,855,163
	Principal Amount	Value

General Obligation (continued)
Clackamas & Washington Counties School District No. 3, Limited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/38	$ 1,500,000	$ 1,727,792
Clackamas Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,500,000	1,657,981
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	645,000	332,481
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	5,355,000	2,699,548
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/37	2,000,000	2,035,856
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	2,665,286	1,815,726
(zero coupon), due 11/1/51	1,872,568	1,299,094
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/35	616,763	611,692
Series A-1
4.00%, due 7/1/41	1,000,000	937,035
Series A-1
5.625%, due 7/1/27	1,500,000	1,527,941
County of Jackson, Unlimited General Obligation
3.00%, due 6/1/39	430,000	383,922
Deschutes & Jefferson Counties School District No. 2J, Redmond, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,750,000	2,012,076
Insured: School Bond Guaranty
5.00%, due 6/15/38	1,000,000	1,123,814
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,000,000	1,117,380
Insured: School Bond Guaranty
5.00%, due 6/15/40	1,000,000	1,108,994

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Deschutes & Jefferson Counties School District No. 2J, Redmond, Unlimited General Obligation (continued)
Insured: School Bond Guaranty
5.00%, due 6/15/41	$ 1,000,000	$ 1,103,819
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,000,000	1,094,749
Deschutes County Administrative School District No. 1, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/29	1,000,000	1,000,575
Hillsboro School District No. 1J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/34	2,000,000	2,043,410
Jackson County School District No. 5, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,620,000	1,723,608
Insured: School Bond Guaranty
5.00%, due 6/15/42	5,205,000	5,429,987
Linn Benton Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/1/27	1,520,000	1,521,557
Marion & Linn Counties School District No. 29J, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,160,000	1,277,526
Marion County School District No. 1, Gervais, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/42	1,250,000	1,373,682
Metro, Unlimited General Obligation
Series A
4.00%, due 6/1/26	1,305,000	1,305,931
Series A
4.00%, due 6/1/33	2,390,000	2,499,590
5.00%, due 6/1/31	2,050,000	2,284,272
5.00%, due 6/1/35	1,000,000	1,164,195
Mount Hood Community College District, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/38	1,000,000	1,122,147
Insured: School Bond Guaranty
5.00%, due 6/15/39	1,000,000	1,114,071
	Principal Amount	Value

General Obligation (continued)
Mount Hood Community College District, Unlimited General Obligation (continued)
Insured: School Bond Guaranty
5.00%, due 6/15/40	$ 1,000,000	$ 1,104,898
Insured: School Bond Guaranty
5.00%, due 6/15/43	1,000,000	1,084,931
Multnomah & Clackamas Counties School District No. 10JT, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,500,000	2,564,367
Multnomah County School District No. 1J, Portland Public Schools, Unlimited General Obligation
Insured: School Bond Guaranty
3.00%, due 6/15/37	1,735,000	1,591,321
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/26	2,970,000	2,973,789
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	1,000,000	966,685
Multnomah County School District No. 7, Reynolds, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	1,000,000	1,088,356
Insured: School Bond Guaranty
5.00%, due 6/15/32	1,000,000	1,119,439
Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,133,281
Insured: School Bond Guaranty
5.00%, due 6/15/34	1,000,000	1,143,866
Insured: School Bond Guaranty
5.00%, due 6/15/35	1,000,000	1,151,474
Insured: School Bond Guaranty
5.00%, due 6/15/36	1,000,000	1,137,151
Nehalem Bay Health District, Unlimited General Obligation
Series A
5.00%, due 6/15/44	2,655,000	2,819,053
Northwest Regional Education Service District, Unlimited General Obligation
5.00%, due 6/1/34	500,000	559,366

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Oregon Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Oregon City School District No. 62, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/27	$ 210,000	$ 203,566
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/28	200,000	188,569
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/29	225,000	205,850
Pacific Communities Health District, Unlimited General Obligation
5.00%, due 6/1/29	1,945,000	1,948,612
5.00%, due 6/1/30	2,060,000	2,063,773
Polk Marion & Benton Counties School District No. 13J, Unlimited General Obligation
Insured: School Bond Guaranty
4.00%, due 2/1/28	1,515,000	1,519,497
Salem-Keizer School District No. 24J, Unlimited General Obligation (b)
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/32	1,135,000	1,236,206
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/33	1,000,000	1,086,123
State of Oregon, Article XI-Q State Projects, Limited General Obligation
Series J
5.00%, due 11/1/39	1,605,000	1,780,154
State of Oregon, Article XI-Q State Projects, Unlimited General Obligation
Series A
5.00%, due 5/1/37	2,300,000	2,559,639
Series A
5.00%, due 5/1/44	3,000,000	3,111,604
State of Oregon, Articles XI-M, XI-N, XI-P State Projects, Unlimited General Obligation
Series C
5.25%, due 6/1/44	1,500,000	1,676,879
State of Oregon, Veterans Welfare, Limited General Obligation
Series I, Insured: AG-CR
2.15%, due 12/1/34	2,000,000	1,708,085
	Principal Amount	Value

General Obligation (continued)
State of Oregon, Veterans Welfare, Unlimited General Obligation
Series I
6.25%, due 6/1/55	$ 1,000,000	$ 1,104,424
Tillamook & Yamhill Counties School District No. 101, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/31	1,275,000	1,337,744
Umatilla Hospital District No. 1, Limited General Obligation
4.75%, due 6/1/43	2,310,000	2,310,296
Washington & Clackamas Counties School District No. 23J, Tigard-Tualatin, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/30	2,000,000	2,051,942
Insured: School Bond Guaranty
5.00%, due 6/15/39	2,800,000	3,163,694
Insured: School Bond Guaranty
5.00%, due 6/15/43	2,500,000	2,756,755
Insured: School Bond Guaranty
5.00%, due 6/15/44	4,310,000	4,712,841
Washington & Multnomah Counties School District No. 48J, Beaverton, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/38	2,000,000	1,208,840
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/40	4,000,000	2,165,894
Washington Clackamas & Yamhill Counties School District No. 88J, Sherwood, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/42	3,000,000	1,470,288
Series B, Insured: School Bond Guaranty
5.00%, due 6/15/29	2,785,000	2,856,705
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Washington County School District No. 15, Forest Grove, Unlimited General Obligation
Insured: School Bond Guaranty
5.00%, due 6/15/41	$ 1,000,000	$ 1,114,496
		124,201,503
Hospital 9.3%
Medford Hospital Facilities Authority, Asante Project, Revenue Bonds
Series A, Insured: AG
4.00%, due 8/15/45	1,600,000	1,488,184
Series A
5.00%, due 8/15/33	500,000	534,698
Series A
5.00%, due 8/15/34	1,180,000	1,255,856
Oregon Health & Science University, Revenue Bonds
Series B-2
5.00%, due 7/1/46 (c)	8,660,000	9,417,720
Oregon State Facilities Authority, Legacy Health Project, Revenue Bonds
Series B
5.00%, due 6/1/30	2,255,000	2,425,620
Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds
Series A
5.00%, due 10/1/35	550,000	572,024
Series A
5.00%, due 10/1/40	2,090,000	2,135,356
Series A
5.00%, due 10/1/46	265,000	263,713
Salem Hospital Facility Authority, Salem Health Projects, Revenue Bonds
Series A
4.00%, due 5/15/41	3,000,000	2,932,051
Series A
5.00%, due 5/15/30	1,130,000	1,195,366
Union County Hospital Facility Authority, Grande Ronde Hospital Project, Revenue Bonds
5.00%, due 7/1/28	135,000	139,117
5.00%, due 7/1/29	175,000	182,255
5.00%, due 7/1/30	200,000	209,930
5.00%, due 7/1/31	665,000	702,986
	Principal Amount	Value

Hospital (continued)
Union County Hospital Facility Authority, Grande Ronde Hospital Project, Revenue Bonds (continued)
5.00%, due 7/1/32	$ 500,000	$ 531,496
5.00%, due 7/1/47	1,250,000	1,216,095
		25,202,467
Other Revenue 27.6%
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
5.00%, due 12/1/34	1,000,000	1,077,113
Series B
5.00%, due 10/1/35	1,500,000	1,505,414
Series F
5.00%, due 12/1/35	2,000,000	2,120,625
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (c)	2,650,000	2,805,111
Central Lincoln People's Utility District, Revenue Bonds
5.00%, due 12/1/41	250,000	277,697
5.00%, due 12/1/42	600,000	660,771
5.00%, due 12/1/44	425,000	460,353
5.00%, due 12/1/45	355,000	380,727
Clackamas County Housing Authority, Easton Ridge LLC, Revenue Bonds
Series A
4.00%, due 9/1/27	680,000	680,334
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B
5.00%, due 9/1/33	1,500,000	1,536,944
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	2,974,387	3,056,771
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	472,603	463,733
Kentucky Public Energy Authority, Revenue Bonds
Series B
5.00%, due 12/1/33	1,250,000	1,275,364

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Oregon Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Main Street Energy, Inc., Energy Project, Revenue Bonds
Series D
5.00%, due 12/1/33	$ 2,000,000	$ 2,105,664
Main Street Natural Gas, Inc., Revenue Bonds
Series A
5.00%, due 6/1/53 (c)	1,000,000	1,050,908
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	3,630,000	3,721,650
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
3.824%, due 11/20/42 (c)	2,631,449	2,566,471
New Hampshire Business Finance Authority, The Astro Sunterra Project, Revenue Bonds
(zero coupon), due 12/15/34 (d)	500,000	287,500
Oregon State Business Development Commission, Intel Corp. Project, Revenue Bonds
Series 232
3.80%, due 12/1/40 (c)	6,000,000	6,074,940
Oregon State Lottery, Revenue Bonds
Series A
5.00%, due 4/1/29	1,000,000	1,071,003
Series A
5.00%, due 4/1/33	1,000,000	1,139,602
Series A
5.25%, due 4/1/42	2,150,000	2,439,039
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	2,821,000	2,796,067
Series A-1
4.50%, due 7/1/34	579,000	579,033
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,391,000	1,378,706
Series A-1
4.55%, due 7/1/40	545,000	545,826
	Principal Amount	Value

Other Revenue (continued)
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series B
5.25%, due 3/1/55 (c)	$ 1,315,000	$ 1,361,259
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	2,350,000	2,339,963
Series C
3.75%, due 7/1/38	910,000	897,213
Series A
4.00%, due 7/1/51	4,625,000	4,676,903
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	3,995,000	4,457,805
State of Oregon, Housing & Community Services Department, Verde Pines Project, Revenue Bonds
Series O
3.10%, due 12/1/59 (c)	1,875,000	1,876,543
Tennergy Corp., Revenue Bonds
Series A
4.00%, due 12/1/51 (c)	1,500,000	1,520,108
Territory of Guam, Revenue Bonds
Series F
5.00%, due 1/1/30	1,000,000	1,057,690
Series F
5.00%, due 1/1/31	1,000,000	1,069,488
Series G
5.00%, due 1/1/32	1,850,000	1,993,756
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (c)	2,650,000	2,803,511
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/27	550,000	567,109
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Senior Lien
Series A
3.00%, due 9/1/44	2,000,000	1,668,710
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (d)
Series B
5.00%, due 11/1/32	1,000,000	1,054,706
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
Warm Springs Reservation Confederated Tribe, Pelton-Round Butte Project, Revenue Bonds (d) (continued)
Series B
5.00%, due 11/1/34	$ 1,200,000	$ 1,257,994
Series B
5.00%, due 11/1/36	500,000	521,639
Series B
5.00%, due 11/1/39	3,410,000	3,544,333
		74,726,096
Transportation 6.6%
Port of Portland, Airport, Revenue Bonds (a)
Series 27-A
5.00%, due 7/1/35	4,290,000	4,544,762
Series 30-A
5.00%, due 7/1/36	1,000,000	1,101,688
Series 30-A
5.25%, due 7/1/44	5,000,000	5,363,578
State of Oregon, Department of Transportation, Revenue Bonds, Sub. Lien
Series A
5.00%, due 11/15/41	1,355,000	1,486,044
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
5.00%, due 10/1/30	2,000,000	2,078,360
Series A
5.00%, due 10/1/31	3,000,000	3,111,282
		17,685,714
Water & Sewer 5.4%
City of Beaverton, Water, Revenue Bonds
5.00%, due 4/1/36	1,760,000	1,883,022
5.00%, due 4/1/37	1,850,000	1,972,984
City of Portland, Sewer System, Revenue Bonds, First Lien
Series A
2.00%, due 6/15/29	750,000	721,237
City of Portland, Sewer System, Revenue Bonds, Second Lien
Series A
5.00%, due 12/1/47	3,000,000	3,153,625
	Principal Amount	Value

Water & Sewer (continued)
City of Portland, Water System, Revenue Bonds, Second Lien
Series A
5.00%, due 5/1/35	$ 1,740,000	$ 1,857,219
Series A
5.00%, due 5/1/35	2,000,000	2,287,255
Series A
5.00%, due 5/1/38	1,250,000	1,397,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (d)	1,325,000	1,258,438
		14,531,280
Total Long-Term Municipal Bonds (Cost $256,756,268)		261,505,462
Short-Term Municipal Notes 1.1%
Hospital 1.1%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds
Series B
3.30%, due 8/1/34 (e)	2,900,000	2,900,000
Total Short-Term Municipal Notes (Cost $2,900,000)		2,900,000
Total Municipal Bonds (Cost $259,656,268)		264,405,462

	Shares
Short-Term Investment 0.5%
Unaffiliated Investment Company 0.5%
Dreyfus Government Cash Management - Institutional Shares, 3.507% (f)	1,356,313	1,356,313
Total Short-Term Investment (Cost $1,356,313)		1,356,313
Total Investments (Cost $261,012,581)	98.3%	265,761,775
Other Assets, Less Liabilities	1.7	4,593,107
Net Assets	100.0%	$ 270,354,882

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Interest on these securities is subject to alternative minimum tax.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Oregon Muni Fund

(b)	Step coupon—Rate shown was the rate in effect as of April 30, 2026.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of April 30, 2026.

Abbreviation(s):
AG—Assured Guaranty Ltd.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 261,505,462	$ —	$ 261,505,462
Short-Term Municipal Notes	—	2,900,000	—	2,900,000
Total Municipal Bonds	—	264,405,462	—	264,405,462
Short-Term Investment
Unaffiliated Investment Company	1,356,313	—	—	1,356,313
Total Investments in Securities	$ 1,356,313	$ 264,405,462	$ —	$ 265,761,775

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $261,012,581)	$265,761,775
Receivables:
Interest	3,789,697
Fund shares sold	1,308,310
Other assets	21,785
Total assets	270,881,567
Liabilities
Due to custodian	1,536
Payables:
Fund shares redeemed	197,906
Manager (See Note 3)	96,229
Professional fees	39,946
Distribution/Service fees (See Note 3)	20,788
Transfer agent (See Note 3)	18,466
Custodian	12,149
Shareholder communication	8,141
Trustees	455
Accrued expenses	1,546
Distributions payable	129,523
Total liabilities	526,685
Net assets	$270,354,882
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$26,248
Additional paid-in-capital	297,684,199
297,710,447
Total distributable earnings (loss)	(27,355,565)
Net assets	$270,354,882
Class A
Net assets applicable to outstanding shares	$5,182,062
Shares of beneficial interest outstanding	503,154
Net asset value per share outstanding	$10.30
Maximum sales charge (3.00% of offering price)	0.32
Maximum offering price per share outstanding	$10.62
Class C
Net assets applicable to outstanding shares	$1,815,914
Shares of beneficial interest outstanding	176,365
Net asset value and offering price per share outstanding	$10.30
Class I
Net assets applicable to outstanding shares	$109,678,524
Shares of beneficial interest outstanding	10,651,816
Net asset value and offering price per share outstanding	$10.30
Class Z
Net assets applicable to outstanding shares	$153,678,382
Shares of beneficial interest outstanding	14,916,622
Net asset value per share outstanding	$10.30
Maximum sales charge (3.00% of offering price)	0.32
Maximum offering price per share outstanding	$10.62

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Oregon Muni Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$5,279,780
Expenses
Manager (See Note 3)	610,892
Distribution/Service—Class A (See Note 3)	5,505
Distribution/Service—Class C (See Note 3)	4,496
Distribution/Service—Class Z (See Note 3)	118,865
Transfer agent (See Note 3)	58,887
Professional fees	43,694
Custodian	23,945
Shareholder communication	16,253
Registration	15,977
Trustees	4,116
Miscellaneous	1,564
Total expenses before waiver/reimbursement	904,194
Expense waiver/reimbursement from Manager (See Note 3)	(17,295)
Net expenses	886,899
Net investment income (loss)	4,392,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	349,857
Futures transactions	(53,215)
Net realized gain (loss)	296,642
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(785,328)
Futures contracts	203,779
Net change in unrealized appreciation (depreciation)	(581,549)
Net realized and unrealized gain (loss)	(284,907)
Net increase (decrease) in net assets resulting from operations	$4,107,974
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$4,392,881	$8,728,623
Net realized gain (loss)	296,642	(5,055,988)
Net change in unrealized appreciation (depreciation)	(581,549)	6,374,074
Net increase (decrease) in net assets resulting from operations	4,107,974	10,046,709
Distributions to shareholders:
Class A	(65,996)	(51,648)
Class C	(24,283)	(46,562)
Class I	(1,733,021)	(3,389,932)
Class Z	(2,447,034)	(5,552,414)
Total distributions to shareholders	(4,270,334)	(9,040,556)
Capital share transactions:
Net proceeds from sales of shares	20,331,864	37,567,460
Net asset value of shares issued to shareholders in reinvestment of distributions	3,429,881	7,314,241
Cost of shares redeemed	(28,682,265)	(99,851,977)
Increase (decrease) in net assets derived from capital share transactions	(4,920,520)	(54,970,276)
Net increase (decrease) in net assets	(5,082,880)	(53,964,123)
Net Assets
Beginning of period	275,437,762	329,401,885
End of period	$270,354,882	$275,437,762
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Oregon Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	July 22, 2024^ through October 31,
Class A	2026*	2025	2024
Net asset value at beginning of period	$10.30	$10.25	$10.32
Net investment income (loss) (a)	0.16	0.30	0.07
Net realized and unrealized gain (loss)	(0.01)	0.05	(0.05)
Total from investment operations	0.15	0.35	0.02
Less distributions:
From net investment income	(0.15)	(0.30)	(0.09)
Net asset value at end of period	$10.30	$10.30	$10.25
Total investment return (b)	1.50%	3.47%	0.15%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.09%	2.91%	2.39%††
Net expenses (c)	0.80%††	0.79%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.82%††	0.79%	0.87%††
Portfolio turnover rate (d)	8%	64%	23%
Net assets at end of period (in 000’s)	$5,182	$3,916	$679

*	Unaudited.
^	Inception date.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$10.30	$10.24	$10.34	$10.43	$10.54	$11.23	$11.12
Net investment income (loss) (b)	0.14	0.26	0.10	0.12	0.09	0.06	0.08
Net realized and unrealized gain (loss)	(0.00)‡	0.07	(0.07)	(0.09)	(0.10)	(0.69)	0.11
Total from investment operations	0.14	0.33	0.03	0.03	(0.01)	(0.63)	0.19
Less distributions:
From net investment income	(0.14)	(0.27)	(0.13)	(0.12)	(0.10)	(0.06)	(0.08)
Net asset value at end of period	$10.30	$10.30	$10.24	$10.34	$10.43	$10.54	$11.23
Total investment return	1.35%(c)	3.27%(c)	0.20%(c)	0.31%	(0.11)%	(5.62)%	1.72%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	2.79%††	2.53%	1.70%††	1.16%	0.85%	0.56%	0.73%
Net expenses	1.10%††(d)	1.10%(d)	1.42%††(d)	1.57%	1.55%	1.51%	1.56%
Expenses (before waiver/reimbursement)	1.26%††(d)	1.30%(d)	1.45%††(d)	1.57%	1.55%	1.52%	1.57%
Portfolio turnover rate	8%(e)	64%(e)	23%(e)	22%	12%	13%	5%
Net assets at end of period (in 000's)	$1,816	$1,790	$1,944	$2,456	$3,363	$7,397	$13,475

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Oregon Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2026	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$10.30	$10.24	$10.34	$10.44	$10.55	$11.24	$11.12
Net investment income (loss) (b)	0.17	0.31	0.16	0.22	0.19	0.17	0.19
Net realized and unrealized gain (loss)	(0.00)‡	0.07	(0.08)	(0.10)	(0.10)	(0.69)	0.13
Total from investment operations	0.17	0.38	0.08	0.12	0.09	(0.52)	0.32
Less distributions:
From net investment income	(0.17)	(0.32)	(0.18)	(0.22)	(0.20)	(0.17)	(0.20)
Net asset value at end of period	$10.30	$10.30	$10.24	$10.34	$10.44	$10.55	$11.24
Total investment return	1.62%(c)	3.84%(c)	0.67%(c)	1.22%	0.90%	(4.66)%	2.83%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.34%††	3.08%	2.49%††	2.17%	1.87%	1.56%	1.71%
Net expenses	0.55%††(d)	0.54%(d)	0.62%††(d)	0.57%	0.55%	0.51%	0.56%
Expenses (before waiver/reimbursement)	0.57%††(d)	0.54%(d)	0.65%††(d)	0.57%	0.55%	0.52%	0.57%
Portfolio turnover rate	8%(e)	64%(e)	23%(e)	22%	12%	13%	5%
Net assets at end of period (in 000's)	$109,679	$103,099	$121,799	$161,447	$168,995	$238,353	$281,294

#	The Fund changed its fiscal year end from March 31 to October 31.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$10.31	$10.25	$10.35	$10.45	$10.55	$11.25	$11.13
Net investment income (loss) (b)	0.16	0.30	0.14	0.21	0.18	0.16	0.18
Net realized and unrealized gain (loss)	(0.01)	0.07	(0.07)	(0.10)	(0.10)	(0.70)	0.12
Total from investment operations	0.15	0.37	0.07	0.11	0.08	(0.54)	0.30
Less distributions:
From net investment income	(0.16)	(0.31)	(0.17)	(0.21)	(0.18)	(0.16)	(0.18)
Net asset value at end of period	$10.30	$10.31	$10.25	$10.35	$10.45	$10.55	$11.25
Total investment return	1.44%(c)	3.68%(c)	0.58%(c)	1.07%	0.84%	(4.89)%	2.68%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.18%††	2.93%	2.35%††	2.02%	1.72%	1.41%	1.57%
Net expenses	0.71%††(d)	0.69%(d)	0.77%††(d)	0.72%	0.70%	0.66%	0.71%
Expenses (before waiver/reimbursement)	0.72%††(d)	0.69%(d)	0.80%††(d)	0.72%	0.70%	0.67%	0.72%
Portfolio turnover rate	8%(e)	64%(e)	23%(e)	22%	12%	13%	5%
Net assets at end of period (in 000's)	$153,678	$166,633	$204,980	$236,625	$294,172	$340,901	$379,288

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
16	NYLI MacKay Oregon Muni Fund

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Oregon Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Trust of Oregon Fund (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z and Class C shares of the Fund assumed the performance, financial and other information of the Class A and Class C shares, respectively, of the Predecessor Fund. Class I shares of the Fund assumed the performance, financial and other information of the Class Y shares of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 5, 1996
Class I	April 5, 1996
Class Z	June 1, 1986
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter, eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Oregon income taxes.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.

17

Notes to Financial Statements (Unaudited) (continued)
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

18	NYLI MacKay Oregon Muni Fund

Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying
19

Notes to Financial Statements (Unaudited) (continued)
securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of April 30, 2026, that represent 4.9% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example, labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.

20	NYLI MacKay Oregon Muni Fund

(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(53,215)
Total Net Realized Gain (Loss)	$(53,215)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$203,779
Total Net Change in Unrealized Appreciation (Depreciation)	$203,779

Average Notional Amount	Total
Futures Contracts Short (a)	$(10,209,896)

(a)	Positions were open for four months during the reporting period.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.71%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $610,892 and waived fees and/or reimbursed certain class specific expenses in the amount of $17,295 and paid the Subadvisor fees in the amount of $296,798.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net
21

Notes to Financial Statements (Unaudited) (continued)
assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.15% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.   The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Class Z shares during the six-month period ended April 30, 2026, were $91 and $25, respectively.
During the six-month period ended April 30, 2026, the Fund was also advised that the Distributor did not retain any CDSCs on redemptions of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$927	$—
Class C	2,135	—
Class I	22,482	—
Class Z	33,343	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$26,230	0.5%
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$261,012,581	$5,180,119	$(430,925)	$4,749,194
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $31,993,594, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$8,629	$23,365
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$278,652
Exempt Interest Dividends	8,761,904
Total	$9,040,556

22	NYLI MacKay Oregon Muni Fund

Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $21,622 and $24,709, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	123,720	$1,285,179
Shares issued to shareholders in reinvestment of distributions	6,343	65,559
Shares redeemed	(6,899)	(71,356)
Net increase (decrease)	123,164	$1,279,382
Year ended October 31, 2025:
Shares sold	330,691	$3,330,464
Shares issued to shareholders in reinvestment of distributions	5,082	51,593
Shares redeemed	(22,170)	(225,952)
Net increase (decrease) in shares outstanding before conversion	313,603	3,156,105
Shares converted into Class A (See Note 1)	97	973
Net increase (decrease)	313,700	$3,157,078

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	3,104	$31,997
Shares issued to shareholders in reinvestment of distributions	2,348	24,283
Shares redeemed	(2,818)	(29,086)
Net increase (decrease)	2,634	$27,194
Year ended October 31, 2025:
Shares sold	24,547	$248,559
Shares issued to shareholders in reinvestment of distributions	4,573	46,468
Shares redeemed	(45,180)	(460,239)
Net increase (decrease)	(16,060)	$(165,212)

23

Notes to Financial Statements (Unaudited) (continued)
Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	1,757,487	$18,176,109
Shares issued to shareholders in reinvestment of distributions	107,989	1,116,424
Shares redeemed	(1,221,406)	(12,634,554)
Net increase (decrease) in shares outstanding before conversion	644,070	6,657,979
Shares converted into Class I (See Note 1)	700	7,275
Net increase (decrease)	644,770	$6,665,254
Year ended October 31, 2025:
Shares sold	3,263,268	$33,110,534
Shares issued to shareholders in reinvestment of distributions	211,210	2,146,349
Shares redeemed	(5,414,426)	(54,927,027)
Net increase (decrease) in shares outstanding before conversion	(1,939,948)	(19,670,144)
Shares converted into Class I (See Note 1)	57,745	576,094
Net increase (decrease)	(1,882,203)	$(19,094,050)

Class Z	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	80,904	$838,579
Shares issued to shareholders in reinvestment of distributions	214,967	2,223,615
Shares redeemed	(1,543,015)	(15,947,269)
Net increase (decrease) in shares outstanding before conversion	(1,247,144)	(12,885,075)
Shares converted from Class Z (See Note 1)	(700)	(7,275)
Net increase (decrease)	(1,247,844)	$(12,892,350)
Year ended October 31, 2025:
Shares sold	86,276	$877,903
Shares issued to shareholders in reinvestment of distributions	498,809	5,069,831
Shares redeemed	(4,359,880)	(44,238,759)
Net increase (decrease) in shares outstanding before conversion	(3,774,795)	(38,291,025)
Shares converted from Class Z (See Note 1)	(57,784)	(577,067)
Net increase (decrease)	(3,832,579)	$(38,868,092)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
24	NYLI MacKay Oregon Muni Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
25

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

26

expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
27

history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
29

Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
30

reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
31

independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
33

considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
34

Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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NYLI MacKay Colorado Muni Fund

Semiannual Report - Financial Statements and Other Information
Unaudited - April 30, 2026

Portfolio of Investments April 30, 2026†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 96.1%
Long-Term Municipal Bonds 95.4%
Certificate of Participation/Lease 10.8%
Adams & Arapahoe Counties Joint School District 28J, Aurora
Insured: BAM
5.00%, due 12/1/34	$ 300,000	$ 336,721
Insured: BAM
5.25%, due 12/1/43	650,000	711,097
Adams County School District No. 1
Insured: BAM
5.00%, due 12/1/36	1,000,000	1,099,056
City of Boulder
5.00%, due 11/1/42	1,445,000	1,590,341
City of Fort Lupton
5.00%, due 12/1/33	500,000	537,054
Colorado Higher Education
Series A
5.00%, due 11/1/26	1,690,000	1,708,245
Foothills Park & Recreation District
Insured: AG
5.00%, due 12/1/26	705,000	706,191
Regional Transportation District
5.00%, due 6/1/40	1,000,000	1,110,535
Town of Castle Rock
5.25%, due 12/1/42	1,125,000	1,242,339
Town of Frederick, Public Works Facility Project (The)
5.00%, due 12/1/41	1,250,000	1,375,720
Weld County School District No. 6, Greeley
Insured: AG
5.00%, due 12/1/40	300,000	315,437
Insured: AG
5.25%, due 12/1/42	275,000	290,592
Insured: AG
5.25%, due 12/1/43	275,000	289,356
Insured: AG
5.25%, due 12/1/45	425,000	443,982
		11,756,666
Education 6.4%
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/31 (a)	500,000	485,307
	Principal Amount	Value

Education (continued)
Colorado Educational & Cultural Facilities Authority, Roosevelt Charter Academy Project, Revenue Bonds
Series A, Insured: BAM Moral Obligation
5.00%, due 7/1/45	$ 450,000	$ 464,386
Colorado School of Mines, Revenue Bonds
Series C
5.00%, due 12/1/38	700,000	774,551
Metropolitan State University of Denver, Student Housing & Event Center Project, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 12/1/37	1,170,000	1,325,447
Series A, Insured: State Intercept
5.00%, due 12/1/41	1,000,000	1,098,587
State of Colorado, Education Loan Program, Revenue Notes
Series B
5.00%, due 6/30/26	1,500,000	1,505,292
University of Colorado, Revenue Bonds
Series C-2
5.00%, due 6/1/42	1,155,000	1,273,400
		6,926,970
General Obligation 22.4%
Adams 12 Five Star Schools, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/15/44	1,350,000	1,500,725
Adams County School District No. 14, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/34	1,250,000	1,439,727
Insured: State Aid Withholding
5.50%, due 12/1/35	1,230,000	1,457,715
Baseline Metropolitan District No. 1, Unlimited General Obligation
Series A, Insured: AG
4.25%, due 12/1/54	1,335,000	1,251,381
Berthoud-Heritage Metropolitan District No. 1, Limited General Obligation
Insured: AG
5.00%, due 12/1/33	250,000	273,125
Insured: AG
5.00%, due 12/1/34	250,000	271,438

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
3

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
General Obligation (continued)
Berthoud-Heritage Metropolitan District No. 1, Limited General Obligation (continued)
Insured: AG
5.00%, due 12/1/35	$ 250,000	$ 270,328
Insured: AG
5.00%, due 12/1/36	250,000	269,477
Insured: AG
5.00%, due 12/1/37	250,000	268,849
Insured: AG
5.00%, due 12/1/38	150,000	161,032
Boulder Larimer & Weld Counties, St. Vrain Valley School District Re-1J, Unlimited General Obligation
Series C, Insured: State Aid Withholding
5.00%, due 12/15/28	2,000,000	2,029,391
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	956,571	651,664
(zero coupon), due 11/1/51	706,393	490,060
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/41	1,000,000	937,035
Series A-1
5.625%, due 7/1/27	500,000	509,314
Denver City & County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 12/1/43	1,350,000	1,141,016
Series C, Insured: State Aid Withholding
5.50%, due 12/1/47	2,000,000	2,209,717
Grand River Hospital District, Unlimited General Obligation
Insured: AG
6.00%, due 12/1/43	1,250,000	1,451,150
Hyland Hills Park & Recreation District, Unlimited General Obligation
5.00%, due 12/15/35	375,000	423,167
Kinston Metropolitan District No. 5, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/35 (a)	810,000	842,953
	Principal Amount	Value

General Obligation (continued)
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A, Insured: AG
5.00%, due 12/1/34	$ 300,000	$ 324,237
Pitkin County School District No. 1, Aspen, Unlimited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/48	1,000,000	1,105,700
Prairie Center Metropolitan District No. 7, Limited General Obligation
4.875%, due 12/15/44	725,000	725,515
Southglenn Metropolitan District, Limited General Obligation
5.00%, due 12/1/30	1,500,000	1,500,293
STC Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A-1, Insured: AG
5.00%, due 12/1/27	1,760,000	1,817,734
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	1,000,000	1,002,064
		24,324,807
Hospital 6.4%
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
4.00%, due 11/15/43	1,000,000	963,797
Series A
4.00%, due 11/15/46	1,000,000	917,128
Series A
5.00%, due 11/15/60 (b)	2,500,000	2,698,785
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A
5.25%, due 11/1/35	1,200,000	1,321,197
Colorado Health Facilities Authority, Sanford Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/28	1,000,000	1,050,748
		6,951,655

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	NYLI MacKay Colorado Muni Fund

	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue 38.9%
Adams County Housing Authority, Verrbena Project, Revenue Bonds
Series A
4.00%, due 4/1/29	$ 1,400,000	$ 1,413,846
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series E
5.00%, due 7/1/28	850,000	875,203
Series F
5.00%, due 12/1/32	1,000,000	1,063,704
Series B
5.00%, due 10/1/35	500,000	501,805
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (b)	1,000,000	1,058,533
Centerra South Metropolitan District No. 1, Revenue Bonds
Series A
5.00%, due 12/1/36 (a)	1,000,000	1,001,487
City & County of Denver, Pledged Excise Tax, Revenue Bonds
Series A
4.00%, due 8/1/36	1,000,000	1,029,489
City of Colorado Springs, Bradley Ridge Apartments Project, Revenue Bonds
3.15%, due 12/1/45 (b)	1,500,000	1,503,791
City of Colorado Springs, Utilities System, Revenue Bonds
Series A
5.00%, due 11/15/40	1,000,000	1,124,817
City of Fort Collins, Electric Utility Enterprise, Revenue Bonds
5.00%, due 12/1/37	1,000,000	1,112,534
Colorado Health Facilities Authority, Bethesda Project, Revenue Bonds
Series A-1
5.00%, due 9/15/48	500,000	488,421
Colorado Health Facilities Authority, Frasier, Revenue Bonds
Series A
5.00%, due 5/15/33	665,000	714,814
Colorado Housing and Finance Authority, Revenue Bonds
Series H, Class I, Insured: GNMA
2.10%, due 11/1/35	1,000,000	860,597
	Principal Amount	Value

Other Revenue (continued)
Colorado Housing and Finance Authority, Revenue Bonds (continued)
Series H, Class I, Insured: GNMA
2.20%, due 11/1/38	$ 1,355,000	$ 1,073,963
Series B, Class I
2.20%, due 10/1/40	1,000,000	786,486
Series B
3.75%, due 5/1/50	740,000	740,054
Series K, Insured: GNMA
3.875%, due 5/1/50	660,000	661,242
Series J, Class III, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	1,000,000	1,120,902
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	750,000	743,629
Eagle County Housing & Development Authority, Eagle Villas Project, Revenue Bonds
3.55%, due 12/1/45 (b)	2,000,000	2,007,608
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	472,431	463,564
Gunnison County Housing Authority, Whetstone Housing Project, Revenue Bonds
Insured: BAM
5.00%, due 6/1/31	595,000	643,529
Insured: BAM
5.00%, due 6/1/32	625,000	681,823
Insured: BAM
5.00%, due 6/1/33	985,000	1,082,754
Hyland Hills Park & Recreation District, Revenue Bonds
5.00%, due 12/15/34	400,000	449,825
5.00%, due 12/15/36	350,000	394,754
5.00%, due 12/15/37	500,000	560,919
5.00%, due 12/15/38	425,000	473,624
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/39	1,280,000	1,312,317
Midcities Metropolitan District No. 2, Revenue Bonds
Insured: AG
5.00%, due 12/1/31	2,365,000	2,565,827
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
5

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
	Principal Amount	Value
Long-Term Municipal Bonds (continued)
Other Revenue (continued)
New Hampshire Business Finance Authority, Revenue Bonds
Series 2, Class A-1
3.824%, due 11/20/42 (b)	$ 993,000	$ 968,480
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 12/1/35	1,000,000	1,012,266
Park Creek Metropolitan District, Westerly Creek District Service Area, Tax Allocation, Senior Lien
Insured: AG
5.00%, due 12/1/42	1,000,000	1,069,483
Prairie Center Metropolitan District No. 3, Revenue Bonds
Series A
5.00%, due 12/15/41 (a)	1,000,000	1,001,455
Public Authority for Colorado Energy, Revenue Bonds
6.50%, due 11/15/38	3,000,000	3,598,411
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.329%, due 7/1/40	1,040,000	1,030,808
Puerto Rico Sales Tax Financing Corp., Restructured, Revenue Bonds
Series A-2
4.329%, due 7/1/40	300,000	297,349
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series B
5.25%, due 3/1/55 (b)	1,000,000	1,035,178
Tennergy Corp., Revenue Bonds
Series A
4.00%, due 12/1/51 (b)	1,000,000	1,013,405
Territory of Guam, Revenue Bonds
Series G
5.00%, due 1/1/32	1,500,000	1,616,559
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.50%, due 1/1/54 (b)	1,000,000	1,057,929
		42,213,184
	Principal Amount	Value

Transportation 8.7%
City & County of Denver, Airport System, Revenue Bonds (c)
Series A
4.25%, due 11/15/31	$ 2,800,000	$ 2,801,094
Series D
5.75%, due 11/15/40	1,250,000	1,393,544
Colorado Bridge & Tunnel Enterprise, Revenue Bonds
Series A, Insured: AG
5.00%, due 12/1/37	1,050,000	1,177,847
Series A, Insured: AG
5.25%, due 12/1/39	1,000,000	1,129,681
E-470 Public Highway Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 9/1/40	1,485,000	1,632,859
Eagle County Airport Terminal Corp., Airport Terminal Project, Revenue Bonds
Series B
5.00%, due 5/1/41 (c)	1,240,000	1,243,460
		9,378,485
Water & Sewer 1.8%
Central Weld County Water District, Revenue Bonds
Insured: BAM
5.00%, due 12/1/45	1,000,000	1,061,868
City of Thornton, Water, Revenue Bonds
3.00%, due 12/1/39	1,000,000	886,882
		1,948,750
Total Long-Term Municipal Bonds (Cost $101,198,898)		103,500,517
Short-Term Municipal Notes 0.7%
Hospital 0.2%
Colorado Health Facilities Authority, Children's Hospital, Revenue Bonds
Series A
3.35%, due 12/1/52 (d)	210,000	210,000

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	NYLI MacKay Colorado Muni Fund

	Principal Amount	Value
Short-Term Municipal Notes (continued)
Other Revenue 0.5%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Revenue Bonds
Series A-12
3.35%, due 2/1/38 (d)	$ 525,000	$ 525,000
Total Short-Term Municipal Notes (Cost $735,000)		735,000
Total Municipal Bonds (Cost $101,933,898)		104,235,517

	Shares
Short-Term Investment 2.2%
Unaffiliated Investment Company 2.2%
Dreyfus Government Cash Management - Institutional Shares, 3.507% (e)	2,373,024	2,373,024
Total Short-Term Investment (Cost $2,373,024)		2,373,024
Total Investments (Cost $104,306,922)	98.3%	106,608,541
Other Assets, Less Liabilities	1.7	1,862,938
Net Assets	100.0%	$ 108,471,479

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of April 30, 2026.
(c)	Interest on these securities is subject to alternative minimum tax.
(d)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(e)	Current yield as of April 30, 2026.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
7

Portfolio of Investments April 30, 2026†^(Unaudited) (continued)
Futures Contracts
As of April 30, 2026, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(20)	June 2026	$ (2,347,722)	$ (2,256,875)	$ 90,847

1.	As of April 30, 2026, cash in the amount of $74,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of April 30, 2026.
Abbreviation(s):
AG—Assured Guaranty Ltd.
BAM—Build America Mutual Assurance Co.
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
The following is a summary of the fair valuations according to the inputs used as of April 30, 2026, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 103,500,517	$ —	$ 103,500,517
Short-Term Municipal Notes	—	735,000	—	735,000
Total Municipal Bonds	—	104,235,517	—	104,235,517
Short-Term Investment
Unaffiliated Investment Company	2,373,024	—	—	2,373,024
Total Investments in Securities	2,373,024	104,235,517	—	106,608,541
Other Financial Instruments
Futures Contracts (b)	90,847	—	—	90,847
Total Investments in Securities and Other Financial Instruments	$ 2,463,871	$ 104,235,517	$ —	$ 106,699,388

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	NYLI MacKay Colorado Muni Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (identified cost $104,306,922)	$106,608,541
Cash collateral on deposit at broker for futures contracts	74,000
Receivables:
Interest	1,743,633
Fund shares sold	264,180
Other assets	6,659
Total assets	108,697,013
Liabilities
Payables:
Fund shares redeemed	87,251
Manager (See Note 3)	34,137
Professional fees	33,904
Shareholder communication	9,854
Custodian	8,384
Transfer agent (See Note 3)	6,886
Distribution/Service fees (See Note 3)	5,472
Variation margin on futures contracts	3,125
Trustees	156
Accrued expenses	2,164
Distributions payable	34,201
Total liabilities	225,534
Net assets	$108,471,479
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$11,131
Additional paid-in-capital	119,378,891
119,390,022
Total distributable earnings (loss)	(10,918,543)
Net assets	$108,471,479
Class A
Net assets applicable to outstanding shares	$3,640,755
Shares of beneficial interest outstanding	373,856
Net asset value per share outstanding	$9.74
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.04
Class C
Net assets applicable to outstanding shares	$788,866
Shares of beneficial interest outstanding	81,241
Net asset value and offering price per share outstanding	$9.71
Class I
Net assets applicable to outstanding shares	$30,911,966
Shares of beneficial interest outstanding	3,167,105
Net asset value and offering price per share outstanding	$9.76
Class Z
Net assets applicable to outstanding shares	$73,129,892
Shares of beneficial interest outstanding	7,509,287
Net asset value per share outstanding	$9.74
Maximum sales charge (3.00% of offering price)	0.30
Maximum offering price per share outstanding	$10.04

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
9

Statement of Operations for the six months ended April 30, 2026 (Unaudited)
Investment Income (Loss)
Income
Interest	$2,177,658
Expenses
Manager (See Note 3)	239,108
Professional fees	34,918
Distribution/Service—Class A (See Note 3)	3,246
Distribution/Service—Class C (See Note 3)	2,012
Distribution/Service—Class Z (See Note 3)	28,065
Transfer agent (See Note 3)	23,178
Custodian	17,042
Shareholder communication	12,439
Registration	7,818
Trustees	1,572
Miscellaneous	1,562
Total expenses before waiver/reimbursement	370,960
Expense waiver/reimbursement from Manager (See Note 3)	(25,373)
Net expenses	345,587
Net investment income (loss)	1,832,071
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions	327,547
Futures transactions	(69,456)
Net realized gain (loss)	258,091
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(452,349)
Futures contracts	167,733
Net change in unrealized appreciation (depreciation)	(284,616)
Net realized and unrealized gain (loss)	(26,525)
Net increase (decrease) in net assets resulting from operations	$1,805,546
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	NYLI MacKay Colorado Muni Fund

Statements of Changes in Net Assets
for the six months ended April 30, 2026 (Unaudited) and the year ended October 31, 2025
	Six months ended April 30, 2026	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,832,071	$3,626,961
Net realized gain (loss)	258,091	(2,617,004)
Net change in unrealized appreciation (depreciation)	(284,616)	2,725,164
Net increase (decrease) in net assets resulting from operations	1,805,546	3,735,121
Distributions to shareholders:
Class A	(41,352)	(6,859)
Class C	(11,760)	(26,584)
Class I	(482,898)	(932,619)
Class Z	(1,250,081)	(2,722,036)
Total distributions to shareholders	(1,786,091)	(3,688,098)
Capital share transactions:
Net proceeds from sales of shares	10,060,021	9,072,928
Net asset value of shares issued to shareholders in reinvestment of distributions	1,546,856	3,162,906
Cost of shares redeemed	(8,677,931)	(25,282,879)
Increase (decrease) in net assets derived from capital share transactions	2,928,946	(13,047,045)
Net increase (decrease) in net assets	2,948,401	(13,000,022)
Net Assets
Beginning of period	105,523,078	118,523,100
End of period	$108,471,479	$105,523,078
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
11

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	July 22, 2024^ through October 31,
Class A	2026*	2025	2024
Net asset value at beginning of period	$9.74	$9.72	$9.77
Net investment income (loss) (a)	0.16	0.30	0.08
Net realized and unrealized gain (loss)	(0.00)‡	0.03	(0.04)
Total from investment operations	0.16	0.33	0.04
Less distributions:
From net investment income	(0.16)	(0.31)	(0.09)
Net asset value at end of period	$9.74	$9.74	$9.72
Total investment return (b)	1.60%	3.44%	0.39%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.27%††	3.14%	2.81%††
Net expenses (c)	0.80%††	0.80%	0.80%††
Expenses (before waiver/reimbursement) (c)	0.88%††	0.82%	1.02%††
Portfolio turnover rate	23%(d)	105%(d)	33%
Net assets at end of period (in 000’s)	$3,641	$1,454	$35

*	Unaudited.
^	Inception date.
‡	Less than one cent per share.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(d)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
12	NYLI MacKay Colorado Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class C	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.71	$9.69	$9.78	$9.85	$9.97	$10.62	$10.54
Net investment income (loss) (b)	0.15	0.27	0.11	0.13	0.09	0.06	0.08
Net realized and unrealized gain (loss)	(0.01)	0.03	(0.07)	(0.06)	(0.12)	(0.65)	0.08
Total from investment operations	0.14	0.30	0.04	0.07	(0.03)	(0.59)	0.16
Less distributions:
From net investment income	(0.14)	(0.28)	(0.13)	(0.14)	(0.09)	(0.06)	(0.08)
Net asset value at end of period	$9.71	$9.71	$9.69	$9.78	$9.85	$9.97	$10.62
Total investment return	1.46%(c)	3.16%(c)	0.36%(c)	0.68%	(0.30)%	(5.58)%	1.51%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.01%††	2.85%	1.96%††	1.36%	0.89%	0.58%	0.75%
Net expenses	1.10%††(d)	1.10%(d)	1.54%††(d)	1.72%	1.67%	1.63%	1.64%
Expenses (before waiver/reimbursement)	1.33%††(d)	1.34%(d)	1.66%††(d)	1.74%	1.69%	1.65%	1.66%
Portfolio turnover rate	23%(e)	105%(e)	33%	31%	12%	14%	7%
Net assets at end of period (in 000's)	$789	$780	$1,064	$1,388	$2,464	$4,466	$6,678

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
13

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class I	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.76	$9.74	$9.83	$9.90	$10.01	$10.66	$10.58
Net investment income (loss) (b)	0.17	0.33	0.16	0.23	0.19	0.17	0.19
Net realized and unrealized gain (loss)	(0.00)‡	0.02	(0.07)	(0.07)	(0.11)	(0.65)	0.08
Total from investment operations	0.17	0.35	0.09	0.16	0.08	(0.48)	0.27
Less distributions:
From net investment income	(0.17)	(0.33)	(0.18)	(0.23)	(0.19)	(0.17)	(0.19)
Net asset value at end of period	$9.76	$9.76	$9.74	$9.83	$9.90	$10.01	$10.66
Total investment return	1.73%(c)	3.70%(c)	0.82%(c)	1.70%	0.82%	(4.60)%	2.53%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.53%††	3.38%	2.76%††	2.37%	1.89%	1.58%	1.74%
Net expenses	0.55%††(d)	0.55%(d)	0.73%††(d)	0.72%	0.67%	0.63%	0.64%
Expenses (before waiver/reimbursement)	0.63%††(d)	0.58%(d)	0.84%††(d)	0.74%	0.69%	0.65%	0.66%
Portfolio turnover rate	23%(e)	105%(e)	33%	31%	12%	14%	7%
Net assets at end of period (in 000's)	$30,912	$25,954	$26,976	$29,186	$43,108	$77,121	$95,904

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
‡	Less than one cent per share.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
14	NYLI MacKay Colorado Muni Fund

Financial Highlights selected per share data and ratios
	Six months ended April 30,	Year Ended October 31,	April 1, 2024 through October 31,	Year Ended March 31,
Class Z	2026*	2025	2024#(a)	2024	2023	2022	2021
Net asset value at beginning of period	$9.74	$9.72	$9.81	$9.87	$9.99	$10.64	$10.56
Net investment income (loss) (b)	0.17	0.32	0.15	0.23	0.18	0.16	0.18
Net realized and unrealized gain (loss)	(0.01)	0.02	(0.07)	(0.06)	(0.12)	(0.65)	0.08
Total from investment operations	0.16	0.34	0.08	0.17	0.06	(0.49)	0.26
Less distributions:
From net investment income	(0.16)	(0.32)	(0.17)	(0.23)	(0.18)	(0.16)	(0.18)
Net asset value at end of period	$9.74	$9.74	$9.72	$9.81	$9.87	$9.99	$10.64
Total investment return	1.67%(c)	3.61%(c)	0.74%(c)	1.74%	0.65%	(4.67)%	2.48%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss)	3.43%††	3.29%	2.63%††	2.33%	1.85%	1.52%	1.69%
Net expenses	0.68%††(d)	0.65%(d)	0.87%††(d)	0.78%	0.72%	0.69%	0.69%
Expenses (before waiver/reimbursement)	0.71%††(d)	0.65%(d)	0.91%††(d)	0.80%	0.74%	0.71%	0.71%
Portfolio turnover rate	23%(e)	105%(e)	33%	31%	12%	14%	7%
Net assets at end of period (in 000's)	$73,130	$77,335	$90,448	$105,497	$131,448	$153,537	$179,091

*	Unaudited.
#	The Fund changed its fiscal year end from March 31 to October 31.
††	Annualized.
(a)	Beginning with the period ended October 31, 2024, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share data based on average shares outstanding during the period.
(c)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The portfolio turnover rate includes variable rate demand notes.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
15

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
New York Life Investments Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the NYLI MacKay Colorado Muni Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.
The Fund is successor to the Aquila Tax-Free Fund of Colorado (the “Predecessor Fund"), which was a series of a different registered investment company for which Aquila Investment Management LLC ("Aquila"), served as the investment advisor. The financial statements of the Fund reflect the historical results of corresponding shares of the Predecessor Fund through its reorganization effective as of the close of business on July 19, 2024. Upon completion of the reorganization, the Class Z, Class C and Class I shares of the Fund assumed the performance, financial and other information of the Class A, Class C and Class Y shares, respectively, of the Predecessor Fund. All information provided for periods prior to the close of business on July 19, 2024, refers to the Predecessor Fund.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	July 22, 2024
Class C	April 30, 1996
Class I	April 30, 1996
Class Z	May 21, 1987
Class A shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $250,000 or more (and certain other qualified purchases) in Class A shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Depending upon eligibility, Class C shares convert to Class A shares at the end of the calendar quarter, eight years after the date they were purchased. Class Z shares are generally only available to existing holders of Class Z shares of the Fund. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, Class C shares are subject to higher distribution and/or service fees than Class A and Class Z shares. Class I shares are not subject to a distribution and/or service fee.
The Fund's investment objective is to seek current income exempt from federal and Colorado income taxes.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investment Management” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is

16	NYLI MacKay Colorado Muni Fund

reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodologies used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of April 30, 2026, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended April 30, 2026, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
17

Notes to Financial Statements (Unaudited) (continued)
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.
Municipal debt securities are valued at the evaluated mean prices supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor. The evaluations are market-based measurements processed through a pricing application and represents the pricing agent's good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants' assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Municipal debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Municipal debt securities are generally categorized as Level 2 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. In such cases, amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare dividends from net investment income, if any, daily and intends to pay them at least monthly and pays distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
(D) Security Transactions and Investment Income.  The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is recorded on an accrual basis and may include coupon interest, amortization of premium, accretion of discount on debt securities, and gains/losses on paydowns. Discounts and premiums on securities purchased, other than temporary cash investments that mature in 60 days or less at the time of purchase, for the Fund are accreted and amortized, respectively, on the effective interest rate method.
Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
The Fund may place a debt security on non-accrual status and reduce related interest income by ceasing current accruals and writing off all or a portion of any interest receivables when the collection of all or a portion of such interest has become doubtful. A debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
(E) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are

18	NYLI MacKay Colorado Muni Fund

incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(F) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(G) Segment Reporting.  The NYLIM Disclosure Committee (the "Committee") acts as the Fund's chief operating decision maker, assessing performance and making decisions about resource allocation. The Committee is comprised of the Fund's President, the Fund's Treasurer, the Fund's Assistant Treasurers, a representative from the Fund's Transfer Agent, a representative from New York Life Investment Management Office of the General Counsel, a representative from New York Life Investment Management Compliance and a representative from the Fund's Distributor. The Committee has determined that the Fund has a single operating segment based on the fact that the Committee monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund's prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information provided to and reviewed by the Committee is consistent with that presented in the Fund's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.
(H) Futures Contracts.  A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). The Fund is subject to risks such as market price risk, leverage risk, liquidity risk, counterparty risk, operational risk, legal risk and/or interest rate risk in the normal course of investing in these contracts. Upon entering into a futures contract, the Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. The Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.
The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging  techniques. There can be no assurance that a liquid market will exist at the time when the Fund seeks to close out a futures contract. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. Futures contracts may involve a small initial investment relative to the risk assumed, which could result in losses greater than if the Fund did not invest in futures contracts. Futures contracts may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objectives. The Fund's activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not be entitled to the return of the entire margin owed to the Fund, potentially resulting in a loss. The Fund may invest in futures contracts to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's NAVs and may result in a loss to the Fund.
(I) Municipal Bond Risk.  The Fund may invest more heavily in municipal bonds from certain cities, states, territories or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political, regulatory occurrences, or declines in tax revenue impacting these particular cities, states, territories or regions. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations, and these events may be made worse in an adverse economic environment. The Fund may invest a substantial amount of its assets in municipal bonds whose interest is paid solely from revenues of similar projects, such as tobacco settlement bonds. If the Fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
The Fund maintains exposures to the Commonwealth of Puerto Rico ("Puerto Rico") as of April 30, 2026, that represent 4.04% of the Fund’s net assets, of which none are insured. Certain issuers in which the Fund may invest have experienced significant financial difficulties and the continuation or reoccurrence of these difficulties may impair their ability to service debt.
Despite significant challenges stemming from public health emergencies and natural disasters, including but not limited to hurricanes and earthquakes, Federal relief funding has aided Puerto Rico's economy. However, there is no guarantee that Puerto Rico will be able to continue to utilize remaining federal disaster recovery funding given, for example,
19

Notes to Financial Statements (Unaudited) (continued)
labor and project management challenges. Puerto Rico also faces longer term declining demographic trends, which could impair the ability for the territory to service its municipal debt obligations.
(J) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
(K) Quantitative Disclosure of Derivative Holdings. The following tables show additional disclosures related to the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial positions, performance and cash flows.
The Fund entered into futures contracts to help manage its exposure to the securities markets or to movements in interest rates and currency values.
Fair value of derivative instruments as of April 30, 2026:
Asset Derivatives	Interest Rate Contracts Risk
Futures Contracts - Net Assets—Net unrealized appreciation on futures contracts (a)	$90,847
Total Fair Value	$90,847

(a)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2026:
Net Realized Gain (Loss) from:	Interest Rate Contracts Risk
Futures Transactions	$(69,456)
Total Net Realized Gain (Loss)	$(69,456)

Net Change in Unrealized Appreciation (Depreciation)	Interest Rate Contracts Risk
Futures Contracts	$167,733
Total Net Change in Unrealized Appreciation (Depreciation)	$167,733

Average Notional Amount	Total
Futures Contracts Short	$(3,753,125)
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investment Management, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investment Management in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. MacKay Shields LLC ("MacKay Shields" or the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investment Management and MacKay Shields, New York Life Investment Management pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of 0.45% of the Fund's average daily net assets, exclusive of any applicable waivers/reimbursements.
New York Life Investment Management has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, Trustee expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired (underlying) fund fees and expenses) do not exceed the following percentages of average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.785%. This agreement will remain in effect until February 28, 2027, and shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board.
During the six-month period ended April 30, 2026, New York Life Investment Management earned fees from the Fund in the amount of $239,108 and waived fees and/or reimbursed certain class specific expenses in the amount of $25,373 and paid the Subadvisor fees in the amount of $106,867.
Pursuant to an agreement with New York Life Investment Management, JPMorgan Chase Bank, N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund. These

20	NYLI MacKay Colorado Muni Fund

services include calculating the Fund's daily NAVs, maintaining the general ledger and sub-ledger accounts used in the NAV calculation process, and assisting the Manager with various aspects of the Fund's administrative operations. JPMorgan is compensated by New York Life Investment Management for providing these services to the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investment Management. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A Plan, the Distributor receives a monthly fee from the Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 0.50%. Pursuant to the Class Z Plan, the Distributor receives a monthly fee from the Class Z shares at an annual rate of 0.075% of the average daily net assets of the Class Z shares for distribution and/or service activities as designated by the Distributor. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  During the six-month period ended April 30, 2026, the Fund was advised that the Distributor did not retain any initial sales charges or CDSCs on repurchases of any shares within the Fund.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investment Management, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investment Management has contractually agreed to limit Fund expenses so that the transfer agency expenses charged to each of the Fund’s share classes do not exceed 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investment Management provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended April 30, 2026, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$551	$—
Class C	954	—
Class I	5,916	—
Class Z	15,757	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged, in addition to the transfer agent fee, an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
(F) Capital. As of April 30, 2026, New York Life and its affiliates beneficially held shares of the Fund with the values and percentages of net assets as follows:
Class A	$26,296	0.7%
Note 4-Federal Income Tax
As of April 30, 2026, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$104,263,185	$2,445,308	$(99,952)	$2,345,356
As of October 31, 2025, for federal income tax purposes, capital loss carryforwards of $13,531,838, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$5,700	$7,832
21

Notes to Financial Statements (Unaudited) (continued)
During the year ended October 31, 2025, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2025
Distributions paid from:
Ordinary Income	$114,633
Exempt Interest Dividends	3,573,465
Total	$3,688,098
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investment Management maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 22, 2025, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investment Management based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Effective Rate, Daily Simple Secured Overnight Financing Rate + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 21, 2026, although the Fund, certain other funds managed by New York Life Investment Management and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. During the six-month period ended April 30, 2026, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investment Management, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investment Management to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended April 30, 2026, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended April 30, 2026, purchases and sales of securities, other than short-term securities, were $23,869 and $23,492, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended April 30, 2026 and the year ended October 31, 2025, were as follows:
Class A	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	223,486	$2,178,082
Shares issued to shareholders in reinvestment of distributions	4,158	40,615
Shares redeemed	(3,117)	(30,379)
Net increase (decrease)	224,527	$2,188,318
Year ended October 31, 2025:
Shares sold	155,486	$1,501,411
Shares issued to shareholders in reinvestment of distributions	676	6,533
Shares redeemed	(10,424)	(100,793)
Net increase (decrease)	145,738	$1,407,151

Class C	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	21,072	$204,933
Shares issued to shareholders in reinvestment of distributions	1,208	11,760
Shares redeemed	(21,376)	(208,497)
Net increase (decrease)	904	$8,196
Year ended October 31, 2025:
Shares sold	7,875	$75,800
Shares issued to shareholders in reinvestment of distributions	2,768	26,549
Shares redeemed	(40,124)	(385,007)
Net increase (decrease)	(29,481)	$(282,658)

22	NYLI MacKay Colorado Muni Fund

Class I	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	767,905	$7,530,859
Shares issued to shareholders in reinvestment of distributions	42,133	412,330
Shares redeemed	(315,794)	(3,091,293)
Net increase (decrease) in shares outstanding before conversion	494,244	4,851,896
Shares converted into Class I (See Note 1)	12,802	125,825
Net increase (decrease)	507,046	$4,977,721
Year ended October 31, 2025:
Shares sold	744,311	$7,161,463
Shares issued to shareholders in reinvestment of distributions	79,544	766,200
Shares redeemed	(1,012,689)	(9,721,843)
Net increase (decrease) in shares outstanding before conversion	(188,834)	(1,794,180)
Shares converted into Class I (See Note 1)	78,900	760,511
Net increase (decrease)	(109,934)	$(1,033,669)

Class Z	Shares	Amount
Six-month period ended April 30, 2026:
Shares sold	14,987	$146,147
Shares issued to shareholders in reinvestment of distributions	110,834	1,082,151
Shares redeemed	(547,453)	(5,347,762)
Net increase (decrease) in shares outstanding before conversion	(421,632)	(4,119,464)
Shares converted from Class Z (See Note 1)	(12,835)	(125,825)
Net increase (decrease)	(434,467)	$(4,245,289)
Year ended October 31, 2025:
Shares sold	34,552	$334,254
Shares issued to shareholders in reinvestment of distributions	245,820	2,363,624
Shares redeemed	(1,565,746)	(15,075,236)
Net increase (decrease) in shares outstanding before conversion	(1,285,374)	(12,377,358)
Shares converted from Class Z (See Note 1)	(79,064)	(760,511)
Net increase (decrease)	(1,364,438)	$(13,137,869)
Note 10–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended April 30, 2026, events and transactions subsequent to April 30, 2026, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.
23

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
At a meeting held on September 30, 2025, the Board approved submitting a proposal to elect four Trustees to the Board (“Proposal”) to shareholders of the Funds at a special meeting held on December 8, 2025 (with any postponements or adjournments, “Special Meeting”).
On or about October 22, 2025, shareholders of record of the Funds as of the close of business on September 26, 2025 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Funds were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting on the Proposal and options shareholders had to do so.
The Special Meeting was held on December 8, 2025, and the Proposal passed.
The results of the Special Meeting (all Funds and classes thereof voting together) were as follows:
Proposal – Election of Four Trustees to the Board of Trustees
The purpose of this proposal was to elect four Trustees to the Board of Trustees, two of whom currently serve as Trustees of the Trust.
Trustees	Votes For	Votes Against
Naim Abou-Jaoude[1]	3,991,361,696	9,093,032
Karen Hammond	3,993,582,943	6,871,785
Stephanie Lynch	3,993,370,312	7,084,416
Adeel Jivraj	3,991,493,720	8,961,008
1. Interested Trustee
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
24

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to each series (“Fund”) of The New York Life Investments Funds and New York Life Investments Funds Trust (together, “Trust”) and New York Life Investment Management LLC (“New York Life Investments”) and each of the Subadvisory Agreements between New York Life Investments and each of Candriam, CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., MacKay Shields LLC, NYL Investors LLC, PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC (together, “Subadvisors”)1 with respect to the applicable Fund(s) (together, “Advisory Agreements”) is subject to annual review and approval by the Boards of Trustees of the Trust (together, “Board”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”). At its December 9-10, 2025 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for each applicable Fund for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and each Subadvisor in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2025 through December 2025, including information and materials furnished by New York Life Investments and each Subadvisor in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on each Fund and “peer funds” prepared by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and, with respect to each other Fund, by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on each such Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or each applicable Subadvisor that follow investment strategies similar to those of each Fund, if any, and, when applicable, the rationale for differences in each Fund’s management and subadvisory fees, as applicable, and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements. The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board. The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account, as deemed relevant and appropriate by the Trustees, information furnished to the Board and its Committees throughout the year, including, among other items, reports on investment performance of each Fund and investment-related matters as well as presentations from New York Life Investments and, generally annually, personnel of each Subadvisor.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to each Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition, the Board received information in connection with its June 2025 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding each Fund’s distribution arrangements. In addition, the Board received information regarding each Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share class(es) of each applicable Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements with respect to each applicable Fund are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and the Subadvisor(s), if applicable; (ii) the qualifications of the portfolio manager(s) of the Fund and the historical investment performance of the Fund, New York Life Investments and, if applicable, the Subadvisor(s); (iii) the costs of the services provided, and profits realized, by New York Life Investments and the Subadvisor(s), if applicable, with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and, if applicable, subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between each Fund’s fees and

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expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of each Fund’s management fee and total ordinary operating expenses as compared to peer funds identified by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund. Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the New York Life Investments Group of Funds, as well as their capacity, experience, resources, financial stability and reputations. The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing each Fund.  With respect to the Subadvisory Agreements, the Board took into account New York Life Investments’ recommendation to approve the continuation of each of the Subadvisory Agreements.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and each Subadvisor. The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and each Subadvisor resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the New York Life Investments Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the New York Life Investments Group of Funds and each Trustee’s business judgment and industry experience. In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that each Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 9-10, 2025 meeting are summarized in more detail below.  The Board considered on a Fund-by-Fund basis the factors and information deemed relevant and appropriate by the Trustees to evaluate the continuation of each of the Advisory Agreements, and the Board’s decision was made separately with respect to each Fund.
Nature, Extent and Quality of Services Provided by New York Life Investments and the Subadvisors
The Board examined the nature, extent and quality of the services that New York Life Investments provides to each Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of each Fund and considered that each Fund with one or more Subadvisors operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by each Subadvisor, evaluating the performance of each Subadvisor, making recommendations to the Board as to whether each Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to each Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to each Fund, including, for Funds with one or more Subadvisors, New York Life Investments’ oversight and due diligence reviews of each Subadvisor and ongoing analysis of, and interactions with, each Subadvisor with respect to, among other things, the applicable Fund’s or Funds’ investment performance as well as each Subadvisor’s investment capabilities and subadvisory services with respect to the applicable Fund(s).
The Board also considered the range of services that New York Life Investments provides to each Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including implementation of the Trust’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by risk management personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit each Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to each Fund and has over time provided an increasingly broad array of non-advisory services to the New York Life Investments Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that New York Life Investments and each Subadvisor provides to the applicable Fund(s) and considered the terms of each of the Advisory Agreements.  The Board evaluated New York Life Investments’ and each Subadvisor’s experience and performance in serving as investment adviser or subadvisor, respectively, to the applicable Fund(s) and advising other portfolios and New York Life Investments’ and each Subadvisor’s track record and experience in providing investment advisory services as well as the experience of investment advisory and other senior personnel at New York Life Investments and each Subadvisor.  The Board considered New York Life Investments’ and each Subadvisor’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and
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history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and each Subadvisor.  The Board also considered New York Life Investments’ and each Subadvisor’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the applicable Fund(s).  In this regard, the Board considered the qualifications and experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s) and the method for compensating the portfolio manager(s).
Because the NYLI Conservative Allocation Fund, NYLI Moderate Allocation Fund, NYLI Growth Allocation Fund and NYLI Equity Allocation Fund (together, the “Allocation Funds”) invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying funds in which the Allocation Funds invest.
Because the NYLI Conservative ETF Allocation Fund, NYLI Moderate ETF Allocation Fund, NYLI Growth ETF Allocation Fund and NYLI Equity ETF Allocation Fund (together, the “ETF Allocation Funds”) invest substantially all their assets in exchange-traded funds (“ETFs”), the Board considered information from New York Life Investments regarding New York Life Investments’ investment rationale and process for the allocation among and selection of the underlying ETFs in which the ETF Allocation Funds invest.
In addition, the Board considered information provided by New York Life Investments and each Subadvisor regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that each Fund would likely continue to benefit from the nature, extent and quality of these services.
Investment Performance
Funds except the NYLI U.S. Government Liquidity Fund
In evaluating each Fund’s investment performance, the Board considered investment performance results over various periods in light of each Fund’s investment objective and strategies. The Board considered investment reports on, and analysis of, each Fund’s performance provided to the Board throughout the year, including each Fund’s investment performance compared to each Fund’s relevant benchmark(s). With respect to the NYLI S&P 500 Index Fund, the Board also considered information regarding the Fund’s tracking error relative to its benchmark. The Board also considered information provided by ISS showing the investment performance of each Fund as compared to a group of peer funds.
The Board also took into account its discussions with senior management at New York Life Investments concerning each Fund’s investment performance over various periods as well as discussions between a representative(s) of each Subadvisor and the members of the Board’s Investment Committee, which generally occur on an annual basis.  The Board also took into account the following considerations with respect to certain Funds:
1. In considering the investment performance of the NYLI Balanced Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments, NYL Investors LLC and Wellington Management Company LLP regarding the Fund’s investment performance.
2. In considering the investment performance of the NYLI Candriam Emerging Markets Equity Fund, the Board noted that the Fund underperformed its peer funds for the three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Candriam regarding the Fund’s investment performance.
3. In considering the investment performance of the NYLI CBRE Global Infrastructure Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
4. In considering the investment performance of the NYLI CBRE Real Estate Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and CBRE Investment Management Listed Real Assets LLC regarding the Fund’s investment performance.
5. In considering the investment performance of the NYLI Conservative Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the three- and five-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
6. In considering the investment performance of the NYLI Epoch Capital Growth Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the three-year period ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
7. In considering the investment performance of the NYLI Epoch International Choice Fund, the Board noted that the Fund underperformed
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its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Epoch Investment Partners, Inc. regarding the Fund’s investment performance.
8. In considering the investment performance of the NYLI Equity Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
9. In considering the investment performance of the NYLI Fiera SMID Growth Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Fiera Capital Inc. regarding the Fund’s investment performance.
10. In considering the investment performance of the NYLI Growth Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
11. In considering the investment performance of the NYLI MacKay High Yield Corporate Bond Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
12. In considering the investment performance of the NYLI MacKay High Yield Muni Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-year period ended July 31, 2025, performed in line with its peer funds for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the three- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
13. In considering the investment performance of the NYLI MacKay Short Duration High Income Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer funds for the five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and MacKay Shields LLC regarding the Fund’s investment performance.
14. In considering the investment performance of the NYLI Moderate Allocation Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended
July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments regarding the Fund’s investment performance.
15. In considering the investment performance of the NYLI PineStone International Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
16. In considering the investment performance of the NYLI PineStone Global Equity Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, and performed in line with its peer funds for the five-year period ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
17. In considering the investment performance of the NYLI PineStone U.S. Equity Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025. The Board considered its discussions with representatives from New York Life Investments and PineStone Asset Management Inc. regarding the Fund’s investment performance.
18. In considering the investment performance of the NYLI Short Term Bond Fund, the Board noted that the Fund underperformed its peer funds for the one-, three- and five-year periods ended July 31, 2025, and performed in line with its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and NYL Investors LLC regarding the Fund’s investment performance.
19. In considering the investment performance of the NYLI WMC Enduring Capital Fund, the Board noted that the Fund underperformed its peer funds for the one-, three-, five- and ten-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
20. In considering the investment performance of the NYLI WMC Growth Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
21. In considering the investment performance of the NYLI WMC International Research Equity Fund, the Board noted that the Fund underperformed its peer funds for the five- and ten-year periods ended July 31, 2025, and performed favorably relative to its peer funds for the one- and three-year periods ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and
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Wellington Management Company LLP regarding the Fund’s investment performance.
22. In considering the investment performance of the NYLI WMC Small Companies Fund, the Board noted that the Fund underperformed its peer funds for the three-, five- and ten-year periods ended July 31, 2025, and performed in line with its peer funds for the one-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
23. In considering the investment performance of the NYLI WMC Value Fund, the Board noted that the Fund underperformed its peer funds for the one- and three-year periods ended July 31, 2025, performed in line with its peer fund for the five-year period ended July 31, 2025, and performed favorably relative to its peer funds for the ten-year period ended July 31, 2025.  The Board considered its discussions with representatives from New York Life Investments and Wellington Management Company LLP regarding the Fund’s investment performance.
With respect to the Funds listed above, the Board considered that reports on the investment performance of such Funds and information on investment-related matters are provided to the Board and its Committees throughout the year and will continue to be provided to the Board and its Committees. Additionally, the Board concluded that such Funds’ performance is being monitored appropriately by New York Life Investments.
Based on these considerations, among others, the Board concluded that its review of each Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
NYLI U.S. Government Liquidity Fund
In evaluating the NYLI U.S. Government Liquidity Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective and strategies.  The Board also considered performance information relating to the New York Life Investments money market fund strategies subadvised by NYL Investors LLC and the average performance of a group of peer funds.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.
Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and the Subadvisors
Funds with Affiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s)
as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  Because each Affiliated Subadvisor is an affiliate of New York Life Investments whose subadvisory fee is paid by New York Life Investments, not the applicable Fund(s), the Board considered cost and profitability information for New York Life Investments and each Affiliated Subadvisor in the aggregate.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Affiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’, including each Affiliated Subadvisor’s, continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s).  The Board also considered the financial resources of New York Life Investments and each Affiliated Subadvisor and acknowledged that New York Life Investments and each Affiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Affiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s).  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs (along with certain enhancements recommended by the independent consultant) since the independent consultant’s review.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were
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reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s), including reputational and other indirect benefits, as well as additional revenue that may be generated by New York Life Investments and an Affiliated Subadvisor as a result of other funds in the New York Life Investments Group of Funds choosing to invest uninvested cash in the NYLI U.S. Government Liquidity Fund rather than investment options outside of the New York Life Investments Group of Funds. The Board recognized, for example, the benefits to certain Affiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Affiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities. In addition, except with respect to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates, including each Affiliated Subadvisor, due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Affiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.
Funds with one or more Unaffiliated Subadvisors
The Board considered the costs of the services provided under each applicable Advisory Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s) as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.  With respect to the profitability of each Unaffiliated Subadvisor’s relationship with the applicable Fund(s), the Board considered information from New York Life Investments that each Unaffiliated Subadvisor’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the applicable Fund(s), and the relevance of each Unaffiliated Subadvisor’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the applicable Fund(s).
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and each Unaffiliated Subadvisor under each applicable Advisory Agreement, and profitability of New York Life Investments and its affiliates and each Unaffiliated Subadvisor due to their relationships with the applicable Fund(s), the Board considered, among other factors, New York Life Investments’ and its affiliates’ and each Unaffiliated Subadvisor’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of such Fund(s), and that New York Life Investments is responsible for paying the subadvisory fee for such Fund(s). The Board also considered the financial resources of New York Life Investments and each Unaffiliated Subadvisor and acknowledged that New York Life Investments and each Unaffiliated Subadvisor must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and each Unaffiliated Subadvisor to continue to provide high-quality services to the applicable Fund(s). The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the
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independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and each Unaffiliated Subadvisor and its affiliates due to their relationships with the applicable Fund(s), including reputational and other indirect benefits.  The Board recognized, for example, the benefits to certain Unaffiliated Subadvisors from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to each such Unaffiliated Subadvisor in exchange for commissions paid by the applicable Fund(s) with respect to trades in such Fund(s)’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between each Unaffiliated Subadvisor and its affiliates and New York Life Investments and its affiliates.  The Board further considered the existence of a strategic partnership between New York Life Investments and each of CBRE Investment Management Listed Real Assets LLC, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC that relates to certain current and future products and represents a potential conflict of interest associated with New York Life Investments’ recommendation to approve the continuation of the applicable Subadvisory Agreements.  In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund, New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with the applicable Fund(s) are reasonable and other expected benefits that may accrue to each Unaffiliated Subadvisor and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to each Unaffiliated Subadvisor, the Board considered that any profits realized by such Unaffiliated Subadvisor due to its relationship with the applicable Fund(s) are the result of arm’s-length negotiations between New York Life Investments and such Unaffiliated Subadvisor, acknowledging that any such profits are based on the subadvisory fee paid to such Unaffiliated Subadvisor by New York Life Investments, not the applicable Fund(s).
Allocation Funds, ETF Allocation Funds and NYLI S&P 500 Index Fund
The Board considered the costs of the services provided under the Management Agreement.  The Board also considered the profitability of New York Life Investments and its affiliates due to their relationships with each Fund as well as of New York Life Investments and its affiliates due to their relationships with the New York Life Investments Group of Funds.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments under the Management Agreement, and profitability of New York Life Investments and its affiliates due to their relationships with each Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of each Fund.  The Board also considered the financial resources of New York Life Investments and acknowledged that New York Life Investments must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments to continue to provide high-quality services to each Fund.  The Board recognized that each Fund benefits from the allocation of certain fixed costs among the funds in the New York Life Investments Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
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The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board noted it had recently engaged an independent third-party consultant to review New York Life Investments’ methods used to allocate costs among the funds in the New York Life Investments Group of Funds.  The Board considered that the independent consultant had concluded that New York Life Investments’ cost allocation methodologies for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds are reasonable and appropriate and the Board noted that New York Life Investments used the same method of calculating profit and allocating costs since the independent consultant’s review (along with certain enhancements recommended by the independent consultant).  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the New York Life Investments Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to each Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates due to their relationships with each Fund, including reputational and other indirect benefits. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an Affiliated Subadvisor that serves as an investment option for each Fund, including the potential rationale for and costs associated with investments in this money market fund by each Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to each Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing each Fund (other than the Allocation Funds), New York Life Investments’ affiliates also earn revenues from serving each Fund in various other capacities, including as each Fund’s transfer agent and distributor.  The Board considered information about these other revenues in the context of the profitability of the relationship with each Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with each Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with each Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
The Board noted that the Allocation Funds do not pay a management fee for the allocation and other management services provided by New York Life Investments under the Management Agreement but that shareholders of the Allocation Funds indirectly pay their pro rata share of the fees and expenses of the underlying funds in which the Allocation Funds invest.  The Board considered that the Allocation Funds’ investments in underlying funds managed by New York Life Investments or its affiliates indirectly benefit New York Life Investments or its affiliates.  The Board noted that it considers the profits realized by New York Life Investments and its affiliates with respect to the underlying mutual funds managed by New York Life Investments as part of the annual contract review process for those funds.
After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with each Fund were not excessive and other expected benefits that may accrue to New York Life Investments and its affiliates due to their relationships with each Fund are reasonable.
Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each applicable Advisory Agreement and each Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee for each Fund with one or more Subadvisors, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to each Subadvisor is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments with respect to each Fund with one or more Subadvisors.
In assessing the reasonableness of each Fund’s fees and expenses, the Board primarily considered comparative data provided by New York Life Investments with respect to the NYLI U.S. Government Liquidity Fund and by ISS with respect to each other Fund on the fees and expenses of similar mutual funds managed by other investment advisers. With respect to the NYLI U.S. Government Liquidity Fund, the Board considered New York Life Investments’ previous statement that some similar funds managed by other investment advisers are not charged a management fee. In addition, the Board considered information provided by New York Life Investments and each Subadvisor on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the applicable Fund(s), if any.  The Board considered the contractual management fee schedule for each Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as each Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and/or expense limitation arrangements, as applicable, on each Fund’s net management fee and expenses.  The Board also
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considered that in proposing fees for each Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2025 meeting, regarding the reasonableness of the Funds’ transfer agent fee schedule, including industry data that supports a conclusion that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and each Fund’s transfer agent, charges each Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to each Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to each Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of each Fund.  The Board acknowledged the role that the New York Life Investments Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
The Board also took into account the following considerations with respect to certain Funds:
1. With respect to the NYLI Cushing MLP Premier Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
2. With respect to the NYLI Floating Rate Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
3. With respect to the NYLI MacKay High Yield Muni Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding the contractual and net management fees paid by the Fund.
4. With respect to the NYLI MacKay Short Duration High Income Fund, the Board considered its discussions with representatives from New York Life Investments regarding the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding a management fee breakpoint for the Fund, effective February 28, 2026.
5. With respect to the NYLI MacKay U.S. Infrastructure Bond Fund, the Board considered its discussions with representatives from New York Life Investments regarding contractual and net management fees and the total net expenses paid by the Fund. The Board also considered that New York Life Investments proposed adding an additional management fee breakpoint for the Fund, effective February 28, 2026.
6. With respect to the NYLI Money Market Fund, the Board considered its discussions with representatives from New York Life Investments regarding the net management fee paid by the Fund.
7. With respect to the NYLI MacKay Strategic Bond Fund, the Board considered that New York Life Investments proposed lowering the expense limitation for Class I shares of the Fund, effective February 28, 2026.
8. With respect to the NYLI MacKay High Yield Corporate Bond Fund, NYLI Income Builder Fund and NYLI MacKay Tax Free Bond Fund, the Board considered that New York Life Investments agreed to a phased reduction of a portion of its management fee, effective January 1, 2026.
Because the Allocation Funds do not pay a management fee to New York Life Investments, the Board considered the reasonableness of fees and expenses the Allocation Funds indirectly pay by investing in underlying funds that charge a management fee.  The Board considered New York Life Investments’ process for monitoring and addressing potential conflicts of interest in the selection of underlying funds for the Asset Allocation Funds.  Additionally, because the Allocation Funds invest substantially all their assets in other funds advised by New York Life Investments or its affiliates, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the Allocation Funds’ investments in other funds, including New York Life Investments’ finding that the applicable Allocation Fund’s fees and expenses do not duplicate the fees and expenses of the corresponding acquired fund (when required by Rule 12d1-4 under the 1940 Act).
Because the ETF Allocation Funds invest substantially all their assets in ETFs, the Board also considered information provided by New York Life Investments regarding the fees and expenses associated with the ETF Allocation Funds’ investments in ETFs, including New York Life Investments’ finding that the ETF Allocation Funds’ fees and expenses do not duplicate the fees and expenses of the corresponding acquired ETF (when required by Rule 12d1-4 under the 1940 Act).
The Board further noted that, in certain prior years, New York Life Investments had provided support to the NYLI U.S. Government Liquidity Fund and the NYLI Money Market Fund in the form of voluntary waivers and/or reimbursements of fees and expenses in order to maintain a positive yield.
Based on the factors outlined above, among other considerations, the Board concluded that each Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.
Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to each
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Fund and whether each Fund’s management fee and expense structure permits economies of scale, if any, to be appropriately shared with each Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the New York Life Investments Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with each Fund in a number of ways, including, for example, through the imposition of fee breakpoints or expense limitation arrangements, initially setting management fee rates at scale or making additional investments to enhance the services provided to each Fund.  The Board reviewed information from New York Life Investments showing how each Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS for each Fund other than the NYLI U.S. Government Liquidity Fund showing how each Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.  The Board noted that the Allocation Funds do not pay a management fee and that the Board separately considers economies of scale as part of its review of the management agreements of underlying mutual funds managed by New York Life Investments in which the Allocation Funds invest and the benefit of any breakpoints in the management fee schedules for the mutual funds managed by New York Life Investments would pass through to shareholders of the
Allocation Funds at the specified levels of assets of underlying mutual funds managed by New York Life Investments.
Based on this information, the Board concluded that economies of scale, if any, are appropriately shared for the benefit of each Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale.
Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof on a Fund-by-Fund basis, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements for each applicable Fund.
1    Candriam, MacKay Shields LLC and NYL Investors LLC are referred to herein as the “Affiliated Subadvisors.” CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc., Fiera Capital Inc., PineStone Asset Management Inc., Wellington Management Company LLP and Winslow Capital Management, LLC are referred to herein as the “Unaffiliated Subadvisors.”
“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.
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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended “1940 Act”) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics

(a)(2)	Certification of principal executive officer and principal financial officer as required by Rule 30a-2 under the 1940 Act.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENTS FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	July 2, 2026

By:	/s/ Jack Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	July 2, 2026